Bridge Builder Core Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 97.81%
Asset-Backed Obligations - 12.72%
ABFC 2005-AQ1 Trust
4.74%, 06/25/2035 (1)	$284,322	$289,309
ABFC 2006-OPT1 Trust
2.64% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 09/25/2036 (2)	3,354,082	3,272,088
Academic Loan Funding Trust 2013-1
3.29% (1 Month LIBOR USD + 0.80%), 12/26/2044 (2) (3)	854,046	850,427
Ajax Mortgage Loan Trust
3.47%, 04/25/2057 (1) (3)	919,791	915,615
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (1) (3)	1,993,407	1,993,638
Allegro CLO VII Ltd.
3.89% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031 (2) (3)	12,000,000	11,845,740
American Credit Acceptance Receivables Trust 2016-4
2.91%, 02/13/2023 (3)	804,612	804,487
American Credit Acceptance Receivables Trust 2017-2
2.86%, 06/12/2023 (3)	4,873,303	4,867,497
3.69%, 06/12/2023 (3)	3,660,000	3,671,091
American Credit Acceptance Receivables Trust 2018-2
2.94%, 01/10/2022 (3)	2,400,129	2,400,435
American Credit Acceptance Receivables Trust 2018-3
2.92%, 08/12/2021 (3)	5,423,772	5,423,303
3.49%, 06/13/2022 (3)	1,533,000	1,536,833
American Express Credit Account Master Trust
1.93%, 09/15/2022	24,490,000	24,341,020
2.04%, 05/15/2023	14,026,000	13,928,732
2.87%, 10/15/2024	8,664,000	8,745,311
2.86% (1 Month LIBOR USD + 0.38%), 04/15/2026 (2)	4,112,000	4,099,747
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036 (3)	3,832,517	3,939,835
4.29%, 10/17/2036 (3)	300,000	310,272
6.23%, 10/17/2036 (3)	1,000,000	1,096,556
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/18/2036 (3)	600,000	623,595
6.42%, 12/18/2036 (3)	1,000,000	1,108,471
3.47%, 04/18/2052 (3)	2,089,293	2,114,090
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052 (3)	3,900,000	4,213,470
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/18/2052 (3)	1,816,047	1,865,168
AmeriCredit Automobile Receivables Trust
2.30%, 02/18/2022	1,153,000	1,145,401
2.71%, 08/18/2022	618,000	616,435
3.13%, 01/18/2023	1,387,000	1,390,129
AmeriCredit Automobile Receivables Trust 2016-4
1.83%, 12/08/2021	900,000	893,618
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023	6,000,000	6,027,150
AmeriCredit Automobile Receivables Trust 2017-3
2.69%, 06/19/2023	3,050,000	3,042,131
AmeriCredit Automobile Receivables Trust 2017-4
1.83%, 05/18/2021	3,408,804	3,402,426
2.36%, 12/19/2022	5,355,000	5,313,530
2.60%, 09/18/2023	6,700,000	6,664,712
AmeriCredit Automobile Receivables Trust 2018-1
2.71%, 07/19/2021	4,458,533	4,457,303
3.50%, 01/18/2024	6,000,000	6,081,126
AmeriCredit Automobile Receivables Trust 2018-2
3.45%, 06/18/2024	7,636,000	7,725,513
Americredit Automobile Receivables Trust 2019-1
3.13%, 02/18/2025	3,400,000	3,427,059
3.36%, 02/18/2025	3,500,000	3,533,078
Amortizing Residential Collateral Trust 2002-BC5
3.52% (1 Month LIBOR USD + 1.04%, 0.69% Floor), 07/25/2032 (2)	2,409,461	2,386,886
Anchor Assets IX LLC
5.13%, 05/15/2020 (3)(12)	4,923,488	4,923,488
Anchorage Capital CLO 2013-1 Ltd.
4.05% (3 Month LIBOR USD + 1.25%), 10/15/2030 (2) (3)	2,500,000	2,494,120
Apidos CLO XXIII
3.61% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 01/15/2027 (2) (3)	10,000,000	9,923,570
Argent Securities, Inc.
3.63% (1 Month LIBOR USD + 1.14%, 0.57% Floor), 12/25/2033 (2)	3,111,636	3,113,001
3.53% (1 Month LIBOR USD + 1.04%, 0.52% Floor), 04/25/2034 (2)	3,667,317	3,668,019
2.83% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 11/25/2035 (2)	2,157,157	2,156,195
Arivo 2018-1 A FRN
0.00%, 09/15/2019 (12)	5,160,791	5,160,791
Asset Backed Securities Co. Home Equity Loan Trust Series 2003-HE6
3.17% (1 Month LIBOR USD + 0.68%, 0.34% Floor), 11/25/2033 (2)	1,862,969	1,820,173
Asset Backed Securities Co. Home Equity Loan Trust Series AEG 2006-HE1
2.70% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036 (2)	3,340,662	3,327,828
Asset Backed Securities Co. Home Equity Loan Trust Series OOMC 2006-HE3
2.66% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2036 (2)	1,723,402	1,714,621
Asset-Backed Pass-Through Certificates Series 2004-R2
3.27% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 04/25/2034 (2)	292,073	293,407
Atlas Senior Loan Fund III Ltd.
3.51% (3 Month LIBOR USD + 0.83%), 11/17/2027 (2) (3)	6,500,000	6,464,659
Atlas Senior Loan Fund Ltd.
4.08% (3 Month LIBOR USD + 1.30%), 01/16/2030 (2) (3)	3,750,000	3,732,814
Atlas Senior Loan Fund V Ltd.
4.04% (3 Month LIBOR USD + 1.26%), 07/16/2029 (2) (3)	4,250,000	4,232,124
Avis Budget Rental Car Funding AESOP LLC
2.46%, 07/20/2020 (3)	6,866,667	6,861,072
2.50%, 07/20/2021 (3)	6,300,000	6,270,500
2.63%, 12/20/2021 (3)	6,600,000	6,565,108
3.70%, 09/20/2024 (3)	6,200,000	6,327,181
4.00%, 03/20/2025 (3)	5,800,000	5,939,010
AXIS Equipment Finance Receivables IV LLC
2.21%, 11/20/2021 (3)	296,779	296,119
B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (3)	313,408	311,159
B2R Mortgage Trust 2015-2
3.34%, 11/18/2048 (3)	1,505,210	1,502,585
BA Credit Card Trust
1.95%, 08/15/2022	9,255,000	9,198,207
Bain Capital Credit CLO 2018-1
3.73% (3 Month LIBOR USD + 0.96%), 04/23/2031 (2) (3)	10,000,000	9,810,280
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2037 (1)	187,286	175,914
Bayview Opportunity Master Fund IVa Trust 2019-RN2
3.97%, 03/28/2034 (1) (3)	3,265,000	3,265,000
Bayview Opportunity Master Fund Trust 2018-RN8
4.07%, 09/28/2033 (1) (3)	1,236,555	1,241,829
Bayview Opportunity Master Fund Trust IVb 2019-RN1
4.09%, 02/28/2034 (1) (3)	1,487,583	1,500,878
BCC Funding XIII LLC
2.20%, 12/20/2021 (3)	332,306	331,757
Bear Stearns Asset Backed Securities I Trust 2004-HE6
3.34% (1 Month LIBOR USD + 0.86%, 0.57% Floor), 08/25/2034 (2)	7,536,175	7,405,706
Bear Stearns Asset Backed Securities Trust 2003-2
3.99% (1 Month LIBOR USD + 1.50%, 0.75% Floor, 11.00% Cap), 03/25/2043 (2)	3,940,991	3,928,571
Bear Stearns Asset Backed Securities Trust 2006-SD1
2.86% (1 Month LIBOR USD + 0.37%, 0.37% Floor), 04/25/2036 (2)	12,116	12,080
BlueMountain CLO 2015-1 Ltd.
4.13% (3 Month LIBOR USD + 1.33%), 04/13/2027 (2) (3)	775,000	774,752
BMW Floorplan Master Owner Trust
2.80% (1 Month LIBOR USD + 0.32%), 05/15/2023 (2) (3)	6,407,000	6,405,511
Business Jet Securities LLC 2017-1
4.34%, 02/15/2033 (3)	4,198,167	4,222,354
Business Jet Securities LLC 2018-2
4.45%, 06/15/2033 (3)	7,046,768	7,133,910
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (3)	147,437	147,088
Camillo Issuer LLC 2016-SFR1 A
0.00%, 12/05/2023 (12)	5,031,873	5,020,868
Capital Auto Receivables Asset Trust 2017-1
1.76%, 06/22/2020 (3)	108,377	108,306
Capital Auto Receivables Asset Trust 2018-1
2.79%, 01/20/2022 (3)	9,415,000	9,417,864
Capital One Multi-Asset Execution Trust
2.00%, 01/17/2023	8,389,000	8,341,498
1.99%, 07/17/2023	4,469,000	4,431,828
3.06% (1 Month LIBOR USD + 0.58%), 07/15/2027 (2)	6,734,000	6,750,827
Carlyle Global Market Strategies CLO 2014-1 Ltd.
3.74% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 04/17/2031 (2) (3)	12,000,000	11,821,980
Carlyle U.S. CLO 2017-1 Ltd.
3.99% (3 Month LIBOR USD + 1.23%), 04/21/2031 (2) (3)	5,500,000	5,478,181
Carlyle U.S. CLO 2017-2 Ltd.
3.98% (3 Month LIBOR USD + 1.22%), 07/21/2031 (2) (3)	3,000,000	2,984,664
CarMax Auto Owner Trust
1.64%, 09/15/2020	1,134,847	1,133,606
CarMax Auto Owner Trust 2018-2
3.16%, 07/17/2023	2,635,000	2,664,964
Carmax Auto Owner Trust 2019-1
3.26%, 08/15/2024	9,831,000	10,012,186
Carrington Mortgage Loan Trust Series 2006-OPT1
2.67% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 12/25/2035 (2)	162,841	162,726
Catamaran CLO 2014-2 Ltd.
4.18% (3 Month LIBOR USD + 1.40%), 10/18/2026 (2) (3)	902,178	903,332
Chase Funding Trust Series 2003-4
5.19%, 05/25/2033 (1)	138,792	140,247
Chase Funding Trust Series 2003-6
5.04%, 11/25/2034 (1)	199,777	206,535
5.04%, 11/25/2034 (1)	340,147	349,313
Chase Issuance Trust
2.68% (1 Month LIBOR USD + 0.20%), 04/17/2023 (2)	7,710,000	7,705,385
CIFC Funding 2018-II Ltd.
3.82% (3 Month LIBOR USD + 1.04%), 04/21/2031 (2) (3)	10,000,000	9,850,730
Citibank Credit Card Issuance Trust
2.86% (1 Month LIBOR USD + 0.37%), 08/08/2024 (2)	9,847,000	9,856,837
2.82% (1 Month LIBOR USD + 0.33%), 01/21/2025 (2)	8,712,000	8,699,812
3.11% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 04/22/2026 (2)	8,600,000	8,640,370
3.96%, 10/15/2030	23,300,000	24,985,935
Citigroup Global Markets Mortgage Securities VII, Inc.
3.95%, 04/25/2032 (1) (3)	12,524	12,468
Citigroup Mortgage Loan Trust, Inc.
3.25% (1 Month LIBOR USD + 0.76%, 0.38% Floor), 12/25/2033 (2)	11,715	11,718
CLUB Credit Trust
3.82%, 01/15/2026 (3)	6,527,281	6,561,362
CLUB Credit Trust 2017-P2
2.61%, 01/15/2024 (3)	1,653,785	1,646,863
Colony American Finance 2016-2 Ltd.
2.55%, 11/18/2048 (3)	983,997	967,759
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042 (3)	9,834,543	9,687,483
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044 (3)	7,437,573	7,425,120
Commonbond Student Loan Trust 2018-C-GS
3.29% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 02/25/2046 (2) (3)	3,997,743	3,976,879
3.87%, 02/25/2046 (3)	3,076,770	3,120,117
Conseco Financial Co.
6.24%, 12/01/2028	11,530	11,659
6.22%, 03/01/2030	51,442	53,471
6.18%, 04/01/2030	15,953	16,491
Consumer Loan Underlying Bond Credit Trust 2017-P1
2.42%, 09/15/2023 (3)	314,945	314,796
COOF Securitization Trust 2014-1 Ltd.
2.97%, 06/15/2040 IO (3)(4)	1,039,598	93,398
Countrywide Asset-Backed Certificates
5.43%, 02/25/2033 (4)	55,614	50,657
5.12%, 02/25/2035 (1)	29,773	29,865
4.47%, 12/25/2035 (4)	86,668	88,453
5.97%, 12/25/2035 (4)	67,376	62,822
CPS Auto Receivables Trust 2014-C
3.77%, 08/17/2020 (3)	270,380	270,730
CPS Auto Receivables Trust 2014-D
4.35%, 11/16/2020 (3)	367,350	368,953
CPS Auto Receivables Trust 2015-A
4.00%, 02/16/2021 (3)	446,000	448,276
CPS Auto Receivables Trust 2015-B
4.20%, 05/17/2021 (3)	1,905,000	1,917,930
CPS Auto Receivables Trust 2015-C
4.63%, 08/16/2021 (3)	1,376,000	1,392,086
CPS Auto Receivables Trust 2016-C
3.27%, 06/15/2022 (3)	840,000	841,020
CPS Auto Receivables Trust 2017-B
2.92%, 02/15/2022 (3)	1,441,000	1,435,001
3.95%, 03/15/2023 (3)	3,485,000	3,513,370
CPS Auto Receivables Trust 2017-C
2.86%, 06/15/2023 (3)	2,300,000	2,294,762
3.79%, 06/15/2023 (3)	791,000	796,973
CPS Auto Receivables Trust 2018-A
2.16%, 05/17/2021 (3)	2,242,031	2,238,391
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022 (3)	7,146,975	7,148,902
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022 (3)	9,203,946	9,218,201
Credit Acceptance Auto Loan Trust 2017-1
2.56%, 10/15/2025 (3)	1,766,204	1,763,463
3.04%, 12/15/2025 (3)	871,000	869,340
3.48%, 02/17/2026 (3)	730,000	728,569
Credit Acceptance Auto Loan Trust 2017-2
3.35%, 06/15/2026 (3)	811,000	810,353
Credit Acceptance Auto Loan Trust 2018-1
3.01%, 02/16/2027 (3)	6,684,000	6,689,334
Credit Acceptance Auto Loan Trust 2018-3
3.55%, 08/16/2027 (3)	3,090,000	3,127,131
Credit Acceptance Auto Loan Trust 2019-1
3.33%, 02/15/2028 (3)	7,351,000	7,400,827
CSMC 2016-RPL1 Trust
5.64% (1 Month LIBOR USD + 3.15%, 3.15% Floor), 12/26/2046 (2) (3)	8,597,008	8,584,542
CSMC 2018-RPL8 Trust
4.13%, 07/25/2058 (3)(4)	7,413,568	7,436,635
CWABS, Inc. Asset-Backed Certificates Series 2003-5
5.14%, 01/25/2034 (4)	20,347	20,588
CWABS, Inc. Asset-Backed Certificates Series 2003-BC1
3.29% (1 Month LIBOR USD + 0.80%, 0.40% Floor), 03/25/2033 (2)	518,102	512,387
CWABS, Inc. Asset-Backed Certificates Series 2004-1
3.24% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 03/25/2034 (2)	34,735	34,857
3.31% (1 Month LIBOR USD + 0.83%, 0.55% Floor), 03/25/2034 (2)	7,561	7,502
3.05% (1 Month LIBOR USD + 0.56%, 0.28% Floor), 04/25/2034 (2)	1,112	1,075
CWABS, Inc. Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035 (4)	5,451	5,471
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
3.39% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 10/25/2034 (2)	17,097	16,982
3.27% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 11/25/2034 (2)	639,595	639,370
CWABS, Inc. Asset-Backed Certificates Trust 2005-1
5.03%, 06/25/2035 (4)	15,849	16,093
CWABS, Inc. Asset-Backed Certificates Trust 2005-17
5.56%, 03/25/2036 (4)	23,754	23,654
Diamond Resorts Owner Trust
3.27%, 10/22/2029 (3)	2,025,743	2,033,842
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031 (3)	4,963,095	5,041,802
Discover Card Execution Note Trust
2.84% (1 Month LIBOR USD + 0.36%), 04/15/2025 (2)	7,906,000	7,898,119
Drive Auto Receivables Trust
2.78%, 10/15/2020	2,533,052	2,532,992
3.36%, 10/17/2022	6,753,000	6,772,364
3.66%, 11/15/2024	7,634,000	7,691,981
Drive Auto Receivables Trust 2015-A
4.12%, 07/15/2022 (3)	1,522,996	1,527,932
Drive Auto Receivables Trust 2015-B
3.84%, 07/15/2021 (3)	944,413	945,610
Drive Auto Receivables Trust 2015-C
4.20%, 09/15/2021 (3)	489,919	491,590
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024 (3)	2,996,000	3,034,387
Drive Auto Receivables Trust 2017-1
2.84%, 04/15/2022	2,800,846	2,799,552
3.84%, 03/15/2023	5,373,000	5,414,647
Drive Auto Receivables Trust 2017-2
2.75%, 09/15/2023	4,665,782	4,663,429
Drive Auto Receivables Trust 2017-3
2.30%, 05/17/2021	425,644	425,533
2.80%, 07/15/2022	2,493,000	2,492,791
3.53%, 12/15/2023 (3)	12,000,000	12,061,271
Drive Auto Receivables Trust 2017-A
2.98%, 01/18/2022 (3)	861,776	862,072
4.16%, 05/15/2024 (3)	1,724,000	1,744,988
Drive Auto Receivables Trust 2017-B
2.61%, 08/16/2021 (3)	1,200,385	1,199,785
3.72%, 10/17/2022 (3)	2,982,000	2,999,196
Drive Auto Receivables Trust 2018-1
2.88%, 02/15/2022	7,386,321	7,386,623
Drive Auto Receivables Trust 2018-2
3.22%, 04/15/2022	21,350,000	21,373,269
Drive Auto Receivables Trust 2019-1
3.08%, 09/15/2021	9,091,000	9,101,937
4.09%, 06/15/2026	2,645,000	2,701,439
Drive Auto Receivables Trust 2019-2
3.17%, 11/15/2023	4,747,000	4,767,557
DT Auto Owner Trust 2015-2
4.25%, 02/15/2022 (3)	764,473	765,090
DT Auto Owner Trust 2016-4
2.74%, 10/17/2022 (3)	808,655	808,483
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (3)	4,869,000	4,883,261
DT Auto Owner Trust 2017-2
3.03%, 01/17/2023 (3)	2,589,787	2,589,951
DT Auto Owner Trust 2017-3
3.58%, 05/15/2023 (3)	1,662,000	1,668,828
DT Auto Owner Trust 2018-2
3.43%, 05/16/2022 (3)	7,437,193	7,467,204
3.67%, 03/15/2024 (3)	8,250,000	8,304,625
DT Auto Owner Trust 2018-3
3.02%, 02/15/2022 (3)	8,986,196	8,988,802
DT Auto Owner Trust 2019-1
3.08%, 09/15/2022 (3)	11,003,188	11,012,347
DTAT Asset Trust 2017-B
5.84%, 12/16/2022 (3) (12)	3,400,000	3,398,730
Engs Commercial Finance Trust 2016-1
2.63%, 02/22/2022 (3)	410,987	409,859
Exeter Automobile Receivables Trust 2016-1
5.52%, 10/15/2021 (3)	2,230,000	2,253,542
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022 (3)	835,000	841,702
Exeter Automobile Receivables Trust 2017-2
2.82%, 05/16/2022 (3)	6,119,000	6,112,717
Exeter Automobile Receivables Trust 2017-3
2.05%, 12/15/2021 (3)	523,843	522,258
3.68%, 07/17/2023 (3)	3,836,000	3,869,563
Exeter Automobile Receivables Trust 2018-1
2.21%, 05/17/2021 (3)	1,162,278	1,161,677
Exeter Automobile Receivables Trust 2018-3
2.90%, 01/18/2022 (3)	3,397,490	3,396,938
Exeter Automobile Receivables Trust 2018-4
3.64%, 11/15/2022 (3)	2,743,000	2,765,847
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (3)	280,000	281,946
First Investors Auto Owner Trust 2017-1
2.67%, 04/17/2023 (3)	2,767,000	2,756,139
3.60%, 04/17/2023 (3)	2,847,000	2,859,515
First Investors Auto Owner Trust 2018-1
2.84%, 05/16/2022 (3)	2,548,979	2,548,604
Flagship Credit Auto Trust 2014-2
3.95%, 12/15/2020 (3)	241,175	241,460
Flagship Credit Auto Trust 2015-3
3.68%, 03/15/2022 (3)	514,361	515,751
4.65%, 03/15/2022 (3)	567,000	576,760
Flagship Credit Auto Trust 2016-1
2.77%, 12/15/2020 (3)	44,398	44,394
6.22%, 06/15/2022 (3)	3,000,000	3,104,876
Flagship Credit Auto Trust 2016-4
2.71%, 11/15/2022 (3)	1,743,000	1,736,598
Flagship Credit Auto Trust 2017-2
2.96%, 07/17/2023 (3)	5,195,000	5,177,665
3.62%, 07/17/2023 (3)	2,995,000	3,000,202
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024 (3)	7,710,000	7,812,553
Flagship Credit Auto Trust 2019-1
3.11%, 08/15/2023 (3)	10,527,780	10,540,132
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027 (3)	7,000,000	6,943,899
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (3)	10,000,000	9,837,665
Ford Credit Auto Owner Trust 2017-B
1.49%, 05/15/2020	615,391	615,020
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	4,177,000	4,151,709
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031 (3)	13,500,000	13,514,183
Ford Credit Auto Owner Trust 2019-A
2.85%, 08/15/2024	4,688,000	4,716,981
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030 (3)	2,150,000	2,192,195
FORT CRE 2018-1 LLC
5.32% (1 Month LIBOR USD + 2.83%, 2.83% Floor), 11/23/2035 (2) (3)	11,800,000	11,919,451
Foundation Finance Trust 2017-1
3.30%, 07/15/2033 (3)	2,694,463	2,692,314
Foundation Finance Trust 2019-1
3.86%, 11/15/2034 (3)	4,750,000	4,749,264
Foursight Capital Automobile Receivables Trust 2017-1
3.05%, 12/15/2022 (3)	4,000,000	3,989,583
FREED ABS TRUST 2018-1
3.61%, 07/18/2024 (3)	3,073,950	3,076,755
FREED ABS TRUST 2018-2
3.99%, 10/20/2025 (3)	6,702,215	6,721,854
Galaxy XXIX CLO Ltd.
3.47% (3 Month LIBOR USD + 0.79%), 11/16/2026 (2) (3)	5,968,967	5,942,333
GCAT 2017-2 LLC
3.50%, 04/25/2047 (1) (3)	1,109,847	1,104,978
GCAT 2018-1 LLC
3.84%, 06/25/2048 (1) (3)	2,022,154	2,018,934
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	28	29
6.71%, 04/25/2029 (4)	25,874	21,416
GLS Auto Receivables Trust 2016-1
4.39%, 01/15/2021 (3)	251,361	251,683
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021 (3)	6,756,013	6,721,351
GM Financial Consumer Automobile Receivables Trust 2018-1
2.32%, 07/18/2022	5,307,000	5,286,577
GM Financial Consumer Automobile Receivables Trust 2018-4
3.62%, 06/17/2024	1,400,000	1,422,396
GMAT 2013-1 Trust
6.97%, 08/25/2053 (1) (3)	50,893	50,922
GMF Floorplan Owner Revolving Trust
3.33% (1 Month LIBOR USD + 0.85%), 05/17/2021 (2) (3)	4,900,000	4,903,710
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (3)	426,797	425,021
Golden Bear 2016-R LLC
5.65%, 09/20/2047 (3)	1,763,185	1,796,322
Goodgreen 2017-1 Trust
3.74%, 10/15/2052 (3)	1,630,481	1,648,393
Goodgreen 2017-2 Trust
3.26%, 10/15/2053 (3)	4,418,859	4,408,062
Goodgreen 2017-R1 Trust
5.00%, 10/20/2052 (3)(4)(12)	7,241,979	7,073,965
Greenwood Park CLO Ltd.
3.80% (3 Month LIBOR USD + 1.01%), 04/15/2031 (2) (3)	23,000,000	22,715,536
Greywolf CLO VI Ltd.
3.79% (3 Month LIBOR USD + 1.03%), 04/26/2031 (2) (3)	14,000,000	13,806,240
GSAA Trust
2.76% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2035 (2)	128,802	128,843
GSAMP Trust 2005-WMC2
3.11% (1 Month LIBOR USD + 0.62%, 0.31% Floor), 11/25/2035 (2)	1,617,400	1,619,217
GSAMP Trust 2006-HE7
2.72% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 10/25/2036 (2)	1,269,108	1,260,786
HERO Funding 2017-3
3.95%, 09/20/2048 (3)	4,009,407	4,097,219
HERO Funding II 2016-3B
5.24%, 09/22/2042 (3)	971,372	981,774
HERO Funding Trust 2016-2
3.75%, 09/20/2041 (3)	2,337,861	2,372,075
HERO Funding Trust 2016-3
3.08%, 09/20/2042 (3)	1,021,810	1,009,303
HERO Funding Trust 2016-4A
3.57%, 09/20/2047 (3)	3,115,078	3,139,002
HERO Funding Trust 2017-1A
4.46%, 09/20/2047 (3)	5,342,647	5,517,345
HERO Funding Trust 2017-2A
3.28%, 09/20/2048 (3)	5,072,491	5,007,031
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (3)	1,632,498	1,619,976
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
2.69% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 03/25/2036 (2)	37,363	36,747
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	4,955,000	4,929,344
IMC Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	68	68
JP Morgan Mortgage Acquisition Trust 2006-CH1
2.62% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 07/25/2036 (2)	1,063,551	1,060,822
Kabbage Funding LLC
3.83%, 03/15/2024 (3)	10,490,000	10,553,096
KGS-Alpha SBA COOF Trust
0.59%, 05/25/2039 IO (3)(4)	2,810,408	43,893
KGS-Alpha SBA COOF Trust 2014-2
3.11%, 04/25/2040 IO (3)(4)	1,050,480	85,912
KKR CLO 11 Ltd.
3.97% (3 Month LIBOR USD + 1.18%), 01/15/2031 (2) (3)	6,250,000	6,181,737
KSBA 2012-2 A
0.88%, 08/25/2038 (3)(4)	3,914,636	93,779
KVK CLO 2018-1 Ltd.
3.57% (3 Month LIBOR USD + 0.93%), 05/20/2029 (2) (3)	25,000,000	24,742,425
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042 (3)	6,200,000	6,142,553
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043 (3)	10,200,000	10,369,960
Lendmark Funding Trust 2017-1
2.83%, 12/22/2025 (3)	2,508,000	2,486,450
5.41%, 12/22/2025 (3)	3,500,000	3,588,675
Lendmark Funding Trust 2018-1
5.03%, 12/21/2026 (3)	1,900,000	1,938,720
Long Beach Mortgage Loan Trust 2004-1
3.24% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 02/25/2034 (2)	788,468	782,017
Long Beach Mortgage Loan Trust 2004-3
3.34% (1 Month LIBOR USD + 0.86%, 0.57% Floor), 07/25/2034 (2)	39,423	39,323
LV Tower 52 Issuer 2013-1
5.75%, 07/15/2019 (3) (12)	3,940,306	3,940,306
7.75%, 07/15/2019 (3) (12)	1,486,997	1,486,997
Magnetite XVI Ltd.
3.58% (3 Month LIBOR USD + 0.80%), 01/18/2028 (2) (3)	12,000,000	11,894,484
Man GLG U.S. CLO 2018-2 Ltd.
4.03% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 10/16/2028 (2) (3)	8,000,000	7,969,720
Mariner Finance Issuance Trust 2017-A
3.62%, 02/20/2029 (3)	2,633,972	2,636,773
Marlette Funding Trust 2017-1
2.83%, 03/15/2024 (3)	65,904	65,902
Marlette Funding Trust 2017-2
2.39%, 07/15/2024 (3)	234,104	234,051
Marlette Funding Trust 2018-1
2.61%, 03/15/2028 (3)	1,592,136	1,589,336
Marlette Funding Trust 2018-2
3.06%, 07/17/2028 (3)	2,878,752	2,877,633
MidOcean Credit CLO III
3.88% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031 (2) (3)	15,400,000	15,140,171
MidOcean Credit CLO IX
3.91% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/21/2031 (2) (3)	4,000,000	3,946,784
MidOcean Credit CLO VIII
3.79% (3 Month LIBOR USD + 1.15%), 02/20/2031 (2) (3)	18,000,000	17,740,872
Mid-State Capital Co. 2006-1 Trust
6.08%, 10/15/2040 (3)	742,147	808,401
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (3)	252,764	257,168
5.25%, 12/15/2045 (3)	454,840	472,319
Mill Creek II CLO Ltd.
4.51% (3 Month LIBOR USD + 1.75%), 04/17/2028 (2) (3)	3,750,000	3,764,411
Morgan Stanley ABS Capital I, Inc. Trust 2004-NC8
3.40% (1 Month LIBOR USD + 0.92%, 0.61% Floor), 09/25/2034 (2)	4,870,998	4,847,833
Mountain View CLO 2015-9 Ltd.
3.91% (3 Month LIBOR USD + 1.12%), 07/15/2031 (2) (3)	20,000,000	19,687,420
Navient Private Education Loan Trust 2018-C
3.52%, 06/16/2042 (3)	5,700,000	5,776,227
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042 (3)	15,200,000	15,238,933
Navient Student Loan Trust 2018-EA
4.00%, 12/15/2059 (3)	6,200,000	6,452,703
New Century Home Equity Loan Trust Series 2003-5
5.08%, 11/25/2033 (1)	180,724	182,231
New Residential Mortgage Trust 2018-1
4.00%, 12/25/2057 (3)(4)	9,624,513	9,825,833
Nissan Auto Receivables 2019-A Owner Trust
2.82%, 01/18/2022	9,000,000	9,011,637
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
2.72% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 11/25/2035 (2)	10,331,081	10,254,298
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057 (1) (3)	2,286,870	2,257,039
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057 (1) (3)	1,629,845	1,627,596
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023	1,896	1,917
OCP CLO 2017-13 Ltd.
4.05% (3 Month LIBOR USD + 1.26%), 07/15/2030 (2) (3)	4,250,000	4,231,274
Ocwen Master Advance Receivables Trust
3.81%, 08/16/2049 (3)	1,500,000	1,486,492
Ocwen Master Advance Receivables Trust Series 2018-T1
3.65%, 08/15/2049 (3)	6,300,000	6,298,702
OL SP 2018-B LLC
4.16%, 02/09/2030	3,321,150	3,331,183
4.61%, 02/09/2030	721,990	729,474
OnDeck Asset Securitization Trust LLC
3.50%, 04/18/2022 (3)	5,796,000	5,817,218
OneMain Direct Auto Receivables Trust 2017-1
2.16%, 10/15/2020 (3)	2,510,559	2,506,804
OneMain Direct Auto Receivables Trust 2017-2
2.55%, 11/14/2023 (3)	17,900,000	17,790,615
2.82%, 07/15/2024 (3)	4,300,000	4,276,237
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024 (3)	19,400,000	19,607,974
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (3)	218,769	218,809
3.85%, 03/18/2026 (3)	500,000	501,079
OneMain Financial Issuance Trust 2016-1
3.66%, 02/20/2029 (3)	2,125,674	2,134,730
6.00%, 02/20/2029 (3)	1,900,000	1,947,880
OneMain Financial Issuance Trust 2017-1
3.29% (1 Month LIBOR USD + 0.80%), 09/14/2032 (2) (3)	10,975,000	11,011,090
Onemain Financial Issuance Trust 2018-1
3.30%, 03/14/2029 (3)	3,060,000	3,074,771
Oportun Funding VI LLC
3.23%, 06/08/2023 (3)	1,957,000	1,947,005
3.97%, 06/08/2023 (3)(4)	5,150,000	5,126,304
Oportun Funding VII LLC
3.22%, 10/10/2023 (3)	1,691,000	1,681,627
Oportun Funding VIII LLC
3.61%, 03/08/2024 (3)	2,978,000	2,985,199
Oportun Funding X LLC
4.10%, 10/08/2024 (3)	5,900,000	5,983,532
Oportun Funding XII LLC
4.15%, 12/09/2024 (3)	4,200,000	4,270,021
Option One Mortgage Loan Trust 2004-3
3.39% (1 Month LIBOR USD + 0.90%, 0.45% Floor), 11/25/2034 (2)	1,691,802	1,596,743
OZLM Funding IV Ltd.
4.01% (3 Month LIBOR USD + 1.25%), 10/22/2030 (2) (3)	10,000,000	9,904,810
OZLM XI Ltd.
4.00% (3 Month LIBOR USD + 1.25%), 10/30/2030 (2) (3)	5,000,000	4,949,565
OZLM XV Ltd.
4.25% (3 Month LIBOR USD + 1.49%), 01/20/2029 (2) (3)	7,750,000	7,756,022
OZLM XXII Ltd.
3.84% (3 Month LIBOR USD + 1.07%), 01/17/2031 (2) (3)	7,000,000	6,883,044
Palmer Square CLO 2014-1 Ltd.
3.90% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031 (2) (3)	4,000,000	3,962,340
Palmer Square CLO 2015-1 Ltd.
3.94% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 05/21/2029 (2) (3)	8,000,000	7,995,816
Palmer Square CLO 2015-2 Ltd.
4.05% (3 Month LIBOR USD + 1.27%), 07/22/2030 (2) (3)	13,925,000	13,904,112
Palmer Square CLO 2018-2 Ltd.
3.88% (3 Month LIBOR USD + 1.10%), 07/16/2031 (2) (3)	20,000,000	19,726,720
Park Avenue Institutional Advisers CLO Ltd. 2018-1
3.77% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 10/20/2031 (2) (3)	21,500,000	21,309,273
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
3.33% (1 Month LIBOR USD + 0.84%, 0.56% Floor), 01/25/2035 (2)	1,911,281	1,912,115
Pretium Mortgage Credit Partners I 2018-NPL4 LLC
4.83%, 09/25/2058 (1) (3)	5,837,624	5,887,373
Progress Residential 2015-SFR2 Trust
3.14%, 06/12/2032 (3)	2,012,000	2,000,354
2.74%, 06/14/2032 (3)	3,345,778	3,323,535
3.44%, 06/14/2032 (3)	2,138,000	2,129,954
4.43%, 06/14/2032 (3)	892,000	891,848
Progress Residential 2015-SFR3 Trust
4.67%, 11/12/2032 (3)	295,000	296,476
3.07%, 11/15/2032 (3)	5,203,699	5,186,470
5.66%, 11/15/2032 (3)	1,000,000	1,009,328
Progress Residential 2017-SFR1 Trust
3.02%, 08/17/2034 (3)	2,000,000	1,971,189
Progress Residential 2018-SFR2 Trust
4.34%, 08/17/2035 (3)	2,390,000	2,413,694
4.66%, 08/17/2035 (3)	3,853,000	3,916,778
Prosper Marketplace Issuance Trust Series 2017-1
2.36%, 11/15/2023 (3)	420,024	419,732
PRPM 2017-2 LLC
3.47%, 09/25/2022 (1) (3)	2,295,881	2,292,596
Purchasing Power Funding 2018-A LLC
3.34%, 08/15/2022 (3)	10,875,000	10,868,115
RAMP Series 2005-RS1 Trust
4.71%, 11/25/2034	2,141	2,145
RASC Series 2005-KS6 Trust
3.42% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 07/25/2035 (2)	229,842	230,210
RCO V Mortgage LLC 2018-1
4.00%, 05/25/2023 (1) (3)	5,524,518	5,547,843
Regional Management Issuance Trust 2018-1
4.28%, 07/15/2027 (3)	3,100,000	3,120,258
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037 (1)(9)	299,448	130,601
Renew 2017-1
3.67%, 09/20/2052 (3)	2,127,206	2,169,753
Rice Park Financing Trust 2016-A
4.63%, 11/30/2021 (3)	4,010,718	3,993,549
Santander Drive Auto Receivables Trust 2015-5
4.67%, 02/15/2023 (3)	9,500,000	9,582,924
Santander Drive Auto Receivables Trust 2017-1
2.10%, 06/15/2021	2,158,132	2,156,197
2.58%, 05/16/2022	3,957,000	3,946,200
3.17%, 04/17/2023	5,074,000	5,078,528
Santander Drive Auto Receivables Trust 2017-2
2.79%, 08/15/2022	13,150,000	13,152,001
3.49%, 07/17/2023	1,633,000	1,641,468
Santander Drive Auto Receivables Trust 2017-3
2.76%, 12/15/2022	4,350,000	4,342,529
Santander Drive Auto Receivables Trust 2018-1
2.96%, 03/15/2024	3,900,000	3,902,756
Santander Drive Auto Receivables Trust 2018-2
3.35%, 07/17/2023	4,800,000	4,823,564
Santander Drive Auto Receivables Trust 2018-5
3.81%, 12/16/2024	8,470,000	8,597,628
Santander Drive Auto Receivables Trust 2019-1
3.21%, 09/15/2023	5,212,000	5,234,833
3.42%, 04/15/2025	4,375,000	4,408,780
Santander Retail Auto Lease Trust 2018-A
2.93%, 05/20/2021 (3)	4,433,000	4,438,841
SART 2018-1 4.75 15 JUN 2025
0.00%, 06/15/2025 (12)	13,139,374	13,299,543
Saxon Asset Securities Trust 2003-1
4.67%, 06/25/2033 (1)	26,617	26,846
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.34%, 01/25/2036 (1)	63,314	54,353
Silvermore CLO Ltd.
3.85% (3 Month LIBOR USD + 1.17%), 05/15/2026 (2) (3)	6,266,988	6,264,613
SoFi Consumer Loan Program 2016-2 LLC
3.09%, 10/27/2025 (3)	472,057	472,036
SoFi Consumer Loan Program 2018-1 Trust
3.14%, 02/25/2027 (3)	9,150,000	9,166,454
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041 (3)	18,200,000	18,095,008
SoFi Professional Loan Program 2018-B Trust
2.64%, 08/25/2047 (3)	7,065,166	7,054,753
3.34%, 08/25/2047 (3)	6,800,000	6,875,312
Sonoran Auto Receivables Trust 2017-1 TERM
4.75%, 11/17/2025 (12)	11,545,985	11,690,310
Sound Point CLO II Ltd.
3.83% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/27/2031 (2) (3)	9,000,000	8,886,447
Sound Point CLO XVI Ltd.
4.05% (3 Month LIBOR USD + 1.28%), 07/25/2030 (2) (3)	7,750,000	7,715,125
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
3.16% (1 Month LIBOR USD + 0.67%, 0.34% Floor), 10/25/2035 (2)	190,252	189,460
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (3)	2,282,727	2,282,879
3.62%, 11/15/2024 (3)	1,087,000	1,087,359
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030 (3)	9,900,000	9,821,969
Structured Asset Securities Co. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035 (1)	2,479	2,530
Structured Asset Securities Co. Mortgage Pass-Through Certificates Series 2002-al1
3.45%, 02/25/2032	31,996	31,210
3.45%, 02/25/2032	70,193	67,971
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034 (1)	116,064	118,099
6.05%, 03/25/2034 (1)	92,821	94,447
Synchrony Card Funding LLC
2.95%, 03/17/2025	12,384,000	12,460,767
Synchrony Card Issuance Trust
3.38%, 09/15/2024	5,500,000	5,595,627
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057 (3)(4)	7,070,638	6,998,679
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057 (3)(4)	5,805,684	5,700,400
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058 (3)(4)	8,404,423	8,317,952
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058 (3)(4)	9,454,589	9,602,635
Trafigura Securitisation Finance Plc 2018-1
3.73%, 03/15/2022 (3)	12,666,667	12,793,574
Tricolor Auto Securitization Trust 2018-1
5.05%, 12/15/2020 (3)	3,535,881	3,536,765
Trinitas CLO IV Ltd.
3.96% (3 Month LIBOR USD + 1.18%), 10/18/2031 (2) (3)	7,500,000	7,372,050
U.S. Auto Funding 2018-1 LLC
5.50%, 07/15/2023 (3)	5,921,466	5,998,514
Upgrade Receivables Trust 2018-1
3.76%, 11/15/2024 (3)	2,198,751	2,204,933
Upstart Securitization Trust 2018-2
3.33%, 12/22/2025 (3)	7,871,954	7,872,409
USASF Receivables 2017-A LLC
5.75%, 09/15/2030 (3)	1,583,169	1,568,691
Venture 32 CLO Ltd
3.88% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031 (2) (3)	6,000,000	5,904,492
Verizon Owner Trust 2016-1
1.42%, 01/20/2021 (3)	99,810	99,568
Verizon Owner Trust 2017-2
1.92%, 12/20/2021 (3)	6,485,000	6,448,712
Verizon Owner Trust 2017-3
2.06%, 04/20/2022 (3)	5,612,000	5,574,782
Verizon Owner Trust 2019-A
2.93%, 09/20/2023	5,473,000	5,514,425
Vm Debt LLC
7.00%, 10/02/2024 (3) (12)	4,640,000	4,640,000
Volt LXIV LLC
3.38%, 10/25/2047 (1) (3)	5,748,132	5,739,977
Volt LXIX LLC
4.21%, 08/25/2048 (1) (3)	3,594,058	3,603,817
Volt LXVI LLC
4.34%, 05/25/2048 (1) (3)	3,836,175	3,844,818
Volt LXVII LLC
4.38%, 06/25/2048 (1) (3)	4,785,219	4,794,345
Volt LXVIII LLC
4.34%, 07/27/2048 (1) (3)	8,376,784	8,407,650
Volt LXX LLC
4.11%, 09/25/2048 (1) (3)	11,407,345	11,452,364
VOLT LXXI LLC
3.97%, 09/25/2048 (1) (3)	3,670,507	3,686,746
VOLT LXXII LLC
4.21%, 10/26/2048 (1) (3)	11,145,164	11,217,712
VOLT LXXIV LLC
5.07%, 11/25/2048 (1) (3)	15,825,000	16,079,710
VOLT LXXV LLC
4.34%, 01/25/2049 (1) (3)	13,244,984	13,344,589
Volt TR 2018-FT1 LLC
0.00%, 03/29/2021 (13)	1,032,617	1,021,041
Voya CLO 2015-1 Ltd.
3.68% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029 (2) (3)	6,000,000	5,941,836
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036 (3)	3,135,840	3,187,437
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030 (3)	1,170,664	1,163,829
4.05%, 12/20/2030 (3)	2,083,527	2,081,458
Westlake Automobile Receivables Trust 2016-2
4.10%, 06/15/2021 (3)	300,000	301,670
Westlake Automobile Receivables Trust 2016-3
2.46%, 01/18/2022 (3)	1,428,429	1,427,539
Westlake Automobile Receivables Trust 2017-1
2.70%, 10/17/2022 (3)	1,195,000	1,192,794
3.46%, 10/17/2022 (3)	1,202,000	1,202,804
Westlake Automobile Receivables Trust 2017-2
2.59%, 12/15/2022 (3)	772,000	768,703
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022 (3)	11,966,000	11,987,521
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025	5,660,000	5,710,894
World Omni Auto Receivables Trust 2018-D
3.33%, 04/15/2024	15,916,000	16,212,103
Zais Ltd.
3.74% (3 Month LIBOR USD + 0.95%), 04/15/2029 (2) (3)	40,000,000	39,499,320
4.08% (3 Month LIBOR USD + 1.29%), 04/15/2030 (2) (3)	9,600,000	9,591,043
Total Asset-Backed Obligations (Cost $1,931,250,126)		1,933,235,355
Corporate Bonds - 29.35%
Basic Materials - 1.26%
Air Liquide Finance SA
2.25%, 09/27/2023 (3)	550,000	532,236
Albemarle Corp.
5.45%, 12/01/2044	600,000	620,989
Anglo American Capital Plc
3.63%, 09/11/2024 (3)	630,000	624,644
4.00%, 09/11/2027 (3)	1,020,000	992,390
ArcelorMittal
6.25%, 02/25/2022	6,500,000	7,013,831
6.13%, 06/01/2025	1,681,000	1,864,347
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	240,542
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	5,202,124
BHP Billiton Finance USA Ltd.
6.25% (5 Year Swap Rate USD + 4.97%), 10/19/2075 (2) (3)	985,000	1,026,419
CF Industries, Inc.
5.38%, 03/15/2044	2,040,000	1,838,550
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026 (3)	530,000	532,902
3.70%, 06/01/2028 (3)	1,200,000	1,227,256
CNAC HK Finbridge Co. Ltd.
4.13%, 03/14/2021	4,255,000	4,313,051
Dow Chemical Co.
4.13%, 11/15/2021	470,000	483,696
3.00%, 11/15/2022	918,000	919,068
4.55%, 11/30/2025 (3)	6,660,000	7,032,209
4.25%, 10/01/2034	339,000	332,036
5.55%, 11/30/2048 (3)	3,005,000	3,379,153
DowDuPont, Inc.
4.49%, 11/15/2025	1,600,000	1,705,648
5.32%, 11/15/2038	3,865,000	4,303,002
5.42%, 11/15/2048	1,200,000	1,362,575
Eastman Chemical Co.
4.50%, 01/15/2021	352,000	359,518
4.65%, 10/15/2044	2,575,000	2,519,870
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,761,424
Freeport-McMoRan, Inc.
3.55%, 03/01/2022	5,025,000	4,968,469
Georgia-Pacific LLC
3.73%, 07/15/2023 (3)	5,380,000	5,522,578
Glencore Finance Canada Ltd.
4.25%, 10/25/2022 (3)	5,000,000	5,166,425
Glencore Funding LLC
4.13%, 05/30/2023 (3)	54,000	55,001
4.63%, 04/29/2024 (3)	1,500,000	1,547,337
4.00%, 03/27/2027 (3)	6,300,000	6,118,629
3.88%, 10/27/2027 (3)	875,000	835,585
Goldcorp, Inc.
3.63%, 06/09/2021	1,810,000	1,826,292
Huntsman International LLC
4.50%, 05/01/2029	3,964,000	3,950,788
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/2021 (3)	3,414,000	3,550,280
5.71%, 11/15/2023 (3)	2,341,000	2,524,335
6.76%, 11/15/2048 (3)	1,797,000	2,069,589
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	720,000	756,755
5.00%, 09/26/2048	782,000	822,431
International Paper Co.
3.00%, 02/15/2027	714,000	687,915
5.00%, 09/15/2035	200,000	209,408
8.70%, 06/15/2038	350,000	491,193
7.30%, 11/15/2039	500,000	631,268
6.00%, 11/15/2041	3,150,000	3,524,682
LyondellBasell Industries NV
5.75%, 04/15/2024	2,550,000	2,783,393
4.63%, 02/26/2055	610,000	551,968
Mexichem SAB de CV
4.88%, 09/19/2022 (3)	3,425,000	3,557,719
Mosaic Co.
4.25%, 11/15/2023	8,533,000	8,860,024
5.45%, 11/15/2033	814,000	876,229
4.88%, 11/15/2041	52,000	50,141
5.63%, 11/15/2043	4,055,000	4,308,804
Nucor Corp.
4.00%, 08/01/2023	176,000	183,984
6.40%, 12/01/2037	800,000	1,006,886
Nutrien Ltd.
6.50%, 05/15/2019	392,000	393,747
3.15%, 10/01/2022	875,000	874,042
3.38%, 03/15/2025	430,000	424,333
3.00%, 04/01/2025	800,000	774,856
4.20%, 04/01/2029	420,000	431,882
4.13%, 03/15/2035	1,960,000	1,852,264
6.13%, 01/15/2041	2,850,000	3,286,358
5.25%, 01/15/2045	1,900,000	2,013,668
5.00%, 04/01/2049	4,745,000	4,931,213
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	65,099
Samarco Mineracao SA
5.75%, 10/24/2023 (3) (9)	537,000	355,763
SASOL Financing USA LLC
5.88%, 03/27/2024	3,249,000	3,447,337
6.50%, 09/27/2028	1,555,000	1,698,373
Sherwin-Williams Co.
3.13%, 06/01/2024	401,000	398,707
Solvay Finance America LLC
3.40%, 12/03/2020 (3)	4,000,000	4,019,621
4.45%, 12/03/2025 (3)	7,000,000	7,199,874
Southern Copper Corp.
5.25%, 11/08/2042	1,000,000	1,042,104
Suzano Austria GmbH
6.00%, 01/15/2029 (3)	7,227,000	7,698,273
Syngenta Finance NV
4.44%, 04/24/2023 (3)	5,444,000	5,556,276
4.89%, 04/24/2025 (3)	7,407,000	7,547,567
5.68%, 04/24/2048 (3)	791,000	750,649
Teck Resources Ltd.
6.25%, 07/15/2041	2,755,000	2,942,902
5.20%, 03/01/2042	1,631,000	1,574,428
Union Carbide Co.
7.50%, 06/01/2025	624,000	733,736
7.75%, 10/01/2096	681,000	840,631
Vale Canada Ltd.
7.20%, 09/15/2032	850,000	925,455
Vale Overseas Ltd.
4.38%, 01/11/2022	1,968,000	2,006,376
6.25%, 08/10/2026	5,237,000	5,692,619
8.25%, 01/17/2034	984,000	1,233,385
6.88%, 11/21/2036	767,000	876,297
6.88%, 11/10/2039	2,107,000	2,412,515
Westlake Chemical Corp.
4.38%, 11/15/2047	593,000	526,232
		192,152,170
Communications - 2.09%
Amazon.com, Inc.
2.80%, 08/22/2024	1,882,000	1,886,006
4.80%, 12/05/2034	854,000	993,183
3.88%, 08/22/2037	1,700,000	1,775,684
4.25%, 08/22/2057	2,080,000	2,242,080
America Movil SAB de CV
3.13%, 07/16/2022	374,000	376,636
6.13%, 03/30/2040	283,000	353,654
AT&T Inc.
5.15%, 11/15/2046	5,722,000	5,883,042
AT&T, Inc.
3.20%, 03/01/2022	11,089,000	11,188,218
3.90%, 03/11/2024	3,750,000	3,855,185
3.95%, 01/15/2025	811,000	828,059
3.40%, 05/15/2025	13,057,000	12,928,440
4.13%, 02/17/2026	3,541,000	3,620,519
4.30%, 02/15/2030	3,227,000	3,268,493
4.50%, 05/15/2035	6,175,000	6,091,968
5.25%, 03/01/2037	10,408,000	10,970,197
4.90%, 08/15/2037	4,694,000	4,746,374
4.85%, 03/01/2039	15,360,000	15,440,519
6.00%, 08/15/2040	2,106,000	2,374,234
5.35%, 09/01/2040	1,543,000	1,623,317
6.38%, 03/01/2041	8,157,000	9,583,196
5.15%, 03/15/2042	40,000	40,983
4.30%, 12/15/2042	444,000	409,390
4.80%, 06/15/2044	915,000	899,868
4.35%, 06/15/2045	511,000	469,716
5.15%, 02/15/2050	2,028,000	2,076,662
Baidu, Inc.
4.38%, 05/14/2024	2,167,000	2,246,672
Booking Holdings, Inc.
2.75%, 03/15/2023	857,000	853,109
3.55%, 03/15/2028	1,500,000	1,494,396
British Telecommunications Plc
9.63%, 12/15/2030	101,000	144,496
CBS Corp.
3.70%, 08/15/2024	848,000	862,302
4.00%, 01/15/2026	1,000,000	1,016,639
3.70%, 06/01/2028	870,000	847,674
4.90%, 08/15/2044	315,000	310,677
Centel Capital Co.
9.00%, 10/15/2019	464,000	477,766
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	13,261,000	13,983,770
6.38%, 10/23/2035	495,000	552,896
5.38%, 04/01/2038	1,455,000	1,464,858
5.38%, 05/01/2047	4,610,000	4,592,805
6.83%, 10/23/2055	1,745,000	1,978,968
Cisco Systems, Inc.
3.00%, 06/15/2022	889,000	902,161
2.95%, 02/28/2026	467,000	468,665
5.90%, 02/15/2039	515,000	677,535
5.50%, 01/15/2040	481,000	610,311
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	222,260
Comcast Corp.
3.60%, 03/01/2024	542,000	557,471
3.95%, 10/15/2025	1,614,000	1,688,667
3.15%, 03/01/2026	1,716,000	1,708,611
3.15%, 02/15/2028	1,500,000	1,469,807
3.55%, 05/01/2028	886,000	894,561
4.25%, 01/15/2033	3,795,000	4,015,646
4.20%, 08/15/2034	555,000	578,288
6.50%, 11/15/2035	2,370,000	3,003,881
3.90%, 03/01/2038	455,000	447,792
4.60%, 10/15/2038	3,293,000	3,530,525
3.97%, 11/01/2047	154,000	148,870
4.70%, 10/15/2048	7,049,000	7,677,093
4.00%, 11/01/2049	638,000	621,996
4.05%, 11/01/2052	1,211,000	1,174,478
4.95%, 10/15/2058	4,495,000	4,967,284
Cox Communications, Inc.
3.25%, 12/15/2022 (3)	348,000	350,549
3.85%, 02/01/2025 (3)	1,250,000	1,275,685
3.35%, 09/15/2026 (3)	369,000	359,864
4.80%, 02/01/2035 (3)	7,150,000	6,770,641
8.38%, 03/01/2039 (3)	1,500,000	1,974,248
4.60%, 08/15/2047 (3)	588,000	562,041
Crown Castle Towers LLC
3.22%, 05/15/2022 (3)	589,000	590,487
3.66%, 05/15/2025 (3)	955,000	965,584
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	209,000	210,715
2.23%, 01/17/2020 (3)	4,602,000	4,576,305
3.60%, 01/19/2027 (3)	508,000	501,435
8.75%, 06/15/2030	49,000	67,538
4.88%, 03/06/2042 (3)	240,000	250,558
Discovery Communications LLC
4.38%, 06/15/2021	752,000	773,323
3.95%, 03/20/2028	631,000	613,644
6.35%, 06/01/2040	1,161,000	1,275,909
Fox Corp.
4.71%, 01/25/2029 (3)	1,040,000	1,113,468
Grupo Televisa SAB de CV
6.13%, 01/31/2046	382,000	433,036
NBCUniversal Media LLC
5.95%, 04/01/2041	527,000	649,031
4.45%, 01/15/2043	15,000	15,563
Qwest Co.
6.75%, 12/01/2021	3,866,000	4,113,617
Sky Plc
3.75%, 09/16/2024 (3)	287,000	297,413
Sprint Capital Co.
6.90%, 05/01/2019	301,000	301,753
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021 (3)	1,835,000	1,834,450
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	172,569
Telecom Italia Capital SA
7.18%, 06/18/2019	215,000	216,417
7.20%, 07/18/2036	1,644,000	1,669,317
Telefonica Emisiones SAU
5.13%, 04/27/2020	500,000	511,597
5.46%, 02/16/2021	233,000	243,647
4.10%, 03/08/2027	5,417,000	5,488,998
4.67%, 03/06/2038	1,175,000	1,123,144
4.90%, 03/06/2048	1,075,000	1,047,484
Tencent Holdings Ltd.
2.88%, 02/11/2020 (3)	4,517,000	4,517,430
2.99%, 01/19/2023 (3)	4,058,000	4,041,993
Time Warner Cable LLC
4.13%, 02/15/2021	222,000	225,496
6.55%, 05/01/2037	375,000	414,817
7.30%, 07/01/2038	1,023,000	1,193,024
6.75%, 06/15/2039	539,000	601,935
5.88%, 11/15/2040	475,000	494,232
5.50%, 09/01/2041	6,815,000	6,745,542
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	879,000	1,147,340
Verizon Communications, Inc.
4.13%, 03/16/2027	2,800,000	2,931,382
4.33%, 09/21/2028	4,057,000	4,301,331
3.88%, 02/08/2029	765,000	786,490
4.02%, 12/03/2029 (3)	1,057,000	1,092,352
4.50%, 08/10/2033	7,079,000	7,496,266
4.40%, 11/01/2034	4,843,000	5,045,059
4.27%, 01/15/2036	6,190,000	6,269,814
5.25%, 03/16/2037	731,000	824,241
4.81%, 03/15/2039	7,941,000	8,538,212
4.86%, 08/21/2046	8,039,000	8,591,930
4.52%, 09/15/2048	1,520,000	1,562,008
Viacom, Inc.
6.88%, 04/30/2036	750,000	881,134
4.38%, 03/15/2043	1,370,000	1,229,302
Vodafone Group Plc
4.13%, 05/30/2025	7,893,000	8,044,845
6.15%, 02/27/2037	4,600,000	5,108,453
5.00%, 05/30/2038	1,597,000	1,579,624
5.25%, 05/30/2048	2,845,000	2,845,348
Walt Disney Co.
8.88%, 04/26/2023 (3)	108,000	131,976
9.50%, 07/15/2024 (3)	175,000	227,425
3.70%, 10/15/2025 (3)	380,000	394,441
3.00%, 02/13/2026	1,000,000	1,004,874
1.85%, 07/30/2026	959,000	888,843
7.30%, 04/30/2028 (3)	454,000	592,590
7.63%, 11/30/2028 (3)	310,000	415,515
6.20%, 12/15/2034 (3)	150,000	196,017
6.40%, 12/15/2035 (3)	2,231,000	2,964,229
6.65%, 11/15/2037 (3)	310,000	428,214
6.90%, 08/15/2039 (3)	155,000	218,966
6.15%, 02/15/2041 (3)	350,000	467,854
3.00%, 07/30/2046	160,000	141,035
Warner Media LLC
3.55%, 06/01/2024	2,300,000	2,322,444
3.60%, 07/15/2025	2,670,000	2,668,438
2.95%, 07/15/2026	2,000,000	1,894,430
3.80%, 02/15/2027	2,850,000	2,835,389
5.38%, 10/15/2041	181,000	192,171
4.65%, 06/01/2044	2,145,000	2,073,739
		317,036,773
Consumer, Cyclical - 1.42%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 11/15/2026 (3)	1,730,954	1,764,361
Air Canada 2015-1 Class A Pass Through Trust
3.60%, 09/15/2028 (3)	755,659	751,201
Air Canada 2015-2 Class AA Pass Through Trust
3.75%, 06/15/2029 (3)	1,253,211	1,266,997
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 07/15/2031 (3)	2,877,403	2,803,412
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 07/15/2031 (3)	1,642,838	1,596,975
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 07/31/2022	68,565	70,423
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	902,438	917,238
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 07/15/2024	2,626,582	2,719,826
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	388,873	389,690
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 11/01/2028	3,506,933	3,450,823
American Airlines 2015-2 Class AA Pass Through Trust
3.60%, 03/22/2029	609,124	610,160
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	219,478	215,176
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 12/15/2029	1,367,240	1,335,930
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 04/15/2030	2,571,018	2,486,671
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 08/15/2030	2,094,300	2,105,041
American Honda Finance Corp.
2.90%, 02/16/2024	300,000	299,695
2.30%, 09/09/2026	185,000	175,293
BMW U.S. Capital LLC
3.10%, 04/12/2021 (3)	2,230,000	2,244,165
3.21% (3 Month LIBOR USD + 0.41%), 04/12/2021 (2) (3)	1,675,000	1,673,930
2.25%, 09/15/2023 (3)	894,000	868,326
British Airways 2018-1 Class A Pass Through Trust
4.13%, 03/20/2033 (3)	2,686,152	2,727,250
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 03/20/2033 (3)	1,272,205	1,295,995
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 09/15/2021	2,716	2,723
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	5,162,547	5,430,483
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/2025	1,203,340	1,229,092
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	4,974,173	5,057,241
Daimler Finance North America LLC
2.25%, 07/31/2019 (3)	3,250,000	3,243,666
2.25%, 03/02/2020 (3)	3,575,000	3,553,687
3.10%, 05/04/2020 (3)	2,350,000	2,354,392
2.88%, 03/10/2021 (3)	700,000	698,361
3.35%, 02/22/2023 (3)	1,000,000	1,011,366
3.30%, 05/19/2025 (3)	1,490,000	1,470,490
3.45%, 01/06/2027 (3)	1,750,000	1,708,651
8.50%, 01/18/2031	155,000	221,166
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/2024	3,716,137	4,063,224
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 11/23/2020	53,155	53,283
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	58,081	58,121
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 11/07/2021	171,874	174,297
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 01/30/2029	1,103,310	1,126,505
Delta Air Lines, Inc.
2.88%, 03/13/2020	8,200,000	8,185,030
Dollar General Corp.
4.13%, 05/01/2028	835,000	856,604
Ford Motor Co.
4.75%, 01/15/2043	955,000	749,543
5.29%, 12/08/2046	325,000	272,599
Ford Motor Credit Co. LLC
2.60%, 11/04/2019	1,000,000	997,099
3.16%, 08/04/2020	1,000,000	993,025
3.34%, 03/18/2021	4,321,000	4,255,849
5.88%, 08/02/2021	4,100,000	4,247,851
3.81%, 10/12/2021	6,200,000	6,143,398
3.34%, 03/28/2022	3,000,000	2,913,148
4.25%, 09/20/2022	3,800,000	3,776,255
General Motors Co.
4.00%, 04/01/2025	7,300,000	7,208,412
6.60%, 04/01/2036	685,000	717,492
5.15%, 04/01/2038	500,000	457,571
6.25%, 10/02/2043	1,795,000	1,796,248
General Motors Financial Co., Inc.
2.65%, 04/13/2020	1,300,000	1,294,792
2.45%, 11/06/2020	2,000,000	1,976,132
3.55%, 04/09/2021	2,725,000	2,739,453
3.65% (3 Month LIBOR USD + 0.85%), 04/09/2021 (2)	3,590,000	3,562,464
4.38%, 09/25/2021	5,000,000	5,107,150
3.45%, 01/14/2022	6,500,000	6,503,216
3.45%, 04/10/2022	6,502,000	6,504,413
3.70%, 05/09/2023	5,249,000	5,223,437
3.95%, 04/13/2024	2,250,000	2,227,969
3.50%, 11/07/2024	1,230,000	1,189,076
4.00%, 01/15/2025	1,140,000	1,119,031
4.35%, 04/09/2025	1,355,000	1,349,987
4.30%, 07/13/2025	580,000	577,113
Home Depot, Inc.
3.90%, 12/06/2028	1,000,000	1,064,266
4.20%, 04/01/2043	655,000	683,366
4.40%, 03/15/2045	268,000	289,334
Hyundai Capital America
2.00%, 07/01/2019 (3)	301,000	300,338
2.75%, 09/18/2020 (3)	4,000,000	3,969,546
3.45%, 03/12/2021 (3)	4,170,000	4,177,931
3.10%, 04/05/2022 (3)	2,500,000	2,483,006
Hyundai Capital Services, Inc.
3.00%, 03/06/2022 (3)	3,725,000	3,690,920
Lowe's Cos., Inc.
3.38%, 09/15/2025	477,000	479,369
4.65%, 04/15/2042	449,000	455,997
Magna International, Inc.
3.63%, 06/15/2024	1,658,000	1,687,527
McDonald's Corp.
4.70%, 12/09/2035	216,000	232,062
6.30%, 10/15/2037	679,000	842,340
4.45%, 03/01/2047	360,000	370,151
Nissan Motor Acceptance Co.
1.90%, 09/14/2021 (3)	314,000	302,943
2.60%, 09/28/2022 (3)	900,000	876,130
Nordstrom, Inc.
4.00%, 10/15/2021	398,000	407,241
O'Reilly Automotive, Inc.
3.55%, 03/15/2026	500,000	498,725
3.60%, 09/01/2027	802,000	799,464
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 08/15/2031	933,721	921,138
Starbucks Corp.
3.80%, 08/15/2025	2,396,000	2,470,893
U.S. Airways 2012-1 Class A Pass Through Trust
5.90%, 10/01/2024	425,766	461,828
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/2025	622,054	644,886
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/2026	904,639	921,194
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	812,193	796,362
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	7,357,579	7,190,785
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	449,861	444,314
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,704,849	1,633,927
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030	1,331,412	1,296,700
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/2030	2,483,992	2,450,875
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	567,341	576,238
United Airlines 2019-1 Class A Pass Through Trust
4.55%, 08/25/2031	2,300,000	2,359,240
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/2031	2,635,000	2,729,931
Volkswagen Group of America Finance LLC
3.88%, 11/13/2020 (3)	3,795,000	3,842,186
4.00%, 11/12/2021 (3)	5,045,000	5,147,845
Walgreen Co.
4.40%, 09/15/2042	400,000	365,600
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	6,402,000	6,374,117
Walmart, Inc.
3.30%, 04/22/2024	3,820,000	3,934,715
WW Grainger, Inc.
4.60%, 06/15/2045	973,000	1,039,156
		215,382,269
Consumer, Non-cyclical - 3.75%
Abbott Laboratories
2.90%, 11/30/2021	19,294,000	19,378,727
3.40%, 11/30/2023	10,341,000	10,558,548
3.88%, 09/15/2025	748,000	782,594
4.75%, 11/30/2036	9,000,000	10,129,610
AbbVie, Inc.
2.50%, 05/14/2020	4,438,000	4,424,652
3.20%, 11/06/2022	400,000	403,618
2.85%, 05/14/2023	4,900,000	4,847,484
3.60%, 05/14/2025	12,060,000	12,094,620
4.88%, 11/14/2048	7,512,000	7,400,139
Aetna, Inc.
2.80%, 06/15/2023	599,000	588,496
6.75%, 12/15/2037	341,000	411,019
4.50%, 05/15/2042	205,000	194,300
4.75%, 03/15/2044	1,800,000	1,759,799
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	3,949,225
Allergan Funding SCS
3.45%, 03/15/2022	1,238,000	1,248,824
3.85%, 06/15/2024	1,198,000	1,213,487
3.80%, 03/15/2025	3,000,000	3,040,221
4.55%, 03/15/2035	5,425,000	5,320,169
Allergan Sales LLC
5.00%, 12/15/2021 (3)	3,500,000	3,643,156
Allergan, Inc.
2.80%, 03/15/2023	971,000	951,939
Altria Group, Inc.
3.80%, 02/14/2024	1,709,000	1,740,339
4.40%, 02/14/2026	4,841,000	4,986,107
4.80%, 02/14/2029	3,369,000	3,476,421
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080,000	985,708
Amgen, Inc.
2.70%, 05/01/2022	5,600,000	5,602,868
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036 (3)	8,482,000	8,485,346
4.90%, 02/01/2046 (3)	5,549,000	5,576,251
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	8,421,000	8,966,892
4.38%, 04/15/2038	2,240,000	2,153,203
5.45%, 01/23/2039	1,200,000	1,299,799
4.95%, 01/15/2042	2,735,000	2,764,964
4.44%, 10/06/2048	590,000	556,098
4.75%, 04/15/2058	1,345,000	1,284,470
Anthem, Inc.
3.13%, 05/15/2022	484,000	488,154
3.30%, 01/15/2023	271,000	274,280
3.50%, 08/15/2024	694,000	703,059
4.10%, 03/01/2028	920,000	947,836
4.63%, 05/15/2042	400,000	413,529
4.65%, 01/15/2043	391,000	404,983
5.10%, 01/15/2044	1,690,000	1,849,074
4.65%, 08/15/2044	395,000	411,613
4.38%, 12/01/2047	4,500,000	4,482,513
ASTRAZENECA Plc
0.00%, 09/15/2037	500,000	637,710
BAT Capital Corp.
2.30%, 08/14/2020	5,434,000	5,380,776
3.22%, 08/15/2024	7,145,000	6,990,110
4.39%, 08/15/2037	822,000	742,265
Baxalta, Inc.
3.60%, 06/23/2022	110,000	110,602
5.25%, 06/23/2045	50,000	54,879
Bayer U.S. Finance II LLC
3.23% (3 Month LIBOR USD + 0.63%), 06/25/2021 (2) (3)	4,135,000	4,099,252
3.50%, 06/25/2021 (3)	1,650,000	1,656,896
4.70%, 07/15/2064 (3)	91,000	75,793
Bayer U.S. Finance LLC
3.38%, 10/08/2024 (3)	471,000	460,760
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,871,255
3.97%, 11/15/2046	3,700,000	3,688,109
Becton Dickinson and Co.
3.73%, 12/15/2024	1,972,000	2,003,354
Boston Scientific Corp.
3.75%, 03/01/2026	765,000	780,749
4.55%, 03/01/2039	725,000	758,566
Bunge Ltd. Finance Corp.
3.50%, 11/24/2020	283,000	284,405
Campbell Soup Co.
3.95%, 03/15/2025	1,360,000	1,369,512
Cardinal Health, Inc.
4.63%, 12/15/2020	1,805,000	1,856,120
Cargill, Inc.
3.30%, 03/01/2022 (3)	800,000	807,784
3.25%, 03/01/2023 (3)	345,000	350,690
Celgene Corp.
3.25%, 02/20/2023	2,000,000	2,018,244
5.70%, 10/15/2040	302,000	331,756
4.35%, 11/15/2047	3,500,000	3,416,397
Cigna Co.
3.25%, 04/15/2025	970,000	961,832
Cigna Corp.
3.40%, 09/17/2021 (3)	15,387,000	15,551,155
4.13%, 11/15/2025 (3)	6,618,000	6,851,798
4.38%, 10/15/2028 (3)	30,325,000	31,431,016
4.90%, 12/15/2048 (3)	2,887,000	2,987,746
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	550,000	567,646
Conagra Brands, Inc.
4.95%, 08/15/2020	40,000	41,077
9.75%, 03/01/2021	1,750,000	1,912,179
4.60%, 11/01/2025	685,000	720,768
7.00%, 10/01/2028	3,250,000	3,803,119
5.30%, 11/01/2038	1,530,000	1,554,502
Constellation Brands, Inc.
4.40%, 11/15/2025	760,000	798,422
4.65%, 11/15/2028	4,780,000	5,065,991
5.25%, 11/15/2048	460,000	488,726
CVS Health Corp.
4.00%, 12/05/2023	6,401,000	6,580,602
4.10%, 03/25/2025	5,696,000	5,851,311
4.30%, 03/25/2028	1,693,000	1,717,034
4.88%, 07/20/2035	2,515,000	2,550,910
4.78%, 03/25/2038	2,750,000	2,727,279
5.30%, 12/05/2043	3,260,000	3,399,069
5.13%, 07/20/2045	4,430,000	4,517,630
5.05%, 03/25/2048	11,110,000	11,198,147
CVS Pass-Through Trust
8.35%, 07/10/2031 (3)	907,058	1,120,655
7.51%, 01/10/2032 (3)	913,244	1,086,382
5.77%, 01/10/2033 (3)	809,138	879,653
5.93%, 01/10/2034 (3)	598,538	665,162
4.70%, 01/10/2036 (3)	933,083	965,200
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (3)	2,712,186	2,670,961
Diageo Investment Co.
8.00%, 09/15/2022	516,000	602,783
DP World Plc
6.85%, 07/02/2037 (3)	1,733,000	2,083,690
5.63%, 09/25/2048 (3)	1,864,000	1,936,994
Ecolab, Inc.
3.25%, 01/14/2023	452,000	458,137
3.25%, 12/01/2027	646,000	649,892
Eli Lilly & Co.
4.15%, 03/15/2059	1,230,000	1,270,640
ERAC USA Finance LLC
4.50%, 08/16/2021 (3)	400,000	412,295
6.70%, 06/01/2034 (3)	508,000	631,491
5.63%, 03/15/2042 (3)	357,000	404,779
4.50%, 02/15/2045 (3)	300,000	295,534
Express Scripts Holding Co.
4.75%, 11/15/2021	4,000,000	4,179,292
3.05%, 11/30/2022	9,105,000	9,111,741
3.00%, 07/15/2023	178,000	176,994
3.50%, 06/15/2024	897,000	904,500
4.50%, 02/25/2026	755,000	790,927
4.80%, 07/15/2046	218,000	222,007
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	534,458
General Mills, Inc.
4.00%, 04/17/2025	925,000	957,718
4.20%, 04/17/2028	585,000	608,270
4.55%, 04/17/2038	4,369,000	4,332,215
Gilead Sciences, Inc.
3.70%, 04/01/2024	1,087,000	1,123,212
3.50%, 02/01/2025	385,000	392,908
3.65%, 03/01/2026	374,000	381,708
4.60%, 09/01/2035	4,558,000	4,805,568
4.00%, 09/01/2036	313,000	307,643
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038	217,000	287,605
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (3)	5,000,000	5,070,153
4.70%, 11/10/2047 (3)	4,500,000	4,353,750
HCA, Inc.
5.25%, 06/15/2026	2,000,000	2,144,440
Highmark, Inc.
4.75%, 05/15/2021 (3)	3,322,000	3,400,552
JM Smucker Co.
3.00%, 03/15/2022	4,750,000	4,762,635
Johnson & Johnson
4.38%, 12/05/2033	1,225,000	1,376,225
3.40%, 01/15/2038	1,852,000	1,820,302
Kellogg Co.
3.40%, 11/15/2027	1,200,000	1,154,065
Keurig Dr. Pepper, Inc.
4.06%, 05/25/2023 (3)	4,575,000	4,707,728
3.13%, 12/15/2023	925,000	920,570
4.42%, 05/25/2025 (3)	447,000	463,691
3.43%, 06/15/2027	1,802,000	1,743,978
4.99%, 05/25/2038 (3)	646,000	660,126
4.42%, 12/15/2046	7,350,000	6,734,641
Kimberly-Clark Co.
2.40%, 03/01/2022	140,000	139,223
Kraft Foods Group, Inc.
3.50%, 06/06/2022	2,953,000	2,986,193
6.88%, 01/26/2039	749,000	847,046
5.00%, 06/04/2042	505,000	478,651
Kraft Heinz Foods Co.
2.80%, 07/02/2020	3,775,000	3,769,345
4.00%, 06/15/2023	138,000	142,029
3.00%, 06/01/2026	3,625,000	3,389,276
5.00%, 07/15/2035	4,415,000	4,340,239
4.38%, 06/01/2046	5,760,000	5,004,529
Kroger Co.
7.50%, 04/01/2031	1,000,000	1,254,292
5.40%, 07/15/2040	95,000	97,350
4.45%, 02/01/2047	1,010,000	919,042
Laboratory Co. of America Holdings
4.63%, 11/15/2020	6,630,000	6,776,854
3.20%, 02/01/2022	1,127,000	1,135,511
Magellan Health, Inc.
4.90%, 09/22/2024	1,917,000	1,824,026
Mars, Inc.
3.95%, 04/01/2049 (3)	5,320,000	5,395,202
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,924,672
3.89%, 07/01/2116	2,906,000	2,811,224
McCormick & Co., Inc.
3.15%, 08/15/2024	299,000	298,404
3.40%, 08/15/2027	594,000	583,567
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	946,058
Medtronic, Inc.
3.13%, 03/15/2022	333,000	338,355
3.15%, 03/15/2022	396,000	403,390
3.50%, 03/15/2025	12,461,000	12,868,067
4.38%, 03/15/2035	924,000	1,009,614
Merck & Co., Inc.
2.80%, 05/18/2023	526,000	531,569
3.70%, 02/10/2045	70,000	69,437
4.00%, 03/07/2049	6,892,000	7,154,720
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999,000	986,589
Mylan NV
2.50%, 06/07/2019	2,690,000	2,687,979
3.15%, 06/15/2021	4,415,000	4,405,386
3.95%, 06/15/2026	532,000	507,931
Mylan, Inc.
3.13%, 01/15/2023 (3)	5,000,000	4,886,658
4.55%, 04/15/2028	700,000	681,157
5.20%, 04/15/2048	715,000	647,588
New York and Presbyterian Hospital
4.02%, 08/01/2045	125,000	131,070
Novartis Capital Corp.
3.00%, 11/20/2025	922,000	937,624
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605,000	2,624,253
PepsiCo, Inc.
4.60%, 07/17/2045	196,000	223,178
Pfizer, Inc.
5.80%, 08/12/2023	4,000,000	4,526,343
3.00%, 12/15/2026	1,125,000	1,127,309
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300,000	1,288,995
President & Fellows of Harvard College
3.30%, 07/15/2056	5,599,000	5,265,975
Procter & Gamble - Esop
9.36%, 01/01/2021	68,418	72,478
Procter & Gamble Co.
2.70%, 02/02/2026	750,000	746,853
2.45%, 11/03/2026	450,000	438,802
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,140,590
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	4,823,869
3.45%, 06/01/2026	223,000	221,462
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022 (3)	1,200,000	1,182,139
Reynolds American, Inc.
4.45%, 06/12/2025	5,000,000	5,137,285
5.70%, 08/15/2035	1,100,000	1,139,113
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	13,135,000	12,985,102
2.88%, 09/23/2023	668,000	660,077
3.20%, 09/23/2026	2,756,000	2,664,995
Smithfield Foods, Inc.
3.35%, 02/01/2022 (3)	14,000,000	13,699,521
Sysco Corp.
3.55%, 03/15/2025	345,000	350,022
3.75%, 10/01/2025	277,000	283,649
3.25%, 07/15/2027	1,350,000	1,328,238
4.45%, 03/15/2048	200,000	204,041
Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,067,303
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	227,000	227,601
2.95%, 09/19/2026	476,000	459,090
Tyson Foods, Inc.
2.25%, 08/23/2021	3,600,000	3,544,740
4.50%, 06/15/2022	2,485,000	2,595,962
3.95%, 08/15/2024	1,100,000	1,133,362
4.88%, 08/15/2034	400,000	414,464
Unilever Capital Corp.
3.38%, 03/22/2025	800,000	817,085
UnitedHealth Group, Inc.
3.38%, 11/15/2021	685,000	695,730
2.75%, 02/15/2023	520,000	520,232
2.88%, 03/15/2023	310,000	312,041
3.10%, 03/15/2026	550,000	549,735
4.63%, 07/15/2035	427,000	479,629
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,306,323
Wesleyan University
4.78%, 07/01/2116	3,257,000	3,440,678
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	3,650,000	3,673,760
3.70%, 03/19/2023	407,000	410,876
3.55%, 04/01/2025	6,000,000	5,920,711
Zoetis, Inc.
3.00%, 09/12/2027	4,685,000	4,506,098
		569,301,523
Diversified - 0.06%
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021 (3)	402,000	390,475
2.75%, 10/03/2026 (3)	600,000	568,884
CK Hutchison International 17 II Ltd.
2.75%, 03/29/2023 (3)	500,000	493,068
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022 (3)	800,000	795,487
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/2019 (3)	612,000	612,595
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/2019 (3)	6,175,000	6,258,758
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022 (3)	450,000	452,384
		9,571,651
Energy - 3.29%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (3)	2,772,000	2,859,362
Alberta Energy Co. Ltd.
7.38%, 11/01/2031	274,000	345,088
Anadarko Finance Co.
7.15%, 05/15/2028	170,000	197,182
7.50%, 05/01/2031	206,000	257,390
Anadarko Petroleum Co.
4.85%, 03/15/2021	7,856,000	8,144,944
6.45%, 09/15/2036	7,350,000	8,477,404
0.00%, 10/10/2036	4,000,000	1,778,814
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	392,001
Apache Co.
3.25%, 04/15/2022	78,000	78,084
5.10%, 09/01/2040	600,000	594,004
4.75%, 04/15/2043	416,000	392,796
APT Pipelines Ltd.
4.20%, 03/23/2025 (3)	2,100,000	2,144,859
4.25%, 07/15/2027 (3)	1,098,000	1,113,585
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/2047	3,444,000	3,153,405
Baker Hughes, Inc.
5.13%, 09/15/2040	600,000	630,596
BP Capital Markets America, Inc.
3.25%, 05/06/2022	262,000	266,113
3.79%, 02/06/2024	9,145,000	9,495,284
3.22%, 04/14/2024	2,262,000	2,292,160
3.02%, 01/16/2027	1,052,000	1,033,776
BP Capital Markets Plc
2.24%, 05/10/2019	400,000	399,812
3.81%, 02/10/2024	1,615,000	1,679,810
3.54%, 11/04/2024	700,000	720,940
3.51%, 03/17/2025	45,000	45,968
3.28%, 09/19/2027	1,101,000	1,097,023
Buckeye Partners LP
4.88%, 02/01/2021	704,000	721,392
3.95%, 12/01/2026	112,000	106,571
5.85%, 11/15/2043	591,000	588,592
5.60%, 10/15/2044	2,000,000	1,923,461
Cameron International Co.
3.60%, 04/30/2022	5,900,000	5,965,713
Canadian Natural Resources Ltd.
7.20%, 01/15/2032	41,000	51,548
6.45%, 06/30/2033	1,153,000	1,382,444
5.85%, 02/01/2035	200,000	224,304
6.50%, 02/15/2037	118,000	143,814
6.75%, 02/01/2039	206,000	255,824
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270,000	5,235,747
6.75%, 11/15/2039	1,168,000	1,303,538
4.45%, 09/15/2042	310,000	274,576
5.40%, 06/15/2047	2,217,000	2,198,986
Chevron Co.
2.36%, 12/05/2022	315,000	312,828
2.57%, 05/16/2023	2,000,000	2,003,664
CNOOC Finance 2013 Ltd.
3.00%, 05/09/2023	2,200,000	2,177,450
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/2020	1,583,000	1,578,232
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	677,271
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	1,165,000	1,217,354
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700,000	3,077,670
ConocoPhillips Co.
4.95%, 03/15/2026	598,000	666,718
Devon Energy Corp.
4.00%, 07/15/2021	2,781,000	2,838,139
Ecopetrol SA
5.88%, 09/18/2023	395,000	431,439
4.13%, 01/16/2025	383,000	386,834
5.38%, 06/26/2026	537,000	578,617
Enable Midstream Partners LP
4.40%, 03/15/2027	900,000	879,200
4.95%, 05/15/2028	615,000	625,495
Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,718,861
7.50%, 04/15/2038	1,000,000	1,348,014
Enbridge, Inc.
3.70%, 07/15/2027	538,000	536,905
4.50%, 06/10/2044	500,000	505,434
6.25% (3 Month LIBOR USD + 3.64%), 03/01/2078 (2)	950,000	943,350
Encana Corp.
6.50%, 05/15/2019	240,000	240,587
3.90%, 11/15/2021	1,600,000	1,629,283
8.13%, 09/15/2030	400,000	513,766
7.20%, 11/01/2031	500,000	616,744
6.50%, 08/15/2034	268,000	320,608
Energy Transfer Operating LP
6.25%, 04/15/2049	3,231,000	3,621,286
Energy Transfer Partners LP
3.60%, 02/01/2023	229,000	231,033
4.90%, 02/01/2024	687,000	725,587
4.05%, 03/15/2025	682,000	692,940
4.75%, 01/15/2026	497,000	519,359
7.50%, 07/01/2038	1,500,000	1,823,201
6.05%, 06/01/2041	500,000	535,834
6.50%, 02/01/2042	1,240,000	1,379,405
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	5,000,000	5,346,190
5.00%, 10/01/2022	3,300,000	3,480,284
Eni SpA
5.70%, 10/01/2040 (3)	557,000	605,269
Eni USA, Inc.
7.30%, 11/15/2027	400,000	487,250
EnLink Midstream Partners LP
2.70%, 04/01/2019	600,000	600,000
4.15%, 06/01/2025	1,000,000	962,500
Enterprise Products Operating LLC
3.90%, 02/15/2024	3,400,000	3,531,552
3.75%, 02/15/2025	515,000	530,517
3.70%, 02/15/2026	304,000	311,564
6.88%, 03/01/2033	1,200,000	1,542,169
6.65%, 10/15/2034	672,000	847,057
5.75%, 03/01/2035	1,075,000	1,185,069
5.95%, 02/01/2041	201,000	240,693
4.85%, 08/15/2042	4,000,000	4,203,747
4.95%, 10/15/2054	177,000	186,273
EOG Resources, Inc.
4.10%, 02/01/2021	547,000	559,976
2.63%, 03/15/2023	249,000	247,296
EQT Corp.
3.90%, 10/01/2027	805,000	753,195
EQT Midstream Partners LP
4.75%, 07/15/2023	5,000,000	5,101,695
4.00%, 08/01/2024	2,000,000	1,957,586
Equinor ASA
3.15%, 01/23/2022	237,000	241,559
2.45%, 01/17/2023	280,000	278,114
2.65%, 01/15/2024	663,000	660,323
3.25%, 11/10/2024	508,000	520,224
Exxon Mobil Co.
4.11%, 03/01/2046	716,000	775,582
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022 (3)	1,140,000	1,214,757
4.95%, 07/19/2022 (3)	610,000	626,966
Halliburton Co.
3.25%, 11/15/2021	12,079,000	12,204,699
4.85%, 11/15/2035	200,000	209,915
7.45%, 09/15/2039	521,000	705,397
7.60%, 08/15/2096 (3)	258,000	343,605
Helmerich & Payne, Inc.
4.65%, 03/15/2025	4,710,000	4,918,936
Hess Corp.
7.13%, 03/15/2033	2,898,000	3,361,009
Husky Energy, Inc.
6.15%, 06/15/2019	119,000	119,756
6.80%, 09/15/2037	2,100,000	2,575,490
KazMunayGas National Co.
3.88%, 04/19/2022 (3)	1,590,000	1,603,464
Kerr-McGee Co.
6.95%, 07/01/2024	127,000	146,041
7.88%, 09/15/2031	900,000	1,142,249
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	4,875,000	5,087,595
4.30%, 05/01/2024	3,700,000	3,866,596
7.30%, 08/15/2033	1,650,000	2,049,337
6.95%, 01/15/2038	2,242,000	2,729,450
7.50%, 11/15/2040	483,000	612,961
Kinder Morgan, Inc./DE
4.30%, 03/01/2028	2,000,000	2,067,174
7.80%, 08/01/2031	4,600,000	5,926,121
5.20%, 03/01/2048	600,000	632,850

Magellan Midstream Partners LP
4.25%, 02/01/2021	502,000	514,131
3.20%, 03/15/2025	386,000	378,200
4.20%, 12/01/2042	417,000	396,621
5.15%, 10/15/2043	441,000	479,695
4.20%, 03/15/2045	5,725,000	5,259,819
4.20%, 10/03/2047	1,050,000	1,016,449
Marathon Oil Co.
2.80%, 11/01/2022	700,000	691,521
Marathon Petroleum Co.
3.63%, 09/15/2024	1,241,000	1,252,690
Marathon Petroleum Corp.
3.40%, 12/15/2020	2,544,000	2,565,825
4.50%, 04/01/2048 (3)	3,000,000	2,884,500
Midwest Connector Capital Co. LLC
4.63%, 04/01/2029 (3)	2,531,000	2,614,907
MPLX LP
4.88%, 12/01/2024	3,000,000	3,203,038
4.13%, 03/01/2027	622,000	626,424
4.80%, 02/15/2029	1,393,000	1,467,159
4.50%, 04/15/2038	5,293,000	5,039,736
5.20%, 03/01/2047	1,573,000	1,598,904
5.50%, 02/15/2049	950,000	1,015,146
Newfield Exploration Co.
5.75%, 01/30/2022	5,337,000	5,695,006
5.63%, 07/01/2024	2,097,000	2,290,029
5.38%, 01/01/2026	7,058,000	7,627,920
Nexen, Inc.
6.40%, 05/15/2037	4,408,000	5,676,953
Noble Energy, Inc.
6.00%, 03/01/2041	3,863,000	4,281,132
5.25%, 11/15/2043	2,675,000	2,732,093
5.05%, 11/15/2044	3,740,000	3,722,195
Occidental Petroleum Co.
3.00%, 02/15/2027	333,000	331,505
4.63%, 06/15/2045	158,000	173,104
4.20%, 03/15/2048	1,800,000	1,879,207
Oleoducto Central SA
4.00%, 05/07/2021 (3)	225,000	226,969
ONEOK Partners LP
3.38%, 10/01/2022	151,000	152,333
5.00%, 09/15/2023	3,923,000	4,171,415
4.90%, 03/15/2025	1,500,000	1,596,416
6.65%, 10/01/2036	1,050,000	1,202,696
6.20%, 09/15/2043	2,500,000	2,851,445
ONEOK, Inc.
4.95%, 07/13/2047	1,850,000	1,826,715
Pertamina Persero PT
6.50%, 11/07/2048 (3)	1,911,000	2,224,624
Petro-Canada
7.88%, 06/15/2026	543,000	658,260
5.95%, 05/15/2035	350,000	414,343
6.80%, 05/15/2038	423,000	548,407
Petroleos Mexicanos
8.00%, 05/03/2019	1,689,000	1,694,067
5.50%, 01/21/2021	5,220,000	5,308,740
6.38%, 02/04/2021	448,000	464,576
4.88%, 01/24/2022	3,500,000	3,529,785
5.38%, 03/13/2022	1,130,000	1,151,470
4.63%, 09/21/2023	1,292,000	1,272,633
4.88%, 01/18/2024	363,000	357,370
6.88%, 08/04/2026	3,480,000	3,627,204
6.50%, 03/13/2027	4,000,000	4,016,840
5.35%, 02/12/2028	847,000	786,016
6.50%, 01/23/2029	970,000	961,270
6.63%, 06/15/2035	1,647,000	1,552,298
6.50%, 06/02/2041	2,870,000	2,597,895
6.38%, 01/23/2045	1,002,000	885,067
6.75%, 09/21/2047	10,531,000	9,688,941
6.35%, 02/12/2048	10,825,000	9,543,861
Phillips 66
4.30%, 04/01/2022	136,000	141,905
3.90%, 03/15/2028	710,000	723,030
5.88%, 05/01/2042	3,000,000	3,653,953
4.88%, 11/15/2044	70,000	76,871
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,638,139
3.61%, 02/15/2025	560,000	559,340
3.55%, 10/01/2026	190,000	186,698
4.90%, 10/01/2046	412,000	420,111
Plains All American Pipeline LP / PAA Finance Corp.
3.60%, 11/01/2024	1,050,000	1,047,102
4.65%, 10/15/2025	20,995,000	21,887,265
5.15%, 06/01/2042	1,540,000	1,484,125
4.70%, 06/15/2044	2,500,000	2,325,962
4.90%, 02/15/2045	200,000	192,172
Reliance Holding USA, Inc.
5.40%, 02/14/2022 (3)	1,115,000	1,169,884
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (3)	215,000	219,569
Sabal Trail Transmission LLC
4.68%, 05/01/2038 (3)	10,000,000	10,093,408
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	10,000,000	11,130,013
Schlumberger Holdings Co.
3.63%, 12/21/2022 (3)	824,000	847,089
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (3)	5,431,000	5,453,225
3.75%, 05/01/2024 (3)	780,000	797,475
Schlumberger Investment SA
3.30%, 09/14/2021 (3)	2,362,000	2,389,186
Shell International Finance BV
4.13%, 05/11/2035	1,244,000	1,326,715
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/2020 (3)	8,000,000	7,962,525
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/2026 (3)	2,000,000	2,002,496
Southern Natural Gas Co. LLC
8.00%, 03/01/2032	446,000	607,764
4.80%, 03/15/2047 (3)	428,000	430,461
Spectra Energy Partners LP
3.50%, 03/15/2025	787,000	787,484
5.95%, 09/25/2043	207,000	243,749
4.50%, 03/15/2045	3,000,000	3,043,279
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048,000	1,265,763
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	416,975
5.95%, 12/01/2025	1,033,000	1,144,606
4.95%, 01/15/2043	1,482,000	1,384,537
5.30%, 04/01/2044	200,000	196,322
5.35%, 05/15/2045	633,000	620,162
5.40%, 10/01/2047	1,500,000	1,496,648
TC PipeLines LP
4.38%, 03/13/2025	8,465,000	8,691,870
3.90%, 05/25/2027	5,457,000	5,401,149
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	5,103,000	5,299,421
Texas Eastern Transmission LP
2.80%, 10/15/2022 (3)	714,000	703,812
3.50%, 01/15/2028 (3)	450,000	440,001
Total Capital International SA
2.70%, 01/25/2023	144,000	143,908
3.70%, 01/15/2024	350,000	363,540
3.75%, 04/10/2024	229,000	238,604
3.46%, 02/19/2029	1,400,000	1,434,919
TransCanada PipeLines Ltd.
4.88%, 01/15/2026	792,000	857,011
6.20%, 10/15/2037	573,000	681,609
4.75%, 05/15/2038	1,000,000	1,048,205
Valero Energy Corp.
4.00%, 04/01/2029	7,457,000	7,506,241
7.50%, 04/15/2032	250,000	319,349
6.63%, 06/15/2037	5,000,000	6,166,056
Western Midstream Operating LP
3.95%, 06/01/2025	4,295,000	4,236,376
4.50%, 03/01/2028	238,000	236,226
5.45%, 04/01/2044	977,000	935,263
5.30%, 03/01/2048	588,000	557,744
Williams Cos., Inc.
4.30%, 03/04/2024	2,500,000	2,600,330
3.90%, 01/15/2025	700,000	714,903
8.75%, 03/15/2032	10,509,000	14,638,620
6.30%, 04/15/2040	333,000	389,889
5.40%, 03/04/2044	2,750,000	2,935,433
5.75%, 06/24/2044	2,500,000	2,754,317
4.90%, 01/15/2045	7,000,000	7,001,492
4.85%, 03/01/2048	3,890,000	3,882,600
Woodside Finance Ltd.
3.65%, 03/05/2025 (3)	3,300,000	3,280,856
		499,171,387
Financials - 12.02%
ABN AMRO Bank NV
2.45%, 06/04/2020 (3)	1,594,000	1,587,556
2.65%, 01/19/2021 (3)	1,000,000	996,821
4.75%, 07/28/2025 (3)	6,031,000	6,265,298
ACE INA Holdings, Inc.
2.88%, 11/03/2022	312,000	314,605
2.70%, 03/13/2023	300,000	299,281
3.15%, 03/15/2025	934,000	942,677
3.35%, 05/03/2026	250,000	254,598
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	2,915,000	2,978,399
3.30%, 01/23/2023	701,000	688,298
3.50%, 01/15/2025	1,500,000	1,447,485
4.45%, 04/03/2026	1,925,000	1,929,166
AIA Group Ltd.
3.20%, 03/11/2025 (3)	5,545,000	5,508,692
3.90%, 04/06/2028 (3)	1,000,000	1,031,722
AIB Group Plc
4.75%, 10/12/2023 (3)	3,500,000	3,616,090
AIG Global Funding
1.95%, 10/18/2019 (3)	6,666,000	6,632,269
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (3)	955,000	1,259,571
Air Lease Corp.
3.25%, 03/01/2025	710,000	683,100
Aircastle Ltd.
4.40%, 09/25/2023	1,480,000	1,507,776
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	338,000	342,515
4.85%, 04/15/2049	3,016,000	3,150,055
Allstate Co./The
3.15%, 06/15/2023	420,000	425,321
American Express Co.
3.70%, 11/05/2021	14,490,000	14,810,329
4.20%, 11/06/2025	1,400,000	1,481,494
American Express Credit Corp.
2.25%, 05/05/2021	380,000	377,591
American Financial Group, Inc.
3.50%, 08/15/2026	1,435,000	1,385,773
American International Group, Inc.
6.40%, 12/15/2020	5,100,000	5,393,954
4.13%, 02/15/2024	879,000	907,581
3.75%, 07/10/2025	444,000	444,805
3.90%, 04/01/2026	1,370,000	1,379,929
3.88%, 01/15/2035	376,000	344,273
4.50%, 07/16/2044	5,329,000	5,111,855
8.18% (3 Month LIBOR USD + 4.20%), 05/15/2058 (2)	107,000	128,668
American Tower Corp
2.25%, 01/15/2022	600,000	591,019
American Tower Corp.
3.50%, 01/31/2023	341,000	346,161
3.38%, 10/15/2026	506,000	493,560
American Tower Trust #1
3.07%, 03/15/2048 (3)	2,900,000	2,892,935
Ameriprise Financial, Inc.
2.88%, 09/15/2026	1,015,000	993,863
AmSouth Bancorp.
6.75%, 11/01/2025	527,000	612,679
ANZ New Zealand Int'l Ltd./London
2.60%, 09/23/2019 (3)	3,000,000	2,998,061
2.85%, 08/06/2020 (3)	250,000	250,172
3.45%, 01/21/2028 (3)	500,000	496,626
Aon Plc
4.00%, 11/27/2023	5,000,000	5,196,546
3.50%, 06/14/2024	815,000	827,102
Assurant, Inc.
4.20%, 09/27/2023	1,210,000	1,233,306
Athene Global Funding
2.75%, 04/20/2020 (3)	1,407,000	1,403,054
4.00%, 01/25/2022 (3)	1,104,000	1,131,765
3.00%, 07/01/2022 (3)	800,000	798,386
Athene Holding Ltd.
4.13%, 01/12/2028	1,380,000	1,326,399
Australia & New Zealand Banking Group Ltd.
4.88%, 01/12/2021 (3)	296,000	306,301
4.50%, 03/19/2024 (3)	9,000,000	9,275,537
4.40%, 05/19/2026 (3)	226,000	229,712
AvalonBay Communities, Inc.
2.85%, 03/15/2023	600,000	598,169
2.90%, 10/15/2026	220,000	214,998
3.20%, 01/15/2028	500,000	496,064
3.90%, 10/15/2046	214,000	212,053
AXIS Specialty Finance Plc
2.65%, 04/01/2019	2,890,000	2,890,000
Banco del Estado de Chile
2.67%, 01/08/2021 (3)	9,493,000	9,374,432
Banco Santander SA
3.50%, 04/11/2022	5,000,000	5,049,053
3.13%, 02/23/2023	2,200,000	2,176,817
3.85%, 04/12/2023	2,400,000	2,421,493
3.92% (3 Month LIBOR USD + 1.12%), 04/12/2023 (2)	1,000,000	987,722
5.18%, 11/19/2025	1,500,000	1,584,137
Bank of America Corp.
2.63%, 04/19/2021	6,205,000	6,185,850
2.37% (3 Month LIBOR USD + 0.66%), 07/21/2021 (2)	2,500,000	2,483,548
3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022 (2)	24,477,000	24,778,472
2.50%, 10/21/2022	931,000	919,549
3.30%, 01/11/2023	5,233,000	5,301,640
3.12% (3 Month LIBOR USD + 1.16%), 01/20/2023 (2)	951,000	954,037
2.88% (3 Month LIBOR USD + 1.02%), 04/24/2023 (2)	1,640,000	1,635,505
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023 (2)	10,960,000	10,931,273
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024 (2)	1,985,000	2,016,093
4.00%, 04/01/2024	2,390,000	2,488,412
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024 (2)	4,717,000	4,847,411
4.20%, 08/26/2024	1,750,000	1,812,228
4.00%, 01/22/2025	14,579,000	14,887,593
3.46% (3 Month LIBOR USD + 0.97%), 03/15/2025 (2)	7,462,000	7,540,283
3.95%, 04/21/2025	5,201,000	5,300,339
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025 (2)	5,055,000	5,016,057
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026 (2)	1,500,000	1,502,057
4.45%, 03/03/2026	7,140,000	7,445,078
4.25%, 10/22/2026	544,000	559,320
3.25%, 10/21/2027	5,800,000	5,683,657
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028 (2)	6,750,000	6,849,156
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028 (2)	4,500,000	4,524,031
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028 (2)	7,800,000	7,769,724
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028 (2)	700,000	685,127
3.97% (3 Month LIBOR USD + 1.07%), 03/05/2029 (2)	3,900,000	3,982,901
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029 (2)	1,500,000	1,563,324
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030 (2)	7,610,000	7,764,194
6.11%, 01/29/2037	3,580,000	4,257,498
7.75%, 05/14/2038	137,000	190,479
Bank of Montreal
2.90%, 03/26/2022	12,696,000	12,707,791
2.35%, 09/11/2022	1,378,000	1,363,298
3.30%, 02/05/2024	1,200,000	1,213,095
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032 (2)	7,167,000	6,930,489
Bank of New York Mellon Corp.
2.95%, 01/29/2023	1,000,000	1,005,684
2.66% (3 Month LIBOR USD + 0.63%), 05/16/2023 (2)	355,000	353,295
3.25%, 09/11/2024	650,000	659,095
3.00%, 02/24/2025	5,360,000	5,362,176
2.80%, 05/04/2026	305,000	299,739
Bank of New Zealand
3.50%, 02/20/2024 (3)	950,000	962,849
Bank of Nova Scotia
2.70%, 03/07/2022	800,000	800,838
2.45%, 09/19/2022	500,000	495,736
Banque Federative du Credit Mutuel SA
2.00%, 04/12/2019 (3)	5,350,000	5,348,767
3.75%, 07/20/2023 (3)	1,650,000	1,691,186
Barclays Bank Plc
3.68%, 01/10/2023	12,364,000	12,350,464
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023 (2)	2,300,000	2,350,512
4.34% (3 Month LIBOR USD + 1.36%), 05/16/2024 (2)	11,048,000	11,175,190
Barclays Plc
3.65%, 03/16/2025	2,522,000	2,459,048
5.20%, 05/12/2026	500,000	510,032
4.34%, 01/10/2028	2,360,000	2,347,692
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029 (2)	2,450,000	2,534,882
4.95%, 01/10/2047	1,391,000	1,393,776
BB&T Corp.
3.20%, 09/03/2021	11,800,000	11,931,997
3.05%, 06/20/2022	17,098,000	17,199,251
2.85%, 10/26/2024	1,000,000	994,468
Berkshire Hathaway Finance Corp.
5.75%, 01/15/2040	134,000	166,941
4.40%, 05/15/2042	1,524,000	1,630,948
4.30%, 05/15/2043	322,000	341,797
4.20%, 08/15/2048	2,525,000	2,621,385
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	8,130,000	8,219,338
BlackRock, Inc.
3.50%, 03/18/2024	405,000	421,238
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (3)	1,445,000	1,524,118
4.45%, 07/15/2045 (3)	170,000	166,157
BNP Paribas SA
3.50%, 03/01/2023 (3)	430,000	430,220
3.25%, 03/03/2023	1,390,000	1,410,883
3.80%, 01/10/2024 (3)	1,600,000	1,613,439
3.38%, 01/09/2025 (3)	10,725,000	10,501,775
4.40%, 08/14/2028 (3)	725,000	746,639
BNZ International Funding Ltd./London
2.10%, 09/14/2021 (3)	400,000	391,080
2.65%, 11/03/2022 (3)	10,091,000	9,933,527
3.38%, 03/01/2023 (3)	6,000,000	6,057,743
BOC Aviation Ltd.
2.38%, 09/15/2021 (3)	3,550,000	3,463,671
2.75%, 09/18/2022 (3)	780,000	763,051
Boston Properties LP
3.13%, 09/01/2023	300,000	301,952
3.20%, 01/15/2025	1,139,000	1,130,710
3.65%, 02/01/2026	557,000	559,843
BPCE SA
2.50%, 07/15/2019	1,300,000	1,298,973
2.75%, 01/11/2023 (3)	1,000,000	987,863
5.70%, 10/22/2023 (3)	3,645,000	3,883,937
4.63%, 07/11/2024 (3)	1,300,000	1,325,795
5.15%, 07/21/2024 (3)	4,800,000	5,011,758
3.38%, 12/02/2026	500,000	492,097
3.25%, 01/11/2028 (3)	7,815,000	7,652,973
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,100,000	1,095,501
Brookfield Finance, Inc.
3.90%, 01/25/2028	770,000	745,327
4.85%, 03/29/2029	1,905,000	1,959,834
4.70%, 09/20/2047	769,000	740,472
Canadian Imperial Bank of Commerce
2.55%, 06/16/2022	800,000	798,238
Capital One Bank USA NA
3.38%, 02/15/2023	6,000,000	5,999,588
Capital One Financial Corp.
3.45%, 04/30/2021	9,525,000	9,642,148
3.90%, 01/29/2024	17,146,000	17,529,402
3.75%, 04/24/2024	824,000	837,093
3.20%, 02/05/2025	726,000	711,165
4.20%, 10/29/2025	400,000	407,022
3.75%, 07/28/2026	960,000	935,782
Capital One NA
2.95%, 07/23/2021	4,120,000	4,134,233
2.25%, 09/13/2021	7,005,000	6,894,665
Carlyle Investment Management LLC
0.00%, 07/15/2019 (12)	44,542	40,088
CDP Financial, Inc.
4.40%, 11/25/2019 (3)	310,000	313,512
Charles Schwab Corp.
3.23%, 09/01/2022	165,000	168,021
3.20%, 03/02/2027	1,700,000	1,711,257
Citibank NA
3.05%, 05/01/2020	21,800,000	21,874,785
Citigroup, Inc.
2.40%, 02/18/2020	2,000,000	1,992,248
2.35%, 08/02/2021	269,000	265,903
2.75%, 04/25/2022	13,420,000	13,367,774
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023 (2)	1,111,000	1,115,164
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023 (2)	15,799,000	15,703,621
4.40%, 06/10/2025	11,687,000	12,107,097
5.50%, 09/13/2025	494,000	541,817
3.70%, 01/12/2026	10,750,000	10,938,043
3.40%, 05/01/2026	1,000,000	994,849
3.20%, 10/21/2026	905,000	887,118
4.30%, 11/20/2026	1,570,000	1,596,911
4.45%, 09/29/2027	20,647,000	21,239,692
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028 (2)	4,100,000	4,166,925
6.63%, 01/15/2028	387,000	462,799
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028 (2)	3,300,000	3,294,836
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028 (2)	7,000,000	6,885,473
3.88% (3 Month LIBOR USD + 1.17%), 01/24/2039 (2)	500,000	489,123
8.13%, 07/15/2039	164,000	246,385
5.88%, 01/30/2042	212,000	260,799
4.75%, 05/18/2046	1,200,000	1,241,237
4.65%, 07/23/2048	1,209,000	1,302,187
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	7,980,621
3.70%, 03/29/2023	1,370,000	1,406,233
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	185,490
4.30%, 12/03/2025	343,000	351,501
CME Group, Inc.
3.00%, 09/15/2022	1,135,000	1,151,001
3.00%, 03/15/2025	838,000	842,802
5.30%, 09/15/2043	115,000	141,094
CNA Financial Co.
7.25%, 11/15/2023	7,470,000	8,561,529
3.95%, 05/15/2024	303,000	308,077
3.45%, 08/15/2027	820,000	801,119
Comerica Bank
2.50%, 06/02/2020	8,000,000	7,966,726
Comerica, Inc.
4.00%, 02/01/2029	1,900,000	1,976,411
Commonwealth Bank of Australia
2.00%, 09/06/2021 (3)	450,000	441,437
2.50%, 09/18/2022 (3)	800,000	788,750
3.45%, 03/16/2023 (3)	1,300,000	1,322,991
4.50%, 12/09/2025 (3)	778,000	798,862
2.85%, 05/18/2026 (3)	1,300,000	1,264,912
Compass Bank
2.75%, 09/29/2019	5,000,000	4,995,242
3.88%, 04/10/2025	7,840,000	7,767,149
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/2022	5,323,000	5,476,053
4.38%, 08/04/2025	1,265,000	1,304,825
5.80%, 09/30/2110 (3)	361,000	456,427
Cooperatieve Rabobank UA
3.88%, 09/26/2023 (3)	1,400,000	1,442,062
4.63%, 12/01/2023	7,780,000	8,131,388
CPPIB Capital, Inc.
2.75%, 11/02/2027 (3)	1,500,000	1,499,325
Credit Agricole SA
4.38%, 03/17/2025 (3)	305,000	310,275
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033 (2) (3)	5,000,000	4,829,966
Credit Agricole SA/London
3.75%, 04/24/2023 (3)	575,000	581,571
4.13%, 01/10/2027 (3)	1,099,000	1,123,006
Credit Suisse Group AG
3.57%, 01/09/2023 (3)	3,216,000	3,228,038
4.28%, 01/09/2028 (3)	3,973,000	4,021,908
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029 (2) (3)	2,499,000	2,451,678
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/2020	541,000	540,270
3.80%, 06/09/2023	8,500,000	8,636,308
3.75%, 03/26/2025	1,900,000	1,915,581
4.55%, 04/17/2026	1,500,000	1,567,886
Credit Suisse/New York NY
5.30%, 08/13/2019	169,000	170,518
3.63%, 09/09/2024	560,000	570,295
Crown Castle International Corp.
4.88%, 04/15/2022	1,112,000	1,172,438
5.25%, 01/15/2023	400,000	429,682
4.00%, 03/01/2027	261,000	263,020
Dai-ichi Life Insurance Co., Ltd.
4.00% (3 Month LIBOR USD + 3.66%), 12/29/2049 (2) (3)	1,179,000	1,146,578
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (3)	854,000	850,770
Danske Bank A/S
2.00%, 09/08/2021 (3)	558,000	537,656
2.70%, 03/02/2022 (3)	542,000	527,878
Deutsche Bank AG/London
3.70%, 05/30/2024	2,063,000	2,010,627
Deutsche Bank AG/New York NY
3.15%, 01/22/2021	5,000,000	4,925,515
4.25%, 10/14/2021	4,165,000	4,185,953
3.30%, 11/16/2022	3,000,000	2,905,949
3.70%, 05/30/2024	850,000	816,329
Dexia Credit Local SA
1.88%, 09/15/2021 (3)	1,750,000	1,722,633
3.25%, 09/26/2023 (3)	1,750,000	1,799,686

Digital Realty Trust LP
3.70%, 08/15/2027	462,000	457,843
Discover Bank
3.10%, 06/04/2020	8,000,000	8,018,517
3.35%, 02/06/2023	2,000,000	2,011,070
4.20%, 08/08/2023	7,156,000	7,443,228
3.45%, 07/27/2026	1,951,000	1,890,933
4.65%, 09/13/2028	4,000,000	4,190,662
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,911,402
Duke Realty LP
3.63%, 04/15/2023	7,744,000	7,896,683
3.25%, 06/30/2026	203,000	200,194
EPR Properties
4.50%, 06/01/2027	807,000	813,823
4.95%, 04/15/2028	665,000	691,953
Equity Commonwealth
5.88%, 09/15/2020	2,448,000	2,505,131
ERP Operating LP
2.38%, 07/01/2019	646,000	645,375
4.63%, 12/15/2021	260,000	271,902
3.00%, 04/15/2023	200,000	201,201
2.85%, 11/01/2026	542,000	528,156
3.50%, 03/01/2028	614,000	624,318
Fifth Third Bancorp
2.88%, 07/27/2020	2,000,000	2,003,322
3.65%, 01/25/2024	1,420,000	1,454,956
3.95%, 03/14/2028	1,000,000	1,033,824
First Tennessee Bank NA
2.95%, 12/01/2019	5,000,000	4,996,550
FMR LLC
4.95%, 02/01/2033 (3)	250,000	284,383
6.45%, 11/15/2039 (3)	258,000	335,410
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	5,186,000	5,121,181
3.37%, 11/15/2025	554,000	537,934
4.42%, 11/15/2035	7,510,000	6,959,167
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	152,900
Goldman Sachs Group, Inc.
2.55%, 10/23/2019	1,000,000	998,507
5.38%, 03/15/2020	2,985,000	3,054,554
2.60%, 04/23/2020	5,030,000	5,016,168
2.35%, 11/15/2021	4,192,000	4,128,195
5.75%, 01/24/2022	12,000,000	12,873,404
3.00%, 04/26/2022	1,653,000	1,652,201
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022 (2)	5,373,000	5,328,859
2.91% (3 Month LIBOR USD + 1.05%), 06/05/2023 (2)	3,076,000	3,041,461
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023 (2)	8,773,000	8,678,257
3.50%, 01/23/2025	6,509,000	6,491,032
3.75%, 05/22/2025	1,305,000	1,317,075
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025 (2)	5,590,000	5,518,758
3.75%, 02/25/2026	9,005,000	9,045,082
3.50%, 11/16/2026	1,700,000	1,678,679
3.85%, 01/26/2027	2,975,000	2,988,808
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028 (2)	3,488,000	3,453,698
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029 (2)	17,469,000	17,877,104
6.75%, 10/01/2037	2,170,000	2,656,379
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039 (2)	6,268,000	6,297,668
5.15%, 05/22/2045	4,000,000	4,241,068
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (3)	1,000,000	964,355
Goodman U.S. Finance Four LLC
4.50%, 10/15/2037 (3)	200,000	200,051
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (3)	862,000	838,275
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048 (3)	650,000	695,663
Great-West Lifeco Finance Delaware LP
4.15%, 06/03/2047 (3)	2,450,000	2,450,420
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (3)	271,000	267,932
3.48%, 06/15/2050 (3)	1,824,000	1,842,696
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (3)	5,854,000	6,162,822
Harborwalk Funding Trust
5.08% (3 Month LIBOR USD + 3.19%), 02/15/2069 (2) (3)	2,400,000	2,528,112
Hartford Financial Services Group, Inc.
5.50%, 03/30/2020	4,118,000	4,224,137
5.13%, 04/15/2022	5,500,000	5,870,093
4.30%, 04/15/2043	1,080,000	1,078,752
HCP, Inc.
4.20%, 03/01/2024	241,000	250,129
3.88%, 08/15/2024	1,981,000	2,020,051
3.40%, 02/01/2025	662,000	658,117
HSBC Holdings Plc
3.28% (3 Month LIBOR USD + 0.60%), 05/18/2021 (2)	7,250,000	7,246,110
2.65%, 01/05/2022	2,618,000	2,595,242
4.00%, 03/30/2022	780,000	804,288
3.60%, 05/25/2023	2,301,000	2,342,377
3.03% (3 Month LIBOR USD + 0.92%), 11/22/2023 (2)	1,784,000	1,775,361
4.25%, 03/14/2024	2,795,000	2,859,063
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024 (2)	2,857,000	2,915,433
3.80% (3 Month LIBOR USD + 1.21%), 03/11/2025 (2)	16,021,000	16,263,576
4.25%, 08/18/2025	1,009,000	1,031,059
4.30%, 03/08/2026	1,000,000	1,038,391
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026 (2)	7,000,000	7,223,406
4.38%, 11/23/2026	559,000	573,060
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028 (2)	1,533,000	1,546,009
HSBC Holdings PLC
5.10%, 04/05/2021	4,650,000	4,847,077
HSBC USA, Inc.
5.00%, 09/27/2020	3,000,000	3,086,757
9.13%, 05/15/2021	75,000	83,895
Huntington Bancshares, Inc./OH
3.15%, 03/14/2021	225,000	226,905
2.30%, 01/14/2022	4,220,000	4,156,711
Huntington National Bank
2.88%, 08/20/2020	4,534,000	4,541,508
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/2021	1,150,000	1,129,552
ING Bank NV
2.50%, 10/01/2019 (3)	1,150,000	1,148,419
2.45%, 03/16/2020 (3)	2,000,000	1,994,296
5.80%, 09/25/2023 (3)	4,800,000	5,192,868
ING Groep NV
3.15%, 03/29/2022	4,000,000	4,005,084
4.10%, 10/02/2023	3,175,000	3,264,930
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	578,000	606,687
International Lease Finance Corp.
8.63%, 01/15/2022	1,200,000	1,363,312
5.88%, 08/15/2022	438,000	472,377
Invesco Finance Plc
4.00%, 01/30/2024	2,889,000	2,987,715
3.75%, 01/15/2026	4,249,000	4,297,764
Jackson National Life Global Funding
2.50%, 06/27/2022 (3)	800,000	791,236
3.25%, 01/30/2024 (3)	460,000	462,605
3.05%, 04/29/2026 (3)	473,000	464,050
Jefferies Group LLC
5.13%, 01/20/2023	2,600,000	2,758,003
6.45%, 06/08/2027	428,000	467,650
6.25%, 01/15/2036	155,000	160,735
John Hancock Life Insurance Co.
7.38%, 02/15/2024 (3)	731,000	851,389
JPMorgan Chase & Co.
2.25%, 01/23/2020	2,000,000	1,992,712
2.30%, 08/15/2021	3,600,000	3,558,915
4.35%, 08/15/2021	10,000,000	10,345,473
3.38%, 05/01/2023	3,800,000	3,840,647
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024 (2)	8,000,000	8,140,089
3.13%, 01/23/2025	4,000,000	4,005,353
3.30%, 04/01/2026	1,870,000	1,873,707
3.20%, 06/15/2026	11,090,000	11,026,821
2.95%, 10/01/2026	5,000,000	4,889,786
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029 (2)	2,320,000	2,385,155
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029 (2)	9,660,000	10,313,986
4.95%, 06/01/2045	775,000	861,068
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048 (2)	5,140,000	5,280,997
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048 (2)	10,719,000	10,471,491
JPMorgan Chase Bank NA
3.09% (3 Month LIBOR USD + 0.35%), 04/26/2021 (2)	21,250,000	21,308,396
KeyBank NA/Cleveland OH
3.18%, 05/22/2022	567,000	568,623
KeyCorp
4.15%, 10/29/2025	950,000	1,000,767
KeyCorp.
5.10%, 03/24/2021	211,000	220,185
Kimco Realty Corp.
2.70%, 03/01/2024	6,008,000	5,812,076
3.30%, 02/01/2025	3,085,000	3,058,592
Legg Mason, Inc.
3.95%, 07/15/2024	820,000	830,036
Liberty Mutual Group, Inc.
4.25%, 06/15/2023 (3)	72,000	74,634
4.57%, 02/01/2029 (3)	2,301,000	2,395,369
6.50%, 03/15/2035 (3)	4,500,000	5,265,669
6.50%, 05/01/2042 (3)	2,000,000	2,474,592
10.75% (3 Month LIBOR USD + 7.12%), 06/15/2088 (2) (3)	269,000	392,740
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (3)	700,000	853,983
7.70%, 10/15/2097 (3)	100,000	134,888
Liberty Property LP
3.25%, 10/01/2026	303,000	294,362
Lincoln National Co.
4.20%, 03/15/2022	873,000	905,919
3.80%, 03/01/2028	3,900,000	3,955,951
7.00%, 06/15/2040	1,715,000	2,275,208
Lloyds Bank Plc
5.80%, 01/13/2020 (3)	172,000	175,961
3.30%, 05/07/2021	11,200,000	11,289,320
Lloyds Bank PLC
2.40%, 03/17/2020	1,200,000	1,195,473
Lloyds Banking Group Plc
4.05%, 08/16/2023	3,000,000	3,060,488
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023 (2)	8,950,000	8,721,133
4.45%, 05/08/2025	855,000	887,950
4.58%, 12/10/2025	550,000	556,783
3.75%, 01/11/2027	2,000,000	1,968,635
4.38%, 03/22/2028	949,000	972,639
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028 (2)	1,000,000	961,122
Macquarie Bank Ltd.
2.40%, 01/21/2020 (3)	1,600,000	1,595,163
2.85%, 07/29/2020 (3)	400,000	400,245
4.00%, 07/29/2025 (3)	500,000	512,879
Macquarie Group Ltd.
6.00%, 01/14/2020 (3)	1,975,000	2,019,706
6.25%, 01/14/2021 (3)	1,111,000	1,171,252
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023 (2) (3)	6,000,000	5,943,630
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024 (2) (3)	2,000,000	2,036,156
3.76% (3 Month LIBOR USD + 1.37%), 11/28/2028 (2) (3)	2,565,000	2,498,207
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030 (2) (3)	4,445,000	4,720,650
Manulife Financial Corp.
4.90%, 09/17/2020	225,000	231,269
4.06% (5 Year Mid Swap Rate USD + 1.65%), 02/24/2032 (2)	1,910,000	1,858,269
Markel Co.
7.13%, 09/30/2019	3,780,000	3,849,852
5.00%, 04/05/2046	1,265,000	1,263,128
Markel Corp.
3.63%, 03/30/2023	400,000	403,006
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	3,769,000	3,756,516
4.80%, 07/15/2021	5,000,000	5,199,894
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (3)	550,000	634,090
8.88%, 06/01/2039 (3)	1,760,000	2,770,601
5.38%, 12/01/2041 (3)	203,000	236,049
4.90%, 04/01/2077 (3)	5,000,000	5,301,686
MassMutual Global Funding II
2.50%, 10/17/2022 (3)	386,000	383,426
2.75%, 06/22/2024 (3)	700,000	692,771
MBIA Insurance Co.
14.05% (3 Month LIBOR USD + 11.26%), 01/15/2033 (2) (3) (9)	86,000	56,330
MetLife, Inc.
4.88%, 11/13/2043	3,000,000	3,347,991
6.40%, 12/15/2066	5,236,000	5,615,610
Metropolitan Life Global Funding I
2.30%, 04/10/2019 (3)	1,598,000	1,597,877
3.88%, 04/11/2022 (3)	1,480,000	1,525,395
3.00%, 01/10/2023 (3)	407,000	409,962
3.00%, 09/19/2027 (3)	1,180,000	1,157,146
Mid-America Apartments LP
4.00%, 11/15/2025	1,500,000	1,544,867
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	330,652
3.00%, 02/22/2022	206,000	206,491
3.22%, 03/07/2022	2,034,000	2,049,628
2.67%, 07/25/2022	800,000	793,526
3.46%, 03/02/2023	4,000,000	4,056,498
2.53%, 09/13/2023	481,000	470,529
3.41%, 03/07/2024	2,520,000	2,554,597
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022 (3)	764,000	750,995
3.96%, 09/19/2023 (3)	2,730,000	2,808,802
Mizuho Bank Ltd.
2.65%, 09/25/2019 (3)	3,000,000	2,998,364
2.40%, 03/26/2020 (3)	5,000,000	4,983,799
3.60%, 09/25/2024 (3)	1,250,000	1,278,300
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	2,000,000	1,999,762
2.60%, 09/11/2022	3,500,000	3,456,200
Morgan Stanley
7.30%, 05/13/2019	1,390,000	1,397,158
2.38%, 07/23/2019	450,000	449,424
5.63%, 09/23/2019	834,000	844,788
5.50%, 07/24/2020	360,000	372,361
5.75%, 01/25/2021	12,049,000	12,655,306
2.50%, 04/21/2021	2,000,000	1,988,231
5.50%, 07/28/2021	2,692,000	2,850,623
2.63%, 11/17/2021	3,860,000	3,839,483
2.75%, 05/19/2022	8,390,000	8,342,009
3.13%, 01/23/2023	1,735,000	1,741,022
3.75%, 02/25/2023	1,882,000	1,930,246
4.10%, 05/22/2023	3,460,000	3,554,099
3.74% (3 Month LIBOR USD + 0.85%), 04/24/2024 (2)	1,468,000	1,498,264
3.88%, 04/29/2024	2,050,000	2,109,623
3.70%, 10/23/2024	1,167,000	1,188,014
4.00%, 07/23/2025	5,039,000	5,189,627
5.00%, 11/24/2025	4,959,000	5,318,951
3.88%, 01/27/2026	3,125,000	3,197,521
4.35%, 09/08/2026	930,000	954,873
3.63%, 01/20/2027	9,804,000	9,827,661
3.95%, 04/23/2027	14,190,000	14,215,874
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028 (2)	5,882,000	5,842,683
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029 (2)	8,371,000	8,426,528
4.30%, 01/27/2045	459,000	467,493
MUFG Bank Ltd.
4.10%, 09/09/2023 (3)	239,000	249,032
3.75%, 03/10/2024 (3)	3,215,000	3,329,667
National Australia Bank Ltd./New York
2.50%, 01/12/2021	2,000,000	1,987,824
3.70%, 11/04/2021	4,705,000	4,800,991
3.38%, 01/14/2026	2,768,000	2,782,505
National Retail Properties, Inc.
3.60%, 12/15/2026	700,000	697,728
3.50%, 10/15/2027	400,000	393,998
National Rural Utilities Cooperative Finance Co.
2.95%, 02/07/2024	341,000	342,628
3.05%, 04/25/2027	462,000	452,989
3.40%, 02/07/2028	1,500,000	1,522,738
8.00%, 03/01/2032	791,000	1,113,781
Nationwide Building Society
6.25%, 02/25/2020 (3)	1,000,000	1,029,142
4.00%, 09/14/2026 (3)	7,250,000	6,968,174
Nationwide Financial Services, Inc.
5.38%, 03/25/2021 (3)	2,000,000	2,080,298
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (3)	7,150,000	11,288,165
NatWest Markets Plc
3.63%, 09/29/2022 (3)	3,360,000	3,359,701
New York Life Global Funding
2.15%, 06/18/2019 (3)	1,912,000	1,909,919
3.25%, 08/06/2021 (3)	7,451,000	7,542,266
3.00%, 01/10/2028 (3)	2,022,000	2,002,868
Nomura Holdings, Inc.
6.70%, 03/04/2020	5,000,000	5,171,089
Nordea Bank AB
2.50%, 09/17/2020 (3)	450,000	447,948
4.25%, 09/21/2022 (3)	12,865,000	13,174,468
3.75%, 08/30/2023 (3)	4,000,000	4,032,583
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032 (2)	411,000	403,058
Office Properties Income Trust
3.75%, 08/15/2019	4,410,000	4,417,963
3.60%, 02/01/2020	2,400,000	2,403,350
4.00%, 07/15/2022	1,255,000	1,252,337
OneBeacon U.S. Holdings, Inc.
4.60%, 11/09/2022	1,500,000	1,533,896
Ontario Teachers' Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (3)	1,003,000	1,013,242
3.88%, 03/20/2027 (3)	1,044,000	1,071,551
Ontario Teachers' Finance Trust
2.75%, 04/16/2021 (3)	1,000,000	1,005,241
ORIX Corp.
2.90%, 07/18/2022	604,000	603,920
3.25%, 12/04/2024	1,500,000	1,498,997
3.70%, 07/18/2027	700,000	708,062
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067 (2) (3)	743,000	662,907
People's United Bank NA
4.00%, 07/15/2024	4,350,000	4,395,079
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,478,361
4.20%, 11/01/2025	322,000	342,411
PNC Financial Services Group, Inc.
2.85%, 11/09/2022 (1)	575,000	574,299
3.90%, 04/29/2024	2,090,000	2,160,436
Principal Financial Group, Inc.
3.13%, 05/15/2023	380,000	381,496
Principal Life Global Funding II
3.00%, 04/18/2026 (3)	2,000,000	1,975,921
Private Export Funding Co.
2.65%, 02/16/2021 (3)	6,750,000	6,778,009
2.80%, 05/15/2022	1,200,000	1,212,631
3.55%, 01/15/2024	2,489,000	2,609,300
3.25%, 06/15/2025	1,280,000	1,322,432
Progressive Corp.
5.38% (3 Month LIBOR USD + 2.54%), 09/15/2023 (2)	780,000	773,175
Protective Life Co.
7.38%, 10/15/2019	854,000	873,929
4.30%, 09/30/2028 (3)	4,500,000	4,611,891
Protective Life Global Funding
2.70%, 11/25/2020 (3)	5,000,000	4,992,117
2.00%, 09/14/2021 (3)	1,100,000	1,075,867
Prudential Financial, Inc.
6.63%, 06/21/2040	5,995,000	7,833,487
3.91%, 12/07/2047	1,231,000	1,188,455
Prudential Insurance Co. of America
8.30%, 07/01/2025 (3)	1,691,000	2,140,596
Realty Income Corp.
3.25%, 10/15/2022	1,490,000	1,515,516
3.88%, 04/15/2025	1,055,000	1,092,921
Regions Financial Co.
3.20%, 02/08/2021	5,000,000	5,038,680
2.75%, 08/14/2022	326,000	323,568
Regions Financial Corp.
3.80%, 08/14/2023	1,817,000	1,868,603
Reliance Standard Life Global Funding II
2.38%, 05/04/2020 (3)	6,000,000	5,962,374
3.05%, 01/20/2021 (3)	528,000	527,573
3.85%, 09/19/2023 (3)	1,775,000	1,812,257
Royal Bank of Canada
3.20%, 04/30/2021	1,600,000	1,618,736
3.70%, 10/05/2023	3,700,000	3,824,556
4.65%, 01/27/2026	531,000	563,356
Royal Bank of Scotland Group Plc
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024 (2)	555,000	567,789
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029 (2)	2,490,000	2,586,623
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030 (2)	7,000,000	7,372,446
Santander UK Group Holdings Plc
3.13%, 01/08/2021	308,000	307,846
4.75%, 09/15/2025 (3)	1,810,000	1,796,673
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028 (2)	800,000	775,357
Santander UK Plc
5.00%, 11/07/2023 (3)	4,150,000	4,249,459
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (3)	1,390,000	1,389,166
Senior Housing Properties Trust
3.25%, 05/01/2019	950,000	950,108
6.75%, 04/15/2020	600,000	610,456
4.75%, 02/15/2028	1,300,000	1,208,749
Simon Property Group LP
4.38%, 03/01/2021	362,000	372,056
4.13%, 12/01/2021	442,000	457,273
3.75%, 02/01/2024	910,000	946,152
SITE Centers Corp.
4.70%, 06/01/2027	368,000	380,138
Skandinaviska Enskilda Banken AB
2.45%, 05/27/2020 (3)	3,000,000	2,986,320
Societe Generale SA
3.25%, 01/12/2022 (3)	7,000,000	7,001,274
4.25%, 09/14/2023 (3)	1,000,000	1,026,089
4.25%, 04/14/2025 (3)	800,000	806,169
SouthTrust Bank
7.69%, 05/15/2025	253,000	306,992
Standard Chartered Plc
2.10%, 08/19/2019 (3)	2,500,000	2,491,885
2.40%, 09/08/2019 (3)	7,650,000	7,628,733
3.05%, 01/15/2021 (3)	800,000	796,913
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023 (2) (3)	3,230,000	3,281,289
5.20%, 01/26/2024 (3)	609,000	642,244
4.87% (3 Month LIBOR USD + 1.97%), 03/15/2033 (2) (3)	800,000	813,553
State Bank of India/London
4.38%, 01/24/2024 (3)	6,475,000	6,640,236
State Street Co.
3.10%, 05/15/2023	321,000	325,689
3.70%, 11/20/2023	1,385,000	1,446,967
3.55%, 08/18/2025	247,000	256,282
State Street Corp.
3.78% (3 Month LIBOR USD + 0.77%), 12/03/2024 (2)	1,000,000	1,039,045
Stifel Financial Co.
3.50%, 12/01/2020	5,000,000	5,029,534
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077 (2) (3)	1,000,000	972,500
Sumitomo Mitsui Banking Co.
2.45%, 01/16/2020	2,725,000	2,718,042
3.95%, 07/19/2023	250,000	259,866
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	568,000	558,288
2.44%, 10/19/2021	531,000	524,944
2.85%, 01/11/2022	1,100,000	1,101,276
2.78%, 07/12/2022	1,500,000	1,492,774
2.78%, 10/18/2022	6,718,000	6,687,769
3.10%, 01/17/2023	1,033,000	1,036,839
3.94%, 10/16/2023	4,700,000	4,877,856
2.63%, 07/14/2026	644,000	616,933
3.01%, 10/19/2026	297,000	291,495
SunTrust Banks, Inc.
2.90%, 03/03/2021	324,000	324,854
2.70%, 01/27/2022	4,210,000	4,197,738
4.00%, 05/01/2025	424,000	443,890
Svenska Handelsbanken AB
2.40%, 10/01/2020	2,000,000	1,992,789
2.45%, 03/30/2021	550,000	547,509
3.90%, 11/20/2023	12,040,000	12,530,593
Synchrony Financial
3.00%, 08/15/2019	4,775,000	4,776,181
2.70%, 02/03/2020	1,017,000	1,015,653
3.75%, 08/15/2021	6,000,000	6,065,418
4.50%, 07/23/2025	4,000,000	4,017,594
3.70%, 08/04/2026	1,100,000	1,037,202
3.95%, 12/01/2027	1,500,000	1,418,271
TD Ameritrade Holding Co.
2.95%, 04/01/2022	725,000	731,581
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (3)	218,000	300,090
4.90%, 09/15/2044 (3)	200,000	223,456
4.27%, 05/15/2047 (3)	3,360,000	3,468,192
Torchmark Corp.
4.55%, 09/15/2028	4,145,000	4,380,066
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,388,131
6.13%, 08/15/2043	5,000,000	5,749,334
UBS AG/London
2.45%, 12/01/2020 (3)	7,151,000	7,110,518
UBS Group Funding Jersey Ltd.
2.95%, 09/24/2020 (3)	1,250,000	1,249,737
4.13%, 09/24/2025 (3)	800,000	826,495
4.13%, 04/15/2026 (3)	602,000	622,994
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (3)	9,790,000	9,840,156
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023 (2) (3)	7,367,000	7,260,473
4.25%, 03/23/2028 (3)	3,000,000	3,122,418
UDR, Inc.
2.95%, 09/01/2026	276,000	264,332
United Overseas Bank Ltd.
3.20%, 04/23/2021 (3)	765,000	771,892
Ventas Realty LP
3.10%, 01/15/2023	13,500,000	13,504,303
3.75%, 05/01/2024	382,000	391,163
3.50%, 02/01/2025	251,000	251,211
4.13%, 01/15/2026	449,000	461,236
3.85%, 04/01/2027	677,000	680,206
Vornado Realty LP
3.50%, 01/15/2025	800,000	794,699
Voya Financial, Inc.
3.13%, 07/15/2024	1,600,000	1,577,360
3.65%, 06/15/2026	200,000	198,690
WEA Finance LLC
3.15%, 04/05/2022 (3)	6,040,000	6,060,221
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020 (3)	6,000,000	6,036,754
Wells Fargo & Co.
3.50%, 03/08/2022	1,929,000	1,966,054
3.07%, 01/24/2023	2,655,000	2,659,566
3.75%, 01/24/2024	1,690,000	1,739,761
3.30%, 09/09/2024	1,900,000	1,915,800
3.55%, 09/29/2025	700,000	712,527
3.00%, 04/22/2026	7,375,000	7,212,445
4.10%, 06/03/2026	3,749,000	3,835,701
4.30%, 07/22/2027	729,000	758,704
5.38%, 11/02/2043	317,000	357,034
4.65%, 11/04/2044	675,000	694,587
4.90%, 11/17/2045	3,642,000	3,885,546
4.75%, 12/07/2046	669,000	700,743
Wells Fargo Bank NA
2.60%, 01/15/2021	2,000,000	1,993,989
Welltower, Inc.
4.50%, 01/15/2024	461,000	486,273
4.00%, 06/01/2025	400,000	411,613
4.25%, 04/15/2028	500,000	515,694
Western Union Co.
3.60%, 03/15/2022	1,300,000	1,321,096
6.20%, 06/21/2040	300,000	307,212
Westpac Banking Co.
2.85%, 05/13/2026	1,200,000	1,165,505
Westpac Banking Corp.
2.75%, 01/11/2023	1,000,000	993,909
4.32% (5 Year Mid Swap Rate USD + 2.24%), 11/23/2031 (2)	1,500,000	1,487,847
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	660,855
Willis North America, Inc.
7.00%, 09/29/2019	537,000	546,987
5.05%, 09/15/2048	7,500,000	7,818,389
WR Berkley Co.
4.75%, 08/01/2044	3,445,000	3,578,999
XLIT Ltd.
5.25%, 12/15/2043	2,700,000	3,066,818
		1,827,238,882
Industrials - 1.47%
ABB Finance USA, Inc.
2.88%, 05/08/2022	241,000	242,851
Acuity Brands Lighting, Inc.
6.00%, 12/15/2019	451,000	459,452
Airbus Group Finance BV
2.70%, 04/17/2023 (3)	376,000	374,038
Airbus SE
3.15%, 04/10/2027 (3)	736,000	736,016
3.95%, 04/10/2047 (3)	150,000	154,146
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	1,935,619
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	8,134,406
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	971,009
4.50%, 03/01/2023	183,000	189,326
3.25%, 09/08/2024	219,000	212,432
3.88%, 01/12/2028	221,000	212,947
Aviation Capital Group LLC
3.88%, 05/01/2023 (3)	780,000	782,734
3.50%, 11/01/2027 (3)	700,000	665,063
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (3)	243,000	244,225
3.80%, 10/07/2024 (3)	770,000	785,954
BAE Systems Plc
5.80%, 10/11/2041 (3)	400,000	473,939
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	215,000	218,760
3.05%, 03/15/2022	440,000	445,328
3.00%, 03/15/2023	206,000	208,367
6.70%, 08/01/2028	62,000	78,488
7.29%, 06/01/2036	134,000	185,963
6.15%, 05/01/2037	320,000	410,037
5.75%, 05/01/2040	373,000	463,473
5.40%, 06/01/2041	542,000	651,194
4.38%, 09/01/2042	462,000	493,684
5.15%, 09/01/2043	389,000	458,843
4.05%, 06/15/2048	1,000,000	1,032,484
Canadian Pacific Railway Co.
4.50%, 01/15/2022	1,200,000	1,245,362
2.90%, 02/01/2025	644,000	631,559
7.13%, 10/15/2031	155,000	205,969
6.13%, 09/15/2115	678,000	842,515
Carlisle Cos., Inc.
3.50%, 12/01/2024	3,025,000	3,024,348
Caterpillar Financial Services Co.
2.75%, 08/20/2021	420,000	420,744
1.93%, 10/01/2021	445,000	436,765
2.85%, 06/01/2022	446,000	449,377
3.45%, 05/15/2023	650,000	668,352
3.75%, 11/24/2023	2,175,000	2,276,269
3.25%, 12/01/2024	1,429,000	1,463,678
2.40%, 08/09/2026	700,000	666,510
Caterpillar, Inc.
2.60%, 06/26/2022	220,000	219,704
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000,000	6,217,376
CRH America Finance, Inc.
3.40%, 05/09/2027 (3)	200,000	191,647
CRH America, Inc.
3.88%, 05/18/2025 (3)	354,000	355,225
5.13%, 05/18/2045 (3)	230,000	232,554
CSX Corp.
4.25%, 06/01/2021	205,000	210,595
3.40%, 08/01/2024	300,000	305,786
4.25%, 03/15/2029	770,000	818,352
5.50%, 04/15/2041	402,000	465,312
4.75%, 05/30/2042	175,000	187,984
4.65%, 03/01/2068	2,000,000	1,993,681
Eaton Co.
7.63%, 04/01/2024	206,000	238,413
4.00%, 11/02/2032	143,000	148,443
5.80%, 03/15/2037	500,000	580,930
Embraer Netherlands Finance BV
5.05%, 06/15/2025	3,315,000	3,497,325
Embraer Overseas Ltd.
5.70%, 09/16/2023 (3)	4,000,000	4,275,040
Federal Express Co. 1998 Pass Through Trust
6.72%, 07/15/2023	93,796	98,237
FedEx Corp.
3.90%, 02/01/2035	414,000	388,527
4.55%, 04/01/2046	2,174,000	2,098,898
4.95%, 10/17/2048	3,000,000	3,092,207
FLIR Systems, Inc.
3.13%, 06/15/2021	3,025,000	3,015,683
General Electric Capital Co.
6.00%, 08/07/2019	157,000	158,495
2.10%, 12/11/2019	152,000	150,919
5.50%, 01/08/2020	581,000	593,603
2.20%, 01/09/2020	161,000	159,964
5.55%, 05/04/2020	191,000	196,018
4.38%, 09/16/2020	5,743,000	5,849,991
5.30%, 02/11/2021	184,000	190,464
3.15%, 09/07/2022	7,800,000	7,774,411
3.45%, 05/15/2024	830,000	826,503
6.75%, 03/15/2032	2,586,000	2,989,799
5.88%, 01/14/2038	289,000	307,846
General Electric Co.
4.65%, 10/17/2021	514,000	532,797
2.70%, 10/09/2022	2,341,000	2,298,935
Harris Corp.
3.83%, 04/27/2025	1,820,000	1,865,920
4.85%, 04/27/2035	1,000,000	1,074,644
Holcim U.S. Finance Sarl & Cie SCS
6.00%, 12/30/2019 (3)	148,000	150,888
Illinois Tool Works, Inc.
4.88%, 09/15/2041	87,000	101,774
3.90%, 09/01/2042	1,267,000	1,330,731
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	359,161
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	669,914
3.88%, 03/01/2026	1,380,000	1,400,852
John Deere Capital Co.
2.45%, 09/11/2020	335,000	333,757
3.15%, 10/15/2021	257,000	260,002
2.80%, 01/27/2023	373,000	374,596
2.65%, 06/24/2024	1,000,000	990,854
2.80%, 09/08/2027	700,000	684,850
John Deere Capital Corp.
2.70%, 01/06/2023	619,000	618,005
Johnson Controls International Plc
4.25%, 03/01/2021	344,000	351,883
3.75%, 12/01/2021	475,000	482,813
3.63%, 07/02/2024 (1)	161,000	162,947
5.25%, 12/01/2041	722,000	772,008
4.95%, 07/02/2064 (1)	1,300,000	1,206,805
Keysight Technologies, Inc.
4.60%, 04/06/2027	8,000,000	8,276,215
Lockheed Martin Co.
2.50%, 11/23/2020	103,000	102,691
3.10%, 01/15/2023	346,000	349,905
4.07%, 12/15/2042	462,000	471,122
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,768,772
3.45%, 06/01/2027	811,000	777,298
3.50%, 12/15/2027	6,165,000	5,945,716
6.25%, 05/01/2037	107,000	121,311
Masco Corp.
6.50%, 08/15/2032	1,240,000	1,412,247
MeadWestvaco Co.
7.38%, 09/01/2019	3,300,000	3,358,269
9.75%, 06/15/2020	17,000	18,354
8.20%, 01/15/2030	537,000	702,432
Mexico City Airport Trust
3.88%, 04/30/2028 (3)	3,950,000	3,569,852
5.50%, 07/31/2047 (3)	2,102,000	1,933,840
Norfolk Southern Co.
3.25%, 12/01/2021	570,000	575,148
2.90%, 02/15/2023	294,000	294,312
5.59%, 05/17/2025	6,000	6,758
7.80%, 05/15/2027	1,705,000	2,194,111
3.95%, 10/01/2042	332,000	323,814
4.80%, 08/15/2043	1,273,000	1,369,670
Norfolk Southern Corp.
4.05%, 08/15/2052	1,100,000	1,074,062
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	836,427
3.25%, 01/15/2028	250,000	245,939
7.75%, 02/15/2031	206,000	282,209
3.85%, 04/15/2045	195,000	187,422
nVent Finance Sarl
4.55%, 04/15/2028	3,625,000	3,645,728
Pactiv LLC
7.95%, 12/15/2025	34,000	33,745
Parker-Hannifin Co.
3.30%, 11/21/2024	149,000	151,659
4.45%, 11/21/2044	333,000	356,027
4.10%, 03/01/2047	583,000	595,707
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.50%, 06/15/2019 (3)	184,000	183,749
2.70%, 03/14/2023 (3)	220,000	215,065
4.13%, 08/01/2023 (3)	2,011,000	2,070,651
3.95%, 03/10/2025 (3)	7,000,000	7,037,134
Precision Castparts Co.
4.20%, 06/15/2035	75,000	77,454
4.38%, 06/15/2045	415,000	450,574
Republic Services, Inc.
3.55%, 06/01/2022	496,000	507,172
2.90%, 07/01/2026	245,000	239,960
Rockwell Collins, Inc.
3.20%, 03/15/2024	409,000	408,879
4.35%, 04/15/2047	259,000	255,657
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	208,440
Ryder System, Inc.
2.50%, 05/11/2020	1,020,000	1,017,041
2.88%, 09/01/2020	345,000	345,370
Siemens Financieringsmaatschappij NV
2.90%, 05/27/2022 (3)	553,000	555,658
3.13%, 03/16/2024 (3)	800,000	808,971
2.35%, 10/15/2026 (3)	700,000	661,891
4.40%, 05/27/2045 (3)	513,000	554,905
3.30%, 09/15/2046 (3)	980,000	888,777
Textron, Inc.
3.65%, 03/01/2021	11,600,000	11,690,121
3.65%, 03/15/2027	4,975,000	4,875,294
Timken Co.
3.88%, 09/01/2024	1,000,000	1,008,247
TTX Co.
3.60%, 01/15/2025 (3)	2,000,000	2,034,553
Union Pacific Co.
4.10%, 09/15/2067	200,000	183,297
United Parcel Service, Inc.
4.25%, 03/15/2049	8,371,000	8,720,301
United Technologies Co.
4.50%, 06/01/2042	693,000	716,614
4.15%, 05/15/2045	785,000	765,236
United Technologies Corp.
3.65%, 08/16/2023	6,990,000	7,176,547
3.95%, 08/16/2025	2,455,000	2,551,366
4.13%, 11/16/2028	15,336,000	15,983,197
6.13%, 07/15/2038	2,000,000	2,432,342
4.45%, 11/16/2038	455,000	471,128
Vulcan Materials Co.
4.70%, 03/01/2048	2,054,000	1,901,564
Wabtec Corp.
4.38%, 08/15/2023	322,000	326,276
3.45%, 11/15/2026	5,000,000	4,649,329
WRKCo, Inc.
3.00%, 09/15/2024	1,200,000	1,173,389
3.75%, 03/15/2025	1,300,000	1,312,427
Xylem, Inc./NY
3.25%, 11/01/2026	1,192,000	1,171,385
		224,017,017
Technology - 1.23%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	479,642
4.50%, 12/05/2036	1,020,000	1,020,104
Apple, Inc.
3.00%, 02/09/2024	2,474,000	2,508,994
3.45%, 05/06/2024	795,000	821,923
2.85%, 05/11/2024	1,333,000	1,337,699
2.75%, 01/13/2025	1,000,000	994,725
3.20%, 05/13/2025	1,010,000	1,028,393
2.45%, 08/04/2026	1,111,000	1,073,334
3.35%, 02/09/2027	2,020,000	2,062,160
3.20%, 05/11/2027	743,000	749,803
3.00%, 06/20/2027	1,462,000	1,456,845
2.90%, 09/12/2027	1,643,000	1,621,186
4.50%, 02/23/2036	723,000	810,575
3.45%, 02/09/2045	500,000	476,892
3.85%, 08/04/2046	776,000	786,384
3.75%, 09/12/2047	2,300,000	2,292,002
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022	3,000,000	2,987,998
3.63%, 01/15/2024	1,988,000	1,983,905
3.13%, 01/15/2025	7,000,000	6,713,327
3.88%, 01/15/2027	1,200,000	1,147,183
Broadcom, Inc.
0.00%, 04/15/2021	5,120,000	5,113,959
0.00%, 10/15/2022	3,945,000	3,926,971
0.00%, 04/15/2029	6,980,000	6,946,845
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (3)	5,000,000	5,328,474
Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (3)	5,146,000	5,535,005
DXC Technology Co.
2.88%, 03/27/2020	5,285,000	5,281,745
4.25%, 04/15/2024	9,435,000	9,578,344
4.75%, 04/15/2027	1,500,000	1,524,760
7.45%, 10/15/2029	250,000	309,479
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	2,231,000	2,254,715
3.50%, 04/15/2023	1,281,000	1,302,800
3.88%, 06/05/2024	582,000	594,716
3.00%, 08/15/2026	1,300,000	1,246,472
Fiserv, Inc.
4.75%, 06/15/2021	5,231,000	5,428,663
3.85%, 06/01/2025	5,000,000	5,140,683
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022	7,500,000	7,848,586
IBM Credit LLC
2.65%, 02/05/2021	1,200,000	1,198,629
3.00%, 02/06/2023	1,700,000	1,713,489
Intel Corp.
3.70%, 07/29/2025	456,000	478,285
4.00%, 12/15/2032	1,195,000	1,309,483
3.73%, 12/08/2047	1,035,000	1,045,624
International Business Machines Co.
2.25%, 02/19/2021	1,670,000	1,656,172
6.50%, 01/15/2028	120,000	147,676
Lam Research Corp.
3.75%, 03/15/2026	11,958,000	12,178,998
4.88%, 03/15/2049	1,594,000	1,683,943
Micron Technology, Inc.
4.64%, 02/06/2024	3,594,000	3,688,665
4.98%, 02/06/2026	5,388,000	5,489,488
Microsoft Corp.
2.40%, 08/08/2026	600,000	582,219
3.30%, 02/06/2027	892,000	916,978
3.50%, 02/12/2035	318,000	322,764
4.20%, 11/03/2035	231,000	254,330
4.10%, 02/06/2037	1,468,000	1,599,071
4.50%, 10/01/2040	125,000	142,297
3.75%, 02/12/2045	7,945,000	8,163,709
4.45%, 11/03/2045	1,385,000	1,579,063
4.00%, 02/12/2055	1,513,000	1,587,775
4.75%, 11/03/2055	408,000	489,531
3.95%, 08/08/2056	264,000	275,720
4.50%, 02/06/2057	1,286,000	1,481,203
NextEra Energy Capital Holdings, Inc.
0.00%, 04/01/2022	3,652,000	3,656,336
0.00%, 04/01/2024	4,756,000	4,779,718
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 (3)	3,679,000	3,958,898
5.55%, 12/01/2028 (3)	1,654,000	1,791,299
Oracle Co.
2.80%, 07/08/2021	766,000	769,285
2.40%, 09/15/2023	757,000	745,147
2.95%, 05/15/2025	2,000,000	1,998,716
4.30%, 07/08/2034	3,581,000	3,848,048
3.90%, 05/15/2035	2,000,000	2,047,444
6.13%, 07/08/2039	265,000	340,518
4.38%, 05/15/2055	400,000	422,675
Oracle Corp.
2.95%, 11/15/2024	1,500,000	1,504,599
3.80%, 11/15/2037	600,000	600,771
Qualcomm, Inc.
2.60%, 01/30/2023	139,000	137,430
2.90%, 05/20/2024	1,200,000	1,180,256
4.30%, 05/20/2047	6,000,000	5,730,915
Seagate HDD Cayman
4.75%, 06/01/2023	1,500,000	1,517,525
VMware, Inc.
2.95%, 08/21/2022	2,321,000	2,297,185
Xerox Co.
2.75%, 09/01/2020	1,268,000	1,250,628
		186,277,796
Utilities - 2.76%
AEP Texas, Inc.
3.80%, 10/01/2047	3,715,000	3,540,059
AEP Transmission Co. LLC
4.00%, 12/01/2046	2,020,000	2,037,097
3.75%, 12/01/2047	2,600,000	2,561,432
4.25%, 09/15/2048	4,790,000	5,092,941
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	1,976,706
6.13%, 05/15/2038	219,000	281,911
4.10%, 01/15/2042	233,000	231,627
4.15%, 08/15/2044	205,000	212,048
3.75%, 03/01/2045	182,000	176,493
American Electric Power Co., Inc.
4.30%, 12/01/2028	5,515,000	5,855,427
American Water Capital Co.
3.85%, 03/01/2024	500,000	519,238
3.40%, 03/01/2025	592,000	604,465
6.59%, 10/15/2037	386,000	515,832
4.00%, 12/01/2046	2,350,000	2,348,943
Appalachian Power Co.
6.70%, 08/15/2037	430,000	535,084
Arizona Public Service Co.
3.35%, 06/15/2024	676,000	684,568
5.05%, 09/01/2041	349,000	392,880
3.75%, 05/15/2046	2,290,000	2,199,269
Atmos Energy Co.
4.15%, 01/15/2043	830,000	859,915
4.13%, 10/15/2044	1,860,000	1,944,115
Atmos Energy Corp.
4.13%, 03/15/2049	1,600,000	1,659,397
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028 (3)	10,275,000	10,599,912
Avangrid, Inc.
3.15%, 12/01/2024	610,000	603,301
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	509,000	508,410
3.50%, 08/15/2046	375,000	353,264
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025	625,000	640,346
6.13%, 04/01/2036	366,000	460,573
Boston Gas Co.
4.49%, 02/15/2042 (3)	253,000	264,789
Brooklyn Union Gas Co.
3.87%, 03/04/2029 (3)	1,125,000	1,160,100
4.50%, 03/10/2046 (3)	2,000,000	2,113,407
4.27%, 03/15/2048 (3)	1,100,000	1,137,825
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	717,000	735,741
CenterPoint Energy Resources Co.
4.50%, 01/15/2021	158,000	161,990
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027 (3)	1,910,000	1,908,883
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (3)	1,333,000	1,310,127
CMS Energy Co.
3.88%, 03/01/2024	550,000	564,013
3.00%, 05/15/2026	110,000	107,494
2.95%, 02/15/2027	348,000	332,234
3.45%, 08/15/2027	350,000	351,172
Co.nsumers Energy Co.
4.35%, 08/31/2064	191,000	199,770
Comision Federal de Electricidad
4.88%, 05/26/2021 (3)	551,000	562,025
4.88%, 01/15/2024 (3)	322,000	329,651
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	355,045
3.75%, 08/15/2047	1,000,000	985,489
4.00%, 03/01/2048	4,615,000	4,740,781
Connecticut Light & Power Co.
3.20%, 03/15/2027	600,000	600,105
4.00%, 04/01/2048	472,000	490,273
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	318,000	388,491
3.85%, 06/15/2046	2,940,000	2,863,573
4.65%, 12/01/2048	5,900,000	6,508,670
4.30%, 12/01/2056	3,050,000	3,091,701
4.50%, 05/15/2058	538,000	565,342
Consumers Energy Co.
2.85%, 05/15/2022	155,000	155,926
3.25%, 08/15/2046	190,000	174,261
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	168,504
4.15%, 05/15/2045	1,600,000	1,641,615
Dominion Energy, Inc.
2.96%, 07/01/2019 (1)	6,539,000	6,540,001
2.75%, 09/15/2022	529,000	524,619
2.85%, 08/15/2026	304,000	292,654
5.25%, 08/01/2033	1,161,000	1,306,870
5.95%, 06/15/2035	3,988,000	4,678,984
7.00%, 06/15/2038	124,000	159,379
4.90%, 08/01/2041	212,000	226,258
Dominion Gas Holdings LLC
2.50%, 12/15/2019	1,528,000	1,523,755
2.80%, 11/15/2020	264,000	263,986
4.60%, 12/15/2044	1,300,000	1,368,747
DTE Electric Co.
3.70%, 03/15/2045	463,000	458,561
DTE Energy Co.
2.40%, 12/01/2019	278,000	276,306
2.65%, 06/15/2022	194,000	193,051
Duke Energy Carolinas LLC
6.00%, 12/01/2028	235,000	284,042
6.00%, 01/15/2038	161,000	205,753
4.25%, 12/15/2041	141,000	149,711
Duke Energy Corp.
3.55%, 09/15/2021	306,000	310,800
3.75%, 09/01/2046	5,300,000	4,967,049
3.95%, 08/15/2047	6,740,000	6,509,248
Duke Energy Florida LLC
2.10%, 12/15/2019	1,411,500	1,408,428
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	585,131
Duke Energy Indiana, Inc.
6.35%, 08/15/2038	320,000	425,770
Duke Energy Progress LLC
2.80%, 05/15/2022	335,000	336,985
3.25%, 08/15/2025	158,000	161,614
4.10%, 05/15/2042	217,000	225,303
4.10%, 03/15/2043	181,000	187,698
4.38%, 03/30/2044	132,000	142,654
4.15%, 12/01/2044	129,000	134,586
4.20%, 08/15/2045	325,000	340,950
3.70%, 10/15/2046	506,000	494,896
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (3)	1,675,000	1,638,492
EDP Finance BV
3.63%, 07/15/2024 (3)	700,000	694,756
Electricite de France SA
4.75%, 10/13/2035 (3)	5,000,000	4,989,332
6.00%, 01/22/2114 (3)	1,035,000	1,079,401
Emera U.S. Finance LP
3.55%, 06/15/2026	3,895,000	3,851,980
4.75%, 06/15/2046	2,938,000	3,053,626
Enel Finance International NV
4.63%, 09/14/2025 (3)	530,000	548,510
3.63%, 05/25/2027 (3)	12,505,000	11,977,146
3.50%, 04/06/2028 (3)	900,000	846,621
4.88%, 06/14/2029 (3)	4,435,000	4,625,239
6.00%, 10/07/2039 (3)	307,000	339,451
4.75%, 05/25/2047 (3)	5,575,000	5,345,521
Entergy Arkansas, Inc.
3.50%, 04/01/2026	307,000	312,910
Entergy Corp.
2.95%, 09/01/2026	310,000	298,108
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	614,355
3.12%, 09/01/2027	370,000	366,344
3.05%, 06/01/2031	440,000	420,657
4.00%, 03/15/2033	2,610,000	2,744,369
Entergy Mississippi, Inc.
2.85%, 06/01/2028	497,000	479,756
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000,000	11,598,957
Evergy, Inc.
4.85%, 06/01/2021	156,000	160,756
Eversource Energy
2.75%, 03/15/2022	8,563,000	8,561,202
Exelon Corp.
3.50%, 06/01/2022	10,180,000	10,286,798
4.95%, 06/15/2035	1,500,000	1,594,684
5.10%, 06/15/2045	3,635,000	4,064,126
Exelon Generation Co. LLC
5.20%, 10/01/2019	4,525,000	4,575,237
3.40%, 03/15/2022	1,180,000	1,196,603
4.25%, 06/15/2022	313,000	324,780
6.25%, 10/01/2039	300,000	333,419
5.75%, 10/01/2041	192,000	198,921
FirstEnergy Corp.
4.85%, 07/15/2047	263,000	282,569
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (3)	2,939,000	3,069,222
5.45%, 07/15/2044 (3)	5,397,000	6,106,852
4.55%, 04/01/2049 (3)	2,732,000	2,791,186
Florida Power & Light Co.
5.40%, 09/01/2035	700,000	824,070
5.95%, 02/01/2038	103,000	133,038
Fortis, Inc./Canada
2.10%, 10/04/2021	3,217,000	3,147,364
3.06%, 10/04/2026	3,700,000	3,541,840
Georgia Power Co.
4.30%, 03/15/2042	1,904,000	1,893,566
Hydro-Quebec
9.40%, 02/01/2021	186,000	208,307
8.40%, 01/15/2022	826,000	949,620
8.05%, 07/07/2024	638,000	802,606
Indiana Michigan Power Co.
3.20%, 03/15/2023	991,000	999,811
Israel Electric Corp. Ltd.
9.38%, 01/28/2020 (3)	4,648,000	4,884,630
ITC Holdings Corp.
2.70%, 11/15/2022	5,240,000	5,147,314
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (3)	740,000	770,904
6.15%, 06/01/2037	400,000	474,776
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	437,156	486,339
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	380,889
5.30%, 10/01/2041	1,032,000	1,207,270
4.20%, 03/15/2048	500,000	520,251
Kentucky Utilities Co.
4.38%, 10/01/2045	4,675,000	5,005,393
KeySpan Gas East Corp.
2.74%, 08/15/2026 (3)	538,000	515,341
Korea Gas Co.
4.25%, 11/02/2020 (3)	279,000	285,222
Massachusetts Electric Co.
4.00%, 08/15/2046 (3)	624,000	610,409
Mega Advance Investments Ltd.
5.00%, 05/12/2021 (3)	591,000	608,513
MidAmerican Energy Co.
3.50%, 10/15/2024	317,000	328,256
3.10%, 05/01/2027	696,000	700,290
4.25%, 07/15/2049	6,033,000	6,423,828
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (3)	9,900,000	10,162,848
Nevada Power Co.
3.70%, 05/01/2029	1,790,000	1,851,599
5.38%, 09/15/2040	261,000	300,326
5.45%, 05/15/2041	386,000	449,340
New England Power Co.
3.80%, 12/05/2047 (3)	6,995,000	6,772,565
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (3)	804,000	802,977
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/2020	15,940,000	16,058,146
3.55%, 05/01/2027	403,000	405,698
Niagara Mohawk Power Co.
3.51%, 10/01/2024 (3)	258,000	265,055
NiSource, Inc.
3.85%, 02/15/2023	283,000	288,858
6.25%, 12/15/2040	550,000	691,702
5.80%, 02/01/2042	4,625,000	5,333,723
3.95%, 03/30/2048	4,480,000	4,272,671
Northern States Power Co./MN
6.25%, 06/01/2036	458,000	595,388
4.13%, 05/15/2044	1,480,000	1,553,446
3.60%, 09/15/2047	2,395,000	2,344,138
Ohio Power Co.
4.15%, 04/01/2048	1,190,000	1,241,957
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	124,000	148,267
PECO Energy Co.
2.38%, 09/15/2022	578,000	572,968
4.15%, 10/01/2044	353,000	367,088
3.70%, 09/15/2047	2,120,000	2,076,547
3.90%, 03/01/2048	5,235,000	5,303,657
Pennsylvania Electric Co.
3.25%, 03/15/2028 (3)	2,386,000	2,304,776
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	290,687
Pinnacle West Capital Corp.
2.25%, 11/30/2020	3,954,000	3,912,115
PNM Resources, Inc.
3.25%, 03/09/2021	165,000	164,927
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	178,238
PPL Capital Funding, Inc.
4.00%, 09/15/2047	200,000	188,452
PPL Electric Utilities Co.
2.50%, 09/01/2022	178,000	176,026
4.13%, 06/15/2044	208,000	216,424
Progress Energy, Inc.
4.40%, 01/15/2021	390,000	399,394
3.15%, 04/01/2022	389,000	391,846
7.75%, 03/01/2031	6,236,000	8,492,161
PSEG Power LLC
5.13%, 04/15/2020	430,000	439,525
3.00%, 06/15/2021	2,310,000	2,299,621
4.15%, 09/15/2021	332,000	341,595
Public Service Co. of Colorado
3.55%, 06/15/2046	353,000	326,533
4.10%, 06/15/2048	2,515,000	2,652,603
Public Service Co. of Oklahoma
4.40%, 02/01/2021	203,000	208,449
6.63%, 11/15/2037	649,000	818,671
Public Service Electric & Gas Co.
3.15%, 08/15/2024	1,000,000	1,006,973
5.38%, 11/01/2039	117,000	139,805
3.60%, 12/01/2047	1,605,000	1,565,680

Puget Energy, Inc.
3.65%, 05/15/2025	1,200,000	1,193,190
RGS I&M Funding Co.
9.82%, 12/07/2022	85,737	96,223
San Diego Gas & Electric Co.
6.00%, 06/01/2026	213,000	240,534
5.35%, 05/15/2040	3,430,000	3,760,983
3.95%, 11/15/2041	310,000	288,084
Sempra Energy
4.05%, 12/01/2023	10,325,000	10,567,233
3.40%, 02/01/2028	2,086,000	2,013,832
6.00%, 10/15/2039	4,463,000	5,242,593
Southern California Edison Co.
1.85%, 02/01/2022	144,000	138,884
3.50%, 10/01/2023	328,000	326,288
3.65%, 03/01/2028	1,200,000	1,179,126
6.05%, 03/15/2039	253,000	293,190
3.90%, 12/01/2041	392,000	349,669
4.13%, 03/01/2048	3,838,000	3,678,930
4.88%, 03/01/2049	3,563,000	3,770,949
Southern Co.
3.25%, 07/01/2026	218,000	213,897
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	530,000	536,690
2.45%, 10/01/2023	230,000	223,595
3.25%, 06/15/2026	225,000	219,628
5.88%, 03/15/2041	1,210,000	1,439,828
4.40%, 06/01/2043	160,000	160,339
3.95%, 10/01/2046	282,000	265,006
Southern Power Co.
5.15%, 09/15/2041	746,000	776,310
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	477,494
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	378,074
Talent Yield Investments Ltd.
4.50%, 04/25/2022 (3)	715,000	733,561
Tampa Electric Co.
4.45%, 06/15/2049	2,500,000	2,585,486
Toledo Edison Co.
6.15%, 05/15/2037	680,000	836,771
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	357,592
Union Electric Co.
2.95%, 06/15/2027	715,000	707,186
3.65%, 04/15/2045	1,370,000	1,341,727
Virginia Electric & Power Co.
2.75%, 03/15/2023	159,000	158,712
3.45%, 02/15/2024	191,000	196,276
3.50%, 03/15/2027	4,955,000	5,049,565
3.80%, 04/01/2028	1,370,000	1,418,303
4.65%, 08/15/2043	3,500,000	3,822,967
4.45%, 02/15/2044	126,000	133,819
4.60%, 12/01/2048	1,705,000	1,885,742
WEC Energy Group, Inc.
3.55%, 06/15/2025	865,000	880,249
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,290,408
Wisconsin Electric Power Co.
3.10%, 06/01/2025	285,000	283,692
Xcel Energy, Inc.
2.40%, 03/15/2021	7,410,000	7,357,147
3.35%, 12/01/2026	5,105,000	5,114,781
6.50%, 07/01/2036	131,000	167,483
		419,795,273
Total Corporate Bonds (Cost $4,398,503,249)		4,459,944,741

Government Related - 19.79%
African Development Bank
8.80%, 09/01/2019	2,720,000	2,788,175
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	641,226
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	2,016,306
Atlanta Independent School System
5.56%, 03/01/2026	535,000	620,081
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,353,082
Caisse d'Amortissement de la Dette Sociale
2.00%, 03/22/2021 (3)	2,940,000	2,916,568
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	961,259
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,941,187
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,132,757
Clark County School District
5.51%, 06/15/2024	3,000,000	3,260,160
Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,027,500
4.00%, 02/26/2024	737,000	759,854
4.50%, 01/28/2026	1,192,000	1,256,368
7.38%, 09/18/2037	2,150,000	2,811,125
5.63%, 02/26/2044	200,000	225,440
5.00%, 06/15/2045	842,000	883,427
5.20%, 05/15/2049	2,748,000	2,956,298
Corp Andina de Fomento
3.25%, 02/11/2022	1,230,000	1,234,551
Corp. Andina de Fomento
2.00%, 05/10/2019	1,470,000	1,468,526
2.13%, 09/27/2021	4,945,000	4,837,496
4.38%, 06/15/2022	2,735,000	2,836,222
2.75%, 01/06/2023	1,125,000	1,110,915
County of Cuyahoga OH
9.13%, 10/01/2023 (9)	105,000	118,623
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875,000	1,007,300
Eaton Community City School District
5.39%, 08/25/2027	275,000	279,397
Export-Import Bank of India
3.88%, 02/01/2028 (3)	3,480,000	3,436,684
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,793,560
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,239,768
5.50%, 07/15/2036	1,135,000	1,515,486
Federal Home Loan Mortgage Co.
2.38%, 01/13/2022	9,656,000	9,690,487
6.25%, 07/15/2032	3,649,000	5,039,254
Federal National Mortgage Association
0.00%, 10/09/2019	730,000	720,630
2.38%, 01/19/2023	3,040,000	3,051,667
2.50%, 02/05/2024	3,495,000	3,529,419
2.63%, 09/06/2024	5,221,000	5,298,304
1.88%, 09/24/2026	845,000	807,973
6.25%, 05/15/2029 (10)	1,285,000	1,691,355
7.13%, 01/15/2030 (10)	1,500,000	2,106,847
6.63%, 11/15/2030 (10)	2,300,000	3,169,645
Finnvera OYJ
2.38%, 06/04/2025 (3)	600,000	591,456
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,375,000
Hashemite Kingdom of Jordan Government AID Bond
3.00%, 06/30/2025	2,695,000	2,768,952
Indonesia Government International Bond
5.88%, 01/15/2024 (3)	1,300,000	1,433,841
4.45%, 02/11/2024	1,130,000	1,177,548
4.13%, 01/15/2025 (3)	1,325,000	1,357,928
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	705,000	714,898
Israel Government AID Bond
0.00%, 11/01/2019 IO	345,000	339,868
0.00%, 09/15/2023	1,837,000	1,639,730
5.50%, 09/18/2023	4,475,000	5,075,498
0.00%, 11/01/2023 IO	413,000	367,396
0.00%, 08/15/2024	1,500,000	1,303,353
0.00%, 11/01/2024	1,000,000	863,165
0.00%, 11/01/2024 PO	17,739,000	15,311,685
0.00%, 11/15/2024	2,299,000	1,982,384
0.00%, 08/15/2025	2,500,000	2,103,793
0.00%, 11/15/2026	258,000	208,481
5.50%, 09/18/2033	619,000	801,863
Japan Bank for International Cooperation
3.38%, 10/31/2023	1,400,000	1,445,323
Japan Finance Organization for Municipalities
2.00%, 09/08/2020 (3)	1,600,000	1,585,373
2.13%, 04/13/2021 (3)	800,000	791,279
2.63%, 04/20/2022 (3)	6,000,000	5,990,632
3.25%, 04/24/2023 (3)	1,000,000	1,021,300
2.13%, 10/25/2023 (3)	3,400,000	3,312,298
Los Angeles Department of Power
6.60%, 07/01/2050	2,400,000	3,596,328
Mexico Government International Bond
3.60%, 01/30/2025	868,000	868,000
4.13%, 01/21/2026	1,014,000	1,035,294
3.75%, 01/11/2028	3,517,000	3,473,741
4.75%, 03/08/2044	450,000	441,900
5.55%, 01/21/2045	1,494,000	1,634,436
4.35%, 01/15/2047	42,000	39,270
4.60%, 02/10/2048	1,482,000	1,431,612
5.75%, 10/12/2110	588,000	601,818
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	95,000	95,626
3.75%, 07/01/2034	120,000	120,697
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	5,010,000	5,606,040
6.56%, 12/15/2040	1,425,000	1,840,601
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,558,930
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	324,173
New York State Urban Development Corp
5.84%, 03/15/2040	2,000,000	2,448,440
North American Development Bank
4.38%, 02/11/2020	2,500,000	2,534,964
2.40%, 10/26/2022	2,595,000	2,562,564
North Carolina Housing Finance Agency
3.00%, 01/01/2033	2,750,000	2,728,688
North Carolina State Education Assistance Authority
0.00% (3 Month LIBOR USD + 0.80%), 07/25/2036 (2)	8,600,000	8,681,614
Ohio State University
4.05%, 12/01/2056	406,000	422,009
4.80%, 06/01/2111	1,102,000	1,274,000
Panama Government International Bond
4.50%, 04/16/2050	1,610,000	1,680,840
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	243,770
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,630,503
5.65%, 11/01/2040	435,000	562,912
4.46%, 10/01/2062	2,065,000	2,313,481
Province of Alberta Canada
2.20%, 07/26/2022	1,170,000	1,154,435
3.30%, 03/15/2028	4,955,000	5,144,209
Province of Manitoba Canada
2.13%, 06/22/2026	400,000	382,916
Province of Ontario Canada
2.25%, 05/18/2022	1,590,000	1,577,729
3.40%, 10/17/2023	3,220,000	3,333,907
Province of Quebec Canada
2.75%, 04/12/2027	2,160,000	2,165,011
Qatar Government International Bond
3.38%, 03/14/2024 (3)	12,786,000	12,908,490
5.10%, 04/23/2048 (3)	3,140,000	3,438,300
4.82%, 03/14/2049 (3)	6,702,000	7,046,737
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	425,097
Residual Funding Co. Principal Strip
0.00%, 10/15/2019 PO	1,377,000	1,358,406
0.00%, 01/15/2021 PO	5,455,000	5,215,458
Resolution Funding Corp. Interest Strip
0.00%, 01/15/2026	1,460,000	1,217,554
0.00%, 10/15/2027	1,295,000	1,024,249
Rhode Island Housing & Mortgage Finance Co./RI
4.00%, 10/01/2023	4,000,000	4,096,720
Romanian Government International Bond
6.75%, 02/07/2022	250,000	273,105
5.13%, 06/15/2048 (3)	5,000,000	4,977,500
Saudi Government International Bond
2.88%, 03/04/2023 (3)	5,560,000	5,506,346
4.00%, 04/17/2025 (3)	3,200,000	3,276,128
5.25%, 01/16/2050 (3)	5,710,000	6,089,601
State of California
7.50%, 04/01/2034	5,540,000	7,997,821
7.30%, 10/01/2039	275,000	397,933
State of Illinois
5.00%, 10/01/2022	685,000	737,389
5.00%, 11/01/2022	10,340,000	11,147,864
5.10%, 06/01/2033	4,920,000	4,834,490
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,697,772
Tennessee Valley Authority
2.88%, 02/01/2027	600,000	608,151
7.13%, 05/01/2030	1,615,000	2,270,447
5.88%, 04/01/2036	1,831,000	2,456,216
5.50%, 06/15/2038	57,000	74,728
4.63%, 09/15/2060	1,308,000	1,677,103
4.25%, 09/15/2065	1,720,000	2,053,470
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,235,306
0.00%, 07/15/2028 IO	2,000,000	1,515,914
0.00%, 03/15/2032	1,514,000	1,006,966
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025 PO	1,847,000	1,536,746
0.00%, 06/15/2035 PO	258,000	151,306
Three Rivers Local School District
5.21%, 09/15/2027	285,000	295,853
Tokyo Metropolitan Government
2.00%, 05/17/2021 (3)	2,400,000	2,363,899
2.50%, 06/08/2022 (3)	5,000,000	4,961,990
3.25%, 06/01/2023 (3)	1,200,000	1,224,527
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	3,944,408
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2019 (11)	966,798	967,390
1.38%, 01/15/2020 (11)	345,711	348,587
0.13%, 01/15/2022 (11)	2,471,131	2,451,797
1.75%, 01/15/2028 (11)	720,906	796,514
3.63%, 04/15/2028 (11)	1,623,200	2,061,340
2.50%, 01/15/2029 (11)	484,197	574,116
U.S. Treasury Note/Bond
8.50%, 02/15/2020	4,750,000	4,999,746
3.50%, 05/15/2020	1,300,000	1,315,844
1.50%, 05/31/2020	2,375,000	2,350,786
2.63%, 08/15/2020	3,709,000	3,721,750
8.75%, 08/15/2020	6,304,000	6,841,810
1.38%, 08/31/2020	10,000,000	9,860,938
2.13%, 08/31/2020	2,032,000	2,025,571
1.38%, 10/31/2020	1,050,000	1,034,250
2.63%, 11/15/2020	4,596,000	4,616,826
1.63%, 11/30/2020	20,000,000	19,771,094
2.00%, 11/30/2020	1,000,000	994,570
1.38%, 01/31/2021	15,955,000	15,688,876
2.50%, 01/31/2021	5,279,000	5,298,384
1.13%, 02/28/2021	8,000,000	7,825,625
2.50%, 02/28/2021	14,030,000	14,086,449
2.25%, 03/31/2021	8,532,000	8,529,334
2.25%, 04/30/2021	1,800,000	1,799,086
2.63%, 05/15/2021	5,277,800	5,315,734
3.13%, 05/15/2021	4,592,000	4,671,284
8.13%, 05/15/2021	1,718,000	1,923,489
2.13%, 08/15/2021	2,805,000	2,796,344
2.00%, 10/31/2021	15,000,000	14,909,180
8.00%, 11/15/2021	4,414,000	5,052,995
1.50%, 01/31/2022	1,250,000	1,224,902
2.50%, 02/15/2022	10,501,000	10,580,988
1.75%, 02/28/2022	30,000,000	29,595,703
2.38%, 03/15/2022	11,809,000	11,864,355
1.75%, 03/31/2022	59,550,000	58,738,166
1.88%, 03/31/2022	52,200,000	51,696,351
1.88%, 04/30/2022	2,000,000	1,979,063
1.63%, 08/31/2022	23,919,000	23,446,226
1.75%, 09/30/2022	12,000,000	11,808,281
2.00%, 10/31/2022	664,000	658,916
2.13%, 12/31/2022	55,602,000	55,397,836
1.75%, 01/31/2023	12,000,000	11,790,469
2.00%, 02/15/2023	500,000	495,820
2.63%, 02/28/2023	31,103,000	31,565,900
2.50%, 03/31/2023	22,082,000	22,314,033
1.75%, 05/15/2023	17,221,000	16,896,088
2.75%, 05/31/2023	26,626,000	27,175,161
2.63%, 06/30/2023	22,753,000	23,117,403
2.75%, 07/31/2023	22,957,000	23,447,527
2.50%, 08/15/2023	9,000,000	9,100,898
1.38%, 08/31/2023	12,000,000	11,570,156
2.75%, 08/31/2023	20,436,000	20,882,239
2.88%, 09/30/2023	19,620,000	20,154,185
1.63%, 10/31/2023	25,000,000	24,342,774
2.88%, 10/31/2023	16,040,000	16,484,859
2.88%, 11/30/2023	14,713,000	15,134,275
2.63%, 12/31/2023	14,830,000	15,089,525
2.50%, 01/31/2024	19,330,000	19,564,074
2.75%, 02/15/2024	1,000,000	1,023,438
2.13%, 02/29/2024	10,842,000	10,783,131
2.38%, 02/29/2024	68,205,000	68,687,231
2.13%, 03/31/2024	39,731,000	39,529,241
2.50%, 05/15/2024	93,288,000	94,403,083
2.00%, 06/30/2024	543,000	536,191
2.38%, 08/15/2024	20,000,000	20,110,156
2.25%, 11/15/2024	20,529,000	20,497,725
2.00%, 02/15/2025	15,000,000	14,761,523
2.88%, 04/30/2025	840,000	867,825
2.13%, 05/15/2025	37,000,000	36,631,445
2.88%, 05/31/2025	5,392,000	5,570,399
2.00%, 08/15/2025	150,100	147,409
2.25%, 11/15/2025	146,311,000	145,722,326
1.63%, 02/15/2026	45,900	43,883
2.50%, 02/28/2026	40,971,000	41,457,531
2.00%, 11/15/2026	28,125,000	27,459,228
2.25%, 11/15/2027	34,875,000	34,535,786
5.50%, 08/15/2028	1,312,000	1,652,095
2.63%, 02/15/2029	127,552,000	130,033,284
4.75%, 02/15/2037	37,619,000	49,435,187
5.00%, 05/15/2037	8,604,000	11,647,329
3.50%, 02/15/2039	60,969,100	69,204,691
4.38%, 11/15/2039	7,900,000	10,056,762
4.63%, 02/15/2040	3,000,000	3,945,938
4.38%, 05/15/2040	7,600,000	9,687,031
3.88%, 08/15/2040	4,380,000	5,226,572
4.25%, 11/15/2040	4,500,000	5,647,676
4.75%, 02/15/2041	3,500,000	4,690,684
4.38%, 05/15/2041	1,500,000	1,916,777
2.75%, 08/15/2042	293,000	292,359
2.75%, 11/15/2042	1,200,000	1,196,578
3.13%, 02/15/2043	18,100,000	19,216,402
2.88%, 05/15/2043	167,950,000	170,882,565
3.63%, 08/15/2043	20,800,000	23,950,062
3.75%, 11/15/2043	48,150,000	56,566,846
3.63%, 02/15/2044	40,750,000	46,975,518
2.50%, 02/15/2045	64,350,000	60,850,969
2.88%, 08/15/2045	7,800,000	7,922,180
2.25%, 08/15/2046	29,200,000	26,099,781
3.00%, 05/15/2047	13,861,000	14,397,572
2.75%, 08/15/2047	16,887,000	16,686,467
2.75%, 11/15/2047	16,648,000	16,447,704
3.00%, 02/15/2048	31,978,000	33,165,933
3.13%, 05/15/2048	30,716,400	32,646,974
3.38%, 11/15/2048	40,103,000	44,735,210
3.00%, 02/15/2049	25,590,000	26,566,618
U.S. Treasury Strip Coupon
0.00%, 05/15/2020	21,005,000	20,453,740
0.00%, 08/15/2020	34,113,000	33,025,087
0.00%, 02/15/2021	14,550,000	13,933,693
0.00%, 05/15/2021	14,843,000	14,135,992
0.00%, 08/15/2021	9,469,000	8,962,677
0.00%, 11/15/2021	11,144,000	10,498,536
0.00%, 02/15/2022	33,917,000	31,765,416
0.00%, 05/15/2022	18,154,000	16,914,526
0.00%, 08/15/2022	8,510,000	7,878,157
0.00%, 11/15/2022	17,400,000	16,020,934
0.00%, 02/15/2023	61,562,000	56,357,710
0.00%, 05/15/2023	30,855,000	28,084,365
0.00%, 08/15/2023	22,550,000	20,401,178
0.00%, 11/15/2023	9,300,000	8,367,758
0.00%, 02/15/2024	6,124,000	5,478,506
0.00%, 05/15/2024	1,322,000	1,175,665
0.00%, 08/15/2024	1,834,000	1,621,143
0.00%, 11/15/2024	6,105,000	5,358,464
0.00%, 02/15/2025	799,000	696,586
0.00%, 05/15/2025	3,279,000	2,841,721
0.00%, 02/15/2026	1,000,000	849,686
0.00%, 05/15/2026	3,801,000	3,209,235
0.00%, 11/15/2026	10,222,000	8,510,170
0.00%, 02/15/2027	11,416,000	9,428,797
0.00%, 08/15/2027	4,314,000	3,513,061
0.00%, 11/15/2027	7,702,000	6,234,943
0.00%, 08/15/2030	2,210,000	1,655,492
0.00%, 11/15/2030	14,469,000	10,750,695
0.00%, 02/15/2031 (10)	16,390,000	12,098,709
0.00%, 05/15/2031	19,225,000	14,080,031
0.00%, 08/15/2031	16,262,000	11,817,648
0.00%, 11/15/2031	13,399,000	9,669,265
0.00%, 02/15/2032	20,909,000	14,977,852
0.00%, 08/15/2032	10,925,000	7,703,957
0.00%, 02/15/2033	10,000,000	6,949,320
0.00%, 05/15/2033	10,845,000	7,473,332
0.00%, 08/15/2033	4,212,000	2,883,920
0.00%, 11/15/2033	13,216,000	8,984,128
0.00%, 02/15/2034	17,759,000	11,968,177
0.00%, 05/15/2034	31,500,000	21,065,396
0.00%, 08/15/2034	6,895,000	4,575,708
0.00%, 11/15/2034	3,492,000	2,300,630
0.00%, 02/15/2035	1,824,000	1,191,666
0.00%, 05/15/2035	1,920,000	1,243,306
0.00%, 08/15/2035	175,000	112,566
0.00%, 05/15/2036	121,000	76,137
0.00%, 08/15/2041	1,225,000	650,320
U.S. Treasury Strip Principal
0.00%, 08/15/2019	400	396
0.00%, 08/15/2019	500,000	495,402
0.00%, 11/15/2041	10,300,000	5,505,106
University of Missouri
5.96%, 11/01/2039	3,445,000	4,305,320
University of Virginia
4.18%, 09/01/2117	1,540,000	1,592,406
Uruguay Government International Bond
5.10%, 06/18/2050	2,400,000	2,550,000
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	277,234
Westlake City School District
5.23%, 12/01/2026	430,000	448,907
Total Government Related (Cost $2,930,565,148)		3,008,030,383
Mortgage-Backed Obligations - 35.95%
20 Times Square Trust 2018-20TS
3.10%, 05/15/2035 (3)(4)	5,204,000	5,041,474
ACRC Holdings LLC
6.95% (1 Month LIBOR USD + 4.60%, 4.60% Floor), 12/22/2021 (2)(12)	6,515,000	6,515,000
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	2,353,289	2,350,842
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	618,762	648,698
Alternative Loan Trust 2004-8CB
2.76% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2034 (2)	1,555,672	1,552,092
Alternative Loan Trust 2005-1CB
4.61% (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035 IO (2)(5)	181,642	23,533
Alternative Loan Trust 2005-20CB
2.26% (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035 IO (2)(5)	604,049	54,694
Alternative Loan Trust 2005-22T1
2.58% (-1 x 1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035 IO (2)(5)	698,011	75,276
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	257,430	246,957
6.00%, 08/25/2035	8,604	6,159
Alternative Loan Trust 2005-37T1
2.56% (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035 IO (2)(5)	2,264,247	253,040
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	13,924	13,898
Alternative Loan Trust 2005-54CB
2.36% (-1 x 1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035 IO (2)(5)	981,948	103,973
5.50%, 11/25/2035	3,406	3,355
5.50%, 11/25/2035	248,548	232,359
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	105,822	102,894
Alternative Loan Trust 2005-J1
2.61% (-1 x 1 Month LIBOR USD + 5.10%, 5.10% Cap), 02/25/2035 IO (2)(5)	68,608	971
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	73,795	57,476
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	8,681	8,680
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	55,580	54,549
Alternative Loan Trust 2006-J5
4.31%, 07/25/2021 (4)	22,043	21,085
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (3)(4)	5,574	5,758
Antler Mortgage Trust 2018-RTL1
4.34%, 07/25/2022 (3)(12)	13,580,000	13,577,284
ASG Resecuritization Trust 2011-1
6.00%, 09/30/2036 (3)	213,163	154,903
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/17/2049 (3)	9,100,000	8,879,397
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/12/2030 (3)	809,000	817,530
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/16/2046 (3)(4)	1,200,000	1,127,692
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 12/27/2045 (3)	4,000,000	3,269,816
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/28/2045 (3)	6,300,000	5,155,495
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	729	728
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	1,230	1,096
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	5,507	5,505
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	11,906	11,466
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	3,332	3,234
5.50%, 03/25/2035	7,928	7,861
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	18,577	18,089
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	40,664	38,121
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	17,787	17,677
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	38,594	36,057
Banc of America Alternative Loan Trust 2007-1
5.46%, 04/25/2022 (4)	33,155	32,645
Banc of America Commercial Mortgage Trust 2006-5
0.31%, 09/10/2047 IO (3)(4)	164,772	8
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	29,702	25,499
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	2,347,581	2,497,334
Banc of America Funding 2004-C Trust
4.96%, 12/20/2034 (4)	53,092	53,266
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	29,200	27,890
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	28,502	24,062
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	9,693	7,375
Banc of America Funding 2005-C Trust
2.73% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035 (2)	2,520,963	2,488,966
Banc of America Funding 2005-E Trust
4.71%, 03/20/2035 (4)	29,951	30,193
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	16,845	13,371
Banc of America Merrill Lynch Commercial Mortgage, Inc.
0.03%, 10/10/2045 IO (3)(4)	140,371	1
Banc of America Mortgage 2003-C Trust
4.86%, 04/25/2033 (4)	12,171	12,402
Banc of America Mortgage 2004-J Trust
4.87%, 11/25/2034 (4)	48,264	48,534
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	100	92
6.50%, 09/25/2032	22,667	23,474
BANK 2017-BNK4
3.63%, 05/17/2050	6,790,000	6,990,856
BANK 2017-BNK8
3.49%, 11/17/2050	12,745,000	13,022,437
BANK 2017-BNK9
3.54%, 11/17/2054	6,100,000	6,251,223
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051	20,000,000	21,257,868
BB-UBS Trust
2.89%, 06/05/2030 (3)	568,000	565,034
BB-UBS Trust 2012-SHOW
3.43%, 11/07/2036 (3)	4,602,000	4,678,668
BCAP LLC 2009-RR5 Trust
5.50%, 11/28/2034 (3)(4)	105,457	108,125
BCAP LLC 2010-RR7 Trust
4.32%, 07/26/2045 (3)(4)	561,712	559,354
Bear Stearns ALT-A Trust 2005-2
2.99% (1 Month LIBOR USD + 0.50%, 0.25% Floor, 11.50% Cap), 03/25/2035 (2)	6,612	6,615
Bear Stearns ALT-A Trust 2005-7
3.03% (1 Month LIBOR USD + 0.54%, 0.27% Floor, 11.50% Cap), 08/25/2035 (2)	1,111,208	1,109,872
Bear Stearns ARM Trust 2003-2
4.71%, 01/25/2033 (3)(4)	114,029	116,690
Bear Stearns ARM Trust 2003-7
4.20%, 10/25/2033 (4)	9,955	9,962
Bear Stearns ARM Trust 2004-2
4.44%, 05/25/2034 (4)	62,288	61,889
Bear Stearns ARM Trust 2006-1
4.91% (1 Year CMT Rate + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036 (2)	215,854	217,729
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	25,210	25,254
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.27%, 12/11/2038 IO (3)(4)	638,111	1,660
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.01%, 01/12/2045 IO (3)(4)	12,184,179	5,549
Bellemeade Re 2018-1 Ltd.
4.09% (1 Month LIBOR USD + 1.60%), 04/25/2028 (2) (3)	4,420,000	4,437,912
3.44% (1 Month LIBOR USD + 0.95%), 08/25/2028 (2) (3)	3,045,921	3,047,486
3.84% (1 Month LIBOR USD + 1.35%), 08/25/2028 (2) (3)	1,200,000	1,200,352
4.09% (1 Month LIBOR USD + 1.60%), 08/25/2028 (2) (3)	1,350,000	1,348,456
3.69% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 10/25/2028 (2) (3)	2,220,000	2,218,624
4.34% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2028 (2) (3)	3,360,000	3,374,581
CD 2006-CD3 Mortgage Trust
0.54%, 10/15/2048 IO (3)(4)	2,787,562	24,866
CD 2007-CD4 Commercial Mortgage Trust
0.61%, 12/11/2049 IO (3)(4)	78,090	821
Chase Mortgage Finance Trust Series 2006-A1
4.27%, 09/25/2036 (4)	144,556	137,950
Chase Mortgage Finance Trust Series 2007-A1
4.26%, 02/25/2037 (4)	12,595	12,693
4.48%, 02/25/2037 (4)	92,795	95,438
4.51%, 02/25/2037 (4)	56,571	56,384
4.62%, 02/25/2037 (4)	47,129	47,916
Chase Mortgage Finance Trust Series 2007-A2
4.26%, 06/25/2035 (4)	43,165	43,410
4.51%, 06/25/2035 (4)	63,575	64,853
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	12,718	11,724
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	30,317	31,010
5.75%, 04/25/2034	20,655	21,053
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	153,289	154,949
CHL Mortgage Pass-Through Trust 2004-7
4.08%, 06/25/2034 (4)	8,850	9,142
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	1,522	1,534
CHL Mortgage Pass-Through Trust 2004-HYB1
4.17%, 05/20/2034 (4)	12,661	12,716
CHL Mortgage Pass-Through Trust 2004-HYB3
3.62%, 06/20/2034 (4)	89,049	89,735
CHL Mortgage Pass-Through Trust 2004-HYB6
4.27%, 11/21/2034 (4)	42,137	42,583
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	24,395	21,884
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	12,305	11,690
CHL Mortgage Pass-Through Trust 2005-22
4.05%, 11/25/2035 (4)	178,072	156,350
CIM Trust 2017-8
3.00%, 12/25/2065 (3)(4)	9,952,824	9,855,500
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	4,127	4,245
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	61,362	61,153
Citigroup Commercial Mortgage Trust
2.94%, 05/12/2049	10,100,000	10,011,923
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/12/2047	3,953,470	4,109,132
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	3,735,656	3,854,245
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/12/2047	12,300,000	12,496,814
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	9,956,624
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/12/2058	717,000	746,795
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/12/2049	13,750,000	13,754,234
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049 (4)	2,783,000	2,892,640
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050	16,000,000	16,338,816
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/16/2050	21,000,000	21,102,215
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051	22,000,000	22,880,726
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 12/25/2019 PO	146	126
7.00%, 06/25/2033 (1)	17,217	17,422
4.74%, 09/25/2033 (4)	70,925	71,740
Citigroup Mortgage Loan Trust 2009-10
4.35%, 09/25/2033 (3)(4)	247,402	251,557
7.00%, 12/25/2035 (3)(4)	16,782	16,798
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (3)(4)	452,974	475,870
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068 (3)(4)	2,264,427	2,278,463
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033 PO	4,867	4,562
7.00%, 09/25/2033	3,565	3,592
0.00%, 10/25/2033 PO	4,684	4,100
5.25%, 10/25/2033	26,453	26,936
4.17%, 08/25/2034 (4)	27,883	27,287
3.53%, 03/25/2035 (4)	25,364	21,709
5.50%, 05/25/2035	122,649	126,280
4.01%, 08/25/2035 (4)(9)	75,784	61,624
6.00%, 10/25/2035	2,832,521	2,879,611
5.50%, 11/25/2035	4,956	4,951
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.71%, 08/17/2048 IO (4)	666,554	10,411
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/17/2045	3,783,014	3,819,993
COMM 2012-CCRE2 Mortgage Trust
1.65%, 08/17/2045 IO (4)	2,769,220	124,702
3.15%, 08/17/2045	9,614,464	9,722,198
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (3)	516,000	544,647
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,294,881
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/12/2050	8,100,000	8,563,023
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/15/2046	9,777,000	10,103,101
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/12/2046	1,890,942	1,910,390
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/12/2045	3,553,729	3,714,559
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035 (3)(4)	708,000	710,659
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/12/2047	1,799,555	1,797,299
COMM 2014-CCRE16 Mortgage Trust
4.05%, 04/12/2047	2,535,000	2,657,032
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/12/2047	17,769,300	18,496,029
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/13/2047	12,000,000	12,203,644
COMM 2014-TWC Mortgage Trust
3.35% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 02/13/2032 (2) (3)	3,250,000	3,250,003
4.10% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 02/13/2032 (2) (3)	1,000,000	1,000,000
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	9,077,181	9,071,978
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048	770,833	797,606
3.43%, 08/10/2055	7,500,000	7,667,988
COMM 2015-CCRE25 Mortgage Trust
3.76%, 08/10/2048	2,437,000	2,530,529
3.51%, 08/12/2048	13,200,000	13,527,931
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048	4,039,090	4,200,906
COMM 2018-HOME Mortgage Trust
3.82%, 04/12/2033 (3)(4)	8,245,000	8,571,202
Commercial Mortgage Pass Through Certificates
3.76%, 02/12/2049	4,205,375	4,365,998
Commercial Mortgage Trust 2006-GG7
5.61%, 07/10/2038 (4)	84,431	84,909
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.01%, 01/15/2049 IO (3)(4)	1,976,256	5
Credit Suisse First Boston Mortgage Securities Co.
0.00%, 08/25/2019 PO	3	4
5.25%, 08/25/2019	9,738	9,193
6.71%, 02/25/2033 (4)	77,573	81,938
4.28%, 06/25/2033 (4)	26,656	26,720
5.25%, 07/25/2033	2,047,102	2,067,558
5.25%, 09/25/2033	63,612	65,845
0.00%, 10/25/2033 PO	47,202	39,865
5.25%, 11/25/2033	82,932	84,588
5.25%, 11/25/2033	41,993	42,922
5.75%, 11/25/2033	257,462	263,898
4.50%, 03/25/2034 (4)	1,471,933	1,497,805
5.50%, 09/25/2034	57,736	61,010
5.50%, 12/25/2034	101,378	105,935
0.00%, 10/25/2035 PO	19,185	15,152
5.50%, 10/25/2035 IO	210,132	2,561
0.00%, 11/25/2035 PO	8,986	6,346
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/18/2048	7,500,000	7,686,930
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/18/2049	1,882,000	1,920,977
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050	15,525,000	15,427,287
CSMC 2014-USA OA LLC
4.37%, 09/15/2037 (3)	3,000,000	2,881,332
CSMC 2018-RPL7 Trust
4.00%, 08/26/2058 (3)	3,727,640	3,731,187
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057 (3)(4)	14,660,406	14,888,044
CSMC Series 2010-17R
4.47%, 06/26/2036 (3)(4)	45,702	45,955
CSMCM 2018-RPL4 Trust
3.75%, 04/25/2058 IO (3)	4,239,075	4,276,246
CSMCM 2018-RPL9 Trust
3.91%, 09/25/2057 (3) (12)	3,618,716	3,517,823
DBJPM 16-C1 Mortgage Trust
3.02%, 05/12/2049	15,000,000	14,962,858
DBUBS 2011-LC2 Mortgage Trust
1.05%, 07/10/2044 IO (3)(4)	2,310,496	40,812
Deephaven Residential Mortgage Trust 2017-1
3.49%, 12/26/2046 (3)(4)	530,095	530,366
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.33%, 02/25/2020 (4)	17,881	17,827
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3
3.39%, 06/25/2020 (4)	39,563	38,785
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034 (1)	258	262
Eagle RE 2018-1 Ltd.
4.19% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/27/2028 (2) (3)	4,400,000	4,416,145
Fannie Mae
4.00%, 04/15/2025 (6)	4,425,000	4,558,277
5.00%, 05/15/2041 (6)	17,840,000	18,838,970
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039 (4)	76,882	83,010
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	122,979	138,372
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	127,746	146,815
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	35,328	39,909
Fannie Mae Grantor Trust 2004-T2
4.57%, 07/25/2043 (4)	143,382	150,864
7.50%, 11/25/2043	237,405	271,240
Fannie Mae Grantor Trust 2004-T3
10.74%, 01/25/2044 (4)	28,818	34,136
6.50%, 02/25/2044	351,851	395,984
7.00%, 02/25/2044	148,110	169,454
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027	6,538,811	6,480,997
Fannie Mae Interest Strip
4.50%, 11/01/2020 IO	323	6
7.50%, 04/01/2023 IO	702	80
9.00%, 03/01/2024	568	631
0.00%, 09/01/2024 PO	56,716	53,546
0.00%, 01/01/2033 PO	9,837	8,858
5.00%, 12/01/2033 IO (4)	13,312	2,468
5.50%, 05/01/2036 IO	51,146	11,549
5.50%, 08/01/2036 IO	33,601	6,889
5.50%, 04/25/2037 IO	15,393	2,600
6.00%, 01/01/2038 IO	33,442	6,705
2.99% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/01/2042 (2)	753,751	757,790
3.04% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/01/2042 (2)	1,891,083	1,906,567
Fannie Mae Pool
5.00%, 04/01/2019	74	75
5.00%, 04/01/2019	18	18
2.19%, 05/01/2019	892,074	890,168
4.50%, 05/01/2019	107	109
4.50%, 06/01/2019	713	725
1.94%, 07/01/2019	1,222,859	1,219,495
5.50%, 07/01/2019	1,398	1,396
5.50%, 08/01/2019	1,949	1,947
5.00%, 09/01/2019	85	87
5.50%, 09/01/2019	3,607	3,609
5.00%, 10/01/2019	188	192
6.00%, 10/01/2019	151	151
4.50%, 11/01/2019	2,307	2,348
4.50%, 11/01/2019	128	130
4.50%, 11/01/2019	1,505	1,532
4.48%, 12/01/2019	654,494	659,952
4.50%, 12/01/2019	689	701
4.28%, 01/01/2020	88,549	89,240
5.50%, 01/01/2020	3,184	3,186
4.37%, 02/01/2020	477,470	482,166
4.40%, 02/01/2020	556,228	562,474
5.50%, 03/01/2020	174	174
6.00%, 03/01/2020	989	992
4.00%, 04/01/2020	99	100
4.38%, 04/01/2020	1,317,464	1,337,561
2.01%, 06/01/2020	9,288,000	9,206,663
5.50%, 06/01/2020	65	65
5.50%, 06/01/2020	1,505	1,510
3.74%, 07/01/2020	528,013	534,653
3.93%, 07/01/2020	1,386,373	1,406,987
4.07%, 07/01/2020	2,944,966	2,993,445
5.50%, 07/01/2020	148	148
3.96%, 08/01/2020	926,272	941,610
6.50%, 08/01/2020	471	472
3.59%, 10/01/2020	930,014	938,278
3.92%, 10/01/2020	656,281	668,416
2.00%, 12/01/2020	1,548,000	1,532,402
3.54%, 12/01/2020	281,304	285,032
3.62%, 12/01/2020	845,930	860,139
3.70%, 12/01/2020	350,512	356,663
3.83%, 12/01/2020	839,429	855,952
3.56%, 01/01/2021	1,023,202	1,037,668
3.87%, 01/01/2021	1,119,413	1,143,946
4.05%, 01/01/2021	482,000	494,210
4.28%, 01/01/2021	497,906	512,295
4.33%, 02/01/2021	470,004	484,718
6.00%, 03/01/2021	8,108	8,244
8.00%, 03/01/2021	26	26
4.25%, 04/01/2021	1,032,000	1,059,870
4.25%, 04/01/2021	784,000	810,348
4.30%, 04/01/2021	282,842	292,411
4.33%, 04/01/2021	682,381	700,241
6.00%, 04/01/2021	2,639	2,670
6.00%, 04/01/2021	3,751	3,779
4.36%, 05/01/2021	1,437,959	1,490,551
3.97%, 06/01/2021	598,632	615,482
4.02%, 06/01/2021	691,000	711,779
4.10%, 06/01/2021	640,994	660,732
4.19%, 06/01/2021	517,659	534,450
4.26%, 06/01/2021	610,868	629,024
4.30%, 06/01/2021	1,188,519	1,226,777
4.34%, 06/01/2021	1,858,000	1,914,466
3.86%, 07/01/2021	899,572	925,487
3.94%, 07/01/2021	1,032,000	1,062,524
3.99%, 07/01/2021	231,716	238,570
4.06%, 07/01/2021	957,293	987,453
4.26%, 07/01/2021	2,165,565	2,242,349
4.31%, 07/01/2021	692,760	716,879
6.00%, 07/01/2021	610	611
4.05%, 08/01/2021	161,645	166,868
4.13%, 08/01/2021	734,747	759,450
4.50%, 08/01/2021	2,838,000	2,958,948
6.00%, 08/01/2021	15,193	15,400
3.85%, 09/01/2021	811,865	837,121
3.92%, 09/01/2021	619,751	638,315
3.95%, 09/01/2021	960,664	988,534
3.40%, 10/01/2021	327,642	334,682
3.43%, 11/01/2021	937,545	959,431
5.00%, 11/01/2021	7,365	7,532
3.03%, 12/01/2021	889,155	901,454
3.31%, 12/01/2021	362,472	370,087
3.42%, 12/01/2021	4,868,008	4,987,473
3.83%, 12/01/2021	1,548,000	1,603,159
6.00%, 12/01/2021	7,515	7,629
2.97%, 01/01/2022	713,778	723,008
3.03%, 01/01/2022	797,230	808,463
3.09%, 01/01/2022	1,248,228	1,268,273
3.20%, 01/01/2022	796,941	811,039
3.06%, 02/01/2022	863,000	876,151
3.14%, 02/01/2022	447,887	455,271
2.75%, 03/01/2022	162,572	163,746
3.08%, 03/01/2022	391,928	397,917
3.14%, 03/01/2022	279,122	283,861
3.21%, 03/01/2022	310,000	316,197
3.30% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 100.00% Cap), 03/01/2022 (2)	887,778	887,708
2.70%, 04/01/2022	1,478,057	1,483,448
3.08%, 04/01/2022	956,753	972,481
6.50%, 04/01/2022	10,211	10,383
2.77%, 05/01/2022	1,595,255	1,605,243
2.86%, 05/01/2022	1,354,737	1,366,589
2.94%, 05/01/2022	992,300	1,004,706
3.02%, 05/01/2022	629,965	639,328
3.12%, 05/01/2022	905,849	921,899
6.50%, 05/01/2022	2,587	2,857
2.60%, 06/01/2022	793,889	796,151
2.76%, 06/01/2022	1,605,000	1,611,027
2.67%, 07/01/2022	624,000	626,487
2.69%, 07/01/2022	951,772	953,263
2.71%, 07/01/2022	970,581	975,398
2.82%, 07/01/2022	1,022,878	1,031,189
2.65%, 08/01/2022	1,032,000	1,035,697
4.03%, 09/01/2022	1,167,489	1,222,988
2.39%, 10/01/2022	611,775	610,388
2.64%, 10/01/2022	640,727	642,762
2.37%, 11/01/2022	452,222	450,934
2.38%, 11/01/2022	822,518	820,453
2.41%, 11/01/2022	568,395	567,532
2.44%, 11/01/2022	780,323	779,912
2.45%, 11/01/2022	1,401,000	1,400,995
2.47%, 11/01/2022	516,000	516,376
2.55%, 11/01/2022	1,192,169	1,195,911
2.55%, 11/01/2022	380,819	382,015
7.50%, 11/01/2022	658	662
2.28%, 12/01/2022	976,999	971,247
2.32%, 12/01/2022	359,335	357,709
2.34%, 12/01/2022	2,253,370	2,240,154
2.38%, 12/01/2022	473,583	472,410
2.39%, 12/01/2022	1,004,832	1,002,669
2.42%, 12/01/2022	1,115,596	1,114,350
6.50%, 12/01/2022	8,865	9,790
2.33%, 01/01/2023	1,631,776	1,625,021
2.34%, 01/01/2023	1,302,433	1,297,494
2.37%, 01/01/2023	1,042,047	1,037,795
2.45%, 01/01/2023	698,688	698,703
2.60%, 01/01/2023	735,190	739,023
2.85% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 100.00% Cap), 01/01/2023 (2)	2,737,202	2,736,585
2.45%, 02/01/2023	1,290,000	1,290,535
6.00%, 02/01/2023	116,356	120,113
2.49%, 03/01/2023	765,376	766,601
2.50%, 04/01/2023	1,445,000	1,448,451
2.64%, 04/01/2023	339,140	339,992
2.71%, 04/01/2023	577,771	580,556
2.52%, 05/01/2023	3,302,000	3,302,269
2.54%, 05/01/2023	305,582	306,763
5.00%, 05/01/2023	9,238	9,461
2.42%, 06/01/2023	855,203	853,641
2.77%, 06/01/2023	1,479,192	1,489,856
2.77%, 06/01/2023	917,674	924,948
2.64%, 07/01/2023	413,000	414,237
3.67%, 07/01/2023	4,850,000	5,066,402
3.74%, 07/01/2023	547,392	574,916
3.59%, 08/01/2023	1,135,000	1,189,595
3.38%, 12/01/2023	2,450,250	2,531,691
3.50%, 12/01/2023	2,225,753	2,311,736
3.45%, 01/01/2024	1,740,328	1,803,629
6.00%, 01/01/2024	97,635	101,202
6.00%, 01/01/2024	34,888	36,327
7.00%, 01/01/2024	298	320
6.50%, 02/01/2024	47,269	49,577
10.00%, 02/01/2024	111	111
3.76%, 03/01/2024	1,265,000	1,331,016
8.00%, 05/01/2024	290	307
6.00%, 07/01/2024	24,691	25,806
6.50%, 07/01/2024	20,863	23,042
8.50%, 07/01/2024	938	1,016
5.00%, 08/01/2024	35,586	36,554
2.99% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024 (2)	3,536,803	3,517,932
7.50%, 10/01/2024	395	418
2.90%, 12/01/2024	2,000,000	2,032,220
2.92%, 12/01/2024	1,000,000	1,016,886
3.08%, 12/01/2024	1,888,645	1,934,659
3.11%, 12/01/2024	2,500,000	2,567,088
2.93%, 01/01/2025	1,900,320	1,932,876
3.64%, 01/01/2025	546,211	572,611
3.07%, 02/01/2025	4,995,000	5,087,815
2.70%, 04/01/2025	4,915,693	4,921,349
2.81%, 04/01/2025	1,400,000	1,409,290
6.50%, 04/01/2025	2,715	2,998
2.68%, 05/01/2025	1,866,465	1,875,412
8.50%, 05/01/2025	62	62
5.50%, 07/01/2025	50,349	53,735
3.10%, 09/01/2025	4,962,911	5,087,632
3.77%, 12/01/2025	3,486,128	3,700,512
3.50%, 01/01/2026	289,669	297,041
7.00%, 04/01/2026	4,788	4,910
3.50%, 04/15/2026 (6)	10,290,000	10,526,379
6.00%, 07/01/2026	31,221	33,654
3.29%, 08/01/2026	1,500,000	1,553,166
3.29%, 08/01/2026	3,000,000	3,107,304
4.55%, 08/01/2026	922,229	1,003,257
4.76%, 08/01/2026	1,002,870	1,108,311
4.77%, 08/01/2026	638,000	705,234
6.50%, 08/01/2026	54,815	60,540
3.25%, 09/01/2026	1,487,212	1,535,940
3.68%, 09/01/2026	3,451,000	3,644,059
2.29%, 10/01/2026	10,271,063	10,006,934
3.24%, 10/01/2026	1,845,881	1,903,410
3.12%, 11/01/2026	978,208	999,598
3.14%, 12/01/2026	1,844,764	1,891,717
3.24%, 12/01/2026	1,500,000	1,544,435
3.26%, 12/01/2026	962,328	994,621
4.66%, 12/01/2026	1,091,488	1,183,524
3.25%, 02/01/2027	5,782,477	5,951,612
3.34%, 02/01/2027	1,500,000	1,551,119
2.91%, 03/01/2027	10,000,000	10,100,094
3.13%, 03/01/2027	6,835,000	6,971,139
3.50%, 03/01/2027	1,886,862	1,933,797
3.66%, 03/01/2027	2,325,022	2,466,989
8.00%, 03/01/2027	6,251	6,778
3.00%, 04/01/2027	562,548	569,827
3.03%, 04/01/2027	1,500,000	1,522,342
2.79%, 05/01/2027	2,000,000	1,995,860
2.81%, 05/01/2027	1,970,629	1,976,858
2.83%, 05/01/2027	8,000,000	7,986,722
3.00%, 05/01/2027	3,388,276	3,432,217
3.00%, 06/01/2027	2,000,000	2,021,206
8.00%, 06/01/2027	5,139	5,580
3.50%, 07/01/2027	2,527,950	2,589,891
6.00%, 07/01/2027	41,218	44,431
2.50%, 09/01/2027	478,790	478,579
2.74% (11th District Cost of Funds Index + 1.25%, 0.97% Floor, 12.68% Cap), 09/01/2027 (2)	3,655	3,676
7.00%, 09/01/2027	709	793
6.00%, 11/01/2027	18,951	20,428
2.50%, 12/01/2027	1,029,224	1,028,770
2.91%, 12/01/2027	9,400,000	9,401,031
6.00%, 12/01/2027	57,773	62,276
3.08%, 01/01/2028	8,000,000	8,101,093
3.10%, 01/01/2028	6,750,000	6,845,622
6.00%, 01/01/2028	98,328	105,993
2.50%, 03/01/2028	3,687,084	3,685,464
2.50%, 04/01/2028	4,375,794	4,373,869
3.61%, 04/01/2028	3,012,945	3,158,262
2.50%, 04/15/2028 (6)	20,885,000	20,762,761
5.00%, 05/01/2028	20,493	21,650
2.97%, 06/01/2028	3,126,154	3,139,890
3.57%, 06/01/2028	8,361,000	8,767,960
3.59%, 06/01/2028	8,000,000	8,402,378
8.00%, 06/01/2028	3,648	3,950
3.57%, 07/01/2028	9,938,397	10,413,275
9.50%, 07/01/2028	324	326
2.57%, 08/01/2028	5,400,000	5,240,091
2.64%, 08/01/2028	3,398,841	3,315,026
3.00%, 08/01/2028	1,419,574	1,434,919
3.53%, 08/01/2028	4,700,000	4,912,545
2.58%, 09/01/2028	3,830,000	3,715,616
2.59%, 09/01/2028	7,552,000	7,328,771
3.00%, 09/01/2028	2,162,135	2,185,448
8.00%, 09/01/2028	10,103	11,246
2.50%, 10/01/2028	523,928	523,697
2.55%, 10/01/2028	9,300,000	9,002,053
2.62%, 10/01/2028	9,511,005	9,293,544
6.00%, 10/01/2028	74,239	80,025
8.00%, 11/01/2028	24,330	27,654
2.69%, 12/01/2028	4,567,000	4,449,507
3.00%, 12/01/2028	827,750	836,698
3.81%, 12/01/2028	7,000,000	7,484,267
6.00%, 12/01/2028	2,654	2,861
6.00%, 01/01/2029	3,690	4,070
7.00%, 01/01/2029	5,877	6,313
3.22%, 02/01/2029	9,000,000	9,196,468
3.28%, 02/01/2029	8,200,000	8,419,523
3.21%, 03/01/2029	10,000,000	10,233,013
3.30%, 03/01/2029	4,000,000	4,103,293
3.32%, 03/01/2029	2,907,028	2,992,841
4.03% (11th District Cost of Funds Index + 1.25%, 3.63% Floor, 13.50% Cap), 03/01/2029 (2)	2,653	2,693
6.50%, 03/01/2029	14,923	16,406
3.26%, 04/01/2029	13,520,000	13,823,669
3.34%, 04/01/2029	5,045,153	5,202,455
3.20%, 06/01/2029	3,500,000	3,561,207
2.99%, 07/01/2029	9,527,000	9,515,939
3.02%, 07/01/2029	8,200,000	8,211,699
2.99%, 08/01/2029	7,240,000	7,232,397
4.50%, 08/01/2029	165,873	173,239
3.09%, 09/01/2029	7,484,000	7,515,987
4.50%, 09/01/2029	191,664	200,172
6.00%, 09/01/2029	50,836	54,799
2.90%, 10/01/2029	3,496,406	3,468,878
3.63%, 10/01/2029	1,403,676	1,485,090
6.50%, 11/01/2029	503,173	562,161
3.50%, 12/01/2029	3,889,335	3,979,427
3.23%, 01/01/2030	7,590,000	7,674,663
3.23%, 01/01/2030	4,556,671	4,635,786
4.50%, 01/01/2030	297,754	311,080
3.55%, 02/01/2030	1,500,000	1,562,253
2.50%, 04/01/2030	2,318,690	2,309,105
3.03%, 04/01/2030	3,500,000	3,471,863
3.08%, 04/01/2030	1,968,558	1,978,591
2.50%, 05/01/2030	2,811,592	2,798,229
2.92%, 05/01/2030	4,000,000	3,924,831
2.94%, 05/01/2030	2,500,000	2,460,395
3.00%, 05/01/2030	2,205,102	2,226,277
3.50%, 05/01/2030	714,678	731,233
2.96%, 06/01/2030	1,921,645	1,913,602
3.13%, 06/01/2030	1,000,000	1,000,951
3.20%, 06/01/2030	1,000,000	1,015,056
3.30%, 07/01/2030	1,005,000	1,022,124
3.34%, 07/01/2030	1,500,000	1,531,818
3.56%, 07/01/2030	8,484,000	8,837,224
3.68%, 07/01/2030	3,355,000	3,531,886
3.82%, 07/01/2030	8,317,000	8,862,131
3.85%, 07/01/2030	13,900,000	14,919,444
3.39%, 09/01/2030	1,881,815	1,941,134
3.26%, 10/01/2030	4,937,617	5,038,403
3.50%, 12/01/2030	2,244,613	2,299,727
3.00%, 02/01/2031	9,938,922	10,034,133
5.00%, 04/01/2031	134,830	144,229
2.00%, 08/01/2031	2,971,093	2,894,918
6.50%, 08/01/2031	10,986	12,506
2.50%, 11/01/2031	3,720,184	3,702,494
4.00%, 11/01/2031	5,060,505	5,261,059
6.50%, 02/01/2032	61,478	68,463
3.00%, 04/01/2032	139,184	140,521
3.32%, 04/01/2032	6,122,193	6,237,077
3.00%, 05/01/2032	878,629	887,074
3.00%, 06/01/2032	875,052	883,476
7.00%, 06/01/2032	5,081	5,327
3.00%, 07/01/2032	316,919	319,965
3.50%, 07/01/2032	140,847	144,880
7.00%, 08/01/2032	1,201	1,213
3.22%, 09/01/2032	6,000,000	5,970,398
3.50%, 11/01/2032	978,593	1,003,629
5.50%, 11/01/2032	54,801	60,231
3.50%, 12/01/2032	344,251	351,790
3.50%, 12/01/2032	14,800,258	15,173,732
5.00%, 12/01/2032	631	640
6.00%, 12/01/2032	24,306	26,501
6.00%, 12/01/2032	154,885	170,993
3.19%, 01/01/2033	4,810,893	4,929,775
3.50%, 02/01/2033	768,487	786,470
3.50%, 02/01/2033	601,876	615,055
5.50%, 02/01/2033	1,938	2,106
7.00%, 02/01/2033	1,477	1,539
3.00%, 03/01/2033	9,674,874	9,764,147
3.50%, 03/01/2033	3,445,710	3,529,495
5.50%, 03/01/2033	80,114	88,779
6.00%, 03/01/2033	7,385	8,015
6.00%, 03/01/2033	4,279	4,643
6.00%, 03/01/2033	3,991	4,330
6.00%, 03/01/2033	2,273	2,451
6.00%, 03/01/2033	5,130	5,662
3.00%, 04/01/2033	9,631,101	9,719,970
5.50%, 04/01/2033	54,589	59,529
6.00%, 05/01/2033	21,518	24,113
3.50%, 06/01/2033	236,136	241,299
4.00%, 06/01/2033	1,713,733	1,776,429
5.00%, 06/01/2033	16,017	17,282
7.00%, 06/01/2033	93,131	107,940
3.72%, 07/01/2033	11,178,000	11,720,113
5.00%, 07/01/2033	19,340	20,879
5.00%, 07/01/2033	15,693	16,934
5.50%, 07/01/2033	13,958	15,348
4.28% (12 Month LIBOR USD + 1.60%, 9.24% Cap), 08/01/2033 (2)	28,878	30,028
6.00%, 08/01/2033	6,105	6,654
4.24% (6 Month LIBOR USD + 1.41%, 9.20% Cap), 09/01/2033 (2)	46,796	48,080
4.69% (12 Month LIBOR USD + 1.81%, 9.13% Cap), 09/01/2033 (2)	12,638	13,312
5.50%, 09/01/2033	211,402	227,698
6.00%, 09/01/2033	10,407	11,402
6.00%, 09/01/2033	14,384	15,545
3.50%, 10/01/2033	10,976,978	11,291,328
4.50%, 10/01/2033	4,845,063	5,122,024
4.39% (12 Month LIBOR USD + 1.51%, 10.26% Cap), 11/01/2033 (2)	35,660	37,254
4.50%, 11/01/2033	17,584	18,581
5.00%, 11/01/2033	3,593,836	3,867,072
5.00%, 11/01/2033	5,294	5,697
5.00%, 11/01/2033	45,534	48,999
5.50%, 11/01/2033	3,670	4,004
4.00%, 12/01/2033	54,413	56,052
5.50%, 12/01/2033	83,864	94,040
4.00%, 01/01/2034	2,472,358	2,548,475
4.61% (12 Month LIBOR USD + 1.67%, 8.87% Cap), 01/01/2034 (2)	11,868	12,393
5.50%, 01/01/2034	7,841	8,783
5.50%, 03/01/2034	8,143	8,863
5.00%, 04/01/2034	103,820	113,076
5.00%, 05/01/2034	35,255	38,306
4.29% (1 Year CMT Rate + 2.30%, 9.22% Cap), 06/01/2034 (2)	37,673	39,772
4.48% (1 Year CMT Rate + 2.05%, 9.32% Cap), 07/01/2034 (2)	2,769	2,813
4.07% (6 Month LIBOR USD + 1.20%, 10.34% Cap), 08/01/2034 (2)	33,701	34,450
4.39% (12 Month LIBOR USD + 1.64%, 9.94% Cap), 08/01/2034 (2)	17,303	18,039
4.50% (12 Month LIBOR USD + 1.75%, 10.00% Cap), 08/01/2034 (2)	8,344	8,731
4.38% (12 Month LIBOR USD + 1.63%, 10.94% Cap), 09/01/2034 (2)	2,384	2,496
4.50%, 09/01/2034	30,418	32,095
5.50%, 09/01/2034	18,984	20,864
4.24% (12 Month LIBOR USD + 1.48%, 10.08% Cap), 10/01/2034 (2)	13,546	13,988
4.63% (1 Year CMT Rate + 2.38%, 10.15% Cap), 10/01/2034 (2)	35,538	37,575
5.50%, 10/01/2034	31,943	33,308
3.57%, 11/01/2034	1,348,127	1,395,339
3.61%, 11/01/2034	1,391,228	1,455,045
4.47% (1 Year CMT Rate + 2.00%, 9.13% Cap), 11/01/2034 (2)	6,137	6,454
4.57% (12 Month LIBOR USD + 1.70%, 9.75% Cap), 11/01/2034 (2)	11,345	11,926
6.00%, 11/01/2034	5,131	5,663
5.00%, 12/01/2034	28,697	30,884
4.15% (6 Month LIBOR USD + 1.51%, 10.84% Cap), 01/01/2035 (2)	205,459	211,962
4.63% (12 Month LIBOR USD + 1.50%, 10.36% Cap), 01/01/2035 (2)	10,289	10,698
5.00%, 01/01/2035	21,684	23,004
7.50%, 01/01/2035	40,921	47,786
4.41% (6 Month LIBOR USD + 1.54%, 10.93% Cap), 02/01/2035 (2)	8,897	9,183
5.00%, 02/01/2035	3,070,566	3,303,453
5.00%, 02/01/2035	603,521	649,354
5.50%, 02/01/2035	64,900	71,403
4.09% (12 Month LIBOR USD + 1.53%, 9.88% Cap), 03/01/2035 (2)	42,217	43,943
7.50%, 03/01/2035	46,193	53,917
3.45%, 04/01/2035	1,876,896	1,921,153
4.39% (1 Year CMT Rate + 2.21%, 9.57% Cap), 04/01/2035 (2)	39,582	41,579
6.00%, 04/01/2035	96,178	106,817
3.93% (12 Month LIBOR USD + 1.35%, 10.09% Cap), 05/01/2035 (2)	23,400	24,068
4.12% (12 Month LIBOR USD + 1.60%, 10.89% Cap), 05/01/2035 (2)	6,020	6,260
3.12%, 06/01/2035	3,400,000	3,344,482
5.00%, 06/01/2035	551,198	593,027
4.22% (1 Year CMT Rate + 1.83%, 10.16% Cap), 07/01/2035 (2)	14,702	15,341
5.00%, 07/01/2035	2,631,717	2,831,709
5.00%, 07/01/2035	2,991,979	3,218,812
5.00%, 07/01/2035	16,501	17,741
4.14% (12 Month LIBOR USD + 1.39%, 11.01% Cap), 08/01/2035 (2)	2,013	2,066
4.36% (12 Month LIBOR USD + 1.55%, 10.40% Cap), 09/01/2035 (2)	21,344	22,379
5.00%, 09/01/2035	59,776	65,081
4.48% (1 Year CMT Rate + 2.47%, 10.48% Cap), 10/01/2035 (2)	49,264	51,797
5.00%, 10/01/2035	273,450	294,294
5.00%, 11/01/2035	623,848	671,524
5.50%, 12/01/2035	26,748	28,340
4.29% (12 Month US Treasury Average + 1.99%, 8.60% Cap), 01/01/2036 (2)	102,946	106,768
4.64% (1 Year CMT Rate + 2.23%, 9.68% Cap), 01/01/2036 (2)	32,995	34,658
5.00%, 01/01/2036	51,037	54,935
5.38% (12 Month LIBOR USD + 2.25%, 10.13% Cap), 01/01/2036 (2)	3,504	3,528
6.50%, 01/01/2036	297,204	335,312
5.00%, 02/01/2036	40,813	44,130
5.05% (6 Month LIBOR USD + 2.50%, 10.93% Cap), 02/01/2036 (2)	8,438	8,860
6.00%, 02/01/2036	4,927	5,329
7.00%, 02/01/2036	47,826	54,912
3.19%, 03/01/2036	2,655,409	2,691,952
5.21% (6 Month LIBOR USD + 2.50%, 11.29% Cap), 03/01/2036 (2)	304,677	325,145
7.00%, 03/01/2036	2,117	2,353
5.50%, 04/01/2036	72,909	80,192
6.50%, 04/01/2036	1,001	1,006
4.21% (12 Month LIBOR USD + 1.83%, 11.11% Cap), 05/01/2036 (2)	19,206	20,184
5.50%, 05/01/2036	61,814	67,994
5.50%, 05/01/2036	97,287	106,739
4.17% (12 Month LIBOR USD + 1.55%, 11.17% Cap), 06/01/2036 (2)	7,775	8,081
4.55% (12 Month LIBOR USD + 1.84%, 11.21% Cap), 06/01/2036 (2)	151,535	159,477
4.61% (12 Month LIBOR USD + 1.94%, 10.50% Cap), 06/01/2036 (2)	35,027	36,947
4.52% (12 Month LIBOR USD + 1.77%, 11.04% Cap), 07/01/2036 (2)	43,690	45,663
6.50%, 07/01/2036	5,044	5,662
4.27% (1 Year CMT Rate + 2.12%, 10.47% Cap), 08/01/2036 (2)	27,031	28,333
4.50% (12 Month LIBOR USD + 1.88%, 11.53% Cap), 08/01/2036 (2)	17,673	17,872
4.61% (12 Month LIBOR USD + 1.86%, 10.78% Cap), 08/01/2036 (2)	60,055	63,372
6.50%, 08/01/2036	184,037	207,674
3.93% (6 Month LIBOR USD + 1.28%, 12.90% Cap), 09/01/2036 (2)	147,122	150,800
4.10% (6 Month LIBOR USD + 1.60%, 10.33% Cap), 09/01/2036 (2)	33,832	35,062
4.38% (12 Month LIBOR USD + 1.63%, 11.28% Cap), 09/01/2036 (2)	48,398	50,252
4.50% (12 Month LIBOR USD + 1.75%, 11.12% Cap), 09/01/2036 (2)	130,084	136,478
4.70% (12 Month LIBOR USD + 1.82%, 10.97% Cap), 09/01/2036 (2)	37,707	39,622
6.00%, 09/01/2036	360,407	397,687
4.59% (12 Month LIBOR USD + 1.77%, 11.62% Cap), 10/01/2036 (2)	29,771	31,046
4.83% (12 Month LIBOR USD + 2.08%, 11.40% Cap), 10/01/2036 (2)	67,820	71,865
4.84% (12 Month LIBOR USD + 2.08%, 10.67% Cap), 10/01/2036 (2)	74,934	79,047
6.50%, 10/01/2036	40,487	46,132
3.00%, 11/01/2036	7,789,569	7,868,289
4.73% (12 Month LIBOR USD + 1.86%, 12.47% Cap), 11/01/2036 (2)	7,070	7,414
5.06% (12 Month LIBOR USD + 2.21%, 10.48% Cap), 11/01/2036 (2)	18,475	19,531
5.50%, 11/01/2036	23,837	26,217
6.00%, 11/01/2036	58,313	64,328
2.50%, 12/01/2036	4,718,730	4,630,125
4.64% (12 Month LIBOR USD + 1.77%, 11.04% Cap), 12/01/2036 (2)	103,399	108,486
4.81% (12 Month LIBOR USD + 1.94%, 10.71% Cap), 12/01/2036 (2)	22,887	24,018
7.00%, 12/01/2036	7,687	8,369
4.19% (6 Month LIBOR USD + 1.43%, 12.56% Cap), 01/01/2037 (2)	59,112	60,921
4.97% (12 Month LIBOR USD + 1.93%, 10.86% Cap), 01/01/2037 (2)	33,218	35,119
6.50%, 01/01/2037	98,637	111,415
4.37% (6 Month LIBOR USD + 1.49%, 12.61% Cap), 02/01/2037 (2)	56,011	57,713
4.87% (6 Month LIBOR USD + 2.03%, 10.71% Cap), 02/01/2037 (2)	52,112	54,895
5.50%, 03/01/2037	474,708	521,975
6.00%, 03/01/2037	83,686	91,406
7.00%, 03/01/2037	7,272	7,756
4.02% (12 Month LIBOR USD + 1.72%, 10.77% Cap), 04/01/2037 (2)	115,997	121,261
5.50%, 04/01/2037	156,401	170,491
7.00%, 04/01/2037	9,704	10,684
4.00%, 05/01/2037	12,522,913	13,002,005
5.50%, 05/01/2037	218,017	239,568
6.50%, 05/01/2037	8,245	8,363
7.50%, 05/01/2037	35,003	41,671
4.10% (6 Month LIBOR USD + 1.29%, 12.11% Cap), 07/01/2037 (2)	73,957	75,822
4.22% (12 Month LIBOR USD + 1.47%, 10.72% Cap), 07/01/2037 (2)	8,203	8,529
4.39% (12 Month LIBOR USD + 1.65%, 11.03% Cap), 07/01/2037 (2)	156,368	163,573
4.61% (12 Month LIBOR USD + 1.80%, 10.21% Cap), 07/01/2037 (2)	35,189	37,124
5.00%, 07/01/2037	766,615	824,952
5.10% (12 Month LIBOR USD + 2.37%, 11.21% Cap), 08/01/2037 (2)	60,041	63,801
6.50%, 08/01/2037	32,887	36,479
6.50%, 08/01/2037	29,975	34,319
4.21% (12 Month LIBOR USD + 1.46%, 10.82% Cap), 09/01/2037 (2)	37,773	39,481
4.53% (12 Month LIBOR USD + 1.78%, 11.21% Cap), 09/01/2037 (2)	10,205	10,367
4.56% (1 Year CMT Rate + 2.32%, 11.02% Cap), 09/01/2037 (2)	15,293	16,161
4.64% (12 Month LIBOR USD + 1.89%, 12.04% Cap), 09/01/2037 (2)	29,561	30,690
6.00%, 09/01/2037	81,580	90,007
7.00%, 09/01/2037	45,317	51,426
4.00%, 10/01/2037	2,434,952	2,527,135
6.50%, 10/01/2037	72,652	83,100
7.50%, 10/01/2037	168,860	200,759
4.17% (12 Month LIBOR USD + 1.40%, 11.19% Cap), 11/01/2037 (2)	116,487	120,686
4.33% (1 Year CMT Rate + 2.08%, 10.57% Cap), 11/01/2037 (2)	67,201	70,341
7.50%, 11/01/2037	54,128	62,729
8.00%, 11/01/2037	9,582	10,505
4.72% (1 Year CMT Rate + 2.24%, 10.70% Cap), 12/01/2037 (2)	117,109	123,360
4.91% (12 Month LIBOR USD + 1.79%, 10.19% Cap), 01/01/2038 (2)	18,280	18,843
5.50%, 01/01/2038	140,702	154,484
8.00%, 01/01/2038	4,249	4,724
6.00%, 04/01/2038	26,284	28,334
5.50%, 05/01/2038	20,808	21,749
6.00%, 05/01/2038	241,371	264,553
5.50%, 06/01/2038	985,932	1,061,184
5.50%, 06/01/2038	137,840	151,489
5.50%, 06/01/2038	1,832	1,994
3.50%, 09/01/2038	3,790,228	3,867,278
5.50%, 09/01/2038	838,556	922,451
7.00%, 09/01/2038	54,061	65,384
6.50%, 10/01/2038	87,750	100,361
6.50%, 10/01/2038	341,852	391,598
7.00%, 10/01/2038	96,399	114,116
6.00%, 11/01/2038	64,394	72,128
7.00%, 11/01/2038	67,287	79,628
7.50%, 11/01/2038	43,931	52,432
7.00%, 12/01/2038	166,677	200,698
5.00%, 01/01/2039	2,396,832	2,575,373
7.00%, 01/01/2039	292,104	339,467
7.50%, 04/01/2039	161,264	189,495
5.50%, 06/01/2039	18,635	19,555
5.00%, 09/01/2039	125,123	134,932
5.50%, 09/01/2039	96,017	103,048
4.50%, 11/01/2039	27,101	28,641
5.50%, 12/01/2039	83,235	89,213
6.00%, 12/01/2039	1,186,575	1,310,003
5.50%, 01/01/2040	658,498	722,388
5.00%, 04/01/2040	307,579	331,797
4.00%, 07/01/2040	5,522,171	5,726,514
4.00%, 08/01/2040	190,680	197,778
4.50%, 08/01/2040	4,017,697	4,247,747
4.50%, 08/01/2040	4,058,952	4,290,246
5.00%, 08/01/2040	681,627	735,305
5.00%, 08/01/2040	336,483	362,981
4.00%, 09/01/2040	1,418,905	1,471,826
4.00%, 10/01/2040	1,628,620	1,689,334
6.00%, 10/01/2040	1,622,177	1,790,471
3.50%, 12/01/2040	123,472	126,137
4.00%, 12/01/2040	293,615	304,566
4.00%, 12/01/2040	1,428,363	1,481,625
4.50%, 12/01/2040	5,872,585	6,209,009
4.50%, 12/01/2040	1,733,057	1,832,356
4.00%, 01/01/2041	270,077	280,145
4.00%, 01/01/2041	1,139,676	1,182,184
4.00%, 01/01/2041	1,947,574	2,020,200
4.00%, 01/01/2041	1,745,080	1,810,151
4.00%, 01/01/2041	1,924,058	1,995,804
4.00%, 01/01/2041	836,005	867,191
4.00%, 01/01/2041	565,878	586,979
3.50%, 02/01/2041	10,332,801	10,555,850
4.00%, 02/01/2041	1,596,356	1,656,891
4.00%, 02/01/2041	2,590,507	2,687,128
4.00%, 02/01/2041	63,259	65,617
4.00%, 03/01/2041	8,469,977	8,806,349
4.50%, 03/01/2041	1,281,465	1,354,882
4.50%, 04/01/2041	1,113,131	1,176,913
3.50%, 04/15/2041 (6)	7,605,000	7,710,460
4.00%, 04/15/2041 (6)	17,285,000	17,780,593
4.50%, 04/15/2041 (6)	8,740,000	9,106,457
4.50%, 05/01/2041	7,001,358	7,402,522
4.50%, 05/01/2041	1,788,530	1,890,979
5.00%, 05/01/2041	138,969	150,231
4.50%, 07/01/2041	418,525	441,991
6.00%, 07/01/2041	4,183,019	4,618,589
4.50%, 08/01/2041	2,597,313	2,740,521
4.00%, 09/01/2041	300,785	312,005
4.00%, 10/01/2041	693,127	718,986
4.00%, 10/01/2041	1,228,714	1,274,487
3.50%, 11/01/2041	441,293	450,821
3.50%, 11/01/2041	4,250,855	4,342,635
3.50%, 12/01/2041	8,151,523	8,327,515
3.50%, 12/01/2041	824,252	842,048
3.50%, 12/01/2041	315,026	321,818
4.00%, 12/01/2041	2,462,601	2,554,465
4.00%, 12/01/2041	1,632,527	1,693,431
4.00%, 01/01/2042	3,461,648	3,590,748
4.50%, 01/01/2042	856,834	911,724
4.50%, 01/01/2042	2,739,473	2,896,342
3.50%, 02/01/2042	520,410	531,646
3.50%, 02/01/2042	279,924	285,966
4.00%, 03/01/2042	165,742	169,835
3.50%, 04/01/2042	323,209	330,179
3.00%, 05/01/2042	619,922	620,437
3.50%, 05/01/2042	8,649,197	8,835,947
5.00%, 05/01/2042	2,408,350	2,596,727
3.50%, 06/01/2042	1,925,934	1,967,519
3.50%, 07/01/2042	21,030,318	21,484,361
3.50%, 07/01/2042	1,317,634	1,346,085
3.50%, 07/01/2042	4,406,063	4,501,213
4.00%, 07/01/2042	803,113	831,032
4.00%, 07/01/2042	498,059	515,333
4.00%, 07/01/2042	421,462	435,992
4.00%, 07/01/2042	498,902	516,319
3.50%, 08/01/2042	796,079	813,268
4.00%, 08/01/2042	6,506,221	6,748,869
3.50%, 09/01/2042	1,015,009	1,038,183
3.50%, 09/01/2042	732,160	747,964
3.50%, 09/01/2042	1,030,545	1,050,535
3.50%, 09/01/2042	5,866,653	5,993,330
3.00%, 10/01/2042	5,664,522	5,669,230
3.50%, 10/01/2042	450,721	460,944
3.50%, 10/01/2042	757,420	773,568
3.50%, 10/01/2042	512,416	523,478
3.50%, 10/01/2042	1,439,658	1,470,744
3.00%, 11/01/2042	2,243,276	2,245,140
3.50%, 11/01/2042	3,118,464	3,185,804
3.50%, 11/01/2042	8,106,378	8,281,428
4.50%, 11/01/2042	9,379,346	9,912,857
3.00%, 12/01/2042	1,314,719	1,315,812
3.00%, 12/01/2042	125,963	126,068
4.00%, 12/01/2042	539,087	559,195
2.50%, 01/01/2043	2,769,615	2,703,829
3.00%, 01/01/2043	1,956,742	1,958,369
3.00%, 01/01/2043	1,150,979	1,151,936
3.00%, 01/01/2043	1,828,574	1,830,094
3.00%, 01/01/2043	1,598,850	1,600,161
3.50%, 01/01/2043	841,553	857,857
3.50%, 01/01/2043	1,171,613	1,196,908
2.50%, 02/01/2043	1,230,309	1,201,086
3.00%, 02/01/2043	913,012	913,775
3.50%, 02/01/2043	70,855	72,385
3.50%, 02/01/2043	75,600	77,232
3.50%, 03/01/2043	603,571	615,303
3.50%, 03/01/2043	4,785,050	4,887,784
3.50%, 03/01/2043	1,680,515	1,716,796
3.00%, 04/01/2043	3,149,503	3,152,121
3.00%, 04/01/2043	1,366,378	1,367,514
3.50%, 04/01/2043	2,088,046	2,131,246
3.50%, 04/01/2043	5,131,418	5,242,203
4.00%, 04/01/2043	7,142,513	7,498,398
3.00%, 05/01/2043	134,268	134,380
3.00%, 05/01/2043	11,736,599	11,746,357
3.00%, 05/01/2043	403,974	404,310
3.50%, 05/01/2043	91,465	93,546
3.50%, 05/01/2043	1,659,691	1,692,031
3.50%, 05/01/2043	774,681	789,747
3.50%, 05/01/2043	2,155,382	2,197,264
3.00%, 05/15/2043 (6)	11,060,000	11,001,676
3.00%, 06/01/2043	102,392	102,477
3.00%, 06/01/2043	290,929	291,171
3.00%, 06/01/2043	2,827,010	2,829,360
3.00%, 06/01/2043	8,029,285	8,035,961
3.00%, 06/01/2043	764,152	764,787
3.50%, 06/01/2043	1,943,722	1,981,477
3.00%, 07/01/2043	90,391	90,467
3.00%, 07/01/2043	1,709,028	1,710,450
3.00%, 07/01/2043	422,023	422,374
3.00%, 07/01/2043	453,029	453,406
3.00%, 07/01/2043	8,575,650	8,587,028
3.50%, 07/01/2043	10,287,345	10,507,591
4.00%, 07/01/2043	1,122,925	1,161,951
3.00%, 08/01/2043	4,219,369	4,222,876
3.00%, 08/01/2043	1,016,596	1,017,441
5.00%, 09/01/2043	1,316,378	1,417,316
2.50%, 10/01/2043	2,499,015	2,439,654
3.00%, 10/01/2043	105,276	105,363
4.00%, 11/01/2043	4,239,041	4,391,862
4.00%, 12/01/2043	183,833	190,423
4.00%, 12/01/2043	1,875,327	1,959,168
3.00%, 02/01/2044	7,793,805	7,800,284
4.00%, 06/01/2044	5,577,751	5,785,511
4.00%, 07/01/2044	2,859,406	2,975,455
4.00%, 08/01/2044	7,682,904	7,959,564
4.00%, 09/01/2044	1,632,454	1,688,848
4.00%, 01/01/2045	11,385,652	11,774,369
3.50%, 02/01/2045	8,842,439	9,033,253
3.00%, 04/01/2045	9,058,311	9,051,816
3.50%, 04/01/2045	14,941,606	15,204,101
3.50%, 06/01/2045	11,779,166	11,986,116
3.50%, 06/01/2045	3,255,123	3,312,315
4.00%, 07/01/2045	8,820,634	9,153,551
3.50%, 11/01/2045	3,515,406	3,577,170
3.50%, 12/01/2045	845,853	859,101
4.00%, 12/01/2045	1,707,609	1,765,905
4.00%, 12/01/2045	7,781,553	8,047,203
3.50%, 01/01/2046	11,848,391	12,056,565
4.00%, 01/01/2046	4,782,456	4,945,722
4.50%, 02/01/2046	9,813,868	10,374,080
2.50%, 05/01/2046	1,588,523	1,544,372
3.50%, 05/01/2046	99,014	101,014
3.50%, 06/01/2046	4,438,848	4,528,314
3.50%, 06/01/2046	7,069,014	7,211,593
3.50%, 06/01/2046	1,576,054	1,607,894
2.50%, 07/01/2046	3,256,710	3,166,193
3.00%, 07/01/2046	6,996,720	6,976,535
3.50%, 07/01/2046	3,606,460	3,679,197
3.50%, 07/01/2046	256,732	261,910
4.00%, 08/01/2046	8,115,576	8,388,882
3.00%, 09/01/2046	7,850,383	7,827,735
3.00%, 09/01/2046	11,031,283	10,999,459
3.50%, 09/01/2046	3,215,020	3,267,709
2.50%, 10/01/2046	1,180,386	1,147,576
3.00%, 10/01/2046	2,356,916	2,350,117
3.50%, 10/01/2046	645,784	658,809
3.00%, 11/01/2046	10,806,440	10,772,023
3.00%, 11/01/2046	8,414,077	8,389,803
3.00%, 11/01/2046	5,298,010	5,276,271
3.50%, 11/01/2046	1,123,797	1,144,795
3.50%, 11/01/2046	16,039,147	16,320,912
3.50%, 12/01/2046	4,300,478	4,370,720
3.50%, 12/01/2046	8,201,787	8,367,214
3.00%, 01/01/2047	12,408,960	12,373,161
3.50%, 01/01/2047	5,818,422	5,913,178
4.00%, 02/01/2047	13,263,124	13,708,297
3.50%, 03/01/2047	673,947	684,820
3.50%, 03/01/2047	8,774,550	8,951,576
3.50%, 03/01/2047	10,522,348	10,734,634
4.00%, 03/01/2047	9,593,908	10,013,711
3.50%, 04/01/2047	8,769,759	8,946,692
3.50%, 04/01/2047	2,410,442	2,457,380
3.50%, 06/01/2047	856,175	871,947
4.00%, 06/01/2047	3,544,544	3,691,277
4.50%, 08/01/2047	2,204,601	2,307,467
3.50%, 09/01/2047	26,339,658	26,755,344
4.00%, 11/01/2047	715,633	739,655
4.00%, 12/01/2047	5,982,061	6,181,327
4.00%, 01/01/2048	35,227,253	36,404,745
4.00%, 01/01/2048	8,628,860	9,005,654
4.00%, 01/01/2048	8,667,026	8,957,287
4.00%, 01/01/2048	4,013,466	4,148,624
5.00%, 01/01/2048	1,599,692	1,690,952
3.50%, 02/01/2048	25,668,855	26,072,302
4.00%, 02/01/2048	578,169	600,952
4.00%, 03/01/2048	4,698,691	4,856,063
4.00%, 03/01/2048	10,627,086	11,117,965
4.00%, 04/01/2048	8,012,767	8,294,678
4.00%, 04/01/2048	4,389,073	4,531,759
4.50%, 05/01/2048	7,114,781	7,505,750
5.00%, 05/01/2048	5,779,063	6,109,661
4.50%, 06/01/2048	12,961,058	13,555,957
4.00%, 07/01/2048	1,299,782	1,340,306
4.50%, 07/01/2048	774,407	828,603
4.50%, 07/01/2048	579,096	617,664
4.50%, 07/01/2048	497,420	533,762
4.50%, 08/01/2048	2,275,964	2,426,850
4.50%, 08/01/2048	842,653	901,625
4.50%, 08/01/2048	9,909,940	10,367,254
5.00%, 08/01/2048	2,204,753	2,348,338
4.00%, 09/01/2048	13,002,418	13,401,149
4.50%, 09/01/2048	601,482	643,567
4.50%, 09/01/2048	705,295	756,822
4.50%, 09/01/2048	3,508,454	3,668,745
4.50%, 09/01/2048	548,549	586,941
4.50%, 09/01/2048	9,221,330	9,642,658
5.00%, 09/01/2048	8,506,500	8,995,770
6.00%, 11/01/2048	41,540	43,387
4.00%, 12/01/2048	20,179,325	20,783,621
5.00%, 01/01/2049	6,293,831	6,667,029
4.00%, 03/01/2049	12,613,143	13,044,993
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	667,320
Fannie Mae REMIC Trust 2003-W1
5.36%, 12/25/2042 (4)	110,205	117,265
5.88%, 12/25/2042 (4)	29,547	32,043
Fannie Mae REMIC Trust 2003-W4
6.50%, 10/25/2042 (4)	15,115	16,946

Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	688,326	751,936
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	90,396	103,392
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	156,796	178,815
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	126,174	142,918
Fannie Mae REMIC Trust 2007-W1
6.33%, 08/25/2047 (4)	16,097	17,527
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	31,884	34,966
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	32,495	28,771
Fannie Mae REMIC Trust 2007-W7
24.27% (-6 x 1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037 (2)(5)	22,881	36,853
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	602,559	675,987
Fannie Mae REMICS
8.00%, 07/25/2019	96	96
8.00%, 10/25/2019	61	61
4.00%, 11/25/2019	7	7
8.50%, 11/25/2019	119	120
9.00%, 11/25/2019	34	34
9.40%, 11/25/2019	76	77
7.50%, 12/25/2019	200	201
8.50%, 01/25/2020	42	42
8.80%, 01/25/2020	32	32
7.00%, 05/25/2020	28	29
5.50%, 06/25/2020	24	24
9.50%, 06/25/2020	73	75
7.00%, 07/25/2020	322	325
5.50%, 08/25/2020	50	50
6.50%, 08/25/2020	801	812
505.00%, 08/25/2020	1	3
1118.04%, 08/25/2020 IO	1	3
6.50%, 09/25/2020	277	281
7.00%, 09/25/2020	84	85
9.00%, 10/25/2020	299	304
17.87% (-2 x 1 Month LIBOR USD + 21.60%, 4.50% Floor, 21.60% Cap), 11/25/2020 (2)(5)	68	75
652.15%, 12/25/2020 IO	4	16
7.00%, 01/25/2021	132	134
5.00%, 03/25/2021	147	148
7.00%, 03/25/2021	4,409	4,471
13.33% (-2 x 1 Month LIBOR USD + 17.68%, 17.68% Cap), 05/25/2021 (2)(5)	89	94
8.50%, 06/25/2021	102	106
8.75%, 06/25/2021	382	394
825.53% (-1178 x 10 Year CMT Rate + 7,635.94%, 264.79% Floor, 559.17% Cap), 06/25/2021 (2)	1	5
6.50%, 07/25/2021	488	502
6.50%, 09/25/2021	38,529	39,436
12.61% (-1 x 1 Month LIBOR USD + 15.10%, 5.00% Floor, 15.10% Cap), 09/25/2021 (2)(5)	27	28
8.75%, 10/25/2021	635	648
22.80% (-3 x 7 Year CMT Rate + 30.01%, 29.59% Cap), 12/25/2021 (2)(5)	50	58
6.00%, 02/25/2022	38,585	39,495
6.50%, 02/25/2022	7,031	7,210
0.00%, 03/25/2022 PO	14,996	14,520
7.50%, 06/25/2022	65	69
7.00%, 07/25/2022	543	557
7.50%, 07/25/2022	6,534	6,844
8.00%, 07/25/2022	8,244	8,735
8.00%, 07/25/2022	368	384
1184.78%, 07/25/2022 IO	2	28
6.00%, 08/25/2022	1,444	1,496
6.50%, 08/25/2022	1,697	1,768
2.51% (1 Month LIBOR USD + 0.02%, 0.02% Floor, 9.32% Cap), 09/25/2022 (2)	634	634
5.50%, 09/25/2022	853	875
6.00%, 09/25/2022	56,435	58,034
7.50%, 09/25/2022	4,484	4,667
7.75%, 09/25/2022	2,874	3,044
8.00%, 09/25/2022	9,106	9,648
0.00%, 10/25/2022 PO	963	927
1.83% (11th District Cost of Funds Index + 0.70%, 0.70% Floor, 10.00% Cap), 10/25/2022 (2)	562	566
7.00%, 10/25/2022	1,491	1,562
7.50%, 10/25/2022	5,177	5,453
7.90%, 01/25/2023	5,154	5,498
6.50%, 02/25/2023	2,379	2,484
7.00%, 02/25/2023	23,780	25,108
15.50% (-7 x 1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023 (2)(5)	856	1,051
5.50%, 03/25/2023	101,111	103,875
6.50%, 03/25/2023	1,766	1,857
7.00%, 03/25/2023	15,809	16,553
7.50%, 03/25/2023	5,698	6,041
7.70%, 03/25/2023	2,256	2,392
0.00%, 04/25/2023 PO	989	946
5.50%, 04/25/2023	189,762	196,096
5.50%, 04/25/2023	6,191	6,381
6.00% (-3 x 1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023 (2)(5)	3,656	3,908
7.00%, 04/25/2023	5,005	5,231
16.33% (-2 x 7 Year CMT Rate + 22.30%, 21.83% Cap), 04/25/2023 IO (2)(5)	4,679	1,091
17.91% (-2 x 11th District Cost of Funds Index + 20.53%, 20.53% Cap), 04/25/2023 (2)(5)	2,401	2,754
5.50%, 05/25/2023	46,279	47,611
7.00%, 05/25/2023	56,427	59,768
4.01% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/25/2023 IO (2)(5)	22,168	662
4.50%, 07/25/2023	69,626	73,060
6.00%, 07/25/2023 (4)	22,975	24,209
6.50%, 07/25/2023	1,266	1,330
7.00%, 07/25/2023	17,875	18,796
7.00%, 07/25/2023	28,097	29,668
3.37% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023 (2)	3,067	3,105
5.56% (-1 x 1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/25/2023 IO (2)(5)	850	68
6.88%, 08/25/2023	26,307	27,600
7.00%, 08/25/2023	46,536	49,089
8.09% (-1 x 10 Year CMT Rate + 10.75%, 10.00% Cap), 08/25/2023 IO (2)(5)	23,889	2,977
0.00%, 09/25/2023 PO	843	808
0.00%, 09/25/2023 PO	2,143	2,039
3.14% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 09/25/2023 (2)	884	883
6.50%, 09/25/2023	2,490	2,639
12.47% (-2 x 11th District Cost of Funds Index + 14.86%, 14.86% Cap), 09/25/2023 (2)(5)	1,384	1,499
12.50% (-9 x 1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023 (2)(5)	1,718	1,855
6.50%, 10/25/2023	36,671	38,890
6.50%, 10/25/2023	14,508	15,331
10.50% (-8 x 11th District Cost of Funds Index + 63.39%, 10.50% Cap), 10/25/2023 (2)(5)	800	916
16.42% (-3 x 1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023 (2)(5)	2,229	2,720
24.83% (-4 x 11th District Cost of Funds Index + 29.75%, 29.75% Cap), 10/25/2023 (2)(5)	1,199	1,442
0.00%, 11/25/2023 PO	236	225
6.50%, 11/25/2023	13,883	15,358
3.09% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023 (2)	1,148	1,156
3.49% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023 (2)	3,019	3,047
6.50%, 12/25/2023	3,738	3,993
11.83% (-1 x 11th District Cost of Funds Index + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023 (2)(5)	1,405	1,578
15.80% (-4 x 1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023 (2)(5)	3,019	3,645
26.03% (-4 x 11th District Cost of Funds Index + 31.01%, 31.01% Cap), 12/25/2023 (2)(5)	3,710	4,506
5.00%, 02/25/2024 IO	17,529	363
5.00%, 03/25/2024 IO	3,149	65
5.00%, 03/25/2024 IO	2,392	27
6.50%, 03/25/2024	68,582	73,012
6.50%, 03/25/2024	11,633	12,300
7.00%, 04/25/2024	105,559	111,817
7.00%, 04/25/2024	44,364	47,732
5.50%, 07/25/2024	12,016	12,350
5.50%, 08/25/2024	120,760	126,208
5.00%, 11/25/2024	187,762	195,908
8.50%, 01/25/2025	2,648	2,911
8.80%, 01/25/2025	3,241	3,637
5.50%, 08/25/2025	120,682	127,574
5.50%, 01/25/2026	80,196	83,604
20.82% (-5 x 1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026 (2)(5)	17,078	22,225
7.00%, 11/25/2026	25,342	27,235
1.84%, 03/25/2027 IO (4)	3,457	92
1.84%, 03/25/2027 IO (4)	10,933	225
7.50%, 04/18/2027	4,795	5,392
7.50%, 04/20/2027	7,197	8,109
6.50%, 04/25/2027	16,552	18,311
7.50%, 05/20/2027	30,997	34,899
6.50%, 07/18/2027	1,525	1,664
7.00%, 12/18/2027 IO	7,788	828
6.00%, 07/18/2028	9,744	10,629
5.11% (-1 x 1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028 IO (2)(5)	252,736	26,887
3.00%, 12/25/2028	1,237,521	1,202,545
5.66% (-1 x 1 Month LIBOR USD + 8.15%, 8.15% Cap), 12/25/2028 IO (2)(5)	7,797	436
6.00%, 12/25/2028	4,540	4,773
5.00%, 03/25/2029	216,521	227,041
5.50%, 04/18/2029	15,577	16,480
6.35%, 04/25/2029	5,629	6,056
7.50%, 12/18/2029	8,593	9,648
7.50%, 02/25/2030	50,082	56,718
6.61% (-1 x 1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030 IO (2)(5)	15,679	1,940
3.00%, 09/25/2030	1,122,891	1,128,508
8.50%, 01/25/2031 IO	2,304	503
7.00%, 03/25/2031	5,261	5,988
3.50%, 04/25/2031	1,084,000	1,122,355
6.00%, 07/25/2031 IO	31,017	6,373
7.00%, 07/25/2031	17,876	20,465
7.00%, 08/25/2031	37,377	41,962
6.50%, 09/25/2031	8,128	9,068
7.00%, 09/25/2031	50,332	57,445
7.00%, 09/25/2031	9,454	10,704
7.00%, 09/25/2031	9,876	11,273
15.80% (-4 x 1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031 (2)(5)	22,941	30,511
6.50%, 10/25/2031	5,684	6,147
15.49% (-3 x 1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031 (2)(5)	15,429	21,006
6.00%, 11/25/2031	57,451	63,574
7.00%, 11/25/2031	61,066	69,800
10.54% (-2 x 1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031 (2)(5)	17,003	21,428
11.68% (-2 x 1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031 (2)(5)	1,709	2,160
0.00%, 01/25/2032 PO	2,256	2,061
17.11% (-3 x 1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032 (2)(5)	4,213	5,641
1.60% (-1 x 1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032 IO (2)(5)	55,487	2,499
10.00% (-7 x 1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032 (2)(5)	799	989
0.00%, 04/25/2032 PO	1,866	1,623
6.00%, 04/25/2032	137,755	149,733
6.50%, 04/25/2032	25,994	29,065
6.50%, 05/25/2032	54,209	60,495
6.50%, 06/25/2032	22,362	24,957
6.50%, 07/25/2032 IO	99,955	14,854
6.50%, 08/25/2032	63,137	70,702
12.96% (-3 x 1 Month LIBOR USD + 19.80%, 19.80% Cap), 08/25/2032 (2)(5)	5,550	5,560
3.29% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032 (2)	294,765	297,652
5.00%, 11/25/2032	15,046	15,878
6.00%, 11/25/2032	418,909	468,363
8.50% (-7 x 1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032 (2)(5)	19,245	21,497
0.00%, 12/25/2032 PO	12,336	10,782
5.50%, 12/25/2032	134,862	148,228
9.93% (-2 x 1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032 (2)(5)	10,127	12,013
6.50%, 02/25/2033	20,792	22,847
5.00%, 03/25/2033 IO	24,367	2,519
4.00%, 04/25/2033	220,550	230,757
0.00%, 05/25/2033 PO	6,256	5,402
4.00%, 05/25/2033	13,022	13,630
6.00%, 05/25/2033 IO (4)	10,102	2,149
6.00%, 05/25/2033	39,677	44,177
6.00%, 05/25/2033	170,527	181,954
6.00%, 05/25/2033	90,991	98,802
6.50%, 05/25/2033 IO	94,538	20,786
7.00%, 05/25/2033 IO	167,658	20,693
4.61% (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap), 06/25/2033 IO (2)(5)	68,577	2,860
5.75%, 06/25/2033	63,335	69,376
9.23% (-2 x 1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033 (2)(5)	51,012	55,133
7.53% (-3 x 1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033 (2)(5)	26,251	29,891
9.23% (-2 x 1 Month LIBOR USD + 14.20%, 14.20% Cap), 07/25/2033 (2)(5)	8,592	8,616
0.00%, 08/25/2033 PO	5,101	4,703
4.15% (-1 x 1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033 (2)(5)	93,825	95,863
5.50%, 08/25/2033	111,132	122,210
5.50%, 08/25/2033 IO	231,141	38,598
5.70% (-2 x 1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033 (2)(5)	9,385	10,383
10.69% (-3 x 1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033 (2)(5)	34,977	39,254
3.50%, 09/25/2033	1,500,000	1,546,082
8.36% (-2 x 1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033 (2)(5)	16,938	19,740
3.00%, 10/25/2033	908,000	894,485
5.50%, 10/25/2033	807,145	885,915
5.11% (-1 x 1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033 IO (2)(5)	121,962	20,204
0.00%, 12/25/2033 PO	94,167	81,639
9.13% (-2 x 1 Month LIBOR USD + 14.10%, 14.10% Cap), 12/25/2033 (2)(5)	5,790	5,943
3.24% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034 (2)	143,422	146,002
7.79% (-2 x 1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034 (2)(5)	4,593	5,138
11.23% (-2 x 1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034 (2)(5)	13,309	14,661
18.66% (-4 x 1 Month LIBOR USD + 28.60%, 28.60% Cap), 02/25/2034 (2)(5)	2,641	2,662
0.00%, 03/25/2034 PO	108,874	100,474
2.89% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034 (2)	99,858	100,073
5.50%, 04/25/2034	237,458	264,071
12.69% (-3 x 1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034 (2)(5)	57,764	73,735
2.89% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034 (2)	260,636	261,344
9.66% (-3 x 1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034 (2)(5)	15,438	18,339
12.69% (-3 x 1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034 (2)(5)	111,435	150,448
14.06% (-4 x 1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034 (2)(5)	23,634	30,581
5.50%, 07/25/2034	425,692	459,711
9.27% (-2 x 1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034 (2)(5)	15,854	18,572
2.74% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034 (2)	62,772	62,829
12.96% (-3 x 1 Month LIBOR USD + 19.80%, 19.80% Cap), 11/25/2034 (2)(5)	18,420	19,403
15.80% (-4 x 1 Month LIBOR USD + 25.13%, 25.13% Cap), 01/25/2035 (2)(5)	2,067	2,095
0.00%, 04/25/2035 PO	39,052	38,244
2.84% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035 (2)	118,523	118,859
10.79% (-3 x 1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035 (2)(5)	7,435	8,398
13.18% (-3 x 1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035 (2)(5)	121,117	143,609
13.29% (-3 x 1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035 (2)(5)	83,264	99,364
15.64% (-4 x 1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035 (2)(5)	27,803	32,971
5.00%, 06/25/2035	13,582	13,613
13.07% (-5 x 1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035 (2)(5)	34,542	48,184
4.22% (-1 x 1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035 IO (2)(5)	85,628	13,062
5.75%, 07/25/2035	1,701,257	1,938,650
11.16% (-3 x 1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035 (2)(5)	32,139	41,335
5.50%, 08/25/2035	113,765	123,553
5.50%, 08/25/2035	628,443	639,305
10.49% (-3 x 1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035 (2)(5)	41,299	49,606
10.66% (-3 x 1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035 (2)(5)	42,803	51,564
0.00%, 09/25/2035 PO	14,635	13,804
14.26% (-4 x 1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035 (2)(5)	11,274	14,249
0.00%, 10/25/2035 PO	26,012	23,405
5.75%, 10/25/2035	101,867	111,027
10.66% (-3 x 1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035 (2)(5)	46,272	57,031
15.45% (-4 x 1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035 (2)(5)	217,599	292,929
5.50%, 12/25/2035	539,478	596,820
5.50%, 12/25/2035	56,558	59,826
6.00%, 12/25/2035	18,664	20,163
6.00%, 12/25/2035	675,858	698,016
0.00%, 01/25/2036 PO	4,851	4,740
5.50%, 01/25/2036	37,087	39,405
0.00%, 03/25/2036 PO	194,344	161,663
0.00%, 03/25/2036 PO	21,217	18,501
4.21% (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036 IO (2)(5)	712,596	128,585
5.50%, 03/25/2036	278,100	306,536
5.50%, 03/25/2036	248,653	272,846
5.50%, 03/25/2036	76,316	83,060
15.45% (-4 x 1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036 (2)(5)	18,137	26,643
0.00%, 04/25/2036 PO	56,261	50,547
0.00%, 04/25/2036 PO	67,940	59,441
0.00%, 04/25/2036 PO	27,557	25,036
2.74% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036 (2)	88,713	88,231
18.97% (-5 x 1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036 (2)(5)	21,342	31,424
0.00%, 06/25/2036 PO	124,911	106,839
0.00%, 06/25/2036 PO	35,561	30,831
0.00%, 06/25/2036 PO	54,931	47,350
0.00%, 06/25/2036 PO	18,013	16,232
0.00%, 06/25/2036 PO	153,052	137,557
2.89% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036 (2)	42,956	42,663
4.09% (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036 IO (2)(5)	151,297	24,226
15.09% (-4 x 1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036 (2)(5)	6,860	9,762
2.74% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036 (2)	441,915	433,725
0.00%, 07/25/2036 PO	11,104	9,555
0.00%, 07/25/2036 PO	21,959	19,114
0.00%, 07/25/2036 PO	41,159	35,963
0.00%, 07/25/2036 PO	16,564	16,091
2.78% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036 (2)	339,271	338,739
2.95% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036 (2)	35,449	35,592
4.03% (-1 x 1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036 IO (2)(5)	57,802	5,923
6.00%, 07/25/2036	472,424	524,131
6.50%, 07/25/2036	204,669	233,398
6.50%, 07/25/2036	271,271	308,623
18.86% (-4 x 1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036 (2)(5)	20,617	31,254
24.99% (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036 (2)(5)	15,740	26,565
0.00%, 08/25/2036 PO	14,295	12,232
0.00%, 08/25/2036 PO	30,318	27,351
0.00%, 08/25/2036 PO	42,526	39,092
0.00%, 08/25/2036 PO	74,156	66,769
2.84% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036 (2)	127,910	127,913
4.01% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036 IO (2)(5)	93,197	21,606
6.50%, 08/25/2036	147,346	163,412
6.50%, 08/25/2036	38,450	42,478
0.00%, 09/25/2036 PO	43,632	38,073
0.00%, 09/25/2036 PO	16,811	14,713
0.00%, 09/25/2036 PO	36,741	32,890
6.50%, 09/25/2036	13,772	15,178
4.50%, 10/25/2036	188,024	198,683
16.26% (-4 x 1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036 (2)(5)	23,786	33,977
0.00%, 11/25/2036 PO	64,159	55,313
0.00%, 11/25/2036 PO	29,511	25,978
0.00%, 11/25/2036 PO	10,263	8,811
2.74% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 11/25/2036 (2)	1,184,595	1,183,265
0.00%, 12/25/2036 PO	35,347	30,022
0.00%, 12/25/2036 PO	14,584	12,905
2.57% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036 (2)	75,458	74,990
2.57% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036 (2)	342,759	338,907
4.16% (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036 IO (2)(5)	133,670	19,338
16.62% (-4 x 1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036 (2)(5)	6,104	8,300
0.00%, 01/25/2037 PO	98,024	83,105
0.00%, 01/25/2037 PO	34,694	29,520
5.50%, 01/25/2037	31,590	33,371
2.74% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037 (2)	99,827	99,971
24.09% (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037 (2)(5)	8,374	22,169
0.00%, 03/25/2037 PO	28,188	25,107
2.99% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037 (2)	69,214	69,589
3.24% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037 (2)	50,110	52,173
3.59% (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037 IO (2)(5)	6,416	343
3.95% (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037 IO (2)(5)	248,231	41,291
5.00%, 03/25/2037	6,569	6,977
6.00%, 03/25/2037	327,239	350,393
0.00%, 04/25/2037 PO	95,048	86,670
3.61% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037 IO (2)(5)	57,242	4,519
14.38% (-3 x 1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037 (2)(5)	48,820	66,851
0.00%, 05/25/2037 PO	12,853	11,667
2.79% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037 (2)	43,147	43,074
6.00%, 05/25/2037	172,626	189,913
2.89% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037 (2)	271,603	273,088
2.94% (1 Month LIBOR USD + 0.00%, 6.50% Cap), 06/25/2037 (2)	22,871	23,878
3.29% (-1 x 1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037 IO (2)(5)	45,078	5,507
3.61% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037 IO (2)(5)	56,405	8,081
3.61% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037 IO (2)(5)	158,442	21,784
6.50%, 06/25/2037	27,038	29,704
0.00%, 07/25/2037 PO	66,898	57,301
2.86% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037 (2)	62,436	62,526
2.99% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037 (2)	38,256	38,468
3.91% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037 IO (2)(5)	425,822	61,242
4.13% (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037 IO (2)(5)	161,897	19,445
4.66% (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037 IO (2)(5)	684,016	137,115
5.50%, 07/25/2037	171,147	187,799
10.29% (-3 x 1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037 (2)(5)	37,659	43,961
2.94% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/25/2037 (2)	144,887	145,439
5.50%, 08/25/2037	46,499	50,721
6.00%, 08/25/2037	20,771	23,236
6.00%, 08/25/2037	97,011	106,999
6.00%, 08/25/2037	86,373	93,786
6.00%, 08/25/2037	61,379	68,227
14.90% (-4 x 1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037 (2)(5)	58,419	81,017
2.94% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2037 (2)	817,670	819,402
4.05% (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037 IO (2)(5)	226,489	38,748
9.94% (-3 x 1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037 (2)(5)	14,659	17,615
0.00%, 10/25/2037 PO	598,076	538,391
3.96% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037 IO (2)(5)	186,617	28,436
3.97% (-1 x 1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037 IO (2)(5)	240,885	39,802
6.15%, 10/25/2037 (4)	63,402	69,378
3.87% (-1 x 1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037 IO (2)(5)	7,235	845
3.91% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037 IO (2)(5)	212,132	24,088
3.96% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037 IO (2)(5)	224,140	32,902
6.50%, 12/25/2037	171,616	196,718
1.55%, 01/25/2038 IO (4)	437,822	16,537
3.42% (-1 x 1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038 IO (2)(5)	205,124	29,130
3.51% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038 IO (2)(5)	424,288	58,668
3.39% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038 (2)	47,518	48,667
3.71% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038 IO (2)(5)	49,420	6,673
3.74% (-1 x 1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038 IO (2)(5)	64,932	6,545
4.50% (-1 x 1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038 IO (2)(5)	106,455	20,125
9.03% (-2 x 1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038 (2)(5)	22,932	25,752
4.36% (-1 x 1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038 IO (2)(5)	48,642	4,854
4.41% (-1 x 1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038 IO (2)(5)	72,983	9,087
6.50%, 04/25/2038	42,369	43,831
13.24% (-3 x 1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038 (2)(5)	29,281	35,963
0.00%, 05/25/2038 PO	2,050	1,702
2.06%, 06/25/2038 IO (4)	177,032	10,399
4.71% (-1 x 1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038 IO (2)(5)	55,393	8,226
5.00%, 07/25/2038	50,893	54,321
5.00%, 07/25/2038	52,558	56,988
5.50%, 07/25/2038	214,679	235,921
3.36% (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038 IO (2)(5)	135,392	10,718
3.36% (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038 IO (2)(5)	195,402	27,677
2.89% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 12/25/2038 (2)	32,228	32,269
4.00%, 02/25/2039	103,510	104,773
4.06% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039 IO (2)(5)	146,347	24,256
4.50%, 02/25/2039	8,847	9,134
4.16% (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039 IO (2)(5)	69,460	10,492
2.94% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 04/25/2039 (2)	262,083	262,083
5.00%, 07/25/2039 IO	96,117	16,687
7.00%, 07/25/2039	3,179	3,560
5.00%, 08/25/2039	370,685	399,078
6.00%, 08/25/2039	426,006	475,454
5.00%, 09/25/2039	222,571	229,514
6.04%, 09/25/2039 (4)	181,151	201,080
3.41% (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039 IO (2)(5)	58,840	6,314
5.50%, 10/25/2039 IO	215,249	37,875
3.69% (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039 IO (2)(5)	77,346	9,084
4.32%, 12/25/2039 (4)	223,140	238,282
6.30%, 12/25/2039 (4)	330,107	365,477
0.00%, 01/25/2040 PO	52,681	45,642
3.76% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040 IO (2)(5)	152,754	22,169
6.24%, 02/25/2040 (4)	72,532	80,086
6.21%, 03/25/2040 (4)	233,751	263,907
6.44%, 03/25/2040 (4)	253,169	286,911
7.69% (-2 x 1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040 (2)(5)	333,486	378,842
3.09% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040 (2)	71,640	72,129
3.93% (-1 x 1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040 IO (2)(5)	102,296	13,482
9.38% (-3 x 1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040 (2)(5)	157,051	192,809
3.09% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040 (2)	97,010	98,028
3.91% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040 IO (2)(5)	68,274	9,662
0.00%, 06/25/2040 PO	88,046	75,748
5.00%, 06/25/2040	715,942	762,870
5.50%, 06/25/2040	1,007,000	1,086,007
5.50%, 07/25/2040	408,173	453,518
5.00%, 09/25/2040	206,000	227,722
5.50%, 10/25/2040	1,612,353	1,818,919
1.95% (-1 x 1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040 IO (2)(5)	772,498	49,526
4.50%, 12/25/2040	5,359,402	5,928,987
3.04% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 7.00% Cap), 01/25/2041 (2)	176,876	177,989
4.04% (-1 x 1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041 IO (2)(5)	739,620	141,200
1.46%, 04/25/2041 IO (4)	805,590	43,626
2.99% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041 (2)	75,436	75,593
3.04% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041 (2)	199,894	201,684
2.99% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041 (2)	278,955	280,267
7.00%, 11/25/2041	1,469,291	1,698,112
7.00%, 11/25/2041	1,311,344	1,492,030
7.00%, 11/25/2041	1,175,172	1,356,943
4.50%, 01/25/2042	2,347,433	2,546,326
3.50%, 03/25/2042	1,000,000	1,014,702
6.50%, 06/25/2042	61,953	69,897
2.94% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042 (2)	451,820	450,586
2.99% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042 (2)	224,306	224,369
2.99% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042 (2)	1,652,580	1,657,003
2.99% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042 (2)	667,479	668,466
3.00%, 02/25/2043	1,000,000	964,069
3.50%, 02/25/2043	449,804	460,298
0.00%, 09/25/2043 PO	1,463,247	1,184,765
0.00%, 10/25/2043 PO	1,062,335	849,104
0.00%, 12/25/2043 PO	2,753,280	2,271,292
3.50%, 06/25/2044	5,609,135	5,703,629
3.00%, 06/25/2045	2,253,789	2,273,535
2.50%, 11/25/2045	7,175,651	7,088,777
3.00%, 01/25/2046	2,185,611	2,197,186
3.00%, 04/25/2046	6,244,182	6,268,796
3.00%, 06/25/2046	5,721,030	5,731,217
3.61% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049 IO (2)(5)	94,131	7,522
5.83%, 02/25/2051 (4)	121,782	130,691
5.43%, 07/25/2051 (4)	31,012	33,986
4.00%, 05/25/2053	4,673,974	4,892,867
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	61,856	68,306
6.50%, 07/25/2042	103,800	115,939
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	418,588	450,062
6.50%, 09/25/2042	161,825	181,457
Fannie Mae Trust 2003-W8
2.89% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042 (2)	35,388	35,023
7.00%, 10/25/2042	182,730	209,018
Fannie Mae Trust 2004-W1
7.00%, 12/25/2043	257,153	297,261
Fannie Mae Trust 2004-W15
2.74% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044 (2)	150,411	149,505
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	53,442	60,263
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	53,463	61,303
Fannie Mae Trust 2005-W3
2.71% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045 (2)	1,198,560	1,193,679
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	66,787	73,652
Fannie Mae Trust 2006-W2
4.17%, 11/25/2045 (4)	178,600	188,763
2.71% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046 (2)	566,358	566,223
Fannie Mae Whole Loan
2.75% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046 (2)	1,354,651	1,334,395
Fannie Mae-Aces
2.98% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap), 08/25/2019 (2)	78,838	78,644
4.33%, 03/25/2020 (4)	241,750	244,100
3.66%, 11/25/2020	183,556	185,011
3.76%, 06/25/2021	699,765	713,166
2.92%, 08/25/2021	595,219	599,061
3.41% (1 Month LIBOR USD + 0.93%), 11/25/2022 (2)	1,098,948	1,100,994
2.28%, 12/25/2022	1,178,663	1,163,707
2.39%, 01/25/2023 (4)	977,982	969,264
3.51%, 12/25/2023 (4)	2,597,138	2,688,278
3.48%, 01/25/2024 (4)	15,495,616	15,989,277
3.10%, 07/25/2024 (4)	1,066,000	1,084,857
3.02%, 08/25/2024 (4)	1,273,000	1,295,804
2.53%, 09/25/2024	1,390,000	1,379,920
2.72%, 10/25/2024	13,450,000	13,508,575
2.59%, 12/25/2024	1,640,000	1,630,757
3.04%, 12/25/2024 (4)	2,657,141	2,703,369
2.83%, 01/25/2025 (4)	2,175,394	2,192,987
2.90%, 01/25/2025 (4)	2,000,000	2,020,028
2.94%, 11/25/2025 (4)	8,800,000	8,904,725
2.38%, 09/25/2026	5,500,000	5,322,392
2.42%, 10/25/2026 (4)	5,335,000	5,180,530
2.49%, 12/25/2026 (4)	8,000,000	7,795,377
2.60%, 12/25/2026 (4)	43,307,000	42,457,152
2.96%, 02/25/2027 (4)	3,535,000	3,542,369
3.09%, 04/25/2027 (4)	23,211,000	23,391,519
3.06%, 05/25/2027 (4)	29,130,000	29,368,371
3.08%, 06/25/2027 (4)	5,513,000	5,579,331
3.04%, 03/25/2028 (4)	3,891,000	3,919,083
3.33%, 06/25/2028 (4)	5,160,000	5,309,062
3.38%, 07/25/2028 (4)	7,803,907	8,113,584
3.38%, 07/25/2028 (4)	35,477,000	36,604,647
3.55%, 09/25/2028 (4)	7,310,000	7,646,047
3.63%, 11/25/2028 (4)	12,600,000	13,271,898
3.18%, 04/25/2029 (4)	4,540,000	4,601,107
2.98%, 08/25/2029	2,200,000	2,161,587
3.09%, 02/25/2030 (4)	2,791,000	2,784,647
3.64%, 08/25/2030 (4)	7,611,341	7,967,499
FHLMC-GNMA
7.00%, 03/25/2023	7,501	7,826
6.25%, 11/25/2023	5,721	6,029
7.50%, 04/25/2024	40,136	43,126
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	3,031	3,028
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	104,616	85,383
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	14,691	14,178
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 01/25/2022	31,109	26,086
First Horizon Alternative Mortgage Securities Trust 2007-FA4
3.16% (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037 IO (2)(5)	863,683	144,270
First Horizon Mortgage Pass-Through Trust 2004-AR7
4.54%, 02/25/2035 (4)	166,000	167,792
First Horizon Mortgage Pass-Through Trust 2005-AR1
4.90%, 04/25/2035 (4)	61,292	62,436
Freddie Mac
3.50%, 07/01/2046	2,560,844	2,605,498
Freddie Mac Gold Pool
6.50%, 09/01/2019	64	64
5.50%, 12/01/2019	283	283
6.00%, 02/01/2020	54	54
5.50%, 04/01/2020	334	334
5.50%, 06/01/2020	3	3
6.00%, 06/01/2020	1,628	1,637
6.00%, 08/01/2020	901	911
6.00%, 07/01/2021	2,400	2,419
6.00%, 07/01/2021	80	80
6.00%, 03/01/2022	226	226
6.50%, 03/01/2022	1,872	1,905
5.50%, 02/01/2024	7,732	7,960
8.00%, 08/01/2024	545	599
8.00%, 11/01/2024	361	384
7.50%, 08/01/2025	1,016	1,100
3.50%, 11/01/2025	285,258	292,147
3.50%, 12/01/2025	954,762	979,873
10.00%, 03/17/2026	2,169	2,189
7.00%, 04/01/2026	1,198	1,320
4.00%, 05/01/2026	1,040,106	1,074,186
3.50%, 08/01/2026	1,080,773	1,108,818
3.50%, 01/01/2027	190,257	195,179
6.50%, 01/01/2028	43,168	47,190
2.50%, 03/01/2028	8,781,300	8,783,561
2.50%, 04/01/2028	2,294,554	2,295,148
2.50%, 06/01/2028	907,213	907,447
3.00%, 07/01/2028	1,817,446	1,841,532
8.50%, 07/01/2028	2,743	3,110
3.00%, 08/01/2028	1,002,003	1,015,276
3.00%, 09/01/2028	3,704,282	3,753,356
3.00%, 10/01/2028	1,534,591	1,554,901
7.00%, 12/01/2028	44,702	50,715
3.00%, 05/01/2029	1,458,386	1,477,672
6.50%, 06/01/2029	13,863	15,350
7.00%, 07/01/2029	945	1,026
6.50%, 08/01/2029	87,600	97,660
6.00%, 10/01/2029	13,829	15,192
2.50%, 03/01/2030	1,702,829	1,702,307
2.50%, 07/01/2030	3,919,846	3,913,622
10.00%, 10/01/2030	26,871	28,350
7.00%, 01/01/2031	36,355	40,773
3.00%, 04/01/2031	6,618,743	6,694,249
2.50%, 07/01/2031	3,393,253	3,380,030
2.50%, 08/01/2031	1,950,290	1,941,349
3.00%, 09/01/2031	1,520,084	1,536,706
2.00%, 01/01/2032	6,555,403	6,391,682
3.50%, 01/01/2032	595,649	613,045
7.50%, 01/01/2032	97,378	107,550
3.00%, 02/01/2032	10,501,830	10,625,038
3.00%, 02/01/2032	7,276,428	7,359,565
3.50%, 03/01/2032	243,946	251,071
7.00%, 07/01/2032	3,334	3,648
7.00%, 08/01/2032	5,169	5,832
5.50%, 01/01/2033	82,516	90,465
3.50%, 02/01/2033	163,978	168,227
6.00%, 02/01/2033	12,112	12,399
3.50%, 05/01/2033	219,009	225,359
3.50%, 05/01/2033	831,397	855,468
5.50%, 10/01/2033	41,477	46,482
6.00%, 12/01/2033	12,732	13,781
3.50%, 01/01/2034	8,889,784	9,149,362
5.00%, 01/01/2034	31,072	33,492
6.00%, 01/01/2034	23,410	25,299
6.00%, 01/01/2034	28,347	31,796
5.00%, 06/01/2034	86,811	93,530
5.00%, 09/01/2034	86,848	93,803
6.50%, 11/01/2034	10,851	12,251
6.50%, 01/01/2035	96,879	108,740
5.00%, 03/01/2035	37,597	40,406
5.50%, 07/01/2035	88,785	97,349
5.00%, 08/01/2035	1,370,341	1,491,297
4.50%, 11/01/2035	13,470	14,253
6.50%, 12/01/2035	27,797	29,695
6.50%, 12/01/2035	64,819	73,774
5.50%, 01/01/2036	20,338	22,342
5.00%, 03/01/2036	2,879,300	3,103,199
5.00%, 07/01/2036	2,658	2,865
5.00%, 11/01/2036	79,042	85,192
6.00%, 11/01/2036	9,195	9,947
6.50%, 11/01/2036	225,322	249,457
6.50%, 11/01/2036	112,124	125,496
6.50%, 11/01/2036	24,093	28,093
5.50%, 12/01/2036	38,434	42,239
6.00%, 12/01/2036	18,326	20,211
6.00%, 12/01/2036	8,595	9,463
6.50%, 12/01/2036	268,856	305,059
6.50%, 12/01/2036	115,116	128,712
7.50%, 12/01/2036	321,003	353,021
3.00%, 01/01/2037	3,210,854	3,243,783
6.50%, 01/01/2037	6,314	6,445
6.50%, 01/01/2037	18,696	20,146
6.50%, 02/01/2037	16,918	17,546
7.00%, 02/01/2037	8,180	9,561
5.00%, 03/01/2037	213,740	230,488
5.00%, 06/01/2037	241,677	260,389
6.50%, 06/01/2037	8,578	8,945
5.00%, 08/01/2037	234,961	253,173
3.50%, 11/01/2037	3,322,935	3,401,687
6.50%, 11/01/2037	43,650	49,742
3.00%, 12/01/2037	917,371	921,107
3.00%, 01/01/2038	1,369,305	1,378,272
7.50%, 01/01/2038	65,876	77,338
7.50%, 01/01/2038	39,856	47,143
5.00%, 02/01/2038	259,898	279,770
5.00%, 03/01/2038	300,023	323,159
5.00%, 03/01/2038	263,632	284,025
5.00%, 03/01/2038	250,509	270,016
5.00%, 03/01/2038	72,387	78,006
6.50%, 03/01/2038	58,789	67,367
5.00%, 04/01/2038	174,567	187,945
5.50%, 05/01/2038	61,773	67,490
5.50%, 08/01/2038	80,082	87,995
5.00%, 09/01/2038	202,028	217,621
5.00%, 09/01/2038	35,080	37,788
7.50%, 09/01/2038	31,973	36,702
5.00%, 11/01/2038	1,475	1,589
5.00%, 11/01/2038	79,923	86,004
5.00%, 12/01/2038	238,627	257,055
5.00%, 12/01/2038	800	860
5.50%, 01/01/2039	3,023,611	3,323,375
5.00%, 02/01/2039	492,605	530,604
5.00%, 05/01/2039	8,625	9,402
4.50%, 07/01/2039	227,744	241,133
4.50%, 10/01/2039	1,846,277	1,955,095
5.00%, 10/01/2039	545,217	587,281
4.50%, 11/01/2039	2,111,684	2,236,064
4.50%, 11/01/2039	2,827,487	2,993,921
5.00%, 01/01/2040	129,677	140,244
5.00%, 03/01/2040	217,715	234,619
5.00%, 03/01/2040	2,657,480	2,870,764
5.50%, 03/01/2040	27,003	29,478
4.50%, 05/01/2040	1,021,705	1,082,007
5.50%, 05/01/2040	2,016,394	2,206,792
4.50%, 08/01/2040	476,872	505,020
5.00%, 08/01/2040	1,401,148	1,513,668
5.00%, 08/01/2040	369,601	399,122
5.50%, 08/01/2040	832,845	910,296
4.00%, 09/01/2040	821,586	852,822
4.50%, 09/01/2040	354,883	375,832
4.50%, 09/01/2040	1,494,755	1,582,986
4.00%, 11/01/2040	43,393	45,044
4.00%, 11/01/2040	2,542,225	2,639,124
4.00%, 12/01/2040	1,039,562	1,080,441
4.00%, 12/01/2040	1,573,698	1,633,693
4.00%, 12/01/2040	455,744	473,655
4.00%, 12/01/2040	1,221,001	1,269,021
4.00%, 12/01/2040	1,487,932	1,544,662
4.00%, 01/01/2041	976,483	1,013,709
4.50%, 03/01/2041	286,732	303,657
5.00%, 04/01/2041	1,186,711	1,282,004
4.50%, 04/15/2041 (6)	585,000	610,548
4.50%, 05/01/2041	2,031,251	2,150,907
5.00%, 06/01/2041	354,850	383,351
4.50%, 08/01/2041	740,289	783,399
4.00%, 10/01/2041	4,998,217	5,188,878
4.00%, 11/01/2041	13,489	14,004
4.00%, 01/01/2042	253,011	262,663
3.50%, 04/15/2042 (6)	5,090,000	5,163,566
3.50%, 05/01/2042	991,765	1,013,694
4.00%, 05/01/2042	16,498	17,127
3.50%, 06/01/2042	494,849	505,825
3.50%, 06/01/2042	2,978,505	3,034,501
4.00%, 06/01/2042	2,441,701	2,529,600
3.00%, 08/01/2042	2,095,729	2,097,783
3.50%, 08/01/2042	985,395	1,007,252
3.50%, 09/01/2042	6,567,020	6,712,451
3.50%, 09/01/2042	3,509,343	3,587,188
3.00%, 10/01/2042	5,285,251	5,290,432
3.50%, 10/01/2042	12,007,715	12,273,177
3.50%, 10/01/2042	2,991,842	3,058,208
4.00%, 10/01/2042	105,530	107,769
3.00%, 11/01/2042	6,562,870	6,569,302
3.50%, 11/01/2042	3,385,723	3,460,826
3.50%, 11/01/2042	1,248,180	1,275,868
3.50%, 11/01/2042	108,449	110,490
3.50%, 12/01/2042	3,916,576	4,003,428
3.50%, 01/01/2043	8,659,981	8,852,055
4.00%, 01/01/2043	280,030	290,140
3.00%, 02/01/2043	447,165	447,603
3.00%, 03/01/2043	5,791,181	5,796,858
3.00%, 03/01/2043	2,847,574	2,850,365
3.50%, 03/01/2043	912,978	933,227
3.00%, 04/01/2043	103,587	103,689
3.00%, 04/01/2043	13,071,316	13,084,118
3.00%, 04/15/2043 (6)	1,810,000	1,802,763
3.50%, 05/01/2043	290,910	296,352
3.00%, 06/01/2043	41,645	41,686
3.00%, 06/01/2043	16,101,091	16,104,410
3.50%, 06/01/2043	1,835,216	1,875,588
3.50%, 06/01/2043	1,103,478	1,124,200
4.00%, 06/01/2043	21,869	22,790
3.00%, 07/01/2043	30,072	30,101
3.00%, 07/01/2043	397,619	398,007
3.50%, 07/01/2043	623,116	636,712
3.00%, 08/01/2043	567,441	567,997
3.00%, 08/01/2043	7,675,392	7,682,916
4.00%, 09/01/2043	227,098	235,755
4.00%, 09/01/2043	7,812,424	8,109,969
3.50%, 10/01/2043	251,670	257,116
4.00%, 11/01/2043	208,690	216,346
4.00%, 11/01/2043	96,309	100,088
4.00%, 12/01/2043	1,970,540	2,042,424
4.00%, 12/01/2043	256,305	265,595
4.00%, 12/01/2043	923,582	956,516
4.50%, 12/01/2043	1,026,279	1,084,247
4.00%, 01/01/2044	601,962	623,921
4.00%, 01/01/2044	152,710	158,219
4.00%, 03/01/2044	3,319,963	3,438,980
4.50%, 03/01/2044	729,250	765,088
3.50%, 05/01/2044	16,411,857	16,794,675
4.50%, 05/01/2044	1,105,405	1,159,730
4.50%, 07/01/2044	339,225	355,894
4.50%, 07/01/2044	47,835	50,184
4.50%, 09/01/2044	2,139,683	2,244,762
4.00%, 10/01/2044	8,967,280	9,342,314
3.50%, 01/01/2045	14,235,362	14,551,015
4.00%, 01/01/2045	541,441	559,403
4.00%, 04/15/2045 (6)	13,085,000	13,471,161
3.00%, 05/01/2045	2,662,958	2,663,919
3.00%, 05/01/2045	1,396,739	1,397,622
3.00%, 06/01/2045	646,400	646,333
3.00%, 10/01/2045	5,448,967	5,454,307
4.00%, 10/01/2045	10,254,087	10,594,016
4.00%, 10/01/2045	806,293	833,043
4.00%, 11/01/2045	15,238,721	15,744,294
3.50%, 12/01/2045	6,412,693	6,529,150
4.50%, 12/01/2045	1,481,778	1,554,413
3.50%, 01/01/2046	10,746,273	10,972,159
4.00%, 01/01/2046	3,832,131	3,969,817
3.00%, 03/01/2046	6,650,317	6,632,120
3.00%, 04/01/2046	4,655,804	4,643,064
3.00%, 05/01/2046	12,516,558	12,482,309
4.00%, 05/01/2046	401,586	414,806
4.00%, 06/01/2046	12,288,030	12,695,680
3.50%, 07/01/2046	4,638,893	4,718,800
3.50%, 08/01/2046	8,444,516	8,641,617
4.00%, 08/01/2046	2,878,868	2,973,929
3.00%, 09/01/2046	24,151,545	24,085,458
4.50%, 09/01/2046	5,240,823	5,494,839
3.00%, 10/01/2046	985,168	982,472
3.00%, 10/01/2046	15,589,872	15,595,506
3.50%, 10/01/2046	16,319,138	16,633,677
4.50%, 10/01/2046	4,318,345	4,527,693
3.00%, 11/01/2046	6,178,118	6,153,646
3.00%, 12/01/2046	2,456,965	2,447,233
3.50%, 12/01/2046	475,723	483,774
3.50%, 01/01/2047	4,568,354	4,645,429
4.00%, 01/01/2047	13,736,145	14,361,445
3.00%, 03/01/2047	3,239,593	3,229,758
4.50%, 03/01/2047	1,133,466	1,188,979
4.00%, 04/01/2047	2,170,321	2,240,971
3.00%, 05/01/2047	17,885,588	17,842,185
3.00%, 05/01/2047	4,244,013	4,233,714
4.50%, 07/01/2047	6,685,563	7,123,624
4.50%, 07/01/2047	2,266,472	2,376,215
4.00%, 09/01/2047	9,543,849	9,942,977
3.50%, 10/01/2047	27,087,477	27,530,628
3.50%, 10/01/2047	12,014,845	12,210,745
3.50%, 10/01/2047	1,110,066	1,128,171
4.00%, 10/01/2047	954,524	985,598
4.50%, 10/01/2047	2,099,972	2,219,101
4.50%, 11/01/2047	1,703,638	1,786,128
4.00%, 12/01/2047	9,555,613	9,866,195
5.00%, 12/01/2047	7,518,337	7,960,612
3.50%, 01/01/2048	10,039,843	10,203,550
4.50%, 02/01/2048	3,888,509	4,075,457
5.00%, 02/01/2048	2,592,247	2,746,152
3.50%, 03/01/2048	9,581,013	9,756,463
3.50%, 03/01/2048	7,620,081	7,744,329
4.00%, 04/01/2048	6,794,626	7,013,561
3.50%, 05/01/2048	13,274,885	13,491,369
4.00%, 06/01/2048	1,925,905	1,988,063
4.00%, 06/01/2048	6,146,959	6,343,682
4.00%, 07/01/2048	5,713,150	5,897,121
4.50%, 09/01/2048	662,715	710,239
4.50%, 09/01/2048	449,056	479,741
4.50%, 09/01/2048	415,413	446,478
4.50%, 09/01/2048	586,764	628,843
4.50%, 11/01/2048	8,717,051	9,130,377
4.00%, 12/01/2048	10,343,681	10,668,963
4.50%, 12/01/2048	826,536	888,352
4.00%, 02/01/2049	5,365,663	5,552,762
Freddie Mac Multifamily Structured Pass Through Certificates
1.51%, 06/25/2020 IO (4)	48,848,341	689,900
2.60%, 09/25/2020	235,448	234,707
3.13%, 06/25/2021	12,700,000	12,823,826
1.40%, 05/25/2022 IO (4)	51,789,780	1,907,620
2.36%, 08/25/2022	2,814,348	2,792,779
2.86%, 08/25/2022	6,965,000	7,005,942
3.07%, 08/25/2022	2,438,000	2,473,327
2.84%, 09/25/2022	2,665,000	2,685,914
3.19% (1 Month LIBOR USD + 0.70%), 09/25/2022 (2)	1,145,835	1,146,556
0.84%, 10/25/2022 IO (4)	21,475,268	547,237
2.31%, 12/25/2022	6,000,000	5,943,511
2.52%, 01/25/2023	2,000,000	1,985,738
2.62%, 01/25/2023	8,500,000	8,485,077
3.11%, 02/25/2023	13,450,000	13,711,702
3.32%, 02/25/2023 (4)	5,550,000	5,701,650
3.49%, 01/25/2024	18,300,000	18,988,270
3.10%, 02/25/2024	11,250,000	11,468,780
3.39%, 03/25/2024	4,286,000	4,431,169
2.91%, 04/25/2024	9,500,000	9,612,113
3.04%, 07/25/2024	10,000,000	10,142,061
2.81%, 09/25/2024	6,287,000	6,300,681
2.77%, 05/25/2025	4,250,000	4,239,373
3.33%, 08/25/2025 (4)	10,000,000	10,345,670
1.37%, 03/25/2026 (4)	27,642,937	2,213,118
2.57%, 07/25/2026	10,075,000	9,930,368
3.17%, 09/25/2026 (4)	7,915,000	8,067,483
3.36%, 12/25/2026	27,000,000	27,729,149
3.41%, 12/25/2026	15,125,000	15,710,201
3.51%, 01/25/2027 (4)	23,250,000	24,170,189
3.24%, 04/25/2027	7,030,000	7,218,114
3.33%, 05/25/2027	1,779,000	1,829,476
3.12%, 06/25/2027	4,263,000	4,336,155
3.24%, 08/25/2027	2,846,000	2,919,337
3.19%, 09/25/2027 (4)	35,150,000	35,884,547
3.25%, 09/25/2027 (4)	4,900,000	5,002,559
3.30%, 11/25/2027 (4)	4,589,000	4,724,885
3.36%, 11/25/2027 (4)	18,922,000	19,459,742
3.36%, 12/25/2027 (4)	3,332,000	3,430,774
3.35%, 01/25/2028	5,167,000	5,335,712
2.97%, 04/25/2028 (4)	12,045,000	12,195,207
3.90%, 04/25/2028	8,575,000	9,161,161
3.85%, 05/25/2028 (4)	3,550,000	3,785,784
3.85%, 05/25/2028 (4)	6,340,000	6,794,785
3.93%, 06/25/2028	4,761,000	5,134,745
3.90%, 08/25/2028 (4)	9,874,000	10,635,895
3.92%, 09/25/2028 (4)	16,096,000	17,367,470
4.05%, 09/25/2028 (4)	3,480,000	3,786,926
4.03%, 10/25/2028 (4)	5,600,000	6,057,675
3.86%, 11/25/2028 (4)	12,500,000	13,414,371
3.92%, 11/25/2028 (4)	4,100,000	4,400,111
3.76%, 01/25/2029 (4)	11,600,000	12,292,411
3.08%, 01/25/2031	4,126,000	4,139,610
3.99%, 05/25/2033 (4)	16,700,000	17,868,706
3.90%, 10/25/2033 (4)	6,500,000	6,985,376
Freddie Mac Non Gold Pool
4.20% (1 Year CMT Rate + 2.20%, 14.57% Cap), 07/01/2019 (2)	5	5
4.25% (1 Year CMT Rate + 2.13%, 12.13% Cap), 07/01/2026 (2)	3,566	3,578
4.36% (1 Year CMT Rate + 2.11%, 12.05% Cap), 01/01/2027 (2)	4,496	4,658
4.67% (1 Year CMT Rate + 2.25%, 11.98% Cap), 04/01/2030 (2)	1,470	1,539
4.73% (1 Year CMT Rate + 2.37%, 10.23% Cap), 09/01/2032 (2)	4,828	5,067
4.49% (1 Year CMT Rate + 2.24%, 10.13% Cap), 05/01/2033 (2)	166,950	175,247
4.73% (1 Year CMT Rate + 2.23%, 9.36% Cap), 12/01/2033 (2)	22,170	23,305
4.07% (12 Month LIBOR USD + 1.75%, 9.21% Cap), 04/01/2034 (2)	25,419	26,534
4.71% (1 Year CMT Rate + 2.37%, 10.62% Cap), 09/01/2034 (2)	93,323	98,240
4.93% (1 Year CMT Rate + 2.25%, 10.06% Cap), 01/01/2035 (2)	51,842	54,545
4.95% (1 Year CMT Rate + 2.25%, 10.04% Cap), 01/01/2035 (2)	123,903	130,157
4.42% (12 Month LIBOR USD + 1.67%, 11.29% Cap), 08/01/2035 (2)	6,194	6,460
4.93% (6 Month LIBOR USD + 2.13%, 11.56% Cap), 12/01/2035 (2)	32,155	33,845
4.60% (12 Month LIBOR USD + 1.71%, 10.16% Cap), 02/01/2036 (2)	18,256	19,101
4.63% (1 Year CMT Rate + 2.25%, 9.84% Cap), 02/01/2036 (2)	73,884	77,615
5.17% (12 Month LIBOR USD + 2.04%, 10.69% Cap), 03/01/2036 (2)	75,850	80,239
5.26% (12 Month LIBOR USD + 2.47%, 11.68% Cap), 03/01/2036 (2)	54,251	57,980
4.13% (1 Year CMT Rate + 2.25%, 10.62% Cap), 05/01/2036 (2)	54,464	57,533
4.19% (1 Year CMT Rate + 2.25%, 10.59% Cap), 05/01/2036 (2)	81,589	86,196
4.69% (12 Month LIBOR USD + 2.33%, 10.87% Cap), 05/01/2036 (2)	18,251	19,532
4.46% (12 Month LIBOR USD + 1.94%, 10.96% Cap), 06/01/2036 (2)	239,236	252,182
4.58% (12 Month LIBOR USD + 1.99%, 10.91% Cap), 06/01/2036 (2)	78,671	82,771
4.36% (1 Year CMT Rate + 2.25%, 10.84% Cap), 07/01/2036 (2)	27,500	28,908
4.47% (1 Year CMT Rate + 2.25%, 10.12% Cap), 07/01/2036 (2)	42,808	44,992
4.51% (6 Month LIBOR USD + 1.73%, 12.57% Cap), 07/01/2036 (2)	40,735	42,353
4.44% (6 Month LIBOR USD + 1.63%, 11.56% Cap), 08/01/2036 (2)	4,162	4,313
4.54% (6 Month LIBOR USD + 1.66%, 13.07% Cap), 08/01/2036 (2)	180,923	187,739
4.57% (6 Month LIBOR USD + 1.69%, 12.81% Cap), 08/01/2036 (2)	47,968	49,834
4.48% (12 Month LIBOR USD + 1.78%, 11.27% Cap), 09/01/2036 (2)	86,517	90,719
4.51% (12 Month LIBOR USD + 1.88%, 11.05% Cap), 09/01/2036 (2)	113,329	119,224
4.29% (6 Month LIBOR USD + 1.73%, 12.98% Cap), 10/01/2036 (2)	92,130	95,806
4.31% (6 Month LIBOR USD + 1.78%, 12.47% Cap), 10/01/2036 (2)	43,647	45,474
4.35% (12 Month LIBOR USD + 1.60%, 11.38% Cap), 10/01/2036 (2)	43,730	46,227
4.37% (6 Month LIBOR USD + 1.70%, 12.35% Cap), 10/01/2036 (2)	50,739	52,541
4.73% (1 Year CMT Rate + 2.36%, 11.13% Cap), 10/01/2036 (2)	65,668	69,342
5.02% (12 Month LIBOR USD + 2.20%, 10.78% Cap), 10/01/2036 (2)	25,446	26,983
4.52% (12 Month LIBOR USD + 1.64%, 10.89% Cap), 11/01/2036 (2)	79,964	83,467
4.54% (12 Month LIBOR USD + 1.78%, 11.27% Cap), 11/01/2036 (2)	52,042	54,563
4.56% (1 Year CMT Rate + 2.25%, 11.20% Cap), 11/01/2036 (2)	142,826	150,245
4.63% (12 Month LIBOR USD + 1.67%, 11.06% Cap), 11/01/2036 (2)	17,037	17,839
4.74% (1 Year CMT Rate + 2.24%, 9.94% Cap), 11/01/2036 (2)	44,375	46,685
4.44% (12 Month LIBOR USD + 1.59%, 11.19% Cap), 12/01/2036 (2)	271,400	282,983
4.46% (12 Month LIBOR USD + 1.67%, 12.03% Cap), 12/01/2036 (2)	170,358	178,079
4.61% (12 Month LIBOR USD + 1.69%, 11.37% Cap), 12/01/2036 (2)	6,992	7,332
4.97% (12 Month LIBOR USD + 1.99%, 11.15% Cap), 12/01/2036 (2)	122,717	129,809
5.00% (12 Month LIBOR USD + 2.13%, 11.19% Cap), 12/01/2036 (2)	2,026	2,173
4.17% (6 Month LIBOR USD + 1.67%, 10.68% Cap), 01/01/2037 (2)	15,169	15,774
5.06% (12 Month LIBOR USD + 1.93%, 10.90% Cap), 01/01/2037 (2)	35,888	37,993
4.77% (12 Month LIBOR USD + 1.70%, 11.06% Cap), 02/01/2037 (2)	9,655	10,119
4.92% (12 Month LIBOR USD + 1.88%, 10.80% Cap), 02/01/2037 (2)	4,766	5,015
4.99% (6 Month LIBOR USD + 2.11%, 12.40% Cap), 02/01/2037 (2)	86,201	90,660
5.04% (12 Month LIBOR USD + 1.92%, 10.92% Cap), 02/01/2037 (2)	52,421	55,123
5.54% (12 Month LIBOR USD + 2.42%, 10.95% Cap), 02/01/2037 (2)	7,820	8,284
4.70% (6 Month LIBOR USD + 1.90%, 12.44% Cap), 03/01/2037 (2)	141,498	147,598
5.28% (12 Month LIBOR USD + 2.25%, 11.20% Cap), 03/01/2037 (2)	17,219	18,160
5.48% (12 Month LIBOR USD + 2.35%, 10.85% Cap), 03/01/2037 (2)	12,715	13,337
4.23% (12 Month LIBOR USD + 1.98%, 10.78% Cap), 04/01/2037 (2)	47,655	50,040
4.91% (12 Month LIBOR USD + 1.91%, 10.91% Cap), 04/01/2037 (2)	1,980	2,038
4.09% (6 Month LIBOR USD + 1.52%, 11.87% Cap), 05/01/2037 (2)	83,922	86,611
4.51% (6 Month LIBOR USD + 2.01%, 12.16% Cap), 05/01/2037 (2)	30,377	31,912
4.56% (6 Month LIBOR USD + 2.01%, 12.49% Cap), 05/01/2037 (2)	58,905	61,764
4.56% (12 Month LIBOR USD + 2.18%, 10.98% Cap), 05/01/2037 (2)	59,591	63,408
4.64% (6 Month LIBOR USD + 2.12%, 11.01% Cap), 05/01/2037 (2)	5,320	5,570
5.01% (12 Month LIBOR USD + 2.05%, 10.86% Cap), 05/01/2037 (2)	124,032	131,405
4.52% (12 Month LIBOR USD + 1.87%, 11.71% Cap), 07/01/2037 (2)	12,553	13,134
4.50% (12 Month LIBOR USD + 1.75%, 11.75% Cap), 11/01/2037 (2)	5,530	5,741
4.80% (12 Month LIBOR USD + 2.08%, 10.93% Cap), 04/01/2038 (2)	51,756	54,907
4.60% (12 Month LIBOR USD + 1.91%, 10.54% Cap), 05/01/2038 (2)	31,811	33,631
4.58% (12 Month LIBOR USD + 1.84%, 9.01% Cap), 07/01/2040 (2)	59,626	62,357
Freddie Mac Reference REMIC
6.00%, 04/15/2036	344,415	388,550
6.00%, 05/15/2036	457,502	514,706
Freddie Mac REMICS
0.00%, 02/15/2020 PO	22,478	22,237
5.00%, 02/15/2020 IO	6,697	97
5.00%, 02/15/2020 IO	3,439	41
6.50%, 03/15/2020	755	761
9.00%, 10/15/2020	100	102
6.95%, 01/15/2021	148	149
8.60%, 01/15/2021	1	1
9.50%, 01/15/2021	28	29
9.00%, 04/15/2021	144	151
3.43% (1 Month LIBOR USD + 0.95%, 0.95% Floor, 11.00% Cap), 05/15/2021 (2)	55	55
5.00%, 05/15/2021	73	73
7.00%, 05/15/2021	1,715	1,754
25.56% (-3 x 1 Month LIBOR USD + 34.00%, 34.00% Cap), 05/15/2021 (2)(5)	35	36
34.05% (-5 x 1 Month LIBOR USD + 45.23%, 45.23% Cap), 05/15/2021 (2)(5)	38	44
6.00%, 07/15/2021 (4)	264	267
5.50%, 08/15/2021	103	103
7.00%, 09/15/2021	553	559
8.50%, 09/15/2021	1,107	1,166
7.03%, 11/15/2021 (4)	26,220	26,576
892.11% (-124 x 1 Month LIBOR USD + 1,199.99%, 10.00% Floor, 1,199.99% Cap), 01/15/2022 IO (2)(5)	1	2
5.00%, 03/15/2022	67,749	67,984
7.00%, 03/15/2022	447	460
7.00%, 05/15/2022	632	642
7.50%, 08/15/2022	934	990
8.00%, 08/15/2022	2,341	2,485
3.63% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 09/15/2022 (2)	1,570	1,590
5.50%, 10/15/2022	39,955	40,835
3.43% (-1 x 1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022 (2)(5)	1,572	1,596
5.50%, 12/15/2022	13,114	13,395
2.13% (11th District Cost of Funds Index + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023 (2)	237	240
7.50%, 02/15/2023	13,413	14,212
5.50%, 03/15/2023	138,063	142,983
3.63% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023 (2)	8,754	8,888
5.50%, 04/15/2023	147,000	153,500
7.00%, 04/15/2023	13,152	13,861
7.50%, 04/15/2023	2,687	2,852
5.00%, 05/15/2023	13,681	14,038
6.44% (-1 x 3 Month CMT Rate + 8.90%, 8.90% Cap), 05/15/2023 (2)(5)	6,058	6,411
7.00%, 05/15/2023	1,440	1,530
5.60%, 06/15/2023	27,681	28,726
1.98% (10 Year CMT Rate + -0.70%, 10.00% Cap), 07/15/2023 (2)	5,862	5,771
6.12% (-1 x 1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023 (2)(5)	8,842	9,114
23.06% (-4 x 11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023 (2)(5)	1,231	1,480
2.63% (11th District Cost of Funds Index + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023 (2)	318	326
6.50%, 09/15/2023	38,396	40,723
7.00%, 09/15/2023	9,996	10,613
23.79% (-4 x 1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023 (2)(5)	4,701	6,169
6.25%, 10/15/2023	6,038	6,353
14.68% (-3 x 1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023 (2)(5)	4,860	5,642
5.00%, 11/15/2023	175,824	182,134
5.50%, 11/15/2023	40,192	41,210
6.00%, 11/15/2023	14,895	15,587
5.00%, 12/15/2023	17,915	18,560
6.50%, 12/15/2023	13,521	14,267
6.50%, 12/15/2023	9,135	9,689
7.00%, 01/15/2024	5,303	5,661
0.00%, 02/15/2024 PO	3,982	3,858
0.00%, 02/15/2024 PO	5,959	5,555
7.00%, 02/15/2024	1,655	1,855
10.00% (-5 x 11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024 (2)(5)	2,165	2,597
13.65% (1 Month LIBOR USD + 19.24%, 19.24% Cap), 02/15/2024 (2)	630	744
1.81% (10 Year CMT Rate + -0.85%, 10.00% Cap), 03/15/2024 (2)	430	427
3.08% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024 (2)	991	987
7.00%, 03/15/2024	4,945	5,260
7.00%, 03/15/2024	29,000	30,855
26.38% (-4 x 11th District Cost of Funds Index + 31.43%, 31.43% Cap), 03/15/2024 IO (2)(5)	3,241	703
7.50%, 04/15/2024	17,063	18,210
0.00%, 05/15/2024 PO	4,014	3,807
7.94% (-1 x 10 Year CMT Rate + 10.60%, 10.00% Cap), 05/15/2024 IO (2)(5)	9,610	1,413
6.00%, 06/15/2024	18,098	19,257
7.50%, 08/15/2024	5,186	5,645
4.00%, 12/15/2024	206,000	211,581
5.00%, 12/15/2024	50,896	53,172
20.16% (-6 x 1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025 (2)(5)	15,122	17,913
4.50%, 06/15/2025	722,000	751,065
10.67% (-3 x 1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025 (2)(5)	7,277	8,154
17.10% (-4 x 1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025 (2)(5)	18,750	24,082
3.50%, 01/15/2026	1,993,582	2,046,356
5.00%, 03/15/2026	226,412	228,070
6.50%, 03/15/2026	2,357	2,492
6.50%, 07/15/2026	18,731	19,802
7.50%, 09/15/2026	2,882	3,184
8.00%, 09/15/2026	8,229	9,279
6.50%, 01/15/2027	12,724	14,096
7.50%, 01/15/2027	6,990	7,836
7.50%, 01/15/2027	19,341	21,578
3.18% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027 (2)	541	547
6.00%, 05/15/2027	16,112	17,140
7.25%, 07/15/2027	798	889
7.50%, 09/15/2027	8,329	9,445
6.50%, 12/15/2027	9,239	10,051
7.00%, 03/15/2028 IO	11,737	2,031
7.50%, 03/15/2028	36,316	40,966
7.50%, 05/15/2028	12,625	14,179
6.50%, 06/15/2028	18,012	20,032
7.00%, 06/15/2028	2,264	2,513
6.00%, 07/15/2028	8,881	9,606
6.25%, 08/15/2028	38,733	41,554
6.50%, 08/15/2028	36,182	39,760
6.00%, 09/15/2028	7,478	8,094
7.00%, 10/15/2028 IO	14,320	1,589
6.00%, 11/15/2028	32,334	35,105
6.00%, 12/15/2028	64,581	70,082
3.08% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029 (2)	14,170	14,300
6.00%, 01/15/2029	83,400	91,080
6.00%, 02/15/2029	18,307	19,452
6.25%, 02/15/2029	97,239	105,280
19.76% (-4 x 1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029 (2)(5)	2,377	3,473
7.00%, 04/15/2029 IO	1,259	138
7.00%, 06/15/2029	73,728	82,117
7.50%, 06/15/2029 IO	6,171	715
7.00%, 07/15/2029	38,398	43,240
7.00%, 08/15/2029	18,005	20,283
4.00%, 11/15/2029 IO	121,380	6,108
7.50%, 11/15/2029	97	111
8.00%, 11/15/2029	17,732	19,913
7.00%, 01/15/2030	36,500	41,305
8.00%, 01/15/2030	36,237	42,169
8.00%, 01/15/2030	10,229	11,803
8.00%, 03/15/2030	7,924	9,213
5.00%, 04/15/2030	702,000	769,505
8.00%, 04/15/2030	11,049	12,682
7.50%, 05/15/2030	8,081	9,249
7.50%, 08/15/2030	8,511	9,599

7.25%, 09/15/2030	21,340	24,489
7.00%, 10/15/2030	24,042	27,229
7.50%, 10/15/2030	2,409	2,775
7.50%, 10/15/2030	57	57
4.00%, 12/15/2030	3,749,464	3,924,749
7.25%, 12/15/2030	27,892	31,703
7.00%, 03/15/2031	15,662	17,646
6.50%, 05/15/2031	6,222	7,062
7.00%, 06/15/2031	12,972	14,728
8.50%, 06/15/2031	30,256	35,529
6.00%, 07/15/2031	9,898	10,958
7.00%, 07/15/2031	31,074	35,205
6.50%, 08/15/2031	14,055	15,642
6.50%, 08/15/2031	183,798	213,711
6.50%, 08/15/2031	19,021	20,959
6.50%, 08/15/2031	17,063	19,122
6.50%, 10/15/2031	15,469	17,112
6.50%, 01/15/2032	25,652	28,691
6.50%, 01/15/2032	20,963	23,439
3.38% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032 (2)	79,491	80,689
5.52% (-1 x 1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032 IO (2)(5)	73,051	12,909
6.17% (-1 x 1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032 IO (2)(5)	15,812	3,304
6.38%, 02/15/2032	19,565	20,956
6.50%, 02/15/2032	35,086	39,265
6.50%, 02/15/2032	31,887	35,709
11.13% (-2 x 1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032 (2)(5)	40,445	49,625
13.04% (-3 x 1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032 (2)(5)	37,107	47,508
5.47% (-1 x 1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032 IO (2)(5)	31,085	5,394
5.52% (-1 x 1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032 IO (2)(5)	20,279	3,401
6.50%, 03/15/2032	47,411	53,604
6.50%, 03/15/2032	45,443	50,442
7.00%, 03/15/2032	35,119	39,946
7.00%, 03/15/2032	28,484	32,238
6.50%, 04/15/2032	76,380	85,384
6.50%, 04/15/2032	11,405	12,777
6.50%, 04/15/2032	106,221	118,326
7.00%, 04/15/2032	20,557	22,829
7.00%, 04/15/2032	59,501	67,157
6.50%, 05/15/2032	33,982	38,300
7.00%, 05/15/2032	30,458	34,920
6.50%, 06/15/2032	22,031	24,597
6.50%, 06/15/2032	41,015	45,891
6.50%, 06/15/2032	31,878	34,753
6.50%, 07/15/2032	35,670	40,185
6.50%, 07/15/2032	48,201	55,087
0.00%, 09/15/2032 PO	1,157,699	1,044,612
6.00%, 09/15/2032	46,671	51,837
0.00%, 12/15/2032 PO	22,710	19,718
3.23% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032 (2)	46,016	46,815
6.00%, 12/15/2032	49,222	54,166
6.00%, 12/15/2032	86,660	96,748
12.64% (-2 x 1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032 (2)(5)	27,129	34,940
6.00%, 01/15/2033	63,721	71,316
6.00%, 02/15/2033	211,681	233,647
6.00%, 02/15/2033	47,613	53,360
6.00%, 03/15/2033	36,822	39,101
6.50%, 03/15/2033 IO	23,824	5,360
10.30% (-2 x 1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033 (2)(5)	84,034	101,183
5.00%, 07/15/2033	571,092	620,993
5.56% (-1 x 1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033 (2)(5)	462	521
8.32% (-2 x 1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033 (2)(5)	26,818	31,505
3.00%, 08/15/2033	495,000	492,699
10.20% (-2 x 1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033 (2)(5)	24,081	28,945
5.77% (-1 x 1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033 (2)(5)	671,895	721,954
11.04% (-2 x 1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033 (2)(5)	11,503	14,531
3.08% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033 (2)	188,291	190,496
5.00%, 01/15/2034	296,977	323,823
5.50%, 02/15/2034	5,480	5,648
6.00%, 05/15/2034	163,302	176,962
15.39% (-4 x 1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034 (2)(5)	56,400	64,364
0.00%, 07/15/2034 PO	123,371	107,529
4.70% (1 Month LIBOR USD + 0.00%, 8.32% Cap), 07/15/2034 (2)	47,768	50,399
0.00%, 02/15/2035 PO	37,185	33,608
6.00%, 02/15/2035	394,904	430,922
17.23% (-4 x 1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035 (2)(5)	48,806	60,934
0.00%, 04/15/2035 PO	57,950	53,410
6.00%, 04/15/2035	1,057,000	1,181,305
2.88% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035 (2)	63,153	63,154
2.78% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035 (2)	76,801	76,470
10.62% (-3 x 1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035 (2)(5)	2,229	2,661
0.00%, 08/15/2035 PO	7,560	6,925
3.28% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035 (2)	62,284	63,530
0.00%, 09/15/2035 PO	26,859	24,611
11.72% (-3 x 1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035 (2)(5)	36,733	47,783
6.00%, 01/15/2036	141,396	157,349
15.46% (-4 x 1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036 (2)(5)	9,223	12,599
0.00%, 02/15/2036 PO	96,986	88,775
0.00%, 02/15/2036 PO	30,749	26,665
0.00%, 02/15/2036 PO	33,205	30,017
0.00%, 02/15/2036 PO	26,731	23,153
0.00%, 03/15/2036 PO	7,650	6,800
0.00%, 03/15/2036 PO	59,825	53,325
0.00%, 03/15/2036 PO	55,622	50,913
6.00%, 03/15/2036	2,435	3,489
0.00%, 04/15/2036 PO	73,949	63,587
0.00%, 04/15/2036 PO	135,676	118,448
0.00%, 04/15/2036 PO	40,480	36,112
0.00%, 04/15/2036 PO	116,802	107,179
6.00%, 04/15/2036	747,399	842,540
6.00%, 04/15/2036	89,499	100,104
6.00%, 04/15/2036 IO	75,256	15,472
0.00%, 05/15/2036 PO	40,406	35,062
0.00%, 05/15/2036 PO	58,004	49,491
0.00%, 05/15/2036 PO	11,270	9,806
0.00%, 05/15/2036 PO	14,289	11,390
2.93% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 05/15/2036 (2)	517,169	518,065
2.98% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 05/15/2036 (2)	163,414	163,866
0.00%, 06/15/2036 PO	115,477	104,782
6.00%, 06/15/2036	25,151	27,374
12.83% (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036 (2)(5)	22,864	29,060
0.00%, 07/15/2036 PO	28,466	25,050
4.62% (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036 IO (2)(5)	10,382	589
6.50%, 07/15/2036	84,354	93,820
6.50%, 07/15/2036	113,367	125,393
0.00%, 08/15/2036 PO	39,891	35,126
4.17% (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036 IO (2)(5)	607,021	87,784
5.50%, 08/15/2036	62,796	66,627
5.50%, 08/15/2036	176,116	194,055
0.00%, 09/15/2036 PO	18,141	14,397
0.00%, 09/15/2036 PO	21,468	18,303
0.00%, 10/15/2036 PO	45,969	40,105
4.22% (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036 IO (2)(5)	62,791	9,677
7.50%, 11/15/2036	577,663	668,091
0.00%, 12/15/2036 PO	22,477	19,446
7.00%, 12/15/2036	1,416,466	1,627,717
7.50%, 12/15/2036	495,655	586,173
0.00%, 01/15/2037 PO	24,011	20,673
3.66% (-1 x 1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037 IO (2)(5)	38,698	5,701
0.00%, 02/15/2037 PO	64,518	58,479
0.00%, 02/15/2037 PO	6,480	5,821
2.92% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037 (2)	42,084	42,155
6.00%, 02/15/2037	76,510	84,719
0.00%, 03/15/2037 PO	11,858	11,167
3.97% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037 IO (2)(5)	65,326	7,939
4.50%, 03/15/2037	2,000,000	2,139,289
9.00% (-12 x 1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037 (2)(5)	22,000	25,809
0.00%, 04/15/2037 PO	28,542	24,585
6.00%, 04/15/2037	69,247	77,011
0.00%, 05/15/2037 PO	252,069	216,339
0.00%, 05/15/2037 PO	1,558	1,421
0.00%, 05/15/2037 PO	45,836	41,809
6.00%, 05/15/2037	83,542	85,097
0.00%, 06/15/2037 PO	4,734	4,232
0.00%, 06/15/2037 PO	24,513	22,055
0.00%, 07/15/2037 PO	330,661	289,829
2.91% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 9,999.00% Cap), 07/15/2037 (2)	968,972	966,023
4.12% (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037 IO (2)(5)	49,768	7,858
4.00%, 08/15/2037 IO	117,501	1,581
0.00%, 09/15/2037 PO	35,722	30,321
3.08% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037 (2)	17,918	18,092
4.00%, 10/15/2037 IO	16,566	33
3.16% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037 (2)	702,845	712,596
3.94% (-1 x 1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037 IO (2)(5)	267,025	26,765
3.97% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037 IO (2)(5)	182,191	19,997
3.52% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038 IO (2)(5)	353,488	44,760
11.24% (-3 x 1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038 (2)(5)	12,788	14,644
5.50%, 03/15/2038	473,106	522,153
4.32% (-1 x 1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038 IO (2)(5)	145,488	19,895
5.50%, 05/15/2038	46,488	49,741
3.72% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038 IO (2)(5)	145,301	20,392
6.00%, 06/15/2038	14,743	16,339
3.37% (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038 IO (2)(5)	249,753	35,952
5.72%, 10/15/2038 (4)	116,731	126,476
5.50%, 01/15/2039	205,886	226,280
3.52% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039 IO (2)(5)	97,354	13,517
4.34%, 02/15/2039 (4)	86,677	89,200
2.88% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 04/15/2039 (2)	394,454	396,553
2.93% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 05/15/2039 (2)	419,031	419,813
3.62% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039 IO (2)(5)	24,093	1,315
3.82% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039 IO (2)(5)	127,694	7,602
3.68% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039 (2)	34,886	35,636
4.50%, 07/15/2039	604,237	628,874
2.93% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 08/15/2039 (2)	105,495	105,961
3.50%, 08/15/2039	504,590	515,651
0.00%, 10/15/2039 PO	117,090	99,963
5.00%, 10/15/2039 IO	311,796	34,898
3.77% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039 IO (2)(5)	116,378	14,514
0.00%, 01/15/2040 PO	113,838	99,748
1.48%, 01/15/2040 IO (4)(5)	852,500	35,764
9.22% (-3 x 1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040 (2)(5)	365,516	444,057
2.88% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 03/15/2040 (2)	471,093	472,451
4.00%, 03/15/2040	928,799	958,867
3.50%, 09/15/2040	896,881	911,919
2.98% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040 (2)	156,984	157,830
3.52% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040 IO (2)(5)	540,571	76,504
3.52% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040 IO (2)(5)	390,089	48,994
3.03% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040 (2)	1,529,428	1,538,865
5.00%, 12/15/2040	1,254,969	1,373,758
3.03% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041 (2)	1,177,879	1,184,420
5.00%, 05/15/2041	1,255,027	1,446,385
5.50% (-4 x 1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041 (2)(5)	838,869	913,929
5.50% (-4 x 1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041 (2)(5)	276,623	285,188
4.00%, 07/15/2041	1,055,034	1,100,851
2.88% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041 (2)	776,059	776,735
4.00%, 11/15/2041	631,504	658,619
4.00%, 12/15/2041	370,848	391,497
3.50%, 01/15/2042	1,700,000	1,728,426
2.98% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042 (2)	883,017	883,446
2.98% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042 (2)	420,331	421,426
2.93% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042 (2)	2,240,698	2,235,624
2.88% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042 (2)	823,640	818,764
3.00%, 06/15/2043	206,000	199,792
4.50%, 09/15/2043	1,000,000	1,119,502
4.00%, 05/15/2044	5,418,419	5,586,233
3.00%, 04/15/2045	1,832,462	1,841,822
3.50%, 10/15/2045	18,400,318	18,784,266
3.75%, 02/15/2046 (1)	764,084	771,990
7.35%, 11/15/2046 (4)	703,210	812,339
3.50%, 06/15/2048	4,224,730	4,300,766
0.00%, 10/15/2049 PO	357,864	322,992
3.50%, 10/15/2053	9,408,510	9,607,058
Freddie Mac Strips
4.50%, 11/15/2020 IO	3,863	44
4.50%, 12/15/2020 IO	3,071	53
9.00%, 04/01/2022 IO	47	4
0.00%, 04/01/2028 PO	65,781	59,793
5.00%, 09/15/2035 IO	137,300	24,705
5.00%, 09/15/2035 IO	115,883	24,035
5.00%, 09/15/2035 IO	216,904	42,989
5.22% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/01/2036 IO (2)(5)	399,596	72,820
3.03% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042 (2)	2,551,011	2,566,530
3.50%, 07/15/2042	6,039,737	6,201,088
2.98% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042 (2)	1,585,938	1,594,396
3.00%, 08/15/2042	1,974,176	1,950,122
3.03% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042 (2)	1,439,011	1,450,791
3.00%, 01/15/2043	495,359	501,778
0.00%, 09/15/2043 PO	1,002,746	829,319
Freddie Mac Structured Pass-Through Certificates
5.44%, 07/25/2032 (4)	60,712	65,453
4.96%, 07/25/2033 (4)	176,523	186,928
2.47%, 10/25/2037 (4)	1,298,876	1,369,758
7.50%, 02/25/2042	242,407	284,627
7.50%, 08/25/2042 (4)	41,010	49,628
6.50%, 02/25/2043	247,374	286,904
7.00%, 02/25/2043	80,119	92,572
5.23%, 05/25/2043	567,623	621,637
0.00%, 07/25/2043 PO	21,762	18,270
7.50%, 07/25/2043	57,855	69,086
0.00%, 09/25/2043 PO	24,695	19,990
7.50%, 09/25/2043	314,446	365,750
0.00%, 10/25/2043 PO	28,172	13,641
7.00%, 10/25/2043	322,883	376,544
3.60% (12 Month US Treasury Average + 1.20%, 1.20% Floor), 10/25/2044 (2)	546,428	552,196
FREMF 2013-K25 Mortgage Trust
3.62%, 11/25/2045 (3)(4)	2,000,000	2,011,156
FREMF 2013-K35 Mortgage Trust
3.94%, 12/25/2046 (3)(4)	2,951,000	2,995,904
FREMF 2014-K40 Mortgage Trust
4.07%, 11/25/2047 (3)(4)	2,273,000	2,279,733
FREMF 2014-K41 Mortgage Trust
3.83%, 11/25/2047 (3)(4)	6,000,000	5,956,831
FREMF 2015-K44 Mortgage Trust
3.68%, 01/25/2048 (3)(4)	3,510,000	3,545,045
FREMF 2015-K45 Mortgage Trust
3.59%, 04/25/2048 (3)(4)	2,135,000	2,140,763
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048 (3)(4)	4,000,000	3,896,666
FREMF 2015-K51 Mortgage Trust
3.95%, 10/25/2048 (3)(4)	1,500,000	1,478,306
FREMF 2015-K720 Mortgage Trust
3.39%, 08/25/2047 (3)(4)	4,000,000	3,937,150
FREMF 2016-K52 Mortgage Trust
3.92%, 11/25/2025 (3)(4)	4,750,000	4,840,617
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049 (3)(4)	2,450,000	2,420,543
FREMF 2016-K722 Mortgage Trust
3.84%, 07/25/2049 (3)(4)	1,845,000	1,853,623
Ginnie Mae I Pool
9.00%, 02/15/2020	7	7
7.50%, 11/15/2022	50	50
7.50%, 03/15/2023	193	199
7.00%, 08/15/2023	223	227
7.00%, 09/15/2023	8,830	9,189
7.00%, 11/15/2023	510	534
6.50%, 01/15/2024	2,902	3,186
7.00%, 02/15/2024	3,492	3,593
9.50%, 10/15/2024	8,189	8,468
9.00%, 11/15/2024	266	274
9.50%, 12/15/2025	934	945
7.50%, 11/15/2026	942	955
7.50%, 07/15/2027	1,532	1,568
6.50%, 03/15/2028	7,270	7,981
7.50%, 07/15/2028	671	681
8.00%, 08/15/2028	1,244	1,246
6.50%, 09/15/2028	15,375	16,879
7.50%, 09/15/2028	3,798	4,110
6.50%, 10/15/2028	983	1,079
6.00%, 11/15/2028	9,615	10,362
7.00%, 09/15/2031	82,292	95,255
6.50%, 01/15/2032	62,812	71,871
6.50%, 07/15/2032	2,378	2,611
6.50%, 02/15/2033	10,519	11,548
7.00%, 02/15/2033	5,757	6,343
5.50%, 04/15/2033	282,248	310,430
6.50%, 04/15/2033	6,135	6,735
5.50%, 06/15/2033	3,254	3,572
7.00%, 06/15/2033	18,862	22,113
5.50%, 12/15/2033	11,237	12,363
5.50%, 07/15/2034	6,934	7,597
5.50%, 09/15/2034	15,618	16,781
7.00%, 06/15/2035	216,126	247,367
6.50%, 12/15/2035	73,017	82,782
7.00%, 04/15/2037	34,389	38,853
7.50%, 10/15/2037	38,584	46,018
4.00%, 06/15/2039	479,688	498,364
4.50%, 04/15/2040	2,654,396	2,792,603
4.00%, 10/15/2040	270,331	280,814
3.50%, 01/15/2042	5,273,796	5,415,939
3.50%, 03/15/2043	1,272,186	1,306,462
3.50%, 04/15/2043	4,683,880	4,824,149
3.00%, 05/15/2043	683,746	690,422
3.50%, 06/15/2043	1,748,190	1,795,238
3.50%, 07/15/2043	637,171	654,308
Ginnie Mae II pool
4.00%, 11/20/2044	2,797,889	2,910,553
3.00%, 07/20/2045	3,193,344	3,214,556
Ginnie Mae II Pool
8.50%, 03/20/2025	227	233
8.50%, 04/20/2025	1,465	1,578
8.50%, 05/20/2025	3,226	3,461
8.00%, 12/20/2025	575	620
8.00%, 06/20/2026	1,312	1,439
8.00%, 08/20/2026	1,070	1,207
8.00%, 09/20/2026	1,223	1,399
8.00%, 11/20/2026	993	1,120
8.00%, 10/20/2027	2,435	2,717
8.00%, 11/20/2027	2,114	2,342
8.00%, 12/20/2027	970	1,065
7.50%, 02/20/2028	1,344	1,477
6.00%, 03/20/2028	6,420	6,998
8.00%, 06/20/2028	527	532
8.00%, 08/20/2028	130	134
7.50%, 09/20/2028	4,660	5,215
8.00%, 09/20/2028	352	360
6.50%, 07/20/2029	72,904	82,072
6.00%, 11/20/2033	4,969	5,614
5.00%, 10/20/2037	323,254	345,896
7.00%, 08/20/2038	27,797	31,725
6.00%, 09/20/2038	495,848	548,202
6.00%, 11/20/2038	5,176	5,611
6.00%, 08/20/2039	262,616	290,172
5.50%, 09/20/2039	157,647	168,137
4.50%, 06/20/2040	892,614	939,853
5.00%, 07/20/2040	223,734	240,120
4.00%, 10/20/2040	2,556,426	2,662,802
4.50%, 01/20/2041	702,503	739,713
4.50%, 03/20/2041	665,456	700,683
4.50%, 04/15/2041 (6)	16,605,000	17,243,498
5.00%, 04/15/2041 (6)	9,045,000	9,449,022
4.50%, 05/20/2041	332,384	349,989
4.50%, 06/20/2041	2,342,574	2,466,411
4.50%, 09/20/2041	727,550	765,904
4.00%, 04/15/2042 (6)	21,285,000	21,984,245
3.00%, 06/20/2042	372,380	374,858
4.00%, 06/20/2042	3,277,683	3,413,192
3.00%, 08/20/2042	5,017,776	5,051,115
3.50%, 10/20/2042	5,658,214	5,802,259
4.00%, 10/20/2042	6,661,066	6,935,323
3.00%, 11/20/2042	2,775,369	2,793,804
3.50%, 11/20/2042	1,946,524	1,996,086
3.00%, 12/20/2042	1,410,401	1,419,772
4.00%, 12/20/2042	3,219,662	3,352,211
3.00%, 01/20/2043	1,428,702	1,438,187
4.00%, 02/20/2043	1,491,816	1,553,286
3.00%, 04/20/2043	3,603,373	3,627,303
3.50%, 05/20/2043	1,315,057	1,348,521
3.00%, 09/20/2043	1,092,286	1,099,544
4.50%, 09/20/2043	1,905,495	2,004,893
3.00%, 10/20/2043	161,919	162,995
4.00%, 10/20/2043	5,090,049	5,295,501
4.50%, 10/20/2043	3,629,214	3,818,862
4.50%, 12/20/2043	1,899,895	1,999,180
3.00%, 01/20/2044	964,802	971,204
5.00%, 06/20/2044	921,534	985,546
3.00%, 07/20/2044	453,004	456,010
5.00%, 07/20/2044	806,351	862,219
3.00%, 12/20/2044	870,703	877,936
4.00%, 12/20/2044	1,957,259	2,036,115
3.50%, 03/20/2045	1,959,463	2,006,195
4.00%, 03/20/2045	503,281	523,588
3.00%, 04/15/2045 (6)	1,040,000	1,044,997
3.50%, 04/15/2045 (6)	15,530,000	15,872,145
3.00%, 04/20/2045	8,116,380	8,170,294
3.50%, 04/20/2045	15,666,025	16,039,639
3.00%, 05/20/2045	1,412,131	1,421,504
4.00%, 05/20/2045	6,635,093	6,902,173
5.00%, 08/20/2045	1,028,184	1,098,467
3.00%, 10/20/2045	3,594,923	3,618,800
3.50%, 10/20/2045	12,677,133	12,980,061
3.00%, 11/20/2045	847,496	853,127
4.00%, 11/20/2045	5,510,446	5,732,356
4.00%, 01/20/2046	1,310,456	1,358,457
4.50%, 01/20/2046	3,203,591	3,370,498
4.00%, 03/20/2046	1,417,457	1,471,005
3.00%, 04/20/2046	8,734,308	8,792,308
3.50%, 04/20/2046	38,755,163	39,680,262
4.00%, 04/20/2046	3,761,278	3,891,929
3.00%, 05/20/2046	358,800	361,293
4.00%, 05/20/2046	6,502,226	6,740,035
3.50%, 06/20/2046	4,611,632	4,726,011
4.00%, 06/20/2046	2,992,123	3,105,214
3.00%, 07/20/2046	6,886,141	6,931,889
3.50%, 07/20/2046	24,223,336	24,801,968
4.50%, 07/20/2046	1,652,604	1,738,830
3.00%, 08/20/2046	17,472,285	17,588,382
3.00%, 09/20/2046	2,339,204	2,356,188
4.50%, 09/20/2046	2,930,025	3,076,963
5.00%, 09/20/2046	2,610,071	2,791,222
4.00%, 11/20/2046	2,869,662	2,983,363
4.50%, 11/20/2046	5,120,195	5,405,422
2.50%, 12/20/2046	3,353,907	3,286,152
3.50%, 12/20/2046	9,729,855	9,962,141
3.00%, 01/20/2047	5,262,621	5,296,789
3.50%, 01/20/2047	762,491	780,626
3.00%, 02/20/2047	7,222,878	7,269,747
3.50%, 02/20/2047	9,836,669	10,069,503
4.00%, 02/20/2047	5,024,379	5,191,491
3.00%, 03/20/2047	790,055	795,665
3.50%, 03/20/2047	12,016,521	12,301,271
4.00%, 03/20/2047	10,959,999	11,346,241
4.50%, 03/20/2047	1,171,667	1,227,471
3.00%, 04/20/2047	9,689,660	9,749,592
3.00%, 05/20/2047	5,223,821	5,256,921
4.00%, 05/20/2047	936,774	967,931
3.00%, 06/20/2047	5,482,856	5,515,955
3.00%, 07/20/2047	13,756,817	13,835,756
4.50%, 07/20/2047	11,989,402	12,454,498
3.00%, 08/20/2047	7,507,005	7,547,841
4.50%, 08/20/2047	3,260,213	3,386,684
4.00%, 09/20/2047	41,435,718	42,813,874
5.00%, 10/20/2047	614,318	652,113
5.00%, 11/20/2047	2,733,471	2,890,813
4.25%, 12/20/2047	1,885,395	1,967,092
4.00%, 01/20/2048	3,004,644	3,104,579
4.50%, 01/20/2048	2,939,327	3,053,350
4.50%, 02/20/2048	23,921,345	24,907,589
4.50%, 03/20/2048	1,519,405	1,578,346
4.50%, 04/20/2048	4,592,581	4,841,962
4.50%, 04/20/2048	1,500,578	1,558,789
4.50%, 04/20/2048	2,022,319	2,125,429
4.50%, 04/20/2048	2,888,980	3,033,642
4.50%, 05/20/2048	11,178,297	11,762,412
4.50%, 05/20/2048	3,345,197	3,499,815
4.50%, 05/20/2048	6,802,753	7,172,160
5.00%, 06/20/2048	5,442,891	5,831,740
5.00%, 07/20/2048	7,470,743	8,004,427
5.00%, 07/20/2048	1,432,648	1,533,773
4.50%, 09/20/2048	977,181	1,015,260
4.50%, 10/20/2048	15,850,791	16,471,844
4.00%, 11/20/2048	8,973,062	9,271,507
4.50%, 12/20/2048	14,088,181	14,696,685
4.00%, 01/20/2049	12,599,903	13,018,977
4.45%, 05/20/2063 (4)	337,859	342,790
GMACM Mortgage Loan Trust 2003-AR2
4.80%, 12/19/2033 (4)	184,414	185,832
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	8,114	8,319
GMACM Mortgage Loan Trust 2005-AR3
3.85%, 06/19/2035 (4)	94,058	92,112
Gosforth Funding 2018-1 Plc
3.10% (3 Month LIBOR USD + 0.45%), 08/25/2060 (2) (3)	7,655,329	7,622,067
Government National Mortgage Association
5.00%, 04/16/2023	32,838	32,907
6.50%, 10/16/2024	90,096	89,997
6.00%, 02/20/2029	99,613	99,502
6.12% (-1 x 1 Month LIBOR USD + 8.60%, 8.60% Cap), 08/16/2029 IO (2)(5)	11,749	101
9.00%, 10/20/2030	19,354	22,704
9.00%, 11/16/2030 IO	1,255	1
9.00%, 11/20/2030	12,456	14,706
6.07% (-1 x 1 Month LIBOR USD + 8.55%, 8.55% Cap), 03/16/2031 IO (2)(5)	6,323	18
14.56% (-3 x 1 Month LIBOR USD + 21.01%, 21.01% Cap), 03/17/2031 (2)(5)	52,639	53,840
5.77% (-1 x 1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031 IO (2)(5)	15,165	113
5.47% (-1 x 1 Month LIBOR USD + 7.95%, 7.95% Cap), 04/16/2032 IO (2)(5)	51,524	388
8.20% (-2 x 1 Month LIBOR USD + 11.93%, 11.93% Cap), 04/16/2032 (2)(5)	5,056	5,144
9.00% (-8 x 1 Month LIBOR USD + 66.27%, 9.00% Cap), 06/16/2032 (2)(5)	1,701	1,834
6.50%, 06/20/2032	210,238	209,959
6.50%, 07/16/2032	61,679	61,625
6.00%, 07/20/2032	21,110	21,085
6.50%, 07/20/2032	72,929	72,844
6.50%, 07/20/2032	108,506	108,379
10.15% (-2 x 1 Month LIBOR USD + 14.70%, 14.70% Cap), 11/17/2032 (2)(5)	13,387	14,630
6.00%, 11/20/2032	146,000	154,156
0.00%, 12/20/2032 PO	47,996	46,862
5.50%, 01/16/2033	408,663	443,539
6.50%, 01/20/2033	107,936	119,801
5.22% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/16/2033 IO (2)(5)	45,083	3,866
0.00%, 02/17/2033 PO	21,917	21,459
5.21% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033 IO (2)(5)	24,186	4,270
0.00%, 03/16/2033 PO	8,099	7,485
4.81% (-1 x 1 Month LIBOR USD + 7.67%, 7.67% Cap), 03/17/2033 (2)(5)	2,365	2,365
6.50%, 03/20/2033	206,874	228,689
6.50%, 03/20/2033	60,705	65,910
5.50%, 04/20/2033	228,658	245,247
6.50%, 05/20/2033	79,662	88,132
0.00%, 06/16/2033 PO	41,154	35,661
6.00%, 09/16/2033	128,087	140,661
0.00%, 10/20/2033 PO	6,467	5,824
5.82%, 10/20/2033 (4)	152,502	169,292
4.07% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033 IO (2)(5)	87,299	9,703
4.07% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033 IO (2)(5)	82,977	11,477
5.50%, 03/16/2034	3,376,104	3,661,469
12.84% (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034 (2)(5)	41,522	56,635
11.26% (-2 x 1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034 (2)(5)	4,312	4,895
0.00%, 06/20/2034 PO	73,624	66,851
6.00%, 06/20/2034	277,751	304,386
9.73% (-2 x 1 Month LIBOR USD + 14.86%, 14.86% Cap), 08/17/2034 (2)(5)	30,382	33,140
5.72%, 08/20/2034 (4)	82,175	90,250
4.07% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034 IO (2)(5)	289,101	43,086
7.00% (-6 x 1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034 (2)(5)	32,505	34,775
17.25% (-5 x 1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034 (2)(5)	32,505	45,749
8.90% (-2 x 1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034 (2)(5)	4,068	4,376
15.28% (-4 x 1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034 (2)(5)	26,954	36,064
3.61% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034 IO (2)(5)	423,638	56,354
7.22% (-2 x 1 Month LIBOR USD + 12.20%, 12.20% Cap), 10/20/2034 (2)(5)	4,036	4,095
3.59% (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034 IO (2)(5)	219,360	8,402
4.26% (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035 IO (2)(5)	292,359	34,424
10.45% (-2 x 1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035 (2)(5)	107,533	123,759
4.31% (-1 x 1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035 (2)(5)	152,177	159,491
5.50%, 07/20/2035 IO	30,470	6,546
12.56% (-3 x 1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035 (2)(5)	16,448	23,081
0.00%, 08/20/2035 PO	178,685	153,462
13.31% (-4 x 1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035 (2)(5)	3,093	3,381
3.81% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035 IO (2)(5)	601,499	78,606
5.50%, 09/20/2035	182,271	195,597
0.00%, 10/20/2035 PO	38,011	32,975
0.00%, 11/20/2035 PO	55,653	48,592
6.00%, 12/20/2035 IO	58,122	11,010
5.75%, 02/20/2036	33,341	34,838
0.00%, 03/20/2036 PO	48,343	44,233
0.00%, 05/20/2036 PO	66,571	60,862
4.01% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036 IO (2)(5)	8,282	405
0.00%, 07/20/2036 PO	9,534	8,557
6.50%, 07/20/2036	270,621	307,097
6.50%, 08/20/2036	366,721	406,509
4.21% (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036 IO (2)(5)	91,955	15,178
5.56%, 10/20/2036	166,499	176,944
4.31% (-1 x 1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036 IO (2)(5)	146,037	19,468
5.88%, 02/20/2037 (4)	54,683	61,294
0.00%, 03/20/2037 PO	173,062	157,471
3.71% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037 IO (2)(5)	157,357	20,372
0.00%, 04/16/2037 PO	86,421	71,996
4.33% (-1 x 1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037 IO (2)(5)	222,722	36,710
3.71% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037 IO (2)(5)	86,721	8,803
6.02%, 04/20/2037 (4)	104,708	114,798
2.78% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037 (2)	63,237	63,120
0.00%, 05/20/2037 PO	13,956	12,002
3.71% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037 IO (2)(5)	173,615	17,411
3.71% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037 IO (2)(5)	175,800	19,982
0.00%, 06/16/2037 PO	256,845	224,972
0.00%, 06/16/2037 PO	26,971	22,558
3.99% (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037 IO (2)(5)	115,655	14,758
3.76% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037 IO (2)(5)	139,560	13,879
4.15% (-1 x 1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037 IO (2)(5)	197,896	23,771
4.19% (-1 x 1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037 IO (2)(5)	197,094	25,251
4.26% (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037 IO (2)(5)	135,267	18,020
4.29% (-1 x 1 Month LIBOR USD + 6.78%, 6.78% Cap), 08/20/2037 IO (2)(5)	49,517	5,298
0.00%, 09/20/2037 PO	24,029	23,005
4.06% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037 IO (2)(5)	134,574	17,974
12.74% (-3 x 1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037 (2)(5)	34,844	42,972
5.50%, 10/16/2037 IO	194,728	20,441
8.42% (-2 x 1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037 (2)(5)	23,972	26,519
0.00%, 11/16/2037 PO	274,063	241,757
4.06% (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037 IO (2)(5)	153,255	16,285
3.51% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037 IO (2)(5)	154,527	18,185
4.01% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037 IO (2)(5)	297,444	36,274
4.02% (-1 x 1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037 IO (2)(5)	171,769	19,393
4.06% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037 IO (2)(5)	134,951	16,671
12.49% (-3 x 1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037 (2)(5)	16,956	21,965
4.06% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037 IO (2)(5)	207,348	27,651
0.00%, 01/20/2038 PO	9,769	8,399
5.48%, 01/20/2038 (4)	717,499	798,684
3.51% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038 IO (2)(5)	1,360,451	197,320
5.50%, 02/20/2038 IO	33,462	4,825
5.22% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038 IO (2)(5)	79,980	13,984
3.81% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038 IO (2)(5)	212,029	26,802
3.92% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038 IO (2)(5)	704,851	106,233
3.71% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038 IO (2)(5)	51,173	5,440
6.00%, 06/20/2038	106,060	119,750
3.31% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038 (2)	426,745	434,607
3.66% (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038 IO (2)(5)	182,912	19,417
5.75%, 07/20/2038	177,774	186,524
3.51% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038 IO (2)(5)	65,530	8,609
5.57%, 08/20/2038 (4)	263,791	295,982
3.41% (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038 IO (2)(5)	218,178	28,185
3.71% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038 IO (2)(5)	443,849	44,937
5.11% (-1 x 1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038 IO (2)(5)	94,411	13,383
6.13%, 11/20/2038 (4)	178,150	199,852
3.92% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/16/2038 IO (2)(5)	12,750	134
3.21% (-1 x 1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038 IO (2)(5)	224,291	21,568
3.51% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038 IO (2)(5)	123,843	10,889
4.81% (-1 x 1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038 IO (2)(5)	395,445	51,340
5.86%, 12/20/2038 (4)	608,385	680,617
6.00%, 12/20/2038 IO	50,041	4,241
5.40%, 01/20/2039 (4)	826,262	896,510
3.62% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039 IO (2)(5)	102,053	12,559
3.67% (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039 IO (2)(5)	162,670	14,314
3.46% (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039 IO (2)(5)	180,939	19,906
3.55% (-1 x 1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039 IO (2)(5)	111,117	9,825
3.81% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039 IO (2)(5)	174,515	12,494
3.81% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039 IO (2)(5)	30,527	356
6.50%, 03/20/2039 IO	129,553	32,430
6.50%, 03/20/2039 IO	56,913	12,254
3.78% (-1 x 1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039 IO (2)(5)	324,881	33,197
5.50%, 05/20/2039 IO	38,736	7,177
6.00%, 05/20/2039 IO	52,989	12,244
3.92% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 06/16/2039 IO (2)(5)	145,656	4,385
3.46% (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039 IO (2)(5)	175,990	21,662
3.59% (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039 IO (2)(5)	248,170	28,021
3.62% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039 IO (2)(5)	285,379	28,843
3.77% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039 IO (2)(5)	273,803	35,772
7.00%, 08/16/2039	151,146	165,320
3.60% (-1 x 1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039 IO (2)(5)	433,475	44,272
5.50%, 09/20/2039	317,000	373,211
5.50%, 10/20/2039	983,767	1,082,459
3.92% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039 IO (2)(5)	351,765	43,101
5.18%, 06/20/2040 (4)	175,891	189,312
5.56%, 07/20/2040 (4)	255,288	283,903
7.00%, 10/16/2040	504,111	577,301
0.00%, 12/20/2040 PO	673,865	567,960
4.11% (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041 IO (2)(5)	339,463	52,018
4.67%, 09/20/2041 (4)	384,942	411,299
4.60%, 10/20/2041 (4)	719,285	765,544
4.53%, 11/16/2041 (4)	403,237	436,020
3.00%, 12/20/2041	1,000,000	1,003,249
3.71%, 01/20/2042 (4)	423,496	441,656
3.98%, 09/16/2042 (4)	252,938	265,172
4.64%, 10/20/2042 (4)	1,338,198	1,422,568
4.76%, 11/20/2042 (4)	222,667	238,656
4.49%, 04/20/2043 (4)	246,916	257,573
3.50%, 09/20/2046	1,266,381	1,295,799
3.50%, 01/20/2048	2,545,345	2,591,918
2.96% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060 (2)	20,161	20,047
2.94% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060 (2)	193,469	193,275
5.23%, 07/20/2060 (4)	636,640	644,925
2.81% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060 (2)	11,642	11,628
2.98% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 5.29% Cap), 01/20/2061 (2)	606,939	606,915
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061 (2)	2,019,031	2,019,398
3.16% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061 (2)	110,727	110,932
3.21% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061 (2)	108,572	108,836
2.98% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.72% Cap), 08/20/2061 (2)	553,361	553,067
3.06% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061 (2)	180,823	180,875
3.06% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 10.50% Cap), 12/20/2061 (2)	5,767,338	5,774,715
3.06% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062 (2)	97,649	97,677
3.21% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062 (2)	905,249	911,460
2.96% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062 (2)	39,002	38,996
3.06% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062 (2)	83,144	83,200
3.09% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062 (2)	729,539	729,918
3.10% (1 Month LIBOR USD + 0.59%, 0.59% Floor, 5.50% Cap), 09/20/2062 (2)	49,817	49,817
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.00% Cap), 10/20/2062 (2)	58,172	58,174
3.02% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062 (2)	2,576,750	2,577,969
3.11% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062 (2)	234,250	234,411
2.81% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062 (2)	28,772	28,730
2.85% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062 (2)	2,273,420	2,264,237
1.65%, 01/20/2063	1,934,898	1,914,181
2.83% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063 (2)	1,185,879	1,181,025
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063 (2)	69,436	69,444
1.65%, 02/20/2063	2,399,628	2,372,610
2.93% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063 (2)	228,976	228,340
2.96% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 02/20/2063 (2)	1,333,382	1,331,953
2.92% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063 (2)	1,002,304	1,000,233
2.98% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063 (2)	298,955	298,792
1.65%, 04/20/2063	859,675	846,388
2.98% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063 (2)	2,536,668	2,535,350
3.16% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064 (2)	2,698,013	2,709,049
3.16% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064 (2)	5,712,225	5,735,607
3.20% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064 (2)	2,737,372	2,757,902
3.16% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064 (2)	2,756,701	2,766,963
3.11% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 12.23% Cap), 04/20/2064 (2)	3,005,054	3,017,149
3.11% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064 (2)	3,453,619	3,463,171
3.11% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064 (2)	5,470,001	5,492,551
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064 (2)	2,272,511	2,272,858
2.98% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064 (2)	3,718,723	3,716,672
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064 (2)	2,414,728	2,415,110
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064 (2)	1,775,294	1,775,572
2.98% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064 (2)	3,867,302	3,863,789
3.11% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064 (2)	1,317,413	1,316,005
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064 (2)	3,322,479	3,323,079
2.98% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065 (2)	2,031,656	2,030,303
2.99% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065 (2)	3,705,982	3,703,779
2.99% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065 (2)	7,435,591	7,431,345
2.99% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065 (2)	5,404,812	5,401,492
2.96% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065 (2)	1,723,107	1,720,971
2.95% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065 (2)	3,454,795	3,447,202
2.98% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065 (2)	568,129	567,555
3.11% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 11/20/2065 (2)	6,487,753	6,515,176
3.51% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 12/20/2066 (2)	2,151,789	2,185,829
3.07% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067 (2)	6,470,950	6,488,057
2.12% (12 Month LIBOR USD + 0.00%, 2.34% Floor), 05/20/2067 IO (2)	14,965,209	1,959,408
1.62% (12 Month LIBOR USD + 0.00%, 2.29% Floor), 06/20/2067 IO (2)	14,579,856	1,391,117
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067 (2)	6,616,339	6,617,398
2.96% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067 (2)	3,586,520	3,583,444
GS Mortgage Securities Co. II
2.71%, 12/10/2027 (3)	1,125,514	1,123,680
GS Mortgage Securities Co. Trust 2012-ALOHA
3.55%, 04/12/2034 (3)	4,200,000	4,278,827
GS Mortgage Securities Co. Trust 2012-SHOP
1.30%, 06/05/2031 IO (3)(4)	7,793,000	619
GS Mortgage Securities Corp. II
4.26%, 07/12/2051	28,521,000	30,140,180
GS Mortgage Securities Trust 2006-GG8
0.87%, 11/14/2039 IO (3)(4)	1,586,563	11,224
GS Mortgage Securities Trust 2011-GC5
5.39%, 08/10/2044 (3)(4)	258,000	250,242
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/13/2045	13,183,412	13,195,227
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/12/2046 (4)	5,880,000	6,088,679
GS Mortgage Securities Trust 2013-GC16
1.04%, 11/13/2046 IO (4)	16,986,558	688,215
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/12/2046	1,260,000	1,273,309
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047	4,338,000	4,541,912
3.80%, 01/11/2047	4,486,700	4,632,418
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/13/2047	8,000,000	8,147,002
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/12/2048	9,000,000	9,051,884
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/15/2049	12,000,000	12,078,506
3.44%, 11/15/2049 (4)	1,317,000	1,345,865
GSMPS Mortgage Loan Trust 2004-4
2.89% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034 (2) (3)	57,113	54,431
GSMPS Mortgage Loan Trust 2005-RP2
2.84% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035 (2) (3)	103,848	96,565
GSMPS Mortgage Loan Trust 2005-RP3
2.02%, 09/25/2035 IO (3)(4)	479,794	47,221
2.84% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035 (2) (3)	650,776	577,512
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	23,267	24,109
GSR Mortgage Loan Trust 2003-6F
2.89% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 09/25/2032 (2)	5,142	5,086
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	69,296	71,478
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	94,201	96,441
6.50%, 05/25/2034	59,016	62,885
GSR Mortgage Loan Trust 2005-5F
2.99% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035 (2)	27,613	26,178
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	123,243	128,899
GSR Mortgage Loan Trust 2005-AR6
4.39%, 09/25/2035 (4)	7,872	7,961
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	61,764	72,802
6.00%, 02/25/2036	344,715	285,757
Headlands Residential LLC
3.88%, 08/25/2022 (1) (3)	6,170,000	6,123,541
4.25%, 06/26/2023 (1) (3)	8,245,000	8,247,218
Home Re 2018-1 Ltd.
4.09% (1 Month LIBOR USD + 1.60%), 10/25/2028 (2) (3)	1,880,000	1,883,548
HomeBanc Mortgage Trust 2005-3
2.73% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.50% Cap), 07/25/2035 (2)	510,314	505,777
Impac CMB Trust Series 2004-4
4.65%, 09/25/2034 (1)	8,955	9,497
Impac CMB Trust Series 2004-7
3.23% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034 (2)	958,572	955,022
Impac CMB Trust Series 2005-4
3.09% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 10.25% Cap), 05/25/2035 (2)	118,574	117,045
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	77,213	80,463
Impac Secured Assets Trust 2006-1
2.84% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 05/25/2036 (2)	376,258	371,295
Impac Secured Assets Trust 2006-2
2.84% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 08/25/2036 (2)	393,898	386,999
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035 (3)	5,445,000	5,617,398
JP Morgan Alternative Loan Trust
4.29%, 03/25/2036 (4)	33,436	31,012
JP Morgan Chase Commercial Mortgage Securities Corp.
3.46%, 03/17/2050	20,000,000	20,391,430
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.02%, 08/12/2037 IO (3)(4)	6,593,937	1,121
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.00%, 06/12/2043 IO (4)	3,451,668	4,089
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
2.64% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 05/15/2047 (2)	45,862	46,062
5.34%, 05/15/2047	413,000	381,500
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051 IO (4)	1,471,021	15
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,184,629
JP Morgan Mortgage Trust 2004-A3
4.54%, 07/25/2034 (4)	19,888	20,350
JP Morgan Mortgage Trust 2004-A4
4.64%, 09/25/2034 (4)	46,120	47,351
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	7,338	7,304
JP Morgan Mortgage Trust 2005-A1
4.57%, 02/25/2035 (4)	108,056	110,781
JP Morgan Mortgage Trust 2005-A4
4.33%, 07/25/2035 (4)	109,797	110,399
JP Morgan Mortgage Trust 2006-A2
4.63%, 11/25/2033 (4)	334,296	342,671
4.48%, 08/25/2034 (4)	639,827	657,211
JP Morgan Mortgage Trust 2006-A3
4.06%, 08/25/2034 (4)	75,470	74,987
JP Morgan Mortgage Trust 2006-A7
4.21%, 01/25/2037 (4)	69,665	66,326
4.21%, 01/25/2037 (4)	122,202	116,676
JP Morgan Mortgage Trust 2007-A1
4.69%, 07/25/2035 (4)	74,020	75,957
4.69%, 07/25/2035 (4)	1,129,108	1,160,194
JP Morgan Mortgage Trust 2007-A2
4.49%, 04/25/2037 (4)	259,524	245,557
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/17/2047	2,288,937	2,381,477
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/17/2047	2,010,000	2,039,811
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/18/2047	13,000,000	13,279,666
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/19/2048	2,728,232	2,722,455
JPMBB Commercial Mortgage Securities Trust 2016-C1
3.31%, 03/17/2049	10,000,000	10,130,282
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/16/2050	20,000,000	20,001,504
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (3)	1,027,000	1,070,246
LB-UBS Commercial Mortgage Trust 2007-C2
0.33%, 02/15/2040 IO (4)	410,531	66
LCCM 2017-LC26
3.29%, 07/12/2050 (3)	20,300,000	20,032,042
Lehman Mortgage Trust 2006-2
5.79%, 04/25/2036 (4)(9)	55,015	48,162
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	37,116	34,543
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	338,026	233,245
Luminent Mortgage Trust 2005-1
2.75% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 11.50% Cap), 11/25/2035 (2)	1,616,779	1,575,239
MASTR Adjustable Rate Mortgages Trust 2004-13
4.73%, 04/21/2034 (4)	142,997	146,940
MASTR Adjustable Rate Mortgages Trust 2004-15
4.86%, 12/25/2034 (4)	39,095	37,789
MASTR Adjustable Rate Mortgages Trust 2004-3
4.17%, 04/25/2034 (4)	40,835	38,291
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	31,099	32,090
6.00%, 01/25/2034	25,325	26,120
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	1,475	1,475
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	73,060	72,755
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	198,348	208,242
6.25%, 04/25/2034	46,824	49,349
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	29,894	25,050
6.00%, 07/25/2034	19,249	19,734
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	24,135	20,391
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	1,759	1,771
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	32,132	30,863
MASTR Asset Backed Securities Trust 2006-NC1
3.09% (1 Month LIBOR USD + 0.60%, 0.30% Floor), 01/25/2036 (2)	1,483,806	1,485,212
MASTR Asset Securitization Trust
4.50%, 12/25/2019	192	192
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	3,607	3,382
5.00%, 12/25/2033	10,359	10,372
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	2,213	1,893
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033	53,651	55,039
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	69	55
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	199	158
4.75%, 08/25/2019	299	204
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	1,286	1,283
MASTR Reperforming Loan Trust 2005-2
2.84% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035 (2) (3)	897,990	699,209
MASTR Reperforming Loan Trust 2006-2
4.39%, 05/25/2036 (3)(4)	108,252	103,738
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035 PO (3)	26,670	19,255
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
3.70%, 06/25/2037 (4)	86,996	86,222
Merrill Lynch Mortgage Investors Trust Series 2003-A5
4.52%, 08/25/2033 (4)	43,762	45,253
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
3.11% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.75% Cap), 10/25/2028 (2)	91,395	91,138
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
3.13% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.75% Cap), 10/25/2028 (2)	113,655	112,598
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
4.31%, 12/25/2034 (4)	89,565	89,632
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
2.95% (1 Month LIBOR USD + 0.46%, 0.23% Floor, 11.75% Cap), 04/25/2029 (2)	36,372	35,808
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
3.51% (6 Month LIBOR USD + 0.60%, 0.30% Floor, 11.75% Cap), 07/25/2029 (2)	66,732	65,884
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
4.08%, 08/25/2034 (4)	88,534	90,834
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
4.45%, 02/25/2035 (4)	132,517	134,251
MetLife Securitization Trust 2018-1
3.75%, 03/25/2057 (3)(4)	3,460,555	3,505,812
ML Trust XLVII
8.99%, 10/20/2020	60	60
ML-CFC Commercial Mortgage Trust 2006-4
0.24%, 12/12/2049 IO (3)(4)	692,899	30
Morgan Stanley
5.63%, 04/25/2034 (4)	201,109	214,765
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	7,949,326	7,958,608
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
3.67%, 02/15/2047	3,733,539	3,778,082
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	3,415,000	3,458,490
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	27,200,000	27,950,132
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 08/15/2047	5,000,000	5,119,235
3.73%, 08/15/2047	6,507,000	6,753,235
Morgan Stanley Capital I Trust 2006-IQ12
0.63%, 12/15/2043 IO (3)(4)	869,665	36
Morgan Stanley Capital I Trust 2007-HQ11
0.40%, 02/12/2044 IO (3)(4)	430,167	108
Morgan Stanley Capital I Trust 2007-HQ13
0.00%, 12/16/2044 IO (3)(4)	464,702	5
Morgan Stanley Capital I Trust 2007-IQ13
0.33%, 03/15/2044 IO (3)(4)	690,149	3,548
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/16/2049	227,439	227,595
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/17/2045	367,242	367,325
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029 (3)	4,241,000	4,295,259
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/17/2049	20,000,000	19,232,204
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051	1,637,000	1,773,898
Morgan Stanley Capital I Trust 2019-L2
4.07%, 03/15/2052	1,884,000	2,005,344
Morgan Stanley Mortgage Loan Trust 2004-9
3.13%, 10/25/2019 (4)	17,343	16,339
MortgageIT Trust 2005-2
3.01% (1 Month LIBOR USD + 0.52%, 0.26% Floor, 11.50% Cap), 05/25/2035 (2)	841,781	842,700
MortgageIT Trust 2005-3
3.09% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 11.50% Cap), 08/25/2035 (2)	2,501,884	2,449,617
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
2.96% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030 (2)	237,136	234,647
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
2.92% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030 (2)	53,840	52,167
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (3)(4)	59,100	58,350
NCUA Guaranteed Notes Trust 2010-R3
2.40%, 12/08/2020	87,250	87,163
3.04% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 8.00% Cap), 12/08/2020 (2)	1,251,498	1,254,670
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057 (3)(4)	3,969,840	4,058,072
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057 (3)(4)	6,750,431	6,897,964
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057 (3)(4)	4,561,243	4,661,208
New Residential Mortgage Loan Trust 2018-RPL1
3.50%, 12/25/2057 (3)(4)	27,599,077	27,747,988
Nomura Asset Acceptance Co. Alternative Loan Trust Series 2003-A1
7.00%, 04/25/2033	7,954	8,308
5.50%, 05/25/2033	8,988	9,257
6.00%, 05/25/2033	20,365	20,711
Oaktown Re II Ltd.
4.04% (1 Month LIBOR USD + 1.55%), 07/25/2028 (2) (3)	1,600,000	1,595,831
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	21	21
PFP 2017-3 Ltd.
4.98% (1 Month LIBOR USD + 2.50%), 01/14/2035 (2) (3)	1,349,887	1,344,541
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	79,036	83,271
Provident Funding Mortgage Loan Trust 2005-1
4.70%, 05/25/2035 (4)	15,515	15,510
Radnor RE 2018-1 Ltd.
3.89% (1 Month LIBOR USD + 1.40%), 03/25/2028 (2) (3)	4,890,000	4,880,686
RALI Series 2002-QS16 Trust
11.43% (-2 x 1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2019 (2)(5)	118	125
RALI Series 2003-QS14 Trust
5.00%, 07/25/2019	1,120	1,093
RALI Series 2003-QS18 Trust
5.00%, 09/25/2019	1,389	1,398
RALI Series 2003-QS9 Trust
5.06% (-1 x 1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2019 IO (2)(5)	1,032	1
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	1,153	1,148
RALI Series 2005-QA6 Trust
5.02%, 05/25/2035 (4)	113,639	86,318
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	17,260	15,981
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/13/2031 (3)	512,000	514,732
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (3)(4)	210,335	218,007
RBSSP Resecuritization Trust 2009-12
5.48%, 11/25/2033 (3)(4)	224,995	231,093
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (3)	7,526	6,483
Residential Asset Securitization Trust 2003-A14
0.00%, 02/25/2020	256	222
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2021	3,476	3,461
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	1,937,109	1,941,583
Residential Asset Securitization Trust 2005-A2
2.56% (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap), 03/25/2035 IO (2)(5)	742,125	47,944
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	71,618	68,819
RFMSI Series 2005-SA4 Trust
4.00%, 09/25/2035 (4)	38,799	35,175
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058	12,100,000	12,202,209
Sequoia Mortgage Trust 2004-10
3.11% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.50% Cap), 11/20/2034 (2)	45,330	44,976
Sequoia Mortgage Trust 2004-11
3.09% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 11.50% Cap), 12/20/2034 (2)	128,755	126,746
Sequoia Mortgage Trust 2004-12
3.20% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 09/20/2034 (2)	116,766	109,506
Sequoia Mortgage Trust 2004-8
3.19% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 11.50% Cap), 09/20/2034 (2)	895,259	881,830
3.49% (6 Month LIBOR USD + 0.74%, 0.37% Floor, 11.50% Cap), 09/20/2034 (2)	147,932	147,189
Series RR 2014-1 Trust
0.00%, 05/28/2047 (3)	1,603,000	1,263,521
Structured Asset Mortgage Investments II Trust 2004-AR5
3.14% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.00% Cap), 10/19/2034 (2)	137,054	135,341
Structured Asset Mortgage Investments II Trust 2005-AR5
2.73% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 11.00% Cap), 07/19/2035 (2)	499,740	493,394
Structured Asset Mortgage Investments Trust 2003-CL1
2.89% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032 (2)	323,558	316,522
Structured Asset Securities Co.
4.37%, 12/25/2033 (4)	1,371,516	1,351,219
4.45%, 12/25/2033 (4)	150,283	151,093
5.22%, 02/25/2034 (1)	211,374	215,970
2.84% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035 (2) (3)	77,419	69,161
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
4.40%, 11/25/2033 (4)	40,346	40,491
Tharaldson Hotel Portfolio Trust 2018-THPT
3.23% (1 Month LIBOR USD + 0.75%, 0.85% Floor), 11/11/2034 (2) (3)	1,161,432	1,158,868
Thornburg Mortgage Securities Trust 2003-4
3.13% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.50% Cap), 09/25/2043 (2)	602,985	599,548
Thornburg Mortgage Securities Trust 2003-5
4.37%, 10/25/2043 (4)	3,334,916	3,393,244
Thornburg Mortgage Securities Trust 2004-4
4.07%, 12/25/2044 (4)	352,829	354,589
Thornburg Mortgage Securities Trust 2005-1
4.53%, 04/25/2045 (4)	910,779	919,597
UBS Commercial Mortgage Trust
3.26%, 08/15/2050	10,114,000	10,259,904
UBS Commercial Mortgage Trust 2012-C1
2.07%, 05/10/2045 IO (3)(4)	1,596,590	80,154
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050	21,500,000	21,476,023
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051	9,650,000	10,079,335
UBS-BAMLL Trust
3.66%, 06/10/2030 (3)	1,787,000	1,813,473
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.32%, 05/10/2063 IO (3)(4)	5,363,842	194,852
3.53%, 05/10/2063	1,073,000	1,096,705
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	275,648
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	207,800	222,034
Vendee Mortgage Trust 1994-1
5.34%, 02/15/2024 (4)	65,351	68,269
6.50%, 02/15/2024	170,627	180,984
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	103,875	114,468
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	47,792	52,551
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	156,636	173,314
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	98,733	110,306
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (3)	2,283,000	2,298,983
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (3)	2,500,000	2,532,987
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.08%, 03/15/2045 IO (3)(4)	4,045,721	22
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
4.30%, 10/25/2033 (4)	240,501	242,882
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
4.15%, 08/25/2033 (4)	73,170	75,247
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
4.35%, 09/25/2033 (4)	436,957	446,413
4.38%, 09/25/2033 (4)	74,829	76,122
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	80,264	82,787
WaMu Mortgage Pass-Through Certificates Series 2003-S4
10.63% (-3 x 1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033 (2)(5)	21,908	25,689
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	3,294	2,960
5.25%, 10/25/2033	323,032	327,683
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
4.38%, 01/25/2035 (4)	2,467,754	2,522,254
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
4.05%, 06/25/2034 (4)	2,480,190	2,525,554
4.05%, 06/25/2034 (4)	139,756	142,312
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	3,005	2,997
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	968	966
5.50%, 08/25/2019	3,088	3,081
6.00%, 08/25/2034	705,789	752,373
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	588	587
6.00%, 10/25/2019	992	993
6.50%, 10/25/2034	2,463,562	2,635,027
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	3,736	3,747
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	51,713	52,392
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	319,973	334,480
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	43,432	43,688
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.97%, 09/25/2036 (4)	11,150	9,806
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.90%, 08/25/2046 (4)	63,465	59,999
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	11,722	9,330
5.50%, 03/25/2035	94,970	94,569
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
2.51% (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035 IO (2)(5)	239,545	26,334
2.56% (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035 IO (2)(5)	728,345	74,726
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	263,682	253,085
5.50%, 06/25/2035 IO	260,635	49,751
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	48,133	45,914
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	19,037	17,767
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	438	391
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	6,502	5,969
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	21,597	19,958
Wells Fargo Commercial Mortgage Trust
2.64%, 11/15/2049	20,000,000	19,365,996
Wells Fargo Commercial Mortgage Trust 2013-120B
2.71%, 03/18/2028 (3)(4)	1,548,000	1,540,541
Wells Fargo Commercial Mortgage Trust 2014-LC16
2.82%, 08/15/2050	999,953	998,672
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,335,147
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	10,140,895
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	729,000	753,071
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048	3,280,000	3,396,743
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	15,360,291
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048	1,862,631	1,943,623
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049	3,440,000	3,418,930
Wells Fargo Commercial Mortgage Trust 2016-LC25
3.64%, 12/15/2059	2,834,000	2,913,427
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050	13,800,000	13,754,808
Wells Fargo Commercial Mortgage Trust 2017-C42
3.59%, 12/15/2050	4,300,000	4,397,180
Wells Fargo Mortgage Backed Securities 2003-K Trust
4.68%, 11/25/2033 (4)	151,285	153,799
4.68%, 11/25/2033 (4)	5,804	5,923
Wells Fargo Mortgage Backed Securities 2003-L Trust
4.78%, 11/25/2033 (4)	23,203	23,098
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	39,300	40,059
Wells Fargo Mortgage Backed Securities 2004-B Trust
4.94%, 02/25/2034 (4)	51,657	52,235
Wells Fargo Mortgage Backed Securities 2004-EE Trust
4.56%, 12/25/2034 (4)	1,665,625	1,703,755
4.56%, 12/25/2034 (4)	68,639	70,804
4.66%, 12/25/2034 (4)	136,247	141,231
4.66%, 12/25/2034 (4)	44,472	46,161
Wells Fargo Mortgage Backed Securities 2004-I Trust
4.84%, 07/25/2034 (4)	232,710	238,315
Wells Fargo Mortgage Backed Securities 2004-P Trust
4.64%, 09/25/2034 (4)	512,126	526,307
Wells Fargo Mortgage Backed Securities 2004-V Trust
4.64%, 10/25/2034 (4)	81,862	83,442
4.64%, 10/25/2034 (4)	104,997	108,550
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035 PO	8,771	7,854
5.50%, 12/25/2035	61,538	63,878
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
4.80%, 06/25/2035 (4)	3,049,184	3,140,899
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
2.48%, 03/25/2035 (4)	1,108,694	1,143,159
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
4.90%, 06/25/2035 (4)	103,417	106,775
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	127,024	126,517
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	20,993	21,137
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (3)	1,059,000	1,085,733
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,470,780	9,607,217
WFRBS Commercial Mortgage Trust 2013-C11
4.27%, 03/15/2045 (3)(4)	300,000	291,654
WFRBS Commercial Mortgage Trust 2013-C14
3.07%, 06/15/2046	2,244,000	2,264,357
3.34%, 06/15/2046	229,750	233,994
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,240,194
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,584,157
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047	3,846,000	3,964,098
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,348,682
Total Mortgage-Backed Obligations (Cost $5,399,640,852)		5,462,514,114
Total Bonds & Notes (Cost $14,659,959,375)		14,863,724,593

	Shares	Value
PREFERRED STOCKS - 0.01%
Financials - 0.01%
State Street Co., 5.35%	95,000	2,420,600
Total Preferred Stocks (Cost $2,375,000)		2,420,600

SHORT-TERM INVESTMENTS - 3.94%
Money Market Funds - 3.93%
Fidelity Institutional Money Market Government Funds - Class I, 2.33% (7) (8)	298,480,613	298,480,613
Goldman Sachs Financial Square Government Fund - Class I, 2.32% (7) (8)	298,480,613	298,480,613
		596,961,226

	Principal
	Amount	Value
U.S. Treasury Bills - 0.01%
United States Treasury Bill, 0.00%, 02/27/2020 (10)	$1,250,000	1,223,173
Total Short-Term Investments (Cost $598,182,809)		598,184,399
TOTAL INVESTMENTS IN SECURITIES - 101.76%
(Cost $15,260,517,184)		15,464,329,592
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.76)%		(268,119,067)
TOTAL NET ASSETS - 100.00%		$15,196,210,525
Percentages are stated as a percent of net assets.

IO	Interest Only Strip.
PO	Principal Only Strip.

(1)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of March 31, 2019.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2019.
(3)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,700,866,689, which represents 17.77% of total net assets.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2019.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	Delayed delivery purchase commitment security. The value of these securities total $186,927,518, which represents 1.23% of total net assets.
(7)	Partially assigned as collateral for certain delayed delivery securities.
(8)	Represents annualized seven-day yield as of the close of the reporting period.
(9)	Security is in default as of March 31, 2019. The value of these securities total $771,103, which represents 0.01% of total net assets.
(10)	Partially assigned as collateral for certain futures contracts. The value of these pledged issues total $9,308,911 which represents 0.06% of total net assets.
(11)	Inflation protected security. The value of these securities total $7,199,744, which represents 0.05% of total net assets.
(12)	Security is categorized as Level 3 per the Trust's fair value hierarchy. These securities represent $84,285,193 or 0.55% of total net assets.
(13)	Security is restricted at March 31, 2019. The value of the restricted security totals $1,021,041, which represents 0.01% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation / (Depreciation)
87	U.S. 10 Year Ultra Long-Term Bond Future	J.P. Morgan	Jun. 2019	11,320,788	11,551,969	$231,181
987	U.S. 2 Year Note Future	J.P. Morgan	Jun. 2019	209,590,495	210,323,531	733,036
1,165	U.S. 5 Year Note Future	J.P. Morgan	Jun. 2019	133,804,278	134,939,766	1,135,488
1,873	U.S. Ultra Long-Term Bond Future	J.P. Morgan	Jun. 2019	303,446,645	314,664,000	11,217,355
						$13,317,060

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation / (Depreciation)
(302)	U.S. 10 Year Bond Future	J.P. Morgan	Jun. 2019	$(37,494,786)	$(37,514,063)	$(19,277)
(266)	U.S. Long Bond Future	J.P. Morgan	Jun. 2019	(38,787,039)	(39,808,562)	(1,021,523)
						$(1,040,800)
						$12,276,260

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
2.49%	U.S. Federal Funds Effective Rate	Received	Annually	10/31/2025	$250,315,000	$(1,197,833)	$(5,528,135)	$(6,725,968)
						$(1,197,833)	$(5,528,135)	$(6,725,968)

Bridge Builder Core Bond Fund
Notes to Schedule of Investments
March 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Fund’s shares is generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of the Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (“the Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Fund’s holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•
Level 2 –Inputs other than quoted prices included within Level 1 that are observable for the asset or liability.  Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 –Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by the Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Fund on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Fund values the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information
The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$-	$1,872,600,358	$60,634,997	$1,933,235,355
Corporate Bonds
Basic Materials	-	192,152,170	-	192,152,170
Communications	-	317,036,773	-	317,036,773
Consumer, Cyclical	-	215,382,269	-	215,382,269
Consumer, Non-cyclical	-	569,301,523	-	569,301,523
Diversified	-	9,571,651	-	9,571,651
Energy	-	499,171,387	-	499,171,387
Financials	-	1,827,198,794	40,088	1,827,238,882
Industrials	-	224,017,017	-	224,017,017
Technology	-	186,277,796	-	186,277,796
Utilities	-	419,795,273	-	419,795,273
Government Related	-	3,008,030,383	-	3,008,030,383
Mortgage-Backed Obligations	-	5,438,904,006	23,610,108	5,462,514,114
Preferred Stocks
Financials	2,420,600	-	-	2,420,600
Short-Term Investments
Money Market Funds	596,961,226	-	-	596,961,226
U.S. Treasury Bills	-	1,223,173	-	1,223,173
Futures Contracts (1)	13,317,060	-	-	13,317,060
Total Assets	$612,698,886	$14,780,662,573	$84,285,193	$15,477,646,652

Liabilities
Futures Contracts (1)	$1,040,800	$-	$-	$1,040,800
Swap Contracts (1)	-	6,725,968	-	6,725,968
Total Liabilities	$1,040,800	$6,725,968	$-	$7,766,768

(1)
Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Fund’s Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value.

Below is a roll forward which details the activity of securities in Level 3 during the period ended March 31, 2019:

Beginning Balance - June 30, 2018	$137,635,565
Purchases	61,469,608
Sales proceeds and paydowns	(88,820,857)
Transfers into Level 3	-
Transfer out of Level 3	(20,374,234)
Realized gains/(losses), net	39,210
Change in unrealized gains/(losses), net	(5,664,099)
Ending Balance - March 31, 2019	$84,285,193

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases/(decreases) in any of those inputs in isolation could result in a significantly higher/lower fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase/(decrease) in the price of a comparable bond would result in a higher/lower fair value measurement.

The following table presents information about unobservable inputs related to the Funds’ categories of Level 3 investments as of March 31, 2019:

Quantitative Information about Level 3 Fair Value Measurements*

Investment Type	Fair Value at 3/31/19	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Corporate Bonds	$40,088	Cost Basis less illiquidity discount	Discount for lack of marketability	10%	10%

* The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At March 31, 2019, the value of these securities was $84,245,105. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

Bridge Builder Core Plus Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 97.50%
Asset-Backed Obligations - 11.99%
AASET 2018-1 U.S. Ltd.
3.84%, 01/16/2038 (1)	$856,863	$856,255
ABFC 2005-WMC1 Trust
3.22% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 06/25/2035 (2)	7,005,762	6,782,243
ABFC 2007-NC1 Trust
2.79% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037 (1)(2)	7,394,778	7,179,769
ACC Trust 2018-1
3.70%, 12/21/2020 (1)	232,274	232,514
Accredited Mortgage Loan Trust 2003-2
3.19% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 13.00% Cap), 10/25/2033 (2)	2,023,188	1,991,717
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
3.42% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 11/25/2034 (2)	3,668,225	3,656,445
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
3.19% (1 Month LIBOR USD + 0.71%, 0.47% Floor), 05/25/2035 (2)	7,185,000	7,149,666
Adams Outdoor Advertising LP
5.65%, 11/15/2048 (1)	1,475,000	1,532,840
Aegis Asset Backed Securities Trust 2005-5
2.74% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 12/25/2035 (2)	3,528,738	3,520,996
Airspeed Ltd.
2.75% (1 Month LIBOR USD + 0.27%), 06/15/2032 (1)(2)	1,845,702	1,786,680
2.76% (1 Month LIBOR USD + 0.28%, 0.30% Floor), 06/15/2032 (1)(2)	2,279,600	2,208,404
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (1)(3)	1,241,823	1,241,967
Allegro CLO III Ltd.
3.61% (3 Month LIBOR USD + 0.84%), 07/25/2027 (1)(2)	1,970,000	1,960,256
Ally Auto Receivables Trust 2015-2
3.01%, 03/15/2022 (1)	195,000	195,002
Ally Auto Receivables Trust 2018-2
2.92%, 11/15/2022	5,510,000	5,531,814
American Credit Acceptance Receivables Trust 2018-3
2.92%, 08/12/2021 (1)	6,618,841	6,618,267
American Express Credit Account Master Trust
1.77%, 11/15/2022	8,415,000	8,342,614
2.04%, 05/15/2023	100,000	99,307
3.06%, 02/15/2024	8,986,000	9,097,216
3.06% (1 Month LIBOR USD + 0.58%), 02/18/2025 (2)	1,675,000	1,675,704
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036 (1)	515,000	564,726
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052 (1)	6,400,000	6,914,411
5.89%, 04/17/2052 (1)	2,378,000	2,513,716
AmeriCredit Automobile Receivables Trust 2014-3
3.72%, 03/08/2022 (1)	840,000	840,092
AmeriCredit Automobile Receivables Trust 2014-4
3.07%, 11/09/2020	5,600,000	5,600,730
3.66%, 03/08/2022	930,000	930,858
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/08/2021	1,865,000	1,872,103
AmeriCredit Automobile Receivables Trust 2015-4
3.72%, 12/08/2021	531,000	536,332
AmeriCredit Automobile Receivables Trust 2016-1
3.59%, 02/08/2022	916,000	924,447
AmeriCredit Automobile Receivables Trust 2016-2
3.65%, 05/09/2022	605,000	611,289
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022	2,000,000	1,984,944
2.71%, 09/08/2022	3,615,000	3,601,807
AmeriCredit Automobile Receivables Trust 2016-4
2.74%, 12/08/2022	1,795,000	1,786,763
AmeriCredit Automobile Receivables Trust 2017-3
2.69%, 06/19/2023	345,000	344,110
AmeriCredit Automobile Receivables Trust 2018-1
3.82%, 03/18/2024	955,000	972,122
AmeriCredit Automobile Receivables Trust 2018-2
3.59%, 06/18/2024	5,970,000	6,069,172
4.01%, 07/18/2024	2,940,000	3,021,578
AmeriCredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024	4,310,000	4,390,611
Ameriquest Mortgage Securities Trust 2004-R8
3.45% (1 Month LIBOR USD + 0.96%, 0.64% Floor), 09/25/2034 (2)	651,287	651,366
Ameriquest Mortgage Securities Trust 2005-R5
3.22% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 07/25/2035 (2)	4,284,043	4,265,167
Ameriquest Mortgage Securities Trust 2006-R2
2.66% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 04/25/2036 (2)	309,500	309,336
Ammc CLO 19 Ltd.
4.29% (3 Month LIBOR USD + 1.50%), 10/15/2028 (1)(2)	4,255,000	4,253,851
Argent Securities, Inc. 2004-W5
3.39% (1 Month LIBOR USD + 0.90%, 0.45% Floor), 04/25/2034 (2)	2,012,415	2,006,397
Ascentium Equipment Receivables 2017-1 Trust
2.29%, 06/10/2021 (1)	150,028	149,408
Atlas Senior Loan Fund IV Ltd.
3.36% (3 Month LIBOR USD + 0.68%), 02/17/2026 (1)(2)	5,181,844	5,152,903
Atrium XII
3.59% (3 Month LIBOR USD + 0.83%), 04/22/2027 (1)(2)	5,570,000	5,532,347
Avis Budget Rental Car Funding AESOP LLC
2.63%, 12/20/2021 (1)	6,270,000	6,236,853
2.72%, 11/20/2022 (1)	1,545,000	1,534,949
2.97%, 03/20/2024 (1)	19,773,000	19,708,722
BA Credit Card Trust
3.10%, 12/15/2023	16,205,000	16,402,029
Barings CLO Ltd. 2013-I
3.56% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028 (1)(2)	5,130,000	5,077,874
Barings CLO Ltd. 2016-II
3.84% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 07/20/2028 (1)(2)	3,710,000	3,694,644
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057 (1)(4)	188,253	187,193
Bayview Opportunity Master Fund IVa Trust 2017-SPL5
3.50%, 06/28/2057 (1)(4)	325,623	326,654
Bayview Opportunity Master Fund IVa Trust 2019-RN2
3.97%, 03/28/2034 (1)(3)	2,565,000	2,565,000
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057 (1)(4)	1,108,683	1,114,312
Bayview Opportunity Master Fund IVb Trust 2018-RN9
4.21%, 10/29/2033 (1)(3)	982,445	986,871
Bayview Opportunity Master Fund Trust 2018-RN8
4.07%, 09/28/2033 (1)(3)	779,082	782,405
Bayview Opportunity Master Fund Trust IIb 2018-RN5
3.82%, 04/28/2033 (1)(3)	347,372	347,955
Bayview Opportunity Master Fund Trust IVb 2019-RN1
4.09%, 02/28/2034 (1)(3)	2,176,830	2,196,285
BCMSC Trust 1999-B
6.61%, 12/15/2029 (4)(13)	3,594,315	1,075,116
Bear Stearns Asset Backed Securities I Trust 2007-HE2
2.65% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037 (2)	17,303,864	17,238,027
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041 (1)(3)	1,288,229	1,304,966
BlueMountain CLO 2015-2 Ltd.
3.71% (3 Month LIBOR USD + 0.93%, 0.93% Floor), 07/18/2027 (1)(2)	3,395,000	3,361,552
4.28% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 07/18/2027 (1)(2)	1,915,000	1,886,658
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023	1,300,000	1,311,178
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025	2,050,000	2,105,325
CAM Mortgage Trust 2018-1
3.96%, 12/01/2065 (1)(3)	363,308	362,409
Capital Auto Receivables Asset Trust 2015-2
4.50%, 01/22/2024	1,545,000	1,552,942
Capital One Multi-Asset Execution Trust
1.99%, 07/17/2023	3,135,000	3,108,924
2.05%, 08/15/2023	12,515,000	12,411,447
2.43%, 01/15/2025	8,440,000	8,406,266
Capitalsource Real Estate Loan Trust
2.86% (3 Month LIBOR USD + 0.39%), 01/20/2037 (1)(2)	1,510,275	1,486,715
3.41% (3 Month LIBOR USD + 0.65%), 01/20/2037 (1)(2)	3,400,000	3,175,600
3.51% (3 Month LIBOR USD + 0.75%), 01/20/2037 (1)(2)	1,200,000	1,097,125
3.61% (3 Month LIBOR USD + 0.85%), 01/20/2037 (1)(2)	700,000	522,249
Carlyle Global Market Strategies CLO 2015-3 Ltd.
3.76% (3 Month LIBOR USD + 1.00%), 07/28/2028 (1)(2)	11,615,000	11,547,052
CarMax Auto Owner Trust 2016-3
1.90%, 04/15/2022	3,752,000	3,703,287
CarMax Auto Owner Trust 2016-4
2.26%, 07/15/2022	265,000	261,521
CarMax Auto Owner Trust 2018-2
3.57%, 12/15/2023	1,420,000	1,439,046
Castlelake Aircraft Securitization Trust
3.97%, 07/15/2042	1,049,562	1,048,756
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043 (1)	6,719,071	6,730,132
CBAM 2019-9 Ltd.
4.01% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030 (1)(2)	9,410,000	9,410,000
CCG Receivables Trust 2016-1
1.69%, 09/14/2022 (1)	199,396	199,007
CCG Receivables Trust 2017-1
1.84%, 11/14/2023 (1)	422,397	420,189
Cent CLO 24 Ltd.
3.86% (3 Month LIBOR USD + 1.07%), 10/15/2026 (1)(2)	19,150,000	19,082,592
Centex Home Equity Loan Trust 2005-B
3.13% (1 Month LIBOR USD + 0.65%, 0.43% Floor), 03/25/2035 (2)	5,182,714	5,115,011
CHEC Loan Trust 2004-2
3.13% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 06/25/2034 (2)	1,531,378	1,510,268
CIFC Funding 2015-IV Ltd.
3.91% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2027 (1)(2)	3,920,000	3,921,960
CIFC Funding 2015-V Ltd.
3.63% (3 Month LIBOR USD + 0.86%), 10/25/2027 (1)(2)	2,990,000	2,975,050
Citibank Credit Card Issuance Trust
1.92%, 04/07/2022	9,495,000	9,429,937
1.86%, 08/08/2022	2,060,000	2,040,585
Citigroup Mortgage Loan Trust 2007-AHL1
2.63% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 12/25/2036 (2)	3,734,614	3,705,655
Citigroup Mortgage Loan Trust, Inc.
3.12% (1 Month LIBOR USD + 0.63%, 0.42% Floor), 02/25/2035 (2)	2,936,913	2,897,262
3.39% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 09/25/2035 (2)	7,900,000	7,832,085
3.09% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 10/25/2035 (2)	14,327,000	11,709,717
CNH Equipment Trust 2017-C
2.08%, 02/15/2023	1,245,000	1,234,738
2.54%, 05/15/2025	60,000	59,512
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047 (1)	11,868,600	12,094,784
Cole Park CLO Ltd. 2015-1
3.81% (3 Month LIBOR USD + 1.05%), 10/20/2028 (1)(2)	6,820,000	6,785,511
College Ave Student Loans LLC 2017-A
4.14% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046 (1)(2)	5,842,690	5,974,332
College Ave Student Loans LLC 2018-A
3.69% (1 Month LIBOR USD + 1.20%), 12/26/2047 (1)(2)	2,628,501	2,656,856
4.13%, 12/26/2047 (1)	3,584,319	3,732,488
Colony American Finance 2015-1 Ltd.
4.83%, 10/15/2047 (1)	725,000	728,331
Colony Starwood Homes 2016-2 Trust
3.73% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 12/17/2033 (1)(2)	1,291,097	1,291,093
4.23% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 12/17/2033 (1)(2)	1,208,514	1,208,510
5.83% (1 Month LIBOR USD + 3.35%, 3.35% Floor), 12/17/2033 (1)(2)	1,438,112	1,439,568
Conseco Finance Securitizations Corp.
8.06%, 09/01/2029 (4)	13,133,378	5,921,879
7.97%, 05/01/2032	736,156	312,547
8.31%, 05/01/2032 (4)	8,530,241	3,773,049
Conseco Financial Corp.
7.70%, 05/15/2027 (4)	9,280,348	8,839,777
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051 (1)	1,841,948	1,870,791
Countrywide Asset-Backed Certificates
2.73% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 03/25/2036 (2)	3,284,487	2,914,171
2.88% (1 Month LIBOR USD + 0.39%, 0.39% Floor), 04/25/2036 (2)	1,000,000	872,494
2.91% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 06/25/2036 (2)	2,000,000	1,845,510
2.66% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2037 (2)	5,458,341	5,204,621
2.67% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047 (2)	45,726,518	43,514,520
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022 (1)	1,985,000	2,049,734
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023 (1)	1,530,000	1,541,553
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023 (1)	645,000	647,182
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024 (1)	1,715,000	1,754,587
CPS Auto Receivables Trust 2019-A
4.35%, 12/16/2024 (1)	1,970,000	2,007,643
CPS Auto Trust
4.53%, 01/17/2023 (1)	1,465,000	1,491,990
Credit Acceptance Auto Loan Trust 2017-3
3.48%, 10/15/2026 (1)	1,980,000	1,979,863
Credit Acceptance Auto Loan Trust 2018-1
3.77%, 06/15/2027 (1)	2,255,000	2,271,002
Credit Acceptance Auto Loan Trust 2018-2
4.16%, 09/15/2027 (1)	3,045,000	3,111,283
Credit Acceptance Auto Loan Trust 2018-3
4.04%, 12/15/2027 (1)	3,110,000	3,156,656
Credit Acceptance Auto Loan Trust 2019-1
3.94%, 06/15/2028 (1)	9,810,000	9,908,683
CWABS Asset-Backed Certificates Trust 2004-13
3.34% (1 Month LIBOR USD + 0.85%), 04/25/2035 (2)	326,174	326,966
CWABS Asset-Backed Certificates Trust 2005-7
3.07% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 11/25/2035 (2)	2,902,284	2,899,981
DB Master Finance LLC
4.03%, 11/20/2047 (1)	1,594,813	1,601,176
4.35%, 05/20/2049 (1)	2,400,000	2,415,012
Denali Capital CLO X LLC
3.81% (3 Month LIBOR USD + 1.05%), 10/26/2027 (1)(2)	6,500,000	6,459,395
Discover Card Execution Note Trust
1.90%, 10/17/2022	11,715,000	11,631,091
3.11%, 01/16/2024	8,520,000	8,625,487
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047 (1)	3,299,750	3,347,662
4.12%, 07/25/2048 (1)	1,597,925	1,622,006
4.33%, 07/25/2048 (1)	620,313	630,585
Drive Auto Receivables Trust
2.75% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 10/15/2020 (2)	5,839,681	5,839,846
2.78%, 10/15/2020	4,686,164	4,686,053
4.30%, 09/16/2024	3,195,000	3,259,858
Drive Auto Receivables Trust 2018-1
3.81%, 05/15/2024	3,000,000	3,024,542
Drive Auto Receivables Trust 2018-2
4.14%, 08/15/2024	3,215,000	3,268,878
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026	2,685,000	2,769,098
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026	3,590,000	3,666,603
Driven Brands Funding LLC
4.74%, 04/20/2048 (1)	2,218,238	2,260,939
4.64%, 04/20/2049 (1)	6,565,000	6,565,000
Dryden 30 Senior Loan Fund
3.50% (3 Month LIBOR USD + 0.82%), 11/15/2028 (1)(2)	1,200,000	1,185,832
Dryden 35 EURO CLO 2014 BV
0.69% (6 Month EURIBOR + 0.95%), 05/17/2027 (1)(2)	EUR 13,350,000	14,974,071
Dryden 71 CLO Ltd.
3.84% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/15/2029 (1)(2)	$11,500,000	11,508,188
Dryden XXVI Senior Loan Fund
3.69% (3 Month LIBOR USD + 0.90%), 04/15/2029 (1)(2)	4,500,000	4,455,729
DT Auto Owner Trust 2016-4
3.77%, 10/17/2022 (1)	115,000	115,768
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (1)	2,595,000	2,602,601
DT Auto Owner Trust 2017-2
3.89%, 01/15/2023 (1)	4,825,000	4,852,988
DT Auto Owner Trust 2017-4
3.47%, 07/17/2023 (1)	975,000	977,316
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024 (1)	1,435,000	1,461,088
ECAF I Ltd.
3.47%, 06/15/2040 (1)	864,062	858,821
ECMC Group Student Loan Trust 2017-2
3.54% (1 Month LIBOR USD + 1.05%), 05/25/2067 (1)(2)	9,299,923	9,277,724
Enterprise Fleet Financing 2018-2 LLC
2.55%, 08/20/2019 (1)	1,961,463	1,960,675
Enterprise Fleet Financing LLC
2.04%, 02/22/2022 (1)	2,185,000	2,169,548
2.13%, 07/20/2022 (1)	140,523	140,057
1.97%, 01/20/2023 (1)	509,223	506,894
Exeter Automobile Receivables Trust 2018-1
3.53%, 11/15/2023 (1)	595,000	599,411
FFIT 2019-1A A
3.95%, 03/21/2033	CAD 9,840,000	7,431,525
Fieldstone Mortgage Investment Trust Series 2005-1
3.61% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 12.25% Cap), 03/25/2035 (2)	$5,304,368	5,109,732
Fieldstone Mortgage Investment Trust Series 2006-3
2.63% (1 Month LIBOR USD + 0.14%, 0.14% Floor, 12.25% Cap), 11/25/2036 (2)	9,052,653	8,227,808
First Franklin Mortgage Loan Trust 2004-FF7
4.66% (1 Month LIBOR USD + 2.18%, 1.45% Floor), 09/25/2034 (2)	854,074	846,227
First Franklin Mortgage Loan Trust 2006-FF16
2.70% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/25/2036 (2)	7,202,315	4,209,823
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (1)	270,000	271,877
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022 (1)	850,000	849,784
First Investors Auto Owner Trust 2017-2
1.86%, 10/15/2021 (1)	1,302,657	1,300,114
3.56%, 09/15/2023 (1)	975,000	979,112
First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024 (1)	605,000	615,311
Five Guys Holdings, Inc.
4.60%, 07/25/2047 (1)	4,198,275	4,345,854
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022 (1)	810,000	816,187
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023 (1)	260,000	264,670
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024 (1)	1,285,000	1,295,688
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024 (1)	1,580,000	1,611,618
Flatiron CLO 2015-1 Ltd.
3.68% (3 Month LIBOR USD + 0.89%), 04/15/2027 (1)(2)	5,000,000	4,979,785
Ford Credit Auto Owner Trust 2016-C
1.22%, 03/15/2021	1,594,174	1,584,289
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021	4,070,000	4,041,517
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	1,505,000	1,495,888
Ford Credit Auto Owner Trust 2018-A
3.16%, 10/15/2023	8,225,000	8,352,550
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030 (1)	9,385,000	9,569,188
Ford Credit Floorplan Master Owner Trust A
2.16%, 11/15/2021	385,000	382,872
2.25%, 05/15/2022	3,795,000	3,771,024
Fremont Home Loan Trust 2005-C
3.42% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 07/25/2035 (2)	6,220,773	5,138,886
Galaxy XXIX CLO Ltd.
4.08% (3 Month LIBOR USD + 1.40%), 11/15/2026 (1)(2)	985,000	968,892
Gallatin CLO IX 2018-1 Ltd.
3.81% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028 (1)(2)	11,900,000	11,828,422
GCAT 2017-2 LLC
3.50%, 04/25/2047 (1)(3)	370,549	368,923
GCAT 2018-1 LLC
3.84%, 06/25/2048 (1)(3)	925,960	924,486
GCAT 2018-2 LLC
4.09%, 06/26/2023 (1)(3)	2,385,017	2,396,217
GE Capital Credit Card Master Note Trust
2.21%, 09/15/2022	1,700,000	1,693,307
GM Financial Automobile Leasing Trust 2018-1
3.11%, 12/20/2021	3,500,000	3,495,403
GM Financial Automobile Leasing Trust 2018-2
3.16%, 04/20/2022	1,455,000	1,463,092
GM Financial Consumer Automobile Receivables Trust 2017-1
2.45%, 07/17/2023 (1)	100,000	99,209
GM Financial Consumer Automobile Receivables Trust 2017-3
1.97%, 05/16/2022 (1)	7,804,000	7,744,472
2.33%, 03/16/2023 (1)	155,000	153,551
GM Financial Consumer Automobile Receivables Trust 2018-2
2.81%, 12/16/2022	4,300,000	4,316,919
3.31%, 12/18/2023	1,615,000	1,622,494
GM Financial Consumer Automobile Receivables Trust 2018-3
3.02%, 05/16/2023	4,420,000	4,454,943
GMF Floorplan Owner Revolving Trust
2.41%, 05/17/2021 (1)	145,000	144,888
2.85%, 05/17/2021 (1)	100,000	99,980
GoldenTree Loan Opportunities IX Ltd.
3.86% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029 (1)(2)	11,000,000	10,969,596
Golub Capital Partners CLO 39B Ltd.
3.61% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2028 (1)(2)	5,295,000	5,268,043
GreatAmerica Leasing Receivables Funding LLC Series 2017-1
2.06%, 06/22/2020 (1)	88,781	88,547
GreatAmerica Leasing Receivables Funding LLC Series 2018-1
2.35%, 05/15/2020 (1)	334,489	333,859
2.99%, 06/17/2024 (1)	1,685,000	1,683,840
GSAMP Trust 2005-AHL
3.46% (1 Month LIBOR USD + 0.98%, 0.65% Floor), 04/25/2035 (2)	6,500,000	6,295,218
Halcyon Loan Advisors Funding 2014-3 Ltd.
3.86% (3 Month LIBOR USD + 1.10%), 10/22/2025 (1)(2)	1,246,721	1,244,884
Hardee's Funding LLC
4.25%, 06/20/2048 (1)	8,343,075	8,439,688
4.96%, 06/20/2048 (1)	4,288,450	4,504,888
Harley Marine Financing LLC
5.68%, 05/15/2043 (1)	975,000	851,748
Harvest SBA Loan Trust 2018-1
4.74% (1 Month LIBOR USD + 2.25%), 08/25/2044 (1)(2)	10,727,039	10,626,099
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (1)	239,433	237,597
2.96%, 12/26/2028 (1)	108,833	107,278
Holland Park CLO DAC
0.62% (3 Month EURIBOR + 0.93%), 05/14/2027 (1)(2)	EUR 6,213,380	6,966,400
Home Equity Asset Trust 2006-3
2.69% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 07/25/2036 (2)	$3,558,760	3,554,599
Home Equity Asset Trust 2007-1
2.60% (1 Month LIBOR USD + 0.11%, 0.11% Floor), 05/25/2037 (2)	8,158,068	8,104,408
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	9,800,000	9,749,258
Honda Auto Receivables 2018-1 Owner Trust
2.64%, 02/15/2022	5,140,000	5,142,801
Honda Auto Receivables 2018-3 Owner Trust
2.95%, 08/22/2022	10,010,000	10,079,373
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038 (1)	5,487,404	5,593,614
House of Europe Funding V Plc
0.00% (3 Month EURIBOR + 0.28%), 11/08/2090 (2)	805,944	EUR 895,212
HSI Asset Securitization Corp. Trust 2006-OPT1
2.71% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 12/25/2035 (2)	481,148	$480,608
Invitation Homes 2018-SFR1 Trust
4.48% (1 Month LIBOR USD + 2.00%), 03/17/2037 (1)(2)	2,812,000	2,801,527
Invitation Homes 2018-SFR2 Trust
4.48% (1 Month LIBOR USD + 2.00%, 2.10% Floor), 06/17/2037 (1)(2)	5,355,000	5,348,302
Invitation Homes 2018-SFR3 Trust
4.48% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 07/17/2037 (1)(2)	2,645,000	2,640,842
Invitation Homes 2018-SFR4 Trust
4.13% (1 Month LIBOR USD + 1.65%, 1.60% Floor), 01/17/2038 (1)(2)	615,000	615,742
Jamestown CLO IV Ltd.
3.48% (3 Month LIBOR USD + 0.69%), 07/15/2026 (1)(2)	9,685,590	9,641,666
Jimmy Johns Funding LLC
3.61%, 07/30/2047 (1)	398,925	399,132
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
2.92% (1 Month LIBOR USD + 0.43%, 0.43% Floor), 10/25/2035 (2)	5,341,328	4,614,729
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
2.85% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 02/25/2036 (2)	8,467,499	7,287,059
JP Morgan Mortgage Acquisition Trust 2006-WMC4
2.61% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036 (2)	25,419,650	15,069,679
2.64% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036 (2)	23,150,865	13,791,801
JP Morgan Mortgage Acquisition Trust 2007-CH3
2.75% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037 (2)	29,750,000	29,282,140
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038 (1)	3,549,993	3,530,024
KKR CLO 13 Ltd.
3.58% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/16/2028 (1)(2)	2,745,000	2,717,698
Kubota Credit Owner Trust 2016-1
1.50%, 07/15/2020 (1)	418,885	417,260
Lendmark Funding Trust 2018-1
3.81%, 12/21/2026 (1)	1,655,000	1,677,068
LP Credit Card ABS Master Trust
4.05% (1 Month LIBOR USD + 1.55%), 08/20/2024 (1)(2)	2,829,184	2,822,814
Madison Park Funding XVIII Ltd.
3.95% (3 Month LIBOR USD + 1.19%), 10/21/2030 (1)(2)	4,815,000	4,792,837
Magnetite XVI Ltd.
3.98% (3 Month LIBOR USD + 1.20%), 01/18/2028 (1)(2)	2,760,000	2,722,505
Magnetite XXI Ltd.
3.91% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 04/20/2030 (1)(2)	6,500,000	6,500,000
MAPS 2018-1 Ltd.
4.21%, 05/15/2043 (1)	1,245,530	1,257,244
MAPS 2019-1 Ltd.
4.46%, 03/15/2044 (1)	1,860,000	1,884,477
Mariner Finance Issuance Trust 2018-A
4.20%, 11/20/2030 (1)	5,575,000	5,671,792
Marlette Funding Trust 2018-3
3.20%, 09/15/2028 (1)	1,846,037	1,846,961
Marlette Funding Trust 2018-4
3.71%, 12/15/2028 (1)	672,444	677,090
Marlette Funding Trust 2019-1
3.44%, 04/16/2029 (1)	17,700,000	17,756,920
Mastr Asset Backed Securities Trust 2004-WMC1
3.27% (1 Month LIBOR USD + 0.78%, 0.52% Floor), 02/25/2034 (2)	1,870,418	1,867,536
Mastr Specialized Loan Trust
2.75% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 02/25/2036 (1)(2)	1,085,044	1,070,306
Merlin Aviation Holdings DAC
4.50%, 12/15/2032 (1)(3)	729,829	745,670
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
2.73% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037 (2)	2,963,473	1,963,351
Metal 2017-1 LLC
4.58%, 10/15/2042 (1)	4,362,848	4,354,686
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057 (1)(4)	298,792	296,132
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059 (1)(4)	579,136	572,098
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062 (1)(4)	4,964,388	4,946,362
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058 (1)(4)	2,996,838	3,022,614
MMAF Equipment Finance LLC 2017-A
2.04%, 02/16/2022 (1)	398,679	396,418
MMAF Equipment Finance LLC 2018-A
3.39%, 01/10/2025 (1)	1,180,000	1,198,702
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
3.42% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 02/25/2035 (2)	1,568,504	1,497,978
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
2.62% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036 (2)	729,593	690,531
Morgan Stanley Capital I Trust 2006-HE1
2.78% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 01/25/2036 (2)	2,565,878	2,521,336
Morgan Stanley Mortgage Loan Trust 2007-8XS
3.02% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037 (2)	25,160,020	12,904,411
3.03% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037 (2)	2,429,558	1,246,085
Mountain View CLO 2014-1 Ltd.
3.59% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 10/15/2026 (1)(2)	10,335,680	10,284,229
MS MTG LN TR 2006-15XS
6.20%, 11/25/2036 (3)(13)	14,858,880	6,307,450
Munda CLO 1 BV
0.61% (6 Month EURIBOR + 0.85%), 12/05/2024 (1)(2)	EUR 5,566,535	6,204,814
MVW Owner Trust 2015-1
2.52%, 12/20/2032 (1)	$551,239	545,507
MVW Owner Trust 2017-1
2.42%, 12/20/2034 (1)	223,221	218,979
2.75%, 12/20/2034 (1)	150,910	148,516
National Collegiate Student Loan Trust 2004-2
2.97% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 12/26/2033 (2)	11,801,128	11,600,896
National Collegiate Student Loan Trust 2005-2
2.76% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 09/25/2029 (2)	1,793,052	1,788,070
National Collegiate Student Loan Trust 2005-3
2.78% (1 Month LIBOR USD + 0.29%), 10/25/2033 (1)(2)	15,963,434	15,366,344
National Collegiate Student Loan Trust 2006-3
2.76% (1 Month LIBOR USD + 0.27%), 03/26/2029 (2)	3,933,256	3,903,285
National Collegiate Student Loan Trust 2006-4
2.75% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 02/26/2029 (2)	1,802,989	1,799,818
National Collegiate Student Loan Trust 2007-1
2.73% (1 Month LIBOR USD + 0.24%), 07/25/2030 (2)	5,808,613	5,758,430
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058 (1)	660,000	655,804
3.91%, 12/16/2058 (1)	440,000	438,324
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059 (1)	2,115,000	2,153,953
Navient Private Education Loan Trust 2018-C
3.52%, 06/16/2042 (1)	1,215,000	1,231,248
Navient Student Loan Trust 2014-2
3.13% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 03/25/2083 (2)	849,317	840,934
Navient Student Loan Trust 2014-3
3.11% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 03/25/2083 (2)	321,015	318,018
Navient Student Loan Trust 2016-1
3.19% (1 Month LIBOR USD + 0.70%), 02/25/2070 (1)(2)	3,334,532	3,325,781
Navient Student Loan Trust 2016-2
3.99% (1 Month LIBOR USD + 1.50%), 06/25/2065 (1)(2)	6,200,000	6,371,079
Navient Student Loan Trust 2017-1
3.64% (1 Month LIBOR USD + 1.15%), 07/26/2066 (1)(2)	4,730,000	4,800,841
Navient Student Loan Trust 2017-3
3.54% (1 Month LIBOR USD + 1.05%), 07/26/2066 (1)(2)	5,000,000	5,049,926
Navient Student Loan Trust 2018-2
3.24% (1 Month LIBOR USD + 0.75%), 03/25/2067 (1)(2)	15,000,000	14,925,276
Navient Student Loan Trust 2018-4
2.74% (1 Month LIBOR USD + 0.25%), 06/27/2067 (1)(2)	4,373,698	4,365,942
3.17% (1 Month LIBOR USD + 0.68%), 06/27/2067 (1)(2)	3,215,000	3,199,022
Navient Student Loan Trust 2018-EA
4.00%, 12/15/2059 (1)	2,790,000	2,903,717
Nelnet Student Loan Trust 2008-3
4.30% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 11/25/2024 (2)	1,655,484	1,664,481
Nelnet Student Loan Trust 2014-2
3.34% (1 Month LIBOR USD + 0.85%), 07/27/2037 (1)(2)	4,250,000	4,237,931
Neuberger Berman CLO XIX Ltd.
3.94% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2027 (1)(2)	3,010,000	2,955,931
New Century Home Equity Loan Trust 2005-1
3.16% (1 Month LIBOR USD + 0.68%, 0.45% Floor, 12.50% Cap), 03/25/2035 (2)	8,383,071	8,368,852
New Century Home Equity Loan Trust 2005-3
3.22% (1 Month LIBOR USD + 0.74%, 0.49% Floor, 12.50% Cap), 07/25/2035 (2)	128,758	128,819
3.25% (1 Month LIBOR USD + 0.77%, 0.51% Floor, 12.50% Cap), 07/25/2035 (2)	6,570,000	6,577,770
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021	2,560,000	2,539,659
Nissan Auto Receivables 2017-C Owner Trust
2.12%, 04/18/2022	7,170,000	7,132,101
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022	3,250,000	3,252,818
Nissan Auto Receivables 2018-B Owner Trust
3.06%, 03/15/2023	5,415,000	5,461,879
Nissan Master Owner Trust Receivables
2.91% (1 Month LIBOR USD + 0.43%), 04/18/2022 (2)	4,520,000	4,527,159
Nomura Home Equity Loan Inc. Home Equity Loan Trust Series 2006-HE1
2.90% (1 Month LIBOR USD + 0.41%, 0.41% Floor), 02/25/2036 (2)	5,281,722	5,290,151
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057 (1)(3)	1,180,905	1,165,500
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057 (1)(3)	347,511	347,031
OCP CLO 2014-7 Ltd.

3.88% (3 Month LIBOR USD + 1.12%), 07/20/2029 (1)(2)	14,635,000	14,532,131
Octagon Investment Partners XXIII Ltd.
3.64% (3 Month LIBOR USD + 0.85%), 07/15/2027 (1)(2)	2,035,000	2,020,350
3.99% (3 Month LIBOR USD + 1.20%), 07/15/2027 (1)(2)	1,685,000	1,639,952
OFSI Fund VII Ltd.
3.68% (3 Month LIBOR USD + 0.90%), 10/18/2026 (1)(2)	3,994,964	3,983,969
OneMain Financial Issuance Trust 2015-2
4.32%, 07/18/2025 (1)	2,464,345	2,468,594
5.64%, 07/18/2025 (1)	1,915,000	1,924,050
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028 (1)	710,000	719,331
OneMain Financial Issuance Trust 2016-1
4.57%, 02/20/2029 (1)	1,125,000	1,140,543
OneMain Financial Issuance Trust 2016-2
5.94%, 03/20/2028 (1)	1,440,000	1,451,838
OneMain Financial Issuance Trust 2017-1
3.35%, 09/14/2032 (1)	1,645,000	1,627,253
OneMain Financial Issuance Trust 2018-1
4.08%, 03/14/2029 (1)	1,220,000	1,229,713
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031 (1)	3,360,000	3,398,072
Option One Mortgage Loan Trust 2005-2
3.15% (1 Month LIBOR USD + 0.66%, 0.44% Floor), 05/25/2035 (2)	731,713	731,412
Option One Mortgage Loan Trust 2005-4
2.93% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 11/25/2035 (2)	4,644,808	4,644,331
Option One Mortgage Loan Trust 2006-1
2.71% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036 (2)	7,968,388	7,895,158
Option One Mortgage Loan Trust 2006-3
2.63% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037 (2)	22,554,150	16,329,723
OSCAR U.S. Funding Trust V
2.73%, 12/15/2020 (1)	338,336	337,971
2.99%, 12/15/2023 (1)	540,000	539,802
OZLM VII Ltd.
3.78% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029 (1)(2)	9,670,000	9,563,543
OZLM VIII Ltd.
3.63% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/17/2029 (1)(2)	2,915,000	2,898,956
4.26% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 10/17/2029 (1)(2)	3,560,000	3,553,336
Palmer Square Loan Funding 2018-4 Ltd.
3.58% (3 Month LIBOR USD + 0.90%), 11/15/2026 (1)(2)	733,067	730,046
Penarth Master Issuer Plc
2.93% (1 Month LIBOR USD + 0.45%), 09/18/2022 (1)(2)	4,725,000	4,708,911
Planet Fitness Master Issuer LLC
4.26%, 09/05/2048 (1)	10,268,400	10,434,132
4.67%, 09/05/2048 (1)	4,223,775	4,358,429
Prestige Auto Receivables Trust 2018-1
3.75%, 10/15/2024 (1)	2,765,000	2,815,480
Progress Residential 2015-SFR3 Trust
4.67%, 11/12/2032 (1)	635,000	638,177
Progress Residential 2018-SFR3 Trust
4.43%, 10/17/2035 (1)	1,500,000	1,517,832
Progress Residential 2019-SFR1 Trust
4.17%, 08/17/2035 (1)	1,190,000	1,202,278
Prosper Marketplace Issuance Trust Series 2018-2
3.35%, 10/15/2024 (1)	4,762,438	4,768,669
RASC Series 2005-KS10 Trust
2.93% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 14.00% Cap), 11/25/2035 (2)	11,150,000	11,121,776
RASC Series 2006-KS9 Trust
2.65% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036 (2)	6,410,069	6,105,673
RASC Series 2007-KS3 Trust
2.83% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037 (2)	31,155,046	29,898,600
RCO V Mortgage LLC 2018-1
4.00%, 05/25/2023 (1)(3)	2,600,920	2,611,902
RMAT 2018-NPL1 LP
4.09%, 05/25/2048 (1)(3)	12,036,174	12,061,010
RMF Buyout Issuance Trust 2018-1
3.44%, 11/25/2028 (1)(4)	9,523,883	9,527,730
Santander Drive Auto Receivables Trust 2015-3
4.50%, 06/17/2023 (1)	2,125,000	2,138,933
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	937,000	940,562
Santander Drive Auto Receivables Trust 2015-5
3.65%, 12/15/2021	275,000	276,356
Santander Drive Auto Receivables Trust 2017-1
2.10%, 06/15/2021	115,885	115,781
2.58%, 05/16/2022	305,000	304,168
Santander Drive Auto Receivables Trust 2018-1
2.96%, 03/15/2024	800,000	800,565
Santander Drive Auto Receivables Trust 2018-2
3.35%, 07/17/2023	985,000	989,836
3.88%, 02/15/2024	2,605,000	2,641,939
Santander Drive Auto Receivables Trust 2018-3
4.07%, 08/15/2024	3,770,000	3,828,202
Santander Drive Auto Receivables Trust 2018-4
3.98%, 12/15/2025	3,390,000	3,445,088
Santander Drive Auto Receivables Trust 2018-5
4.19%, 12/16/2024	3,070,000	3,131,924
Santander Drive Auto Receivables Trust 2019-1
3.65%, 04/15/2025	11,435,000	11,565,104
Santander Retail Auto Lease Trust 2017-A
2.96%, 11/21/2022 (1)	1,000,000	997,888
Saxon Asset Securities Trust 2007-3
2.80% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2047 (2)	33,282,842	32,043,962
Securitized Asset Backed Receivables LLC Trust 2004-OP1
3.25% (1 Month LIBOR USD + 0.77%, 0.51% Floor), 02/25/2034 (2)	6,713,672	6,622,332
Securitized Asset Backed Receivables LLC Trust 2006-CB5
2.63% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 06/25/2036 (2)	5,689,306	4,480,624
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042 (1)	354,935	358,262
Sierra Receivables Funding Co. LLC
2.91%, 03/20/2034 (1)	158,099	156,783
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032 (1)	244,943	242,549
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033 (1)	232,302	229,071
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036 (1)	3,280,000	3,300,561
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042 (1)	16,064,222	16,119,870
SLC Student Loan Trust 2005-2
2.77% (3 Month LIBOR USD + 0.16%), 12/15/2039 (2)	4,900,000	4,754,307
SLC Student Loan Trust 2005-3
2.76% (3 Month LIBOR USD + 0.15%), 12/15/2039 (2)	5,000,000	4,739,979
SLM Private Credit Student Loan Trust 2003-B
4.81% (28 Day Auction Rate + 0.00%, 18.00% Cap), 03/15/2033	3,704,000	3,730,188
SLM Student Loan Trust 2003-7
3.81% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033 (1)(2)	10,399,495	10,402,496
SLM Student Loan Trust 2004-3
3.32% (3 Month LIBOR USD + 0.55%, 0.55% Floor), 10/25/2064 (1)(2)	6,300,000	6,261,862
SLM Student Loan Trust 2005-4
2.94% (3 Month LIBOR USD + 0.17%), 07/25/2040 (2)	11,000,000	10,480,386
SLM Student Loan Trust 2006-2
2.94% (3 Month LIBOR USD + 0.17%), 01/25/2041 (2)	4,103,638	4,007,455
SLM Student Loan Trust 2007-2
2.94% (3 Month LIBOR USD + 0.17%), 07/25/2025 (2)	6,950,000	6,376,654
SLM Student Loan Trust 2007-3
2.83% (3 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2022 (2)	4,150,000	4,065,448
SLM Student Loan Trust 2007-7
3.10% (3 Month LIBOR USD + 0.33%), 01/25/2022 (2)	3,001,627	2,949,352
SLM Student Loan Trust 2008-2
3.52% (3 Month LIBOR USD + 0.75%), 04/25/2023 (2)	9,717,830	9,620,939
SLM Student Loan Trust 2008-5
4.47% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023 (2)	5,474,748	5,545,857
4.62% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073 (2)	7,350,000	7,459,927
SLM Student Loan Trust 2008-6
3.87% (3 Month LIBOR USD + 1.10%), 07/25/2023 (2)	15,086,353	15,086,058
SLM Student Loan Trust 2008-9
4.27% (3 Month LIBOR USD + 1.50%), 04/25/2023 (2)	10,057,166	10,173,042
SLM Student Loan Trust 2009-3
3.54% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 01/25/2045 (1)(2)	2,286,612	2,275,164
SLM Student Loan Trust 2012-1
3.44% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028 (2)	13,960,477	13,891,300
SLM Student Loan Trust 2012-2
3.19% (1 Month LIBOR USD + 0.70%), 01/25/2029 (2)	16,183,013	15,938,631
SLM Student Loan Trust 2012-7
3.14% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026 (2)	5,518,200	5,433,905
4.29% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043 (2)	2,220,000	2,209,310
SLM Student Loan Trust 2014-1
3.09% (1 Month LIBOR USD + 0.60%), 02/26/2029 (2)	3,518,733	3,441,908
SMART ABS Series 2016-2US Trust
1.71%, 03/15/2021	1,853,411	1,841,717
2.05%, 12/14/2022	2,370,000	2,334,993
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026 (1)	334,124	334,894
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027 (1)	214,991	215,292
4.23% (1 Month LIBOR USD + 1.75%), 05/17/2032 (1)(2)	1,685,000	1,734,736
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031 (1)	381,206	379,198
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032 (1)	2,118,431	2,084,649
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034 (1)	684,022	670,804
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034 (1)	1,904,310	1,881,087
SMB Private Education Loan Trust 2018-B
3.20% (1 Month LIBOR USD + 0.72%), 01/15/2037 (1)(2)	2,030,000	2,021,099
3.60%, 01/15/2037 (1)	6,155,000	6,271,101
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035 (1)	6,835,000	7,017,445
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036 (1)	2,190,000	2,223,482
SoFi Consumer Loan Program 2017-3 LLC
2.77%, 05/25/2026 (1)	5,673,595	5,655,075
SoFi Consumer Loan Program 2017-4 LLC
2.50%, 05/26/2026 (1)	6,648,207	6,599,638
SoFi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026 (1)	1,765,000	1,772,753
SoFi Consumer Loan Program 2018-2 Trust
3.79%, 04/26/2027 (1)	2,210,000	2,240,477
SoFi Consumer Loan Program 2018-3 Trust
3.20%, 08/25/2027 (1)	3,365,408	3,367,703
4.02%, 08/25/2027 (1)	1,375,000	1,400,782
SoFi Consumer Loan Program 2018-4 Trust
4.17%, 11/26/2027 (1)	2,745,000	2,817,721
SoFi Consumer Loan Program 2019-1 Trust
3.73%, 02/25/2028 (1)	5,690,000	5,745,389
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036 (1)	408,662	406,487
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036 (1)	444,261	444,377
SoFi Professional Loan Program 2015-D LLC
3.59%, 10/26/2037 (1)	956,803	961,232
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037 (1)	195,000	198,301
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037 (1)(4)	310,000	309,213
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039 (1)(4)	490,000	485,066
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040 (1)(4)	1,600,000	1,605,349
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040 (1)(4)	165,000	169,460
SoFi Professional Loan Program 2017-C LLC
3.09% (1 Month LIBOR USD + 0.60%), 07/25/2040 (1)(2)	4,230,120	4,234,763
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040 (1)	695,000	706,299
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041 (1)	1,405,000	1,407,197
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048 (1)	1,875,000	1,913,272
SoFi Professional Loan Program 2018-D Trust
3.12%, 02/25/2048 (1)	10,929,082	10,958,995
3.60%, 02/25/2048 (1)	5,525,000	5,655,790
SpringCastle America Funding LLC
3.05%, 04/25/2029 (1)	2,417,439	2,414,387
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030 (1)	7,900,000	7,837,733
3.86%, 07/15/2030 (1)	1,270,000	1,277,971
Sprite 2017-1 Ltd.
4.25%, 12/15/2037 (1)	1,277,662	1,283,362
St Paul's CLO VI DAC
0.85% (3 Month EURIBOR + 0.85%, 0.85% Floor), 08/20/2030 (1)(2)	EUR 38,000,000	42,487,313
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044 (1)	$7,438,796	7,611,505
Stanwich Mortgage Loan Trust Series 2018-NPB1
4.02%, 05/16/2023 (1)(3)	2,600,415	2,605,074
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
3.49% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037 (2)	703,507	704,779
Symphony CLO XVII Ltd.
3.67% (3 Month LIBOR USD + 0.88%), 04/15/2028 (1)(2)	4,030,000	4,007,879
Synchrony Credit Card Master Note Trust
2.56%, 06/15/2023	1,205,000	1,195,958
2.62%, 09/15/2023	650,000	645,965
3.36%, 03/15/2024	2,835,000	2,831,040
Taco Bell Funding LLC
4.32%, 11/25/2048 (1)	10,777,988	11,089,471
TCI-Flatiron CLO 2016-1 Ltd.
3.73% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 07/17/2028 (1)(2)	1,800,000	1,799,109
THL Credit Wind River 2016-1 CLO Ltd.
4.44% (3 Month LIBOR USD + 1.65%), 07/15/2028 (2)	1,320,000	1,309,477
4.89% (3 Month LIBOR USD + 2.10%), 07/15/2028 (2)	1,395,000	1,376,778
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054 (1)(4)	193,837	192,594
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055 (1)(4)	247,276	245,087
3.75%, 04/25/2055 (1)(4)	960,000	970,656
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055 (1)(4)	245,157	242,786
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055 (1)(4)	1,007,403	998,611
3.00%, 02/25/2055 (1)(4)	283,195	281,302
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055 (1)(4)	200,143	197,899
Towd Point Mortgage Trust 2016-3
2.25%, 04/25/2056 (1)(4)	304,896	299,989
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056 (1)(4)	637,483	624,980
Towd Point Mortgage Trust 2016-5
2.50%, 10/25/2056 (1)(4)	2,181,022	2,143,129
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056 (1)(4)	512,792	507,145
3.75%, 10/25/2056 (1)(4)	6,315,000	6,327,393
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057 (1)(4)	244,815	242,323
Towd Point Mortgage Trust 2017-3
2.75%, 07/25/2057 (1)(4)	1,433,869	1,411,409
Towd Point Mortgage Trust 2017-4
2.75%, 06/25/2057 (1)(4)	11,383,348	11,199,599
Towd Point Mortgage Trust 2017-5
3.09% (1 Month LIBOR USD + 0.60%), 02/25/2057 (1)(2)	812,884	806,177
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057 (1)(4)	1,747,732	1,716,037
Towd Point Mortgage Trust 2018-2
3.25%, 03/25/2058 (1)(4)	7,703,262	7,683,806
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058 (1)(4)	7,674,431	7,763,154
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058 (1)(4)	3,501,805	3,489,872
Towd Point Mortgage Trust 2018-SJ1
4.00%, 10/25/2058 (1)(4)	5,247,136	5,257,626
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058 (1)(4)	5,579,677	5,667,047
Toyota Auto Receivables 2017-B Owner Trust
1.76%, 07/15/2021	13,935,573	13,860,725
Toyota Auto Receivables 2017-C Owner Trust
1.78%, 11/15/2021	4,600,000	4,562,933
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022	2,925,000	2,917,718
Toyota Auto Receivables 2018-C Owner Trust
3.02%, 12/15/2022	15,145,000	15,281,820
Tralee CLO V Ltd.
3.87% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/20/2028 (1)(2)	2,000,000	1,985,438
Tricon American Homes 2017-SFR2 Trust
2.93%, 01/17/2036 (1)	4,254,301	4,208,923
Vericrest Opportunity Loan Trust 2019-NPL3
3.97%, 03/25/2049 (1)(3)	2,070,000	2,072,258
Verizon Owner Trust 2016-2
2.36%, 05/20/2021 (1)	1,245,000	1,237,476
Verizon Owner Trust 2017-3
2.53%, 04/20/2022 (1)	1,360,000	1,351,210
Verizon Owner Trust 2018-1
3.20%, 09/20/2022 (1)	1,105,000	1,109,332
Volt LXVIII LLC
4.34%, 07/27/2048 (1)(3)	1,770,169	1,776,692
Volt LXX LLC
4.11%, 09/25/2048 (1)(3)	5,865,311	5,888,459
VOLT LXXI LLC
3.97%, 09/25/2048 (1)(3)	623,399	626,157
VOLT LXXII LLC
4.21%, 10/26/2048 (1)(3)	5,242,005	5,276,127
VOLT LXXV LLC
4.34%, 01/25/2049 (1)(3)	2,807,838	2,828,954
Volvo Financial Equipment LLC Series 2016-1
1.67%, 02/18/2020 (1)	20,861	20,851
Voya CLO 2014-3 Ltd.
3.49% (3 Month LIBOR USD + 0.72%), 07/25/2026 (1)(2)	1,119,735	1,114,918
Voya CLO 2015-2 Ltd.
3.74% (3 Month LIBOR USD + 0.97%), 07/23/2027 (1)(2)	3,505,000	3,495,424
WAVE 2017-1 Trust
3.84%, 11/15/2042 (1)	2,435,044	2,431,415
Westlake Automobile Receivables Trust 2016-2
2.83%, 05/17/2021 (1)	241,133	241,113
Westlake Automobile Receivables Trust 2018-2
4.00%, 01/16/2024 (1)	1,540,000	1,558,499
Westlake Automobile Receivables Trust 2018-3
4.00%, 10/16/2023 (1)	1,215,000	1,234,340
Westlake Automobile Receivables Trust 2019-1
3.67%, 03/15/2024 (1)	6,545,000	6,593,832
Wingstop Funding 2018-1 LLC
4.97%, 12/05/2048 (1)	955,000	988,979
Zais CLO 1 Ltd.
3.94% (3 Month LIBOR USD + 1.15%), 04/15/2028 (1)(2)	14,900,000	14,821,924
Total Asset-Backed Obligations (Cost $1,985,009,346)		1,975,454,637

Corporate Bonds - 32.87%
Basic Materials - 0.87%
ABJA Investment Co. Pte. Ltd.
5.45%, 01/24/2028	4,800,000	4,533,470
Anglo American Capital Plc
4.13%, 09/27/2022 (1)	3,883,000	3,936,197
4.88%, 05/14/2025 (1)	675,000	702,561
4.75%, 04/10/2027 (1)	985,000	1,004,584
4.50%, 03/15/2028 (1)	16,035,000	16,031,862
ArcelorMittal
6.13%, 06/01/2025	565,000	626,625
4.55%, 03/11/2026	8,255,000	8,442,341
Axalta Coating Systems LLC
4.88%, 08/15/2024 (1)	1,000,000	1,001,250
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027	860,000	827,329
CF Industries, Inc.
4.50%, 12/01/2026 (1)	5,145,000	5,212,854
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (1)	150,000	148,875
CNAC HK Finbridge Co. Ltd.
4.63%, 03/14/2023	4,545,000	4,715,369
Corp. Nacional del Cobre de Chile
3.63%, 08/01/2027 (1)	685,000	686,041
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 06/15/2023 (1)	2,695,000	2,823,013
DowDuPont, Inc.
3.77%, 11/15/2020	6,165,000	6,272,189
Equate Petrochemical BV
3.00%, 03/03/2022	690,000	679,995
4.25%, 11/03/2026	6,910,000	6,971,278
First Quantum Minerals Ltd.
6.50%, 03/01/2024 (1)	200,000	188,000
6.88%, 03/01/2026 (1)	200,000	185,500
Glencore Finance Canada Ltd.
4.95%, 11/15/2021 (1)	1,170,000	1,216,250
Glencore Funding LLC
4.13%, 03/12/2024 (1)	4,920,000	4,971,832
4.00%, 04/16/2025 (1)	4,450,000	4,464,863
4.00%, 03/27/2027 (1)	1,000,000	971,211
3.88%, 10/27/2027 (1)	11,555,000	11,034,493
4.88%, 03/12/2029 (1)	4,115,000	4,142,158
Goldcorp, Inc.
3.70%, 03/15/2023	3,270,000	3,324,371
Huntsman International LLC
5.13%, 11/15/2022	1,630,000	1,701,312
4.50%, 05/01/2029	277,000	276,077
Incitec Pivot Finance LLC
6.00%, 12/10/2019 (1)	126,000	128,354
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/2021 (1)	800,000	831,934
5.71%, 11/15/2023 (1)	600,000	646,989
6.53%, 11/15/2028 (1)	900,000	1,026,910
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048	6,765,000	7,114,763
Israel Chemicals Ltd.
6.38%, 05/31/2038 (1)	5,400,000	5,785,182
Methanex Corp.
4.25%, 12/01/2024	575,000	574,338
Mexichem SAB de CV
4.00%, 10/04/2027 (1)	1,255,000	1,217,363
Newcrest Finance Pty Ltd.
4.45%, 11/15/2021 (1)	1,800,000	1,846,059
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	2,796,000	2,897,821
SASOL Financing USA LLC
5.88%, 03/27/2024	4,300,000	4,562,496
Solvay Finance America LLC
4.45%, 12/03/2025 (1)	2,400,000	2,468,528
Starfruit Finco BV / Starfruit U.S. Holdco LLC
6.50%, 10/01/2026	EUR 400,000	448,920
Syngenta Finance NV
3.70%, 04/24/2020 (1)	$2,350,000	2,358,572
3.93%, 04/23/2021 (1)	7,742,000	7,779,268
4.44%, 04/24/2023 (1)	200,000	204,125
4.89%, 04/24/2025 (1)	200,000	203,795
5.18%, 04/24/2028 (1)	200,000	203,434
Vale Overseas Ltd.
6.25%, 08/10/2026	1,299,000	1,412,013
6.88%, 11/21/2036	432,000	493,560
6.88%, 11/10/2039	316,000	361,820
Valvoline, Inc.
5.50%, 07/15/2024	1,209,000	1,230,158
Westlake Chemical Corp.
3.60%, 08/15/2026	1,925,000	1,863,686
Yara International ASA
4.75%, 06/01/2028 (1)	400,000	417,737
		143,169,725
Communications - 4.40%
Alibaba Group Holding Ltd.
3.13%, 11/28/2021	4,894,000	4,925,652
3.60%, 11/28/2024	7,180,000	7,363,856
3.40%, 12/06/2027	8,360,000	8,214,174
Altice Financing SA
5.25%, 02/15/2023	EUR 16,785,000	19,303,899
6.63%, 02/15/2023 (1)	$18,627,000	19,046,107
Altice France SA/France
6.25%, 05/15/2024 (1)	10,330,000	10,407,475
7.38%, 05/01/2026 (1)	1,400,000	1,372,000
5.88%, 02/01/2027 (1)	EUR 8,600,000	9,938,438
8.13%, 02/01/2027 (1)	$1,100,000	1,111,000
Altice Luxembourg SA
7.75%, 05/15/2022 (1)	1,050,000	1,048,687
AT&T, Inc.
3.78% (3 Month LIBOR USD + 1.18%), 06/12/2024 (2)	1,717,000	1,703,239
3.40%, 05/15/2025	3,750,000	3,713,077
4.35%, 03/01/2029	1,512,000	1,545,159
5.25%, 03/01/2037	7,530,000	7,936,740
4.85%, 03/01/2039	11,260,000	11,319,026
4.80%, 06/15/2044	6,560,000	6,451,512
4.35%, 06/15/2045	2,600,000	2,389,943
4.75%, 05/15/2046	5,580,000	5,473,859
5.15%, 11/15/2046	3,055,000	3,140,981
4.50%, 03/09/2048	6,525,000	6,144,651
Axtel SAB de CV
6.38%, 11/14/2024	4,700,000	4,698,590
Baidu, Inc.
2.88%, 07/06/2022	5,105,000	5,041,433
3.88%, 09/29/2023	11,855,000	12,098,490
4.38%, 03/29/2028	1,850,000	1,904,458
Booking Holdings, Inc.
3.65%, 03/15/2025	2,368,000	2,419,207
3.60%, 06/01/2026	5,721,000	5,822,686
CBS Corp.
2.50%, 02/15/2023	1,500,000	1,464,419
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (1)	1,413,000	1,421,831
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	10,507,000	10,584,437
4.46%, 07/23/2022	9,433,000	9,762,614
4.39% (3 Month LIBOR USD + 1.65%), 02/01/2024 (2)	426,000	427,082
4.50%, 02/01/2024	3,510,000	3,656,375
4.91%, 07/23/2025	11,997,000	12,650,877
3.75%, 02/15/2028	665,000	642,573
6.48%, 10/23/2045	1,000,000	1,122,009
5.75%, 04/01/2048	3,740,000	3,915,221
Cisco Systems, Inc.
4.45%, 01/15/2020	2,125,000	2,152,953
Clear Channel International BV
8.75%, 12/15/2020 (1)	831,000	852,814
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	462,000	472,972
6.50%, 11/15/2022	2,424,000	2,475,510
9.25%, 02/15/2024 (1)	11,074,000	11,738,440
Comcast Corp.
3.42% (3 Month LIBOR USD + 0.63%), 04/15/2024 (2)	4,300,000	4,303,974
3.38%, 08/15/2025	4,345,000	4,404,743
3.95%, 10/15/2025	2,500,000	2,615,655
3.15%, 03/01/2026	4,440,000	4,420,881
2.35%, 01/15/2027	3,715,000	3,472,686
3.30%, 02/01/2027	3,855,000	3,844,407
4.15%, 10/15/2028	2,000,000	2,108,588
4.60%, 10/15/2038	9,723,000	10,424,324
3.97%, 11/01/2047	1,965,000	1,899,546
4.70%, 10/15/2048	1,427,000	1,554,151
4.00%, 11/01/2049	1,000,000	974,915
CommScope Finance LLC
5.50%, 03/01/2024 (1)	668,000	683,224
6.00%, 03/01/2026 (1)	1,400,000	1,448,118
8.25%, 03/01/2027 (1)	42,000	43,575
Cox Communications, Inc.
3.15%, 08/15/2024 (1)	3,400,000	3,386,519
4.80%, 02/01/2035 (1)	8,725,000	8,262,076
4.70%, 12/15/2042 (1)	810,000	732,762
4.50%, 06/30/2043 (1)	950,000	825,998
Crown Castle Towers LLC
3.22%, 05/15/2022 (1)	700,000	701,768
3.66%, 05/15/2025 (1)	1,300,000	1,314,407
CSC Holdings LLC
7.75%, 07/15/2025 (1)	3,105,000	3,330,112
5.50%, 04/15/2027 (1)	2,300,000	2,348,645
5.38%, 02/01/2028 (1)	1,400,000	1,403,500
6.50%, 02/01/2029 (1)	3,332,000	3,546,498
Deutsche Telekom International Finance BV
1.95%, 09/19/2021 (1)	800,000	781,743
2.82%, 01/19/2022 (1)	2,045,000	2,039,495
4.38%, 06/21/2028 (1)	5,430,000	5,650,906
Discovery Communications LLC
2.75%, 11/15/2019 (1)	2,355,000	2,350,297
2.80%, 06/15/2020 (1)	7,200,000	7,169,112
4.38%, 06/15/2021	380,000	390,775
2.95%, 03/20/2023	100,000	99,097
3.95%, 03/20/2028	9,148,000	8,896,375
5.00%, 09/20/2037	1,270,000	1,236,526
DISH DBS Corp.
7.88%, 09/01/2019	10,840,000	10,975,500
5.13%, 05/01/2020	15,493,000	15,589,831
6.75%, 06/01/2021	4,250,000	4,381,750
5.88%, 07/15/2022	200,000	193,560
eBay, Inc.
2.60%, 07/15/2022	4,276,000	4,218,018
2.75%, 01/30/2023	5,400,000	5,335,188
Expedia Group, Inc.
4.50%, 08/15/2024	7,286,000	7,567,132
5.00%, 02/15/2026	9,320,000	9,873,926
3.80%, 02/15/2028	2,140,000	2,066,096
Fox Corp.
4.71%, 01/25/2029 (1)	11,655,000	12,478,336
Frontier Communications Corp.
8.00%, 04/01/2027 (1)	864,000	892,080
iHeartCommunications, Inc.
9.00%, 12/15/2019 (13)	11,004,000	7,812,840
9.00%, 03/01/2021 (13)	18,100,000	12,760,500
11.25%, 03/01/2021 (13)	1,452,000	1,023,660
11.25%, 03/01/2021 (1)(13)	3,368,000	2,222,880
9.00%, 09/15/2022 (13)	7,299,000	5,145,795
10.63%, 03/15/2023 (13)	88,000	62,040
Intelsat Connect Finance SA
9.50%, 02/15/2023 (1)	710,000	628,563
Intelsat Jackson Holdings SA
9.50%, 09/30/2022 (1)	1,490,000	1,713,500
5.50%, 08/01/2023	5,401,000	4,793,387
8.00%, 02/15/2024 (1)	9,655,000	10,065,338
8.50%, 10/15/2024 (1)	3,734,000	3,631,315
9.75%, 07/15/2025 (1)	1,722,000	1,748,347
Intelsat Luxembourg SA
7.75%, 06/01/2021	8,455,000	7,583,078
Interpublic Group of Cos., Inc.
3.50%, 10/01/2020	1,130,000	1,139,878
3.75%, 10/01/2021	200,000	203,516
4.00%, 03/15/2022	216,000	220,476
Level 3 Financing, Inc.
5.38%, 01/15/2024	600,000	611,160
5.38%, 05/01/2025	3,356,000	3,397,279
5.25%, 03/15/2026	550,000	548,625
MTN Mauritius Investments Ltd.
6.50%, 10/13/2026	4,200,000	4,265,100
Netflix, Inc.
4.63%, 05/15/2029 (1)	EUR 6,360,000	7,612,737
Nokia OYJ
3.38%, 06/12/2022	$280,000	276,850
4.38%, 06/12/2027	4,255,000	4,212,450
Radiate Holdco LLC / Radiate Finance, Inc.
6.88%, 02/15/2023 (1)	220,000	217,800
Sky Plc
3.13%, 11/26/2022 (1)	400,000	404,333
3.75%, 09/16/2024 (1)	280,000	290,159
SoftBank Group Corp.
4.00%, 04/20/2023	EUR 2,150,000	2,591,798
Sprint Capital Corp.
6.90%, 05/01/2019	$4,095,000	4,105,237
6.88%, 11/15/2028	438,000	421,028
8.75%, 03/15/2032	1,085,000	1,144,784
Sprint Communications, Inc.
7.00%, 03/01/2020 (1)	7,822,000	8,027,328
7.00%, 08/15/2020	12,097,000	12,490,153
11.50%, 11/15/2021	575,000	665,562
6.00%, 11/15/2022	1,350,000	1,360,530
Sprint Corp.
7.25%, 09/15/2021	2,138,000	2,244,900
7.13%, 06/15/2024	312,000	316,680
7.63%, 02/15/2025	270,000	275,400
7.63%, 03/01/2026	1,624,000	1,648,360
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021 (1)	5,991,875	5,990,077
4.74%, 03/20/2025 (1)	8,555,000	8,651,244
5.15%, 03/20/2028 (1)	7,596,000	7,766,910
TBG Global Pte. Ltd.
5.25%, 02/10/2022	5,300,000	5,307,176
Telefonica Emisiones SA
5.52%, 03/01/2049	11,455,000	12,005,605
Telefonica Emisiones SAU
5.46%, 02/16/2021	168,000	175,677
Telenet Finance Luxembourg Notes SARL
5.50%, 03/01/2028 (1)	400,000	392,000
Tencent Holdings Ltd.
2.99%, 01/19/2023	10,000,000	9,960,555
3.80%, 02/11/2025	7,290,000	7,463,315
Thomson Reuters Corp.
3.35%, 05/15/2026	1,390,000	1,334,713
Time Warner Cable LLC
4.00%, 09/01/2021	370,000	376,111
5.88%, 11/15/2040	2,000,000	2,080,975
5.50%, 09/01/2041	9,512,000	9,415,054
4.50%, 09/15/2042	13,180,000	11,562,416
T-Mobile USA, Inc.
6.50%, 01/15/2024	1,045,000	1,084,188
4.50%, 02/01/2026	658,000	657,640
4.75%, 02/01/2028	3,208,000	3,179,930
Turk Telekomunikasyon AS
6.88%, 02/28/2025 (1)	8,000,000	7,644,240
United Group BV
4.38%, 07/01/2022	EUR 7,425,000	8,546,654
4.38%, 07/01/2022 (1)	200,000	230,213
4.88%, 07/01/2024	9,400,000	10,772,894
4.88%, 07/01/2024 (1)	200,000	229,211
Univision Communications, Inc.
5.13%, 05/15/2023 (1)	$6,215,000	5,904,250
5.13%, 02/15/2025 (1)	5,037,000	4,690,706
UPCB Finance VII Ltd.
3.63%, 06/15/2029	EUR 290,000	337,655
Verizon Communications, Inc.
3.38%, 02/15/2025	$5,270,000	5,343,155
4.02%, 12/03/2029 (1)	8,760,000	9,052,979
4.50%, 08/10/2033	3,470,000	3,674,536
5.25%, 03/16/2037	2,900,000	3,269,903
4.75%, 11/01/2041	685,000	724,517
4.86%, 08/21/2046	4,095,000	4,376,658
5.01%, 04/15/2049	1,625,000	1,778,939
4.67%, 03/15/2055	650,000	665,189
Viacom, Inc.
4.25%, 09/01/2023	1,000,000	1,040,054
3.88%, 04/01/2024	5,000,000	5,093,730
ViaSat, Inc.
5.63%, 09/15/2025 (1)	196,000	187,670
5.63%, 04/15/2027 (1)	484,000	492,523
Virgin Media Secured Finance Plc
5.25%, 01/15/2026 (1)	1,200,000	1,207,500
Vodafone Group Plc
3.75%, 01/16/2024	4,000,000	4,035,640
4.38%, 05/30/2028	14,700,000	14,955,301
5.00%, 05/30/2038	5,045,000	4,990,109
VTR Finance BV
6.88%, 01/15/2024	4,476,000	4,587,900
Walt Disney Co.
3.75%, 06/01/2021	460,000	471,097
3.70%, 09/15/2024 (1)	1,495,000	1,558,868
Warner Media LLC
4.00%, 01/15/2022	1,000,000	1,027,911
3.88%, 01/15/2026	445,000	446,837
2.95%, 07/15/2026	380,000	359,942
3.80%, 02/15/2027	3,555,000	3,536,775
Wind Tre SpA
2.63%, 01/20/2023 (1)	EUR 600,000	652,290
2.75% (3 Month EURIBOR + 2.75%, 2.75% Floor), 01/20/2024 (1)(2)	500,000	532,273
3.13%, 01/20/2025	200,000	211,473
Zayo Group LLC / Zayo Capital, Inc.
5.75%, 01/15/2027 (1)	$1,240,000	1,237,272
Ziggo BV
5.50%, 01/15/2027 (1)	6,675,000	6,608,250
		723,873,347
Consumer, Cyclical - 2.93%
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 05/15/2021 (1)	261,746	267,138
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023 (1)	1,882,161	1,925,451
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 01/15/2026 (1)	14,134,627	13,689,386
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027 (1)	3,000,000	2,934,998
America West Airlines 2001-1 Pass Through Trust
7.10%, 04/02/2021	1,302,678	1,358,042
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	1,443,901	1,467,581
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	1,711,041	1,714,635
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023	2,178,259	2,150,595
American Airlines 2015-2 Class B Pass Through Trust
4.40%, 09/22/2023	9,384,411	9,453,855
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 01/15/2028	537,180	539,779
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 01/15/2024	2,189,132	2,257,343
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	1,305,175	1,279,593
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024 (1)	3,985,200	4,004,329
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 10/15/2025	7,662,137	7,516,047
American Airlines 2017-1 Class B Pass Through Trust
4.95%, 02/15/2025	986,216	1,014,824
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/2029	797,810	779,695
American Airlines 2017-2 Class B Pass Through Trust
3.70%, 10/15/2025	6,612,898	6,457,133
AutoNation, Inc.
3.35%, 01/15/2021	770,000	771,138
BMW U.S. Capital LLC
3.25%, 08/14/2020 (1)	14,250,000	14,349,180
3.10%, 04/12/2021 (1)	5,495,000	5,529,904
Choice Hotels International, Inc.
5.75%, 07/01/2022	3,000,000	3,195,330
Churchill Downs, Inc.
4.75%, 01/15/2028 (1)	402,000	382,403
Cintas Corp. No. 2
4.30%, 06/01/2021	165,000	170,215
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 11/01/2020	303,780	311,166
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	4,235,217	4,455,025
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 11/10/2019	882,823	901,539
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	1,717,684	1,746,369
Cumberland Farms, Inc.
6.75%, 05/01/2025 (1)	767,000	797,680
D.R. Horton, Inc.
4.38%, 09/15/2022	10,658,000	10,935,267
Daimler Finance North America LLC
2.30%, 01/06/2020 (1)	4,000,000	3,982,777
3.00%, 02/22/2021 (1)	2,210,000	2,209,902
3.88%, 09/15/2021 (1)	850,000	866,552
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (1)	275,000	275,000
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 01/02/2023	1,571,755	1,673,290
Delta Air Lines, Inc.
2.88%, 03/13/2020	1,295,000	1,292,636
3.40%, 04/19/2021	350,000	351,487
3.63%, 03/15/2022	11,287,000	11,364,503
4.38%, 04/19/2028	2,175,000	2,131,073
Diamond Resorts International Inc.
7.75%, 09/01/2023 (1)	4,294,000	4,294,000
Dillard's, Inc.
7.75%, 07/15/2026	135,000	147,953
7.75%, 05/15/2027	85,000	91,903
7.00%, 12/01/2028	380,000	397,654
Emirates Airline
4.50%, 02/06/2025	3,428,520	3,419,949
FCE Bank Plc
1.88%, 06/24/2021	EUR 300,000	339,424
Ford Motor Credit Co. LLC
1.90%, 08/12/2019	$1,000,000	995,800
3.80% (3 Month LIBOR USD + 1.00%), 01/09/2020 (2)	2,575,000	2,574,571
8.13%, 01/15/2020	2,605,000	2,699,894
2.43%, 06/12/2020	4,525,000	4,466,040
3.39% (3 Month LIBOR USD + 0.79%), 06/12/2020 (2)	400,000	396,751
3.16%, 08/04/2020	2,420,000	2,403,121
2.34%, 11/02/2020	7,795,000	7,631,105
3.17% (3 Month LIBOR USD + 0.43%), 11/02/2020 (2)	3,110,000	3,038,710
5.09%, 01/07/2021	1,405,000	1,431,303
3.20%, 01/15/2021	3,750,000	3,696,750
3.34%, 03/18/2021	200,000	196,984
3.47%, 04/05/2021	2,915,000	2,885,993
3.61% (3 Month LIBOR USD + 0.81%), 04/05/2021 (2)	400,000	390,538
0.12% (3 Month EURIBOR + 0.43%), 05/14/2021 (2)	EUR 220,000	238,346
3.68% (3 Month LIBOR USD + 0.88%), 10/12/2021 (2)	$3,390,000	3,284,448
0.06% (3 Month EURIBOR + 0.37%), 12/01/2021 (2)	EUR 610,000	652,614
5.60%, 01/07/2022	$13,892,000	14,332,071
3.34%, 03/28/2022	4,740,000	4,602,774
0.11% (3 Month EURIBOR + 0.42%), 12/07/2022 (2)	EUR 13,500,000	14,126,040
3.92% (3 Month LIBOR USD + 1.24%), 02/15/2023 (2)	$500,000	472,904
3.02%, 03/06/2024	EUR 1,002,000	1,136,295
4.13%, 08/04/2025	$2,005,000	1,852,464
General Motors Co.
6.60%, 04/01/2036	975,000	1,021,248
6.25%, 10/02/2043	65,000	65,045
5.20%, 04/01/2045	3,485,000	3,109,696
General Motors Financial Co., Inc.
2.40%, 05/09/2019	4,035,000	4,033,265
2.35%, 10/04/2019	3,000,000	2,992,547
3.15%, 01/15/2020	1,000,000	1,001,401
2.65%, 04/13/2020	1,500,000	1,493,991
3.20%, 07/13/2020	6,992,000	7,009,687
3.55%, 04/09/2021	30,950,000	31,114,156
3.65% (3 Month LIBOR USD + 0.85%), 04/09/2021 (2)	10,375,000	10,295,422
0.24% (3 Month EURIBOR + 0.55%), 03/26/2022 (2)	EUR 450,000	494,638
5.10%, 01/17/2024	$3,175,000	3,296,083
4.35%, 04/09/2025	1,530,000	1,524,340
4.00%, 10/06/2026	1,900,000	1,821,454
Gohl Capital Ltd.
4.25%, 01/24/2027	6,600,000	6,550,157
Harley-Davidson Financial Services, Inc.
2.85%, 01/15/2021 (1)	3,287,000	3,250,041
2.55%, 06/09/2022 (1)	1,875,000	1,815,699
Hilton Domestic Operating Co., Inc.
5.13%, 05/01/2026 (1)	208,000	211,120
Hyundai Capital America
3.41% (3 Month LIBOR USD + 0.80%), 09/18/2020 (1)(2)	1,170,000	1,170,030
IHO Verwaltungs GmbH
4.13% cash or 4.88% PIK, 09/15/2021, (1)	745,000	745,931
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 06/01/2026 (1)	956,000	964,963
4.75%, 06/01/2027 (1)	1,000,000	982,500
Latam Airlines 2015-1 Pass Through Trust A
4.20%, 11/15/2027	2,862,205	2,817,554
Lennar Corp.
4.75%, 11/29/2027	4,275,000	4,276,999
Magna International, Inc.
4.15%, 10/01/2025	665,000	693,914
Melco Resorts Finance Ltd.
4.88%, 06/06/2025 (1)	200,000	197,841
MGM Resorts International
6.75%, 10/01/2020	6,899,000	7,235,326
7.75%, 03/15/2022	2,870,000	3,171,350
Mitchells & Butlers Finance Plc
6.01%, 12/15/2028	GBP 330,748	488,759
3.06% (3 Month LIBOR USD + 0.45%), 12/15/2030 (2)	$10,191,300	9,317,274
New Red Finance, Inc.
4.63%, 01/15/2022 (1)	3,510,000	3,526,532
4.25%, 05/15/2024 (1)	154,000	152,460
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.25%, 05/15/2026 (1)	1,310,000	1,336,200
PetSmart, Inc.
5.88%, 06/01/2025 (1)	206,000	172,525
QVC, Inc.
3.13%, 04/01/2019	400,000	400,000
5.13%, 07/02/2022	3,955,000	4,145,109
4.38%, 03/15/2023	920,000	933,535
Rite Aid Corp.
6.13%, 04/01/2023 (1)	3,388,000	2,807,805
Sands China Ltd.
4.60%, 08/08/2023	1,400,000	1,443,759
5.13%, 08/08/2025	1,600,000	1,668,377
5.40%, 08/08/2028	2,200,000	2,306,771
Spirit Issuer Plc
3.61% (3 Month LIBOR GBP + 2.78%), 03/28/2025 (2)	GBP 3,465,000	4,495,966
3.53% (3 Month LIBOR GBP + 2.70%), 12/28/2031 (2)	810,000	1,023,621
Starbucks Corp.
3.80%, 08/15/2025	$5,465,000	5,635,823
Tesla, Inc.
5.30%, 08/15/2025 (1)	3,670,000	3,179,138
Toyota Motor Credit Co.
1.55%, 10/18/2019	9,690,000	9,633,001
Toyota Motor Credit Corp.
2.95%, 04/13/2021	14,545,000	14,645,594
U.S. Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023	1,698,624	1,882,755
U.S. Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025	1,627,058	1,650,106
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	1,540,683	1,521,685
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 10/07/2025	1,970,428	1,945,715
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030	34,391	33,494
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	6,581,929	6,685,147
VOC Escrow Ltd.
5.00%, 02/15/2028 (1)	179,000	174,078
Volkswagen Bank GmbH
0.11% (3 Month EURIBOR + 0.42%), 06/15/2021 (2)	EUR 1,400,000	1,560,344
0.63%, 09/08/2021	7,500,000	8,452,959
1.88%, 01/31/2024	300,000	345,126
Volkswagen Group of America Finance LLC
3.46% (3 Month LIBOR USD + 0.77%), 11/13/2020 (1)(2)	$8,300,000	8,324,373
3.88%, 11/13/2020 (1)	7,800,000	7,896,984
3.64% (3 Month LIBOR USD + 0.94%), 11/12/2021 (1)(2)	8,300,000	8,314,343
4.00%, 11/12/2021 (1)	8,800,000	8,979,392
Volkswagen Leasing GmbH
0.14% (3 Month EURIBOR + 0.45%), 07/06/2021 (2)	EUR 400,000	445,741
1.63%, 08/15/2025	3,095,000	3,453,855
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	$2,550,000	2,600,394
4.80%, 11/18/2044	926,000	889,550
Walmart, Inc.
3.13%, 06/23/2021	19,375,000	19,650,354
WestJet Airlines Ltd.
3.50%, 06/16/2021 (1)	4,540,000	4,426,101
Wyndham Destinations, Inc.
4.25%, 03/01/2022	40,000	40,030
3.90%, 03/01/2023	1,170,000	1,147,905
5.40%, 04/01/2024	72,000	73,080
6.35%, 10/01/2025	1,120,000	1,170,400
5.75%, 04/01/2027	6,035,000	5,986,116
Wynn Macau Ltd.
4.88%, 10/01/2024 (1)	200,000	195,118
5.50%, 10/01/2027 (1)	200,000	191,500
ZF North America Capital, Inc.
4.00%, 04/29/2020 (1)	1,910,000	1,911,166
4.50%, 04/29/2022 (1)	1,050,000	1,054,155
4.75%, 04/29/2025 (1)	3,190,000	3,100,155
		483,470,027
Consumer, Non-cyclical - 5.44%
AA Bond Co. Ltd.
4.25%, 07/31/2020	GBP 10,080,000	13,351,109
2.88%, 01/31/2022	5,547,000	6,907,438
Abbott Laboratories
2.90%, 11/30/2021	$8,535,000	8,572,480
AbbVie, Inc.
2.90%, 11/06/2022	4,380,000	4,370,413
2.85%, 05/14/2023	1,000,000	989,282
3.60%, 05/14/2025	8,963,000	8,988,730
4.25%, 11/14/2028	2,000,000	2,044,673
4.50%, 05/14/2035	715,000	701,427
4.45%, 05/14/2046	750,000	697,788
4.88%, 11/14/2048	2,000,000	1,970,218
Aetna, Inc.
2.80%, 06/15/2023	3,388,000	3,328,590
3.50%, 11/15/2024	3,370,000	3,371,912
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC
7.50%, 03/15/2026 (1)	1,640,000	1,687,150
Allergan Finance LLC
3.25%, 10/01/2022	7,250,000	7,254,464
Allergan Funding SCS
0.04% (3 Month EURIBOR + 0.35%), 06/03/2019 (2)	EUR 100,000	112,195
3.45%, 03/15/2022	$380,000	383,322
Allergan Sales LLC
5.00%, 12/15/2021 (1)	3,000,000	3,122,705
Altria Group, Inc.
4.40%, 02/14/2026	1,270,000	1,308,068
4.80%, 02/14/2029	9,700,000	10,009,285
5.80%, 02/14/2039	3,925,000	4,156,838
5.95%, 02/14/2049	3,230,000	3,465,518
Amgen, Inc.
2.60%, 08/19/2026	3,200,000	3,029,573
4.40%, 05/01/2045	3,441,000	3,393,133
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046 (1)	7,035,000	7,069,549
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	1,145,000	1,193,794
4.00%, 04/13/2028	5,025,000	5,107,035
5.55%, 01/23/2049	3,620,000	3,979,887
Anthem, Inc.
2.50%, 11/21/2020	15,420,000	15,343,397
3.65%, 12/01/2027	2,580,000	2,576,131
4.65%, 01/15/2043	4,400,000	4,557,354
4.38%, 12/01/2047	1,000,000	996,114
Ascension Health
3.95%, 11/15/2046	825,000	850,028
Ashtead Capital, Inc.
5.25%, 08/01/2026 (1)	4,585,000	4,688,162
AstraZeneca Plc
3.38%, 11/16/2025	2,475,000	2,497,508
B&G Foods, Inc.
5.25%, 04/01/2025	1,590,000	1,524,412
Bacardi Ltd.
4.70%, 05/15/2028 (1)	2,047,000	2,049,929
5.30%, 05/15/2048 (1)	2,730,000	2,621,112
BAT Capital Corp.
2.30%, 08/14/2020	8,722,000	8,636,570
2.76%, 08/15/2022	3,124,000	3,073,606
3.56%, 08/15/2027	7,240,000	6,860,835
4.54%, 08/15/2047	3,295,000	2,890,108
BAT International Finance Plc
2.75%, 06/15/2020 (1)	3,619,000	3,605,458
3.25%, 06/07/2022 (1)	2,978,000	2,976,224
3.50%, 06/15/2022 (1)	326,000	327,461
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (1)	2,842,000	3,012,520
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (1)	748,000	763,895
5.75%, 08/15/2027 (1)	1,080,000	1,107,000
Baxalta, Inc.
2.88%, 06/23/2020	298,000	297,607
4.00%, 06/23/2025	2,331,000	2,392,436
Bayer U.S. Finance II LLC
3.23% (3 Month LIBOR USD + 0.63%), 06/25/2021 (1)(2)	1,500,000	1,487,032
3.50%, 06/25/2021 (1)	800,000	803,343
2.75%, 07/15/2021 (1)	5,312,000	5,224,100
3.88%, 12/15/2023 (1)	7,420,000	7,479,872
4.38%, 12/15/2028 (1)	6,945,000	6,908,387
Bayer U.S. Finance LLC
3.00%, 10/08/2021 (1)	900,000	892,812
3.38%, 10/08/2024 (1)	5,000,000	4,891,292
Becton Dickinson and Co.
2.68%, 12/15/2019	3,780,000	3,767,780
3.25%, 11/12/2020	2,100,000	2,108,856
2.89%, 06/06/2022	6,000,000	5,968,459
3.36%, 06/06/2024	5,185,000	5,191,351
3.73%, 12/15/2024	1,560,000	1,584,803
3.70%, 06/06/2027	19,980,000	19,923,996
7.00%, 08/01/2027	361,000	424,478
Biogen, Inc.
2.90%, 09/15/2020	4,000,000	3,998,956
5.20%, 09/15/2045	1,175,000	1,246,708
Boston Scientific Corp.
3.38%, 05/15/2022	600,000	608,249
BRF GmbH
4.35%, 09/29/2026 (1)	6,320,000	5,522,100
Bunge Ltd. Finance Corp.
3.75%, 09/25/2027	3,370,000	3,092,440
Campbell Soup Co.
3.11% (3 Month LIBOR USD + 0.50%), 03/16/2020 (2)	420,000	419,015
3.24% (3 Month LIBOR USD + 0.63%), 03/15/2021 (2)	1,786,000	1,773,498
3.30%, 03/15/2021	4,280,000	4,307,398
Catalent Pharma Solutions, Inc.
4.88%, 01/15/2026 (1)	2,600,000	2,574,000
Celgene Corp.
3.25%, 08/15/2022	350,000	353,701
3.55%, 08/15/2022	1,275,000	1,302,369
3.63%, 05/15/2024	1,760,000	1,790,308
3.88%, 08/15/2025	7,748,000	7,953,792
3.45%, 11/15/2027	1,600,000	1,584,482
3.90%, 02/20/2028	2,000,000	2,043,714
5.25%, 08/15/2043	1,940,000	2,079,796
4.63%, 05/15/2044	2,360,000	2,380,300
5.00%, 08/15/2045	2,850,000	2,996,041
Centene Corp.
5.63%, 02/15/2021	219,000	222,285
4.75%, 05/15/2022	383,000	389,224
6.13%, 02/15/2024	1,270,000	1,330,706
4.75%, 01/15/2025	1,511,000	1,541,220
Central Garden & Pet Co.
6.13%, 11/15/2023	880,000	918,500
5.13%, 02/01/2028	2,232,000	2,047,860
China Merchants Finance Co. Ltd.
3.50%, 08/03/2020	700,000	699,910
Chobani LLC / Chobani Finance Corp., Inc.
7.50%, 04/15/2025 (1)	1,206,000	1,080,877
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021	9,444,000	9,284,396
6.25%, 03/31/2023	16,490,000	15,479,988
8.63%, 01/15/2024 (1)	4,104,000	4,109,130
8.00%, 03/15/2026 (1)	4,255,000	4,071,184
Cigna Corp.
3.20%, 09/17/2020 (1)	11,060,000	11,113,083
4.13%, 11/15/2025 (1)	2,105,000	2,179,364
3.05%, 10/15/2027	4,920,000	4,664,292
4.38%, 10/15/2028 (1)	20,715,000	21,470,519
4.90%, 12/15/2048 (1)	4,710,000	4,874,363
Conagra Brands, Inc.
5.40%, 11/01/2048	2,370,000	2,386,557
CVS Health Corp.
4.75%, 12/01/2022 (1)	56,000	58,921
3.70%, 03/09/2023	5,825,000	5,918,081
4.00%, 12/05/2023	5,000,000	5,140,292
4.10%, 03/25/2025	8,335,000	8,562,267
5.13%, 07/20/2045	200,000	203,956
5.05%, 03/25/2048	11,000,000	11,087,275
CVS Pass-Through Trust
6.04%, 12/10/2028	1,389,287	1,516,203
6.94%, 01/10/2030	1,072,797	1,223,438
5.77%, 01/10/2033	2,522,832	2,742,690
4.70%, 01/10/2036 (1)	2,489,636	2,575,329
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (1)	10,797,166	10,633,049
Danone SA
2.08%, 11/02/2021 (1)	1,715,000	1,681,835
3.00%, 06/15/2022 (1)	11,560,000	11,587,222
2.59%, 11/02/2023 (1)	700,000	685,342
DP World Plc
2.38%, 09/25/2026 (1)	EUR 600,000	699,976
4.25%, 09/25/2030 (1)	GBP 300,000	413,240
Elanco Animal Health, Inc.
4.27%, 08/28/2023 (1)	$3,195,000	3,294,404
4.90%, 08/28/2028 (1)	6,285,000	6,678,478
Equifax, Inc.
3.60%, 08/15/2021	4,485,000	4,527,206
ERAC USA Finance LLC
2.60%, 12/01/2021 (1)	1,180,000	1,161,341
3.80%, 11/01/2025 (1)	4,605,000	4,656,006
Express Scripts Holding Co.
3.05%, 11/30/2022	800,000	800,592
3.50%, 06/15/2024	1,282,000	1,292,719
4.50%, 02/25/2026	11,123,000	11,652,294
3.40%, 03/01/2027	1,504,000	1,464,870
First Quality Finance Co., Inc.
5.00%, 07/01/2025 (1)	1,694,000	1,647,466
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 (1)	5,620,000	5,656,116
4.13%, 10/15/2020 (1)	114,000	114,984
Fresenius Medical Care U.S. Finance, Inc.
5.75%, 02/15/2021 (1)	570,000	592,019
G4S International Finance Plc
1.50%, 01/09/2023	EUR 100,000	113,292
General Mills, Inc.
3.20%, 04/16/2021	$1,645,000	1,659,537
4.20%, 04/17/2028	3,700,000	3,847,177
4.70%, 04/17/2048	1,050,000	1,051,394
George Washington University
3.55%, 09/15/2046	740,000	714,749
Gilead Sciences, Inc.
3.70%, 04/01/2024	1,000,000	1,033,314
3.50%, 02/01/2025	1,251,000	1,276,695
4.60%, 09/01/2035	3,961,000	4,176,142
4.75%, 03/01/2046	375,000	393,233
4.15%, 03/01/2047	1,000,000	966,821
GlaxoSmithKline Capital Plc
3.13%, 05/14/2021	8,775,000	8,856,310
Greene King Finance Plc
1.79% (3 Month LIBOR GBP + 0.95%), 06/15/2031 (2)	GBP 623,403	742,756
5.11%, 03/15/2034	450,000	674,732
4.06%, 03/15/2035	3,963,735	5,527,417
HCA, Inc.
6.50%, 02/15/2020	$1,319,000	1,357,521
5.88%, 03/15/2022	2,700,000	2,900,637
5.88%, 05/01/2023	844,000	899,915
5.00%, 03/15/2024	5,011,000	5,306,104
5.38%, 02/01/2025	967,000	1,025,020
5.25%, 04/15/2025	6,984,000	7,486,290
5.25%, 06/15/2026	3,755,000	4,026,185
4.50%, 02/15/2027	12,510,000	12,857,419
5.88%, 02/01/2029	1,035,000	1,115,161
7.50%, 11/06/2033	1,035,000	1,187,662
Hill-Rom Holdings, Inc.
5.75%, 09/01/2023 (1)	480,000	495,000
Hologic, Inc.
4.63%, 02/01/2028 (1)	3,215,000	3,174,812
Humana, Inc.
3.15%, 12/01/2022	3,503,000	3,518,800
3.85%, 10/01/2024	6,639,000	6,767,785
IHS Markit Ltd.
5.00%, 11/01/2022 (1)	5,186,000	5,410,554
4.75%, 02/15/2025 (1)	705,000	733,179
4.00%, 03/01/2026 (1)	500,000	499,500
4.75%, 08/01/2028	3,425,000	3,583,611
Imperial Brands Finance Plc
3.75%, 07/21/2022 (1)	3,110,000	3,152,374
Japan Tobacco, Inc.
2.00%, 04/13/2021	5,230,000	5,123,883
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (1)	3,530,000	3,618,250
6.75%, 02/15/2028 (1)	2,130,000	2,204,550
Johnson & Johnson
3.40%, 01/15/2038	975,000	958,312
Kaiser Foundation Hospitals
3.50%, 04/01/2022	1,275,000	1,310,432
Keurig Dr. Pepper, Inc.
3.55%, 05/25/2021 (1)	13,505,000	13,652,124
2.53%, 11/15/2021	970,000	955,659
3.20%, 11/15/2021	500,000	501,469
Kraft Foods Group, Inc.
5.38%, 02/10/2020	1,000,000	1,020,405
5.00%, 06/04/2042	470,000	445,477
Kraft Heinz Foods Co.
2.80%, 07/02/2020	1,006,000	1,004,493
3.27% (3 Month LIBOR USD + 0.57%), 02/10/2021 (2)	450,000	448,666
3.38%, 06/15/2021	10,130,000	10,214,735
3.50%, 07/15/2022	8,640,000	8,724,833
3.95%, 07/15/2025	5,500,000	5,543,357
4.63%, 01/30/2029	4,095,000	4,216,304
5.20%, 07/15/2045	1,000,000	964,733
4.38%, 06/01/2046	800,000	695,073
Kroger Co.
5.40%, 01/15/2049	4,580,000	4,760,348
Life Technologies Corp.
6.00%, 03/01/2020	1,200,000	1,232,452
Matthews International Corp.
5.25%, 12/01/2025 (1)	1,064,000	1,021,440
Molina Healthcare, Inc.
5.38%, 11/15/2022	1,913,000	1,985,904
Molson Coors Brewing Co.
2.25%, 03/15/2020	3,700,000	3,676,336
2.10%, 07/15/2021	470,000	461,062
Mondelez International Holdings Netherlands BV
2.00%, 10/28/2021 (1)	3,120,000	3,041,739
New York and Presbyterian Hospital
3.56%, 08/01/2036	2,630,000	2,555,592
NYU Langone Hospitals
4.43%, 07/01/2042	2,000,000	2,109,292
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
6.63%, 05/15/2022 (1)	1,434,000	1,358,715
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (1)	981,000	994,489
Pernod Ricard SA
5.75%, 04/07/2021 (1)	1,100,000	1,158,770
4.45%, 01/15/2022 (1)	2,000,000	2,078,075
4.25%, 07/15/2022 (1)	1,600,000	1,661,065
Pfizer, Inc.
4.40%, 05/15/2044	430,000	467,940
Pilgrim's Pride Corp.
5.88%, 09/30/2027 (1)	1,448,000	1,458,860
Post Holdings, Inc.
5.00%, 08/15/2026 (1)	2,100,000	2,042,250
5.75%, 03/01/2027 (1)	968,000	971,630
5.63%, 01/15/2028 (1)	2,700,000	2,679,750
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	1,968,000	1,870,568
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022 (1)	13,130,000	12,934,570
Refinitiv U.S. Holdings, Inc.
4.50%, 05/15/2026	EUR 1,300,000	1,467,323
6.25%, 05/15/2026 (1)	$1,190,000	1,206,363
6.88%, 11/15/2026	EUR 200,000	219,864
Reynolds American, Inc.
6.88%, 05/01/2020	$1,000,000	1,040,071
3.25%, 06/12/2020	750,000	751,143
4.00%, 06/12/2022	900,000	919,501
3.25%, 11/01/2022	1,215,000	1,205,696
4.45%, 06/12/2025	4,250,000	4,366,693
5.85%, 08/15/2045	3,405,000	3,498,219
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	895,000	891,130
2.40%, 09/23/2021	7,182,000	7,100,038
2.88%, 09/23/2023	7,345,000	7,257,884
3.20%, 09/23/2026	4,310,000	4,167,680
Sigma Alimentos SA de CV
4.13%, 05/02/2026	3,300,000	3,225,750
Smithfield Foods, Inc.
4.25%, 02/01/2027 (1)	1,290,000	1,225,522

Spectrum Brands, Inc.
6.13%, 12/15/2024	500,000	505,000
5.75%, 07/15/2025	1,175,000	1,183,812
Suntory Holdings Ltd.
2.55%, 06/28/2022 (1)	810,000	798,134
Takeda Pharmaceutical Co. Ltd.
3.80%, 11/26/2020 (1)	5,150,000	5,226,672
4.00%, 11/26/2021 (1)	9,350,000	9,589,759
0.79% (3 Month EURIBOR + 1.10%), 11/21/2022 (1)(2)	EUR 3,100,000	3,532,385
Teleflex, Inc.
4.63%, 11/15/2027	$2,272,000	2,253,551
Tenet Healthcare Corp.
6.00%, 10/01/2020	2,815,000	2,913,525
4.50%, 04/01/2021	2,347,000	2,382,205
4.63%, 07/15/2024	1,271,000	1,274,178
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/2022	750,000	699,375
Teva Pharmaceutical Finance Netherlands II BV
0.38%, 07/25/2020	EUR 4,400,000	4,885,784
3.25%, 04/15/2022	1,200,000	1,375,842
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019	$80,000	79,630
2.20%, 07/21/2021	38,640,000	36,845,174
3.15%, 10/01/2026	5,355,000	4,378,459
Coca-Cola Co./The
1.88%, 10/27/2020	3,345,000	3,315,421
3.15%, 11/15/2020	2,949,000	2,974,440
3.30%, 09/01/2021	15,247,000	15,520,181
Thermo Fisher Scientific, Inc.
4.70%, 05/01/2020	110,000	112,267
4.50%, 03/01/2021	900,000	929,460
3.30%, 02/15/2022	1,728,000	1,750,768
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/2027 (1)	2,635,000	2,518,409
Tyson Foods, Inc.
2.25%, 08/23/2021	300,000	295,395
4.00%, 03/01/2026	5,000,000	5,107,733
UBM Plc
5.75%, 11/03/2020 (1)	2,925,000	3,024,600
Unilever Capital Corp.
3.00%, 03/07/2022	5,625,000	5,682,078
UnitedHealth Group, Inc.
3.85%, 06/15/2028	5,000,000	5,237,730
4.75%, 07/15/2045	1,712,000	1,938,069
4.20%, 01/15/2047	1,288,000	1,342,159
Universal Health Services, Inc.
4.75%, 08/01/2022 (1)	7,595,000	7,661,457
5.00%, 06/01/2026 (1)	7,497,000	7,618,826
Verisk Analytics, Inc.
4.13%, 03/15/2029	3,835,000	3,935,844
WellCare Health Plans, Inc.
5.38%, 08/15/2026 (1)	1,065,000	1,114,256
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	2,125,000	2,119,795
3.38% (3 Month LIBOR USD + 0.75%), 03/19/2021 (2)	970,000	966,729
3.15%, 04/01/2022	640,000	641,955
3.70%, 03/19/2023	3,145,000	3,174,954
Zoetis, Inc.
3.45%, 11/13/2020	600,000	605,540
		895,738,068
Diversified - 0.03%
Hutchison Whampoa International 14 Ltd.
3.63%, 10/31/2024	4,700,000	4,787,627

Energy - 3.10%
Aker BP ASA
5.88%, 03/31/2025 (1)	4,870,000	5,095,237
Anadarko Petroleum Corp.
5.55%, 03/15/2026	5,310,000	5,796,138
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	5,655,000	5,697,037
Antero Resources Corp.
5.63%, 06/01/2023	1,635,000	1,657,481
5.00%, 03/01/2025	2,062,000	2,028,493
APT Pipelines Ltd.
3.88%, 10/11/2022 (1)	1,360,000	1,384,157
4.25%, 07/15/2027 (1)	11,420,000	11,582,094
BG Energy Capital Plc
4.00%, 10/15/2021 (1)	1,100,000	1,127,111
Boardwalk Pipelines LP
3.38%, 02/01/2023	330,000	323,632
5.95%, 06/01/2026	8,415,000	8,950,903
BP Capital Markets America, Inc.
4.74%, 03/11/2021	3,025,000	3,142,592
2.11%, 09/16/2021	5,210,000	5,133,595
Canadian Natural Resources Ltd.
3.45%, 11/15/2021	1,320,000	1,335,206
3.85%, 06/01/2027	890,000	891,595
6.25%, 03/15/2038	1,345,000	1,620,922
Cenovus Energy, Inc.
5.70%, 10/15/2019	15,385	15,605
Centennial Resource Production LLC
5.38%, 01/15/2026 (1)	538,000	515,807
Chevron Corp.
2.43%, 06/24/2020	1,545,000	1,542,589
2.42%, 11/17/2020	1,550,000	1,547,170
China Shenhua Overseas Capital Co. Ltd.
3.13%, 01/20/2020	200,000	199,412
Cimarex Energy Co.
4.38%, 06/01/2024	894,000	929,287
CNOOC Finance 2015 USA LLC
3.75%, 05/02/2023	3,700,000	3,768,890
Continental Resources, Inc./OK
4.50%, 04/15/2023	250,000	258,976
3.80%, 06/01/2024	15,540,000	15,687,071
4.38%, 01/15/2028	1,570,000	1,614,514
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (1)	525,000	504,000
DCP Midstream Operating LP
8.13%, 08/16/2030	205,000	239,594
6.75%, 09/15/2037 (1)	1,830,000	1,884,900
Diamondback Energy, Inc.
4.75%, 11/01/2024 (1)	5,565,000	5,689,100
5.38%, 05/31/2025	4,235,000	4,420,281
Enable Midstream Partners LP
2.40%, 05/15/2019	600,000	599,507
Enable Oklahoma Intrastate Transmission LLC
6.25%, 03/15/2020 (1)	3,235,000	3,324,494
Enbridge, Inc.
6.00% (3 Month LIBOR USD + 3.89%), 01/15/2077 (2)	2,016,000	2,000,880
Energy Transfer Operating LP
5.88%, 01/15/2024	1,016,000	1,111,437
4.50%, 04/15/2024	985,000	1,029,124
5.50%, 06/01/2027	2,105,000	2,284,185
4.95%, 06/15/2028	1,460,000	1,532,684
5.25%, 04/15/2029	2,155,000	2,314,538
Energy Transfer Partners LP
4.15%, 10/01/2020	1,504,000	1,528,387
4.65%, 06/01/2021	860,000	887,179
4.05%, 03/15/2025	4,555,000	4,628,065
4.75%, 01/15/2026	4,720,000	4,932,340
6.50%, 02/01/2042	1,000,000	1,112,423
5.15%, 03/15/2045	700,000	674,976
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	1,521,000	1,626,311
5.00%, 10/01/2022	1,600,000	1,687,410
Eni SpA
4.00%, 09/12/2023 (1)	4,965,000	5,096,569
4.75%, 09/12/2028 (1)	4,075,000	4,233,118
EnLink Midstream Partners LP
4.40%, 04/01/2024	35,000	34,650
4.15%, 06/01/2025	6,795,000	6,540,187
4.85%, 07/15/2026	2,215,000	2,198,388
Enterprise Products Operating LLC
3.50%, 02/01/2022	284,000	289,519
4.05%, 02/15/2022	400,000	413,490
EQT Corp.
2.50%, 10/01/2020	400,000	394,740
EQT Midstream Partners LP
5.50%, 07/15/2028	16,135,000	16,312,811
Florida Gas Transmission Co. LLC
7.90%, 05/15/2019 (1)	4,000,000	4,022,911
Gulfport Energy Corp.
6.38%, 05/15/2025	215,000	194,575
Helmerich & Payne, Inc.
4.65%, 03/15/2025	1,894,000	1,978,018
Hess Corp.
4.30%, 04/01/2027	6,230,000	6,175,250
5.80%, 04/01/2047	4,975,000	5,194,853
KazMunayGas National Co. JSC
4.75%, 04/19/2027	4,600,000	4,718,220
5.38%, 04/24/2030	800,000	838,142
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	150,000	156,573
Kinder Morgan, Inc./DE
4.30%, 06/01/2025	14,500,000	15,128,027
5.30%, 12/01/2034	2,450,000	2,657,325
Marathon Oil Corp.
2.70%, 06/01/2020	1,744,000	1,736,032
2.80%, 11/01/2022	2,990,000	2,953,784
Marathon Petroleum Corp.
4.75%, 12/15/2023 (1)	1,580,000	1,663,896
5.13%, 12/15/2026 (1)	14,440,000	15,521,123
3.80%, 04/01/2028 (1)	2,245,000	2,224,756
Matador Resources Co.
5.88%, 09/15/2026	2,570,000	2,563,575
Newfield Exploration Co.
5.63%, 07/01/2024	6,745,000	7,365,877
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 12/01/2021	241,500	237,576
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022	54,717	52,118
ONEOK Partners LP
3.38%, 10/01/2022	1,100,000	1,109,713
ONEOK, Inc.
4.25%, 02/01/2022	470,000	483,909
ONGC Videsh Ltd.
3.25%, 07/15/2019	500,000	499,960
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025 (1)	300,000	300,000
5.25%, 08/15/2025 (1)	338,000	333,564
5.63%, 10/15/2027 (1)	250,000	249,375
Pertamina Persero PT
6.00%, 05/03/2042	480,000	520,645
Peru LNG Srl
5.38%, 03/22/2030	6,000,000	6,240,000
Petrobras Global Finance BV
6.13%, 01/17/2022	7,341,000	7,748,425
6.25%, 03/17/2024	5,050,000	5,422,437
6.25%, 12/14/2026	GBP 5,330,000	7,620,051
7.38%, 01/17/2027	$5,322,000	5,874,158
6.00%, 01/27/2028	219,000	221,628
5.75%, 02/01/2029	13,842,000	13,710,501
5.63%, 05/20/2043	1,280,000	1,144,000
6.90%, 03/19/2049	350,000	346,290
Petroleos de Venezuela SA
9.00%, 11/17/2021 (13)	200,000	52,960
6.00%, 05/16/2024 (13)	2,312,000	516,732
6.00%, 11/15/2026 (13)	4,600,000	1,023,500
5.38%, 04/12/2027 (13)	2,052,000	464,778
9.75%, 05/17/2035 (13)	830,000	229,827
5.50%, 04/12/2037 (13)	2,500,000	566,250
Petroleos del Peru SA
4.75%, 06/19/2032	500,000	513,125
Petroleos Mexicanos
5.50%, 01/21/2021	10,295,000	10,470,015
6.38%, 02/04/2021	7,240,000	7,507,880
4.88%, 01/24/2022	9,370,000	9,449,739
5.38%, 03/13/2022	5,850,000	5,961,150
4.63%, 09/21/2023	2,000,000	1,970,020
6.50%, 03/13/2027	1,410,000	1,415,936
5.35%, 02/12/2028	4,530,000	4,203,840
6.50%, 01/23/2029	7,020,000	6,956,820
6.75%, 09/21/2047	150,000	138,006
Plains All American Pipeline LP / PAA Finance Corp.
2.85%, 01/31/2023	1,265,000	1,234,767
3.85%, 10/15/2023	2,000,000	2,020,047
4.65%, 10/15/2025	6,620,000	6,901,343
Raizen Fuels Finance SA
5.30%, 01/20/2027 (1)	560,000	573,300
Range Resources Corp.
5.00%, 03/15/2023	1,050,000	1,029,000
4.88%, 05/15/2025	884,000	819,910
Reliance Holding USA, Inc.
5.40%, 02/14/2022	3,900,000	4,091,970
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024	317,430	345,209
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	258,700	288,453
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028 (1)	500,000	541,130
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (1)	5,046,000	5,153,227
6.88%, 04/15/2040 (1)	1,500,000	1,609,905
Ruby Pipeline LLC
6.00%, 04/01/2022 (1)	4,204,545	4,109,943
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	5,222,000	5,425,830
6.25%, 03/15/2022	2,600,000	2,807,998
5.75%, 05/15/2024	2,215,000	2,442,224
5.63%, 03/01/2025	4,599,000	5,057,198
5.88%, 06/30/2026	2,130,000	2,370,693
5.00%, 03/15/2027	8,150,000	8,639,795
Seven Generations Energy Ltd.
5.38%, 09/30/2025 (1)	12,535,000	12,252,963
Shelf Drilling Holdings Ltd.
8.25%, 02/15/2025 (1)	60,000	56,850
Shell International Finance BV
2.13%, 05/11/2020	1,620,000	1,611,892
4.38%, 05/11/2045	1,000,000	1,094,408
Sinopec Group Overseas Development 2016 Ltd.
1.75%, 09/29/2019 (1)	200,000	198,940
SM Energy Co.
6.13%, 11/15/2022	8,000	8,000
5.00%, 01/15/2024	115,000	106,375
5.63%, 06/01/2025	75,000	69,348
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (1)	1,000,000	1,005,751
Sunoco Logistics Partners Operations LP
4.00%, 10/01/2027	16,730,000	16,605,872
5.40%, 10/01/2047	9,919,000	9,896,832
Sunoco LP / Sunoco Finance Corp.
4.88%, 01/15/2023	160,000	162,544
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029 (1)	2,170,000	2,362,588
TC PipeLines LP
4.38%, 03/13/2025	6,000,000	6,160,805
3.90%, 05/25/2027	3,325,000	3,290,970
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	390,000	405,012
Texas Eastern Transmission LP
2.80%, 10/15/2022 (1)	6,320,000	6,229,824
Topaz Solar Farms LLC
4.88%, 09/30/2039 (1)	525,918	514,921
5.75%, 09/30/2039 (1)	2,905,305	3,009,157
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/2028	5,410,000	5,525,473
4.60%, 03/15/2048	1,025,000	1,043,080
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	540,000	507,600
Transocean Guardian Ltd.
5.88%, 01/15/2024 (1)	1,548,855	1,572,088
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024 (1)	75,200	79,148
Transocean Pontus Ltd.
6.13%, 08/01/2025 (1)	2,349,270	2,378,636
Transocean Poseidon Ltd.
6.88%, 02/01/2027 (1)	1,000,000	1,040,000
Transocean Proteus Ltd.
6.25%, 12/01/2024 (1)	619,200	635,454
Valero Energy Partners LP
4.50%, 03/15/2028	5,370,000	5,559,332
Williams Cos., Inc.
3.35%, 08/15/2022	1,000,000	1,007,823
3.70%, 01/15/2023	1,728,000	1,759,844
4.50%, 11/15/2023	2,595,000	2,725,048
4.30%, 03/04/2024	175,000	182,023
4.55%, 06/24/2024	6,435,000	6,796,294
3.90%, 01/15/2025	125,000	127,661
4.00%, 09/15/2025	420,000	431,646
6.30%, 04/15/2040	1,323,000	1,549,019
4.85%, 03/01/2048	1,475,000	1,472,194
Woodside Finance Ltd.
3.65%, 03/05/2025 (1)	5,610,000	5,577,454
3.70%, 09/15/2026 (1)	2,885,000	2,833,429
3.70%, 03/15/2028 (1)	2,659,000	2,566,164
4.50%, 03/04/2029 (1)	5,229,000	5,327,743
		511,220,813
Financials - 10.92%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.75%, 05/15/2019	2,000,000	2,001,640
4.63%, 10/30/2020	1,880,000	1,924,631
4.50%, 05/15/2021	8,325,000	8,506,061
5.00%, 10/01/2021	2,200,000	2,283,098
3.50%, 05/26/2022	2,440,000	2,441,347
4.13%, 07/03/2023	11,600,000	11,742,742
4.88%, 01/16/2024	3,800,000	3,952,062
4.45%, 10/01/2025	7,450,000	7,511,084
3.65%, 07/21/2027	2,465,000	2,304,613
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022	13,607,000	13,786,525
4.63%, 07/01/2022	1,050,000	1,083,689
AIA Group Ltd.
3.90%, 04/06/2028 (1)	2,945,000	3,038,420
Air Lease Corp.
2.13%, 01/15/2020	1,850,000	1,840,036
2.50%, 03/01/2021	3,748,000	3,719,038
3.88%, 04/01/2021	2,540,000	2,576,347
3.50%, 01/15/2022	7,120,000	7,187,360
2.63%, 07/01/2022	910,000	889,108
3.88%, 07/03/2023	4,000,000	4,045,332
4.25%, 02/01/2024	6,950,000	7,125,473
Aircastle Ltd.
7.63%, 04/15/2020	580,000	605,835
5.13%, 03/15/2021	1,060,000	1,093,867
5.50%, 02/15/2022	2,302,000	2,415,581
5.00%, 04/01/2023	5,090,000	5,291,990
4.13%, 05/01/2024	5,440,000	5,448,751
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	1,827,000	1,823,858
4.60%, 04/01/2022	4,407,000	4,603,856
3.90%, 06/15/2023	1,000,000	1,032,605
4.00%, 01/15/2024	1,690,000	1,748,752
3.45%, 04/30/2025	2,115,000	2,106,681
4.30%, 01/15/2026	5,995,000	6,218,884
3.95%, 01/15/2027	3,440,000	3,472,966
4.50%, 07/30/2029	636,000	670,321
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	2,490,000	2,481,160
Ally Financial, Inc.
3.75%, 11/18/2019	706,000	707,765
4.25%, 04/15/2021	168,000	170,100
5.13%, 09/30/2024	400,000	420,500
4.63%, 03/30/2025	16,640,000	16,931,200
8.00%, 11/01/2031	2,822,000	3,502,808
8.00%, 11/01/2031	5,000	6,150
Ambac LSNI LLC
7.59% (3 Month LIBOR USD + 5.00%, 6.00% Floor), 02/12/2023 (1)(2)	4,933,358	4,970,358
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020	10,990,000	11,031,939
3.75%, 04/15/2023	2,000,000	2,027,810
3.63%, 11/15/2027	3,733,000	3,652,055
American Homes 4 Rent LP
4.25%, 02/15/2028	73,000	72,314
American International Group, Inc.
3.90%, 04/01/2026	715,000	720,182
4.20%, 04/01/2028	2,522,000	2,564,010
American Tower Corp.
2.80%, 06/01/2020	1,500,000	1,499,050
5.05%, 09/01/2020	1,500,000	1,545,574
3.30%, 02/15/2021	3,371,000	3,402,923
3.45%, 09/15/2021	1,847,000	1,867,706
5.90%, 11/01/2021	2,200,000	2,355,345
2.25%, 01/15/2022	722,000	711,193
3.50%, 01/31/2023	717,000	727,850
3.00%, 06/15/2023	4,215,000	4,202,575
4.40%, 02/15/2026	1,863,000	1,945,684
3.38%, 10/15/2026	3,487,000	3,401,274
Ardonagh Midco 3 Plc
8.38%, 07/15/2023	GBP 1,310,000	1,475,878
8.38%, 07/15/2023 (1)	1,000,000	1,126,625
Athene Holding Ltd.
4.13%, 01/12/2028	$11,794,000	11,335,903
AXA Equitable Holdings, Inc.
3.90%, 04/20/2023	6,474,000	6,634,701
4.35%, 04/20/2028	2,266,000	2,302,560
5.00%, 04/20/2048	260,000	254,135
Banco Bilbao Vizcaya Argentaria SA
6.75% (5 Year Swap Rate EUR + 6.60%), 05/18/2020 (2)	EUR 1,600,000	1,838,056
8.88% (5 Year Swap Rate EUR + 9.18%), 07/14/2021 (2)	1,000,000	1,233,388
Banco de Bogota SA
4.38%, 08/03/2027	$4,700,000	4,635,422
Banco Santander SA
3.50%, 04/11/2022	3,800,000	3,837,280
3.85%, 04/12/2023	200,000	201,791
5.18%, 11/19/2025	2,400,000	2,534,619
Bank of America Corp.
2.74% (3 Month LIBOR USD + 0.37%), 01/23/2022 (2)	8,835,000	8,802,894
3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022 (2)	7,500,000	7,592,374
3.25% (3 Month LIBOR USD + 0.65%), 06/25/2022 (2)	1,680,000	1,680,386
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023 (2)	11,033,000	11,004,082
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024 (2)	3,800,000	3,859,524
4.00%, 04/01/2024	3,955,000	4,117,854
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025 (2)	4,865,000	4,827,521
4.25%, 10/22/2026	8,975,000	9,227,747
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028 (2)	8,100,000	8,143,256
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028 (2)	670,000	667,399
5.88% (3 Month LIBOR USD + 2.93%), 09/15/2028 (2)	7,900,000	8,015,735
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028 (2)	4,632,000	4,533,580
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029 (2)	6,390,000	6,659,759
Bank of East Asia Ltd.
5.63% (5 Year CMT Rate + 3.68%), 05/18/2167 (2)	5,000,000	5,025,000
Bank of Ireland
7.38% (5 Year Swap Rate EUR + 6.96%), 06/18/2166 (2)	EUR 1,700,000	2,004,702
Bank of New York Mellon Corp.
2.66% (3 Month LIBOR USD + 0.63%), 05/16/2023 (2)	$6,000,000	5,971,183
3.45%, 08/11/2023	5,345,000	5,487,938
Barclays Bank Plc
3.17% (3 Month LIBOR USD + 0.40%), 10/25/2019 (2)	250,000	250,417
5.14%, 10/14/2020	665,000	682,854
3.20%, 08/10/2021	1,500,000	1,498,362
7.63%, 11/21/2022	11,950,000	12,995,625
3.68%, 01/10/2023	7,260,000	7,252,052
4.11% (3 Month LIBOR USD + 1.43%), 02/15/2023 (2)	500,000	497,012
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023 (2)	7,045,000	7,199,722
1.50%, 09/03/2023	EUR 2,300,000	2,605,066
4.34% (3 Month LIBOR USD + 1.36%), 05/16/2024 (2)	$4,465,000	4,516,403
4.38%, 01/12/2026	3,170,000	3,183,606
3.25%, 02/12/2027	GBP 6,200,000	8,167,255
3.25%, 01/17/2033	600,000	746,470
6.50% (5 Year Swap Rate EUR + 5.88%), 06/15/2049 (2)	EUR 6,300,000	7,126,591
8.00% (5 Year Swap Rate EUR + 6.75%), 12/15/2049 (2)	10,800,000	13,035,961
7.88% (5 Year Swap Rate GBP + 6.10%), 12/15/2162 (2)	GBP 1,200,000	1,631,327
7.25% (5 Year Swap Rate GBP + 6.46%), 03/15/2163 (2)	14,283,000	19,186,189
7.75% (5 Year Swap Rate USD + 4.84%), 12/15/2163 (2)	$4,850,000	4,858,245
5.88% (5 Year Swap Rate GBP + 4.91%), 12/15/2164 (2)	GBP 2,800,000	3,415,243
14.00% (3 Month LIBOR GBP + 13.40%), 12/15/2166 (2)	9,950,000	13,267,643
BBVA Bancomer SA/Texas
4.38%, 04/10/2024 (1)	$2,800,000	2,852,528
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	1,000,000	1,070,176
4.20%, 08/15/2048	5,420,000	5,626,895
Berkshire Hathaway, Inc.
2.20%, 03/15/2021	10,840,000	10,792,169
BGC Partners, Inc.
5.38%, 07/24/2023	380,000	392,146
BNP Paribas SA
4.40%, 08/14/2028 (1)	1,000,000	1,029,847
7.00% (5 Year Swap Rate USD + 3.98%), 02/16/2164 (1)(2)	400,000	399,740
BOC Aviation Ltd.
3.00%, 03/30/2020 (1)	750,000	749,257
3.79% (3 Month LIBOR USD + 1.05%), 05/02/2021 (1)(2)	600,000	602,880
3.73% (3 Month LIBOR USD + 1.13%), 09/26/2023 (1)(2)	1,100,000	1,104,363
Boston Properties LP
3.85%, 02/01/2023	3,245,000	3,338,598
3.20%, 01/15/2025	12,700,000	12,607,566
2.75%, 10/01/2026	5,660,000	5,366,958
Brixmor Operating Partnership LP
3.79% (3 Month LIBOR USD + 1.05%), 02/01/2022 (2)	4,860,000	4,841,747
3.65%, 06/15/2024	3,624,000	3,616,928
3.85%, 02/01/2025	1,680,000	1,673,128
4.13%, 06/15/2026	2,980,000	2,984,008
3.90%, 03/15/2027	2,553,000	2,509,692
Brookfield Finance, Inc.
3.90%, 01/25/2028	276,000	267,156
4.70%, 09/20/2047	582,000	560,410
Capital One Bank USA NA
3.38%, 02/15/2023	7,443,000	7,442,489
Capital One Financial Corp.
4.25%, 04/30/2025	2,880,000	2,991,128
4.20%, 10/29/2025	195,000	198,423
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (1)	428,000	433,352
CBL & Associates LP
5.95%, 12/15/2026	708,000	516,840
CBRE Services, Inc.
4.88%, 03/01/2026	445,000	468,320
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023	3,705,000	3,795,035
CIT Group, Inc.
4.13%, 03/09/2021	198,000	200,475
Citigroup, Inc.
8.50%, 05/22/2019	4,407,000	4,441,815
2.50%, 07/29/2019	2,034,000	2,032,965
3.27% (90 Day Australian Bank Bill Swap Rate + 1.25%), 08/07/2019 (2)	AUD 13,020,000	9,269,194
2.40%, 02/18/2020	$2,260,000	2,251,240
2.90%, 12/08/2021	4,720,000	4,716,996
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023 (2)	4,000,000	4,014,993
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023 (2)	1,290,000	1,282,212
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028 (2)	3,445,000	3,439,610
4.13%, 07/25/2028	1,675,000	1,685,894
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.38%, 08/04/2025	1,225,000	1,263,566
Cooperatieve Rabobank
6.63% (5 Year Swap Rate EUR + 6.70%), 06/29/2166 (2)	EUR 5,200,000	6,348,415
Cooperatieve Rabobank UA
5.50% (5 Year Swap Rate EUR + 5.25%), 12/29/2167 (2)	3,000,000	3,485,547
Credit Agricole SA
4.38%, 03/17/2025 (1)	$1,717,000	1,746,697
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033 (1)(2)	13,548,000	13,087,277
Credit Agricole SA/London
3.75%, 04/24/2023 (1)	250,000	252,857
3.80% (3 Month LIBOR USD + 1.02%), 04/24/2023 (1)(2)	250,000	248,023
Credit Suisse Group AG
7.25% (5 Year Swap Rate USD + 4.33%), 03/12/2166 (1)(2)	600,000	602,250
7.50% (5 Year Swap Rate USD + 4.60%), 07/17/2167 (1)(2)	1,400,000	1,440,250
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/2025	5,500,000	5,545,104
Crown Castle International Corp.
2.25%, 09/01/2021	1,510,000	1,488,566
4.88%, 04/15/2022	1,715,000	1,808,212
4.45%, 02/15/2026	7,275,000	7,602,160
3.65%, 09/01/2027	8,014,000	7,887,329
3.80%, 02/15/2028	3,220,000	3,203,568
4.30%, 02/15/2029	11,875,000	12,248,909
CTR Partnership LP / CareTrust Capital Corp.
5.25%, 06/01/2025	194,000	194,735
Danske Bank A/S
2.00%, 09/08/2021 (1)	2,085,000	2,008,983
5.00%, 01/12/2022 (1)	7,540,000	7,721,798
2.70%, 03/02/2022 (1)	2,224,000	2,166,054
3.88%, 09/12/2023 (1)	1,125,000	1,105,634
5.38%, 01/12/2024 (1)	9,455,000	9,837,277
Deutsche Bank AG
1.88%, 02/28/2020	GBP 500,000	650,074
0.19% (3 Month EURIBOR + 0.50%), 12/07/2020 (2)	EUR 4,600,000	5,099,031
Deutsche Bank AG/New York NY
3.77% (3 Month LIBOR USD + 0.97%), 07/13/2020 (2)	$46,000	45,842
4.03% (3 Month LIBOR USD + 1.29%), 02/04/2021 (2)	1,960,000	1,943,677
3.95%, 02/27/2023	100,000	98,699
Dexia Credit Local SA
2.25%, 02/18/2020 (1)	7,070,000	7,047,127
Digital Realty Trust LP
3.63%, 10/01/2022	4,000,000	4,057,194
4.75%, 10/01/2025	1,640,000	1,740,059
Discover Financial Services
5.20%, 04/27/2022	3,670,000	3,880,895
3.95%, 11/06/2024	3,000,000	3,056,478
3.75%, 03/04/2025	8,845,000	8,818,954
4.10%, 02/09/2027	4,000,000	4,001,847
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2022 (1)	3,748,151	3,801,819
EPR Properties
4.75%, 12/15/2026	140,000	143,885
4.95%, 04/15/2028	414,000	430,780
Equifax, Inc.
2.88%, 02/01/2026	EUR 200,000	231,069
Essex Portfolio LP
3.88%, 05/01/2024	$4,200,000	4,302,905
3.63%, 05/01/2027	2,785,000	2,781,804
Fairfax Financial Holdings Ltd.
4.85%, 04/17/2028	196,000	195,489
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053 (1)(2)	280,000	293,755
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054 (1)(2)	4,000,000	3,928,800
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057 (1)(2)	3,000,000	2,595,840
Fidelity National Financial, Inc.
4.50%, 08/15/2028 (1)	15,455,000	15,647,902
First Abu Dhabi Bank PJSC
5.25% (5 Year Swap Rate USD + 3.35%), 06/17/2167 (2)	5,500,000	5,521,010
FirstRand Bank Ltd.
6.25% (5 Year Swap Rate USD + 3.56%), 04/23/2028 (2)	5,000,000	5,092,400
GE Capital European Funding Unlimited Co.
0.00% (3 Month EURIBOR + 0.23%), 05/17/2021 (2)	EUR 550,000	611,382
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	$28,915,000	28,553,595
3.37%, 11/15/2025	3,985,000	3,869,437
4.42%, 11/15/2035	23,120,000	21,424,227
GE Capital UK Funding Unlimited Co.
4.38%, 07/31/2019	GBP 28,000	36,783
5.88%, 11/04/2020	28,000	38,746
Global Bank Corp.
4.50%, 10/20/2021 (1)	$350,000	353,150
GLP Capital LP / GLP Financing II, Inc.
4.88%, 11/01/2020	3,660,000	3,729,540
5.25%, 06/01/2025	1,605,000	1,681,462
5.38%, 04/15/2026	3,425,000	3,578,783
5.75%, 06/01/2028	4,034,000	4,331,306
5.30%, 01/15/2029	5,429,000	5,701,427
Goldman Sachs Group, Inc.
2.63%, 04/25/2021	3,964,000	3,947,550
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022 (2)	11,078,000	10,986,990
4.23% (3 Month LIBOR USD + 1.60%), 11/29/2023 (2)	100,000	102,257
3.50%, 01/23/2025	2,622,000	2,614,762
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025 (2)	3,700,000	3,652,845
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028 (2)	3,000,000	2,970,497
3.81% (3 Month LIBOR USD + 1.16%), 04/23/2029 (2)	4,100,000	4,064,484
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029 (2)	4,760,000	4,871,201
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (1)	463,000	450,257
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/2023 (1)	200,000	204,428
HCP, Inc.
4.00%, 12/01/2022	5,149,000	5,291,125
4.25%, 11/15/2023	678,000	706,801
4.20%, 03/01/2024	1,175,000	1,219,508
4.00%, 06/01/2025	4,375,000	4,506,143
Healthcare Realty Trust, Inc.
3.75%, 04/15/2023	1,356,000	1,365,463
3.63%, 01/15/2028	4,375,000	4,248,823
Healthcare Trust of America Holdings LP
2.95%, 07/01/2022	3,335,000	3,301,260
3.70%, 04/15/2023	3,425,000	3,462,257
Highwoods Realty LP
4.13%, 03/15/2028	4,875,000	4,936,102
Hospitality Properties Trust
3.95%, 01/15/2028	5,605,000	5,140,660
Host Hotels & Resorts LP
6.00%, 10/01/2021	2,963,000	3,134,719
5.25%, 03/15/2022	2,500,000	2,619,079
3.75%, 10/15/2023	2,175,000	2,184,290
4.50%, 02/01/2026	1,600,000	1,630,804
Howard Hughes Corp.
5.38%, 03/15/2025 (1)	1,979,000	1,969,105
HSBC Holdings Plc
3.28% (3 Month LIBOR USD + 0.60%), 05/18/2021 (2)	1,200,000	1,199,356
3.26% (3 Month LIBOR USD + 1.06%), 03/13/2023 (2)	1,585,000	1,589,396
3.68% (3 Month LIBOR USD + 1.00%), 05/18/2024 (2)	400,000	396,722
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024 (2)	7,615,000	7,770,745
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026 (2)	10,000,000	10,319,151
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029 (2)	3,200,000	3,367,482
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2147 (2)	GBP 6,400,000	8,387,820
6.25% (5 Year Mid Swap Rate USD + 3.45%), 09/23/2163 (2)	$600,000	599,250
6.50% (5 Year Mid Swap Rate USD + 3.61%), 09/23/2163 (2)	1,820,000	1,801,800
6.00% (5 Year Swap Rate EUR + 5.34%), 03/29/2164 (2)	EUR 600,000	749,997
Hudson Pacific Properties LP
3.95%, 11/01/2027	2,399,000	2,331,969
Hunt Cos., Inc.
6.25%, 02/15/2026 (1)	82,000	76,465
Industrial & Commercial Bank of China Ltd./New York NY
3.49% (3 Month LIBOR USD + 0.75%), 11/08/2020 (2)	25,826,000	25,840,686
ING Bank NV
5.80%, 09/25/2023 (1)	9,795,000	10,596,696
ING Groep NV
3.60% (3 Month LIBOR USD + 1.00%), 10/02/2023 (2)	1,500,000	1,496,119
4.10%, 10/02/2023	2,200,000	2,262,314
4.55%, 10/02/2028	1,400,000	1,473,222
International Lease Finance Corp.
6.25%, 05/15/2019	1,500,000	1,505,482
8.25%, 12/15/2020	2,500,000	2,701,697
8.63%, 01/15/2022	2,150,000	2,442,600
5.88%, 08/15/2022	170,000	183,343
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (1)	9,075,000	8,774,366
5.71%, 01/15/2026 (1)	555,000	542,141
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.
8.50%, 08/15/2021 (1)	200,000	206,060
iStar, Inc.
5.25%, 09/15/2022	2,665,000	2,625,025
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.38%, 04/01/2020 (1)	16,495,000	16,495,000
7.25%, 08/15/2024 (1)	200,000	197,000
Jefferies Group LLC
4.85%, 01/15/2027	1,500,000	1,508,826
6.45%, 06/08/2027	3,660,000	3,999,062
6.25%, 01/15/2036	1,430,000	1,482,915
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	7,180,000	6,580,421
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	1,270,000	1,304,320
JPMorgan Chase & Co.
3.51% (3 Month LIBOR USD + 0.61%), 06/18/2022 (2)	6,380,000	6,470,126
4.01% (3 Month LIBOR USD + 1.23%), 10/24/2023 (2)	3,140,000	3,187,225
3.22% (3 Month LIBOR USD + 1.16%), 03/01/2025 (2)	4,555,000	4,562,241
3.90%, 07/15/2025	20,200,000	20,936,550
2.95%, 10/01/2026	2,340,000	2,288,420
3.78% (3 Month LIBOR USD + 1.34%), 02/01/2028 (2)	3,079,000	3,139,213
4.20% (3 Month LIBOR USD + 1.26%), 07/23/2029 (2)	10,400,000	10,859,343
Kasikornbank PCL/Cayman Islands
3.50%, 10/25/2019	1,000,000	1,003,516
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	224,000	222,600
Kilroy Realty LP
3.80%, 01/15/2023	1,200,000	1,219,783
3.45%, 12/15/2024	1,845,000	1,828,704
4.38%, 10/01/2025	2,345,000	2,421,812
Kimco Realty Corp.
2.70%, 03/01/2024	5,600,000	5,417,381
3.30%, 02/01/2025	880,000	872,467
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (1)	1,025,000	1,044,219
5.25%, 10/01/2025 (1)	4,265,000	4,126,387
Liberty Property LP
4.13%, 06/15/2022	2,000,000	2,063,277
Lloyds Bank Plc
5.80%, 01/13/2020 (1)	2,000,000	2,046,061
3.23% (3 Month LIBOR USD + 0.49%), 05/07/2021 (2)	800,000	798,287
3.30%, 05/07/2021	1,600,000	1,612,760
Lloyds Banking Group Plc
4.05%, 08/16/2023	2,000,000	2,040,325
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023 (2)	6,140,000	5,982,989
4.50%, 11/04/2024	220,000	223,685
4.45%, 05/08/2025	4,265,000	4,429,362
4.38%, 03/22/2028	400,000	409,964
4.55%, 08/16/2028	1,800,000	1,865,740
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028 (2)	420,000	403,671
7.00% (5 Year Swap Rate GBP + 5.06%), 06/27/2164 (2)	GBP 23,620,000	30,764,021
7.63% (5 Year Swap Rate GBP + 5.01%), 06/27/2164 (2)	1,900,000	2,613,729
7.88% (5 Year Swap Rate GBP + 4.83%), 06/27/2164 (2)	900,000	1,287,411
6.38% (5 Year Swap Rate EUR + 5.29%), 09/27/2165 (2)	EUR 4,881,000	5,627,534
7.50% (5 Year Swap Rate USD + 4.50%), 12/27/2165 (2)	$3,100,000	3,145,570
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88%, 06/01/2020 (1)	500,000	500,625
Longfor Group Holdings Ltd.
4.50%, 01/16/2028	4,100,000	4,058,287
Metropolitan Life Global Funding I
1.55%, 09/13/2019 (1)	6,965,000	6,928,832
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024	1,079,000	1,127,555
Mid-America Apartments LP
3.60%, 06/01/2027	1,400,000	1,392,867
Mizuho Financial Group, Inc.
3.60% (3 Month LIBOR USD + 1.00%), 09/11/2024 (2)	12,100,000	12,190,567
3.92% (3 Month LIBOR USD + 1.00%), 09/11/2024 (2)	11,100,000	11,432,334
Morgan Stanley
5.50%, 01/26/2020	4,000,000	4,086,301
3.69% (3 Month LIBOR USD + 0.93%), 07/22/2022 (2)	1,000,000	1,005,264
3.88%, 04/29/2024	14,850,000	15,281,905
5.00%, 11/24/2025	10,320,000	11,069,082
3.13%, 07/27/2026	2,030,000	1,978,782
4.35%, 09/08/2026	8,350,000	8,573,321
3.95%, 04/23/2027	10,130,000	10,148,471
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	40,000	41,150
5.00%, 10/15/2027	3,835,000	3,902,113
Nationwide Building Society
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024 (1)(2)	6,600,000	6,574,542
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024 (1)(2)	4,600,000	4,675,539
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029 (1)(2)	8,600,000	8,732,268
6.88% (5 Year Swap Rate GBP + 4.88%), 03/11/2049 (2)	GBP 4,600,000	6,012,880
Nationwide Mutual Insurance Co.
4.90% (3 Month LIBOR USD + 2.29%), 12/15/2024 (1)(2)	$1,790,000	1,778,849
NatWest Markets Plc
0.09% (3 Month EURIBOR + 0.40%), 03/02/2020 (2)	EUR 700,000	784,591
0.63%, 03/02/2022	5,800,000	6,456,142
3.63%, 09/29/2022 (1)	$12,800,000	12,798,860
Navient Corp.
4.88%, 06/17/2019	5,693,000	5,700,116
8.00%, 03/25/2020	5,303,000	5,515,120
5.88%, 03/25/2021	9,593,000	9,904,773
6.63%, 07/26/2021	2,490,000	2,602,050
7.25%, 01/25/2022	8,200,000	8,692,000
6.50%, 06/15/2022	242,000	252,209
New York Life Global Funding
1.50%, 10/24/2019 (1)	7,230,000	7,184,260
1.70%, 09/14/2021 (1)	6,775,000	6,611,325
2.35%, 07/14/2026 (1)	1,000,000	951,960
Newmark Group, Inc.
6.13%, 11/15/2023	602,000	620,681
Nuveen Finance LLC
4.13%, 11/01/2024 (1)	4,775,000	5,021,594
Old Republic International Corp.
4.88%, 10/01/2024	335,000	353,512
3.88%, 08/26/2026	5,155,000	5,088,200
Omega Healthcare Investors, Inc.
4.50%, 01/15/2025	5,050,000	5,134,854
Oppenheimer Holdings, Inc.
6.75%, 07/01/2022	112,000	113,960
Physicians Realty LP
3.95%, 01/15/2028	177,000	171,113
PNC Bank NA
1.45%, 07/29/2019	2,000,000	1,991,817
Pricoa Global Funding I
3.45%, 09/01/2023 (1)	11,595,000	11,875,566
Principal Financial Group, Inc.
4.70% (3 Month LIBOR USD + 3.04%), 05/15/2055 (2)	1,435,000	1,409,457
Prologis LP
3.75%, 11/01/2025	1,325,000	1,385,912
Provident Funding Associates LP / PFG Finance Corp.
6.38%, 06/15/2025 (1)	93,000	84,630
QNB Finance Ltd.
4.35% (3 Month LIBOR USD + 1.57%), 07/18/2021 (2)	2,400,000	2,416,838
4.15% (3 Month LIBOR USD + 1.45%), 08/11/2021 (2)	3,400,000	3,390,225
Quicken Loans, Inc.
5.75%, 05/01/2025 (1)	570,000	571,425
5.25%, 01/15/2028 (1)	2,815,000	2,635,544
Raymond James Financial, Inc.
5.63%, 04/01/2024	1,617,000	1,790,205
4.95%, 07/15/2046	6,830,000	7,236,752
Realty Income Corp.
3.25%, 10/15/2022	6,440,000	6,550,284
Reckson Operating Partnership LP
7.75%, 03/15/2020	1,398,000	1,457,378
Regency Centers LP
3.60%, 02/01/2027	4,271,000	4,251,426
4.13%, 03/15/2028	970,000	996,799
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024	895,000	865,139
Royal Bank of Scotland Group Plc
2.00% (3 Month EURIBOR + 2.04%), 03/08/2023 (2)	EUR 1,100,000	1,261,657
2.50%, 03/22/2023	3,900,000	4,574,347
3.50% (3 Month LIBOR USD + 1.48%), 05/15/2023 (2)	$855,000	849,219
4.15% (3 Month LIBOR USD + 1.47%), 05/15/2023 (2)	3,217,000	3,204,312
6.10%, 06/10/2023	3,350,000	3,559,159
3.88%, 09/12/2023	10,543,000	10,590,578
4.15% (3 Month LIBOR USD + 1.55%), 06/25/2024 (2)	6,245,000	6,163,935
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024 (2)	1,200,000	1,227,652
2.00% (3 Month EURIBOR + 1.74%), 03/04/2025 (2)	EUR 400,000	457,551
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025 (2)	$12,200,000	12,320,533
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030 (2)	6,400,000	6,740,522
7.50% (5 Year Swap Rate USD + 5.80%), 12/29/2049 (2)	3,260,000	3,321,125
8.00% (5 Year Swap Rate USD + 5.72%), 12/29/2049 (2)	6,951,000	7,454,948
8.63% (5 Year Swap Rate USD + 7.60%), 12/29/2049 (2)	2,500,000	2,662,500
Santander Holdings USA, Inc.
4.45%, 12/03/2021	6,255,000	6,441,257
3.70%, 03/28/2022	122,000	123,346
3.40%, 01/18/2023	184,000	184,146
4.40%, 07/13/2027	153,000	151,771
Santander UK Group Holdings Plc
2.88%, 10/16/2020	2,800,000	2,793,062
2.88%, 08/05/2021	11,450,000	11,351,301
3.57%, 01/10/2023	4,185,000	4,178,254
0.47% (3 Month EURIBOR + 0.78%), 05/18/2023 (2)	EUR 200,000	218,944
1.13%, 09/08/2023	400,000	447,142
3.37% (3 Month LIBOR USD + 1.08%), 01/05/2024 (2)	$1,000,000	981,177
0.54% (3 Month EURIBOR + 0.85%), 03/27/2024 (2)	EUR 2,300,000	2,501,578
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024 (2)	13,930,000	14,349,428
4.75%, 09/15/2025 (1)	1,025,000	1,017,453
2.92% (1 Year Swap Rate GBP + 1.38%), 05/08/2026 (2)	GBP 520,000	685,214
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028 (2)	$4,690,000	4,545,528
7.38% (5 Year Swap Rate GBP + 5.54%), 09/24/2163 (2)	GBP 5,647,000	7,567,339
6.75% (5 Year Swap Rate GBP + 5.79%), 06/24/2164 (2)	5,800,000	7,639,157
Santander UK Plc
2.13%, 11/03/2020	370,000	365,863
3.25% (3 Month LIBOR USD + 0.62%), 06/01/2021 (2)	200,000	199,865
3.40%, 06/01/2021	6,795,000	6,848,056
SBA Tower Trust
2.90%, 10/15/2019 (1)	1,650,000	1,648,091
2.88%, 07/09/2021 (1)	3,000,000	2,972,989
3.17%, 04/11/2022 (1)	2,825,000	2,810,426
3.45%, 03/15/2023 (1)	600,000	603,881
3.72%, 04/11/2023 (1)	3,515,000	3,562,895
3.87%, 10/08/2024 (1)	10,376,000	10,567,643
Siam Commercial Bank PCL/Cayman Islands
3.50%, 04/07/2019 (1)	300,000	300,006
Sirius International Group Ltd.
4.60%, 11/01/2026 (1)	1,140,000	1,043,670
SITE Centers Corp.
3.63%, 02/01/2025	1,914,000	1,879,649
4.25%, 02/01/2026	2,500,000	2,520,974
4.70%, 06/01/2027	8,000,000	8,263,876
SL Green Operating Partnership LP
3.25%, 10/15/2022	6,000,000	5,976,448
SL Green Realty Corp.
4.50%, 12/01/2022	850,000	879,066
Societe Generale SA
4.25%, 04/14/2025 (1)	2,340,000	2,358,045
4.75%, 11/24/2025 (1)	9,285,000	9,538,134
6.75% (5 Year Swap Rate USD + 3.93%), 10/06/2163 (1)(2)	400,000	369,000
7.38% (5 Year Swap Rate USD + 4.30%), 04/04/2164 (1)(2)(13)	4,100,000	4,069,250
Springleaf Finance Corp.
6.00%, 06/01/2020	290,000	299,280
8.25%, 12/15/2020	7,030,000	7,548,462
7.75%, 10/01/2021	5,560,000	5,990,900
6.13%, 05/15/2022	3,048,000	3,154,680
5.63%, 03/15/2023	3,700,000	3,750,875
6.13%, 03/15/2024	2,620,000	2,678,898
6.88%, 03/15/2025	363,000	374,798
Standard Chartered Plc
3.91% (3 Month LIBOR USD + 1.15%), 01/20/2023 (1)(2)	6,475,000	6,429,869
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023 (1)(2)	7,295,000	7,410,838
Starwood Property Trust Inc.
4.75%, 03/15/2025	222,000	220,890
Stichting AK Rabobank Certificaten
6.50%, 03/29/2166	EUR 200,000	260,247
Store Capital Corp.
4.50%, 03/15/2028	$128,000	129,175
Synchrony Financial
3.00%, 08/15/2019	1,335,000	1,335,330
4.38%, 03/19/2024	1,640,000	1,662,000
4.50%, 07/23/2025	2,778,000	2,790,219
Teachers Insurance & Annuity Association of America
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054 (1)(2)	4,500,000	4,652,698
TP ICAP Plc
5.25%, 01/26/2024	GBP 100,000	131,966
UDR, Inc.
3.70%, 10/01/2020	$3,500,000	3,536,183
4.63%, 01/10/2022	21,000	21,834
UniCredit SpA
7.83%, 12/04/2023 (1)	13,400,000	14,867,434
Unique Pub Finance Co. Plc
7.40%, 03/28/2024	GBP 3,107,000	4,430,807
5.66%, 06/30/2027	3,876,498	5,560,466
Unum Group
3.88%, 11/05/2025	4,925,000	4,897,366
Vanke Real Estate Hong Kong Co. Ltd.
3.95%, 12/23/2019	4,620,000	4,644,505
Ventas Realty LP
3.25%, 10/15/2026	7,052,000	6,852,853
3.85%, 04/01/2027	1,485,000	1,492,032
4.40%, 01/15/2029	3,000,000	3,129,062
Vereit Operating Partnership LP
4.60%, 02/06/2024	3,740,000	3,850,404
4.88%, 06/01/2026	4,800,000	5,001,386
3.95%, 08/15/2027	4,155,000	4,096,689
WEA Finance LLC
3.15%, 04/05/2022 (1)	3,000,000	3,010,044
Weingarten Realty Investors
3.25%, 08/15/2026	1,665,000	1,578,526
Wells Fargo & Co.
2.60%, 07/22/2020	310,000	309,562
2.63%, 07/22/2022	2,820,000	2,800,027
3.07%, 01/24/2023	640,000	641,100
3.97% (3 Month LIBOR USD + 1.23%), 10/31/2023 (2)	5,000,000	5,080,089
3.75%, 01/24/2024	18,945,000	19,502,826
3.55%, 09/29/2025	1,290,000	1,313,085
3.00%, 04/22/2026	10,757,000	10,519,901
3.00%, 10/23/2026	770,000	751,709
Wells Fargo Bank NA
3.27% (3 Month LIBOR USD + 0.50%), 07/23/2021 (2)	1,200,000	1,201,786
3.33% (3 Month LIBOR USD + 0.49%), 07/23/2021 (2)	2,050,000	2,063,664
Welltower, Inc.
5.25%, 01/15/2022	950,000	1,002,837
3.95%, 09/01/2023	13,757,000	14,274,696
4.50%, 01/15/2024	650,000	685,635
4.00%, 06/01/2025	4,690,000	4,826,155
4.25%, 04/15/2028	321,000	331,076
WeWork Cos., Inc.
7.88%, 05/01/2025 (1)	264,000	242,880
Willis North America, Inc.
3.60%, 05/15/2024	9,380,000	9,444,819
WPC Eurobond BV
2.25%, 04/09/2026	EUR 1,300,000	1,491,930
2.13%, 04/15/2027	400,000	450,392
Yanlord Land HK Co. Ltd.
6.75%, 04/23/2023	$5,200,000	5,294,921
		1,798,758,220
Industrials - 1.90%
3M Co.
3.00%, 09/14/2021	4,260,000	4,310,305
Amcor Finance USA, Inc.
3.63%, 04/28/2026 (1)	2,990,000	2,930,050
4.50%, 05/15/2028 (1)	4,100,000	4,309,949
Arconic, Inc.
6.15%, 08/15/2020	2,730,000	2,822,274
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
7.25%, 05/15/2024 (1)	4,200,000	4,424,490
Arrow Electronics, Inc.
3.50%, 04/01/2022	480,000	482,989
4.50%, 03/01/2023	380,000	393,137
3.25%, 09/08/2024	83,000	80,510
4.00%, 04/01/2025	3,622,000	3,623,832
Associated Materials LLC / AMH New Finance Inc.
9.00%, 01/01/2024 (1)	1,400,000	1,375,500
Autoridad del Canal de Panama
4.95%, 07/29/2035 (1)	200,000	212,750
Aviation Capital Group Corp.
2.88%, 01/20/2022 (1)	8,669,000	8,539,581
4.88%, 10/01/2025 (1)	2,789,000	2,872,776
Avnet, Inc.
3.75%, 12/01/2021	2,210,000	2,232,114
4.88%, 12/01/2022	5,855,000	6,121,951
4.63%, 04/15/2026	10,485,000	10,723,245
Avolon Holdings Funding Ltd.
5.50%, 01/15/2023 (1)	1,608,000	1,652,220
5.13%, 10/01/2023 (1)	4,291,000	4,366,092
5.25%, 05/15/2024 (1)	4,108,000	4,231,240
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (1)	9,333,000	9,380,038
Ball Corp.
4.38%, 12/15/2020	752,000	763,280
4.00%, 11/15/2023	750,000	755,625
Berry Global, Inc.
4.50%, 02/15/2026 (1)	959,000	911,242
Bombardier, Inc.
7.88%, 04/15/2027 (1)	1,692,000	1,744,875
Boral Finance Pty Ltd.
3.00%, 11/01/2022 (1)	4,439,000	4,353,468
3.75%, 05/01/2028 (1)	3,520,000	3,419,665
Canadian Pacific Railway Co.
4.50%, 01/15/2022	110,000	114,158
Caterpillar Financial Services Corp.
3.15%, 09/07/2021	3,615,000	3,656,904
Caterpillar, Inc.
3.90%, 05/27/2021	3,110,000	3,192,038
CCCI Treasure Ltd.
3.50% (5 Year CMT Rate + 7.19%), 12/29/2049 (2)	200,000	199,372
Clean Harbors, Inc.
5.13%, 06/01/2021	930,000	931,163
CRCC Yupeng Ltd.
3.95% (5 Year CMT Rate + 7.25%), 02/28/2049 (2)	200,000	200,249
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026	610,000	590,175
CSCEC Finance Cayman II Ltd.
2.25%, 06/14/2019	1,900,000	1,895,356
DAE Funding LLC
4.00%, 08/01/2020 (1)	3,406,000	3,414,515
5.25%, 11/15/2021 (1)	3,901,000	3,979,020
4.50%, 08/01/2022 (1)	202,000	203,767
5.75%, 11/15/2023 (1)	4,150,000	4,264,125
5.00%, 08/01/2024 (1)	8,031,000	8,131,388
Embraer Overseas Ltd.
5.70%, 09/16/2023 (1)	3,575,000	3,820,817
Flex Ltd.
4.63%, 02/15/2020	280,000	283,513
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/2022 (1)	4,576,000	4,656,080
6.50%, 10/01/2025 (1)	1,960,000	1,935,500
Fortune Brands Home & Security, Inc.
3.00%, 06/15/2020	2,766,000	2,769,260
GATX Corp.
4.85%, 06/01/2021	220,000	226,718
General Dynamics Corp.
3.00%, 05/11/2021	5,585,000	5,632,058
General Electric Capital Co.
2.20%, 01/09/2020	6,431,000	6,389,620
5.55%, 05/04/2020	154,000	158,046
4.63%, 01/07/2021	5,310,000	5,452,361
3.10%, 01/09/2023	166,000	165,026
6.88%, 01/10/2039	27,000	31,971
General Electric Co.
0.00% (3 Month EURIBOR + 0.30%), 05/28/2020 (2)	EUR 150,000	167,725
4.65%, 10/17/2021	$2,500,000	2,591,425
0.38%, 05/17/2022	EUR 300,000	332,722
3.38%, 03/11/2024	$1,920,000	1,910,170
5.55%, 01/05/2026	7,838,000	8,303,655
6.15%, 08/07/2037	36,000	39,404
5.00% (3 Month LIBOR USD + 3.33%), 12/29/2049 (2)	6,590,000	6,142,210
Graphic Packaging International LLC
4.13%, 08/15/2024	50,000	48,875
Harris Corp.
3.23% (3 Month LIBOR USD + 0.48%), 04/30/2020 (2)	100,000	99,925
Heathrow Funding Ltd.
4.88%, 07/15/2021 (1)	6,920,000	7,104,259
ICTSI Treasury BV
5.88%, 09/17/2025	5,000,000	5,230,655
Jabil, Inc.
4.70%, 09/15/2022	3,685,000	3,786,890
John Deere Capital Corp.
2.95%, 04/01/2022	9,975,000	10,068,644
Keysight Technologies, Inc.
4.55%, 10/30/2024	1,374,000	1,428,400
4.60%, 04/06/2027	4,070,000	4,210,524
Komatsu Finance America, Inc.
2.12%, 09/11/2020	200,000	197,171
2.44%, 09/11/2022	860,000	843,611
L3 Technologies, Inc.
4.40%, 06/15/2028	7,324,000	7,692,195
Masco Corp.
3.50%, 04/01/2021	6,563,000	6,608,654
Northrop Grumman Corp.
3.20%, 02/01/2027	2,000,000	1,970,380
3.25%, 01/15/2028	3,730,000	3,669,405
NTT Finance Corp.
1.90%, 07/21/2021	5,400,000	5,289,997
OI European Group BV
4.00%, 03/15/2023 (1)	216,000	211,950
Owens Corning
4.20%, 12/15/2022	35,000	35,935
Park Aerospace Holdings Ltd.
3.63%, 03/15/2021 (1)	261,000	259,043
5.25%, 08/15/2022 (1)	9,335,000	9,567,441
4.50%, 03/15/2023 (1)	600,000	597,000
5.50%, 02/15/2024 (1)	2,916,000	3,025,350
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/2023 (1)	200,000	204,669
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.20%, 07/15/2020 (1)	200,000	200,442
3.38%, 02/01/2022 (1)	3,395,000	3,409,185
4.88%, 07/11/2022 (1)	8,116,000	8,493,914
Republic Services, Inc.
2.90%, 07/01/2026	3,000,000	2,938,289
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	5,712,890	5,720,031
6.29% (3 Month LIBOR USD + 3.50%), 07/15/2021 (1)(2)	1,200,000	1,204,500
Sealed Air Corp.
5.25%, 04/01/2023 (1)	1,000,000	1,037,500
5.50%, 09/15/2025 (1)	1,545,000	1,626,422
SMBC Aviation Capital Finance DAC
2.65%, 07/15/2021 (1)	200,000	196,417
4.13%, 07/15/2023 (1)	13,215,000	13,505,431
Spirit AeroSystems, Inc.
3.41% (3 Month LIBOR USD + 0.80%), 06/15/2021 (2)	3,080,000	3,061,440
Textron, Inc.
3.25% (3 Month LIBOR USD + 0.55%), 11/10/2020 (2)	830,000	826,378
Triumph Group, Inc.
4.88%, 04/01/2021	1,208,000	1,177,800
5.25%, 06/01/2022	482,000	462,720
Union Pacific Corp.
3.95%, 09/10/2028	4,640,000	4,870,533
United Technologies Corp.
3.33% (3 Month LIBOR USD + 0.65%), 08/16/2021 (2)	820,000	820,494
3.35%, 08/16/2021	10,950,000	11,098,591
4.13%, 11/16/2028	4,200,000	4,377,245
4.50%, 06/01/2042	2,250,000	2,326,668
WRKCo, Inc.
3.00%, 09/15/2024	4,000,000	3,911,298
		312,229,980
Technology - 1.46%
Analog Devices, Inc.
2.85%, 03/12/2020	3,925,000	3,926,281
Apple, Inc.
4.65%, 02/23/2046	1,250,000	1,414,957
Broadcom Corp. / Broadcom Cayman Finance Ltd.
2.38%, 01/15/2020	11,514,000	11,456,565
2.20%, 01/15/2021	115,000	113,213
3.00%, 01/15/2022	22,637,000	22,546,440
3.63%, 01/15/2024	10,666,000	10,644,028
3.13%, 01/15/2025	1,050,000	1,006,999
3.88%, 01/15/2027	9,330,000	8,919,347
Broadcom, Inc.
0.00%, 04/15/2021	19,950,000	19,926,459
0.00%, 10/15/2022	19,950,000	19,858,829
0.00%, 04/15/2026	4,135,000	4,104,442
0.00%, 04/15/2029	12,555,000	12,495,364
Cadence Design Systems, Inc.
4.38%, 10/15/2024	3,153,000	3,243,973
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025 (1)	780,000	771,771
Dell International LLC / EMC Corp.
4.42%, 06/15/2021 (1)	3,045,000	3,124,525
6.02%, 06/15/2026	4,100,000	4,409,934
Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (1)	6,790,000	7,303,281
EMC Corp.
2.65%, 06/01/2020	6,718,000	6,667,932
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023 (1)	300,000	305,475
Hewlett Packard Enterprise Co.
3.52% (3 Month LIBOR USD + 0.72%), 10/05/2021 (2)	2,500,000	2,490,514
Intel Corp.
1.70%, 05/19/2021	2,215,000	2,177,335
2.70%, 12/15/2022	8,055,000	8,105,698
International Business Machines Co.
2.25%, 02/19/2021	10,858,000	10,768,097
IQVIA, Inc.
2.88%, 09/15/2025 (1)	EUR 100,000	113,223

Microchip Technology, Inc.
3.92%, 06/01/2021 (1)	$1,670,000	1,684,946
4.33%, 06/01/2023 (1)	15,130,000	15,464,217
Micron Technology, Inc.
5.33%, 02/06/2029	834,000	857,319
Microsoft Corp.
1.85%, 02/06/2020	400,000	397,634
NetApp, Inc.
3.38%, 06/15/2021	490,000	494,768
3.30%, 09/29/2024	62,000	61,314
NXP BV / NXP Funding LLC
4.13%, 06/15/2020 (1)	459,000	464,788
4.13%, 06/01/2021 (1)	2,828,000	2,881,053
4.63%, 06/15/2022 (1)	3,150,000	3,258,990
3.88%, 09/01/2022 (1)	7,159,000	7,260,157
4.88%, 03/01/2024 (1)	3,955,000	4,173,395
Oracle Corp.
2.80%, 07/08/2021	10,685,000	10,730,819
1.90%, 09/15/2021	15,010,000	14,766,094
3.25%, 11/15/2027	1,980,000	1,992,204
Seagate HDD Cayman
4.75%, 01/01/2025	3,297,000	3,219,679
4.88%, 06/01/2027	855,000	815,726
5.75%, 12/01/2034	1,022,000	937,257
SS&C Technologies, Inc.
5.50%, 09/30/2027 (1)	1,515,000	1,530,150
VMware, Inc.
2.30%, 08/21/2020	1,066,000	1,056,252
2.95%, 08/21/2022	2,540,000	2,513,938
3.90%, 08/21/2027	160,000	153,928
Western Digital Corp.
4.75%, 02/15/2026	872,000	831,670
		241,440,980
Utilities - 1.82%
AEP Texas, Inc.
3.85%, 10/01/2025 (1)	1,500,000	1,533,972
AEP Transmission Co. LLC
3.10%, 12/01/2026	1,575,000	1,558,790
American Electric Power Co., Inc.
2.15%, 11/13/2020	330,000	326,949
2.95%, 12/15/2022	400,000	400,987
American Transmission Systems, Inc.
5.25%, 01/15/2022 (1)	100,000	105,881
American Water Capital Corp.
4.20%, 09/01/2048	1,425,000	1,492,650
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023 (1)	9,410,000	9,620,326
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	570,000	569,339
Black Hills Corp.
4.35%, 05/01/2033	6,250,000	6,450,279
British Transco International Finance BV
0.00%, 11/04/2021	400,000	360,640
Chugoku Electric Power Co., Inc.
2.70%, 03/16/2020	900,000	893,030
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,179,540
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,650,000	1,751,942
3.88%, 03/15/2046	2,750,000	2,774,549
3.70%, 12/01/2047	2,500,000	2,454,834
Duke Energy Corp.
3.19% (3 Month LIBOR USD + 0.50%), 05/14/2021 (1)(2)	546,000	545,688
Duke Energy Progress LLC
3.25%, 08/15/2025	2,613,000	2,672,763
3.70%, 09/01/2028	4,050,000	4,228,638
4.10%, 03/15/2043	900,000	933,306
4.20%, 08/15/2045	1,000,000	1,049,076
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (1)	400,000	417,568
5.90%, 12/01/2021 (1)	1,500,000	1,593,415
Emera U.S. Finance LP
2.70%, 06/15/2021	338,000	334,995
Enel Americas SA
4.00%, 10/25/2026	2,600,000	2,561,130
Enel Chile SA
4.88%, 06/12/2028	3,820,000	4,028,572
Enel Finance International NV
2.75%, 04/06/2023 (1)	8,060,000	7,805,825
3.63%, 05/25/2027 (1)	3,175,000	3,040,979
Entergy Corp.
5.13%, 09/15/2020	3,022,000	3,086,929
4.00%, 07/15/2022	925,000	950,649
Eskom Holdings SOC Ltd.
6.35%, 08/10/2028 (1)	8,275,000	8,506,650
Eversource Energy
2.75%, 03/15/2022	2,634,000	2,633,447
Exelon Corp.
2.85%, 06/15/2020	2,975,000	2,972,055
FirstEnergy Corp.
2.85%, 07/15/2022	2,075,000	2,061,129
3.90%, 07/15/2027	5,035,000	5,112,668
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (1)	7,535,000	7,868,863
Indiana Michigan Power Co.
3.20%, 03/15/2023	3,000,000	3,026,673
IPALCO Enterprises, Inc.
3.45%, 07/15/2020	280,000	280,099
ITC Holdings Corp.
2.70%, 11/15/2022	610,000	599,211
4.05%, 07/01/2023	3,812,000	3,888,849
3.25%, 06/30/2026	2,000,000	1,959,111
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (1)	150,000	159,748
4.30%, 01/15/2026 (1)	1,000,000	1,041,762
Kansas City Power & Light Co.
3.65%, 08/15/2025	3,550,000	3,660,396
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)	4,500,000	4,310,473
LG&E & KU Energy LLC
4.38%, 10/01/2021	500,000	513,680
Metropolitan Edison Co.
4.00%, 04/15/2025 (1)	4,000,000	4,100,446
4.30%, 01/15/2029 (1)	5,000,000	5,238,143
MidAmerican Energy Co.
4.25%, 05/01/2046	949,000	1,008,163
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	793,000	792,065
3.34%, 09/01/2020	3,400,000	3,425,201
3.22% (3 Month LIBOR USD + 0.48%), 05/04/2021 (2)	7,000,000	6,997,138
3.18% (3 Month LIBOR USD + 0.55%), 08/28/2021 (2)	9,000,000	8,979,192
NiSource, Inc.
2.65%, 11/17/2022	750,000	738,751
Northern States Power Co./MN
4.00%, 08/15/2045	1,000,000	1,029,791
3.60%, 09/15/2047	1,800,000	1,761,774
NRG Energy, Inc.
7.25%, 05/15/2026	950,000	1,045,180
5.75%, 01/15/2028	230,000	243,800
Pacific Gas & Electric Co.
3.50%, 10/01/2020 (13)	2,454,000	2,257,680
4.25%, 05/15/2021 (13)	1,051,000	980,057
3.25%, 09/15/2021 (13)	959,000	875,087
2.45%, 08/15/2022 (13)	1,944,000	1,725,300
3.25%, 06/15/2023 (13)	1,610,000	1,444,975
4.25%, 08/01/2023 (1)(13)	800,000	744,000
3.85%, 11/15/2023 (13)	318,000	289,380
3.75%, 02/15/2024 (13)	811,000	738,010
3.40%, 08/15/2024 (13)	2,476,000	2,228,400
3.50%, 06/15/2025 (13)	1,913,000	1,702,570
2.95%, 03/01/2026 (13)	3,053,000	2,671,375
3.30%, 03/15/2027 (13)	1,252,000	1,095,500
3.30%, 12/01/2027 (13)	3,700,000	3,228,250
4.65%, 08/01/2028 (1)(13)	100,000	92,000
6.05%, 03/01/2034 (13)	1,003,000	995,477
5.80%, 03/01/2037 (13)	795,000	771,150
6.35%, 02/15/2038 (13)	112,000	112,560
6.25%, 03/01/2039 (13)	615,000	615,000
5.40%, 01/15/2040 (13)	132,000	125,400
4.50%, 12/15/2041 (13)	203,000	174,072
4.45%, 04/15/2042 (13)	29,000	24,868
3.75%, 08/15/2042 (13)	166,000	130,310
4.60%, 06/15/2043 (13)	130,000	111,800
5.13%, 11/15/2043 (13)	1,132,000	1,023,753
4.75%, 02/15/2044 (13)	423,000	370,125
4.30%, 03/15/2045 (13)	475,000	395,438
4.00%, 12/01/2046 (13)	16,000	12,900
Pennsylvania Electric Co.
5.20%, 04/01/2020	780,000	795,684
Perusahaan Gas Negara Persero Tbk PT
5.13%, 05/16/2024	5,100,000	5,352,985
Perusahaan Listrik Negara PT
5.45%, 05/21/2028 (1)	11,800,000	12,596,254
PPL WEM Ltd. / Western Power Distribution Ltd.
5.38%, 05/01/2021 (1)	2,615,000	2,700,040
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000,000	7,082,519
Public Service Enterprise Group, Inc.
2.00%, 11/15/2021	600,000	582,657
2.65%, 11/15/2022	1,526,000	1,513,684
Puget Energy, Inc.
6.50%, 12/15/2020	2,903,000	3,062,952
Rockpoint Gas Storage Canada Ltd.
7.00%, 03/31/2023 (1)	30,000	29,737
San Diego Gas & Electric Co.
3.75%, 06/01/2047	24,000	22,528
Sempra Energy
2.40%, 03/15/2020	3,592,000	3,573,158
3.25%, 06/15/2027	8,634,000	8,267,615
3.40%, 02/01/2028	3,037,000	2,931,931
South Carolina Electric & Gas Co.
4.25%, 08/15/2028	5,000,000	5,398,820
Southern California Edison Co.
2.90%, 03/01/2021	4,125,000	4,095,202
3.88%, 06/01/2021	1,470,000	1,481,642
3.65%, 03/01/2028	40,000	39,304
4.20%, 03/01/2029	1,115,000	1,131,260
6.65%, 04/01/2029	152,000	166,809
6.00%, 01/15/2034	20,000	22,721
5.75%, 04/01/2035	70,000	77,655
4.00%, 04/01/2047	405,000	379,133
4.13%, 03/01/2048	4,175,000	4,001,963
4.88%, 03/01/2049	940,000	994,862
Southern California Gas Co.
5.13%, 11/15/2040	12,000	13,857
Southern Co.
2.35%, 07/01/2021	1,425,000	1,408,541
3.25%, 07/01/2026	8,000,000	7,849,439
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	3,700,000	3,746,707
5.88%, 03/15/2041	1,920,000	2,284,686
4.40%, 05/30/2047	1,915,000	1,928,356
Southern Power Co.
3.18% (3 Month LIBOR USD + 0.55%), 12/20/2020 (1)(2)	600,000	597,346
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000,000	10,407,232
Spire, Inc.
3.54%, 02/27/2024	5,000,000	4,959,039
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/2024	4,300,000	4,501,825
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022 (1)	3,700,000	3,669,865
3.75%, 05/02/2023 (1)	4,235,000	4,346,261
Tucson Electric Power Co.
5.15%, 11/15/2021	2,515,000	2,630,868
3.05%, 03/15/2025	3,000,000	2,948,318
Vistra Operations Co. LLC
5.50%, 09/01/2026 (1)	2,730,000	2,839,200
WEC Energy Group, Inc.
3.38%, 06/15/2021	5,175,000	5,237,050
		299,282,841
Total Corporate Bonds (Cost $5,342,284,076)		5,413,971,628

Convertible Bond Securities - 0.31%
Communications - 0.09%
Ctrip.com International Ltd.
1.25%, 09/15/2022	1,925,000	1,952,876
DISH Network Corp.
2.38%, 03/15/2024	7,520,000	6,203,031
3.38%, 08/15/2026	60,000	50,970
Finisar Corp.
0.50%, 12/15/2036	6,040,000	5,924,213
Liberty Media Corp.
2.25%, 09/30/2046	165,624	84,568
		14,215,658
Consumer, Cyclical - 0.01%
Caesars Entertainment Corp.
5.00%, 10/01/2024	1,634,430	2,323,097

Consumer, Non-Cyclical - 0.03%
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	165,000	187,532
0.60%, 08/01/2024	3,730,000	3,816,256
Macquarie Infrastructure Corp.
2.00%, 10/01/2023	610,000	537,578
		4,541,366

Diversified - 0.01%
RWT Holdings, Inc.
5.63%, 11/15/2019	1,460,000	1,469,170

Energy - 0.07%
Chesapeake Energy Corp.
5.50%, 09/15/2026	5,495,000	5,091,635
Nabors Industries, Inc.
0.75%, 01/15/2024	8,365,000	5,950,416
SM Energy Co.
1.50%, 07/01/2021	285,000	266,087
Whiting Petroleum Corp.
1.25%, 04/01/2020	900,000	869,996
		12,178,134

Financials - 0.03%
iStar, Inc.
3.13%, 09/15/2022	5,160,000	4,734,300

Industrials - 0.03%
Greenbrier Cos., Inc.
2.88%, 02/01/2024	1,993,000	1,903,060
Tutor Perini Corp.
2.88%, 06/15/2021	3,175,000	3,034,913
		4,937,973
Technology - 0.04%
Nuance Communications, Inc.
1.00%, 12/15/2035	5,850,000	5,457,211
Rovi Corp.
0.50%, 03/01/2020	930,000	900,980
		6,358,191
Total Convertible Bond Securities (Cost $53,784,973)		50,757,889

Government Related - 29.20%
Abu Dhabi Government International Bond
2.50%, 10/11/2022 (1)	1,300,000	1,287,000
3.13%, 10/11/2027 (1)	2,000,000	1,985,000
4.13%, 10/11/2047 (1)	700,000	706,160
Africa Finance Corp.
3.88%, 04/13/2024 (1)	1,085,000	1,069,506
Argentina Bocon
49.15% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022 (2)	ARS 3,900,000	150,210
Argentina Bonar Bonds
45.33% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/01/2020 (2)	3,000,000	68,077
45.56% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 04/03/2022 (2)	163,749,000	3,700,503
Argentina POM Politica Monetaria
67.71% (Argentina Blended Historical Policy Rate + 0.00%), 06/21/2020 (2)	264,435,000	6,721,718
Argentine Republic Government International Bond
3.88%, 01/15/2022	16,200,000	15,378,424
5.63%, 01/26/2022	$445,000	383,812
4.63%, 01/11/2023	8,927,000	7,311,213
3.38%, 01/15/2023	EUR 1,100,000	988,305
7.50%, 04/22/2026	$150,000	127,200
5.00%, 01/15/2027	EUR 2,000,000	1,661,342
6.88%, 01/26/2027	$300,000	242,700
5.25%, 01/15/2028	EUR 500,000	411,909
7.82%, 12/31/2033	220,177	213,661
7.13%, 07/06/2036	$200,000	153,500
3.38%, 12/31/2038 (3)	EUR 179,000	113,421
3.75%, 12/31/2038 (3)	$8,696,000	5,021,940
6.25%, 11/09/2047	EUR 100,000	80,205
6.88%, 01/11/2048	$1,200,000	882,000
Australia Government Bond
3.25%, 04/21/2029	AUD 73,275,000	59,020,311
Autonomous Community of Catalonia
4.95%, 02/11/2020	EUR 50,000	57,970
4.90%, 09/15/2021	50,000	60,452
Canadian Government Bond
2.00%, 06/01/2028	CAD 101,085,000	78,087,378
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	$2,540,000	2,665,197
City of New York NY
3.55%, 12/01/2028	3,645,000	3,766,706
Colombia Government International Bond
2.63%, 03/15/2023	440,000	430,100
4.00%, 02/26/2024	33,725,000	34,770,812
4.50%, 01/28/2026	525,000	553,350
Commonwealth of Puerto Rico
5.00%, 07/01/2021 (13)	240,000	126,600
4.13%, 07/01/2022 (13)	100,000	52,250
5.70%, 07/01/2023 (13)	170,000	107,100
5.25%, 07/01/2026 (13)	200,000	129,000
5.00%, 07/01/2028 (13)	20,000	12,900
5.13%, 07/01/2028 (13)	30,000	19,275
5.38%, 07/01/2030 (13)	165,000	94,050
5.13%, 07/01/2031 (13)	2,590,000	1,664,075
5.50%, 07/01/2032 (13)	1,610,000	1,042,475
8.00%, 07/01/2035 (13)	800,000	415,000
5.13%, 07/01/2037 (13)	190,000	99,750
5.25%, 07/01/2037 (13)	100,000	64,500
5.75%, 07/01/2038 (13)	80,000	51,800
6.00%, 07/01/2038 (13)	610,000	394,975
5.50%, 07/01/2039 (13)	520,000	274,300
6.00%, 07/01/2039 (13)	55,000	35,613
6.50%, 07/01/2040 (13)	30,000	17,175
5.00%, 07/01/2041 (13)	395,000	206,387
5.75%, 07/01/2041 (13)	100,000	57,000
Dominican Republic International Bond
6.60%, 01/28/2024	500,000	539,375
Egypt Government International Bond
5.58%, 02/21/2023 (1)	200,000	198,532
European Investment Bank
1.75%, 06/17/2019	2,850,000	2,845,526
2.38%, 05/13/2021	20,185,000	20,176,984
Export Credit Bank of Turkey
8.25%, 01/24/2024 (1)	1,000,000	974,564
Hazine MusteSARLigi Varlik Kiralama AS
5.80%, 02/21/2022 (1)	7,960,000	7,815,590
Hellenic Republic Government Bond
4.75%, 04/17/2019 (1)	EUR 9,230,000	10,367,044
Hungary Government Bond
0.50%, 04/21/2021	HUF 3,556,080,000	12,365,677
Indonesia Government International Bond
3.70%, 01/08/2022 (1)	$7,010,000	7,098,473
3.75%, 04/25/2022 (1)	4,495,000	4,551,538
2.95%, 01/11/2023	1,895,000	1,874,801
4.13%, 01/15/2025	5,495,000	5,631,557
Inter-American Development Bank
2.63%, 04/19/2021	20,000,000	20,103,003
International Bank for Reconstruction & Development
2.75%, 07/23/2021	20,000,000	20,197,013
Israel Government Bond - Fixed
5.50%, 01/31/2042	ILS 49,000,000	19,707,372
Kazakhstan Government International Bond
2.38%, 11/09/2028 (1)	EUR 100,000	116,088
Los Angeles Department of Water
6.01%, 07/01/2039	$675,000	846,760
Malaysia Government Bond
3.49%, 03/31/2020	MYR 16,000,000	3,923,039
3.66%, 10/15/2020	6,795,000	1,671,930
4.05%, 09/30/2021	51,970,000	12,919,532
Massachusetts Educational Financing Authority
3.85%, 04/25/2033	$4,959,167	5,149,203
Metropolitan Water District of Southern California
6.54%, 07/01/2039	935,000	943,845
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/2038	1,000,000	1,261,740
Mexico Government International Bond
4.00%, 10/02/2023	3,516,000	3,614,448
3.60%, 01/30/2025	1,060,000	1,060,000
3.75%, 01/11/2028	250,000	246,925
New York City Transitional Finance Authority Future Tax Secured Revenue
2.80%, 02/01/2026	1,850,000	1,811,576
5.27%, 05/01/2027	3,500,000	3,991,225
3.73%, 08/01/2029	2,015,000	2,098,340
New York City Water & Sewer System
5.75%, 06/15/2041	240,000	317,954
5.95%, 06/15/2042	560,000	764,120
New York State Dormitory Authority
5.05%, 09/15/2027	1,800,000	2,052,630
5.50%, 03/15/2030	2,000,000	2,330,740
Norway Government Bond
3.75%, 05/25/2021 (1)	NOK 150,115,000	18,309,158
Oman Government International Bond
5.63%, 01/17/2028 (1)	$500,000	468,630
Peru Government Bond
5.94%, 02/12/2029 (1)	PEN 21,282,000	6,748,350
6.15%, 08/12/2032 (1)	16,550,000	5,243,746
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024	$400,000	412,800
Peruvian Government International Bond
5.70%, 08/12/2024	PEN 8,000,000	2,548,310
8.20%, 08/12/2026 (1)	5,600,000	2,027,387
6.35%, 08/12/2028 (1)	1,945,000	635,269
Provincia de Buenos Aires/Argentina
53.85% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025 (1)(2)	ARS 246,115,000	5,595,894
Puerto Rico Electric Power Authority
6.05%, 07/01/2032 (13)	$100,000	70,000
Qatar Government International Bond
3.88%, 04/23/2023 (1)	1,700,000	1,748,399
4.50%, 04/23/2028	400,000	427,435
5.10%, 04/23/2048 (1)	1,000,000	1,095,000
Republic of Poland Government Bond
1.75%, 07/25/2021	PLN 47,545,000	12,394,888
Republic of South Africa Government International Bond
4.88%, 04/14/2026	$700,000	693,207
Russian Foreign Bond - Eurobond
4.75%, 05/27/2026	600,000	618,000
Saudi Government International Bond
2.88%, 03/04/2023 (1)	2,000,000	1,980,700
4.00%, 04/17/2025 (1)	10,200,000	10,442,658
3.63%, 03/04/2028	600,000	594,682
4.63%, 10/04/2047 (1)	1,000,000	985,000
5.00%, 04/17/2049 (1)	1,800,000	1,863,000
South Carolina Public Service Authority
2.39%, 12/01/2023	960,000	929,558
State Board of Administration Finance Corp.
2.16%, 07/01/2019	1,220,000	1,218,707
State of California
7.95%, 03/01/2036	4,085,000	4,279,977
State of Illinois
5.10%, 06/01/2033	640,000	628,877
6.73%, 04/01/2035	70,000	75,704
7.35%, 07/01/2035	55,000	62,493
Svensk Exportkredit AB
1.13%, 08/28/2019	6,925,000	6,883,818
Sweden Government Bond
0.75%, 11/12/2029 (1)	SEK 30,630,000	3,442,856
2.25%, 06/01/2032	30,630,000	4,027,269
3.50%, 03/30/2039	74,675,000	12,035,805
Texas Public Finance Authority
8.25%, 07/01/2024	$5,360,000	5,445,599
Turkey Government International Bond
5.63%, 03/30/2021	800,000	789,355
7.25%, 12/23/2023	10,800,000	10,872,792
4.63%, 03/31/2025	EUR 6,300,000	6,859,202
7.63%, 04/26/2029	$11,900,000	11,781,000
U.S. Treasury Inflation Indexed Bonds
0.13%, 07/15/2024 (9)	1,240,294	1,225,201
0.38%, 07/15/2025 (9)	10,476,314	10,472,015
0.75%, 07/15/2028 (9)	16,234,846	16,605,189
1.00%, 02/15/2048 (9)	74,284,354	75,975,262
U.S. Treasury Note/Bond
2.63%, 08/31/2020	46,770,000	46,938,145
2.75%, 09/30/2020	62,290,000	62,654,981
2.50%, 01/31/2021	58,685,000	58,900,484
2.50%, 02/28/2021	192,585,000	193,359,854
2.25%, 03/31/2021	14,160,000	14,155,575
2.88%, 10/15/2021	29,680,000	30,137,953
2.50%, 01/15/2022	67,760,000	68,241,732
2.88%, 10/31/2023	120,475,000	123,816,299
2.88%, 11/30/2023	68,785,000	70,754,508
2.38%, 02/29/2024	129,455,000	130,370,287
2.13%, 03/31/2024	247,660,000	246,402,353
2.00%, 05/31/2024	58,440,000	57,739,176
2.38%, 08/15/2024 (12)	39,200,000	39,415,906
2.88%, 05/31/2025 (10)(11)	467,200,000	482,657,751
2.75%, 06/30/2025 (10)(11)	720,000,000	738,900,000
2.88%, 07/31/2025	251,900,000	260,401,625
2.50%, 02/28/2026	148,305,000	150,066,122
2.00%, 11/15/2026 (12)	44,737,000	43,677,991
2.25%, 02/15/2027 (12)	141,695,000	140,704,242
2.75%, 02/15/2028	40,500,000	41,692,851
2.88%, 08/15/2028	44,165,000	45,935,050
2.63%, 02/15/2029	204,965,000	208,952,209
4.63%, 02/15/2040	18,930,000	24,898,866
3.88%, 08/15/2040	60,850,000	72,611,164
4.25%, 11/15/2040	64,100,000	80,448,004
2.50%, 02/15/2045 (10)(11)	62,700,000	59,290,687
3.00%, 05/15/2045 (10)(11)	30,000,000	31,190,625
2.50%, 02/15/2046	12,560,000	11,839,272
2.50%, 05/15/2046 (12)	11,105,000	10,462,125
2.88%, 11/15/2046	9,960,000	10,106,288
2.75%, 11/15/2047 (10)(11)	250,000	246,992
3.00%, 02/15/2048 (10)(11)	58,795,000	60,979,143
3.13%, 05/15/2048 (10)(11)	12,780,000	13,583,243
3.00%, 08/15/2048	91,040,000	94,461,112
3.38%, 11/15/2048	4,715,000	5,259,619
3.00%, 02/15/2049	392,530,000	407,510,538
University of California
4.60%, 05/15/2031	2,800,000	3,124,884
Uruguay Government International Bond
4.38%, 10/27/2027	250,000	263,375
Venezuela Government International Bond
7.75%, 10/13/2019 (13)	100,000	28,250
6.00%, 12/09/2020 (13)	30,000	8,625
9.00%, 05/07/2023 (13)	7,515,000	2,207,531
8.25%, 10/13/2024 (13)	7,294,000	2,133,495
7.65%, 04/21/2025 (13)	534,000	152,858
11.75%, 10/21/2026 (13)	120,000	37,200
9.25%, 09/15/2027 (13)	1,049,000	327,812
9.25%, 05/07/2028 (13)	420,000	121,800
11.95%, 08/05/2031 (13)	3,200,000	960,000
7.00%, 03/31/2038 (13)	187,000	53,295
Total Government Related (Cost $4,725,589,711)		4,809,196,540

Mortgage-Backed Obligations - 23.13%
225 Liberty Street Trust 2016-225L
3.60%, 02/10/2036 (1)	3,010,000	3,093,221
280 Park Avenue 2017-280P Mortgage Trust
3.36% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034 (1)(2)	2,670,000	2,668,306
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033	739,557	756,921
6.00%, 12/25/2033	213,000	212,779
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034	506,557	522,465
5.50%, 08/25/2034	595,371	611,881
Alternative Loan Trust 2005-56
3.22% (1 Month LIBOR USD + 0.73%, 0.73% Floor), 11/25/2035 (2)	6,096,880	6,107,782
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036	14,916,250	12,295,823
Alternative Loan Trust 2006-HY12
3.87%, 08/25/2036 (4)	349,224	357,743
Alternative Loan Trust 2006-OA17
2.68% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046 (2)	19,813,731	17,519,513
Alternative Loan Trust 2006-OA22
2.70% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/25/2047 (2)	17,912,112	16,875,283
Alternative Loan Trust 2006-OA3
2.69% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2036 (2)	7,250,806	6,360,407
Alternative Loan Trust 2006-OA7
3.34% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046 (2)	15,048,291	13,336,382
Alternative Loan Trust 2007-HY7C
2.63% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 08/25/2037 (2)	3,687,192	3,357,605
Alternative Loan Trust 2007-OA2
2.62% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 03/25/2047 (2)	13,880,089	11,251,565
3.24% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047 (2)	32,662,946	27,341,848
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048 (1)(4)	10,494,017	10,594,888
4.02%, 11/25/2048 (1)(4)	2,358,747	2,379,102
4.50%, 11/25/2048 (1)(4)	1,220,000	1,249,271
Angel Oak Mortgage Trust I LLC 2019-2
3.63%, 03/25/2049 (1)(4)	3,820,000	3,834,427
3.78%, 03/25/2049 (1)(4)	4,155,000	4,170,696
4.07%, 03/25/2049 (1)(4)	3,460,000	3,497,411
AREIT 2018-CRE1 Trust
5.58% (1 Month LIBOR USD + 3.10%, 3.10% Floor), 02/14/2035 (1)(2)	4,800,000	4,814,405
Ashford Hospitality Trust 2018-ASHF
3.38% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 04/15/2035 (1)(2)	1,302,512	1,293,648
3.73% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 04/15/2035 (1)(2)	1,530,000	1,527,121
3.88% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 04/15/2035 (1)(2)	715,000	712,311
Ashford Hospitality Trust 2018-KEYS
3.48% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 05/15/2035 (1)(2)	6,850,000	6,841,343
Atrium Hotel Portfolio Trust
3.41% (1 Month LIBOR USD + 0.93%), 12/15/2036 (1)(2)	3,120,000	3,106,280
3.98% (1 Month LIBOR USD + 1.50%), 12/15/2036 (1)(2)	1,095,000	1,092,245
Aventura Mall Trust
4.11%, 07/05/2040 (1)(4)	10,180,000	10,902,709
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/10/2038 (1)(4)	6,575,000	7,029,294
BAMLL Re-REMIC Trust 2016-RRLD11
5.90%, 06/17/2050 (1)(4)	1,177,221	1,177,354
5.90%, 06/17/2050 (1)(4)	100,000	42,000
Banc of America Commercial Mortgage Trust 2007-5
5.76%, 02/10/2051 (4)	9,284,683	8,753,738
Banc of America Funding 2015-R7 Trust
2.66% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046 (1)(2)	1,531,664	1,543,593
Banc of America Funding 2015-R8 Trust
3.17%, 11/26/2046 (1)(4)	2,323,707	2,345,988
Bank 2017-BNK4
4.00%, 05/15/2050	960,000	987,189
Bank 2017-BNK5
3.90%, 06/15/2060 (4)	1,167,000	1,180,418
BBCCRE Trust 2015-GTP
4.55%, 08/10/2033 (1)(4)	2,715,000	2,789,302
BBCMS Trust 2018-CBM
3.48% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 07/15/2037 (1)(2)	2,945,000	2,930,219
BCAP LLC 2014-RR2
2.73% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036 (1)(2)	16,885,906	15,663,983
Bear Stearns ALT-A Trust 2005-1
3.61% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 11.50% Cap), 01/25/2035 (2)	6,750,000	6,049,503
Bear Stearns ARM Trust 2003-3
4.91%, 05/25/2033 (4)	720,317	734,062
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041 (1)(4)	3,732,743	3,471,451
BX Trust 2017-IMC
4.73% (1 Month LIBOR USD + 2.25%, 2.25% Floor), 10/15/2032 (1)(2)	1,440,000	1,433,657
BX Trust 2018-GW
3.28% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/15/2035 (1)(2)	4,785,000	4,745,540
BXP Trust 2017-GM
3.38%, 06/13/2039 (1)	6,185,000	6,284,863
CALI Mortgage Trust 2019-101C
3.96%, 03/10/2039 (1)	5,010,000	5,267,199
CD 2007-CD5 Mortgage Trust
6.02%, 11/15/2044 (1)(4)	9,680,000	9,710,517
CD 2018-CD7 Mortgage Trust
4.85%, 08/15/2051 (4)	8,190,000	8,650,091
CGBAM Commercial Mortgage Trust 2015-SMRT
2.81%, 04/10/2028 (1)	1,500,000	1,497,629
CGGS Commercial Mortgage Trust 2018-WSS
3.38% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 02/15/2037 (1)(2)	3,950,000	3,912,844
3.83% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 02/15/2037 (1)(2)	1,580,000	1,570,082
4.78% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 02/15/2037 (1)(2)	3,870,000	3,860,247
3.59%, 02/17/2037	1,715,000	1,702,088
CGRBS Commercial Mortgage Trust 2013-VN05
3.37%, 03/13/2035 (1)	2,880,000	2,942,391
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037 (1)	7,894,239	6,403,572
CIM Trust
2.30%, 05/25/2057 (1)(4)	2,163,056	2,144,293
4.49% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 10/25/2057 (1)(2)	5,367,266	5,395,787
CIM Trust 2018-R4
4.07%, 12/26/2057 (1)(4)	20,987,690	20,850,092
CIM Trust 2018-R5
3.75%, 07/25/2058 (1)(4)	16,638,488	16,757,122
CIM Trust 2018-R6
3.57% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058 (1)(2)	20,264,134	20,264,076
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/10/2048	1,700,000	1,694,311
3.57%, 02/10/2048	430,000	436,393
Citigroup Commercial Mortgage Trust 2015-GC33
4.11%, 09/10/2058	1,350,000	1,409,821
Citigroup Commercial Mortgage Trust 2016-P3
3.06%, 04/15/2049	1,225,000	1,223,439
Citigroup Commercial Mortgage Trust 2018-B2
4.67%, 03/10/2051 (4)	1,195,000	1,221,889
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068 (1)(4)	1,273,177	1,281,069
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059 (1)(3)	4,739,522	4,759,789
Civic Mortgage LLC 2018-2
4.35%, 11/25/2022 (1)(3)	428,939	428,887
Clavis Securities Plc
1.01% (3 Month LIBOR GBP + 0.17%), 12/15/2032 (2)	GBP 1,171,490	1,462,714
CLNS Trust 2017-IKPR
3.29% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 06/11/2032 (1)(2)	$315,000	314,206
COLT 2017-1 Mortgage Loan Trust
2.61%, 05/27/2047 (1)(4)	147,877	147,082
COLT 2017-2 Mortgage Loan Trust
2.77%, 10/25/2047 (1)(4)	293,811	293,340
COLT 2018-1 Mortgage Loan Trust
2.93%, 02/25/2048 (1)(4)	648,882	646,270
2.98%, 02/25/2048 (1)(4)	186,043	185,259
COLT 2018-2 Mortgage Loan Trust
3.47%, 07/27/2048 (1)(4)	3,620,614	3,625,075
4.19%, 07/27/2048 (1)(4)	1,095,000	1,095,338
COLT 2018-3 Mortgage Loan Trust
3.69%, 10/26/2048 (1)(4)	9,021,938	9,040,711
3.87%, 10/26/2048 (1)(4)	2,785,438	2,789,198
COLT 2018-4 Mortgage Loan Trust
4.01%, 12/28/2048 (1)(4)	5,998,118	6,038,201
4.11%, 12/28/2048 (1)(4)	3,619,235	3,644,129
COLT 2019-1 Mortgage Loan Trust
3.71%, 03/25/2049 (1)(4)	10,391,469	10,429,310
COLT 2019-2 Mortgage Loan Trust
3.34%, 05/25/2049 (1)(4)	8,225,000	8,224,987
3.54%, 05/25/2049 (1)(4)	5,645,000	5,644,968
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (1)	720,000	759,973
COMM 2013-CCRE12 Mortgage Trust
4.05%, 10/10/2046	1,830,000	1,912,665
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035 (1)(4)	1,445,000	1,450,428
COMM 2014-277P Mortgage Trust
3.61%, 08/10/2049 (1)(4)	735,000	762,719
COMM 2014-CCRE20 Mortgage Trust
3.94%, 11/10/2047	1,115,000	1,146,735
COMM 2014-UBS2 Mortgage Trust
4.96%, 03/10/2047 (4)	800,000	824,047
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	2,252,791	2,251,500
3.69%, 08/10/2047	5,250,000	5,438,370
COMM 2014-UBS6 Mortgage Trust
4.46%, 12/10/2047 (4)	1,013,000	1,010,513
COMM 2015-CCRE23 Mortgage Trust
2.85%, 05/10/2048	6,805,000	6,792,350
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048	2,020,000	2,090,160
COMM 2015-CCRE25 Mortgage Trust
4.54%, 08/10/2048 (4)	5,470,000	5,707,740
4.54%, 08/10/2048 (4)	964,000	979,442
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048	2,495,000	2,514,743
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050	515,000	536,860
4.44%, 07/10/2050 (4)	440,000	452,939
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036 (1)	760,000	776,243
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050	3,110,000	3,170,248
COMM 2017-PANW Mortgage Trust
3.41%, 10/10/2029 (1)(4)	1,285,000	1,277,078
Commercial Mortgage Pass Through Certificates
4.64%, 02/10/2047 (4)	5,465,000	5,495,666
Connecticut Avenue Securities Trust 2018-R07
3.24% (1 Month LIBOR USD + 0.75%), 04/25/2031 (1)(2)	2,522,269	2,521,393
Connecticut Avenue Securities Trust 2019-R01
3.34% (1 Month LIBOR USD + 0.85%), 07/25/2031 (1)(2)	5,141,375	5,143,049
Connecticut Avenue Securities Trust 2019-R02
3.34% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 08/25/2031 (1)(2)	2,765,615	2,767,544
Core Industrial Trust 2015-CALW
3.04%, 02/10/2034 (1)	3,131,564	3,152,790
Core Industrial Trust 2015-TEXW
3.08%, 02/10/2034 (1)	2,734,328	2,754,872
Credit Suisse First Boston Mortgage Securities Co.
5.75%, 11/25/2033	113,050	115,876
CSAIL 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057 (4)	8,560,000	8,803,299
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049	840,000	835,687
CSAIL 2016-C7 Commercial Mortgage Trust
3.96%, 11/15/2049 (4)	6,160,000	6,273,475
CSMC 2014-USA OA LLC
4.37%, 09/15/2037 (1)	2,035,000	1,954,504
CSMC 2015-GLPB Trust
3.81%, 11/15/2034 (1)(4)	560,000	574,422
CSMC 2018-RPL2 Trust
4.03%, 08/25/2062 (1)(3)	2,850,746	2,845,891
CSMC 2018-RPL7 Trust
4.00%, 08/26/2058 (1)	1,762,877	1,764,555
CSMC Trust 2013-5R
2.99% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036 (1)(2)	9,564,926	9,407,956
CWALT, Inc. 2007-OA4
2.66% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 05/25/2047 (2)	2,453,248	2,290,393
DBCG 2017-BBG Mortgage Trust
3.18% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034 (1)(2)	2,645,000	2,633,410
DBJPM 17-C6 Mortgage Trust
3.79%, 06/10/2050 (4)	2,750,000	2,774,546
Deephaven Residential Mortgage Trust 2018-1
2.98%, 12/25/2057 (1)(4)	517,487	517,139
Deephaven Residential Mortgage Trust 2018-2
3.48%, 04/25/2058 (1)(4)	2,860,798	2,874,992
Deephaven Residential Mortgage Trust 2019-1
3.74%, 01/25/2059 (1)(4)	4,673,032	4,685,840
Deutsche Alt-A Securities Inc. Mortgage Loan Trust Series 2005-2
2.89% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035 (2)	5,798,819	5,589,240
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035 (1)(4)	3,110,000	3,195,052
Eurosail-UK 2007-5np Plc
1.61% (3 Month LIBOR GBP + 0.77%), 09/13/2045 (2)	GBP 11,179,027	13,859,777
Eurosail-UK 2007-6nc Plc
1.54% (3 Month LIBOR GBP + 0.70%, 0.70% Floor), 09/13/2045 (2)	276,425	348,533
Fannie Mae
5.00%, 05/15/2041 (5)	$4,825,000	5,095,181
Fannie Mae Connecticut Avenue Securities
7.04% (1 Month LIBOR USD + 4.55%), 02/25/2025 (2)	1,167,101	1,249,017
3.84% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 01/25/2029 (2)	20,347	20,365
3.79% (1 Month LIBOR USD + 1.30%), 05/25/2029 (2)	29,789	29,812
3.64% (1 Month LIBOR USD + 1.15%), 09/25/2029 (2)	582,899	584,572
4.69% (1 Month LIBOR USD + 2.20%, 2.20% Floor), 08/25/2030 (2)	1,210,000	1,206,447
4.64% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 10/25/2030 (2)	2,370,000	2,366,758
5.04% (1 Month LIBOR USD + 2.55%, 2.55% Floor), 12/25/2030 (2)	7,075,000	7,119,292
3.21% (1 Month LIBOR USD + 0.72%, 0.72% Floor), 01/25/2031 (2)	6,865,970	6,864,249
4.84% (1 Month LIBOR USD + 2.35%, 2.35% Floor), 01/25/2031 (2)	3,915,000	3,931,255
3.04% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 03/25/2031 (2)	3,608,260	3,603,110
4.59% (1 Month LIBOR USD + 2.10%, 2.10% Floor), 03/25/2031 (2)	1,980,000	1,954,667
Fannie Mae Pool
3.47%, 12/01/2026	2,904,772	3,042,723
3.22%, 01/01/2027	3,565,000	3,666,247
3.22%, 01/01/2027	3,565,000	3,666,247
2.82%, 05/01/2028	2,177,080	2,163,172
3.49%, 06/01/2028	8,500,000	8,858,519
2.68%, 08/01/2028	4,220,000	4,126,257
3.00%, 10/01/2028	417,996	422,513
3.24%, 06/01/2029	5,420,000	5,532,541
3.24%, 06/01/2029	5,580,000	5,695,863
3.10%, 08/01/2029	6,355,000	6,407,940
4.24%, 12/01/2029	11,679,107	12,808,748
3.00%, 05/01/2030	218,528	220,624
2.50%, 07/01/2030	885,764	881,555
2.50%, 07/01/2030	661,254	658,112
2.50%, 08/01/2030	1,619,433	1,611,736
3.55%, 08/01/2030	1,504,685	1,572,736
3.00%, 09/01/2030	2,479,226	2,506,024
3.00%, 12/01/2030	966,322	975,565
3.00%, 09/01/2031	891,743	900,283
2.50%, 11/01/2031	2,134,904	2,125,080
3.50%, 11/01/2031	3,132,630	3,215,598
2.50%, 01/01/2032	2,629,987	2,616,687
2.50%, 02/01/2032	6,999,999	6,958,138
2.50%, 06/01/2032	9,708,561	9,654,431
3.00%, 06/01/2032	2,069,292	2,089,153
3.00%, 07/01/2032	20,359,136	20,554,843
3.25%, 07/01/2032	4,172,804	4,223,392
3.50%, 07/01/2032	3,041,567	3,112,022
3.00%, 08/01/2032	5,893,646	5,950,277
3.00%, 09/01/2032	4,099,056	4,138,458
3.50%, 11/01/2032	2,127,634	2,181,191
3.50%, 03/01/2033	3,692,461	3,777,993
3.00%, 04/01/2033	5,180	5,158
3.00%, 04/01/2033	2,576,033	2,599,803
3.50%, 05/01/2033	3,973,293	4,065,330
3.00%, 06/01/2033	13,297	13,262
3.00%, 10/01/2033	2,356,268	2,384,419
6.00%, 03/01/2034	2,199,006	2,426,866
5.50%, 05/01/2034	1,872,793	2,060,387
5.50%, 07/01/2034	455,956	501,492
3.50%, 02/01/2035	176,409	181,463
5.00%, 07/01/2035	926,602	1,000,178
4.50%, 11/01/2035	391,965	413,990
3.50%, 01/01/2036	1,619,047	1,665,426
5.00%, 02/01/2036	1,481,870	1,602,279
6.00%, 06/01/2036	14,296	15,782
5.50%, 07/01/2036	176,812	194,496
3.00%, 11/01/2036	1,802,608	1,820,824
3.00%, 11/01/2036	2,097,300	2,116,003
3.00%, 11/01/2036	256,108	258,696
3.00%, 12/01/2036	327,156	330,462
3.00%, 12/01/2036	2,302,960	2,326,233
3.00%, 10/01/2037	53,205	53,743
3.21%, 11/01/2037	11,311,360	11,041,565
3.50%, 01/01/2038	8,589,079	8,787,578
3.00%, 03/01/2038	3,798,563	3,822,859
6.00%, 07/01/2038	1,461,135	1,610,402
6.00%, 10/01/2038	85,626	94,513
5.50%, 12/01/2039	388,052	417,679
5.50%, 03/01/2040	2,139,185	2,353,229
5.00%, 05/01/2040	36,371	39,181
6.50%, 05/01/2040	525,960	605,311
5.00%, 06/01/2040	11,832	12,754
4.50%, 08/01/2040	114,756	121,331
4.50%, 09/01/2040	43,664	46,165
4.00%, 11/01/2040	3,167,918	3,286,131
4.00%, 11/01/2040	403,615	418,629
4.00%, 11/01/2040	108,787	112,841
4.50%, 11/01/2040	2,923,902	3,091,431
4.00%, 12/01/2040	271,448	281,570
4.00%, 01/01/2041	197,927	205,309
4.50%, 01/01/2041	29,507	31,198
4.00%, 02/01/2041	645,683	669,766
4.00%, 02/01/2041	195,871	203,161
4.00%, 02/01/2041	873,962	907,103
4.50%, 02/01/2041	395,954	418,638
5.00%, 02/01/2041	883,426	952,884
5.00%, 04/15/2041 (5)(13)	7,000,000	7,401,270
5.50%, 06/01/2041	403,783	444,367
5.00%, 07/01/2041	1,075,142	1,156,378
6.00%, 07/01/2041	6,905,911	7,603,103
4.50%, 08/01/2041	49,289	52,111
5.00%, 08/01/2041	384,801	415,048
4.00%, 09/01/2041	393,188	407,836
4.50%, 11/01/2041	750,823	789,417
3.50%, 12/01/2041	80,183	81,937
4.00%, 01/01/2042	56,689	58,801
4.00%, 01/01/2042	3,597,207	3,731,403
4.00%, 02/01/2042	93,611	97,098
5.50%, 02/01/2042	920,805	989,424
5.50%, 02/01/2042	1,596,058	1,713,244
4.00%, 03/01/2042	3,593,565	3,754,226
5.00%, 03/01/2042	616,868	665,128
3.50%, 06/01/2042	72,586	73,995
3.50%, 06/01/2042	112,396	114,586
3.48%, 07/01/2042	4,183,521	4,204,791
3.50%, 07/01/2042	701,152	714,747
3.50%, 07/01/2042	99,308	101,238
3.50%, 08/01/2042	195,097	198,893
4.00%, 08/01/2042	3,623,542	3,749,573
3.50%, 09/01/2042	277,067	282,450
3.50%, 09/01/2042	216,414	220,612
3.50%, 10/01/2042	610,622	622,484
2.50%, 12/01/2042	287,812	280,974
3.50%, 12/01/2042	1,336,012	1,361,954
3.50%, 12/01/2042	2,154,634	2,196,319
2.50%, 01/01/2043	660,985	645,285
2.50%, 01/01/2043	886,184	865,135
3.00%, 01/01/2043	13,424	13,435
3.50%, 01/01/2043	122,580	124,810
3.50%, 01/01/2043	307,653	313,622
2.50%, 02/01/2043	540,421	527,584
3.00%, 02/01/2043	785,324	785,981
3.00%, 02/01/2043	16,403	16,417
3.00%, 03/01/2043	139,500	139,617
3.00%, 03/01/2043	12,916	12,911
3.00%, 03/01/2043	31,259	31,285
3.50%, 03/01/2043	1,282,003	1,306,922
2.50%, 04/01/2043	388,105	378,887
3.00%, 04/01/2043	896,564	897,309
3.00%, 04/01/2043	14,719	14,731
3.50%, 04/01/2043	121,474	124,031
3.50%, 05/01/2043	508,902	518,790
3.00%, 05/15/2043 (5)	38,300,000	38,098,027
3.00%, 06/01/2043	3,535,433	3,538,373
3.50%, 06/01/2043	992,174	1,013,417
3.50%, 06/01/2043	159,648	163,399
3.50%, 06/01/2043	1,920,636	1,962,104
3.50%, 07/01/2043	137,071	139,858
3.50%, 07/01/2043	197,611	202,257
3.00%, 08/01/2043	9,108,787	9,116,360
3.00%, 08/01/2043	324,186	324,454
3.00%, 08/01/2043	178,930	179,412
3.50%, 08/01/2043	122,978	125,364
3.50%, 08/01/2043	133,904	136,747
3.50%, 09/01/2043	555,655	568,291
4.00%, 09/01/2043	2,114,247	2,191,730
3.50%, 10/01/2043	375,949	383,273
5.50%, 10/01/2043	718,258	797,085
4.00%, 12/01/2043	4,070,293	4,216,192
3.50%, 01/01/2044	633,975	646,307
3.50%, 01/01/2044	1,216,626	1,246,427
3.50%, 01/01/2044	9,103,849	9,280,676
3.50%, 01/01/2044	2,873,779	2,929,626
3.00%, 02/01/2044	39,596	39,701
3.50%, 03/01/2044	254,281	260,222
5.50%, 05/01/2044	7,654,449	8,408,987
5.50%, 05/01/2044	491,412	540,324
4.50%, 06/01/2044	619,812	652,971
3.50%, 07/01/2044	916,750	936,206
4.50%, 08/01/2044	689,650	726,538
3.00%, 09/01/2044	70,595	70,654
5.00%, 11/01/2044	3,591,835	3,864,024
3.50%, 12/01/2044	445,000	452,290
3.50%, 02/01/2045	550,419	561,116
4.50%, 02/01/2045	662,607	698,041
5.00%, 02/01/2045	1,486,382	1,600,009
3.00%, 04/01/2045	32,116	32,091
3.50%, 04/01/2045	71,240	72,695
3.50%, 04/01/2045	1,758,802	1,789,703
3.00%, 05/01/2045	1,439,486	1,438,231
3.00%, 05/01/2045	692,588	693,159
3.50%, 05/01/2045	2,014,558	2,055,718
3.50%, 05/01/2045	2,375,672	2,417,411
3.50%, 06/01/2045	2,585,881	2,638,712
3.50%, 06/01/2045	3,157,126	3,212,595
4.00%, 06/01/2045	8,580,148	8,873,995
4.50%, 06/01/2045	424,451	446,292
3.00%, 07/01/2045	6,731,012	6,710,880
3.00%, 07/01/2045	1,075,098	1,073,494
3.50%, 07/01/2045	3,104,057	3,162,675
4.00%, 07/01/2045	1,206,319	1,247,560
5.00%, 07/01/2045	763,722	823,467
3.50%, 08/01/2045	68,455	69,748
4.00%, 09/01/2045	187,093	193,489
4.00%, 09/01/2045	144,168	149,097
3.50%, 10/01/2045	429,917	438,025
4.00%, 10/01/2045	3,713,174	3,840,126
3.50%, 11/01/2045	468,128	476,969
3.50%, 11/01/2045	8,429,703	8,577,819
3.50%, 12/01/2045	1,634,687	1,663,409
3.50%, 12/01/2045	9,810,879	9,964,545
4.00%, 12/01/2045	1,279,153	1,328,422
4.00%, 12/01/2045	181,954	188,963
4.00%, 12/01/2045	746,171	771,575
4.00%, 12/01/2045	6,253,250	6,477,434
3.50%, 01/01/2046	112,853	114,836
3.50%, 01/01/2046	39,435	40,241
4.50%, 02/01/2046	3,200,621	3,371,694
3.00%, 03/01/2046	1,104,990	1,102,734
4.00%, 03/01/2046	1,911,686	1,977,040
4.50%, 03/01/2046	2,306,241	2,429,658
3.50%, 04/01/2046	731,922	744,556
3.50%, 05/01/2046	735,765	750,066
3.00%, 06/01/2046	433,039	432,301
3.50%, 06/01/2046	3,867,507	3,946,271
3.50%, 06/01/2046	2,027,452	2,061,391
3.50%, 06/01/2046	968,500	984,919
3.50%, 06/01/2046	2,976,737	3,061,966
3.50%, 07/01/2046	1,947,070	1,979,676
3.00%, 08/01/2046	138,701	139,074
3.50%, 08/01/2046	885,953	903,986
3.00%, 09/01/2046	161,206	160,641
3.50%, 09/01/2046	8,005,929	8,130,077
4.00%, 09/01/2046	108,002	111,693
4.00%, 09/01/2046	2,667,241	2,757,099
4.50%, 09/01/2046	2,675,597	2,820,886
3.00%, 10/01/2046	5,497,972	5,482,110
3.00%, 11/01/2046	2,484,734	2,478,335
3.00%, 11/01/2046	2,224,324	2,217,907
3.00%, 11/01/2046	957,617	955,151
3.00%, 11/01/2046	716,597	713,657
3.00%, 11/01/2046	1,934,866	1,929,284
3.00%, 11/01/2046	2,276,261	2,270,399
3.00%, 11/01/2046	1,264,223	1,260,125
3.00%, 11/01/2046	5,831,699	5,814,875
3.00%, 12/01/2046	6,100,416	6,082,817
3.00%, 12/01/2046	4,936,276	4,923,564
3.50%, 12/01/2046	2,511,782	2,552,810
3.50%, 12/01/2046	4,671,043	4,747,099
4.00%, 12/01/2046	6,567,879	6,788,398
3.00%, 01/01/2047	3,136,592	3,131,430
3.00%, 01/01/2047	4,228,801	4,215,946
3.50%, 01/01/2047	5,183,507	5,289,594
3.50%, 01/01/2047	1,190,937	1,210,328
3.50%, 01/01/2047	1,869,476	1,899,922
3.50%, 01/01/2047	27,322,876	27,767,866
3.50%, 02/01/2047	1,356,020	1,378,034
3.50%, 02/01/2047	1,782,134	1,811,066
4.00%, 02/01/2047	5,996,754	6,201,059
4.00%, 02/01/2047	3,169,207	3,276,413
3.50%, 03/01/2047	257,577	261,759
4.00%, 03/01/2047	3,300,956	3,411,750
3.00%, 04/01/2047	2,436,224	2,429,950
3.50%, 04/01/2047	5,447,615	5,535,774
4.00%, 04/01/2047	3,706,018	3,830,413
4.00%, 05/01/2047	3,913,311	4,063,996
4.00%, 05/01/2047	5,289,982	5,467,540
3.50%, 06/01/2047	1,970,684	2,002,373
4.00%, 06/01/2047	2,024,228	2,092,172
4.00%, 06/01/2047	6,057,863	6,261,202
4.00%, 07/01/2047	5,255,556	5,431,964
3.00%, 08/01/2047	13,538,454	13,516,172
3.50%, 08/01/2047	17,392,240	17,758,573
4.00%, 08/01/2047	11,400,397	11,783,064
4.00%, 08/01/2047	3,429,291	3,544,399
3.50%, 09/01/2047	4,914,379	4,992,392
3.50%, 09/01/2047	10,675,607	10,844,087
3.00%, 10/01/2047	4,768,916	4,751,831
3.00%, 11/01/2047	7,181,896	7,161,267
3.50%, 11/01/2047	23,088,530	23,452,900
4.50%, 11/01/2047	3,747,465	3,984,370
3.50%, 12/01/2047	12,069,290	12,312,781
3.50%, 12/01/2047	5,472,029	5,576,647
3.50%, 01/01/2048	4,072,440	4,157,863
3.50%, 01/01/2048	9,951,354	10,141,668
4.50%, 05/01/2048	21,334,115	22,319,664
4.50%, 05/01/2048	26,039,336	27,234,496
4.50%, 05/01/2048	11,317,665	12,042,894
5.00%, 05/01/2048	1,194,000	1,262,873
3.50%, 06/01/2048	30,099,901	30,573,007
4.00%, 06/01/2048	4,334,852	4,470,046
4.00%, 07/01/2048	8,540,914	8,805,973
4.50%, 08/01/2048	20,460,566	21,396,571
4.00%, 09/01/2048	29,845,272	31,176,080
4.50%, 09/01/2048	1,789,633	1,871,395
4.50%, 11/01/2048	17,750,520	18,561,193
4.00%, 12/01/2048	18,944,999	19,512,331
4.50%, 12/01/2048	7,293,299	7,621,173
5.00%, 12/01/2048	11,465,989	12,138,810
4.00%, 03/01/2049	17,609,853	18,180,116
Fannie Mae REMICS
3.50%, 03/25/2042	4,162,191	4,235,313
4.00%, 06/25/2044	2,026,726	2,090,216
3.50%, 01/25/2047	22,807,033	23,307,861
4.00%, 05/25/2047	9,945,426	10,315,343
3.50%, 06/25/2047	21,169,832	21,539,508
Fannie Mae-Aces
3.06%, 05/25/2027 (4)	7,700,000	7,763,009
3.38%, 07/25/2028 (4)	5,305,000	5,473,621
Flagstar Mortgage Trust 2017-2
4.13%, 10/25/2047 (1)(4)	1,326,177	1,366,610
Flagstar Mortgage Trust 2018-6RR
4.00%, 09/25/2048 (1)(4)	2,877,468	2,915,656
Freddie Mac Gold Pool
2.50%, 07/01/2030	1,417,373	1,413,380
3.00%, 03/01/2031	869,056	877,681
2.50%, 09/01/2031	4,848,593	4,831,935
2.50%, 12/01/2031	13,708,097	13,637,245
2.50%, 12/01/2031	6,996,834	6,969,967
2.50%, 02/01/2032	9,553,852	9,526,902
8.00%, 04/01/2032	209,994	248,616
3.00%, 12/01/2032	3,284,814	3,317,415
3.00%, 06/01/2033	1,690,571	1,707,349
3.50%, 08/01/2033	22,131,276	22,665,770
3.50%, 11/01/2033	17,539,207	17,962,798
3.98%, 04/01/2034	9,368,699	9,938,800
3.00%, 02/01/2038	5,565,505	5,574,390
4.50%, 04/15/2041 (5)	13,545,000	14,136,536
5.50%, 08/01/2041	7,406,582	8,222,835
5.00%, 11/01/2041	1,158,457	1,248,113
5.00%, 03/01/2042	417,381	454,267
4.50%, 07/01/2042	758,778	803,517
3.50%, 09/01/2042	483,819	492,917
3.50%, 11/01/2042	48,947	49,867
3.00%, 02/01/2043	94,882	95,092
3.00%, 02/01/2043	839,903	840,726
3.00%, 03/01/2043	18,218	18,259
3.00%, 03/01/2043	32,485	32,557
3.50%, 07/01/2043	427,886	435,943
3.50%, 10/01/2043	937,642	957,763
3.50%, 01/01/2044	1,125,302	1,150,252
4.50%, 05/01/2044	463,607	489,673
4.00%, 01/01/2045	2,204,860	2,305,243
4.50%, 06/01/2045	784,732	838,692
4.00%, 07/01/2045	709,756	733,303
3.50%, 10/01/2045	12,899,538	13,200,614
4.00%, 12/01/2045	4,660,785	4,873,008
4.50%, 02/01/2046	817,423	877,439
3.50%, 03/01/2046	1,172,286	1,199,646
3.00%, 04/01/2046	245,339	244,668
4.50%, 05/01/2046	876,217	940,553
3.00%, 06/01/2046	8,351,948	8,329,095
3.50%, 06/01/2046	8,664,537	8,793,329
4.50%, 06/01/2046	1,033,634	1,106,499
3.00%, 08/01/2046	10,029,283	10,001,840
3.50%, 08/01/2046	22,550,481	23,076,825
3.50%, 08/01/2046	13,422,615	13,620,752
3.00%, 09/01/2046	12,774,894	12,739,938
3.00%, 10/01/2046	6,628,441	6,610,303
3.00%, 11/01/2046	5,059,414	5,039,374
3.50%, 11/01/2046	2,936,528	2,988,273
3.00%, 12/01/2046	6,196,286	6,177,473
3.00%, 12/01/2046	6,188,390	6,163,877
3.00%, 01/01/2047	11,967,125	11,919,723
3.00%, 02/01/2047	10,937,701	10,894,376
3.50%, 02/01/2047	1,544,022	1,569,997
4.50%, 02/01/2047	775,323	832,186
3.00%, 03/01/2047	6,467,025	6,441,409
3.50%, 04/01/2047	17,258,733	17,655,532
3.50%, 04/01/2047	7,522,154	7,648,318
3.00%, 08/01/2047	28,852,894	28,758,283
3.50%, 09/01/2047	26,337,477	26,771,093
3.50%, 10/01/2047	5,605,845	5,697,848
3.50%, 11/01/2047	5,211,803	5,299,382
3.50%, 11/01/2047	3,892,103	3,955,779
3.00%, 12/01/2047	7,314,709	7,287,899
3.50%, 12/01/2047	42,221,828	43,192,605
4.50%, 12/01/2047	5,770,539	6,051,422
3.00%, 01/01/2048	365,467	364,123
3.50%, 01/01/2048	24,750,299	25,346,791
3.50%, 01/01/2048	4,504,081	4,577,539
3.50%, 02/01/2048	4,258,264	4,327,700
3.50%, 03/01/2048	41,619,049	42,381,188
3.50%, 03/01/2048	42,313,402	43,225,887
3.50%, 03/01/2048	40,260,326	41,053,784
4.00%, 03/01/2048	11,268,361	11,798,280
4.00%, 06/01/2048	27,129,286	28,310,781
4.00%, 07/01/2048	13,769,543	14,425,272
5.00%, 07/01/2048	3,255,840	3,445,969
5.00%, 08/01/2048	1,936,770	2,051,348
5.00%, 09/01/2048	1,061,868	1,123,896
4.50%, 10/01/2048	19,579,869	20,514,281
5.00%, 10/01/2048	5,362,384	5,679,533
4.00%, 11/01/2048	54,872,313	57,453,046
5.00%, 11/01/2048	8,617,531	9,127,079
Freddie Mac Multifamily Structured Pass Through Certificates
3.11%, 06/25/2025	14,240,859	14,569,235
3.78%, 10/25/2028 (4)	12,000,000	12,795,074
3.75%, 04/25/2033	5,505,000	5,819,103
Freddie Mac STACR Trust 2018-HQA2
3.24% (1 Month LIBOR USD + 0.75%), 10/25/2048 (1)(2)	3,610,000	3,607,038
Freddie Mac STACR Trust 2019-DNA1
3.39% (1 Month LIBOR USD + 0.90%), 01/25/2049 (1)(2)	6,885,000	6,893,759
Freddie Mac STACR Trust 2019-DNA2
4.94% (1 Month LIBOR USD + 2.45%), 03/25/2049 (1)(2)	5,460,000	5,461,807
Freddie Mac STACR Trust 2019-HQA1
3.39% (1 Month LIBOR USD + 0.90%), 02/25/2049 (1)(2)	2,460,000	2,461,998
Freddie Mac Structured Agency Credit Risk Debt Notes
4.69% (1 Month LIBOR USD + 2.20%), 02/25/2024 (2)	353,330	359,339
4.14% (1 Month LIBOR USD + 1.65%), 04/25/2024 (2)	1,005,055	1,011,520
4.34% (1 Month LIBOR USD + 1.85%), 10/25/2027 (2)	703,672	711,058
5.34% (1 Month LIBOR USD + 2.85%), 04/25/2028 (2)	2,650,183	2,713,213
5.39% (1 Month LIBOR USD + 2.90%), 07/25/2028 (2)	210,412	214,067
4.49% (1 Month LIBOR USD + 2.00%), 12/25/2028 (2)	588,977	593,751
3.29% (1 Month LIBOR USD + 0.80%), 03/25/2029 (2)	19,687	19,687
3.69% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 07/25/2029 (2)	258,238	259,334
3.29% (1 Month LIBOR USD + 0.80%), 12/25/2029 (2)	246,684	246,765
5.14% (1 Month LIBOR USD + 2.65%), 12/25/2029 (2)	250,000	256,777
3.24% (1 Month LIBOR USD + 0.75%), 03/25/2030 (2)	1,404,620	1,403,749
2.94% (1 Month LIBOR USD + 0.45%), 07/25/2030 (2)	1,668,423	1,660,797
3.74%, 02/25/2048 (1)(4)	545,000	499,747
3.82%, 05/25/2048 (1)(4)	445,000	418,262
4.17%, 08/25/2048 (1)(4)	4,290,000	4,069,430
4.46%, 11/25/2048 (1)(4)	2,457,070	2,464,970
4.46%, 11/25/2048 (1)(4)	4,640,000	4,443,460
Freddie Mac Whole Loan Securities Trust
3.60%, 12/25/2046 (1)(4)	4,328,252	4,327,664
FREMF 2018-K731 Mortgage Trust
3.91%, 02/25/2025 (1)	1,515,000	1,525,817
GAHR Commercial Mortgage Trust 2015-NRF
3.38%, 12/15/2034 (1)(4)	1,250,000	1,242,332
Galton Funding Mortgage Trust 2017-1
3.50%, 11/25/2057 (1)(4)	2,522,839	2,506,096
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059 (1)(4)	1,932,299	1,936,855
4.00%, 02/25/2059 (1)(4)	2,006,354	2,020,081
GE Business Loan Trust 2006-2
2.66% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 11/15/2034 (1)(2)	2,023,223	1,990,329
Ginnie Mae I Pool
7.50%, 08/15/2033	320,251	361,841
5.00%, 09/15/2039	46,152	49,557
5.00%, 10/15/2039	345,866	371,437
5.00%, 12/15/2039	551,768	592,682
5.00%, 02/15/2040	74,667	80,195
5.00%, 02/15/2040	74,667	80,195
5.00%, 06/15/2040	212,738	228,413
4.50%, 05/15/2041	573,035	607,975
5.00%, 09/15/2041	163,023	171,327
3.00%, 10/15/2042	199,828	201,463
3.00%, 12/15/2042	34,283	34,564
3.50%, 12/15/2042	11,926	12,247
3.50%, 01/15/2043	16,065	16,498
3.00%, 05/15/2043	114,120	115,230
3.00%, 06/15/2043	10,119	10,217
3.00%, 06/15/2043	10,286	10,386
3.50%, 10/15/2043	70,830	72,786
5.00%, 07/15/2044	205,666	219,090
4.50%, 09/15/2045	208,448	219,356
Ginnie Mae II Pool
5.50%, 07/20/2036	109,213	119,720
5.50%, 01/20/2040	231,145	249,955
5.00%, 05/20/2040	214,623	229,580
5.00%, 06/20/2040	114,649	124,035
5.00%, 08/20/2040	87,354	93,440
5.00%, 09/20/2040	75,312	80,566
4.50%, 04/15/2041 (5)	2,230,000	2,315,748
0.00%, 07/20/2042	5,830,192	5,978,004
3.50%, 08/20/2042	21,066	21,602
3.50%, 09/20/2042	3,632,040	3,724,456
3.50%, 12/20/2042	8,758	8,981
3.00%, 01/20/2043	663,370	667,774
3.50%, 02/20/2043	23,819	24,528
3.50%, 05/20/2043	11,307	11,595
0.00%, 06/20/2043	5,281,443	5,415,316
3.50%, 07/20/2043	2,190,441	2,246,172
3.50%, 09/20/2043	158,116	162,140
3.50%, 10/20/2044	535,261	548,243
3.50%, 10/20/2044	72,695	74,351
3.00%, 12/20/2044	719,781	725,760
3.50%, 12/20/2044	12,483	12,783
5.00%, 12/20/2044	326,194	349,753
3.50%, 03/20/2045	512,302	524,520
3.50%, 04/15/2045 (5)	2,800,000	2,861,687
3.50%, 05/20/2045	17,727	18,135
5.50%, 06/20/2045	273,289	295,096
3.50%, 07/20/2045	683,229	699,541
4.50%, 07/20/2045	4,944,804	5,177,939
4.00%, 09/20/2045	2,774,887	2,878,544
3.50%, 10/20/2045	96,873	99,133
3.50%, 10/20/2045	128,712	131,694
4.50%, 12/20/2045	95,528	100,478
3.00%, 01/20/2046	927,917	935,228
3.50%, 01/20/2046	2,575,124	2,636,638
4.50%, 01/20/2046	823,921	866,847
3.50%, 02/20/2046	1,637,110	1,674,420
3.50%, 02/20/2046	770,997	790,279
3.50%, 03/20/2046	2,492,692	2,552,198
3.00%, 04/20/2046	699,453	704,098
3.50%, 04/20/2046	918,668	940,597
3.00%, 05/20/2046	95,710	96,452
3.00%, 05/20/2046	36,001	36,252
3.50%, 05/20/2046	13,453	13,761
3.50%, 05/20/2046	89,221	91,257
3.50%, 05/20/2046	22,733	23,251
4.00%, 05/20/2046	1,454,180	1,507,364
3.00%, 06/20/2046	204,127	205,430
3.00%, 06/20/2046	6,919,137	6,962,977
3.50%, 06/20/2046	104,001	106,362
3.50%, 06/20/2046	646,812	662,254
3.00%, 07/20/2046	59,683	60,099
3.00%, 07/20/2046	178,031	179,268
3.00%, 07/20/2046	165,427	166,587
3.00%, 07/20/2046	253,388	255,168
3.00%, 07/20/2046	96,710	97,462
3.00%, 07/20/2046	314,830	317,017
3.00%, 08/20/2046	81,221	81,742
3.00%, 08/20/2046	123,012	123,875
3.00%, 08/20/2046	134,758	135,803
3.00%, 08/20/2046	38,167,096	38,420,703
3.00%, 09/20/2046	71,968	72,429
3.00%, 09/20/2046	82,320	82,899
3.00%, 09/20/2046	17,139,533	17,263,979
3.50%, 09/20/2046	1,649,390	1,688,794
3.00%, 10/20/2046	3,160,436	3,181,433
3.00%, 11/20/2046	1,108,276	1,115,639
3.00%, 12/20/2046	14,591,201	14,688,125
3.50%, 12/20/2046	6,101,281	6,246,940
3.50%, 01/20/2047	8,261,585	8,458,078
3.00%, 03/20/2047	1,890,117	1,903,539
3.50%, 03/20/2047	658,140	673,736
4.00%, 03/20/2047	4,116,523	4,261,594
3.50%, 04/20/2047	4,240,417	4,339,920
4.00%, 04/20/2047	8,810,146	9,111,364
3.50%, 05/20/2047	565,738	578,951
4.00%, 05/20/2047	6,939,688	7,170,503
4.50%, 05/20/2047	10,471,627	10,926,856
3.50%, 06/20/2047	3,414,733	3,493,893
4.50%, 06/20/2047	14,400,490	14,959,117
5.00%, 06/20/2047	7,058,295	7,441,741
4.00%, 07/20/2047	1,697,064	1,754,049
4.50%, 07/20/2047	1,671,153	1,735,981
5.00%, 07/20/2047	1,036,929	1,090,905
3.50%, 08/20/2047	8,778,617	8,980,028
4.00%, 08/20/2047	1,427,192	1,474,661
4.50%, 08/20/2047	4,676,507	4,857,919
5.00%, 08/20/2047	680,688	716,122
3.00%, 09/20/2047	21,302,000	21,414,704
3.50%, 09/20/2047	23,815,843	24,359,593
4.00%, 09/20/2047	7,428,714	7,675,794
4.50%, 09/20/2047	8,948,481	9,295,613
5.00%, 09/20/2047	7,103,249	7,472,994
3.50%, 10/20/2047	1,866,089	1,908,490
5.00%, 10/20/2047	673,036	714,444
5.50%, 10/20/2047	1,160,927	1,241,526
3.00%, 11/20/2047	8,187,373	8,229,071
3.50%, 11/20/2047	31,368,882	32,078,917
4.00%, 11/20/2047	5,263,339	5,438,398
4.50%, 11/20/2047	1,725,636	1,792,578
5.00%, 11/20/2047	1,355,423	1,433,443
4.00%, 12/20/2047	5,211,631	5,384,971
5.00%, 12/20/2047	2,715,456	2,855,905
3.00%, 01/20/2048	10,101,727	10,153,176
3.50%, 01/20/2048	32,626,106	33,360,599
4.00%, 01/20/2048	1,023,884	1,057,673
4.00%, 01/20/2048	7,626,494	7,880,152
4.50%, 01/20/2048	619,260	643,283
5.00%, 01/20/2048	3,698,486	3,864,975
3.50%, 02/20/2048	3,695,816	3,771,939
3.50%, 02/20/2048	9,172,857	9,363,971
5.00%, 02/20/2048	3,559,097	3,728,701
5.50%, 05/20/2048	5,950,573	6,290,683
5.00%, 06/20/2048	2,624,597	2,782,160
4.00%, 08/20/2048	13,253,544	13,694,359
4.50%, 08/20/2048	29,329,540	30,467,298
5.00%, 08/20/2048	12,221,865	12,816,444
4.00%, 09/20/2048	7,629,631	7,883,393
4.50%, 09/20/2048	3,376,160	3,507,723
4.50%, 09/20/2048	2,346,303	2,469,554
5.00%, 09/20/2048	6,681,382	7,013,416
4.00%, 10/20/2048	3,780,083	3,905,809
5.00%, 10/20/2048	13,171,458	13,790,466
3.50%, 11/20/2048	3,411,607	3,487,736
4.00%, 11/20/2048	12,660,355	13,081,440
4.50%, 12/20/2048	9,856,708	10,282,444
5.00%, 12/20/2048	2,507,975	2,630,609
5.50%, 12/20/2048	1,482,446	1,568,067
5.50%, 01/20/2049	1,082,916	1,145,466
3.50%, 02/20/2049	18,466,777	18,878,859
5.50%, 03/20/2049	2,670,000	2,824,970
Gosforth Funding 2018-1 Plc
3.10% (3 Month LIBOR USD + 0.45%), 08/25/2060 (1)(2)	2,434,573	2,423,995
Government National Mortgage Association
3.50%, 03/20/2039 IO	850,881	44,670
3.50%, 05/20/2043 IO	286,875	48,081
3.00%, 11/20/2047	1,423,372	1,419,928
3.00%, 12/20/2047	1,013,277	1,015,006
3.50%, 08/20/2048	9,847,173	10,098,978
2.79% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 09/20/2048 (2)	2,715,384	2,693,002
3.50%, 09/20/2048	5,788,420	5,929,386
2.94% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 02/20/2049 (2)	3,243,721	3,240,633
2.94% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 02/20/2049 (2)	2,539,373	2,536,962
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064 (1)	2,621,291	2,565,800
Great Wolf Trust 2017-WOLF
3.48% (1 Month LIBOR USD + 0.85%, 1.00% Floor), 09/15/2034 (1)(2)	3,170,000	3,162,068
3.68% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 09/15/2034 (1)(2)	1,625,000	1,621,918
GS Mortgage Securities Corp. Trust 2018-FBLU
3.43% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 11/15/2035 (1)(2)	3,540,000	3,533,520
GS Mortgage Securities Trust 2011-GC3
5.64%, 03/10/2044 (1)(4)	340,000	353,547
GS Mortgage Securities Trust 2011-GC5
5.39%, 08/10/2044 (1)(4)	220,000	213,384
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046 (4)	7,561,000	8,167,553
GS Mortgage Securities Trust 2014-GC18
4.38%, 01/10/2047	905,000	933,026
GS Mortgage Securities Trust 2014-GC26
3.63%, 11/10/2047	930,000	959,150
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048	540,000	553,755
3.91%, 10/10/2048	170,000	174,575
GS Mortgage Securities Trust 2019-PJ1
4.00%, 08/25/2049 (1)(4)	3,855,000	3,914,130
HarborView Mortgage Loan Trust 2005-9
2.94% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2035 (2)	9,138,044	9,191,110
HarborView Mortgage Loan Trust 2006-10
2.68% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036 (2)	11,748,275	10,510,931
HarborView Mortgage Loan Trust 2006-7
2.68% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 09/19/2046 (2)	5,429,745	4,893,369
HarborView Mortgage Loan Trust 2007-6
2.68% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037 (2)	10,503,502	9,511,290
Hilton Orlando Trust 2018-ORL
3.25% (1 Month LIBOR USD + 0.77%), 12/15/2034 (1)(2)	2,085,000	2,071,243
3.53% (1 Month LIBOR USD + 1.05%), 12/15/2034 (1)(2)	350,000	347,801
Holmes Master Issuer Plc
3.15% (3 Month LIBOR USD + 0.36%), 10/15/2054 (1)(2)	6,010,000	5,990,570
3.21% (3 Month LIBOR USD + 0.42%), 10/15/2054 (1)(2)	6,275,000	6,249,768
Homeward Opportunities Fund I Trust 2018-1
3.77%, 06/25/2048 (1)(4)	7,348,561	7,420,694
4.00%, 06/25/2048 (1)(4)	6,414,110	6,466,664
Homeward Opportunities Fund Trust 2019-1 A-3
0.00%, 01/25/2059	5,900,000	5,899,874
Homeward Opportunities Fund Trust 2019-1 M-1
0.00%, 01/25/2059	4,495,000	4,494,808
Homeward Opportunities Fund Trust 2019-1 A-1
0.00%, 01/25/2059	4,225,000	4,224,943
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034 (1)	3,540,000	3,579,010
ILPT Trust 2019-SURF
4.15%, 02/11/2041 (1)	7,575,000	8,022,786
Impac CMB Trust Series 2004-7
3.13% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034 (2)	6,973,908	6,932,745
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035 (1)	3,265,000	3,368,376
3.91%, 07/10/2035 (1)	2,780,000	2,837,696
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.93%, 08/25/2036 (4)	12,714,994	11,763,671
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.83%, 08/25/2037 (4)	5,534,867	4,795,747
InTown Hotel Portfolio Trust 2018-STAY
3.53% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 01/15/2033 (1)(2)	430,000	425,602
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC13
5.58%, 01/12/2043 (4)	1,944,014	1,941,988
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
4.17%, 08/15/2046	7,007,891	7,180,283
JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC
3.09%, 07/05/2032 (1)	2,493,814	2,516,903
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
2.87%, 07/15/2047	498,026	497,340
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.62%, 09/05/2032 (1)(4)	590,000	585,604
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049	1,993,000	1,948,627
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
3.40%, 08/15/2049 (4)	565,000	557,349
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.85%, 10/06/2038 (1)(4)	3,597,500	3,519,721
2.85%, 10/06/2038 (1)(4)	910,000	857,056
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI
3.55%, 10/05/2031 (1)	394,000	392,824
4.01%, 10/05/2031 (1)(4)	602,000	601,962
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033 (1)	965,000	1,015,148
JP Morgan Resecuritization Trust Series 2014-6
2.70% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 07/27/2046 (1)(2)	1,116,326	1,114,986
JP Morgan Seasoned Mortgage Trust 2010-1
3.47%, 03/25/2050 (1)(4)	14,483,216	13,460,249
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%, 09/15/2047	1,945,000	2,021,651
JPMBB Commercial Mortgage Securities Trust 2014-C24
2.94%, 11/15/2047	2,333,512	2,331,022
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/15/2048	1,200,000	1,220,630
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048	2,780,000	2,897,932
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048	5,065,000	5,272,555
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050 (4)	4,990,000	5,140,080
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049	4,040,000	4,033,554
JPMDB Commercial Mortgage Securities Trust 2018-C8
4.75%, 06/15/2051 (4)	1,474,000	1,560,835
Lanark Master Issuer Plc
3.47% (3 Month LIBOR USD + 0.77%), 12/22/2069 (1)(2)	13,035,000	13,072,072
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
4.16%, 04/25/2029 (4)	909,942	899,925
MetLife Securitization Trust 2018-1
3.75%, 03/25/2057 (1)(4)	18,995,639	19,244,064
Monarch Beach Resort Trust 2018-MBR MZ
3.40% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 07/15/2035 (1)(2)	8,985,000	8,934,935
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
3.46%, 05/15/2046	3,750,000	3,800,580
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047	1,940,000	2,028,400
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047	974,000	1,009,343
4.46%, 08/15/2047 (4)	1,655,000	1,712,397
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
4.00%, 08/15/2031	310,000	321,649
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.31%, 04/15/2048	965,000	979,099
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
4.04%, 05/15/2048 (4)	190,000	195,819
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
4.59%, 01/15/2049 (4)	2,033,000	2,072,448
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049	3,220,000	3,157,609
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
4.19%, 11/15/2052 (4)	845,000	840,158
Morgan Stanley Capital I Trust 2011-C2
5.49%, 06/15/2044 (1)(4)	1,415,000	1,378,054
Morgan Stanley Capital I Trust 2014-MP
3.47%, 08/11/2033 (1)	10,000,000	10,147,073
Morgan Stanley Capital I Trust 2017-H1
4.28%, 06/15/2050 (4)	2,805,000	2,783,560
Morgan Stanley Capital I Trust 2017-JWDR
3.33% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 11/15/2034 (1)(2)	4,090,000	4,066,921
3.68% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/15/2034 (1)(2)	2,830,000	2,815,793
Morgan Stanley Resecuritization Trust 2013-R10
4.02%, 01/26/2051 (1)(4)	158,183	157,966
Motel 6 Trust 2017-MTL6
3.40% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 08/15/2034 (1)(2)	7,847,937	7,813,486
3.67% (1 Month LIBOR USD + 1.19%, 1.19% Floor), 08/15/2034 (1)(2)	6,945,875	6,921,902
4.63% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 08/15/2034 (1)(2)	721,649	723,000
MSCG Trust 2018-SELF
3.38% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037 (1)(2)	4,110,000	4,110,172
New Residential Mortgage Loan Trust 2019-NQM1
3.67%, 01/25/2049 (1)(4)	6,540,938	6,575,325
3.93%, 01/25/2049 (1)(4)	6,170,478	6,225,881
New Residential Mortgage Loan Trust 2019-NQM2
3.60%, 04/25/2049 (1)(4)	6,950,000	6,977,491
3.70%, 04/25/2049 (1)(4)	2,325,000	2,334,175
Nomura Resecuritization Trust 2015-7R
3.77%, 08/26/2036 (1)(4)	812,987	808,037
OBX 2018-EXP1 Trust
3.34% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048 (1)(2)	3,705,627	3,684,878
4.00%, 04/25/2048 (1)(4)	2,302,442	2,323,459
Palisades Center Trust 2016-PLSD
2.71%, 04/13/2033 (1)	640,000	633,582
Queens Center Mortgage Trust 2013-QC
3.28%, 01/11/2037 (1)	3,915,000	3,951,597
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036	5,667,979	5,093,299
RBS Commercial Funding Inc. 2013-GSP Trust
3.83%, 01/15/2032 (1)(4)	1,565,000	1,615,885
RESIMAC Bastille Trust Series 2018-1NC
3.33% (1 Month LIBOR USD + 0.85%), 12/16/2059 (1)(2)	4,344,000	4,344,365
Resource Capital Corp. 2017-CRE5 Ltd.
3.28% (1 Month LIBOR USD + 0.80%), 07/15/2034 (1)(2)	887,311	884,628
4.48% (1 Month LIBOR USD + 2.00%), 07/15/2034 (1)(2)	3,224,282	3,227,097
RETL 2019-RVP
3.63% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 03/15/2036 (1)(2)	4,140,000	4,142,587
Rosslyn Portfolio Trust 2017-ROSS
3.43% (1 Month LIBOR USD + 0.95%, 1.94% Floor), 06/15/2033 (1)(2)	15,800,000	15,793,734
Seasoned Credit Risk Transfer Trust Series 2016-1
3.00%, 09/25/2055 (1)(4)	375,000	360,162
Seasoned Credit Risk Transfer Trust Series 2017-2
4.00%, 08/25/2056 (1)(4)	910,000	893,779
Sequoia Mortgage Trust 2003-2
3.15% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.50% Cap), 06/20/2033 (2)	704,129	707,712
Sequoia Mortgage Trust 2004-9
3.39% (6 Month LIBOR USD + 0.72%, 0.36% Floor, 11.50% Cap), 10/20/2034 (2)	1,398,163	1,389,051
Sequoia Mortgage Trust 2013-4
3.49%, 04/25/2043 (4)	2,781,714	2,778,203
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047 (1)(4)	1,090,452	1,107,793
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047 (1)(4)	2,120,982	2,152,894
4.00%, 12/25/2047 (1)(4)	2,198,032	2,214,078
Sequoia Mortgage Trust 2018-CH1
3.50%, 02/25/2048 (1)(4)	706,413	711,088
4.00%, 02/25/2048 (1)(4)	2,322,230	2,361,433
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048 (1)(4)	2,136,382	2,160,556
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048 (1)(4)	12,160,104	12,362,824
4.50%, 08/25/2048 (1)(4)	5,000,000	5,268,036
4.50%, 08/25/2048 (1)(4)	3,434,782	3,522,132
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048 (1)(4)	3,131,154	3,174,007
Sequoia Mortgage Trust 2019-CH1
4.00%, 03/25/2049 (1)(4)	4,146,278	4,242,840
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
3.87%, 01/05/2043 (1)(4)	1,375,000	1,380,004
SLIDE 2018-FUN
4.78% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 06/15/2031 (1)(2)	5,248,591	5,258,366
Southern Pacific Securities 06-1 Plc
1.14% (3 Month LIBOR GBP + 0.30%), 03/10/2044 (2)	GBP 2,411,681	3,121,848
STACR Trust 2018-DNA2
3.29% (1 Month LIBOR USD + 0.80%), 12/25/2030 (1)(2)	$5,600,000	5,598,477
4.64% (1 Month LIBOR USD + 2.15%), 12/25/2030 (1)(2)	2,760,000	2,740,776
STACR Trust 2018-HRP2
3.34% (1 Month LIBOR USD + 0.85%), 02/25/2047 (1)(2)	1,980,000	1,979,998
3.74% (1 Month LIBOR USD + 1.25%), 02/25/2047 (1)(2)	3,985,000	4,001,644
Starwood Mortgage Residential Trust 2018-IMC2
4.12%, 10/25/2048 (1)(4)	6,814,262	6,916,837
Starwood Mortgage Residential Trust 2019-IMC1
3.47%, 04/25/2049 (1)(4)	3,835,000	3,834,986
3.75%, 04/25/2049 (1)(4)	2,100,000	2,099,999
4.09%, 04/25/2049 (1)(4)	2,160,000	2,159,936
Starwood Retail Property Trust 2014-STAR
4.98% (1 Month LIBOR USD + 2.50%, 2.50% Floor), 11/15/2027 (1)(2)	2,206,000	2,118,128
Structured Adjustable Rate Mortgage Loan Trust
4.30%, 02/25/2035 (4)	7,922,516	7,892,265
Structured Asset Mortgage Investments II Trust 2007-AR3
2.68% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047 (2)	14,105,076	13,542,470
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037 (1)(4)	6,765,779	6,732,315
Towd Point Mortgage Funding 2019 - Granite4 Plc
0.00% (3 Month LIBOR GBP + 1.03%), 10/20/2051 (1)(2)	GBP 35,850,000	46,693,063
UBS Commercial Mortgage Trust 2018-C9
4.32%, 03/15/2051 (4)	$1,718,000	1,794,358
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.89%, 05/10/2063 (1)(4)	1,135,000	1,084,232
4.89%, 05/10/2063 (1)(4)	2,750,000	2,135,519
Verus Securitization Trust 2018-1
2.93%, 02/25/2048 (1)(4)	714,303	710,835
Verus Securitization Trust 2018-2
3.68%, 06/01/2058 (1)(4)	2,373,686	2,396,481
3.78%, 06/01/2058 (1)(4)	1,265,163	1,273,858
Verus Securitization Trust 2018-3
4.11%, 10/25/2058 (1)(4)	6,456,478	6,563,114
4.18%, 10/25/2058 (1)(4)	4,787,122	4,866,143
Verus Securitization Trust 2018-INV1
3.63%, 03/25/2058 (1)(4)	1,036,112	1,036,040
Verus Securitization Trust 2018-INV2
4.15%, 10/25/2058 (1)(4)	5,013,981	5,089,446
Verus Securitization Trust 2019-1
3.84%, 02/25/2059 (1)(4)	8,241,758	8,302,513
Verus Securitization Trust 2019-INV1
3.40%, 12/25/2059 (1)(4)	8,905,000	8,902,093
3.66%, 12/25/2059 (1)(4)	1,720,000	1,719,446
4.99%, 12/25/2059 (1)	1,340,000	1,339,483
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (1)	2,755,000	2,774,288
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.44%, 11/15/2048 (4)	5,332,810	5,380,752
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.86%, 02/15/2051 (4)	3,480,798	3,010,890
Wachovia Bank Commercial Mortgage Trust Series 2007-C34
5.88%, 05/15/2046 (4)	117,551	118,247
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
2.81% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 08/25/2045 (2)	3,731,509	3,709,022
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
2.78% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 10.50% Cap), 10/25/2045 (2)	2,340,911	2,296,724
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
2.75% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap), 11/25/2045 (2)	6,924,995	6,860,158
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
2.82% (1 Month LIBOR USD + 0.33%, 0.33% Floor, 10.50% Cap), 01/25/2045 (2)	6,114,758	6,130,629
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.91%, 02/25/2037 (4)	12,098,773	11,709,018
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
3.15% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047 (2)	15,486,072	14,536,848
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037	12,058,424	11,835,397
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	1,280,000	1,322,264
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059	1,225,000	1,227,255
4.51%, 03/15/2059 (4)	4,317,000	4,485,158
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048	3,155,000	3,113,400
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050	1,695,000	1,718,875
3.67%, 07/15/2050 (4)	1,315,000	1,325,333
Wells Fargo Commercial Mortgage Trust 2017-HSDB
3.35% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031 (1)(2)	8,100,000	8,078,486
3.60% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031 (1)(2)	6,700,000	6,670,480
4.34% (1 Month LIBOR USD + 1.84%, 1.85% Floor), 12/13/2031 (1)(2)	100,000	98,940
Wells Fargo Mortgage Backed Securities 2005-AR2 Trust
5.12%, 03/25/2035 (4)	986,668	1,007,658
WFRBS Commercial Mortgage Trust 2011-C2
5.65%, 02/15/2044 (1)(4)	2,130,000	2,162,882
WFRBS Commercial Mortgage Trust 2011-C5
5.67%, 11/15/2044 (1)(4)	115,000	119,090
WFRBS Commercial Mortgage Trust 2012-C7
4.82%, 06/15/2045 (1)(4)	690,000	592,602
WFRBS Commercial Mortgage Trust 2014-C19
4.72%, 03/15/2047 (4)	329,000	345,874
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057 (4)	4,250,000	4,424,867
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036 (1)	1,740,000	1,766,811
3.60%, 11/10/2036 (1)(4)	320,000	316,595
Total Mortgage-Backed Obligations (Cost $3,783,134,576)		3,808,742,301
Total Bonds & Notes (Cost $15,889,802,682)		16,058,122,995

Bank Loans - 2.26%
1011778 BC ULC
4.74% (LIBOR USD), 02/16/2024 (2)	1,744,365	1,715,286
ABG Intermediate Holdings 2 LLC
6.00% (1 Month LIBOR + 3.50%), 09/27/2024 (2)	2,398,204	2,348,753
Advanz Pharma Corp.
7.99% (1 Month LIBOR + 5.50%), 09/06/2024 (2)	1,881,000	1,772,316
Agiliti Health, Inc.
5.50% (1 Month LIBOR + 3.00%), 01/05/2026 (2)	2,120,000	2,112,050
AI Alpine U.S. Bidco, Inc.
5.99% (3 Month LIBOR + 3.25%), 10/27/2025 (2)	3,010,000	2,957,325
Alliant Holdings Intermediate LLC
5.23% (1 Month LIBOR + 2.75%), 05/09/2025 (2)	5,518,300	5,294,147
Altice Financing SA
5.23% (1 Month LIBOR + 2.75%), 07/15/2025 (2)	1,797,663	1,710,027
Altice France SA/France
6.48% (1 Month LIBOR + 4.00%), 08/14/2026 (2)	1,396,500	1,335,054
Altra Industrial Motion Corp.
4.50% (1 Month LIBOR + 2.00%), 10/01/2025 (2)	3,130,228	3,071,536
AMC Entertainment Holdings, Inc.
5.63% (LIBOR USD), 04/30/2026 (2)	2,680,000	2,658,560
Amneal Pharmaceuticals LLC
6.00% (1 Month LIBOR + 3.50%), 05/05/2025 (2)	3,782,273	3,768,090
Ancestry.com Operations, Inc.
5.75% (1 Month LIBOR + 3.25%), 10/19/2023 (2)	1,902,778	1,889,306
Aramark Services, Inc.
4.25% (1 Month LIBOR + 1.75%), 03/28/2024 (2)	2,219,465	2,199,357
4.25% (1 Month LIBOR + 1.75%), 03/11/2025 (2)	186,533	184,900
Argon Medical Devices, Inc.
6.25% (1 Month LIBOR + 3.75%), 01/23/2025 (2)	3,183,607	3,161,735
Asurion LLC
5.50% (1 Month LIBOR + 3.00%), 11/03/2023 (2)	443,421	440,929
5.50% (1 Month LIBOR + 3.00%), 11/04/2024 (2)	5,875,250	5,828,013
9.00% (1 Month LIBOR + 6.50%), 08/04/2025 (2)	2,485,000	2,515,019
Avantor, Inc.
6.25% (1 Month LIBOR + 3.75%), 11/21/2024 (2)	2,108,035	2,109,785
Avolon TLB Borrower 1 U.S. LLC
4.49% (1 Month LIBOR + 2.00%), 01/15/2025 (2)	3,559,388	3,526,962
Axalta Coating Systems U.S. Holdings, Inc.
4.35% (3 Month LIBOR + 1.75%), 05/31/2024 (2)	79,200	77,389
Bausch Health Americas, Inc.
5.48% (1 Month LIBOR + 3.00%), 06/02/2025 (2)	7,359,568	7,307,021
5.23% (1 Month LIBOR + 2.75%), 11/27/2025 (2)	864,500	853,832
Beacon Roofing Supply, Inc.
4.75% (1 Month LIBOR + 2.25%), 01/02/2025 (2)	118,800	115,632
Berry Global, Inc.
4.24% (LIBOR USD), 02/10/2020 (2)	500,000	498,035
Brookfield WEC Holdings, Inc.
6.25% (1 Month LIBOR + 3.75%), 08/01/2025 (2)	2,269,313	2,262,073
BWAY Holding Co.
6.03% (3 Month LIBOR + 3.25%), 04/03/2024 (2)	5,493,068	5,351,622
Caesars Resort Collection LLC
5.25% (1 Month LIBOR + 2.75%), 12/23/2024 (2)	3,192,984	3,147,356
Calpine Corp.
5.38%, 04/30/2026	3,500,000	3,462,585
CenturyLink, Inc.
5.25% (1 Month LIBOR + 2.75%), 01/31/2025 (2)	758,732	743,087
CEOC LLC
4.49% (1 Month LIBOR + 2.00%), 10/04/2024 (2)	614,830	599,767
Change Healthcare Holdings LLC
5.25% (1 Month LIBOR + 2.75%), 03/01/2024 (2)	4,648,302	4,582,947
Charter Communications Operating LLC
4.50% (1 Month LIBOR + 2.00%), 04/30/2025 (2)	7,049,859	6,996,985
CHI Doors Holdings Corp.
5.75% (1 Month LIBOR + 3.25%), 07/29/2022 (2)	1,155,307	1,140,865
CHS/Community Health Systems, Inc.
5.88% (LIBOR USD), 01/27/2021 (2)	531,000	530,004
Churchill Downs, Inc.
6.55% (LIBOR USD), 04/12/2025 (2)	496,231	494,370
Clean Harbors, Inc.
4.24% (LIBOR USD), 06/28/2024 (2)	496,212	494,475
CommScope, Inc.
4.50% (1 Month LIBOR + 2.00%), 12/29/2022 (2)	1,048,806	1,045,858
6.05% (LIBOR USD), 02/06/2026 (2)	2,900,000	2,895,157
Core & Main Gp, LLC
5.63% (3 Month LIBOR + 3.00%), 08/01/2024 (2)	98,750	97,844
Crown Americas LLC
4.48% (1 Month LIBOR + 2.00%), 04/03/2025 (2)	26,832	26,870
CSC Holdings LLC
4.73% (1 Month LIBOR + 2.25%), 07/17/2025 (2)	3,980,864	3,862,155
4.73% (1 Month LIBOR + 2.25%), 01/15/2026 (2)	7,425,000	7,200,393
4.98% (1 Month LIBOR + 2.50%), 01/26/2026 (2)	297,750	291,298
Deerfield Dakota Holding LLC
5.75% (1 Month LIBOR + 3.25%), 02/13/2025 (2)	3,606,826	3,527,187
Dell International LLC
4.25% (LIBOR USD), 09/07/2021 (2)	2,620,997	2,610,094
4.50% (1 Month LIBOR + 2.00%), 09/07/2023 (2)	98,750	97,554
Delos Finance SARL
4.55% (LIBOR USD), 10/06/2023 (2)	700,000	698,775
Diamond Resorts International, Inc.
6.25% (1 Month LIBOR + 3.75%), 09/01/2023 (2)	2,972,390	2,853,495
Dubai World Corp.
2.00% (LIBOR USD), 09/30/2022 (2)	7,194,308	6,690,707
Dynasty Acquisition Co., Inc.
6.80% (LIBOR USD), 01/23/2026 (2)	3,765,000	3,763,946
Encapsys LLC
5.75% (1 Month LIBOR + 3.25%), 11/07/2024 (2)	559,350	546,765
Energizer Holdings, Inc.
4.73% (1 Month LIBOR + 2.25%), 12/17/2025 (2)	2,019,938	1,994,688
Envision Healthcare Corp.
6.25% (1 Month LIBOR + 3.75%), 10/10/2025 (2)	3,341,625	3,121,646
ExamWorks Group, Inc.
5.75% (1 Month LIBOR + 3.25%), 07/27/2023 (2)	1,320,072	1,312,812
First Data Corp.
4.49% (1 Month LIBOR + 2.00%), 07/08/2022 (2)	3,865,000	3,855,260
4.49% (1 Month LIBOR + 2.00%), 04/26/2024 (2)	4,536,893	4,522,647
Forest City Enterprises LP
6.48% (1 Month LIBOR + 4.00%), 12/08/2025 (2)	798,000	799,995
Formula One Management Ltd.
5.00% (1 Month LIBOR + 2.50%), 02/01/2024 (2)	2,730,000	2,625,577
Gentiva Health Services, Inc.
6.25% (LIBOR USD), 07/02/2025 (2)	318,400	318,798
Genworth Holdings, Inc.
6.98% (1 Month LIBOR + 4.50%), 03/07/2023 (2)	49,625	49,470
GGP Nimbus LLC
5.00% (1 Month LIBOR + 2.50%), 08/27/2025 (2)	2,338,250	2,247,643
Go Daddy Operating Co. LLC
4.75% (1 Month LIBOR + 2.25%), 02/15/2024 (2)	2,024,218	2,007,640
Gray Television, Inc.
4.98% (1 Month LIBOR + 2.50%), 01/02/2026 (2)	598,500	591,396
HB Fuller Co.
4.49% (1 Month LIBOR + 2.00%), 10/21/2024 (2)	3,072,580	3,014,017
HCA, Inc.
4.50% (1 Month LIBOR + 2.00%), 03/13/2025 (2)	3,228,039	3,223,003
Hilton Worldwide Finance LLC
4.24% (1 Month LIBOR + 1.75%), 10/25/2023 (2)	7,631,741	7,612,661
HUB International Ltd.
5.51% (3 Month LIBOR + 2.75%), 04/25/2025 (2)	2,104,100	2,032,203
Hyland Software, Inc.
6.00% (1 Month LIBOR + 3.50%), 07/01/2024 (2)	1,511,589	1,507,493
iHeartCommunications, Inc.
10.00% (1 Month LIBOR + 7.50%), 07/30/2019 (2)(13)	7,470,000	5,314,905
11.25% (1 Month LIBOR + 8.75%), 01/01/2020 (2)(13)	32,818,000	23,333,598
Intelsat Jackson Holdings SA
6.24% (1 Month LIBOR + 3.75%), 11/30/2023 (2)	2,950,000	2,902,977
6.99% (1 Month LIBOR + 4.50%), 01/02/2024 (2)	3,161,932	3,164,304
IQVIA, Inc.
4.80% (LIBOR USD), 01/17/2025 (2)	744,332	740,983
IRB Holding Corp.
5.74% (1 Month LIBOR + 3.25%), 02/05/2025 (2)	99,000	96,401
Jaguar Holding Co. II
5.00% (1 Month LIBOR + 2.50%), 08/18/2022 (2)	4,743,041	4,690,251
KFC Holding Co.
4.23% (1 Month LIBOR + 1.75%), 04/03/2025 (2)	7,270,133	7,212,553
Kloeckner Pentaplast of America, Inc.
4.75% (3 Month EURIBOR + 4.75%), 06/30/2022 (2)	EUR 100,000	98,995
Kronos, Inc./MA
5.74% (3 Month LIBOR + 3.00%), 11/01/2023 (2)	$6,488,078	6,421,380
Las Vegas Sands LLC
4.25% (1 Month LIBOR + 1.75%), 03/27/2025 (2)	2,429,977	2,384,658
Level 3 Financing, Inc.
4.74% (1 Month LIBOR + 2.25%), 02/22/2024 (2)	12,770,000	12,607,693
Marriott Ownership Resorts, Inc.
4.75% (1 Month LIBOR + 2.25%), 08/29/2025 (2)	299,250	297,380
McDermott Technology Americas, Inc.
7.50% (1 Month LIBOR + 5.00%), 05/12/2025 (2)	3,648,659	3,489,431
MedPlast Holdings, Inc.
6.35% (3 Month LIBOR + 3.75%), 07/02/2025 (2)	1,696,475	1,694,354
Meredith Corp.
5.25% (1 Month LIBOR + 2.75%), 01/31/2025 (2)	68,194	67,986
Messer Industries USA, Inc.
4.74% (LIBOR USD), 08/29/2025 (2)	780,000	762,941
MGM Growth Properties Operating Partnership LP
4.49% (LIBOR USD), 04/25/2023 (2)	249,357	245,707
Micro Holdings Corp.
6.24% (1 Month LIBOR + 3.75%), 09/13/2024 (2)	305,350	300,773
Mission Broadcasting, Inc.
4.74% (1 Month LIBOR + 2.25%), 01/17/2024 (2)	301,345	296,225
MPH Acquisition Holdings LLC
5.35% (3 Month LIBOR + 2.75%), 06/07/2023 (2)	4,727,474	4,569,434
Multi-Color Corp.
4.50% (1 Month LIBOR + 2.00%), 10/31/2024 (2)	46,413	46,268
Nature's Bounty Co.
6.00% (1 Month LIBOR + 3.50%), 09/26/2024 (2)	98,500	91,175
NCI Building Systems, Inc.
6.55% (3 Month LIBOR + 3.75%), 04/12/2025 (2)	1,222,342	1,168,865
Neiman Marcus Group LLC Ltd.
5.73% (1 Month LIBOR + 3.25%), 10/23/2020 (2)	10,346,793	9,596,651
Nexstar Broadcasting, Inc.
4.75% (1 Month LIBOR + 2.25%), 01/17/2024 (2)	1,637,331	1,609,513
Nouryon Finance BV
3.75% (6 Month EURIBOR + 3.75%), 10/01/2025 (2)	EUR 900,000	1,007,369
Pacific Gas & Electric Co.
5.03% (LIBOR USD), 12/31/2020 (2)	$12,768,040	12,768,040
5.03% (LIBOR USD), 12/31/2020 (2)	4,256,013	4,256,013
3.74% (LIBOR USD), 02/22/2049 (2)(13)	4,550,000	3,916,777
Panther BF Aggregator 2 LP
6.12% (LIBOR USD), 06/30/2026 (2)	6,340,000	6,264,744
PAREXEL International
5.25% (1 Month LIBOR + 2.75%), 09/27/2024 (2)	1,108,125	1,066,570
Penn National Gaming, Inc.
4.84% (LIBOR USD), 10/15/2025 (2)	498,750	493,139
PetSmart, Inc.
5.49% (1 Month LIBOR + 3.00%), 03/11/2022 (2)	773,969	693,190
PODS LLC
5.24% (LIBOR USD), 12/06/2024 (2)	759,221	743,407
Post Holdings, Inc.
4.49% (1 Month LIBOR + 2.00%), 05/24/2024 (2)	2,764,109	2,736,910
PQ Corp.
5.24% (3 Month LIBOR + 2.50%), 02/08/2025 (2)	4,049,635	3,999,014
Prime Security Services Borrower LLC
5.25% (1 Month LIBOR + 2.75%), 05/02/2022	2,218,068	2,192,294
Qatar National Bank QPSC
3.58% (3 Month LIBOR + 0.90%), 12/22/2020	2,650,000	2,640,725
Refinitiv U.S. Holdings, Inc.
6.25% (1 Month LIBOR + 3.75%), 10/01/2025 (2)	8,291,230	8,043,986
6.60% (3 Month EURIBOR + 4.00%), 10/01/2025 (2)	EUR 6,000,000	6,694,456
Reynolds Group Holdings, Inc.
5.25% (1 Month LIBOR + 2.75%), 02/06/2023 (2)	$1,890,982	1,867,345
Sabre GLBL, Inc.
4.50% (1 Month LIBOR + 2.00%), 02/22/2024 (2)	1,617,714	1,604,060
SBA Senior Finance II LLC
4.50% (1 Month LIBOR + 2.00%), 04/11/2025 (2)	1,588,000	1,552,778
Scientific Games International, Inc.
5.33% (2 Month LIBOR + 2.75%), 08/14/2024 (2)	2,145,985	2,087,743
Sequa Mezzanine Holdings LLC
7.78% (3 Month LIBOR + 5.00%), 11/26/2021 (2)	8,741,053	8,533,453
11.75% (3 Month LIBOR + 9.00%), 04/28/2022 (2)	660,000	644,325
Sigma Bidco BV
3.50% (3 Month EURIBOR + 3.50%), 07/02/2025 (2)	EUR 1,000,000	1,105,636
Sprint Communications, Inc.
5.00% (LIBOR USD), 02/02/2024 (2)	$742,424	722,008
5.50% (LIBOR USD), 02/02/2024 (2)	374,063	367,984
SS&C European Holdings SARL
4.75% (1 Month LIBOR + 2.25%), 04/16/2025 (2)	504,555	499,893
SS&C Technologies, Inc.
4.75% (1 Month LIBOR + 2.25%), 04/16/2025 (2)	689,521	683,150
StandardAero Aviation Holdings, Inc.
6.25% (1 Month LIBOR + 3.75%), 07/07/2022 (2)	4,696,433	4,699,392
Starfruit U.S. Holdco LLC
5.74% (1 Month LIBOR + 3.25%), 10/01/2025 (2)	1,700,000	1,673,446
Station Casinos LLC
5.00% (1 Month LIBOR + 2.50%), 06/08/2023 (2)	1,207,474	1,193,745
Syniverse Holdings, Inc.
7.48% (1 Month LIBOR + 5.00%), 03/09/2023 (2)	69,151	63,342
Tanzania (REP OF) Term Loan
7.74%, 12/10/2019 (15)	200,000	200,000
Telenet Financing USD LLC
4.73% (LIBOR USD), 08/17/2026 (2)	1,250,000	1,221,600
Tenaska Co.
6.25% (1 Month LIBOR + 3.75%), 10/02/2023 (2)	972,836	968,458
TEX Operations Company LLC
4.50% (1 Month LIBOR + 2.00%), 08/04/2023 (2)	3,819,449	3,772,202
Trans Union LLC
4.50% (1 Month LIBOR + 2.00%), 06/19/2025 (2)	2,451,475	2,415,732
TransDigm 2018 New T/L E
4.99% (LIBOR), 05/30/2025	748,111	727,538
Tronox Ltd.
5.50% (1 Month LIBOR + 3.00%), 09/23/2024 (2)	96,715	96,202
5.50% (1 Month LIBOR + 3.00%), 09/23/2024 (2)	44,782	44,544
Uber Technologies, Inc.
5.98% (1 Month LIBOR + 3.50%), 07/13/2023 (2)	1,911,923	1,895,996
6.49% (1 Month LIBOR + 4.00%), 04/04/2025 (2)	1,027,238	1,026,981
UFC Holdings LLC
5.75% (1 Month LIBOR + 3.25%), 08/18/2023 (2)	5,074,602	5,032,635
UnityMedia Finance LLC
4.49%, 01/19/2021	2,000,000	1,974,380
4.73% (1 Month LIBOR + 2.25%), 01/15/2026 (2)	200,000	197,612
Unitymedia Hessen GmbH & Co. KG
2.75% (6 Month EURIBOR + 2.75%), 01/15/2027 (2)	EUR 700,000	783,595
Univision Communications, Inc.
5.25% (1 Month LIBOR + 2.75%), 03/15/2024 (2)	$4,353,278	4,095,086
West Corp.
6.63% (3 Month LIBOR + 4.00%), 10/10/2024 (2)	76,874	71,988
WideOpenWest Finance LLC
5.74% (1 Month LIBOR + 3.25%), 08/18/2023 (2)	982,284	944,221
Wyndham Hotels & Resorts, Inc.
4.25% (1 Month LIBOR + 1.75%), 05/30/2025 (2)	199,000	196,170
Zayo Group LLC
4.50% (1 Month LIBOR + 2.00%), 01/19/2021 (2)	1,595,440	1,585,181
4.75% (1 Month LIBOR + 2.25%), 01/19/2024 (2)	785,000	779,764
Total Bank Loans (Cost $382,140,268)		372,352,462

	Shares	Value
COMMON STOCKS - 0.02%
Communications - 0.00% (14)
T-Mobile USA, Inc. Escrow (6)(15)	1,200,000	$6,218
T-Mobile USA, Inc. Escrow (6)(15)	658,000	1,354
T-Mobile USA, Inc. Escrow (6)(15)	1,053,000	2,016
		9,588
Consumer, Cyclical - 0.02%
Caesars Entertainment Corp. (6)	338,983	2,945,762
Total Common Stocks (Cost $4,048,657)		2,955,350

CONVERTIBLE PREFERRED STOCKS - 0.04%
Consumer, Non-Cyclical - 0.04%
Bunge Ltd., 4.88%	68,719	6,803,181
Total Convertible Preferred Stocks (Cost $7,282,070)		6,803,181

SHORT-TERM INVESTMENTS - 4.29%
Money Market Funds - 3.44%
Fidelity Institutional Money Market Government Funds - Class I, 2.33% (7) (8)	283,435,823	283,435,823
Goldman Sachs Financial Square Government Fund - Class I, 2.32% (7) (8)	283,435,817	283,435,817
		566,871,640
	Principal
	Amount	Value
Commercial Paper - 0.16%
Boston Scientific Corp., 2.91%, 05/20/2019	$4,000,000	$3,983,943
Boston Scientific Corp., 2.97%, 06/17/2019	2,700,000	2,682,960
CRH America Finance, Inc., 2.87%, 05/16/2019	550,000	547,970
Ford Motor Credit Co. LLC, 3.17%, 04/04/2019	6,660,000	6,656,629
General Motors Financial Co., Inc., 3.09%, 04/24/2019	800,000	798,254
Hyundai Capital America, Inc., 2.82%, 04/23/2019	2,700,000	2,694,885
Keurig Dr. Pepper, Inc., 2.82%, 05/13/2019	2,100,000	2,092,716
Marsh & McLennan Cos., Inc., 2.84%, 04/22/2019	550,000	549,001
NiSource, Inc., 2.86%, 04/29/2019	500,000	498,820
Nissan Motor Acceptance Corp., 2.72%, 05/01/2019	750,000	748,309
Ryder System, Inc., 2.81%, 04/22/2019	750,000	748,637
Sempra Energy Holdings, 2.84%, 04/26/2019	2,000,000	1,995,746
VW Credit, Inc., 2.92%, 07/09/2019	2,500,000	2,479,600
		26,477,470
Repurchase Agreements - 0.07%
Merrill Lynch Pierce Fenner & Smith, Inc., 3.47%, dated 03/28/2019, due 04/01/2019, repurchase price $2,400,694 (collateraized by U.S. Treasury Bond value $2,423,468, 2.88%, 05/15/2043)	2,400,000	2,400,000
Merrill Lynch Pierce Fenner & Smith, Inc., 2.88%, dated 03/29/2019, due 04/02/2019, repurchase price $8,600,597 (collateraized by U.S. Treasury Bond value $8,660,901, 2.88%, 05/15/2043)	8,600,000	8,735,046
		11,135,046
U.S. Treasury Bills - 0.62%
U.S. Treasury Bill, 0.00%, 06/20/2019 (12)	4,915,000	4,889,178
U.S. Treasury Bill, 0.00%, 04/11/2019	16,802,000	16,790,855
U.S. Treasury Bill, 0.00%, 06/27/2019	49,340,000	49,060,686
U.S. Treasury Bill, 0.00%, 04/16/2019	31,383,000	31,351,732
		102,092,451
Total Short-Term Investments (Cost $706,446,306)		706,576,607
TOTAL INVESTMENTS IN SECURITIES - 104.11%
(Cost $16,989,719,983)		17,146,810,595
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.11)%		(677,148,259)
TOTAL NET ASSETS - 100.00%		$16,469,662,336
Percentages are stated as a percent of net assets.
Principal amounts are denominated in the currency in which the security was purchased.

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Sheqel
MYR	Malasian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PLN	Poland Zloty
SEK	Swedish Krona

PIK	Payment in Kind

(1)
Security was purchased exempt from registration in the U.S.  Pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $3,322,393,661, which represents 20.17% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2019.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of March 31, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2019.
(5)	Delayed delivery purchase commitment security. The value of these securities total $69,908,449, which represents 0.42% of total net assets.
(6)	Non-income producing security.
(7)	Partially assigned as collateral for certain delayed delivery securities.
(8)	Represents annualized seven-day yield as of the close of the reporting period.
(9)	Inflation protected security. The value of these securities total $104,277,667, which represents 0.63% of total net assets.
(10)	All or a portion of these U.S. Treasuries were purchased in a sale-buyback transaction. The value of these securities total $711,614,121, which represents 4.32% of total net assets.
(11)	All or a portion of these U.S. Treasuries were purchased in a buy-saleback transaction. The value of these securities total $461,688,321, which represents 2.80% of total net assets.
(12)	Partially assigned as collateral for certain future and swap contracts. The value of these pledged issues totals $34,761,211, which represents 0.21% of total net assets.
(13)	Security is in default as of March 31, 2019. The value of these securities total $119,200,656, which represents 0.72% of total net assets.
(14)	Amount calculated is less than 0.005%.
(15)	Security is categorized as Level 3 per the Trust's fair value hierarchy. These securities represent $209,588 or 0.00% of the Fund's net assets.

 The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation / (Depreciation)
408	Australian 10 Year Bond Future	Goldman Sachs	Jun. 2019	AUD 28,970,071	$40,139,927	$823,243
1,712	U.S. 2 Year Note Future	Citibank	Jun. 2019	$363,412,740	364,816,500	1,403,760
6,642	U.S. 2 Year Note Future	Goldman Sachs	Jun. 2019	1,410,456,251	1,415,368,688	4,912,437
3,926	U.S. 5 Year Note Future	Citibank	Jun. 2019	450,642,021	454,741,218	4,099,197
6,147	U.S. 5 Year Note Future	Goldman Sachs	Jun. 2019	706,388,457	711,995,484	5,607,027
6,222	U.S. 10 Year Note Future	Goldman Sachs	Jun. 2019	762,620,858	772,889,062	10,268,204
3	U.S. Ultra Long-Term Bond Future	Citibank	Jun. 2019	485,262	504,000	18,738
139	U.S. Ultra Long-Term Bond Future	Goldman Sachs	Jun. 2019	22,493,210	23,352,000	858,790
						27,991,396

Number of Contracts Sold	Reference Entity	Counterparty	Date Expiration	Notional Amount	Value	Unrealized Appreciation / (Depreciation)
(254)	Euro-Bobl Future	Citibank	Jun. 2019	EUR (28,492,585)	$(37,935,028)	$(310,316)
(1,665)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Jun. 2019	$(217,288,156)	(221,080,781)	(3,792,625)
(9)	U.S. Long-Term Bond Future	Goldman Sachs	Jun. 2019	(1,306,287)	(1,346,906)	(40,619)
						(4,143,560)
						$23,847,836

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation / (Depreciation)
AUD	71,522,000	USD	50,718,396	4/2/2019	Morgan Stanley	$70,286
RUB*	3,067,075,789	USD	46,061,664	5/15/2019	Morgan Stanley	337,169
RUB*	249,817,460	USD	3,750,399	6/14/2019	Morgan Stanley	13,997
USD	1,451,796	ARS*	62,906,889	4/3/2019	Morgan Stanley	10,791
USD	6,664,740	ARS*	345,899,999	2/27/2020	Deutsche Bank	1,310,999
USD	53,378,000	AUD	74,978,000	4/2/2019	Morgan Stanley	135,169
USD	39,349,144	AUD	55,340,081	5/24/2019	Merrill Lynch	12,207
USD	6,314,379	CAD	8,405,000	6/18/2019	Merrill Lynch	11,977
USD	23,452,018	CAD	31,269,748	6/21/2019	Citigroup Global Markets	2,972
USD	16,060,015	CAD	21,368,379	6/21/2019	UBS	35,961
USD	292,453,456	EUR	256,471,000	4/2/2019	J.P. Morgan	4,658,896
USD	288,726,819	EUR	256,471,000	5/3/2019	J.P. Morgan	172,958
USD	257,973	EUR	226,211	5/24/2019	Citigroup Global Markets	2,989
USD	889,325	EUR	780,000	5/24/2019	Citigroup Global Markets	10,111
USD	626,519	EUR	548,971	5/24/2019	HSBC	7,720
USD	2,659,317	EUR	2,339,573	5/24/2019	J.P. Morgan	22,156
USD	1,773,091	EUR	1,558,920	5/24/2019	State Street	15,880
USD	350,334	EUR	308,040	5/24/2019	UBS	3,113
USD	886,501	EUR	780,000	5/24/2019	UBS	7,287
USD	890,045	EUR	780,000	5/24/2019	UBS	10,831
USD	191,671,775	GBP	144,014,000	4/2/2019	Morgan Stanley	4,061,416
USD	187,222,416	GBP	142,885,000	5/3/2019	Morgan Stanley	792,316
USD	835,042	ILS	3,008,792	4/16/2019	Citigroup Global Markets	5,771
USD	6,379,329	ILS	23,034,414	4/16/2019	J.P. Morgan	30,670
USD	386,302	ILS	1,393,017	4/16/2019	Merrill Lynch	2,364
USD	3,662,654	ILS	13,229,914	5/15/2019	Citigroup Global Markets	8,800
USD	2,954,582	ILS	10,655,602	5/15/2019	Goldman Sachs & Co.	11,704
USD	2,329,977	ILS	8,381,159	5/15/2019	J.P. Morgan	15,257
USD	2,131,628	ILS	7,692,755	5/15/2019	Merrill Lynch	7,033
USD	5,551,138	JPY	613,600,000	4/2/2019	J.P. Morgan	13,010
USD	22,756,409	NZD	33,217,000	5/15/2019	J.P. Morgan	115,092
USD	767,947	PEN*	2,547,589	4/16/2019	Deutsche Bank	866
USD	8,159,103	PEN*	27,067,008	4/16/2019	J.P. Morgan	9,202
USD	9,159,591	SEK	83,911,887	5/17/2019	CIBC	100,348
USD	19,250,165	SEK	176,779,562	5/17/2019	Goldman Sachs & Co.	164,799
USD	1,628,594	SEK	14,959,478	5/17/2019	Merrill Lynch	13,548
USD	2,246,989	TRY	12,500,000	4/1/2019	J.P. Morgan	19,444
					Total Unrealized Appreciation	12,225,109

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation / (Depreciation)
ARS*	62,906,889	USD	1,582,962	4/3/2019	Morgan Stanley	$(141,956)
ARS*	345,899,999	USD	6,221,223	2/27/2020	J.P. Morgan	(867,482)
AUD	3,456,000	USD	2,458,239	4/2/2019	J.P. Morgan	(4,089)
CAD	1,384,000	USD	1,041,203	5/15/2019	J.P. Morgan	(4,308)
GBP	1,129,000	USD	1,500,015	4/2/2019	J.P. Morgan	(29,240)
GBP	142,885,000	USD	186,934,659	4/2/2019	Morgan Stanley	(795,075)
IDR*	1,475,948,000	USD	103,011	6/19/2019	J.P. Morgan	(443)
JPY	613,600,000	USD	5,539,256	4/2/2019	J.P. Morgan	(1,129)
MXN	844,691,000	USD	42,959,491	6/26/2019	J.P. Morgan	(60,642)
TRY	183,533,653	USD	33,143,176	5/15/2019	J.P. Morgan	(1,787,594)
USD	50,748,292	AUD	71,522,000	5/3/2019	Morgan Stanley	(70,750)
USD	19,386,407	AUD	27,465,531	5/24/2019	Citigroup Global Markets	(136,691)
USD	9,588,051	AUD	13,630,000	5/24/2019	Citigroup Global Markets	(100,451)
USD	11,892,749	AUD	16,740,000	6/21/2019	J.P. Morgan	(12,123)
USD	32,343,212	CAD	43,293,000	6/21/2019	Goldman Sachs & Co.	(122,018)
USD	28,800,012	CAD	38,570,000	6/21/2019	Merrill Lynch	(123,460)
USD	765,650	ILS	2,779,672	4/16/2019	UBS	(473)
USD	5,549,403	JPY	613,600,000	4/26/2019	J.P. Morgan	(975)
USD	10,144,672	KRW	11,500,000,000	6/12/2019	J.P. Morgan	(20,625)
USD	9,633,362	NZD	14,150,000	6/28/2019	Citigroup Global Markets	(19,840)
USD	69,790	TRY	401,676	4/15/2019	J.P. Morgan	(574)
USD	2,218,903	TRY	12,734,750	4/15/2019	Morgan Stanley	(11,916)
					Total Unrealized Depreciation	(4,311,854)
						$7,913,255

*	Non-deliverable forward
ARS	Argentine Peso			KRW	South Korea Won
AUD	Australian Dollar			MXN	Mexican Peso
CAD	Canadian Dollar			NZD	New Zealand Dollar
EUR	Euro			PEN	Peruvian Sol
GBP	British Pound			RUB	Russian Ruble
IDR	Indonesian Rupiah			SEK	Swedish Krona
ILS	New Israeli Sheqel			TRY	Turkish Lira
JPY	Japanese Yen

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2024		$84,500,000	$ 1,219,537	$ (327,393)	$ 892,144
2.50	3 Month LIBOR	Paid	Quarterly	12/20/2027		94,300,000	1,962,471	(1,175,496)	786,975
2.50	3 Month LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(1,245,906)	2,306,171	1,060,265
2.54	3 Month LIBOR	Received	Quarterly	02/05/2024		12,000,000	–	(137,918)	(137,918)
2.55	3 Month LIBOR	Received	Quarterly	02/05/2024		12,000,000	–	(141,772)	(141,772)
2.56	3 Month LIBOR	Received	Quarterly	02/05/2024		12,000,000	–	(146,865)	(146,865)
2.57	3 Month LIBOR	Received	Quarterly	02/05/2024		6,000,000	–	(76,805)	(76,805)
2.58	3 Month LIBOR	Received	Quarterly	02/05/2024		17,900,000	–	(236,117)	(236,117)
2.61	3 Month LIBOR	Received	Quarterly	02/05/2024		18,000,000	–	(258,704)	(258,704)
2.61	3 Month LIBOR	Received	Quarterly	02/05/2024		6,000,000	–	(86,579)	(86,579)
3.00	3 Month LIBOR	Received	Quarterly	12/19/2048		47,200,000	(860,646)	(3,336,068)	(4,196,714)
3.00	6 Month AUD BBSW	Paid	Semi-Annual	03/21/2027	AUD	109,400,000	707,832	5,585,863	6,293,695
0.75	6 Month EURIBOR	Received	Semi-Annual	09/18/2029	EUR	16,100,000	(141,714)	(228,084)	(369,798)
1.50	6 Month GBP LIBOR	Received	Semi-Annual	09/18//2029	GBP	18,700,000	(132,139)	(494,074)	(626,213)
1.50	6 Month GBP LIBOR	Received	Semi-Annual	09/18/2049		1,500,000	24,031	(79,944)	(55,913)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	06/11/2027	MXN	25,800,000	(19,851)	(50,195)	(70,046)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	08/21/2037		900,000	3,424	1,686	5,110
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(2,161)	(84,347)	(86,508)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	08/14/2037		1,300,000	4,839	2,402	7,241
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	01/23/2023		222,400,000	167,960	(88,364)	79,596
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	01/05/2023		1,400,000	–	(175)	(175)
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	02/06/2023		2,800,000	–	(51)	(51)
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	02/06/2023		2,800,000	(453)	475	22
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	–	267	267
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	–	187	187
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	12,218	(8,465)	3,753
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	–	337	337
7.98	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(24)	544	520
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	–	15	15
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(9,701)	11,609	1,908
8.03	Mexico Interbank TIIE 28 Day	Received	Lunar	01/31/2028		1,600,000	15	46	61
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	01/31/2028		2,400,000	665	(737)	(72)
							$ 1,690,397	$ 951,449	$ 2,641,846

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity		Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at March 31, 2019	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
CDX.HY.32		5.00%	06/20/2024	3.51%	$37,400,000	$(2,127,338)	$(358,621)	$(2,485,959)
						$(2,127,338)	$(358,621)	$(2,485,959)

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity		Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at March 31, 2019	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
CDX.EM.28		1.00%	12/20/2022	1.44%	$9,894,000	$(293,152)	$135,281	$(157,871)
CDX.EM.29		1.00	06/20/2023	1.64	2,000,000	(34,540)	(19,017)	(53,557)
CDX.EM.30		1.00	12/20/2023	1.80	10,800,000	(466,420)	85,432	(380,988)
CDX.EM.31		1.00	06/20/2024	1.78	19,300,000	(679,045)	(47,791)	(726,836)
Deutsche Bank		1.00	12/20/2019	0.55	EUR 5,100,000	(27,834)	45,818	17,984
Deutsche Bank		1.00	06/20/2019	0.37	3,400,000	(2,410)	7,524	5,114
General Electric Company		1.00	12/20/2023	0.92	$700,000	(30,756)	33,234	2,478
						$(1,534,157)	$240,481	$(1,293,676)

Over-the-Counter Credit Default Swaps - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at March 31, 2019	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
Goldman Sachs	Argentine Republic	5.00%	06/20/2019	2.37%	$150,000	$491	$408	$899
JP Morgan	Argentine Republic	5.00	06/20/2023	7.85	200,000	1,234	(20,051)	(18,817)
Merrill Lynch	The Boeing Company	1.00	06/20/2024	0.45	1,075,000	25,705	349	26,054
Goldman Sachs	Federative Republic of Brazil	1.00	12/20/2023	1.62	4,200,000	(138,407)	26,008	(112,399)
Duetsche Bank	CMBX.NA.AAA.10	0.50	11/17/2059	0.47	16,450,000	(274,014)	356,948	82,934
Merrill Lynch	Republic of Colombia	1.00	06/20/2024	1.08	10,335,000	(68,148)	26,669	(41,479)
Goldman Sachs	Republic of Colombia	1.00	06/20/2024	1.08	28,435,000	(190,127)	76,006	(114,121)
JP Morgan	CVS Health Corporation	1.00	06/20/2024	0.88	2,100,000	9,057	(963)	8,094
JP Morgan	Republic of Indonesia	1.00	06/20/2024	1.01	18,875,000	(33,070)	2,230	(30,840)
Morgan Stanley	Republic of Indonesia	1.00	06/20/2024	1.01	17,025,000	(46,717)	18,900	(27,817)
Morgan Stanley	Penerbangan Malaysia BHD	1.00	06/20/2024	0.65	9,300,000	150,578	21,462	172,040
JP Morgan	United Mexican States	1.00	12/20/2023	1.12	5,400,000	(106,008)	84,085	(21,923)
Duetsche Bank	United Mexican States	1.00	12/20/2023	1.12	1,700,000	(31,319)	24,417	(6,902)
Goldman Sachs	United Mexican States	1.00	06/20/2023	0.99	29,900,000	(197,044)	251,169	54,125
Goldman Sachs	United Mexican States	1.00	12/20/2023	1.12	10,200,000	(182,386)	140,976	(41,410)
JP Morgan	United Mexican States	1.00	06/20/2024	1.22	800,000	(12,863)	5,046	(7,817)
Morgan Stanley	United Mexican States	1.00	12/20/2022	0.90	3,800,000	3,285	14,365	17,650
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	12/20/2022	1.10	1,500,000	(23,249)	18,068	(5,181)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	12/20/2023	1.27	300,000	(4,307)	797	(3,510)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	06/20/2024	1.35	26,300,000	(423,429)	(18,631)	(442,060)
JP Morgan	Russia Emerging Markets SPMYC	1.00	06/20/2023	1.17	18,200,000	(447,408)	329,912	(117,496)
JP Morgan	Republic of South Africa	1.00	06/20/2023	2.01	9,400,000	(550,347)	288,705	(261,642)
Merrill Lynch	Republic of South Africa	1.00	06/20/2024	2.01	5,154,762	(260,952)	21,147	(239,805)
Goldman Sachs	Republic of South Africa	1.00	06/20/2024	2.01	40,100,000	(1,694,176)	(171,319)	(1,865,495)
Goldman Sachs	Republic of South Africa	1.00	06/20/2024	2.01	4,700,000	(199,134)	(19,515)	(218,649)
JP Morgan	Republic of Turkey	1.00	06/20/2024	4.23	300,000	(52,030)	9,695	(42,335)
						$(4,744,785)	$1,486,883	$(3,257,902)

Sale-Buyback Transactions

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas	02/07/2019	05/08/2019	2.64%	$338,628,229
BNP Paribas	02/19/2019	04/18/2019	2.66	117,196,601
BNP Paribas	03/07/2019	05/07/2019	2.66	247,611,361
				$703,436,191

Buy-Saleback Transactions

Counterparty	Lending Date	Maturity Date	Lending Rate	Amount Lent
BNP Paribas	03/19/2019	04/18/2019	2.66%	$56,984,362
BNP Paribas	03/25/2019	04/18/2019	2.66	61,399,029
BNP Paribas	03/25/2019	05/08/2019	2.64	344,784,654
BNP Paribas	03/26/2019	05/07/2019	2.66	51,701,657
				$514,869,702

Bridge Builder Core Plus Bond Fund
Notes to Schedule of Investments
March 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Fund’s shares is generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of the Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (“the Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Fund’s holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•
Level 2 –Inputs other than quoted prices included within Level 1 that are observable for the asset or liability.  Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 –Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by the Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Fund on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Fund values the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information
The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$-	$1,975,454,637	$-	$1,975,454,637
Bank Loans	-	372,152,462	200,000	372,352,462
Corporate Bonds
Basic Materials	-	143,169,725		143,169,725
Communications	-	723,873,347	-	723,873,347
Consumer, Cyclical	-	483,470,027	-	483,470,027
Consumer, Non-cyclical	-	895,738,068	-	895,738,068
Diversified	-	4,787,627	-	4,787,627
Energy	-	511,220,813	-	511,220,813
Financials	-	1,798,758,220	-	1,798,758,220
Industrials	-	312,229,980	-	312,229,980
Technology	-	241,440,980	-	241,440,980
Utilities	-	299,282,841	-	299,282,841
Convertible Securities
Communications	-	14,215,658	-	14,215,658
Consumer, Cyclical	-	2,323,097	-	2,323,097
Consumer, Non-cyclical	-	4,541,366	-	4,541,366
Diversified	-	1,469,170	-	1,469,170
Energy	-	12,178,134	-	12,178,134
Financials	-	4,734,300	-	4,734,300
Industrials	-	4,937,973	-	4,937,973
Technology	-	6,358,191	-	6,358,191
Government Related	-	4,809,196,540	-	4,809,196,540
Mortgage-Backed Obligations	-	3,808,742,301	-	3,808,742,301
Common Stocks
Communications	-	-	9,588	9,588
Consumer, Cyclical	2,945,762	-	-	2,945,762
Convertible Preferred Stocks
Consumer, Non-cyclical	6,803,181	-	-	6,803,181
Short-Term Investments
Commercial Paper	-	26,477,470	-	26,477,470
Repurchase Agreements	-	11,135,046	-	11,135,046
Money Market Funds	566,871,640	-	-	566,871,640
U.S. Treasury Bills	-	102,092,451	-	102,092,451
Futures Contracts (1)	27,991,396	-	-	27,991,396
Forward Foreign Currency Exchange Contracts (1)	-	12,225,109	-	12,225,109
Swap Contracts (1)	-	9,519,468	-	9,519,468
Total Assets	$604,611,979	$16,591,725,001	$209,588	$17,196,546,568

Liabilities
Futures Contracts (1)	$4,143,560	$-	$-	$4,143,560
Forward Foreign Currency Exchange Contracts (1)	-	4,311,854	-	4,311,854
Swap Contracts (1)	-	13,915,159	-	13,915,159
Total Liabilities	$4,143,560	$18,227,013	$-	$22,370,573

(1) Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Fund’s Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value.

Bridge Builder Municipal Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 99.15%
Alabama - 0.90%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	$4,845,000	$5,577,079
Alabama Public School & College Authority
5.00%, 06/01/2035	4,000,000	4,569,960
County of Jefferson AL
5.00%, 04/01/2021	1,085,000	1,150,176
5.00%, 04/01/2023	1,550,000	1,731,319
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,649,430
5.25%, 10/01/2048	1,650,000	1,830,312
5.50%, 10/01/2053	715,000	797,811
Industrial Development Board of the City of Mobile Alabama
1.85%, 06/01/2034 (1)	1,025,000	1,018,502
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000,000	1,130,880
Selma Industrial Development Board
5.80%, 05/01/2034	2,900,000	3,013,332
5.38%, 12/01/2035	215,000	232,378
Southeast Alabama Gas Supply District
4.00%, 04/01/2049 (1)	4,685,000	5,003,018
4.00%, 06/01/2049 (1)	11,010,000	11,839,163
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430,000	480,645
5.00%, 01/01/2040	3,000,000	3,365,280
		43,389,285
Alaska - 0.09%
Borough of North Slope AK
5.00%, 06/30/2021	305,000	318,222
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,217,680
		4,535,902
Arizona - 2.74%
Arizona Health Facilities Authority
5.00%, 02/01/2042	2,000,000	2,124,860
1.43%, 01/01/2046 (1)	27,100,000	27,100,000
City of Glendale AZ
5.00%, 07/01/2030	1,780,000	2,143,173
City of Mesa AZ
4.00%, 07/01/2028	1,265,000	1,447,160
City of Phoenix AZ
4.00%, 07/01/2022	900,000	969,885
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2029	12,865,000	14,437,489
5.00%, 07/01/2032	800,000	941,400
5.00%, 07/01/2036	3,000,000	3,526,200
County of Pima AZ
4.00%, 07/01/2022	13,160,000	14,168,846
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	11,075,200
Glendale Industrial Development Authority
4.00%, 07/01/2028	300,000	303,603
5.00%, 07/01/2033	435,000	463,075
5.00%, 07/01/2038	450,000	470,696
5.00%, 07/01/2048	915,000	943,621
Industrial Development Authority of the City of Phoenix
2.30%, 12/01/2035 (1)	13,000,000	13,001,040
5.00%, 07/01/2037	4,750,000	5,348,025
Maricopa County Industrial Development Authority
5.75%, 01/01/2036 (2)	100,000	101,866
5.00%, 01/01/2048 (1)	1,300,000	1,441,518
5.00%, 01/01/2048 (1)	1,000,000	1,160,390
6.00%, 01/01/2048 (2)	635,000	650,323
Maricopa County Special Health Care District
5.00%, 07/01/2025	5,000,000	5,947,200
5.00%, 07/01/2026	7,000,000	8,482,110
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	214,730
Peoria Industrial Development Authority
5.00%, 11/15/2019	60,000	60,493
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2022	1,200,000	1,311,648
5.00%, 01/01/2024	1,600,000	1,847,360
5.00%, 01/01/2033	1,000,000	1,219,250
Salt Verde Financial Corp.
5.00%, 12/01/2037	3,500,000	4,375,420
State of Arizona
5.00%, 10/01/2020	840,000	872,894
5.00%, 10/01/2021	740,000	791,082
5.00%, 10/01/2022	785,000	862,268
5.00%, 10/01/2023	1,035,000	1,163,640
5.00%, 10/01/2024	1,075,000	1,235,885
Tempe Industrial Development Authority
4.00%, 10/01/2023 (2)	1,250,000	1,259,037
6.00%, 10/01/2037 (2)	40,000	44,347
6.13%, 10/01/2047 (2)	80,000	88,028
6.13%, 10/01/2052 (2)	80,000	87,794
		131,681,556
Arkansas - 0.01%
Arkansas State University
4.00%, 03/01/2020	525,000	536,188

California - 3.61%
ABAG Finance Authority for Nonprofit Corp.
5.00%, 08/01/2033	1,300,000	1,463,995
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,814,850
5.00%, 10/01/2037	2,000,000	2,245,180
Alisal Union School District
5.25%, 08/01/2042	740,000	882,013
Bay Area Toll Authority
2.75% (SIFMA Municipal Swap Index + 1.25%), 04/01/2036 (3)	1,000,000	1,043,880
2.10%, 04/01/2045 (1)	2,790,000	2,811,539
2.85%, 04/01/2047 (1)	1,000,000	1,044,450
2.95%, 04/01/2047 (1)	1,170,000	1,232,057
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,150,022
5.00%, 11/01/2032 (1)	1,400,000	1,564,696
5.00%, 07/01/2034 (1)	1,710,000	1,904,872
1.25%, 10/01/2036 (1)	2,500,000	2,482,350
California Municipal Finance Authority
5.00%, 08/15/2029	1,000,000	1,238,790
5.00%, 12/31/2029	2,300,000	2,739,185
5.00%, 08/15/2034	1,065,000	1,268,191
4.00%, 08/15/2037	1,560,000	1,612,681
4.00%, 08/15/2042	1,000,000	1,022,840
5.00%, 12/31/2043	6,835,000	7,774,813
5.00%, 12/31/2047	555,000	628,732
California Pollution Control Financing Authority
2.30%, 08/01/2023 (1) (2)	7,000,000	7,000,630
California Public Finance Authority
5.00%, 10/15/2047	1,775,000	1,946,838
California State Public Works Board
5.00%, 03/01/2024	2,500,000	2,893,575
5.00%, 03/01/2025	3,280,000	3,877,255
5.00%, 11/01/2037	235,000	258,089
5.00%, 09/01/2039	5,705,000	6,414,987
California Statewide Communities Development Authority
5.00%, 10/01/2028	1,100,000	1,183,457
5.00%, 11/01/2032 (2)	1,135,000	1,309,291
5.00%, 01/01/2038	750,000	848,497
5.00%, 05/15/2040	400,000	447,120
5.00%, 11/01/2041 (2)	875,000	982,564
5.00%, 04/01/2042	2,000,000	2,146,300
5.00%, 01/01/2043	1,000,000	1,122,920
5.00%, 01/01/2048	2,840,000	3,172,337
5.25%, 12/01/2048 (2)	800,000	897,448
5.38%, 11/01/2049 (2)	100,000	107,434
5.50%, 12/01/2054	1,960,000	2,142,907
5.25%, 12/01/2056 (2)	1,000,000	1,093,400
5.50%, 12/01/2058 (2)	4,845,000	5,484,491
Centinela Valley Union High School District
4.00%, 08/01/2019	415,000	418,399
City of Los Angeles Department of Airports
5.25%, 05/15/2031	4,805,000	5,926,920
5.25%, 05/15/2032	3,210,000	3,940,949
5.00%, 05/15/2033	1,250,000	1,498,350
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2034	3,000,000	3,572,610
Cucamonga Valley Water District
5.38%, 09/01/2035	3,320,000	3,608,906
Foothill-De Anza Community College District
5.00%, 04/01/2035	250,000	286,900
5.00%, 04/01/2036	200,000	229,212
Golden State Tobacco Securitization Corp.
5.00%, 06/01/2021	285,000	304,012
5.00%, 06/01/2022	400,000	436,988
5.00%, 06/01/2023	455,000	507,143
0.00%, 06/01/2024	1,000,000	903,550
5.00%, 06/01/2024	255,000	287,938
5.30%, 06/01/2037	1,000,000	1,010,520
5.00%, 06/01/2040	2,000,000	2,247,280
5.00%, 06/01/2047	925,000	920,366
5.25%, 06/01/2047	2,500,000	2,525,175
Irvine Unified School District
5.00%, 03/01/2057	800,000	880,656
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,432,536
5.00%, 12/01/2030	2,520,000	2,977,405
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,012,273
5.00%, 08/01/2028	1,000,000	1,177,810
5.00%, 08/01/2029	775,000	907,238
5.00%, 08/01/2030	2,530,000	2,949,702
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2028	1,250,000	1,507,613
5.00%, 03/01/2030	1,700,000	2,023,255
Orange County Community Facilities District
5.25%, 08/15/2045	1,000,000	1,097,300
Orchard School District
0.00%, 08/01/2022	2,940,000	2,771,450
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,024,818
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2023	225,000	253,605
5.00%, 05/01/2023	225,000	253,604
State of California
5.00%, 08/01/2022	1,535,000	1,708,317
5.00%, 09/01/2022	2,000,000	2,231,220
5.00%, 09/01/2022	3,140,000	3,503,015
5.00%, 08/01/2023	3,000,000	3,429,450
5.63%, 04/01/2026	1,625,000	1,630,086
5.00%, 09/01/2026	2,000,000	2,443,260
5.00%, 08/01/2027	620,000	736,734
5.00%, 08/01/2029	935,000	1,125,609
5.00%, 09/01/2029	370,000	446,002
5.00%, 08/01/2030	3,500,000	4,188,835
5.75%, 04/01/2031	1,530,000	1,531,117
2.50% (1 Month LIBOR USD + 0.76%), 12/01/2031 (3)	750,000	754,732
5.00%, 04/01/2032	6,000,000	7,762,020
6.00%, 04/01/2035	425,000	425,000
6.00%, 04/01/2035	575,000	575,443
4.00%, 09/01/2035	3,625,000	3,952,519
Tobacco Securitization Authority of Northern California
4.75%, 06/01/2023	5,510,000	5,538,542
		173,131,060
Colorado - 2.37%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,500,200
Amber Creek Metropolitan District
5.00%, 12/01/2037	750,000	756,720
5.13%, 12/01/2047	1,075,000	1,083,675
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150,000	1,470,539
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	514,110
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525,000	542,377
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	512,345
Centerra Metropolitan District No 1
2.70%, 12/01/2019 (2)	273,000	273,246
City & County of Denver CO
5.00%, 10/01/2032	10,345,000	11,098,736
5.00%, 08/01/2041	3,080,000	3,550,193
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465,000	4,871,672
5.00%, 11/15/2029	3,070,000	3,697,539
5.00%, 12/01/2031	7,000,000	8,437,380
5.00%, 12/01/2035	5,500,000	6,522,505
Colorado Health Facilities Authority
0.00%, 07/15/2022	980,000	925,159
5.00%, 12/01/2022	1,855,000	2,041,131
5.00%, 01/01/2024	125,000	137,549
5.00%, 01/01/2026	100,000	111,085
5.00%, 01/01/2031	100,000	108,705
5.25%, 02/01/2031	2,250,000	2,369,317
5.00%, 11/15/2036 (1)	6,770,000	7,723,013
5.00%, 01/01/2037	250,000	267,425
5.25%, 05/15/2037	475,000	527,616
5.00%, 10/01/2038 (1)	630,000	673,760
2.94% (1 Month LIBOR USD + 1.25%), 10/01/2039 (3)	2,000,000	2,008,480
5.25%, 01/01/2040	540,000	581,785
5.00%, 02/01/2041	500,000	517,770
2.80%, 05/15/2042 (1)	3,105,000	3,174,179
5.25%, 01/01/2045	510,000	547,633
6.13%, 12/01/2045 (2)	375,000	392,145
5.00%, 09/01/2046	1,000,000	1,113,800
6.25%, 12/01/2050 (2)	205,000	215,209
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	645,000	699,832
5.00%, 12/31/2051	550,000	595,265
5.00%, 12/31/2056	1,925,000	2,077,171
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635,000	685,400
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	518,955
Denver City & County School District No 1
5.25%, 12/01/2038	3,595,000	3,814,619
Denver Convention Center Hotel Authority
5.00%, 12/01/2022	4,950,000	5,393,223
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,360,000	1,410,633
5.63%, 12/01/2048	2,130,000	2,212,367
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800,000	2,008,440
Denver Urban Renewal Authority
5.25%, 12/01/2039 (2)	1,000,000	1,022,710
E-470 Public Highway Authority
0.00%, 09/01/2020	730,000	709,348
2.72% (1 Month LIBOR USD + 1.05%), 09/01/2039 (3)	275,000	277,420
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000,000	2,273,920
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000,000	2,460,820
Painted Prairie Metropolitain District No 2
5.25%, 12/01/2048	500,000	507,540
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	1,939,578
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650,000	744,367
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290,000	1,331,564
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	749,243
5.50%, 12/01/2046	1,500,000	1,540,950
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	875,271
5.00%, 12/01/2046	1,880,000	1,922,657
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	505,370
Southlands Metropolitan District No 1
3.00%, 12/01/2022	238,000	237,831
3.50%, 12/01/2027	500,000	500,285
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500,000	506,465
University of Colorado
5.00%, 06/01/2047	500,000	577,950
University of Colorado Hospital Authority
5.00%, 11/15/2038 (1)	1,020,000	1,097,489
4.00%, 11/15/2047 (1)	5,000,000	5,042,350
		113,506,031
Connecticut - 2.70%
City of Hartford CT
5.00%, 08/15/2019	1,700,000	1,719,635
5.00%, 07/15/2021	3,300,000	3,538,623
5.00%, 07/15/2022	2,250,000	2,476,440
5.00%, 07/15/2023	2,000,000	2,252,600
5.00%, 07/15/2026	2,430,000	2,837,365
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,503,155
5.00%, 03/01/2028	1,490,000	1,773,189
5.00%, 03/01/2033	1,900,000	2,204,361
City of New Haven CT
5.25%, 08/01/2023	1,115,000	1,258,768
5.00%, 08/15/2023	900,000	1,027,395
5.00%, 08/15/2029	2,000,000	2,314,120
5.00%, 08/15/2031	1,000,000	1,144,900
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,652,285
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,253,850
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2029	1,000,000	1,215,510
2.05%, 07/01/2035 (1)	6,570,000	6,636,160
1.80%, 07/01/2049 (1)	5,280,000	5,285,702
Connecticut State Health & Educational Facility Authority
1.00%, 07/01/2042 (1)	10,000,000	9,983,600
1.00%, 07/01/2042 (1)	18,000,000	17,970,480
2.00%, 07/01/2042 (1)	4,370,000	4,366,198
5.00%, 07/01/2043	1,750,000	1,864,468
4.00%, 07/01/2046	880,000	899,034
Harbor Point Infrastructure Improvement District
7.88%, 04/01/2039	2,153,000	2,286,787
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022 (2)	955,000	986,782
State of Connecticut
5.00%, 08/01/2019	20,380,000	20,604,180
5.00%, 09/01/2022	5,725,000	6,312,442
0.00%, 04/15/2023	3,200,000	3,575,360
5.00%, 06/15/2027	1,680,000	1,939,308
5.00%, 09/15/2027	1,000,000	1,199,710
5.00%, 03/01/2029	1,500,000	1,679,205
0.00%, 04/15/2030	565,000	684,181
5.00%, 11/15/2032	200,000	227,300
0.00%, 04/15/2034	645,000	765,105
0.00%, 04/15/2035	225,000	265,766
State of Connecticut Special Tax Revenue
5.00%, 09/01/2023	900,000	1,019,583
5.00%, 01/01/2038	4,400,000	5,006,540
Town of Hamden CT
5.00%, 08/15/2026	500,000	568,870
5.00%, 08/15/2026	1,335,000	1,571,989
University of Connecticut
5.25%, 11/15/2034	3,705,000	4,416,175
		129,287,121
Delaware - 0.29%
County of Kent DE
5.00%, 07/01/2040	645,000	701,438
5.00%, 07/01/2048	2,305,000	2,495,508
County of Sussex DE
5.00%, 01/01/2036	2,515,000	2,729,177
Delaware State Economic Development Authority
5.40%, 02/01/2031	500,000	521,255
5.00%, 09/01/2036	1,225,000	1,346,593
5.00%, 09/01/2046	700,000	756,665
5.00%, 11/15/2048	2,000,000	2,220,820
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385,000	1,575,008
5.00%, 06/01/2043	1,000,000	1,121,000
5.00%, 06/01/2048	500,000	556,475
		14,023,939
District of Columbia - 2.03%
District of Columbia
5.00%, 12/01/2022	2,000,000	2,238,940
5.00%, 12/01/2027	6,770,000	7,030,848
5.00%, 06/01/2031	2,500,000	3,016,700
5.00%, 06/01/2032	8,285,000	9,961,387
5.00%, 06/01/2033	3,795,000	4,482,730
5.00%, 06/01/2034	10,000,000	11,305,000
5.00%, 06/01/2034	1,000,000	1,147,850
5.00%, 06/01/2034	2,100,000	2,508,681
5.00%, 06/01/2035	3,000,000	3,386,310
5.00%, 12/01/2036	670,000	721,576
5.00%, 07/01/2042	730,000	756,397
5.00%, 06/01/2046	1,600,000	1,729,184
5.00%, 07/01/2052	815,000	838,798
District of Columbia Housing Finance Agency
2.45%, 11/01/2021 (1)	13,750,000	13,881,175
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000,000	182,760
Metropolitan Washington Airports Authority
5.00%, 10/01/2023	850,000	966,042
5.00%, 10/01/2024	1,325,000	1,537,517
5.00%, 10/01/2027	500,000	608,390
5.00%, 10/01/2029	1,000,000	1,201,990
5.00%, 10/01/2030	1,480,000	1,613,866
5.00%, 10/01/2030	5,250,000	6,264,825
5.00%, 10/01/2031	5,335,000	6,433,423
5.00%, 10/01/2037	1,000,000	1,162,770
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2037	1,000,000	509,280
6.50%, 10/01/2041	2,000,000	2,539,940
5.00%, 10/01/2053	4,890,000	5,123,057
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330,000	1,516,519
5.00%, 10/01/2024	1,030,000	1,201,639
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032	2,965,000	3,562,151
		97,429,745
Florida - 5.75%
Alachua County Health Facilities Authority
6.00%, 11/15/2034	35,000	31,765
5.00%, 12/01/2036	1,000,000	1,108,280
5.00%, 12/01/2044	3,350,000	3,657,832
6.38%, 11/15/2049	300,000	262,257
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,460,356
Celebration Pointe Community Development District
4.00%, 05/01/2022 (2)	350,000	354,634
Citizens Property Insurance Corp.
5.00%, 06/01/2021	355,000	380,287
5.00%, 06/01/2022	2,150,000	2,371,299
City of Cape Coral FL Water & Sewer Revenue
1.65%, 09/01/2019	1,040,000	1,039,418
City of Gainesville FL Utilities System Revenue
1.51%, 10/01/2038 (1)	5,000,000	5,000,000
City of Jacksonville FL
5.00%, 06/01/2053 (2)	1,015,000	1,069,861
City of Miami Gardens FL
5.00%, 07/01/2034	1,725,000	1,951,389
City of Orlando FL
5.00%, 11/01/2029	2,000,000	2,399,260
5.00%, 10/01/2031	1,120,000	1,376,054
5.00%, 10/01/2032	1,300,000	1,538,914
5.00%, 10/01/2032	1,680,000	2,052,876
5.00%, 10/01/2035	1,200,000	1,448,448
5.00%, 10/01/2036	1,000,000	1,202,300
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,599,682
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,240,638
County of Broward FL Airport System Revenue
5.00%, 10/01/2022	1,185,000	1,310,681
5.00%, 10/01/2022	1,500,000	1,674,750
5.00%, 10/01/2022	125,000	138,257
5.00%, 10/01/2023	3,620,000	4,097,478
5.00%, 10/01/2023	125,000	141,488
5.00%, 10/01/2029	500,000	578,325
5.00%, 10/01/2030	405,000	481,577
5.00%, 10/01/2036	1,500,000	1,743,810
5.00%, 10/01/2040	10,000,000	11,195,700
5.00%, 10/01/2042	110,000	119,216
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,775,000	2,117,823
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,138,420
5.00%, 10/01/2024	1,785,000	2,088,557
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2020	1,000,000	1,046,910
5.00%, 10/01/2022	485,000	511,035
5.00%, 10/01/2031	3,000,000	3,266,070
5.00%, 10/01/2034	5,520,000	6,169,814
5.00%, 10/01/2035	1,000,000	1,115,020
5.00%, 10/01/2037	2,990,000	3,371,315
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2031	4,000,000	4,659,920
5.00%, 10/01/2032	1,275,000	1,477,024
County of Miami-Dade Seaport Department
6.00%, 10/01/2038	7,000,000	8,035,720
6.25%, 10/01/2038	2,000,000	2,302,360
1.50%, 10/01/2050 (1)	4,000,000	4,000,000
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,299,168
Florida Development Finance Corp.
5.00%, 02/15/2031	750,000	814,125
5.00%, 02/15/2038	600,000	643,014
5.00%, 02/15/2048	1,600,000	1,703,648
Florida Higher Educational Facilities Financial Authority
5.00%, 06/01/2048 (2)	1,110,000	1,180,385
Florida Municipal Power Agency
5.00%, 10/01/2025	3,475,000	4,146,161
Greater Orlando Aviation Authority
5.00%, 10/01/2022	1,000,000	1,106,060
5.00%, 10/01/2030	1,000,000	1,190,760
5.00%, 10/01/2031	2,000,000	2,302,900
5.00%, 10/01/2033	2,000,000	2,288,680
5.00%, 10/01/2046	1,000,000	1,131,200
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000,000	3,325,680
Hernando County School District
5.00%, 07/01/2024	805,000	929,550
Highlands County Health Facilities Authority
1.49%, 11/15/2035 (1)	4,200,000	4,200,000
Hillsborough County Aviation Authority
5.00%, 10/01/2032	375,000	460,020
5.00%, 10/01/2033	465,000	567,444
5.00%, 10/01/2034	2,150,000	2,612,358
5.00%, 10/01/2035	2,275,000	2,754,570
5.00%, 10/01/2036	2,650,000	3,196,006
5.00%, 10/01/2040	12,500,000	13,985,125
JEA Electric System Revenue
5.00%, 10/01/2026	1,120,000	1,322,989
Lakewood Ranch Stewardship District
4.00%, 05/01/2022	465,000	469,232
3.50%, 05/01/2024	225,000	225,259
4.35%, 05/01/2024 (2)	1,565,000	1,586,174
4.55%, 05/01/2024 (2)	1,175,000	1,188,959
Lee County Industrial Development Authority/FL
5.63%, 12/01/2037 (2)	250,000	256,440
5.75%, 12/01/2052 (2)	750,000	767,910
Manatee County School District
5.00%, 10/01/2025	520,000	619,731
Marion County School Board
5.00%, 06/01/2026	1,455,000	1,679,768
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	903,144
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855,000	3,153,033
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225,000	1,450,645
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	128,561
5.00%, 08/01/2026	155,000	184,018
5.00%, 08/01/2027	345,000	414,928
5.00%, 08/01/2028	400,000	479,528
5.00%, 08/01/2029	480,000	572,654
5.00%, 08/01/2030	680,000	806,555
5.00%, 08/01/2032	750,000	876,795
Miami-Dade County Industrial Development Authority
4.00%, 09/15/2019	140,000	140,830
Monroe County School District/FL
5.00%, 06/01/2033	500,000	590,690
5.00%, 06/01/2035	500,000	587,030
Orange County Convention Center/Orlando
5.00%, 10/01/2023	1,510,000	1,728,089
Orange County Health Facilities Authority
0.00%, 10/01/2039	750,000	850,650
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,168,740
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	50,000	56,123
5.00%, 12/01/2024	105,000	120,141
7.50%, 06/01/2049	100,000	112,861
7.50%, 06/01/2049	1,875,000	2,117,137
Palm Beach County School District
5.00%, 08/01/2023	500,000	569,325
5.00%, 08/01/2024	220,000	256,196
5.00%, 08/01/2026	3,750,000	4,536,675
5.00%, 08/01/2026	1,065,000	1,288,416
5.00%, 08/01/2029	8,000,000	9,905,600
5.00%, 08/01/2030	4,520,000	5,263,992
5.00%, 08/01/2032	3,000,000	3,459,660
Reedy Creek Improvement District
5.00%, 06/01/2023	2,740,000	3,108,941
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750,000	792,330
5.00%, 01/01/2047	875,000	920,833
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000,000	3,517,680
5.00%, 05/01/2026	1,000,000	1,166,320
5.00%, 02/01/2029	8,000,000	9,346,880
5.00%, 02/01/2030	500,000	580,605
5.00%, 05/01/2031 (1)	5,000,000	5,711,000
5.00%, 05/01/2031	5,000,000	5,770,050
School District of Broward County/FL
5.00%, 07/01/2022	1,000,000	1,102,840
5.00%, 07/01/2028	1,500,000	1,811,400
5.00%, 07/01/2029	2,545,000	3,067,285
5.00%, 07/01/2030	5,500,000	6,341,225
South Miami Health Facilities Authority
5.00%, 08/15/2023	250,000	282,578
5.00%, 08/15/2024	400,000	462,444
5.00%, 08/15/2025	700,000	826,021
State of Florida
5.00%, 06/01/2023	2,425,000	2,759,917
5.00%, 07/01/2023	2,630,000	2,997,542
5.00%, 06/01/2024	2,415,000	2,817,267
5.00%, 06/01/2024	4,500,000	5,249,565
5.00%, 07/01/2024	2,460,000	2,872,763
4.00%, 06/01/2030	9,390,000	9,955,372
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400,000	1,631,070
5.00%, 07/01/2024	4,000,000	4,660,200
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,132,360
Town of Davie FL
5.00%, 04/01/2048	1,440,000	1,617,005
West Villages Improvement District
0.00%, 05/01/2024	400,000	400,252
		275,903,897
Georgia - 2.12%
Atlanta Development Authority
6.75%, 01/01/2035	1,500,000	1,517,640
Atlanta Urban Residential Finance Authority
1.40%, 05/01/2020 (1)	3,000,000	2,999,430
Burke County Development Authority
3.25%, 11/01/2045 (1)	3,000,000	3,063,780
2.93%, 11/01/2053 (1)	2,940,000	2,989,186
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595,000	16,630,565
City of East Point GA
5.00%, 08/01/2019	955,000	964,798
5.00%, 08/01/2020	415,000	431,625
5.00%, 08/01/2021	250,000	267,233
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150,000	1,292,634
DeKalb County Hospital Authority/GA
6.13%, 09/01/2040	550,000	584,089
Fulton County Development Authority
5.00%, 04/01/2023	300,000	334,482
0.00%, 06/15/2044	580,000	691,580
5.00%, 04/01/2047	1,000,000	1,124,030
Gainesville & Hall County Development Authority
1.48%, 11/15/2033 (1)	6,000,000	6,000,000
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650,000	777,510
Glynn-Brunswick Memorial Hospital Authority
5.00%, 08/01/2022	1,220,000	1,327,433
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635,000	669,099
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500,000	569,350
Macon-Bibb County Housing Authority
2.04%, 04/01/2021 (1)	15,000,000	15,038,250
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037 (2)	1,000,000	1,021,530
Main Street Natural Gas, Inc.
5.00%, 05/15/2027	5,000,000	5,821,750
5.00%, 05/15/2028	2,500,000	2,940,125
5.00%, 05/15/2043	1,000,000	1,115,860
2.42% (1 Month LIBOR USD + 0.75%), 04/01/2048 (3)	6,400,000	6,350,656
4.00%, 04/01/2048 (1)	3,600,000	3,875,004
2.50% (1 Month LIBOR USD + 0.83%), 08/01/2048 (3)	1,700,000	1,690,565
4.00%, 08/01/2048 (1)	9,600,000	10,353,120
Marietta Development Authority
5.00%, 11/01/2037 (2)	625,000	677,081
5.00%, 11/01/2047 (2)	500,000	532,630
Monroe County Development Authority
2.00%, 07/01/2025 (1)	5,000,000	4,999,200
2.35%, 10/01/2048 (1)	500,000	498,675
Private Colleges & Universities Authority
5.00%, 04/01/2027	1,900,000	2,152,168
5.00%, 04/01/2044	1,000,000	1,087,080
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	133,736
State of Georgia
5.00%, 07/01/2023	1,000,000	1,141,070
		101,662,964
Guam - 0.03%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550,000	1,671,938

Hawaii - 0.72%
City & County of Honolulu HI
1.80% (SIFMA Municipal Swap Index + 0.30%), 09/01/2023 (3)	1,000,000	999,620
5.00%, 09/01/2024	1,275,000	1,494,045
1.82% (SIFMA Municipal Swap Index + 0.32%), 09/01/2027 (3)	5,000,000	4,998,100
5.00%, 10/01/2029	2,000,000	2,363,560
State of Hawaii
5.00%, 08/01/2023	1,925,000	2,197,965
5.00%, 01/01/2030	15,500,000	19,107,315
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275,000	1,527,080
5.00%, 07/01/2032	1,500,000	1,788,150
		34,475,835
Idaho - 0.07%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155,000	3,475,927

Illinois - 9.71%
Chicago Board of Education
5.00%, 12/01/2021	1,000,000	1,049,240
5.00%, 12/01/2023	2,000,000	2,136,560
5.00%, 12/01/2024	2,175,000	2,335,559
5.00%, 12/01/2024	130,000	139,597
0.00%, 12/01/2025	265,000	209,869
5.00%, 12/01/2025	1,160,000	1,253,264
5.00%, 12/01/2025	475,000	513,190
5.00%, 12/01/2025	2,500,000	2,863,050
5.00%, 12/01/2026	145,000	157,579
5.00%, 12/01/2026	3,660,000	3,977,505
5.00%, 12/01/2027	850,000	926,712
5.00%, 12/01/2028	1,270,000	1,387,424
6.75%, 12/01/2030 (2)	1,500,000	1,846,395
5.00%, 12/01/2033	300,000	324,081
5.00%, 12/01/2034	250,000	287,242
5.00%, 12/01/2041	785,000	800,653
5.25%, 12/01/2041	3,000,000	3,078,540
5.00%, 12/01/2042	200,000	205,210
5.00%, 12/01/2046	1,455,000	1,524,971
6.50%, 12/01/2046	100,000	114,740
7.00%, 12/01/2046 (2)	400,000	483,616
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,277,400
5.00%, 01/01/2027	1,800,000	2,079,468
5.50%, 01/01/2028	5,000,000	5,582,750
5.00%, 01/01/2032	2,000,000	2,200,380
5.00%, 01/01/2034	1,000,000	1,095,520
5.00%, 01/01/2046	300,000	335,232
Chicago O'Hare International Airport
5.00%, 01/01/2022	520,000	563,690
5.00%, 01/01/2023	1,000,000	1,118,170
5.00%, 01/01/2024	865,000	981,758
5.00%, 01/01/2025	415,000	479,669
5.00%, 01/01/2027	385,000	458,497
5.00%, 01/01/2028	1,000,000	1,182,460
5.00%, 01/01/2030	2,000,000	2,265,320
5.00%, 01/01/2030	520,000	626,012
5.00%, 01/01/2030	2,000,000	2,294,160
5.00%, 01/01/2031	660,000	765,607
5.00%, 01/01/2031	835,000	998,042
5.00%, 01/01/2031	700,000	788,865
5.00%, 01/01/2032	1,140,000	1,356,965
5.00%, 01/01/2032	10,225,000	11,622,553
5.00%, 01/01/2032	1,300,000	1,459,133
5.00%, 01/01/2033	1,200,000	1,422,984
5.00%, 01/01/2033	345,000	395,760
5.00%, 01/01/2033	2,520,000	2,857,201
5.00%, 07/01/2033	550,000	632,918
5.00%, 01/01/2034	400,000	457,576
5.00%, 01/01/2035	1,285,000	1,512,753
5.00%, 01/01/2036	430,000	489,327
5.00%, 01/01/2042	500,000	562,355
Chicago Park District
4.00%, 01/01/2022	500,000	519,235
5.00%, 01/01/2025	500,000	520,870
5.00%, 01/01/2029	3,000,000	3,329,010
5.00%, 01/01/2036	480,000	500,467
Chicago Transit Authority
5.00%, 06/01/2022	265,000	288,254
5.00%, 06/01/2023	240,000	266,582
5.00%, 06/01/2024	200,000	226,628
5.25%, 06/01/2024	2,000,000	2,129,300
5.00%, 06/01/2025	200,000	230,020
5.00%, 06/01/2026	8,275,000	9,631,438
5.00%, 06/01/2026	160,000	186,227
City of Chicago IL
4.25%, 01/01/2020	465,000	474,212
5.00%, 01/01/2022	460,000	501,989
5.00%, 01/01/2023	1,535,000	1,573,928
5.00%, 01/01/2026	425,000	500,455
5.00%, 01/01/2027	500,000	588,770
5.25%, 01/01/2027	2,435,000	2,679,717
5.00%, 01/01/2028	865,000	886,936
5.75%, 01/01/2034	2,000,000	2,275,040
5.00%, 01/01/2035	750,000	801,487
5.50%, 01/01/2035	1,000,000	1,093,190
5.00%, 01/01/2039	1,200,000	1,284,780
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,131,860
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2023	450,000	497,651
5.00%, 01/01/2024	500,000	563,140
5.00%, 01/01/2028	2,900,000	3,216,477
5.00%, 01/01/2029	1,300,000	1,437,657
5.00%, 01/01/2030	1,310,000	1,479,304
5.00%, 01/01/2030	1,000,000	1,167,660
5.00%, 01/01/2033	2,000,000	2,208,840
5.00%, 01/01/2039	1,000,000	1,082,810
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	1,030,000	1,078,482
5.00%, 11/01/2021	1,525,000	1,640,503
5.00%, 11/01/2022	1,000,000	1,103,310
4.00%, 11/01/2023	1,025,000	1,092,281
5.00%, 11/01/2023	650,000	732,583
5.00%, 11/01/2024	1,150,000	1,316,451
5.00%, 11/01/2024	250,000	286,185
5.00%, 11/01/2024	1,000,000	1,144,740
5.00%, 11/01/2025	1,000,000	1,129,610
5.00%, 11/01/2026	1,000,000	1,122,530
5.00%, 11/01/2033	500,000	554,630
City of Springfield IL
5.00%, 12/01/2024	340,000	385,931
5.00%, 12/01/2025	395,000	453,665
5.00%, 12/01/2026	160,000	182,446
City of Waukegan IL
4.00%, 12/30/2024	540,000	590,452
Cook County Community College District No 508
5.25%, 12/01/2028	1,150,000	1,222,714
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850,000	996,735
County of Cook IL
5.25%, 11/15/2022	405,000	425,266
5.00%, 11/15/2023	2,500,000	2,819,975
5.00%, 11/15/2025	2,500,000	2,753,275
5.00%, 11/15/2026	1,000,000	1,041,610
5.00%, 11/15/2026	1,450,000	1,672,851
5.25%, 11/15/2028	1,035,000	1,106,156
5.00%, 11/15/2029	1,000,000	1,130,930
5.00%, 11/15/2029	1,085,000	1,182,433
5.00%, 11/15/2030	500,000	564,015
5.00%, 11/15/2033	2,795,000	3,244,576
5.00%, 11/15/2034	1,200,000	1,338,972
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2035	3,000,000	3,516,840
County of Kendall IL
5.00%, 12/15/2024	2,190,000	2,532,910
Illinois Finance Authority
5.00%, 08/01/2021	445,000	474,415
5.00%, 02/15/2022	215,000	234,967
5.00%, 07/01/2022	1,000,000	1,106,520
5.00%, 12/01/2022	325,000	353,343
4.00%, 05/15/2023	500,000	516,480
5.00%, 11/15/2023	1,680,000	1,908,514
5.00%, 12/01/2023	1,880,000	2,120,884
5.00%, 01/01/2024	250,000	279,893
5.00%, 02/15/2024	215,000	246,940
5.00%, 05/15/2024	350,000	401,370
5.00%, 07/15/2025	230,000	272,148
5.00%, 08/01/2025	1,605,000	1,849,121
5.00%, 02/15/2026	360,000	430,250
5.00%, 03/01/2028	15,000	17,582
5.00%, 05/15/2028	12,620,000	15,271,083
5.00%, 01/01/2029	1,650,000	1,990,065
5.00%, 02/15/2029	1,445,000	1,731,963
5.00%, 12/01/2029	340,000	392,571
5.00%, 02/15/2030	1,240,000	1,474,930
5.00%, 07/01/2030	275,000	319,264
5.00%, 07/15/2030	710,000	855,671
5.00%, 08/01/2030	870,000	1,014,124
5.00%, 11/15/2030	2,000,000	2,278,880
5.00%, 01/01/2031	3,545,000	4,080,118
5.00%, 02/15/2031	300,000	354,249
5.00%, 05/15/2031	5,000,000	5,928,550
5.00%, 07/01/2031	1,420,000	1,681,493
5.25%, 08/15/2031	500,000	575,690
3.63%, 02/15/2032	355,000	367,265
4.00%, 09/01/2032	40,000	41,470
4.75%, 05/15/2033	960,000	977,194
5.00%, 05/15/2033	795,000	807,680
5.00%, 08/15/2033	250,000	280,078
5.00%, 01/01/2034	605,000	684,709
3.75%, 02/15/2034	200,000	207,012
5.00%, 02/15/2034	1,890,000	2,200,451
5.00%, 07/01/2034	300,000	340,317
5.00%, 08/15/2034	2,500,000	2,919,325
5.00%, 11/15/2034	300,000	336,048
5.00%, 11/15/2034	3,000,000	3,358,710
5.00%, 08/15/2035	100,000	111,101
5.00%, 08/15/2035	600,000	668,820
4.00%, 02/15/2036	800,000	856,768
5.00%, 02/15/2036	905,000	1,044,623
5.00%, 07/01/2036	830,000	934,447
5.00%, 08/15/2036	1,000,000	1,111,240
5.00%, 01/01/2037	2,785,000	3,135,826
5.25%, 02/15/2037	380,000	404,651
5.00%, 05/15/2037	395,000	414,793
5.00%, 05/15/2037	1,050,000	1,087,989
4.13%, 08/15/2037	900,000	917,082
5.00%, 08/15/2037	1,000,000	1,106,500
5.13%, 05/15/2038	1,000,000	1,008,200
6.00%, 08/15/2038	1,500,000	1,557,120
5.00%, 11/15/2038	3,795,000	4,185,961
8.00%, 05/15/2040	785,000	839,400
4.00%, 02/15/2041	2,895,000	3,022,206
5.00%, 02/15/2041	1,535,000	1,746,477
5.00%, 08/01/2042	120,000	131,402
1.75%, 11/15/2042 (1)	1,770,000	1,770,513
5.00%, 01/01/2044	4,145,000	4,595,230
5.00%, 08/15/2044	200,000	218,534
5.00%, 11/15/2045	2,565,000	2,804,904
8.00%, 05/15/2046	1,595,000	1,705,533
5.00%, 12/01/2046	5,950,000	6,490,082
5.00%, 05/15/2047	100,000	104,247
5.25%, 05/15/2047	280,000	290,251
5.00%, 08/01/2049	140,000	152,592
5.25%, 05/15/2054	1,000,000	1,001,250
5.00%, 07/15/2057 (1)	10,905,000	12,162,565
Illinois Municipal Electric Agency
5.00%, 02/01/2023	275,000	305,800
5.00%, 02/01/2031	470,000	540,932
Illinois Sports Facilities Authority
5.25%, 06/15/2032	1,735,000	1,932,096
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935,000	1,074,932
1.51%, 01/01/2031 (1)	3,425,000	3,425,000
5.00%, 12/01/2031	235,000	271,975
5.00%, 12/01/2032	425,000	490,484
5.00%, 01/01/2034	1,300,000	1,544,322
5.00%, 01/01/2038	2,700,000	3,031,263
5.00%, 01/01/2041	7,000,000	7,931,770
Illinois State University
5.00%, 04/01/2032	1,370,000	1,577,349
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125,000	4,760,745
5.00%, 02/01/2026	1,930,000	2,268,445
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,131,610
5.00%, 01/01/2027	100,000	117,754
5.00%, 01/01/2027	2,100,000	2,367,876
McHenry County Community Unit School District No 12 Johnsburg
5.00%, 01/01/2026	925,000	1,025,483
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	893,110
0.00%, 01/15/2025	1,000,000	868,150
0.00%, 01/15/2026	1,000,000	841,650
Metropolitan Pier & Exposition Authority
5.00%, 12/15/2026	2,000,000	2,113,860
0.00%, 06/15/2028	14,270,000	10,438,790
5.00%, 12/15/2028	2,815,000	2,958,593
5.00%, 12/15/2028	1,000,000	1,128,700
0.00%, 06/15/2029	2,500,000	1,743,400
0.00%, 12/15/2030	11,000,000	7,159,900
5.00%, 12/15/2032	550,000	607,162
0.00%, 12/15/2034	550,000	298,633
5.25%, 06/15/2050	3,275,000	3,319,213
5.00%, 06/15/2057	550,000	581,356
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2031	5,700,000	6,132,858
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375,000	1,642,960
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,645,515
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	2,265,000	2,534,082
5.50%, 06/01/2023	1,240,000	1,342,697
5.00%, 06/01/2024	5,275,000	6,024,261
Regional Transportation Authority
5.00%, 07/01/2020	400,000	415,756
5.00%, 07/01/2021	400,000	426,532
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000,000	1,134,740
5.00%, 01/01/2025	4,000,000	4,538,960
5.00%, 01/01/2026	2,000,000	2,297,880
State of Illinois
4.00%, 06/15/2019	315,000	316,251
4.50%, 06/15/2019	1,710,000	1,718,499
5.00%, 06/15/2019	1,435,000	1,443,581
5.00%, 11/01/2020	610,000	634,345
5.00%, 09/01/2021	1,365,000	1,443,133
5.00%, 10/01/2021	2,000,000	2,119,200
5.00%, 11/01/2021	2,625,000	2,786,306
5.00%, 01/01/2022	700,000	710,871
5.00%, 08/01/2022	3,000,000	3,240,090
5.00%, 09/01/2022	1,340,000	1,439,642
4.00%, 01/01/2023	330,000	338,022
5.00%, 02/01/2023	200,000	214,510
5.00%, 02/01/2023	235,000	252,049
5.00%, 09/01/2023	1,365,000	1,476,520
5.00%, 11/01/2023	1,000,000	1,084,640
5.00%, 06/15/2024	2,305,000	2,488,501
5.50%, 07/01/2024	1,000,000	1,091,920
5.00%, 09/01/2024	1,365,000	1,489,502
5.00%, 02/01/2025	455,000	486,718
5.00%, 05/01/2025	3,050,000	3,270,851
5.00%, 06/01/2025	880,000	965,976
5.00%, 06/15/2025	4,090,000	4,407,220
5.50%, 07/01/2025	400,000	434,392
5.00%, 11/01/2025	8,510,000	9,381,935
5.00%, 11/01/2025	2,040,000	2,249,018
5.00%, 06/01/2026	125,000	137,555
5.00%, 10/01/2026	2,270,000	2,503,969
5.00%, 11/01/2026	3,360,000	3,708,298
5.00%, 02/01/2027	1,130,000	1,247,509
5.00%, 11/01/2027	10,000,000	11,091,700
5.00%, 02/01/2028	1,000,000	1,099,850
5.00%, 05/01/2028	265,000	282,010
5.00%, 11/01/2028	5,000,000	5,517,150
5.00%, 02/01/2029	1,000,000	1,094,040
5.25%, 02/01/2029	3,720,000	3,977,833
5.00%, 04/01/2029	605,000	641,028
5.25%, 02/01/2030	100,000	106,546
5.25%, 02/01/2031	760,000	806,991
5.00%, 10/01/2031	800,000	875,552
5.00%, 05/01/2032	800,000	839,936
5.50%, 07/01/2038	1,500,000	1,585,110
Sugar Grove Public Library District
3.00%, 02/01/2020	390,000	394,419
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037 (2)	2,005,000	2,043,997
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,207,671
Village of Bolingbrook IL
4.00%, 03/01/2023	500,000	535,465
4.00%, 03/01/2025	500,000	546,575
4.00%, 03/01/2027	1,000,000	1,103,550
Village of Hillside IL
5.00%, 01/01/2024	925,000	953,934
Will County Community Unit School District No 365 Valley View
5.00%, 11/01/2023	420,000	475,125
5.00%, 11/01/2024	2,390,000	2,761,717
0.00%, 11/01/2025	520,000	440,221
0.00%, 11/01/2026	905,000	746,571
5.00%, 11/01/2026	1,800,000	2,153,610
		465,624,375
Indiana - 2.20%
Ball State University
5.00%, 07/01/2033	955,000	1,134,187
City of Whiting IN
5.25%, 01/01/2021	1,745,000	1,847,414
5.00%, 11/01/2045 (1)	3,000,000	3,297,720
Indiana Finance Authority
5.00%, 12/01/2024	3,000,000	3,535,590
5.00%, 05/01/2026	1,100,000	1,315,094
5.00%, 11/01/2026	1,200,000	1,446,900
6.00%, 12/01/2026	2,035,000	2,087,483
5.00%, 05/01/2027	700,000	849,744
5.00%, 05/01/2029	685,000	850,386
5.00%, 11/01/2029	2,350,000	2,831,256
5.00%, 09/01/2031	440,000	510,739
5.00%, 06/01/2032	2,750,000	2,777,830
5.25%, 02/01/2033	2,500,000	2,951,300
2.10%, 05/01/2034 (1)	2,700,000	2,700,297
5.00%, 03/01/2036	4,000,000	4,452,080
5.00%, 09/01/2036	1,000,000	1,136,330
5.25%, 10/01/2038	15,010,000	16,187,835
5.00%, 06/01/2039	1,000,000	1,004,310
1.40%, 12/01/2039 (1)	2,775,000	2,775,000
5.00%, 07/01/2048	3,600,000	3,835,224
5.25%, 01/01/2051	3,450,000	3,702,885
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031 (1)	3,000,000	3,000,390
Indiana Health Facility Financing Authority
2.00%, 10/01/2026 (1)	3,275,000	3,278,504
1.25%, 11/01/2027 (1)	1,020,000	1,014,125
1.35%, 11/01/2027 (1)	1,205,000	1,198,011
2.00%, 11/15/2036 (1)	2,070,000	2,079,833
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	389,477
5.00%, 01/01/2022	755,000	816,110
5.00%, 01/01/2023	285,000	315,506
5.00%, 07/15/2023	300,000	339,876
5.00%, 07/15/2024	1,000,000	1,158,420
5.00%, 07/15/2025	750,000	885,000
5.00%, 01/15/2026	720,000	855,576
5.00%, 01/15/2027	700,000	845,740
5.00%, 01/15/2028	500,000	612,335
5.00%, 01/01/2029	1,000,000	1,173,220
5.00%, 01/01/2031	1,000,000	1,159,930
4.00%, 02/01/2044	5,300,000	5,699,037
5.00%, 02/01/2044	12,000,000	14,202,960
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065,000	1,191,639
5.00%, 07/10/2023	1,740,000	1,969,054
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390,000	455,629
5.00%, 01/15/2029	540,000	629,030
5.00%, 01/15/2030	700,000	811,412
		105,310,418
Iowa - 0.42%
City of Coralville IA
4.00%, 05/01/2030	1,200,000	1,183,332
Iowa Finance Authority
3.13%, 12/01/2022	8,125,000	8,174,725
3.25%, 03/01/2023	3,300,000	3,300,627
5.25%, 12/01/2025	3,000,000	3,233,340
4.75%, 08/01/2042	980,000	1,014,094
5.00%, 05/15/2043	270,000	287,553
5.00%, 05/15/2048	685,000	727,463
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,775,000	2,029,269
		19,950,403
Kansas - 0.19%
City of Lenexa KS
5.00%, 05/15/2021	500,000	520,160
5.00%, 05/15/2039	325,000	345,020
Johnson County Unified School District No 232 De Soto
5.00%, 09/01/2022	350,000	388,857
Kansas Development Finance Authority
5.00%, 11/15/2032	7,325,000	7,959,272
		9,213,309
Kentucky - 2.49%
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,567,648
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,156,100
5.00%, 09/01/2025	1,250,000	1,471,413
Kentucky Economic Development Finance Authority
5.00%, 06/01/2024	1,000,000	1,112,490
5.00%, 05/15/2031	100,000	106,521
5.00%, 06/01/2037	325,000	354,815
6.38%, 06/01/2040	2,550,000	2,690,709
5.00%, 06/01/2041	225,000	244,172
5.25%, 06/01/2041	725,000	805,323
6.50%, 03/01/2045	1,000,000	1,056,490
5.00%, 06/01/2045	1,000,000	1,081,940
5.00%, 12/01/2045	300,000	337,461
5.00%, 05/15/2046	500,000	513,525
6.25%, 11/15/2046	750,000	745,058
5.00%, 12/01/2047	620,000	671,262
5.00%, 05/15/2051	325,000	332,800
Kentucky Higher Education Student Loan Corp.
5.00%, 06/01/2020	600,000	619,452
5.00%, 06/01/2021	610,000	645,551
Kentucky Housing Corp.
2.45%, 04/01/2021 (1)	13,000,000	13,110,630
Kentucky Public Energy Authority
4.00%, 04/01/2048 (1)	10,590,000	11,370,377
4.00%, 01/01/2049 (1)	10,000,000	10,866,000
4.00%, 12/01/2049 (1)	20,000,000	21,660,200
4.00%, 12/01/2049 (1)	11,620,000	12,594,686
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,000,000	1,091,320
6.00%, 07/01/2053	530,000	581,399
Kentucky State Property & Building Commission
5.00%, 05/01/2021	500,000	531,540
3.00%, 05/01/2025	525,000	544,204
5.00%, 05/01/2029	1,000,000	1,175,290
5.00%, 05/01/2029	1,025,000	1,224,424
5.00%, 05/01/2032	270,000	319,078
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2020	1,140,000	1,192,269
5.00%, 10/01/2023	1,565,000	1,768,544
5.00%, 12/01/2028	120,000	130,305
5.00%, 12/01/2029	1,250,000	1,353,650
5.00%, 10/01/2030	2,500,000	2,901,750
5.00%, 12/01/2030	130,000	140,236
5.00%, 10/01/2032	430,000	494,027
1.50%, 10/01/2033 (1)	1,705,000	1,705,000
1.85%, 10/01/2033 (1)	15,900,000	15,921,783
University of Louisville
3.00%, 09/01/2021	1,230,000	1,264,686
		119,454,128
Louisiana - 1.60%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,503,925
East Baton Rouge Parish Industrial Development Board, Inc.
1.39%, 08/01/2035 (1)	13,700,000	13,700,000
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,153,300
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038 (2)	600,000	617,850
5.63%, 06/15/2048 (2)	700,000	722,008
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,199,650
Louisiana Local Government Environmental Facilities & Community Development Authority
5.00%, 10/01/2028	1,045,000	1,277,377
6.50%, 08/01/2029	2,200,000	2,322,496
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,226,109
5.00%, 12/15/2022	230,000	256,523
5.00%, 12/15/2023	335,000	382,758
5.00%, 12/15/2024	330,000	384,569
5.00%, 12/15/2025	275,000	326,073
5.00%, 12/15/2026	300,000	361,737
0.00%, 10/01/2027	2,000,000	1,845,860
5.00%, 12/15/2028	250,000	302,975
5.00%, 12/15/2029	200,000	239,534
5.00%, 12/15/2030	150,000	177,960
5.00%, 05/15/2031	1,250,000	1,452,825
5.00%, 12/15/2031	390,000	459,907
5.00%, 05/15/2032	1,000,000	1,156,530
1.38%, 05/01/2042 (1)	13,525,000	13,525,000
Louisiana State Citizens Property Insurance Corp.
5.00%, 06/01/2021	4,000,000	4,282,280
New Orleans Aviation Board
5.00%, 01/01/2023	50,000	55,199
5.00%, 01/01/2024	1,400,000	1,575,448
5.00%, 01/01/2024	55,000	61,893
5.00%, 01/01/2027	850,000	966,178
5.00%, 01/01/2028	155,000	182,202
5.00%, 01/01/2029	810,000	912,376
5.00%, 01/01/2030	275,000	319,223
5.00%, 01/01/2033	740,000	845,050
5.00%, 01/01/2033	2,600,000	3,039,374
5.00%, 01/01/2034	170,000	193,528
5.00%, 01/01/2034	750,000	853,800
5.00%, 01/01/2034	2,750,000	3,203,613
5.00%, 01/01/2036	500,000	566,235
5.00%, 01/01/2037	500,000	563,580
5.00%, 01/01/2040	1,540,000	1,714,636
5.00%, 01/01/2040	1,000,000	1,099,470
State of Louisiana
5.00%, 07/15/2021	1,695,000	1,823,125
		76,852,176
Maine - 0.13%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,470,000	1,482,025
5.00%, 07/01/2041	1,235,000	1,340,370
5.00%, 07/01/2043	390,000	412,686
4.00%, 07/01/2046	330,000	331,703
5.00%, 07/01/2046	1,735,000	1,879,803
Maine Municipal Bond Bank
5.00%, 11/01/2033	650,000	784,986
		6,231,573
Maryland - 2.75%
City of Baltimore MD
5.00%, 09/01/2023	1,000,000	1,115,810
5.00%, 07/01/2026	720,000	872,445
5.00%, 07/01/2029	4,770,000	5,766,119
5.00%, 09/01/2030	3,000,000	3,460,350
5.00%, 09/01/2032	1,000,000	1,147,430
5.00%, 09/01/2036	1,000,000	1,120,610
5.00%, 09/01/2039	775,000	862,056
5.00%, 09/01/2046	1,500,000	1,651,230
City of Gaithersburg MD
5.00%, 01/01/2027	1,335,000	1,518,829
5.00%, 01/01/2033	130,000	144,837
5.00%, 01/01/2036	85,000	94,227
City of Rockville MD
4.00%, 11/01/2021	200,000	206,386
2.50%, 11/01/2024	245,000	245,002
3.00%, 11/01/2025	580,000	577,245
5.00%, 11/01/2030	65,000	71,404
5.00%, 11/01/2042	1,250,000	1,319,537
5.00%, 11/01/2047	1,230,000	1,293,001
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,182,082
County of Baltimore MD
5.00%, 10/01/2023	2,495,000	2,851,860
County of Montgomery MD
5.00%, 10/01/2024	1,210,000	1,423,408
5.38%, 07/01/2048	625,000	647,037
County of Prince George's MD
4.00%, 08/01/2027	3,000,000	3,276,240
4.00%, 08/01/2029	4,035,000	4,377,450
4.00%, 08/01/2030	9,865,000	10,628,354
Maryland Community Development Administration
2.34%, 04/01/2021	10,000,000	9,999,800
2.60%, 09/01/2022	2,630,000	2,682,495
2.70%, 03/01/2023	3,195,000	3,271,201
2.75%, 09/01/2023	1,010,000	1,038,351
2.85%, 03/01/2024	2,560,000	2,645,427
2.95%, 03/01/2025	3,025,000	3,147,452
3.10%, 03/01/2026	1,445,000	1,516,368
3.25%, 03/01/2027	2,325,000	2,463,756
Maryland Economic Development Corp.
5.00%, 06/01/2023	215,000	238,633
5.00%, 03/31/2024	2,500,000	2,683,925
5.00%, 09/30/2027	50,000	57,645
5.00%, 06/01/2028	2,000,000	2,385,020
5.00%, 09/30/2030	905,000	1,025,673
5.00%, 06/01/2035	1,415,000	1,628,283
5.00%, 03/31/2046	1,680,000	1,819,524
5.00%, 03/31/2051	1,640,000	1,772,856
5.00%, 06/01/2058	600,000	657,192
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2024	535,000	612,308
5.00%, 07/01/2024	745,000	852,250
5.50%, 01/01/2029	1,500,000	1,811,250
5.50%, 01/01/2030	1,750,000	2,099,020
5.00%, 07/01/2030	600,000	688,308
5.00%, 07/01/2032	750,000	853,605
5.00%, 07/01/2035	75,000	84,382
5.00%, 08/15/2038	1,945,000	2,163,540
4.00%, 07/01/2042	120,000	122,623
5.00%, 07/01/2043	500,000	555,540
5.00%, 07/01/2045	2,000,000	2,187,760
5.50%, 01/01/2046	1,290,000	1,468,407
5.00%, 07/01/2048	1,000,000	1,108,460
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	965,016
5.00%, 05/01/2032	765,000	893,444
Maryland State Transportation Authority
5.00%, 07/01/2030	4,655,000	5,671,233
Prince George's County Revenue Authority
5.00%, 05/01/2030	1,085,000	1,331,035
State of Maryland
5.00%, 03/01/2020	6,000,000	6,189,240
4.00%, 03/15/2021	1,170,000	1,197,893
5.00%, 08/01/2022	3,000,000	3,337,680
5.00%, 08/01/2024	1,450,000	1,699,037
State of Maryland Department of Transportation
4.00%, 09/01/2026	5,000,000	5,766,300
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000,000	5,346,850
		131,891,731
Massachusetts - 2.46%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,378,977
Commonwealth of Massachusetts
5.00%, 07/01/2022	485,000	537,637
5.50%, 12/01/2022	1,195,000	1,361,679
5.00%, 09/01/2025	2,245,000	2,503,130
5.00%, 09/01/2028	2,000,000	2,377,460
5.00%, 12/01/2030	1,500,000	1,800,600
5.00%, 01/01/2032	5,400,000	6,554,250
5.25%, 01/01/2033	6,000,000	7,509,420
5.00%, 07/01/2036	12,630,000	14,531,447
1.05%, 08/01/2043 (1)	10,515,000	10,420,680
1.70%, 08/01/2043 (1)	1,750,000	1,746,010
5.25%, 09/01/2043	1,250,000	1,511,888
5.00%, 03/01/2046	205,000	229,038
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2025	2,490,000	2,675,381
Massachusetts Development Finance Agency
5.00%, 07/01/2019	1,000,000	1,008,000
5.00%, 07/15/2022	355,000	395,537
5.00%, 07/01/2023	900,000	1,022,202
5.00%, 10/01/2024	2,020,000	2,324,313
5.00%, 07/01/2025	1,090,000	1,269,839
5.00%, 10/01/2025	905,000	1,046,171
5.00%, 07/01/2026	1,140,000	1,350,809
5.00%, 10/01/2026	955,000	1,118,773
5.00%, 07/01/2030	590,000	713,340
5.00%, 01/01/2031	475,000	544,212
5.00%, 01/01/2032	635,000	724,579
5.00%, 07/01/2032	500,000	592,260
5.00%, 01/01/2033	540,000	613,856
5.00%, 01/01/2034	710,000	805,112
5.00%, 07/01/2034	500,000	587,720
5.00%, 01/01/2035	745,000	841,843
5.00%, 01/01/2036	1,100,000	1,239,249
5.00%, 10/01/2037 (2)	500,000	537,210
5.00%, 07/01/2038 (1)	8,525,000	9,740,494
5.13%, 11/15/2046 (2)	800,000	832,944
5.00%, 10/01/2047 (2)	375,000	396,529
1.98% (SIFMA Municipal Swap Index + 0.48%), 07/01/2050 (3)	4,000,000	4,003,280
5.00%, 10/01/2057 (2)	1,535,000	1,611,919
Massachusetts Educational Financing Authority
4.00%, 07/01/2019	2,000,000	2,011,240
5.00%, 07/01/2026	5,000,000	5,891,600
Massachusetts Housing Finance Agency
2.05% (SIFMA Municipal Swap Index + 0.55%), 11/01/2048 (3)	10,000,000	10,000,000
Massachusetts Port Authority
5.00%, 07/01/2024	800,000	923,776
5.00%, 07/01/2025	295,000	347,448
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,759,320
5.00%, 10/15/2032	1,000,000	1,076,820
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2039 (1)	4,055,000	4,527,894
Massachusetts Water Resources Authority
5.00%, 08/01/2040	1,900,000	2,205,862
		118,201,748

Michigan - 3.21%
Avondale School District
5.00%, 11/01/2022	600,000	669,474
5.00%, 11/01/2023	680,000	777,587
5.00%, 11/01/2024	800,000	931,768
5.00%, 11/01/2025	785,000	933,404
5.00%, 11/01/2026	765,000	923,592
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,809,040
City of Detroit MI
5.00%, 04/01/2021	1,000,000	1,038,860
5.00%, 04/01/2022	835,000	881,459
5.00%, 04/01/2023	750,000	801,900
5.00%, 04/01/2024	900,000	971,919
5.00%, 04/01/2025	900,000	980,577
5.00%, 04/01/2034	1,000,000	1,078,290
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,372,866
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,064,240
City of Royal Oak MI
5.00%, 04/01/2029	500,000	608,050
5.00%, 04/01/2031	1,045,000	1,251,638
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	799,763
5.00%, 10/01/2022	800,000	873,768
5.00%, 10/01/2023	500,000	558,630
5.00%, 10/01/2024	765,000	871,832
Clarkston Community Schools
5.00%, 05/01/2022	445,000	489,233
County of Kent MI
5.00%, 06/01/2028	700,000	847,154
Detroit Downtown Development Authority
5.00%, 07/01/2037	540,000	586,008
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,265,221
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,511,020
5.00%, 07/01/2036	1,000,000	1,144,720
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2023	1,000,000	1,130,950
Karegnondi Water Authority
5.25%, 11/01/2040	130,000	144,534
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,440,721
5.00%, 05/01/2021	1,385,000	1,481,756
5.00%, 05/01/2025	3,275,000	3,871,017
Michigan Finance Authority
5.00%, 11/15/2022	275,000	305,426
5.00%, 10/01/2023	1,000,000	1,105,350
5.00%, 10/01/2024	3,000,000	3,523,950
5.00%, 11/01/2024	750,000	873,532
5.00%, 10/01/2025	5,000,000	6,006,400
5.00%, 11/01/2025	1,000,000	1,186,330
5.00%, 12/01/2026	1,190,000	1,445,267
5.00%, 12/01/2029	500,000	609,945
5.00%, 07/01/2030	600,000	689,136
5.00%, 10/01/2030	800,000	903,240
5.00%, 07/01/2033	350,000	394,887
5.00%, 12/01/2044 (1)	2,550,000	2,961,188
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	1,898,050
Michigan State Hospital Finance Authority
5.00%, 12/01/2022	125,000	139,555
5.00%, 12/01/2023	1,150,000	1,316,060
5.00%, 12/01/2024	275,000	321,665
5.00%, 12/01/2025	700,000	836,129
1.63%, 11/01/2027 (1)	2,745,000	2,744,286
5.00%, 12/01/2027	415,000	512,479
1.90%, 11/15/2047 (1)	3,000,000	3,009,690
2.40%, 11/15/2047 (1)	850,000	860,489
4.00%, 11/15/2047 (1)	9,750,000	10,618,530
4.00%, 11/15/2047 (1)	4,505,000	4,968,520
Michigan Strategic Fund
5.00%, 06/30/2025	2,000,000	2,299,600
5.00%, 12/31/2025	2,595,000	3,008,539
5.00%, 06/30/2026	2,800,000	3,270,652
1.45%, 09/01/2030 (1)	1,260,000	1,224,556
1.45%, 12/01/2033 (1)	8,050,000	8,050,000
Michigan Tobacco Settlement Finance Authority
6.00%, 06/01/2048	7,025,000	7,024,930
0.00%, 06/01/2052	7,500,000	392,925
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,194,330
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320,000	11,310,101
Royal Oak School District
5.00%, 05/01/2023	600,000	676,278
5.00%, 05/01/2024	600,000	690,954
State of Michigan
5.00%, 03/15/2020	1,670,000	1,723,791
5.00%, 03/15/2021	1,000,000	1,065,100
5.00%, 03/15/2022	1,170,000	1,284,180
5.00%, 03/15/2023	2,000,000	2,255,100
University of Michigan
1.32%, 04/01/2042 (1)	6,100,000	6,100,000
Wayne County Airport Authority
5.00%, 12/01/2022	200,000	223,288
5.00%, 12/01/2022	300,000	331,665
5.00%, 12/01/2023	400,000	457,180
5.00%, 12/01/2023	250,000	285,135
5.00%, 12/01/2023	550,000	621,253
5.00%, 12/01/2024	375,000	437,317
5.00%, 12/01/2024	500,000	575,545
5.00%, 12/01/2025	600,000	702,336
5.00%, 12/01/2027	4,055,000	4,752,095
5.00%, 12/01/2031	350,000	414,635
5.00%, 12/01/2033	300,000	353,964
5.00%, 12/01/2040	4,000,000	4,554,680
5.00%, 12/01/2042	1,000,000	1,096,270
5.00%, 12/01/2042	900,000	1,016,361
5.00%, 12/01/2047	1,000,000	1,124,140
		153,857,995
Minnesota - 0.58%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,260,750
5.00%, 10/01/2049	2,200,000	2,206,292
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,227,853
City of Moorhead MN
5.00%, 12/01/2025	775,000	867,760
City of North Oaks MN
5.00%, 10/01/2047	1,000,000	1,073,220
City of Rochester MN
5.00%, 12/01/2025	850,000	896,699
5.25%, 12/01/2038	1,000,000	1,020,190
City of St Paul Park MN
5.00%, 05/01/2053	400,000	417,436
Duluth Economic Development Authority
5.00%, 02/15/2033	500,000	580,605
5.00%, 02/15/2034	750,000	868,477
5.00%, 02/15/2037	1,250,000	1,431,388
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895,000	4,555,748
5.00%, 02/01/2026	2,315,000	2,756,517
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185,000	3,626,314
State of Minnesota
5.00%, 03/01/2020	1,040,000	1,072,999
5.00%, 06/01/2020	2,345,000	2,439,855
5.00%, 08/01/2023	1,465,000	1,674,715
		27,976,818
Mississippi - 0.86%
Mississippi Business Finance Corp.
1.38%, 11/01/2035 (1)	30,000,000	30,000,000
State of Mississippi
5.00%, 10/15/2019	4,545,000	4,626,901
5.00%, 10/15/2020	1,750,000	1,838,550
5.00%, 10/15/2021	1,300,000	1,406,600
5.00%, 10/15/2022	1,750,000	1,942,622
5.00%, 10/01/2030	1,000,000	1,215,520
		41,030,193
Missouri - 0.65%
Belton School District No 124
5.00%, 03/01/2028	250,000	311,797
5.50%, 03/01/2030	500,000	626,565
5.50%, 03/01/2033	500,000	615,770
5.50%, 03/01/2036	500,000	611,375
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	562,910
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285,000	343,602
5.00%, 01/01/2031	135,000	164,361
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400,000	465,744
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580,000	1,770,753
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2025	7,000,000	8,208,410
5.00%, 02/01/2029	1,000,000	1,162,950
5.00%, 02/01/2035	1,000,000	1,086,420
5.00%, 02/01/2036	200,000	226,278
4.00%, 02/01/2040	100,000	103,903
5.00%, 08/01/2040	1,145,000	1,213,769
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	95,000	98,651
4.38%, 11/15/2035	230,000	236,826
4.75%, 11/15/2047	250,000	258,053
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,565,505
Missouri State Health & Educational Facilities Authority
5.00%, 04/01/2027	1,500,000	1,694,835
St Louis County Industrial Development Authority
5.00%, 12/01/2025	985,000	1,043,578
5.50%, 09/01/2033	1,000,000	1,079,830
5.00%, 09/01/2038	930,000	998,550
5.13%, 08/15/2045	200,000	207,518
5.13%, 09/01/2048	2,755,000	2,955,812
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,133,040
5.38%, 06/01/2043	2,000,000	2,210,160
		30,956,965
Montana - 0.03%
City of Kalispell MT
5.25%, 05/15/2037	765,000	802,561
5.25%, 05/15/2047	500,000	521,445
		1,324,006
Nebraska - 0.24%
Central Plains Energy Project
5.00%, 09/01/2035	930,000	1,125,207
5.00%, 09/01/2042	1,175,000	1,272,125
5.00%, 03/01/2050 (1)	5,000,000	5,542,400
City of Omaha NE
5.00%, 01/15/2026	1,700,000	2,046,409
Nebraska Investment Finance Authority
4.00%, 09/01/2049	910,000	973,928
Omaha Airport Authority
5.00%, 12/15/2031	515,000	600,876
		11,560,945
Nevada - 0.98%
City of Carson City NV
5.00%, 09/01/2026	550,000	642,361
City of Reno NV
5.00%, 06/01/2038	150,000	173,255
0.00%, 07/01/2058 (2)	2,000,000	245,300
Clark County Nevada School District
5.00%, 06/15/2029	4,080,000	4,942,022
Clark County School District
5.00%, 06/15/2021	420,000	450,152
5.00%, 06/15/2023	370,000	417,508
5.00%, 06/15/2023	1,650,000	1,861,860
5.00%, 06/15/2024	4,500,000	5,186,385
5.00%, 06/15/2025	6,060,000	7,111,592
County of Clark Department of Aviation
5.00%, 07/01/2021	830,000	885,809
5.00%, 07/01/2021	1,000,000	1,066,100
5.00%, 07/01/2024	3,320,000	3,801,500
5.00%, 07/01/2024	1,250,000	1,427,950
5.00%, 07/01/2025	2,220,000	2,572,225
County of Clark NV
5.00%, 11/01/2028	3,000,000	3,642,210
5.00%, 11/01/2032	3,000,000	3,471,990
County of Washoe NV
1.50%, 08/01/2031 (1)	1,000,000	999,090
3.00%, 03/01/2036 (1)	700,000	720,755
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2033	1,140,000	1,279,251
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000,000	1,147,570
5.00%, 06/15/2040	685,000	757,124
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000,000	1,113,420
5.00%, 06/01/2039	2,815,000	3,205,722
		47,121,151
New Hampshire - 0.48%
New Hampshire Business Finance Authority
5.00%, 01/01/2024	720,000	799,589
New Hampshire Health and Education Facilities Authority Act
3.50%, 07/01/2022 (2)	100,000	100,250
5.00%, 07/01/2023	500,000	567,890
4.13%, 07/01/2024 (2)	255,000	255,931
5.25%, 07/01/2027 (2)	1,250,000	1,270,075
5.00%, 08/01/2027	750,000	907,703
5.00%, 10/01/2028	1,580,000	1,854,272
5.00%, 07/01/2030	390,000	471,529
5.00%, 10/01/2032	2,825,000	3,188,549
4.00%, 10/01/2038	115,000	117,688
5.00%, 10/01/2038	425,000	470,233
6.25%, 07/01/2042 (2)	700,000	748,237
5.00%, 07/01/2044	1,970,000	2,198,126
6.13%, 07/01/2052 (2)	495,000	523,304
New Hampshire Solid Waste Disposal Authority
2.25% (SIFMA Municipal Swap Index + 0.75%), 10/01/2033 (3)	9,500,000	9,473,970
		22,947,346
New Jersey - 3.19%
Burlington County Bridge Commission
5.63%, 01/01/2038	750,000	746,917
Camden County Improvement Authority
5.00%, 01/15/2028	500,000	608,590
5.00%, 01/15/2029	1,000,000	1,209,970
5.00%, 01/15/2033	500,000	591,845
County of Union NJ
3.00%, 03/01/2026	3,000,000	3,175,560
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,296,220
New Jersey Economic Development Authority
5.00%, 06/15/2019	4,500,000	4,529,790
4.00%, 01/01/2020	115,000	115,289
5.00%, 10/01/2022	810,000	880,697
5.00%, 01/01/2023	400,000	439,936
5.00%, 03/01/2023	4,045,000	4,427,293
5.00%, 03/01/2024	2,405,000	2,595,524
5.00%, 06/15/2024	2,000,000	2,228,380
5.00%, 06/15/2025	5,190,000	5,823,284
5.00%, 06/01/2026	900,000	1,055,907
5.50%, 01/01/2027	500,000	569,375
5.00%, 06/15/2028	605,000	649,008
5.00%, 06/15/2029	1,000,000	1,070,260
3.13%, 07/01/2029	1,000,000	1,004,560
5.00%, 06/15/2030	4,000,000	4,543,120
5.50%, 06/15/2030	2,000,000	2,301,600
5.63%, 11/15/2030	2,095,000	2,386,247
5.00%, 01/01/2031	500,000	554,190
5.13%, 01/01/2034	705,000	781,993
5.00%, 06/15/2035	1,595,000	1,766,829
5.00%, 10/01/2037	4,225,000	4,618,685
5.25%, 01/01/2044	190,000	194,385
5.00%, 10/01/2047	2,450,000	2,651,586
5.63%, 01/01/2052	2,000,000	2,220,300
New Jersey Educational Facilities Authority
5.00%, 06/01/2023	930,000	1,022,888
5.00%, 07/01/2023	3,390,000	3,750,391
5.00%, 07/01/2032	4,920,000	5,629,661
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2019	1,225,000	1,233,624
5.00%, 07/01/2021	40,000	42,598
5.00%, 07/01/2022	540,000	590,517
5.00%, 07/01/2023	140,000	156,386
5.00%, 07/01/2023	530,000	601,730
5.00%, 07/01/2024	110,000	125,073
5.00%, 07/01/2024	2,500,000	2,751,275
5.00%, 07/01/2025	120,000	138,586
5.00%, 07/01/2026	40,000	46,813
5.00%, 07/01/2027	60,000	70,031
5.00%, 07/01/2028	155,000	186,108
5.00%, 07/01/2030	165,000	189,324
5.00%, 07/01/2031	430,000	440,905
5.63%, 07/01/2032	380,000	413,706
5.00%, 07/01/2033	500,000	574,125
5.00%, 07/01/2041	815,000	888,326
5.00%, 07/01/2046	2,375,000	2,619,910
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2019	500,000	510,500
5.50%, 12/01/2021	2,260,000	2,464,372
5.00%, 12/01/2044	1,000,000	1,064,670
New Jersey Housing & Mortgage Finance Agency
2.02%, 08/01/2021 (1)	3,000,000	3,007,290
2.41%, 10/01/2021 (1)	5,000,000	5,042,450
3.55%, 04/01/2027	2,190,000	2,284,236
3.65%, 04/01/2028	1,580,000	1,654,323
New Jersey Transportation Trust Fund Authority
5.25%, 12/15/2022	1,760,000	1,940,717
5.00%, 12/15/2023	2,700,000	3,007,476
5.25%, 12/15/2023	3,940,000	4,432,185
5.50%, 12/15/2023	190,000	215,834
5.00%, 06/15/2025	450,000	493,848
0.00%, 12/15/2026	2,600,000	2,046,356
5.00%, 06/15/2027	235,000	272,257
5.00%, 06/15/2029	1,200,000	1,370,712
0.00%, 12/15/2030	2,000,000	1,309,300
5.00%, 12/15/2030	2,000,000	2,276,120
5.00%, 06/15/2031	3,545,000	4,001,029
5.50%, 06/15/2031	1,000,000	1,055,050
5.00%, 06/15/2032	2,725,000	3,072,519
5.00%, 06/15/2032	1,860,000	1,956,292
5.00%, 12/15/2032	1,340,000	1,508,183
5.00%, 12/15/2033	14,340,000	16,067,110
0.00%, 12/15/2035	1,305,000	677,530
5.00%, 12/15/2035	2,760,000	3,070,748
New Jersey Turnpike Authority
5.00%, 01/01/2033	5,000,000	5,712,000
State of New Jersey Healthcare Facilities, Tender Option Bond Trust, Series 2017-ZM0546
1.65%, 07/01/2025 (1) (2)	600,000	600,000
Tobacco Settlement Financing Corp./NJ
5.00%, 06/01/2023	570,000	632,917
5.25%, 06/01/2046	2,300,000	2,550,654
Township of Montclair NJ
4.00%, 03/01/2023	800,000	873,432
4.00%, 03/01/2027	325,000	375,525
		153,054,952
New Mexico - 0.27%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400,000	2,907,552
5.00%, 07/01/2028	1,700,000	2,050,098
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	955,376
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	573,628
New Mexico Mortgage Finance Authority
1.35%, 06/01/2020 (1)	3,000,000	2,999,760
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,648,549
		13,134,963
New York - 10.84%
Build NYC Resource Corp.
5.00%, 08/01/2022	200,000	221,138
5.00%, 08/01/2023	230,000	260,756
4.88%, 05/01/2031 (2)	750,000	773,572
5.00%, 01/01/2035 (2)	3,900,000	4,204,278
5.50%, 05/01/2048 (2)	1,350,000	1,414,787
City of New York NY
5.00%, 08/01/2021	6,000,000	6,472,080
5.00%, 08/01/2022	1,065,000	1,182,682
5.00%, 08/01/2025	1,600,000	1,911,808
5.00%, 08/01/2027	2,975,000	3,549,830
5.00%, 08/01/2027	400,000	471,488
5.00%, 08/01/2028	400,000	477,744
5.00%, 08/01/2028	3,975,000	4,728,302
5.00%, 08/01/2028	700,000	845,320
5.00%, 08/01/2029	1,500,000	1,849,410
5.00%, 08/01/2029	1,305,000	1,608,987
5.00%, 08/01/2032	1,745,000	2,093,250
1.50%, 10/01/2038 (1)	5,500,000	5,500,000
1.45%, 04/01/2042 (1)	2,500,000	2,500,000
1.43%, 06/01/2044 (1)	5,000,000	5,000,000
1.37%, 12/01/2047 (1)	5,000,000	5,000,000
City of Yonkers NY
5.00%, 09/01/2022	2,350,000	2,609,252
5.00%, 09/01/2025	1,015,000	1,204,856
County of Broome NY
3.00%, 05/03/2019	8,000,000	8,009,040
County of Erie NY
5.00%, 06/01/2019	1,000,000	1,005,650
5.00%, 09/15/2019	500,000	507,840
5.00%, 06/01/2020	500,000	519,870
5.00%, 09/15/2020	350,000	367,328
5.00%, 06/01/2021	750,000	804,923
5.00%, 09/15/2021	225,000	243,544
5.00%, 06/01/2025	1,000,000	1,183,450
County of Nassau NY
5.00%, 10/01/2024	5,000,000	5,824,650
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,145,485
County of Suffolk NY
4.00%, 02/01/2028	1,865,000	2,104,503
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	631,134
Genesee Valley Central School District
4.00%, 08/28/2019	1,400,000	1,412,908
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	530,000	143,842
0.00%, 01/01/2055	710,000	601,420
5.00%, 01/01/2056	485,000	503,895
Hempstead Town Local Development Corp.
5.89%, 02/01/2032	1,250,000	1,284,575
6.47%, 02/01/2033	1,000,000	1,066,320
6.24%, 02/01/2047	1,000,000	1,020,980
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2035	1,700,000	2,013,259
Long Island Power Authority
5.00%, 09/01/2022	1,000,000	1,113,140
5.00%, 09/01/2023	550,000	629,106
5.00%, 09/01/2024	2,735,000	3,017,553
5.00%, 09/01/2024	565,000	662,389
5.00%, 09/01/2025	1,000,000	1,195,720
5.00%, 09/01/2026	2,000,000	2,432,420
5.00%, 09/01/2027	6,500,000	8,022,625
2.49% (1 Month LIBOR USD + 0.75%), 05/01/2033 (3)	10,000,000	10,020,100
5.00%, 09/01/2039	1,725,000	2,036,225
Metropolitan Transportation Authority
5.00%, 05/15/2020	1,400,000	1,449,518
5.00%, 09/01/2021	25,000,000	26,791,000
5.00%, 11/15/2021	640,000	692,070
5.00%, 11/15/2021	500,000	540,680
5.00%, 11/15/2023	3,225,000	3,662,116
1.95% (SIFMA Municipal Swap Index + 0.45%), 11/01/2026 (3)	2,910,000	2,903,860
0.00%, 11/15/2033	1,600,000	993,104
2.32% (1 Month LIBOR USD + 0.65%), 11/01/2035 (3)	8,675,000	8,685,150
5.00%, 11/15/2036	10,000,000	11,270,500
5.25%, 11/15/2036	1,015,000	1,213,686
5.00%, 11/15/2045 (1)	4,470,000	4,690,595
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,589,820
5.00%, 11/15/2056	4,380,000	4,769,032
Nassau County Industrial Development Agency
6.50%, 01/01/2034	672,500	687,113
6.70%, 01/01/2049	793,750	799,251
New York City Housing Development Corp.
2.75%, 05/01/2050 (1)	6,500,000	6,614,920
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2024	200,000	233,686
5.00%, 07/15/2032	2,000,000	2,400,880
5.00%, 07/15/2037	5,000,000	5,788,150
New York City Transitional Finance Authority Future Tax Secured Revenue
1.66%, 11/01/2022 (1)	2,035,000	2,035,000
5.00%, 11/01/2028	1,500,000	1,787,520
5.00%, 11/01/2029	2,000,000	2,345,600
5.00%, 02/01/2030	4,480,000	5,313,773
5.00%, 05/01/2033	2,535,000	3,078,453
5.00%, 08/01/2034	700,000	848,617
5.00%, 08/01/2035	1,600,000	1,933,136
5.00%, 02/01/2041	200,000	227,100
1.43%, 08/01/2042 (1)	7,600,000	7,600,000
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	7,090,497
5.00%, 06/15/2032	5,000,000	5,347,000
5.00%, 06/15/2035	9,025,000	10,530,551
5.00%, 06/15/2036	5,000,000	5,817,600
5.00%, 06/15/2037	6,000,000	6,894,060
5.00%, 06/15/2039	8,320,000	9,519,328
1.43%, 06/15/2044 (1)	20,000,000	20,000,000
1.43%, 06/15/2049 (1)	7,000,000	7,000,000
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,470,910
New York Liberty Development Corp.
5.25%, 10/01/2035	2,285,000	2,931,701
5.38%, 11/15/2040 (2)	4,500,000	4,864,860
5.00%, 11/15/2044 (2)	1,500,000	1,598,850
5.75%, 11/15/2051	2,000,000	2,192,640
New York State Dormitory Authority
4.00%, 12/01/2019 (2)	500,000	505,985
5.00%, 12/01/2022 (2)	900,000	986,310
5.00%, 07/01/2023	250,000	284,385
5.00%, 12/15/2023	1,000,000	1,123,740
5.00%, 03/15/2024	3,700,000	4,298,401
5.00%, 05/01/2024	4,870,000	5,638,924
5.00%, 07/01/2024	250,000	291,125
5.00%, 07/01/2025	250,000	297,035
5.00%, 03/15/2027	2,500,000	2,955,950
5.00%, 10/01/2028	1,735,000	2,135,126
5.00%, 10/01/2029	1,430,000	1,748,418
5.00%, 10/01/2030	1,910,000	2,318,358
5.25%, 03/15/2033	6,000,000	7,104,420
5.00%, 03/15/2035	18,190,000	22,103,397
5.00%, 10/01/2041	13,205,000	14,024,634
New York State Housing Finance Agency
1.42%, 11/01/2046 (1)	6,950,000	6,950,000
New York State Thruway Authority
5.00%, 05/01/2019	18,800,000	18,852,076
5.00%, 01/01/2032	2,835,000	3,238,335
New York State Urban Development Corp.
5.00%, 03/15/2022	360,000	395,906
5.00%, 03/15/2023	700,000	792,176
5.00%, 03/15/2024	400,000	464,280
5.00%, 03/15/2032	9,500,000	11,459,850
5.00%, 03/15/2035	2,800,000	3,169,068
New York Transportation Development Corp.
5.00%, 08/01/2019	2,000,000	2,017,460
5.00%, 08/01/2021	2,410,000	2,544,454
5.00%, 01/01/2023	270,000	297,051
5.00%, 08/01/2026	1,000,000	1,049,300
5.00%, 01/01/2031	1,015,000	1,189,986
5.00%, 08/01/2031	5,105,000	5,316,960
5.00%, 01/01/2034	5,500,000	6,370,320
5.00%, 07/01/2041	2,300,000	2,498,559
5.00%, 07/01/2046	800,000	865,928
Port Authority of New York & New Jersey
5.00%, 09/15/2024	5,115,000	5,947,006
5.00%, 09/15/2026	1,000,000	1,209,330
5.00%, 10/15/2028	4,000,000	4,693,040
5.25%, 07/15/2030	9,705,000	10,290,891
5.00%, 10/15/2033	3,500,000	3,956,505
Ravena Coeymans Selkirk Central School District
4.00%, 08/16/2019	200,000	201,776
State of New York Mortgage Agency
3.45%, 04/01/2026	2,185,000	2,289,377
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	323,040
5.00%, 07/01/2028	1,750,000	1,870,750
Tompkins County Development Corp.
5.00%, 07/01/2044	115,000	122,864
Town of Hempstead NY
4.00%, 06/15/2028	3,665,000	4,134,377
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2030	4,000,000	5,192,400
2.11% (Secured Overnight Financing Rate + 0.50%), 11/15/2038 (3)	20,000,000	20,035,600
Utility Debt Securitization Authority
5.00%, 12/15/2032	640,000	728,365
5.00%, 12/15/2033	12,000,000	14,088,720
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	164,654
		520,142,373
North Carolina - 1.58%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2031	1,500,000	1,620,510
1.40%, 01/15/2037 (1)	2,220,000	2,220,000
1.43%, 01/15/2048 (1)	14,460,000	14,460,000
5.00%, 01/15/2048 (1)	5,000,000	5,451,850
County of New Hanover NC
5.00%, 10/01/2022	1,000,000	1,105,350
5.00%, 10/01/2023	1,125,000	1,272,870
5.00%, 10/01/2034	1,000,000	1,163,830
County of Wake NC
5.00%, 03/01/2023	1,900,000	2,147,798
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,434,298
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2019	500,000	502,330
5.00%, 06/01/2021	500,000	532,640
1.95%, 07/01/2034 (1)	2,000,000	2,000,220
2.10%, 06/01/2038 (1)	810,000	810,113
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2021	1,965,000	2,084,177
North Carolina Educational Facilities Finance Agency
1.40%, 06/01/2027 (1)	9,400,000	9,400,000
North Carolina Medical Care Commission
5.00%, 10/01/2022	40,000	42,692
5.00%, 10/01/2023	30,000	32,467
5.00%, 10/01/2023	110,000	120,578
3.55%, 10/01/2024	1,110,000	1,113,241
5.00%, 10/01/2024	300,000	332,565
5.00%, 10/01/2024	35,000	38,263
5.00%, 10/01/2025	25,000	27,621
5.00%, 10/01/2025	250,000	280,415
5.00%, 10/01/2030	220,000	235,917
5.00%, 10/01/2030	460,000	510,444
5.00%, 10/01/2030	2,100,000	2,229,276
5.00%, 10/01/2031	245,000	271,507
5.00%, 10/01/2031	2,950,000	3,187,416
6.25%, 07/01/2035	1,000,000	1,100,960
5.00%, 09/01/2037	2,000,000	2,094,440
5.00%, 10/01/2037	250,000	265,558
4.88%, 07/01/2040	550,000	568,045
5.00%, 09/01/2041	440,000	461,639
5.00%, 10/01/2043	2,000,000	2,051,700
2.55%, 06/01/2048 (1)	3,955,000	3,991,030
2.20%, 12/01/2048 (1)	2,285,000	2,294,231
North Carolina Turnpike Authority
5.00%, 01/01/2027	530,000	634,919
5.00%, 01/01/2032	1,000,000	1,139,520
5.00%, 07/01/2051	1,700,000	1,843,769
State of North Carolina
5.00%, 03/01/2022	1,000,000	1,095,750
5.00%, 03/01/2023	2,335,000	2,628,159
		75,798,108
Ohio - 1.85%
Akron Bath Copley Joint Township Hospital District
5.25%, 11/15/2031	530,000	617,238
5.25%, 11/15/2032	645,000	747,394
5.25%, 11/15/2033	1,770,000	2,046,049
5.25%, 11/15/2046	1,255,000	1,414,824
American Municipal Power, Inc.
2.30%, 02/15/2038 (1)	2,900,000	2,935,409
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	3,600,000	3,510,216
6.50%, 06/01/2047	3,000,000	3,006,930
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450,000	2,799,811
Clermont County Port Authority
5.00%, 12/01/2029	750,000	871,492
5.00%, 12/01/2030	850,000	984,784
5.00%, 12/01/2031	650,000	751,979
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125,000	140,860
5.50%, 12/01/2053	900,000	1,006,506
County of Allen OH Hospital Facilities Revenue
5.00%, 08/01/2047 (1)	500,000	547,965
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,832,000
5.00%, 02/15/2042	525,000	570,302
5.50%, 02/15/2052	1,790,000	2,002,491
5.50%, 02/15/2057	1,245,000	1,387,329
County of Fairfield OH
4.25%, 06/15/2024	1,470,000	1,539,854
County of Franklin OH
5.00%, 11/15/2033 (1)	12,790,000	14,343,345
County of Hamilton OH
4.00%, 01/01/2021	450,000	458,743
5.00%, 01/01/2022	465,000	489,831
County of Muskingum OH
4.00%, 02/15/2023	1,700,000	1,771,009
5.00%, 02/15/2048	2,080,000	2,166,611
County of Wood OH
5.00%, 12/01/2032	115,000	120,703
5.00%, 12/01/2042	145,000	150,221
Miami University/Oxford OH
5.00%, 09/01/2034	700,000	820,078
Ohio Air Quality Development Authority
4.25%, 01/15/2038 (2)	250,000	257,948
4.50%, 01/15/2048 (2)	275,000	286,536
Ohio Housing Finance Agency
2.50%, 10/01/2021 (1)	2,850,000	2,876,277
2.45%, 11/01/2021 (1)	2,385,000	2,407,371
Ohio Water Development Authority
5.00%, 06/01/2028	9,290,000	11,656,163
Southeastern Ohio Port Authority
5.75%, 12/01/2032	445,000	480,346
6.00%, 12/01/2042	550,000	584,733
5.50%, 12/01/2043	1,000,000	1,059,490
State of Ohio
4.00%, 09/01/2021	3,980,000	4,211,994
5.00%, 08/01/2024	2,500,000	2,922,425
5.00%, 01/01/2030	1,170,000	1,439,135
1.95%, 11/01/2035 (1)	2,000,000	2,000,220
University of Akron
5.00%, 01/01/2037	6,675,000	7,609,567
University of Cincinnati
5.00%, 06/01/2028	250,000	305,120
5.00%, 06/01/2029	400,000	485,588
		88,616,887
Oklahoma - 0.99%
Cache Educational Facilities Authority
5.00%, 09/01/2026	3,220,000	3,849,703
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,669,260
5.00%, 09/01/2028	1,000,000	1,184,240
Canadian County Oklahoma Educational Facilities
5.00%, 09/01/2026	1,725,000	2,063,652
Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	365,000	420,557
5.00%, 09/01/2025	300,000	351,564
5.00%, 09/01/2026	375,000	446,917
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,875,055
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	590,741
5.00%, 12/01/2025	545,000	636,849
5.00%, 12/01/2026	320,000	379,881
Grady County School Finance Authority
5.00%, 09/01/2028	375,000	452,355
5.00%, 09/01/2030	1,235,000	1,465,500
Grand River Dam Authority
5.00%, 06/01/2023	1,000,000	1,134,650
Norman Regional Hospital Authority
5.00%, 09/01/2022	325,000	357,217
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040,000	2,375,295
5.00%, 07/01/2026	2,195,000	2,599,275
5.00%, 07/01/2030	1,350,000	1,616,895
5.00%, 07/01/2032	2,960,000	3,501,976
5.00%, 07/01/2035	3,240,000	3,787,819
5.00%, 07/01/2043	1,065,000	1,217,135
Oklahoma County Finance Authority
5.70%, 04/01/2025	540,000	540,173
5.13%, 04/01/2042	1,900,000	1,763,257
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015,000	1,253,769
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,051,743
4.00%, 12/01/2022	530,000	572,384
4.00%, 06/01/2023	1,305,000	1,419,605
5.00%, 08/15/2029	420,000	493,773
5.00%, 08/15/2033	200,000	228,644
5.25%, 08/15/2048	1,500,000	1,703,250
5.50%, 08/15/2052	830,000	956,318
5.50%, 08/15/2057	1,000,000	1,145,230
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120,000	1,313,167
5.00%, 06/01/2033	1,240,000	1,440,954
Tulsa County Industrial Authority
5.00%, 11/15/2023	230,000	254,720
5.00%, 11/15/2029	400,000	454,520
		47,568,043
Oregon - 0.65%
Clackamas County Hospital Facility Authority
3.00%, 11/15/2022	120,000	120,254
County of Washington OR
5.00%, 03/01/2022	3,000,000	3,295,350
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	232,154
5.00%, 09/01/2032	270,000	312,020
5.00%, 09/01/2046	1,000,000	1,123,610
Oregon State Lottery
5.00%, 04/01/2036	2,500,000	2,964,975
Port of Portland OR Airport Revenue
5.00%, 07/01/2032	1,000,000	1,118,100
5.00%, 07/01/2033	3,485,000	3,887,518
Washington & Multnomah Counties School District No 48J Beaverton
5.00%, 06/15/2035	12,780,000	15,198,871
Washington County School District No 1 West Union
5.00%, 06/15/2028	1,525,000	1,877,763
Yamhill County Hospital Authority
5.00%, 11/15/2051	1,005,000	1,059,602
		31,190,217
Pennsylvania - 4.45%
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022 (2)	2,000,000	2,110,040
5.00%, 05/01/2025	1,000,000	1,065,880
5.00%, 05/01/2032 (2)	2,025,000	2,235,539
Capital Region Water
5.00%, 07/15/2023	1,750,000	1,979,512
5.00%, 07/15/2025	1,000,000	1,175,470
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	494,607
5.00%, 07/15/2028	350,000	419,066
Chester County Industrial Development Authority
4.38%, 03/01/2028 (2)	175,000	178,138
5.00%, 03/01/2038 (2)	525,000	542,131
5.13%, 03/01/2048 (2)	1,050,000	1,082,917
City of Philadelphia PA
5.00%, 08/01/2023	4,000,000	4,508,160
5.00%, 07/15/2026	2,475,000	2,780,267
5.00%, 08/01/2027	1,500,000	1,793,985
5.00%, 08/01/2028	6,000,000	6,912,120
5.00%, 08/01/2031	8,000,000	9,438,160
5.00%, 08/01/2033	2,000,000	2,301,600
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2030	1,000,000	1,177,690
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,415,638
5.00%, 11/01/2027	1,540,000	1,896,479
5.00%, 11/01/2032	1,000,000	1,191,170
City of Reading PA
5.00%, 11/01/2027	2,330,000	2,774,354
Coatesville School District
5.00%, 08/01/2025	875,000	1,005,874
Commonwealth Financing Authority
5.00%, 06/01/2023	750,000	840,053
5.00%, 06/01/2027	1,500,000	1,795,950
5.00%, 06/01/2028	2,500,000	3,024,325
5.00%, 06/01/2035	325,000	375,950
Commonwealth of Pennsylvania
5.00%, 02/01/2020	2,050,000	2,107,585
5.00%, 11/01/2020	2,800,000	2,936,724
5.00%, 08/15/2021	1,015,000	1,094,911
5.00%, 11/01/2021	2,000,000	2,156,200
5.00%, 09/15/2022	1,750,000	1,946,402
5.00%, 02/01/2023	895,000	1,005,810
5.00%, 03/15/2023	9,970,000	11,241,673
5.00%, 01/01/2027	2,095,000	2,539,622
5.00%, 03/15/2031	430,000	492,561
County of Luzerne PA
5.00%, 12/15/2029	750,000	879,015
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	173,822
Dauphin County General Authority
5.00%, 06/01/2020	815,000	844,503
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,338,864
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,275,901
Doylestown Hospital Authority
5.00%, 07/01/2046	3,700,000	3,957,742
Easton Area School District
5.00%, 04/01/2029	1,000,000	1,184,630
5.00%, 04/01/2030	2,805,000	3,303,757
Franklin County Industrial Development Authority/PA
5.00%, 12/01/2053	500,000	517,800
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	670,000	796,402
5.00%, 06/01/2044	1,085,000	1,279,269
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2021	275,000	289,757
5.00%, 07/01/2023	325,000	356,515
5.00%, 07/01/2030	780,000	878,467
5.00%, 07/01/2034	2,000,000	2,202,980
Lancaster County Hospital Authority/PA
5.00%, 07/01/2023	775,000	828,359
5.00%, 07/01/2031	450,000	480,019
5.00%, 12/01/2032	250,000	265,463
5.00%, 12/01/2037	820,000	850,545
5.00%, 07/01/2045	1,970,000	2,076,715
5.00%, 12/01/2047	2,010,000	2,031,346
Lehigh County Industrial Development Authority
1.80%, 02/15/2027 (1)	1,000,000	989,280
1.80%, 09/01/2029 (1)	670,000	657,712
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000,000	1,136,720
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2022	525,000	579,054
5.00%, 09/01/2023	460,000	520,283
5.00%, 10/01/2023	50,000	54,853
5.00%, 09/01/2024	410,000	473,771
5.00%, 10/01/2028	1,000,000	1,127,570
5.00%, 10/01/2036	1,320,000	1,439,196
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,745,450
5.25%, 01/01/2040	1,510,000	1,523,288
5.38%, 01/01/2050	500,000	506,235
Northampton County General Purpose Authority
5.00%, 08/15/2036	455,000	517,089
2.78% (1 Month LIBOR USD + 1.04%), 08/15/2048 (3)	1,625,000	1,630,054
4.00%, 08/15/2048	470,000	481,520
Pennsylvania Economic Development Financing Authority
4.00%, 03/15/2020	1,000,000	1,022,410
1.70%, 08/01/2037 (1)	1,000,000	993,640
2.35%, 08/01/2045 (1)	2,950,000	2,950,266
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,203,000
5.00%, 06/15/2024	3,005,000	3,468,191
5.00%, 06/15/2025	1,855,000	2,179,254
5.00%, 08/15/2029	1,600,000	1,937,968
Pennsylvania State University
5.00%, 09/01/2020	2,440,000	2,558,657
5.00%, 09/01/2021	1,400,000	1,513,960
5.00%, 09/01/2022	2,295,000	2,553,830
Pennsylvania Turnpike Commission
5.00%, 06/01/2028	2,000,000	2,341,380
5.00%, 06/01/2032	2,000,000	2,314,260
5.00%, 06/01/2033	3,155,000	3,639,198
5.00%, 12/01/2034	1,000,000	1,182,050
5.00%, 06/01/2036	5,000,000	5,651,750
Philadelphia Authority for Industrial Development
5.00%, 07/01/2031	205,000	217,345
5.00%, 07/01/2032	600,000	633,558
5.00%, 07/01/2037	150,000	155,738
Philadelphia Gas Works Co.
5.00%, 08/01/2022	750,000	825,683
Pittsburgh Housing Authority
1.40%, 10/01/2021 (1)	1,500,000	1,495,785
Reading School District
5.00%, 02/01/2020	1,000,000	1,026,240
5.00%, 02/01/2020	1,000,000	1,026,240
5.00%, 02/01/2021	1,000,000	1,053,820
5.00%, 02/01/2022	1,920,000	2,078,803
5.00%, 03/01/2035	1,100,000	1,273,558
5.00%, 03/01/2036	1,250,000	1,441,738
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,458,835
School District of Philadelphia
5.25%, 09/01/2023	1,750,000	1,823,850
5.00%, 09/01/2026	1,580,000	1,854,667
5.00%, 09/01/2030	15,000	18,271
5.00%, 09/01/2030	3,985,000	4,600,682
5.00%, 09/01/2031	1,000,000	1,147,690
5.00%, 09/01/2031	1,200,000	1,410,456
5.00%, 09/01/2032	1,200,000	1,401,780
Scranton School District/PA
5.00%, 06/01/2033	530,000	613,586
5.00%, 06/01/2035	515,000	592,178
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,047,926
St Mary Hospital Authority
5.00%, 11/15/2022	1,900,000	2,114,453
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,650,245
5.00%, 12/01/2022	7,370,000	8,147,903
5.00%, 04/01/2023	2,500,000	2,702,400
5.00%, 06/15/2025	3,000,000	3,484,500
5.00%, 06/01/2026	180,000	206,579
5.00%, 06/01/2029	500,000	605,050
5.25%, 09/15/2030	1,000,000	1,175,770
5.00%, 12/01/2032	3,060,000	3,548,009
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000,000	1,115,400
5.00%, 01/01/2038	2,125,000	2,356,264
Upper Merion Area School District/PA
5.00%, 01/15/2030	600,000	711,990
York County School of Technology Authority
5.00%, 02/15/2023	1,200,000	1,340,904
5.00%, 02/15/2028	400,000	457,264
		213,555,483
Puerto Rico - 0.48%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/2019	600,000	598,500
6.13%, 07/01/2024	330,000	338,250
5.00%, 07/01/2033	305,000	297,375
5.13%, 07/01/2037	1,430,000	1,394,250
5.25%, 07/01/2042	415,000	407,738
5.13%, 07/01/2047	1,000,000	1,009,020
Puerto Rico Electric Power Authority
3.70%, 07/01/2017	20,000	13,775
5.00%, 07/01/2019	1,500,000	1,506,780
5.50%, 07/01/2019	500,000	502,655
5.25%, 07/01/2023	3,415,000	2,416,113
5.00%, 07/01/2024	30,000	21,112
5.25%, 07/01/2024	25,000	17,688
5.00%, 07/01/2027	15,000	10,556
5.25%, 07/01/2027	145,000	161,647
5.00%, 07/01/2028	50,000	35,188
5.25%, 07/01/2028	60,000	42,450
7.25%, 07/01/2030	265,000	193,450
5.00%, 07/01/2032	50,000	35,187
5.25%, 07/01/2033	95,000	67,213
5.75%, 07/01/2036	1,300,000	923,000
5.00%, 07/01/2037	1,375,000	967,656
5.25%, 07/01/2040	70,000	49,525
5.05%, 07/01/2042	120,000	84,450
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
0.00%, 07/01/2024	8,593,000	7,214,941
0.00%, 07/01/2029	1,114,000	738,660
0.00%, 07/01/2031	576,000	340,750
4.50%, 07/01/2034	1,831,000	1,851,196
5.00%, 07/01/2058	1,600,000	1,580,880
		22,820,005
Rhode Island - 0.24%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,337,232
Rhode Island Commerce Corp.
5.00%, 06/15/2019	865,000	870,899
5.00%, 06/15/2020	3,000,000	3,120,960
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	791,686
5.00%, 09/01/2036	100,000	109,857
5.00%, 05/15/2039	700,000	774,711
Rhode Island Student Loan Authority
5.00%, 12/01/2024	600,000	687,210
5.00%, 12/01/2025	750,000	871,867
5.00%, 12/01/2026	1,000,000	1,175,510
5.00%, 12/01/2027	800,000	950,984
3.50%, 12/01/2034	675,000	697,478
		11,388,394
South Carolina - 1.58%
Lancaster County School District/SC
5.00%, 03/01/2023	445,000	502,134
Lexington County Health Services District, Inc.
5.00%, 11/01/2022	250,000	276,192
5.00%, 11/01/2023	300,000	338,394
5.00%, 11/01/2024	780,000	897,320
Patriots Energy Group Financing Agency
4.00%, 10/01/2048 (1)	38,245,000	41,332,519
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2019	630,000	637,755
4.00%, 12/01/2021	1,895,000	1,984,937
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,197,832
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2028	700,000	781,718
6.00%, 02/01/2035 (2)	525,000	534,455
5.00%, 05/01/2037	500,000	529,965
5.00%, 05/01/2042	500,000	522,275
5.00%, 05/01/2043	4,675,000	5,317,018
6.25%, 02/01/2045 (2)	995,000	1,016,492
5.00%, 04/01/2047	2,000,000	2,081,540
5.00%, 04/01/2052	1,750,000	1,809,413
South Carolina Public Service Authority
5.00%, 12/01/2022	1,185,000	1,308,761
5.00%, 12/01/2032	1,500,000	1,718,745
5.00%, 12/01/2035	1,500,000	1,717,080
5.00%, 12/01/2041	3,000,000	3,384,090
5.75%, 12/01/2043	2,000,000	2,368,560
5.00%, 12/01/2049	1,900,000	2,063,438
5.00%, 12/01/2050	2,665,000	2,929,821
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305,000	364,112
		75,614,566
South Dakota - 0.10%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	767,063
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2029	800,000	931,880
5.00%, 11/01/2030	1,000,000	1,154,940
5.00%, 11/01/2042	145,000	156,948
5.00%, 11/01/2045	1,500,000	1,647,165
		4,657,996
Tennessee - 1.92%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,284,194
Chattanooga Health Educational & Housing Facility Board
3.00%, 10/01/2019	600,000	603,906
5.00%, 10/01/2021	1,000,000	1,071,650
5.00%, 10/01/2022	325,000	356,691
5.00%, 10/01/2030	500,000	559,740
5.00%, 10/01/2032	1,215,000	1,341,955
5.00%, 10/01/2035	2,260,000	2,463,242
County of Monroe TN
1.20%, 06/15/2019	1,500,000	1,498,785
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850,000	2,067,319
5.00%, 07/01/2035	1,275,000	1,481,601
Johnson City Health & Educational Facilities Board
6.50%, 07/01/2038	735,000	779,460
5.00%, 08/15/2042	2,000,000	2,117,900
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	2,002,335
5.00%, 04/01/2024	1,000,000	1,116,040
5.00%, 04/01/2027	1,740,000	1,998,843
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	300,000	317,385
5.50%, 07/01/2037	600,000	644,334
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028 (2)	1,050,000	1,115,384
5.13%, 06/01/2036 (2)	3,290,000	3,521,912
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037 (2)	1,590,000	1,512,742
Tennergy Corp.
5.00%, 02/01/2050 (1)	11,590,000	13,197,881
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	2,725,000	3,147,702
4.00%, 05/01/2048 (1)	8,885,000	9,397,487
4.00%, 11/01/2049 (1)	7,070,000	7,628,318
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000,000	28,530,500
The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County
1.88%, 07/01/2021 (1)	2,400,000	2,397,984
		92,155,290
Texas - 11.70%
Alamito Public Facility Corp.
2.25%, 06/01/2021 (1)	3,000,000	3,013,200
2.50%, 11/01/2021 (1)	15,000,000	15,190,500
1.95%, 04/01/2036 (1)	7,000,000	7,002,240
Alamo Community College District
4.00%, 02/15/2020	1,000,000	1,021,500
4.00%, 02/15/2021	715,000	747,547
3.00%, 08/15/2021	7,695,000	7,949,935
4.00%, 02/15/2022	665,000	710,140
4.00%, 02/15/2023	1,000,000	1,088,450
3.00%, 11/01/2046 (1)	2,100,000	2,112,894
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430,000	495,773
5.00%, 08/01/2028	310,000	373,978
5.00%, 08/01/2031	565,000	668,892
5.00%, 08/01/2031	300,000	355,164
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250,000	274,092
5.00%, 01/01/2025	150,000	169,352
5.00%, 01/01/2028	400,000	465,428
5.00%, 01/01/2029	425,000	490,335
5.00%, 01/01/2030	720,000	801,475
5.00%, 01/01/2032	1,700,000	1,937,184
5.00%, 01/01/2034	730,000	801,628
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425,000	1,603,795
5.00%, 10/01/2025	1,780,000	2,080,998
5.00%, 10/01/2026	1,400,000	1,663,256
5.00%, 10/01/2028	1,925,000	2,310,731
5.00%, 10/01/2030	2,175,000	2,580,768
5.00%, 10/01/2033	2,000,000	2,340,080
5.00%, 10/01/2034	2,000,000	2,332,580
5.00%, 10/01/2036	1,000,000	1,158,450
Baytown Area Water Authority
5.00%, 05/01/2023	1,000,000	1,125,870
5.00%, 05/01/2024	1,000,000	1,153,680
5.00%, 05/01/2025	1,000,000	1,179,470
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	572,602
5.00%, 12/01/2045	290,000	302,174
Central Texas Regional Mobility Authority
4.00%, 01/01/2022	5,000,000	5,213,150
5.00%, 01/01/2022	500,000	539,635
5.00%, 01/01/2024	175,000	197,269
5.00%, 01/01/2025	225,000	258,746
5.00%, 01/01/2028	300,000	349,650
5.75%, 01/01/2031	2,210,000	2,364,567
5.00%, 01/01/2034	1,475,000	1,665,585
5.00%, 01/01/2040	2,250,000	2,521,777
6.00%, 01/01/2041	2,925,000	3,142,123
5.00%, 01/01/2042	1,335,000	1,434,244
5.00%, 01/01/2046	1,600,000	1,777,600
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,745,375
5.00%, 08/15/2042	1,400,000	1,525,804
City of Arlington TX
5.00%, 02/15/2045	530,000	554,237
City of Austin TX
5.00%, 09/01/2033	2,920,000	3,414,268
City of Austin TX Airport System Revenue
5.00%, 11/15/2044	255,000	283,282
City of Dallas TX
5.00%, 02/15/2023	1,000,000	1,089,640
5.00%, 02/15/2024	1,055,000	1,213,324
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	631,649
5.00%, 10/01/2031	800,000	957,968
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,662,458
City of Fort Worth TX
5.00%, 03/01/2023	1,000,000	1,125,550
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	851,648
City of Houston TX
5.00%, 03/01/2023	1,975,000	2,218,182
5.00%, 03/01/2025	750,000	879,202
5.00%, 03/01/2029	1,000,000	1,207,410
City of Houston TX Airport System Revenue
4.75%, 07/01/2024	1,000,000	1,082,090
5.00%, 07/01/2027	3,000,000	3,692,280
5.00%, 07/01/2029	1,000,000	1,217,370
5.00%, 07/01/2031	1,750,000	2,094,400
5.00%, 07/01/2032	1,750,000	2,083,025
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2022	200,000	223,994
5.00%, 11/15/2023	225,000	258,289
5.00%, 05/15/2028	410,000	469,745
5.00%, 11/15/2030	2,005,000	2,476,396
5.00%, 11/15/2033	6,220,000	6,697,820
5.00%, 11/15/2033	1,325,000	1,426,786
5.00%, 11/15/2033	400,000	473,572
City of San Antonio TX
5.00%, 08/01/2036	5,000,000	6,041,250
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2023	4,000,000	4,507,960
5.00%, 02/01/2030	1,000,000	1,217,620
2.00%, 02/01/2033 (1)	1,115,000	1,116,985
3.00%, 12/01/2045 (1)	5,150,000	5,256,759
City of Waco TX
5.00%, 02/01/2025	1,710,000	1,964,807
Clifton Higher Education Finance Corp.
6.13%, 08/15/2048	2,250,000	2,385,202
Coppell Independent School District
4.00%, 08/15/2021	3,250,000	3,430,635
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,082,970
County of Dallas TX
5.00%, 08/15/2024	1,400,000	1,634,122
County of El Paso TX
5.00%, 02/15/2029	1,500,000	1,818,930
5.00%, 02/15/2031	1,280,000	1,496,794
County of Travis TX
0.00%, 03/01/2038	5,545,000	6,686,050
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,063,690
1.85%, 08/15/2034 (1)	5,000,000	4,998,800
Cypress-Fairbanks Independent School District
5.00%, 02/15/2027	470,000	564,273
1.40%, 02/15/2040 (1)	1,000,000	995,800
2.13%, 02/15/2040 (1)	10,000,000	10,061,200
1.40%, 02/15/2044 (1)	1,000,000	995,800
5.00%, 02/15/2044	585,000	650,941
Dallas County Community College District
5.00%, 02/15/2021	7,610,000	8,091,789
5.00%, 02/15/2022	7,665,000	8,388,193
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125,000	1,288,170
Dallas Independent School District
5.00%, 02/15/2023	3,855,000	4,344,585
5.00%, 02/15/2036 (1)	85,000	93,097
5.00%, 02/15/2036 (1)	1,045,000	1,144,547
5.00%, 02/15/2036 (1)	4,355,000	4,745,382
Dallas Love Field
5.00%, 11/01/2035	1,000,000	1,144,350
Dallas Performing Arts Cultural Facilities Corp.
1.60%, 09/01/2041 (1)	1,575,000	1,575,000
Dallas/Fort Worth International Airport
5.00%, 11/01/2032	7,200,000	7,536,960
5.00%, 11/01/2037	10,100,000	10,772,862
5.00%, 11/01/2038	3,110,000	3,327,700
5.00%, 11/01/2044	300,000	326,115
Del Rio Housing Facility Corp.
1.35%, 06/01/2021 (1)	3,000,000	2,999,010
Denton Independent School District
0.00%, 08/15/2025	500,000	442,775
El Paso County Hospital District
5.00%, 08/15/2027	1,260,000	1,367,113
Fort Bend Independent School District
1.35%, 08/01/2042 (1)	495,000	492,985
1.50%, 08/01/2042 (1)	980,000	971,347
Fort Worth Independent School District
5.00%, 02/15/2022	450,000	492,723
5.00%, 02/15/2024	3,140,000	3,623,905
5.00%, 02/15/2026	1,365,000	1,644,989
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580,000	1,762,537
5.00%, 10/01/2031	2,630,000	3,202,762
5.00%, 10/01/2033	1,205,000	1,456,857
5.00%, 10/01/2034	1,500,000	1,807,380
5.00%, 10/01/2052 (1)	9,610,000	10,873,138
Gregg County Health Facilities Development Corp.
4.50%, 07/01/2032	635,000	691,343
5.00%, 07/01/2032	2,595,000	2,866,100
5.00%, 07/01/2042	25,000	27,612
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,550,027
Harris County Cultural Education Facilities Finance Corp.
5.00%, 01/01/2043	180,000	185,501
7.00%, 01/01/2048	1,550,000	1,845,089
Hays Consolidated Independent School District
2.70%, 08/15/2042 (1)	2,900,000	2,971,398
Houston Independent School District
3.00%, 02/15/2022	7,085,000	7,365,849
5.00%, 02/15/2030	1,000,000	1,189,620
2.40%, 06/01/2030 (1)	7,000,000	7,083,440
1.38%, 06/01/2037 (1)	1,725,000	1,724,207
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	850,000	926,033
5.25%, 11/01/2040	3,015,000	3,139,700
Lower Colorado River Authority
5.00%, 05/15/2020	1,070,000	1,109,451
5.00%, 05/15/2021	800,000	856,032
5.00%, 05/15/2022	1,025,000	1,128,761
5.00%, 05/15/2036	1,425,000	1,725,575
5.00%, 05/15/2037	1,500,000	1,758,825
Metropolitan Transit Authority of Harris County
5.00%, 11/01/2022	3,000,000	3,352,920
Midlothian Independent School District
2.50%, 08/01/2052 (1)	8,280,000	8,371,080
Mission Economic Development Corp.
2.50%, 08/01/2020	3,000,000	3,004,800
2.35%, 01/01/2026 (1)	1,800,000	1,800,162
4.63%, 10/01/2031 (2)	4,055,000	4,212,456
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50,000	55,690
5.00%, 09/15/2033	55,000	61,201
5.00%, 09/15/2034	55,000	61,045
5.00%, 09/15/2035	55,000	60,860
5.00%, 09/15/2036	75,000	82,759
5.00%, 09/15/2038	125,000	136,959
5.00%, 09/15/2043	380,000	412,593
5.00%, 09/15/2048	1,070,000	1,158,821
Nacogdoches Independent School District
5.00%, 02/15/2049	5,220,000	6,078,429
New Hope Cultural Education Facilities Finance Corp.
5.00%, 08/15/2024	730,000	848,004
5.00%, 08/15/2026	200,000	240,904
5.00%, 08/15/2027	375,000	458,284
5.00%, 08/15/2030	3,500,000	4,193,980
5.00%, 04/01/2031	335,000	343,140
5.00%, 10/01/2031	160,000	169,554
5.00%, 11/01/2031	1,000,000	1,098,850
5.00%, 10/01/2034	185,000	193,980
5.00%, 07/01/2035	2,100,000	1,928,388
5.00%, 04/01/2036	355,000	357,918
5.00%, 10/01/2039	250,000	258,013
5.00%, 11/01/2040	1,100,000	1,193,368
5.00%, 07/01/2047	1,075,000	993,192
5.00%, 04/01/2048	1,250,000	1,223,150
5.25%, 10/01/2049	575,000	601,697
5.50%, 11/15/2052	250,000	253,240
5.00%, 07/01/2058	275,000	302,393
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	580,189
North East Independent School District/TX
1.42%, 08/01/2040 (1)	475,000	468,554
North Texas Municipal Water District
5.00%, 06/01/2027	1,025,000	1,257,132
5.00%, 06/01/2028	1,050,000	1,285,032
5.00%, 06/01/2029	600,000	731,898
North Texas Tollway Authority
5.00%, 01/01/2023	235,000	263,404
5.00%, 01/01/2030	6,250,000	7,023,625
5.00%, 01/01/2030	75,000	87,452
5.00%, 01/01/2031	1,100,000	1,318,944
5.00%, 01/01/2031	105,000	121,788
5.00%, 01/01/2031	500,000	581,635
5.00%, 01/01/2031	1,900,000	2,130,584
5.00%, 01/01/2032	1,100,000	1,311,090
5.00%, 01/01/2033	3,150,000	3,553,358
5.00%, 01/01/2033	500,000	586,480
5.00%, 01/01/2033	1,250,000	1,484,700
5.00%, 01/01/2034	1,400,000	1,657,096
5.00%, 01/01/2035	1,500,000	1,769,820
5.00%, 01/01/2036	550,000	630,625
5.00%, 01/01/2039	170,000	193,395
6.25%, 01/01/2039	65,000	65,211
5.00%, 01/01/2040	2,000,000	2,180,120
Northside Independent School District
2.75%, 08/01/2048 (1)	4,325,000	4,481,176
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235,000	282,717
Pflugerville Independent School District
2.50%, 02/15/2039 (1)	7,500,000	7,697,550
Plano Independent School District
5.00%, 02/15/2022	1,000,000	1,095,230
Port of Port Arthur Navigation District
1.40%, 10/01/2024 (1)	4,000,000	4,000,000
Prosper Independent School District
5.00%, 02/15/2040	1,000,000	1,204,570
5.00%, 02/15/2044	515,000	616,280
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	916,620
State of Texas
4.00%, 08/29/2019	32,100,000	32,420,136
4.00%, 08/01/2021	1,240,000	1,303,748
5.00%, 08/01/2025	2,035,000	2,314,406
5.00%, 08/01/2026	1,000,000	1,159,560
5.00%, 04/01/2027	5,000,000	6,035,750
5.00%, 10/01/2030	10,000,000	11,598,200
5.50%, 08/01/2032	1,000,000	1,204,380
5.00%, 10/01/2036	800,000	954,680
5.00%, 04/01/2039	20,000,000	22,374,800
1.80% (SIFMA Municipal Swap Index + 0.30%), 10/01/2041 (3)	10,000,000	9,973,000
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2021	300,000	320,190
5.00%, 11/15/2022	300,000	326,916
5.00%, 07/01/2026	1,775,000	2,107,138
5.00%, 11/15/2035	1,015,000	973,994
5.00%, 11/15/2035	1,750,000	1,715,088
5.00%, 11/15/2040	1,800,000	1,774,170
8.25%, 11/15/2044	500,000	450,000
5.00%, 11/15/2046	1,615,000	1,760,802
Texas A&M University
5.00%, 05/15/2023	1,005,000	1,138,997
3.00%, 05/15/2028	2,300,000	2,423,878
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	498,569
5.25%, 12/15/2025	3,000,000	3,540,030
6.25%, 12/15/2026	8,075,000	9,378,305
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2032	3,000,000	3,239,790
Texas Municipal Power Agency
5.00%, 09/01/2033	920,000	959,266
5.00%, 09/01/2034	945,000	984,784
5.00%, 09/01/2035	1,200,000	1,249,752
Texas Private Activity Bond Surface Transportation Corp.
5.00%, 12/31/2050	2,410,000	2,613,211
5.00%, 12/31/2055	2,755,000	2,978,651
Texas State University System
5.00%, 03/15/2026	800,000	965,760
5.00%, 03/15/2029	610,000	736,923
5.00%, 03/15/2032	1,325,000	1,569,860
Texas Transportation Commission
0.00%, 08/01/2034	1,060,000	589,106
0.00%, 08/01/2037	725,000	335,421
0.00%, 08/01/2038	800,000	349,400
0.00%, 08/01/2039	710,000	293,230
0.00%, 08/01/2040	1,500,000	584,610
5.00%, 08/01/2057	1,430,000	1,598,211
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020,000	5,747,398
Texas Water Development Board
5.00%, 04/15/2030	7,000,000	8,736,420
5.00%, 10/15/2031	2,000,000	2,430,520
4.00%, 10/15/2032	2,000,000	2,238,280
The University of Texas System
5.00%, 08/15/2021	505,000	545,496
5.00%, 08/15/2022	1,000,000	1,111,730
5.00%, 08/15/2022	490,000	544,748
Travis County Health Facilities Development Corp.
7.00%, 11/01/2030	105,000	109,668
University of Houston
5.00%, 02/15/2030	860,000	1,014,009
University of Texas System
5.00%, 08/15/2022	1,000,000	1,111,730
Uptown Development Authority
5.00%, 09/01/2033	715,000	800,385
		561,394,894
Utah - 0.24%
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000,000	1,170,090
5.00%, 07/01/2026	1,700,000	2,023,119
5.00%, 07/01/2026	3,000,000	3,570,210
5.25%, 07/01/2048	3,000,000	3,510,780
Utah Charter School Finance Authority
4.50%, 06/15/2027 (2)	1,000,000	1,016,410
		11,290,609
Vermont - 0.09%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,152,750
5.00%, 10/15/2029	890,000	1,016,594
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	912,752
5.00%, 06/15/2026	500,000	577,275
5.00%, 06/15/2027	700,000	803,047
		4,462,418
Virgin Islands - 0.07%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,244,890

Virginia - 1.81%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2046	1,500,000	1,670,595
5.00%, 07/01/2051	1,095,000	1,212,483
Chesterfield County Economic Development Authority
5.00%, 05/01/2023	200,000	200,480
City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645,000	1,841,578
County of Arlington VA
5.00%, 08/15/2023	1,850,000	2,118,675
County of Botetourt VA
4.75%, 07/01/2023	100,000	102,443
6.00%, 07/01/2034	1,500,000	1,628,790
County of Loudoun VA
5.00%, 12/01/2023	825,000	952,124
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,281,196
5.00%, 05/15/2044	975,000	1,082,933
Franklin County Industrial Development Authority/VA
3.00%, 10/15/2023	2,000,000	2,034,180
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	560,350
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,028,570
5.00%, 07/01/2047	2,000,000	2,053,460
Henrico County Economic Development Authority
5.00%, 12/01/2047	1,250,000	1,318,212
Newport News Economic Development Authority
5.00%, 12/01/2038	1,000,000	1,051,960
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,070,000	3,073,316
5.00%, 01/01/2046	240,000	248,457
5.00%, 01/01/2049	500,000	517,515
Stafford County Economic Development Authority
5.00%, 06/15/2030	150,000	173,515
5.00%, 06/15/2033	150,000	170,664
5.00%, 06/15/2034	500,000	567,580
4.00%, 06/15/2037	50,000	51,644
Tobacco Settlement Financing Corp./VA
0.00%, 06/01/2047	3,000,000	311,250
Virginia College Building Authority
5.00%, 02/01/2023	700,000	788,613
5.00%, 09/01/2023	1,000,000	1,146,120
5.00%, 02/01/2024	2,475,000	2,861,174
5.00%, 02/01/2026	1,000,000	1,207,750
5.00%, 02/01/2030	1,500,000	1,852,410
5.00%, 07/01/2030 (2)	500,000	534,495
5.25%, 07/01/2035 (2)	1,000,000	1,070,140
5.00%, 07/01/2045 (2)	500,000	521,470
5.00%, 07/01/2045 (2)	1,000,000	1,042,940
Virginia Commonwealth Transportation Board
5.00%, 09/15/2022	1,000,000	1,100,720
5.00%, 09/15/2023	2,500,000	2,863,600
5.00%, 05/15/2026	3,000,000	3,653,400
5.00%, 05/15/2029	2,955,000	3,651,996
Virginia Port Authority
5.00%, 07/01/2023	1,000,000	1,125,270
Virginia Public Building Authority
5.00%, 08/01/2022	1,490,000	1,655,152
5.00%, 08/01/2022	1,050,000	1,166,382
Virginia Public School Authority
5.00%, 08/01/2022	2,505,000	2,789,568
5.00%, 08/01/2022	3,275,000	3,639,147
5.00%, 08/01/2022	1,000,000	1,111,190
Virginia Small Business Financing Authority
5.00%, 07/01/2034	1,000,000	1,060,900
5.00%, 01/01/2040	3,500,000	3,694,495
5.00%, 01/01/2040	4,135,000	4,364,782
5.50%, 01/01/2042	6,590,000	7,076,803
5.00%, 01/01/2048 (1) (2)	500,000	517,150
5.00%, 12/31/2049	500,000	547,655
5.00%, 12/31/2052	700,000	764,638
5.00%, 12/31/2056	4,455,000	4,853,144
Wise County Industrial Development Authority
1.88%, 11/01/2040 (1)	5,000,000	4,996,800
		86,909,874
Washington - 2.17%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000,000	1,074,570
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000,000	2,409,540
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2035	960,000	1,109,981
City of Kent WA
5.00%, 12/01/2027	695,000	839,192
City of Seattle WA Municipal Light & Power Revenue
4.00%, 01/01/2032	3,385,000	3,759,347
1.99% (SIFMA Municipal Swap Index + 0.49%), 11/01/2046 (3)	5,000,000	4,999,800
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	782,305
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	538,117
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	463,577
5.00%, 01/01/2023	750,000	841,530
East Pierce Fire & Rescue
5.00%, 12/01/2029	635,000	790,994
5.00%, 12/01/2031	925,000	1,131,775
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,234,625
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600,000	1,932,816
5.00%, 12/01/2036	3,205,000	3,853,692
5.00%, 12/01/2037	1,425,000	1,703,744
5.00%, 12/01/2038	865,000	1,034,263
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800,000	3,204,768
Port of Seattle WA
5.00%, 08/01/2023	1,855,000	2,047,883
5.00%, 04/01/2034	1,000,000	1,120,180
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,750,000	1,830,815
State of Washington
5.00%, 09/01/2021	2,670,000	2,886,030
5.00%, 08/01/2027	550,000	655,540
5.00%, 08/01/2027	235,000	286,587
5.00%, 08/01/2028	235,000	284,681
5.00%, 08/01/2030	235,000	281,427
5.00%, 07/01/2031	5,000,000	5,771,550
5.00%, 08/01/2032	1,505,000	1,841,894
5.00%, 08/01/2033	4,335,000	5,286,316
5.00%, 06/01/2034	660,000	800,131
5.00%, 02/01/2036	1,800,000	2,126,682
Tobacco Settlement Authority
5.00%, 06/01/2023	500,000	554,555
5.00%, 06/01/2024	1,000,000	1,107,010
Washington Health Care Facilities Authority
5.00%, 08/15/2022	1,200,000	1,331,568
5.00%, 08/15/2023	650,000	739,381
5.00%, 07/01/2025	360,000	419,170
5.00%, 07/01/2029	115,000	138,377
5.00%, 07/01/2030	410,000	488,917
5.00%, 08/15/2030	1,000,000	1,141,980
5.00%, 07/01/2034	105,000	121,679
5.00%, 10/01/2038	11,320,000	12,609,801
2.55% (SIFMA Municipal Swap Index + 1.05%), 01/01/2042 (3)	5,000,000	5,078,700
5.00%, 07/01/2042	2,060,000	2,326,894
Washington Higher Education Facilities Authority
5.00%, 10/01/2029	1,855,000	2,120,859
5.00%, 10/01/2033	735,000	825,537
Washington State Housing Finance Commission
4.00%, 07/01/2026 (2)	1,230,000	1,258,733
5.00%, 07/01/2031 (2)	1,000,000	1,074,940
2.05% (SIFMA Municipal Swap Index + 0.55%), 12/01/2048 (3)	10,000,000	10,001,500
5.00%, 07/01/2053 (2)	400,000	410,396
Washington State University
5.00%, 04/01/2029	1,285,000	1,458,012
		104,132,361
West Virginia - 0.21%
Monongalia County Commission Special District
5.50%, 06/01/2037 (2)	200,000	207,844
5.75%, 06/01/2043 (2)	200,000	208,984
State of West Virginia
5.00%, 12/01/2036	2,910,000	3,493,688
West Virginia Economic Development Authority
5.38%, 12/01/2038	885,000	932,719
1.70%, 01/01/2041 (1)	1,515,000	1,508,895
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620,000	731,743
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2020	500,000	520,895
5.00%, 07/01/2022	695,000	768,100
5.00%, 07/01/2024	500,000	580,890
5.00%, 07/01/2032	940,000	1,099,330
		10,053,088
Wisconsin - 2.00%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	663,885
5.00%, 11/15/2032	500,000	580,895
Public Finance Authority
5.00%, 05/15/2021 (2)	185,000	193,195
3.00%, 11/15/2022 (2)	60,000	60,011
3.50%, 11/15/2023 (2)	65,000	65,023
3.95%, 11/15/2024 (2)	50,000	50,267
2.35%, 10/01/2025 (1)	2,000,000	2,000,180
5.00%, 12/01/2025	1,000,000	1,131,560
4.13%, 05/01/2026 (2)	800,000	794,400
5.00%, 05/15/2028 (2)	200,000	216,736
5.00%, 06/15/2034	500,000	567,995
5.00%, 07/01/2035	5,000,000	5,814,550
4.00%, 08/01/2035	5,250,000	5,313,052
5.25%, 05/15/2037 (2)	500,000	532,595
5.20%, 06/01/2037	500,000	495,325
5.00%, 06/15/2037 (2)	1,130,000	1,141,255
5.00%, 07/01/2037	825,000	877,297
6.25%, 01/01/2038 (2)	1,200,000	1,272,684
5.00%, 06/15/2039	500,000	556,595
5.00%, 01/01/2042	600,000	628,116
5.25%, 05/15/2042 (2)	60,000	63,490
5.25%, 10/01/2043	2,105,000	2,344,086
5.25%, 05/15/2047 (2)	60,000	63,280
5.30%, 06/01/2047	500,000	494,195
6.38%, 01/01/2048 (2)	800,000	843,528
5.25%, 10/01/2048	2,105,000	2,335,876
5.00%, 06/15/2049	1,100,000	1,207,305
5.25%, 05/15/2052 (2)	115,000	120,646
Public Finance Authority Wisconsin Retirement Facility
5.00%, 10/01/2043 (2)	170,000	180,424
5.00%, 10/01/2048 (2)	705,000	745,404
5.00%, 10/01/2053 (2)	875,000	921,646
State of Wisconsin
5.00%, 11/01/2022	2,545,000	2,849,128
5.00%, 05/01/2023	2,000,000	2,270,320
5.00%, 05/01/2023	4,000,000	4,532,160
5.00%, 05/01/2024	7,470,000	8,681,036
5.00%, 05/01/2025	5,335,000	6,343,102
4.00%, 05/01/2030	5,000,000	5,296,050
4.00%, 05/01/2032	2,000,000	2,104,400
5.00%, 05/01/2034	2,400,000	2,810,760
Village of Mukwonago WI Waterworks System & Sewer System Revenue
3.38%, 06/01/2021	3,190,000	3,247,388
Wisconsin Health & Educational Facilities Authority
5.00%, 05/01/2022	550,000	594,501
5.00%, 12/01/2022	560,000	621,628
4.00%, 02/15/2025	270,000	302,303
5.00%, 04/01/2025	2,000,000	2,352,300
4.00%, 02/15/2026	510,000	574,933
5.00%, 04/01/2026	1,000,000	1,196,690
5.00%, 02/15/2027	300,000	356,130
5.00%, 04/01/2027	1,700,000	2,063,681
5.00%, 04/01/2028	900,000	1,104,003
5.00%, 04/01/2030	1,670,000	2,044,698
4.00%, 02/15/2031	460,000	518,567
4.00%, 02/15/2033	550,000	620,026
5.00%, 09/01/2036	335,000	369,039
5.00%, 09/15/2037	650,000	673,088
4.00%, 11/15/2043 (1)	7,275,000	7,303,372
5.00%, 09/15/2050	645,000	666,801
2.15% (SIFMA Municipal Swap Index + 0.65%), 08/15/2054 (3)	4,000,000	4,003,800
		95,775,400
Wyoming - 0.31%
County of Uinta WY
1.38%, 08/15/2020 (1)	15,000,000	15,000,000
Total Municipal Bonds (Cost $4,641,579,005)		4,756,177,479

	Shares	Value
SHORT-TERM INVESTMENTS - 1.69%
Money Market Funds - 1.69%
Fidelity Institutional Money Market Government Funds - Class I , 2.32% (4)	40,608,404	40,608,404
Goldman Sachs Financial Square Government Fund - Class I, 2.33% (4)	40,608,403	40,608,403
Total Short-Term Investments (Cost $81,216,807)		81,216,807
TOTAL INVESTMENTS IN SECURITIES - 100.84%
(Cost $4,722,795,812)		4,837,394,286
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.84)%		(40,360,163)
TOTAL NET ASSETS - 100.00%		$4,797,034,123
Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of March 31, 2019.
(2)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $91,551,332, which represents 1.91% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2019.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

	MUNICIPAL BONDS	% of Net Assets
	Education	8.28%
	General Obligation	22.26%
	General Revenue	26.03%
	Healthcare	14.93%
	Housing	3.91%
	Transportation	15.31%
	Utilities	8.43%
	Total Municipal Bonds	99.15%
	SHORT-TERM INVESTMENTS	1.69%
	TOTAL INVESTMENTS	100.84%
	Liabilities in Excess of Other Assets	-0.84%
	TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Sold	Description	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation / (Depreciation)
(600)	U.S. 10 Year Bond Future	Merrill Lynch	Jun. 2019	$(73,876,522)	$(74,531,250)	$(654,728)
						$(654,728)

Bridge Builder Municipal Bond Fund
Notes to Schedule of Investments
March 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Fund’s shares is generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of the Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (“the Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Fund’s holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•
Level 2 –Inputs other than quoted prices included within Level 1 that are observable for the asset or liability.  Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 –Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by the Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Fund on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Fund values the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information
The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$-	$397,285,802	$-	$397,285,802
General Obligation	-	1,067,592,893	-	1,067,592,893
General Revenue	-	1,248,793,028	-	1,248,793,028
Healthcare	-	716,144,371	-	716,144,371
Housing	-	187,512,191	-	187,512,191
Transportation	-	734,553,191	-	734,553,191
Utilities	-	404,296,003	-	404,296,003
Short-Term Investments	81,216,807	-	-	81,216,807
Total Assets	$81,216,807	$4,756,177,479	$-	$4,837,394,286

Liabilities
Futures Contracts (1)	$654,728	$-	$-	$654,728
Total Liabilities	$654,728	$-	$-	$654,728

(1) Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Fund’s Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value.

Bridge Builder Large Cap Growth Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.17%
Communication Services - 10.59%
Activision Blizzard, Inc.	621,686	$28,305,364
Alphabet, Inc. - Class A (1)	165,365	194,616,415
Alphabet, Inc. - Class C (1)	132,917	155,952,845
AMC Networks, Inc. (1)	2,077	117,891
Cable One, Inc.	212	208,053
CBS Corp.	16,207	770,319
Charter Communications, Inc. (1)	5,924	2,055,095
Electronic Arts, Inc. (1)	161,006	16,363,040
Facebook, Inc. (1)	697,514	116,268,609
InterActiveCorp (1)	3,658	768,582
Interpublic Group of Companies, Inc.	1,838	38,616
Lions Gate Entertainment Corp. - Class A	136	2,119
Lions Gate Entertainment Corp. - Class B	376	5,670
Live Nation Entertainment, Inc. (1)	6,852	435,376
Match Group, Inc.	2,670	151,149
Netflix, Inc. (1)	171,933	61,304,430
Omnicom Group, Inc.	7,308	533,411
Sirius XM Holdings, Inc.	82,847	469,743
Take-Two Interactive Software, Inc. (1)	3,254	307,080
Tencent Holdings Ltd. - ADR	1,013,229	46,588,269
The Madison Square Garden Co. (1)	111	32,537
T-Mobile U.S., Inc. (1)	9,849	680,566
TripAdvisor, Inc. (1)	5,213	268,209
Twitter, Inc. (1)	35,438	1,165,201
Walt Disney Co.	778,801	86,470,275
Zayo Group Holdings, Inc. (1)	11,238	319,384
Zillow Group, Inc. - Class A (1)	1,887	64,535
Zillow Group, Inc. - Class C (1)	4,421	153,586
		714,416,369
Consumer Discretionary - 16.47%
Advance Auto Parts, Inc.	1,057	180,250
Alibaba Group Holding Ltd. - ADR (1)	277,151	50,566,200
Amazon.com, Inc. (1)	122,055	217,349,441
Aptiv Plc	228,668	18,176,819
AutoZone, Inc. (1)	1,090	1,116,291
Best Buy, Inc.	2,893	205,577
Booking Holdings, Inc. (1)	51,622	90,075,744
Bright Horizons Family Solutions, Inc. (1)	2,435	309,513
Brunswick Corp.	405	20,384
Burlington Stores, Inc. (1)	3,320	520,178
Capri Holdings Ltd. (1)	3,612	165,249
CarMax, Inc. (1)	5,006	349,419
Carter's, Inc.	2,240	225,770
Chipotle Mexican Grill, Inc. (1)	1,199	851,662
Choice Hotels International, Inc.	1,701	132,236
Columbia Sportswear Co.	200	20,836
D. R. Horton, Inc.	9,833	406,890
Darden Restaurants, Inc.	3,048	370,241
Dollar General Corp.	13,202	1,574,999
Dollar Tree, Inc. (1)	114,854	12,064,264
Domino's Pizza, Inc.	2,075	535,557
Dunkin' Brands Group, Inc.	4,091	307,234
eBay, Inc.	629,345	23,373,873
Expedia Group, Inc.	5,832	694,008
Extended Stay America, Inc.	5,379	96,553
Floor & Decor Holdings, Inc. (1)	2,880	118,714
Frontdoor, Inc. (1)	4,188	144,151
Gap, Inc.	888	23,248
Garrett Motion, Inc. (1)	2,218	32,671
Gentex Corp.	9,019	186,513
Grand Canyon Education, Inc. (1)	2,335	267,381
GrubHub, Inc. (1)	4,531	314,769
H&R Block, Inc.	1,669	39,956
Hanesbrands, Inc.	17,418	311,434
Hasbro, Inc.	4,561	387,776
Hilton Grand Vacations, Inc. (1)	4,939	152,368
Hilton Worldwide Holdings, Inc.	13,706	1,139,106
Home Depot, Inc.	165,823	31,819,775
Kering SA - ADR	42,132	24,167,130
L Brands, Inc.	1,944	53,616
Las Vegas Sands Corp.	10,719	653,430
Lear Corp.	323	43,834
Lennar Corp. - Class A	7,361	361,351
Lennar Corp. - Class B	440	17,213
LKQ Corp. (1)	2,508	71,177
Lowes Companies, Inc.	1,100,556	120,477,865
Lululemon Athletica, Inc. (1)	34,578	5,666,297
Marriott International, Inc.	13,950	1,745,005
Mattel, Inc. (1)	3,570	46,410
McDonald's Corp.	382,069	72,554,903
MGM Resorts International	2,196	56,349
Nike, Inc.	1,070,829	90,174,510
Nordstrom, Inc.	5,948	263,972
NVR, Inc. (1)	153	423,351
O'Reilly Automotive, Inc. (1)	3,834	1,488,742
Polaris Industries, Inc.	2,957	249,659
Pool Corp.	1,936	319,382
Pulte Group, Inc.	3,774	105,521
Ross Stores, Inc.	316,704	29,485,142
Service Corp. International	3,942	158,271
ServiceMaster Global Holdings, Inc. (1)	6,773	316,299
Six Flags Entertainment Corp.	3,451	170,307
Skechers USA, Inc. (1)	2,954	99,284
Starbucks Corp.	310,777	23,103,162
Tapestry, Inc.	2,668	86,683
Tempur Sealy International, Inc. (1)	2,174	125,375
Tesla, Inc. (1)	111,244	31,132,746
The Michaels Companies, Inc. (1)	810	9,250
Thor Industries, Inc.	2,110	131,601
Tiffany & Co.	1,013	106,922
TJX Companies, Inc.	1,554,726	82,726,970
Toll Brothers, Inc.	3,465	125,433
Tractor Supply Co.	6,061	592,523
Ulta Beauty, Inc. (1)	150,607	52,521,179
Under Armour, Inc. - Class A (1)	6,906	145,993
Under Armour, Inc. - Class C (1)	7,485	141,242
Urban Outfitters, Inc. (1)	3,448	102,199
Vail Resorts, Inc.	1,965	426,994
VF Corp.	12,360	1,074,208
Visteon Corp. (1)	869	58,527
Wayfair, Inc. (1)	2,825	419,371
Wendy's Co.	9,128	163,300
Williams-Sonoma, Inc.	898	50,530
Wyndham Destinations, Inc.	4,732	191,599
Wyndham Hotels & Resorts, Inc.	4,911	245,501
Wynn Resorts Ltd.	5,118	610,680
Yum China Holdings, Inc.	1,469	65,973
Yum! Brands, Inc.	1,133,753	113,159,887
		1,111,313,918
Consumer Staples - 6.84%
Altria Group, Inc.	93,732	5,383,029
Brown Forman Corp. - Class A	2,566	131,302
Brown Forman Corp. - Class B	13,616	718,653
Campbell Soup Co.	5,952	226,950
Church & Dwight Co., Inc.	10,240	729,395
Clorox Co.	5,537	888,467
Coca Cola Co.	1,988,808	93,195,543
Colgate Palmolive Co.	7,925	543,180
Constellation Brands, Inc.	7,715	1,352,671
Costco Wholesale Corp.	181,407	43,925,891
CVS Health Corp.	319,666	17,239,587
Energizer Holdings, Inc.	1,883	84,603
General Mills, Inc.	1,451	75,089
Herbalife Ltd. (1)	978	51,824
Kellogg Co.	6,166	353,805
Keurig Dr. Pepper, Inc.	9,134	255,478
Kimberly-Clark Corp.	14,774	1,830,499
Lauder Estee Companies, Inc.	675,768	111,873,392
McCormick & Co., Inc.	349	52,570
Mondelez International, Inc.	1,931,774	96,434,158
Monster Beverage Corp. (1)	19,789	1,080,084
Nu Skin Enterprises, Inc.	786	37,618
PepsiCo, Inc.	62,176	7,619,669
Post Holdings, Inc. (1)	1,902	208,079
Procter & Gamble Co.	716,486	74,550,368
Spectrum Brands Holdings, Inc.	897	49,138
Sprouts Farmers Market, Inc. (1)	5,989	129,003
Sysco Corp.	23,240	1,551,502
The Hershey Co.	6,287	721,936
U.S. Foods Holding Corp. (1)	552	19,270
		461,312,753
Energy - 2.16%
Anadarko Petroleum Corp.	8,518	387,399
Antero Resources Corp. (1)	6,293	55,567
Apache Corp.	1,127	39,062
Cabot Oil & Gas Corp.	15,434	402,827
Cheniere Energy, Inc. (1)	7,956	543,872
Chesapeake Energy Corp. (1)	6,348	19,679
Chevron Corp.	486,750	59,957,865
Cimarex Energy Co.	551	38,515
Concho Resources, Inc.	1,191	132,153
ConocoPhillips	493,035	32,905,156
Continental Resources, Inc. (1)	2,075	92,898
Diamondback Energy, Inc.	1,331	135,136
EOG Resources, Inc.	334,467	31,834,569
Halliburton Co.	600,414	17,592,130
Kosmos Energy Ltd.	2,287	14,248
ONEOK, Inc.	8,339	582,396
Parsley Energy, Inc. (1)	9,281	179,123
Pioneer Natural Resources Co.	4,635	705,818
RPC, Inc.	1,002	11,433
		145,629,846
Financials - 5.38%
Alleghany Corp. (1)	77	47,155
American Express Co.	23,596	2,579,043
American International Group, Inc.	6,213	267,532
Ameriprise Financial, Inc.	1,110	142,191
Aon Plc	259,473	44,292,041
Arch Capital Group Ltd. (1)	2,962	95,732
Axis Capital Holdings Ltd.	404	22,131
Bank of America Corp.	2,399,320	66,197,239
Berkshire Hathaway, Inc. (1)	12,057	2,422,131
BOK Financial Corp.	223	18,186
Brown & Brown, Inc.	660	19,477
Capital One Financial Corp.	1,766	144,265
CBOE Holdings, Inc.	5,101	486,839
Charles Schwab Corp.	59,585	2,547,855
Citizens Financial Group, Inc.	639,590	20,786,675
CME Group, Inc.	2,043	336,237
Comerica, Inc.	133,748	9,806,403
Commerce Bancshares, Inc.	520,655	30,229,229
Credit Acceptance Corp. (1)	505	228,225
Discover Financial Services	7,552	537,400
E*TRADE Financial Corp.	2,798	129,911
East West Bancorp, Inc.	585	28,062
Eaton Vance Corp.	5,664	228,316
Erie Indemnity Co.	914	163,167
Evercore Partners, Inc.	2,024	184,184
Everest Re Group Ltd.	767	165,641
Interactive Brokers Group, Inc.	3,233	167,728
Intercontinental Exchange, Inc.	1,000,613	76,186,674
Lazard Ltd.	5,261	190,133
LPL Financial Holdings, Inc.	4,108	286,122
Markel Corp. (1)	55	54,793
MarketAxess Holdings, Inc.	1,811	445,651
Marsh & McLennan Companies, Inc.	11,797	1,107,738
Moody's Corp.	8,217	1,488,017
Morningstar, Inc.	851	107,217
MSCI, Inc.	4,097	814,647
Northern Trust Corp.	2,858	258,392
OneMain Holdings, Inc.	134	4,254
Pinnacle Financial Partners, Inc.	1,525	83,417
Raymond James Financial, Inc.	1,819	146,266
RenaissanceRe Holdings Ltd.	173	24,826
S&P Global, Inc.	99,067	20,858,557
Santander Consumer USA Holdings, Inc.	974	20,581
SEI Investments Co.	6,282	328,234
Signature Bank	1,596	204,400
State Street Corp.	1,259	82,855
SVB Financial Group (1)	1,998	444,275
Synchrony Financial	12,455	397,315
Synovus Financial Corp.	2,257	77,551
T. Rowe Price Group, Inc.	10,694	1,070,683
TD Ameritrade Holding Corp.	13,850	692,362
Texas Capital Bancshares, Inc. (1)	1,477	80,629
The Progressive Corp.	28,626	2,063,648
Travelers Companies, Inc.	2,533	347,426
Virtu Financial, Inc.	1,961	46,574
Voya Financial, Inc.	489	24,430
Wells Fargo & Co.	1,499,325	72,447,384
Western Alliance Bancorp (1)	2,981	122,340
		362,780,386
Healthcare - 16.32%
Abbott Laboratories	1,238,257	98,986,265
AbbVie, Inc.	75,021	6,045,942
ABIOMED, Inc. (1)	2,095	598,311
Agios Pharmaceuticals, Inc. (1)	2,318	156,326
Alexion Pharmaceuticals, Inc. (1)	196,673	26,586,256
Align Technology, Inc. (1)	3,942	1,120,829
Alkermes Plc (1)	7,740	282,433
Alnylam Pharmaceuticals, Inc. (1)	4,127	385,668
AmerisourceBergen Corp.	7,602	604,511
Amgen, Inc.	29,354	5,576,673
AstraZeneca Plc - ADR	720,193	29,117,403
Baxter International, Inc.	2,774	225,554
Becton Dickinson and Co.	324,040	80,922,509
Biogen, Inc. (1)	9,220	2,179,424
BioMarin Pharmaceutical, Inc. (1)	262,171	23,288,650
Bio-Techne Corp.	1,812	359,773
Bluebird Bio, Inc. (1)	1,824	286,970
Boston Scientific Corp. (1)	52,580	2,018,020
Bristol Myers Squibb Co.	43,102	2,056,396
Bruker Corp.	2,015	77,457
Cantel Medical Corp.	1,727	115,519
Catalent, Inc. (1)	1,639	66,527
Celgene Corp. (1)	34,770	3,280,202
Centene Corp. (1)	17,548	931,799
Cerner Corp. (1)	6,878	393,490
Charles River Laboratories International, Inc. (1)	1,637	237,774
Chemed Corp.	769	246,134
Cigna Corp.	5,163	830,314
Covetrus, Inc. (1)	426	13,581
Danaher Corp.	362,486	47,855,402
DaVita, Inc. (1)	3,321	180,297
DexCom, Inc. (1)	4,353	518,442
Edwards Lifesciences Corp. (1)	81,499	15,593,204
Elanco Animal Health, Inc. (1)	533,633	17,113,610
Eli Lilly & Co.	26,885	3,488,598
Encompass Health Corp.	4,886	285,342
Exact Sciences Corp. (1)	5,934	514,003
Exelixis, Inc. (1)	14,510	345,338
Gilead Sciences, Inc.	47,062	3,059,501
HCA Healthcare, Inc.	9,661	1,259,601
Henry Schein, Inc. (1)	1,066	64,077
Hill-Rom Holdings, Inc.	2,090	221,247
Humana, Inc.	99,801	26,547,066
ICU Medical, Inc. (1)	791	189,310
IDEXX Laboratories, Inc. (1)	4,227	945,157
Illumina, Inc. (1)	100,491	31,221,549
Incyte Corp. (1)	8,720	750,007
Insulet Corp. (1)	2,831	269,200
Integra LifeSciences Holdings Corp. (1)	2,623	146,154
Intuitive Surgical, Inc. (1)	57,799	32,978,953
Ionis Pharmaceuticals, Inc. (1)	6,190	502,442
Jazz Pharmaceuticals Plc (1)	2,700	385,965
Johnson & Johnson	671,153	93,820,478
Laboratory Corp. of America Holdings (1)	133,526	20,426,807
Masimo Corp. (1)	2,285	315,970
McKesson Corp.	1,198	140,238
Medtronic Plc	842,725	76,755,393
Merck & Co., Inc.	245,736	20,437,863
Mettler-Toledo International, Inc. (1)	1,215	878,445
Moderna, Inc. (1)	1,136	23,118
Molina Healthcare, Inc. (1)	2,577	365,831
Nektar Therapeutics (1)	7,858	264,029
Neurocrine Biosciences, Inc. (1)	4,508	397,155
Novo Nordisk A/S - ADR	1,535,044	80,298,152
Penumbra, Inc. (1)	1,480	217,575
Pfizer, Inc.	1,394,550	59,226,538
PRA Health Sciences, Inc. (1)	2,858	315,209
Premier, Inc. (1)	668	23,039
Regeneron Pharmaceuticals, Inc. (1)	212,099	87,092,091
ResMed, Inc.	6,993	727,062
SAGE Therapeutics, Inc. (1)	2,406	382,674
Sarepta Therapeutics, Inc. (1)	3,318	395,472
Seattle Genetics, Inc. (1)	5,296	387,879
Stryker Corp.	16,908	3,339,668
Teleflex, Inc.	431	130,231
The Cooper Companies, Inc.	364	107,806
Thermo Fisher Scientific, Inc.	105,175	28,788,501
UnitedHealth Group, Inc.	381,667	94,370,982
Varian Medical Systems, Inc. (1)	4,507	638,732
Veeva Systems, Inc. (1)	6,165	782,092
Vertex Pharmaceuticals, Inc. (1)	120,398	22,147,212
Waters Corp. (1)	3,442	866,386
WellCare Health Plans, Inc. (1)	2,293	618,537
West Pharmaceutical Services, Inc.	795	87,609
Zoetis, Inc.	344,501	34,680,916
		1,100,874,865
Industrials - 5.80%
3M Co.	23,128	4,805,536
A.O. Smith Corp.	6,926	369,294
Air Lease Corp.	401	13,774
Airbus SE - ADR	49,600	6,573,829
Allegion Plc	3,925	356,037
Allison Transmission Holdings, Inc.	5,765	258,964
AMETEK, Inc.	2,127	176,477
Armstrong World Industries, Inc.	2,150	170,753
Boeing Co.	135,063	51,515,729
BWX Technologies, Inc.	4,886	242,248
C.H. Robinson Worldwide, Inc.	6,725	585,008
Caterpillar, Inc.	26,091	3,535,070
Cintas Corp.	4,239	856,744
Copart, Inc. (1)	10,039	608,263
CoStar Group, Inc. (1)	1,779	829,761
CSX Corp.	18,042	1,349,902
Cummins, Inc.	2,682	423,407
Curtiss-Wright Corp.	154	17,454
Deere & Co.	243,079	38,853,747
Delta Air Lines, Inc.	7,930	409,585
Donaldson Co., Inc.	5,876	294,153
Eaton Corp. Plc	278,075	22,401,722
Emerson Electric Co.	21,508	1,472,653
Equifax, Inc.	1,644	194,814
Expeditors International of Washington, Inc.	8,434	640,141
Fastenal Co.	14,199	913,138
FedEx Corp.	12,062	2,188,167
Fortive Corp.	13,365	1,121,190
Fortune Brands Home & Security, Inc.	2,863	136,307
Gardner Denver Holdings, Inc. (1)	1,949	54,202
General Dynamics Corp.	5,618	951,015
Genesee & Wyoming, Inc. (1)	572	49,844
Graco, Inc.	8,196	405,866
Harris Corp.	5,892	941,011
HD Supply Holdings, Inc. (1)	2,627	113,880
Heico Corp.	1,868	177,217
Heico Corp. - Class A	3,714	312,199
Hexcel Corp.	896	61,967
Honeywell International, Inc.	458,579	72,877,375
Hubbell, Inc.	1,852	218,499
Huntington Ingalls Industries, Inc.	1,827	378,554
IDEX Corp.	3,583	543,684
Illinois Tool Works, Inc.	16,392	2,352,744
Ingersoll-Rand Plc	6,609	713,442
J.B. Hunt Transportation Services, Inc.	4,243	429,773
KAR Auction Services, Inc.	6,325	324,536
Landstar System, Inc.	1,951	213,420
Lennox International, Inc.	1,672	442,077
Lincoln Electric Holdings, Inc.	3,119	261,591
Lockheed Martin Corp.	11,095	3,330,275
Lyft, Inc. (1)	7,657	599,466
Masco Corp.	9,923	390,073
MSC Industrial Direct Co., Inc.	1,008	83,372
Nordson Corp.	2,714	359,659
Norfolk Southern Corp.	196,755	36,771,542
Northrop Grumman Corp.	7,796	2,101,802
Old Dominion Freight Line, Inc.	3,268	471,867
Parker-Hannifin Corp.	1,131	194,102
Quanta Services, Inc.	2,112	79,707
Raytheon Co.	233,337	42,486,001
Republic Services, Inc.	685	55,060
Resideo Technologies, Inc. (1)	3,696	71,296
Robert Half International, Inc.	5,805	378,254
Rockwell Automation, Inc.	107,975	18,945,294
Rollins, Inc.	7,038	292,922
Roper Technologies, Inc.	953	325,897
Safran SA - ADR	156,522	21,453,126
Schneider National, Inc.	637	13,409
Sensata Technologies Holding Plc (1)	4,308	193,946
Southwest Airlines Co.	17,873	927,787
Spirit AeroSystems Holdings, Inc.	5,304	485,475
Textron, Inc.	1,996	101,117
The Middleby Corp. (1)	1,573	204,537
The Toro Co.	5,015	345,233
TransDigm Group, Inc. (1)	2,385	1,082,766
TransUnion	9,124	609,848
Union Pacific Corp.	156,059	26,093,065
United Parcel Service, Inc.	34,199	3,821,396
United Rentals, Inc. (1)	3,931	449,117
Univar, Inc. (1)	886	19,634
Verisk Analytics, Inc.	7,877	1,047,641
W.W. Grainger, Inc.	2,245	675,588
WABCO Holdings, Inc. (1)	2,600	342,758
Wabtec Corp.	1,451	106,968
Waste Management, Inc.	17,894	1,859,366
Watsco, Inc.	1,293	185,171
Welbilt, Inc. (1)	6,353	104,062
XPO Logistics, Inc. (1)	6,296	338,347
Xylem, Inc.	4,951	391,327
		390,925,036
Information Technology - 28.25%
2U, Inc. (1)	2,699	191,224
Accenture Plc	164,464	28,948,953
Adobe Systems, Inc. (1)	194,831	51,920,513
Advanced Micro Devices, Inc. (1)	46,365	1,183,235
Adyen NV (1) (5)	18,304	14,356,855
Akamai Technologies, Inc. (1)	7,324	525,204
Alliance Data Systems Corp.	2,372	415,053
Amphenol Corp.	14,631	1,381,752
Analog Devices, Inc.	459,152	48,334,931
ANSYS, Inc. (1)	4,138	756,054
Apple, Inc.	861,401	163,623,120
Applied Materials, Inc.	47,178	1,871,079
Arista Networks, Inc. (1)	2,852	896,840
Aspen Technology, Inc. (1)	3,268	340,722
Atlassian Corp. Plc (1)	4,991	560,938
Autodesk, Inc. (1)	606,168	94,453,098
Automatic Data Processing, Inc.	523,165	83,570,377
Black Knight, Inc. (1)	7,105	387,222
Booz Allen Hamilton Holding Corp.	6,451	375,061
Broadcom, Inc.	73,363	22,060,988
Broadridge Financial Solutions, Inc.	5,722	593,314
Cadence Design Systems, Inc. (1)	13,721	871,421
CDK Global, Inc.	6,182	363,625
CDW Corp.	7,189	692,804
Ceridian HCM Holding, Inc. (1)	1,873	96,085
Cisco Systems, Inc.	1,710,333	92,340,879
Citrix Systems, Inc.	6,722	669,915
Cognex Corp.	8,194	416,747
Cognizant Technology Solutions - Class A	25,687	1,861,023
Coherent, Inc. (1)	837	118,620
CoreLogic, Inc. (1)	2,418	90,095
Cypress Semiconductor Corp.	12,432	185,485
Dell Technologies, Inc. - Class C (1)	447	26,234
DocuSign, Inc. (1)	3,864	200,310
Elastic NV (1)	349	27,875
EPAM Systems, Inc. (1)	2,549	431,112
Euronet Worldwide, Inc. (1)	1,225	174,673
F5 Networks, Inc. (1)	2,945	462,159
FactSet Research Systems, Inc.	1,868	463,768
Fair Isaac Corp. (1)	1,420	385,715
Fidelity National Information Services, Inc.	1,377	155,739
FireEye, Inc. (1)	6,161	103,443
First Data Corp. (1)	26,927	707,372
Fiserv, Inc. (1)	19,660	1,735,585
FleetCor Technologies, Inc. (1)	352,061	86,814,722
FLIR Systems, Inc.	566	26,930
Fortinet, Inc. (1)	6,961	584,515
Gartner, Inc. (1)	4,382	664,662
Genpact Ltd.	2,838	99,841
Global Payments, Inc.	7,866	1,073,866
GoDaddy, Inc. (1)	8,341	627,160
Guidewire Software, Inc. (1)	4,020	390,583
International Business Machines Corp.	32,704	4,614,534
Intuit, Inc.	327,799	85,689,937
IPG Photonics Corp. (1)	1,777	269,713
Jack Henry & Associates, Inc.	3,781	524,576
KLA-Tencor Corp.	8,080	964,833
Lam Research Corp.	7,543	1,350,272
Littelfuse, Inc.	1,009	184,122
LogMeIn, Inc.	1,595	127,759
Manhattan Associates, Inc. (1)	3,239	178,501
Marvell Technology Group Ltd.	7,105	141,318
Mastercard, Inc.	264,396	62,252,038
Maxim Integrated Products, Inc.	13,446	714,924
Microchip Technology, Inc.	11,498	953,874
Micron Technology, Inc. (1)	43,355	1,791,862
Microsoft Corp.	2,683,886	316,537,515
MKS Instruments, Inc.	2,701	251,328
Monolithic Power Systems, Inc.	1,993	270,032
Motorola Solutions, Inc.	142,871	20,061,946
National Instruments Corp.	4,407	195,495
NCR Corp. (1)	4,995	136,314
NetApp, Inc.	12,475	865,016
Nutanix, Inc. (1)	6,880	259,651
NVIDIA Corp.	181,416	32,575,057
NXP Semiconductors NV	862	76,192
Okta, Inc. (1)	4,313	356,814
ON Semiconductor Corp. (1)	20,909	430,098
Oracle Corp.	11,598	622,929
Palo Alto Networks, Inc. (1)	131,323	31,895,730
Paychex, Inc.	15,890	1,274,378
Paycom Software, Inc. (1)	2,376	449,373
PayPal Holdings, Inc. (1)	1,057,972	109,859,812
Pegasystems, Inc.	1,765	114,725
Pluralsight, Inc. - Class A (1)	2,159	68,527
Proofpoint, Inc. (1)	2,490	302,361
PTC, Inc. (1)	5,786	533,353
Pure Storage, Inc. (1)	8,379	182,578
RealPage, Inc. (1)	3,535	214,539
Red Hat, Inc. (1)	78,816	14,399,683
RingCentral, Inc. (1)	3,391	365,550
Sabre Corp.	10,739	229,707
Salesforce.com, Inc. (1)	891,899	141,250,045
ServiceNow, Inc. (1)	63,412	15,630,424
Skyworks Solutions, Inc.	194,973	16,081,373
SolarWinds Corp. (1)	1,198	23,385
Splunk, Inc. (1)	7,196	896,622
Square, Inc. (1)	363,178	27,209,296
SS&C Technologies Holdings, Inc.	9,906	630,913
Switch, Inc.	1,727	17,805
Synopsys, Inc. (1)	666	76,690
Tableau Software, Inc. (1)	3,503	445,862
Teradata Corp. (1)	4,276	186,647
Teradyne, Inc.	1,452	57,848
Texas Instruments, Inc.	151,404	16,059,422
The Western Union Co.	6,036	111,485
Total System Services, Inc.	8,878	843,499
Twilio, Inc. (1)	4,320	558,058
Tyler Technologies, Inc. (1)	1,918	392,039
Ubiquiti Networks, Inc.	739	110,636
Ultimate Software Group, Inc. (1)	1,502	495,855
Universal Display Corp.	2,097	320,526
VeriSign, Inc. (1)	5,086	923,414
Versum Materials, Inc.	5,315	267,398
Visa, Inc.	1,390,879	217,241,391
VMware, Inc. (1)	3,559	642,435
WEX, Inc. (1)	2,004	384,748
Workday, Inc. (1)	236,628	45,633,710
Worldpay, Inc. (1)	130,455	14,806,643
Xilinx, Inc.	12,610	1,598,822
Zebra Technologies Corp. (1)	2,600	544,778
Zendesk, Inc. (1)	5,204	442,340
		1,905,780,571
Materials - 3.15%
Avery Dennison Corp.	4,321	488,273
Axalta Coating Systems Ltd. (1)	4,073	102,680
Berry Global Group, Inc. (1)	3,118	167,967
Celanese Corp.	4,027	397,102
Chemours Co.	8,623	320,431
Crown Holdings, Inc. (1)	6,488	354,050
Eagle Materials, Inc.	1,934	163,036
Ecolab, Inc.	624,257	110,206,331
Element Solutions, Inc. (1)	5,220	52,722
FMC Corp.	2,743	210,717
Graphic Packaging Holding Co.	2,552	32,232
International Flavors & Fragrances, Inc.	2,400	309,096
International Paper Co.	2,222	102,812
Linde Plc	432,803	76,143,032
Lyondellbasell Industries NV	7,293	613,195
Martin Marietta Materials, Inc.	2,877	578,795
NewMarket Corp.	350	151,746
Packaging Corp. of America	4,639	461,024
PPG Industries, Inc.	776	87,587
Royal Gold, Inc.	1,296	117,845
RPM International, Inc.	1,304	75,684
Scotts Miracle-Gro Co.	935	73,472
Sealed Air Corp.	4,295	197,828
Silgan Holdings, Inc.	1,258	37,275
Southern Copper Corp.	4,220	167,450
Steel Dynamics, Inc.	1,637	57,737
The Sherwin-Williams Co.	4,122	1,775,387
Vulcan Materials Co.	156,525	18,532,560
W.R. Grace & Co.	2,494	194,632
Westlake Chemical Corp.	1,583	107,422
		212,280,120
Real Estate - 2.21%
Alexandria Real Estate Equities, Inc.	444	63,297
American Tower Corp.	21,696	4,275,414
CBRE Group, Inc. (1)	7,464	369,095
Colony Capital, Inc.	705	3,751
CoreSite Realty Corp.	1,761	188,462
Crown Castle International Corp.	15,495	1,983,360
Equinix, Inc.	219,728	99,571,940
Equity Lifestyle Properties, Inc.	4,232	483,718
Extra Space Storage, Inc.	5,196	529,524
Gaming and Leisure Properties, Inc.	3,706	142,940
Hudson Pacific Properties, Inc.	1,076	37,036
Lamar Advertising Co.	3,802	301,347
Life Storage, Inc.	196	19,065
Omega Healthcare Investors, Inc.	738	28,155
Prologis, Inc.	496,770	35,742,602
Public Storage	7,366	1,604,167
SBA Communications Corp. (1)	5,558	1,109,710
Simon Property Group, Inc.	13,987	2,548,571
Taubman Centers, Inc.	3,022	159,803
The Howard Hughes Corp. (1)	728	80,080
		149,242,037
Total Common Stocks (Cost $4,978,376,955)		6,554,555,901

RIGHTS - 0.00% (2)
Consumer Staples - 0.00% (2)
Herbalife Ltd., expires 8/21/2019 - CVR (1) (4)	93,853	-
Total Rights (Cost $0)		-

SHORT-TERM INVESTMENTS - 2.75%
Money Market Funds - 2.75%
Goldman Sachs Financial Square Government Fund - Class I, 2.32% (3)	92,895,169	92,895,169
JPMorgan U.S. Government Money Market Fund - Class I, 2.33% (3)	92,895,169	92,895,169
Total Short-Term Investments (Cost $185,790,338)		185,790,338
TOTAL INVESTMENTS IN SECURITIES - 99.92%
(Cost $5,164,167,293)		6,740,346,239
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.08%		5,361,285
TOTAL NET ASSETS - 100.00%		$6,745,707,524

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CVR	Contingent Value Right

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of this security totals $0, which represents 0.00% of total net assets.
(5)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $14,356,855, which represents 0.21% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").

 The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund
Notes to Schedule of Investments
March 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Fund’s shares is generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of the Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (“the Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Fund’s holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•
Level 2 –Inputs other than quoted prices included within Level 1 that are observable for the asset or liability.  Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 –Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by the Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Fund on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Fund values the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information
The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$714,416,369	$-	$-		714,416,369
Consumer Discretionary	1,087,146,788	24,167,130	-		1,111,313,918
Consumer Staples	461,312,753	-	-		461,312,753
Energy	145,629,846	-	-		145,629,846
Financials	362,780,386	-	-		362,780,386
Healthcare	1,100,874,865	-	-		1,100,874,865
Industrials	362,898,080	28,026,956	-		390,925,036
Information Technology	1,891,423,716	14,356,855	-		1,905,780,571
Materials	212,280,120	-	-		212,280,120
Real Estate	149,242,037	-	-		149,242,037
Rights
Consumer Staples	-	-	-	(1)	-
Short-Term Investments	185,790,338	-	-		185,790,338
Total Assets	$6,673,795,298	$66,550,941	$-		6,740,346,239

 (1) Includes a security valued at $0.

Bridge Builder Large Cap Value Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.93%
Communication Services - 4.79%
Alphabet, Inc. - Class C (1)	81,990	$96,199,687
AT&T, Inc.	452,368	14,186,261
CBS Corp.	1,038,540	49,361,806
CenturyLink, Inc.	59,176	709,520
Charter Communications, Inc. (1)	3,083	1,069,524
Cinemark Holdings, Inc.	6,579	263,094
Comcast Corp. - Class A	3,173,632	126,881,807
Discovery Communications, Inc. - Class A (1)	10,180	275,064
Discovery Communications, Inc. - Class C (1)	21,248	540,124
DISH Network Corp. (1)	13,920	441,125
Facebook, Inc. (1)	346,544	57,765,419
Fox Corp. - Class A (1)	22,105	811,487
Fox Corp. - Class B (1)	10,011	359,206
GCI Liberty, Inc. (1)	364,003	20,242,207
Interpublic Group of Companies, Inc.	21,614	454,110
John Wiley & Sons, Inc.	2,751	121,649
Liberty Broadband Corp. - Class A (1)	1,502	137,643
Liberty Broadband Corp. - Class C (1)	6,588	604,383
Liberty Media Group LLC - Class A (1)	2,069	70,429
Liberty Media Group LLC - Class C (1)	11,869	416,009
Liberty SiriusXM Group - Class A (1)	5,056	193,038
Liberty SiriusXM Group - Class C (1)	10,172	388,977
Lions Gate Entertainment Corp. - Class A	2,931	45,833
Lions Gate Entertainment Corp. - Class B	5,778	87,240
News Corp. - Class A	24,279	302,031
News Corp. - Class B	7,329	91,539
Omnicom Group, Inc.	4,779	348,819
Sprint Corp. (1)	40,304	227,718
Take-Two Interactive Software, Inc. (1)	2,881	271,880
Telephone & Data Systems, Inc.	6,100	187,453
The Madison Square Garden Co. (1)	1,029	301,631
T-Mobile U.S., Inc. (1)	6,671	460,966
Tribune Media Co.	5,307	244,865
United States Cellular Corp. (1)	756	34,708
Verizon Communications, Inc.	257,651	15,234,904
Viacom, Inc. - Class A	447	14,505
Viacom, Inc. - Class B	21,811	612,235
Walt Disney Co.	42,184	4,683,720
Zillow Group, Inc. - Class A (1)	823	28,147
Zillow Group, Inc. - Class C (1)	2,230	77,470
Zynga, Inc. (1)	47,755	254,534
		395,002,767
Consumer Discretionary - 11.13%
Adient Plc	5,568	72,161
Advance Auto Parts, Inc.	302,229	51,539,111
Aptiv Plc	2,126	168,996
Aramark	1,280,582	37,841,198
AutoNation, Inc. (1)	1,254,943	44,826,564
AutoZone, Inc. (1)	195	199,703
Best Buy, Inc.	10,675	758,566
Booking Holdings, Inc. (1)	34,032	59,382,777
Borgwarner, Inc.	12,876	494,567
Bright Horizons Family Solutions, Inc. (1)	475	60,377
Brunswick Corp.	4,950	249,134
Caesars Entertainment Corp. (1)	34,825	302,629
Capri Holdings Ltd. (1)	3,918	179,249
CarMax, Inc. (1)	4,162	290,508
Carnival Corp.	25,056	1,270,840
Columbia Sportswear Co.	1,578	164,396
D. R. Horton, Inc.	8,735	361,454
Darden Restaurants, Inc.	3,854	468,145
Dick's Sporting Goods, Inc.	4,449	163,768
Dollar General Corp.	458,789	54,733,528
Dollar Tree, Inc. (1)	12,300	1,291,992
eBay, Inc.	1,218,301	45,247,699
Extended Stay America, Inc.	4,573	82,085
Foot Locker, Inc.	6,957	421,594
Ford Motor Co.	243,344	2,136,560
Gap, Inc.	12,248	320,653
Garmin Ltd.	7,010	605,314
Garrett Motion, Inc. (1)	1,666	24,540
General Motors Co.	81,793	3,034,520
Gentex Corp.	5,766	119,241
Genuine Parts Co.	8,871	993,818
Goodyear Tire & Rubber Co.	14,262	258,855
Graham Holdings Co.	264	180,360
H&R Block, Inc.	11,115	266,093
Harley-Davidson, Inc.	10,332	368,439
Hasbro, Inc.	1,564	132,971
Home Depot, Inc.	200,301	38,435,759
Hyatt Hotels Corp.	2,501	181,498
International Game Technology Plc	5,479	71,172
Kohl's Corp.	10,180	700,079
L Brands, Inc.	11,851	326,851
Las Vegas Sands Corp.	8,964	546,445
Lear Corp.	3,498	474,714
Leggett & Platt, Inc.	8,219	347,006
Lennar Corp. - Class A	679,015	33,332,846
Lennar Corp. - Class B	389	15,218
LKQ Corp. (1)	16,559	469,944
Lowes Companies, Inc.	444,370	48,645,184
Macy's, Inc.	19,616	471,373
Mattel, Inc. (1)	17,077	222,001
McDonald's Corp.	546,357	103,753,194
MGM Resorts International	1,588,378	40,757,780
Michelin	497,584	58,786,896
Mohawk Industries, Inc. (1)	3,824	482,398
Newell Brands, Inc.	27,338	419,365
Nike, Inc.	795,651	67,001,771
Norwegian Cruise Line Holdings Ltd. (1)	799,546	43,943,048
Penske Automotive Group, Inc.	2,086	93,140
Pulte Group, Inc.	10,711	299,480
PVH Corp.	4,715	574,994
Qurate Retail, Inc. (1)	1,340,095	21,414,718
Ralph Lauren Corp.	3,199	414,846
Royal Caribbean Cruises Ltd.	386,404	44,289,627
Service Corp. International	5,653	226,968
Skechers USA, Inc. (1)	4,128	138,742
Tapestry, Inc.	15,009	487,642
Target Corp.	32,983	2,647,216
The Michaels Companies, Inc. (1)	4,919	56,175
Thor Industries, Inc.	468	29,189
Tiffany & Co.	6,295	664,437
TJX Companies, Inc.	1,185,749	63,093,704
Toll Brothers, Inc.	4,082	147,768
Under Armour, Inc. - Class A (1)	2,637	55,746
Under Armour, Inc. - Class C (1)	2,865	54,063
VF Corp.	365,107	31,731,449
Visteon Corp. (1)	583	39,265
Whirlpool Corp.	3,884	516,145
Williams-Sonoma, Inc.	3,837	215,908
Yum China Holdings, Inc.	20,722	930,625
Yum! Brands, Inc.	13,448	1,342,245
		917,861,039
Consumer Staples - 6.97%
Archer-Daniels-Midland Co.	34,668	1,495,231
Bunge Ltd.	8,663	459,745
Campbell Soup Co.	3,864	147,334
Casey's General Stores, Inc.	2,227	286,771
Church & Dwight Co., Inc.	2,310	164,541
Clorox Co.	1,035	166,076
Coca Cola Co.	1,949,906	91,372,595
Coca-Cola European Partners Plc	859,775	44,484,759
Colgate Palmolive Co.	1,075,733	73,730,740
Conagra Brands, Inc.	30,082	834,475
Costco Wholesale Corp.	280,872	68,010,346
Coty, Inc.	28,675	329,762
CVS Health Corp.	405,509	21,869,100
Diageo Plc - ADR	389,825	63,779,268
Energizer Holdings, Inc.	1,746	78,448
Flowers Foods, Inc.	10,825	230,789
General Mills, Inc.	35,372	1,830,501
Herbalife Ltd. (1)	5,811	307,925
Hormel Foods Corp.	16,897	756,310
Ingredion, Inc.	4,134	391,448
Kellogg Co.	7,651	439,014
Kimberly-Clark Corp.	2,740	339,486
Kraft Heinz Co.	37,474	1,223,526
Kroger Co.	49,227	1,210,984
Lamb Weston Holdings, Inc.	9,160	686,450
McCormick & Co., Inc.	7,110	1,070,979
Molson Coors Brewing Co.	10,844	646,845
Mondelez International, Inc.	88,867	4,436,241
Nu Skin Enterprises, Inc.	2,328	111,418
PepsiCo, Inc.	696,042	85,299,947
Philip Morris International, Inc.	360,982	31,907,199
Pilgrim's Pride Corp. (1)	3,257	72,599
Post Holdings, Inc. (1)	1,734	189,700
Procter & Gamble Co.	590,722	61,464,624
Seaboard Corp.	15	64,270
Spectrum Brands Holdings, Inc.	1,309	71,707
The Hain Celestial Group, Inc. (1)	5,930	137,102
The Hershey Co.	744	85,434
The J. M. Smucker Co.	6,831	795,812
TreeHouse Foods, Inc. (1)	3,427	221,213
Tyson Foods, Inc.	18,268	1,268,347
U.S. Foods Holding Corp. (1)	12,715	443,881
Walgreens Boots Alliance, Inc.	50,182	3,175,015
Walmart, Inc.	87,397	8,523,829
		574,611,786
Energy - 7.41%
Anadarko Petroleum Corp.	21,209	964,585
Antero Resources Corp. (1)	6,639	58,622
Apache Corp.	549,121	19,032,534
Apergy Corp. (1)	4,765	195,651
Baker Hughes a GE Co.	31,740	879,833
BP Plc - ADR	960,845	42,008,143
Cabot Oil & Gas Corp.	6,776	176,854
Centennial Resource Development, Inc. (1)	10,660	93,701
Cheniere Energy, Inc. (1)	4,380	299,417
Chesapeake Energy Corp. (1)	56,822	176,148
Chevron Corp.	458,437	56,470,270
Cimarex Energy Co.	5,366	375,083
CNX Resources Corp. (1)	13,134	141,453
Concho Resources, Inc.	10,437	1,158,090
ConocoPhillips	670,956	44,779,604
Continental Resources, Inc. (1)	2,794	125,087
Devon Energy Corp.	715,208	22,571,965
Diamondback Energy, Inc.	8,151	827,571
EOG Resources, Inc.	653,425	62,192,992
EQT Corp.	15,564	322,797
Equitrans Midstream Corp.	13,691	298,190
Extraction Oil & Gas, Inc. (1)	5,932	25,092
Exxon Mobil Corp.	729,671	58,957,417
Helmerich & Payne, Inc.	6,706	372,585
Hess Corp.	1,100,248	66,267,937
HollyFrontier Corp.	10,224	503,737
Kinder Morgan, Inc.	121,543	2,432,076
Kosmos Energy Ltd.	4,979,556	31,022,634
Marathon Oil Corp.	52,505	877,359
Marathon Petroleum Corp.	41,879	2,506,458
Murphy Oil Corp.	10,252	300,384
Nabors Industries Ltd.	21,414	73,664
National Oilwell Varco, Inc.	23,528	626,786
Noble Energy, Inc.	29,943	740,490
Occidental Petroleum Corp.	801,166	53,037,189
ONEOK, Inc.	14,794	1,033,213
Parsley Energy, Inc. (1)	1,424,348	27,489,916
Patterson-UTI Energy, Inc.	12,871	180,451
PBF Energy, Inc.	7,654	238,346
Phillips 66	471,888	44,909,581
Pioneer Natural Resources Co.	4,765	725,614
QEP Resources, Inc. (1)	13,903	108,304
Range Resources Corp.	12,990	146,008
RPC, Inc.	1,929	22,010
Schlumberger Ltd.	86,442	3,766,278
SM Energy Co.	6,915	120,943
Targa Resources Corp.	14,155	588,140
The Williams Companies, Inc.	73,951	2,123,873
Transocean Ltd. (1)	32,145	279,983
Valero Energy Corp.	356,527	30,244,185
Vermilion Energy, Inc.	1,130,163	27,915,026
Weatherford International Plc (1)	61,299	42,787
Whiting Petroleum Corp. (1)	5,438	142,149
WPX Energy, Inc. (1)	24,332	318,993
		611,288,198
Financials - 17.39%
Affiliated Managers Group, Inc.	3,302	353,677
Aflac, Inc.	46,227	2,311,350
AGNC Investment Corp.	33,821	608,778
Alleghany Corp. (1)	820	502,168
Allstate Corp.	20,603	1,940,391
Ally Financial, Inc.	25,793	709,050
American Express Co.	1,004,819	109,826,717
American Financial Group, Inc.	4,401	423,420
American International Group, Inc.	929,795	40,036,973
American National Insurance Co.	592	71,525
Ameriprise Financial, Inc.	7,069	905,539
Annaly Capital Management, Inc.	84,937	848,521
Arch Capital Group Ltd. (1)	20,200	652,864
Arthur J. Gallagher & Co.	11,220	876,282
Associated Banc Corp.	9,993	213,351
Assurant, Inc.	3,588	340,537
Assured Guaranty Ltd.	6,518	289,595
Athene Holding Ltd. (1)	10,194	415,915
AXA Equitable Holdings, Inc.	14,476	291,547
Axis Capital Holdings Ltd.	4,507	246,893
Bank of America Corp.	560,695	15,469,575
Bank of Hawaii Corp.	2,600	205,062
Bank of New York Mellon Corp.	904,055	45,591,494
Bank OZK	7,446	215,785
BankUnited, Inc.	6,175	206,245
BB&T Corp.	47,969	2,231,998
Berkshire Hathaway, Inc. (1)	747,983	150,262,305
BGC Partners, Inc.	16,315	86,633
BlackRock, Inc.	107,747	46,047,835
BOK Financial Corp.	1,616	131,785
Brighthouse Financial, Inc. (1)	7,646	277,473
Brown & Brown, Inc.	14,058	414,852
Capital One Financial Corp.	26,986	2,204,486
CBOE Holdings, Inc.	479	45,716
Chimera Investment Corp.	11,246	210,750
Chubb Ltd.	822,889	115,270,291
Cincinnati Financial Corp.	9,760	838,384
CIT Group, Inc.	6,338	304,034
Citigroup, Inc.	1,283,516	79,860,365
Citizens Financial Group, Inc.	29,671	964,307
CME Group, Inc.	19,343	3,183,471
CNA Financial Corp.	1,707	73,998
Comerica, Inc.	9,408	689,795
Commerce Bancshares, Inc.	6,021	349,579
Credit Acceptance Corp. (1)	44	19,885
Cullen/Frost Bankers, Inc.	3,453	335,183
Discover Financial Services	11,336	806,670
E*TRADE Financial Corp.	824,448	38,279,121
East West Bancorp, Inc.	8,569	411,055
Erie Indemnity Co.	359	64,089
Everest Re Group Ltd.	1,517	327,611
F.N.B. Corp.	19,020	201,612
Fifth Third Bancorp	47,403	1,195,504
First American Financial Corp.	6,233	320,999
First Citizens Bancshares, Inc.	477	194,234
First Hawaiian, Inc.	8,764	228,302
First Horizon National Corp.	20,532	287,037
First Republic Bank	10,065	1,011,130
FNF Group	791,117	28,915,326
Franklin Resources, Inc.	18,569	615,377
Hanover Insurance Group, Inc.	2,616	298,669
Harford Financial Services Group, Inc.	22,020	1,094,834
Huntington Bancshares, Inc.	64,553	818,532
Interactive Brokers Group, Inc.	339	17,587
Intercontinental Exchange, Inc.	16,722	1,273,213
Invesco Ltd.	24,520	473,481
Jefferies Financial Group, Inc.	1,634,352	30,709,474
JPMorgan Chase & Co.	687,336	69,579,023
KeyCorp	63,595	1,001,621
Lazard Ltd.	494	17,853
Legg Mason, Inc.	5,227	143,063
Lincoln National Corp.	13,145	771,611
Loews Corp.	17,303	829,333
M&T Bank Corp.	8,598	1,350,058
Markel Corp. (1)	763	760,131
Marsh & McLennan Companies, Inc.	692,043	64,982,838
Mercury General Corp.	1,797	89,976
MetLife, Inc.	50,536	2,151,318
MFA Financial, Inc.	26,783	194,712
Morgan Stanley	75,616	3,190,995
Nasdaq OMX Group, Inc.	7,253	634,565
Navient Corp.	2,200,881	25,464,193
New Residential Investment Corp.	24,765	418,776
New York Community Bancorp, Inc.	2,975,291	34,424,117
Northern Trust Corp.	8,958	809,893
Oaktree Capital Group LLC	1,132,191	56,213,283
Old Republic International Corp.	17,171	359,217
OneMain Holdings, Inc.	4,535	143,986
PacWest Bancorp	7,557	284,219
People's United Financial, Inc.	22,843	375,539
Pinnacle Financial Partners, Inc.	2,507	137,133
PNC Financial Services Group, Inc.	463,146	56,809,488
Popular, Inc.	6,152	320,704
Principal Financial Group, Inc.	17,214	863,971
Prosperity Bancshares, Inc.	4,281	295,646
Prudential Financial, Inc.	25,751	2,366,002
Raymond James Financial, Inc.	5,499	442,175
Regions Financial Corp.	63,654	900,704
Reinsurance Group of America, Inc.	3,744	531,573
RenaissanceRe Holdings Ltd.	2,315	332,202
Santander Consumer USA Holdings, Inc.	5,925	125,195
Signature Bank	1,170	149,842
SLM Corp.	4,405,214	43,655,671
Starwood Property Trust, Inc.	17,415	389,225
State Street Corp.	562,823	37,039,382
Sterling Bancorp	13,717	255,548
SunTrust Banks, Inc.	549,937	32,583,767
SVB Financial Group (1)	733	162,990
Synchrony Financial	1,936,383	61,770,618
Synovus Financial Corp.	6,931	238,149
T. Rowe Price Group, Inc.	1,053	105,426
TCF Financial Corp.	10,053	207,997
Texas Capital Bancshares, Inc. (1)	1,345	73,424
TFS Financial Corp.	3,129	51,535
The Goldman Sachs Group, Inc.	255,293	49,013,703
Torchmark Corp.	6,374	522,349
Travelers Companies, Inc.	13,270	1,820,113
Two Harbors Investment Corp.	15,856	214,532
U.S. Bancorp	93,576	4,509,427
Umpqua Holdings Corp.	14,414	237,831
Unum Group	12,755	431,502
Voya Financial, Inc.	8,727	436,001
W.R. Berkley Corp.	5,742	486,462
Webster Financial Corp.	5,718	289,731
Wells Fargo & Co.	1,829,569	88,404,774
Western Alliance Bancorp (1)	2,463	101,082
White Mountains Insurance Group Ltd.	192	177,692
Willis Towers Watson Plc	272,809	47,918,901
Wintrust Financial Corp.	3,559	239,627
Zions Bancorp	11,932	541,832
		1,434,244,482
Healthcare - 12.18%
Abbott Laboratories	106,454	8,509,933
Acadia Healthcare Co., Inc. (1)	5,305	155,490
Agilent Technologies, Inc.	19,932	1,602,134
Agios Pharmaceuticals, Inc. (1)	176	11,869
Alexion Pharmaceuticals, Inc. (1)	2,273	307,264
Allergan Plc	327,455	47,942,687
Alnylam Pharmaceuticals, Inc. (1)	754	70,461
Amgen, Inc.	170,420	32,376,392
Anthem, Inc.	206,548	59,275,145
Baxter International, Inc.	851,565	69,240,750
Becton Dickinson and Co.	15,018	3,750,445
Biogen, Inc. (1)	617	145,846
Bio-Rad Laboratories, Inc. (1)	1,309	400,135
Bluebird Bio, Inc. (1)	1,053	165,668
Boston Scientific Corp. (1)	19,800	759,924
Bristol Myers Squibb Co.	48,011	2,290,605
Bruker Corp.	3,526	135,539
Cardinal Health, Inc.	727,538	35,030,955
Catalent, Inc. (1)	7,229	293,425
Centene Corp. (1)	2,866	152,185
Cerner Corp. (1)	10,668	610,316
Charles River Laboratories International, Inc. (1)	788	114,457
Cigna Corp.	16,737	2,691,644
Covetrus, Inc. (1)	3,162	100,722
Danaher Corp.	631,941	83,428,851
DaVita, Inc. (1)	3,664	198,919
Dentsply Sirona, Inc.	13,604	674,622
Elanco Animal Health, Inc. (1)	11,009	353,059
Eli Lilly & Co.	21,021	2,727,685
Gilead Sciences, Inc.	20,314	1,320,613
HCA Healthcare, Inc.	4,912	640,427
Henry Schein, Inc. (1)	7,906	475,230
Hill-Rom Holdings, Inc.	1,597	169,058
Hologic, Inc. (1)	16,548	800,923
Humana, Inc.	430	114,380
Integra LifeSciences Holdings Corp. (1)	878	48,922
IQVIA Holdings, Inc. (1)	10,719	1,541,928
Jazz Pharmaceuticals Plc (1)	255	36,452
Johnson & Johnson	668,357	93,429,625
Laboratory Corp. of America Holdings (1)	5,894	901,664
McKesson Corp.	10,477	1,226,438
MEDNAX, Inc. (1)	5,515	149,843
Medtronic Plc	1,917,971	174,688,799
Merck & Co., Inc.	1,017,136	84,595,201
Molina Healthcare, Inc. (1)	561	79,640
Mylan (1)	31,714	898,775
PerkinElmer, Inc.	6,836	658,717
Perrigo Co. Plc	7,862	378,634
Pfizer, Inc.	1,390,041	59,035,041
Premier, Inc. (1)	2,165	74,671
QIAGEN NV (1)	13,887	564,923
Quest Diagnostics, Inc.	8,375	753,080
Sanofi - ADR	2,063,583	91,375,455
STERIS Plc	5,350	684,960
Teleflex, Inc.	2,315	699,500
Teva Pharmaceutical Industries Ltd. - ADR (1)	941,735	14,766,405
The Cooper Companies, Inc.	2,539	751,976
Thermo Fisher Scientific, Inc.	23,465	6,422,840
United Therapeutics Corp. (1)	2,669	313,261
UnitedHealth Group, Inc.	446,387	110,373,650
Universal Health Services, Inc.	5,231	699,751
Waters Corp. (1)	301	75,765
WellCare Health Plans, Inc. (1)	200	53,950
West Pharmaceutical Services, Inc.	3,437	378,757
Zimmer Holdings, Inc.	12,763	1,629,835
		1,004,326,216
Industrials - 14.00%
3M Co.	248,061	51,542,115
Acuity Brands, Inc.	2,454	294,504
ADT, Inc.	5,960	38,084
AECOM (1)	10,200	302,634
AGCO Corp.	4,326	300,873
Air Lease Corp.	1,797,911	61,758,243
Alaska Air Group, Inc.	7,558	424,155
Allegion Plc	1,131	102,593
AMERCO	107,996	40,121,594
American Airlines Group, Inc.	25,518	810,452
AMETEK, Inc.	11,366	943,037
Arconic, Inc.	26,637	509,033
Arcosa, Inc.	3,681	112,455
Canadian National Railway Co.	640,433	57,305,945
Carlisle Companies, Inc.	3,661	448,912
Caterpillar, Inc.	2,936	397,799
Clean Harbors, Inc. (1)	3,174	227,036
Colfax Corp. (1)	5,910	175,409
Copa Holdings SA	1,943	156,625
Crane Co.	3,078	260,460
CSX Corp.	25,614	1,916,439
Cummins, Inc.	5,857	924,645
Curtiss-Wright Corp.	2,595	294,117
Delta Air Lines, Inc.	29,824	1,540,410
Donaldson Co., Inc.	889	44,503
Dover Corp.	8,917	836,415
Eaton Corp. Plc	27,128	2,185,432
Emerson Electric Co.	10,977	751,595
Equifax, Inc.	5,434	643,929
FedEx Corp.	314,740	57,096,983
Flowserve Corp.	8,033	362,610
Fluor Corp.	8,475	311,880
Fortive Corp.	1,486	124,660
Fortune Brands Home & Security, Inc.	5,236	249,286
Gardner Denver Holdings, Inc. (1)	5,128	142,610
Gates Industrial Corp. Plc (1)	2,382	34,158
General Dynamics Corp.	378,490	64,070,787
General Electric Co.	5,214,769	52,095,542
Genesee & Wyoming, Inc. (1)	2,837	247,216
GrafTech International Ltd.	3,363	43,013
HD Supply Holdings, Inc. (1)	8,043	348,664
Hexcel Corp.	4,150	287,014
Honeywell International, Inc.	337,547	53,642,969
Hubbell, Inc.	1,038	122,463
Huntington Ingalls Industries, Inc.	377	78,114
IDEX Corp.	269	40,818
IHS Markit Ltd. (1)	23,963	1,303,108
Ingersoll-Rand Plc	7,027	758,565
ITT, Inc.	5,345	310,010
Jacobs Engineering Group, Inc.	1,057,461	79,510,493
JetBlue Airways Corp. (1)	18,352	300,239
Johnson Controls International Plc	1,001,579	36,998,316
Kansas City Southern	6,234	723,019
KAR Auction Services, Inc.	462	23,705
Kirby Corp. (1)	3,885	291,802
Knight-Swift Transportation Holdings, Inc.	7,669	250,623
L3 Technologies, Inc.	4,945	1,020,500
Lennox International, Inc.	121	31,992
Lockheed Martin Corp.	184,030	55,238,445
Macquarie Infrastructure Corp.	4,805	198,062
ManpowerGroup, Inc.	3,820	315,876
Masco Corp.	5,781	227,251
MSC Industrial Direct Co., Inc.	1,445	119,516
Nielsen Holdings Plc	1,142,728	27,048,372
Nordson Corp.	205	27,167
Norfolk Southern Corp.	16,596	3,101,626
Northrop Grumman Corp.	175,643	47,353,353
nVent Electric Plc	9,903	267,183
Oshkosh Corp.	4,358	327,417
Owens Corning	680,503	32,065,301
PACCAR, Inc.	21,134	1,440,071
Parker-Hannifin Corp.	6,579	1,129,088
Pentair Plc	9,628	428,542
Quanta Services, Inc.	6,468	244,102
Raytheon Co.	284,648	51,828,708
Regal-Beloit Corp.	2,848	233,166
Republic Services, Inc.	12,830	1,031,275
Resideo Technologies, Inc. (1)	2,805	54,108
Roper Technologies, Inc.	5,119	1,750,544
Ryder System, Inc.	3,127	193,843
Schneider National, Inc.	2,128	44,794
Sensata Technologies Holding Plc (1)	4,646	209,163
Snap-on, Inc.	3,495	547,037
Southwest Airlines Co.	9,035	469,007
Spirit AeroSystems Holdings, Inc.	499,334	45,704,041
Stanley Black & Decker, Inc.	333,906	45,467,980
Stericycle, Inc. (1)	5,100	277,542
Teledyne Technologies, Inc. (1)	2,160	511,942
Terex Corp.	3,881	124,696
Textron, Inc.	12,565	636,543
The Middleby Corp. (1)	1,403	182,432
The Timken Co.	4,209	183,597
Trinity Industries, Inc.	8,842	192,137
Union Pacific Corp.	411,910	68,871,352
United Continental Holdings, Inc. (1)	15,360	1,225,421
United Parcel Service, Inc.	452,558	50,568,831
United Technologies Corp.	742,063	95,644,500
Univar, Inc. (1)	6,641	147,165
USG Corp.	4,955	214,551
Valmont Industries, Inc.	1,355	176,285
Wabtec Corp.	559,801	41,268,530
Waste Management, Inc.	3,992	414,809
Watsco, Inc.	463	66,306
WESCO International, Inc. (1)	2,965	157,175
Xylem, Inc.	4,778	377,653
		1,154,497,107
Information Technology - 11.03%
Accenture Plc	341,267	60,069,817
Akamai Technologies, Inc. (1)	561	40,229
Amdocs Ltd.	8,502	460,043
Analog Devices, Inc.	19,384	2,040,554
Apple, Inc.	427,805	81,261,560
ARRIS International Plc (1)	10,050	317,681
Arrow Electronics, Inc. (1)	5,361	413,119
Aspen Technology, Inc. (1)	207	21,582
Autodesk, Inc. (1)	2,236	348,414
Automatic Data Processing, Inc.	201,849	32,243,359
Avnet, Inc.	6,854	297,258
Booz Allen Hamilton Holding Corp.	388	22,558
Broadcom, Inc.	212,256	63,827,502
Cisco Systems, Inc.	1,502,298	81,109,069
Cognizant Technology Solutions - Class A	3,525	255,386
Coherent, Inc. (1)	376	53,287
CommScope Holding Co., Inc. (1)	12,074	262,368
Conduent, Inc. (1)	11,394	157,579
CoreLogic, Inc. (1)	1,834	68,335
Corning, Inc.	48,894	1,618,391
Cypress Semiconductor Corp.	6,539	97,562
Dell Technologies, Inc. - Class C (1)	8,706	510,955
Dolby Laboratories, Inc.	4,029	253,706
DXC Technology Co.	16,615	1,068,511
EchoStar Corp. (1)	2,927	106,689
Euronet Worldwide, Inc. (1)	1,556	221,870
Fidelity National Information Services, Inc.	18,608	2,104,565
FireEye, Inc. (1)	4,348	73,003
First Solar, Inc. (1)	5,018	265,151
FLIR Systems, Inc.	7,903	376,025
Genpact Ltd.	6,211	218,503
Hewlett Packard Enterprise Co.	86,788	1,339,139
HP, Inc.	97,604	1,896,446
Intel Corp.	280,115	15,042,175
International Business Machines Corp.	16,032	2,262,115
Jabil, Inc.	9,284	246,862
Juniper Networks, Inc.	21,009	556,108
Keysight Technologies, Inc. (1)	11,525	1,004,980
Leidos Holdings, Inc.	8,689	556,878
Littelfuse, Inc.	349	63,686
LogMeIn, Inc.	1,153	92,355
Marvell Technology Group Ltd.	2,289,988	45,547,861
Microchip Technology, Inc.	415,206	34,445,490
Micron Technology, Inc. (1)	15,139	625,695
Microsoft Corp.	1,126,327	132,839,006
Motorola Solutions, Inc.	8,934	1,254,512
National Instruments Corp.	1,271	56,382
NCR Corp. (1)	1,126	30,729
Nuance Communications, Inc. (1)	17,363	293,956
NXP Semiconductors NV	740,314	65,436,354
Oracle Corp.	1,492,008	80,135,750
Pluralsight, Inc. (1)	828	26,281
Qorvo, Inc. (1)	7,678	550,743
QUALCOMM, Inc.	615,116	35,080,065
Sabre Corp.	3,274	70,031
Samsung Electronic Co. Ltd.	1,304,824	51,466,083
Skyworks Solutions, Inc.	3,212	264,926
SS&C Technologies Holdings, Inc.	1,022	65,091
Symantec Corp.	39,335	904,312
Synopsys, Inc. (1)	8,470	975,320
Teradata Corp. (1)	2,172	94,808
Teradyne, Inc.	9,179	365,691
Texas Instruments, Inc.	345,071	36,601,681
The Western Union Co.	19,577	361,587
Trimble, Inc. (1)	15,353	620,261
Visa, Inc.	416,590	65,067,192
Western Digital Corp.	18,039	866,954
Worldpay, Inc. (1)	16,926	1,921,101
Xerox Corp.	12,485	399,270
		909,612,507
Materials - 5.80%
Air Products & Chemicals, Inc.	289,117	55,209,782
Albemarle Corp.	6,599	540,986
Alcoa Corp. (1)	11,890	334,822
AptarGroup, Inc.	3,757	399,707
Ardagh Group SA	991	12,883
Ashland Global Holdings, Inc.	4,078	318,614
Axalta Coating Systems Ltd. (1)	7,772	195,932
Ball Corp.	20,979	1,213,845
Bemis, Inc.	5,795	321,507
Berry Global Group, Inc. (1)	4,045	217,904
Cabot Corp.	3,655	152,158
Celanese Corp.	451,155	44,488,395
CF Industries Holdings, Inc.	14,190	580,087
Domtar Corp.	3,852	191,252
DowDuPont, Inc.	1,890,758	100,796,309
Eagle Materials, Inc.	306	25,796
Eastman Chemical Co.	8,685	659,018
Ecolab, Inc.	442,546	78,127,071
Element Solutions, Inc. (1)	6,261	63,236
FMC Corp.	5,011	384,945
Freeport-McMoRan, Inc.	89,788	1,157,367
Graphic Packaging Holding Co.	15,584	196,826
Huntsman Corp.	13,184	296,508
International Flavors & Fragrances, Inc.	3,245	417,924
International Paper Co.	22,480	1,040,150
Linde Plc	572,475	100,715,527
Lyondellbasell Industries NV	401,478	33,756,270
Martin Marietta Materials, Inc.	359	72,224
NewMarket Corp.	31	13,440
Newmont Mining Corp.	32,835	1,174,508
Nucor Corp.	19,308	1,126,622
Nutrien Ltd.	919,381	48,506,542
Olin Corp.	10,270	237,648
Owens-Illinois, Inc.	9,377	177,975
PPG Industries, Inc.	14,052	1,586,049
Reliance Steel & Aluminum Co.	4,177	377,016
Royal Gold, Inc.	2,366	215,140
RPM International, Inc.	6,474	375,751
Scotts Miracle-Gro Co.	1,234	96,968
Sealed Air Corp.	4,470	205,888
Silgan Holdings, Inc.	3,099	91,823
Sonoco Products Co.	5,942	365,611
Steel Dynamics, Inc.	11,702	412,730
The Mosaic Co.	22,324	609,668
United States Steel Corp.	10,655	207,666
Valvoline, Inc.	11,620	215,667
Vulcan Materials Co.	450	53,280
W.R. Grace & Co.	1,232	96,145
Westlake Chemical Corp.	150	10,179
WestRock Co.	15,517	595,077
		478,638,438
Real Estate - 3.45%
Alexandria Real Estate Equities, Inc.	6,425	915,948
American Campus Communities, Inc.	8,232	391,679
American Homes 4 Rent	15,585	354,091
American Tower Corp.	474,575	93,519,749
Apartment Investment & Management Co. - Class A	9,600	482,786
Apple Hospitality REIT, Inc.	13,332	217,312
AvalonBay Communities, Inc.	8,624	1,731,096
Boston Properties, Inc.	9,686	1,296,762
Brandywine Realty Trust	10,849	172,065
Brixmor Property Group, Inc.	18,229	334,867
Brookfield Property REIT, Inc.	7,718	158,142
Camden Property Trust	5,465	554,698
CBRE Group, Inc. (1)	10,365	512,549
Colony Capital, Inc.	28,895	153,721
Columbia Property Trust, Inc.	7,444	167,564
Corporate Office Properties Trust	6,076	165,875
Crown Castle International Corp.	6,469	828,032
CubeSmart	11,203	358,944
CyrusOne, Inc.	6,478	339,706
Digital Realty Trust, Inc.	12,787	1,521,653
Douglas Emmett, Inc.	10,301	416,366
Duke Realty Corp.	22,350	683,463
Empire State Realty Trust, Inc.	8,725	137,855
EPR Properties	4,538	348,972
Equity Commonwealth	7,626	249,294
Equity Residential	22,105	1,664,949
Essex Property Trust, Inc.	4,046	1,170,265
Extra Space Storage, Inc.	1,172	119,439
Federal Realty Investment Trust	4,627	637,832
Gaming and Leisure Properties, Inc.	8,260	318,588
HCP, Inc.	29,710	929,923
Healthcare Trust of America, Inc.	12,464	356,346
Highwoods Properties, Inc.	6,167	288,492
Hospitality Properties Trust	9,834	258,733
Host Hotels & Resorts, Inc.	45,416	858,362
Hudson Pacific Properties, Inc.	8,320	286,374
Invitation Homes, Inc.	19,586	476,527
Iron Mountain, Inc.	17,699	627,607
JBG SMITH Properties	6,438	266,211
Jones Lang LaSalle, Inc.	2,839	437,717
Kilroy Realty Corp.	6,067	460,849
Kimco Realty Corp.	24,574	454,619
Lamar Advertising Co.	416	32,972
Liberty Property Trust	898,070	43,484,549
Life Storage, Inc.	2,663	259,030
Medical Properties Trust, Inc.	22,365	413,976
MGM Growth Properties LLC - Class A	1,347,191	43,446,910
Mid-America Apartment Communities, Inc.	6,984	763,561
National Retail Properties, Inc.	9,739	539,443
Omega Healthcare Investors, Inc.	11,193	427,013
Outfront Media, Inc.	8,545	199,953
Paramount Group, Inc.	12,208	173,232
Park Hotels & Resorts, Inc.	12,258	380,979
Prologis, Inc.	38,832	2,793,962
Public Storage	288,804	62,895,735
Rayonier, Inc.	7,937	250,174
Realogy Holdings Corp.	7,266	82,832
Realty Income Corp.	18,248	1,342,323
Regency Centers Corp.	9,698	654,518
Retail Properties of America, Inc.	12,899	157,239
Retail Value, Inc.	839	26,152
Senior Housing Properties Trust	14,515	170,987
Simon Property Group, Inc.	1,626	296,273
SITE Centers Corp.	9,893	134,743
SL Green Realty Corp.	5,139	462,099
Spirit Realty Capital, Inc.	5,854	232,579
STORE Capital Corp.	11,866	397,511
Sun Communities, Inc.	5,281	625,904
The Howard Hughes Corp. (1)	1,442	158,620
The Macerich Co.	8,775	380,396
UDR, Inc.	17,171	780,594
Uniti Group, Inc.	12,406	138,823
Ventas, Inc.	22,088	1,409,435
VEREIT, Inc.	59,695	499,647
VICI Properties, Inc.	24,680	539,998
Vornado Realty Trust	10,615	715,876
W.P. Carey, Inc.	9,963	780,402
Weingarten Realty Investors	7,350	215,870
Welltower, Inc.	23,138	1,795,509
Weyerhaeuser Co.	47,077	1,240,008
		284,925,849
Utilities - 1.78%
AES Corp.	41,409	748,675
Alliant Energy Corp.	14,750	695,167
Ameren Corp.	15,300	1,125,315
American Electric Power Co., Inc.	30,874	2,585,697
American Water Works Co., Inc.	11,256	1,173,551
Aqua America, Inc.	10,938	398,581
Atmos Energy Corp.	7,156	736,567
Avangrid, Inc.	3,542	178,340
CenterPoint Energy, Inc.	30,868	947,648
CMS Energy Corp.	17,345	963,341
Consolidated Edison, Inc.	19,346	1,640,734
Dominion Energy, Inc.	651,052	49,909,646
DTE Energy Co.	11,327	1,412,930
Duke Energy Corp.	44,442	3,999,780
Edison International	19,550	1,210,536
Entergy Corp.	11,278	1,078,515
Evergy, Inc.	16,328	947,840
Eversource Energy	19,817	1,406,016
Exelon Corp.	1,020,631	51,164,232
FirstEnergy Corp.	30,481	1,268,314
Hawaiian Electric Industries, Inc.	6,662	271,610
MDU Resources Group, Inc.	11,724	302,831
National Fuel Gas Co.	4,998	304,678
NextEra Energy, Inc.	29,715	5,744,504
NiSource, Inc.	23,025	659,896
NRG Energy, Inc.	18,022	765,575
OGE Energy Corp.	12,199	526,021
PG&E Corp. (1)	31,846	566,859
Pinnacle West Capital Corp.	6,874	657,017
PPL Corp.	44,682	1,418,207
Public Service Enterprise Group, Inc.	31,650	1,880,327
Sempra Energy	17,184	2,162,778
The Southern Co.	63,784	3,296,357
UGI Corp.	10,634	589,336
Vistra Energy Corp.	24,339	633,544
WEC Energy Group, Inc.	19,616	1,551,233
Xcel Energy, Inc.	31,546	1,773,201
		146,695,399
Total Common Stocks (Cost $6,993,116,337)		7,911,703,788

SHORT-TERM INVESTMENTS - 3.59%
Money Market Funds - 3.59%
Goldman Sachs Financial Square Government Fund - Class I, 2.32% (2)	147,986,861	147,986,861
JPMorgan U.S. Government Money Market Fund - Class I, 2.33% (2)	147,986,862	147,986,862
Total Short-Term Investments (Cost $295,973,723)		295,973,723
TOTAL INVESTMENTS IN SECURITIES - 99.52%
(Cost $7,289,090,060)		8,207,677,511
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.48%		39,328,664
TOTAL NET ASSETS - 100.00%		$8,247,006,175
Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments

Bridge Builder Large Cap Value Fund
Notes to Schedule of Investments
March 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Fund’s shares is generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of the Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (“the Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Fund’s holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•
Level 2 –Inputs other than quoted prices included within Level 1 that are observable for the asset or liability.  Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 –Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by the Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Fund on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Fund values the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information
The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$395,002,767	$-	$-	$395,002,767
Consumer Discretionary	859,074,143	58,786,896	-	917,861,039
Consumer Staples	574,611,786	-	-	574,611,786
Energy	611,288,198	-	-	611,288,198
Financials	1,434,244,482	-	-	1,434,244,482
Healthcare	1,004,326,216	-	-	1,004,326,216
Industrials	1,154,497,107	-	-	1,154,497,107
Information Technology	858,146,424	51,466,083	-	909,612,507
Materials	478,638,438	-	-	478,638,438
Real Estate	284,925,849	-	-	284,925,849
Utilities	146,695,399	-	-	146,695,399
Short-Term Investments	295,973,723	-	-	295,973,723
Total Assets	$8,097,424,532	$110,252,979	$-	$8,207,677,511

Bridge Builder Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.92%
Communication Services - 2.45%
AMC Networks, Inc. (1)	2,675	$151,833
ANGI Homeservices, Inc. (1)	204,080	3,150,995
Boingo Wireless, Inc. (1)	14,232	331,321
Cable One, Inc.	262	257,122
Cardlytics, Inc. (1)	1,910	31,591
Care.com, Inc. (1)	6,907	136,482
Cargurus, Inc. (1)	17,000	681,020
CBS Corp.	19,881	944,944
Central European Media Enterprises Ltd. (1)	29,370	116,893
Cogent Communications Holdings, Inc.	14,535	788,524
Electronic Arts, Inc. (1)	23,783	2,417,066
Entravision Communications Corp.	4,280	13,867
Eros International Plc (1)	5,912	54,036
Glu Mobile, Inc. (1)	38,582	422,087
Gogo, Inc. (1)	19,300	86,657
Hemisphere Media Group, Inc. (1)	2,975	41,948
IMAX Corp. (1)	18,269	414,341
InterActiveCorp (1)	4,554	956,841
Interpublic Group of Companies, Inc.	2,334	49,037
John Wiley & Sons, Inc.	461,804	20,420,973
Liberty Braves Group - Class A (1)	3,429	95,806
Liberty Braves Group - Class C (1)	12,176	338,128
Liberty TripAdvisor Holdings, Inc. (1)	24,816	352,139
Lions Gate Entertainment Corp. - Class A	191	2,979
Lions Gate Entertainment Corp. - Class B	448	6,757
Live Nation Entertainment, Inc. (1)	676,609	42,991,736
LiveXLive Media, Inc. (1)	9,765	52,536
Loral Space and Communications, Inc. (1)	4,612	166,263
Match Group, Inc.	44,078	2,495,256
MDC Partners, Inc. (1)	18,368	41,328
New York Times Co.	36,211	1,189,531
Nexstar Media Group, Inc.	15,366	1,665,213
Omnicom Group, Inc.	8,996	656,618
Ooma, Inc. (1)	6,115	80,963
ORBCOMM, Inc. (1)	26,039	176,544
QuinStreet, Inc. (1)	14,985	200,649
Rosetta Stone, Inc. (1)	1,165	25,455
Shenandoah Telecommunications Co.	15,759	699,069
Sinclair Broadcast Group, Inc.	10,599	407,850
Sirius XM Holdings, Inc.	101,074	573,090
Take-Two Interactive Software, Inc. (1)	41,728	3,937,871
TechTarget, Inc. (1)	6,746	109,757
The Madison Square Garden Co. (1)	108	31,658
Travelzoo, Inc. (1)	1,515	20,301
Tribune Publishing Co. (1)	5,970	70,386
TripAdvisor, Inc. (1)	6,376	328,045
TrueCar, Inc. (1)	31,841	211,424
Twitter, Inc. (1)	43,761	1,438,862
Vonage Holdings Corp. (1)	76,191	764,958
World Wrestling Entertainment, Inc.	14,766	1,281,394
Yelp, Inc. (1)	27,528	949,716
Zayo Group Holdings, Inc. (1)	13,852	393,674
Zillow Group, Inc. - Class A (1)	2,492	85,226
Zillow Group, Inc. - Class C (1)	5,365	186,380
		93,495,140
Consumer Discretionary - 12.68%
1-800-Flowers.com, Inc. (1)	2,456	44,773
Aaron's, Inc.	102,172	5,374,247
Advance Auto Parts, Inc.	231,529	39,482,640
American Eagle Outfitters, Inc.	49,518	1,097,814
American Public Education, Inc. (1)	284	8,554
America's Car-Mart, Inc. (1)	652	59,554
Aptiv Plc	271,548	21,585,351
Asbury Automotive Group, Inc. (1)	6,695	464,365
At Home Group, Inc. (1)	15,341	273,990
AutoZone, Inc. (1)	1,361	1,393,827
Belmond Ltd. (1)	3,897	97,152
Best Buy, Inc.	3,671	260,861
Big Lots, Inc.	3,047	115,847
BJ's Restaurants, Inc.	7,144	337,768
Bloomin Brands, Inc.	28,248	577,672
Bluegreen Vacations Corp.	2,355	34,995
Boot Barn Holdings, Inc. (1)	9,481	279,121
Boyd Gaming Corp.	25,944	709,828
Bright Horizons Family Solutions, Inc. (1)	104,701	13,308,544
Brinker International, Inc.	9,684	429,776
Brunswick Corp.	496	24,964
Buckle, Inc.	1,886	35,306
Burlington Stores, Inc. (1)	41,116	6,442,055
Callaway Golf Co.	21,436	341,475
Camping World Holdings, Inc.	10,736	149,338
Canada Goose Holdings, Inc. (1)	28,968	1,391,043
Capri Holdings Ltd. (1)	4,587	209,855
Career Education Corp. (1)	23,528	388,683
CarMax, Inc. (1)	6,441	449,582
Carriage Services, Inc.	2,036	39,193
Carrols Restaurant Group, Inc. (1)	9,862	98,324
Carter's, Inc.	2,756	277,777
Carvana Co. (1)	10,979	637,441
Cavco Industries, Inc. (1)	2,943	345,891
Century Communities, Inc. (1)	760	18,217
Cheesecake Factory, Inc.	14,491	708,900
Chegg, Inc. (1)	37,292	1,421,571
Children's Place, Inc.	5,345	519,962
Chipotle Mexican Grill, Inc. (1)	1,491	1,059,072
Choice Hotels International, Inc.	2,096	162,943
Churchill Downs, Inc.	12,002	1,083,301
Chuy's Holdings, Inc. (1)	4,936	112,393
Columbia Sportswear Co.	216	22,503
Conn's, Inc. (1)	3,528	80,650
Core Mark Holding Company, Inc.	1,257	46,672
Cracker Barrel Old Country Store, Inc.	6,538	1,056,606
Crocs, Inc. (1)	22,552	580,714
D. R. Horton, Inc.	12,325	510,008
Dana, Inc.	45,936	814,905
Darden Restaurants, Inc.	3,824	464,501
Dave & Buster's Entertainment, Inc.	13,197	658,134
Deckers Outdoor Corp. (1)	10,015	1,472,105
Denny's Corp. (1)	15,435	283,232
Dine Brands Global, Inc.	3,352	306,004
Dollar General Corp.	16,257	1,939,460
Dollar Tree, Inc. (1)	2,440	256,298
Domino's Pizza, Inc.	20,466	5,282,275
Dorman Products, Inc. (1)	9,145	805,583
Drive Shack, Inc. (1)	18,607	83,545
Duluth Holdings, Inc. (1)	2,650	63,176
Dunkin' Brands Group, Inc.	5,040	378,504
Eldorado Resorts, Inc. (1)	22,362	1,044,082
Empire Resorts, Inc. (1)	598	6,008
Etsy, Inc. (1)	40,870	2,747,281
Expedia Group, Inc.	241,215	28,704,585
Extended Stay America, Inc.	6,961	124,950
Fiesta Restaurant Group, Inc. (1)	6,514	85,399
Five Below, Inc. (1)	18,723	2,326,333
Floor & Decor Holdings, Inc. (1)	44,575	1,837,381
Fossil Group, Inc. (1)	3,446	47,279
Fox Factory Holding Corp. (1)	12,285	858,599
Frontdoor, Inc. (1)	5,190	178,640
Funko, Inc. (1)	3,498	75,977
Gaia, Inc. (1)	2,192	20,057
Gap, Inc.	800	20,944
Gentex Corp.	11,166	230,913
Gentherm, Inc. (1)	162,292	5,982,083
G-III Apparel Group Ltd. (1)	4,198	167,752
Golden Entertainment, Inc. (1)	6,176	87,452
GoPro, Inc. (1)	39,307	255,495
Grand Canyon Education, Inc. (1)	15,977	1,829,526
Green Brick Partners, Inc. (1)	729	6,379
Groupon, Inc. (1)	151,977	539,518
GrubHub, Inc. (1)	387,809	26,941,091
H&R Block, Inc.	2,251	53,889
Hamilton Beach Brands Holding Co.	2,149	46,118
Hanesbrands, Inc.	21,895	391,483
Hasbro, Inc.	5,573	473,816
Helen of Troy Ltd. (1)	65,180	7,558,273
Hilton Grand Vacations, Inc. (1)	5,943	183,342
Hilton Worldwide Holdings, Inc.	17,074	1,419,020
Hooker Furniture Corp.	1,658	47,800
Houghton Mifflin Harcourt Co. (1)	3,088	22,450
Hovnanian Enterprises, Inc. - Class A (1)	283	3,103
Hudson Ltd. (1)	13,201	181,514
Installed Building Products, Inc. (1)	7,384	358,124
International Game Technology Plc	319	4,144
iRobot Corp. (1)	9,193	1,081,924
Jack in the Box, Inc.	1,459	118,267
Johnson Outdoors, Inc.	1,003	71,574
KB Home	6,354	153,576
Kirkland's, Inc. (1)	1,260	8,858
L Brands, Inc.	2,667	73,556
La-Z-Boy, Inc.	6,946	229,149
LCI Industries	8,470	650,665
Leaf Group Ltd. (1)	4,148	33,267
Lear Corp.	410	55,641
Lennar Corp. - Class A	9,438	463,311
Lennar Corp. - Class B	467	18,269
LGI Homes, Inc. (1)	6,215	374,392
Liberty Expedia Holdings, Inc. (1)	1,206	51,617
Lindblad Expeditions Holdings, Inc. (1)	7,239	110,395
Lithia Motors, Inc.	4,667	432,864
LKQ Corp. (1)	3,169	89,936
Lovesac Co. (1)	906	25,196
Lululemon Athletica, Inc. (1)	40,422	6,623,953
Lumber Liquidators Holdings, Inc. (1)	7,629	77,053
M/I Homes, Inc. (1)	1,664	44,296
Malibu Boats, Inc. (1)	7,217	285,649
Marine Products Corp.	2,528	34,052
MarineMax, Inc. (1)	4,352	83,384
Marriott International, Inc.	217,002	27,144,780
Marriott Vacations Worldwide Corp.	11,025	1,030,838
MasterCraft Boat Holdings, Inc. (1)	6,111	137,925
Mattel, Inc. (1)	4,675	60,775
MercadoLibre, Inc. (1)	86,077	43,703,875
Meritage Homes Corp. (1)	753	33,667
MGM Resorts International	2,728	70,000
Modine Manufacturing Co. (1)	3,357	46,562
Mohawk Industries, Inc. (1)	95,920	12,100,308
Monarch Casino & Resort, Inc. (1)	3,298	144,848
Monro, Inc.	10,856	939,261
Movado Group, Inc.	290	10,550
Murphy USA, Inc. (1)	1,983	169,784
Nathan's Famous, Inc.	955	65,322
National Vision Holdings, Inc. (1)	21,796	685,048
Nautilus, Inc. (1)	8,664	48,172
Noodles & Co. (1)	4,810	32,708
Nordstrom, Inc.	7,201	319,580
NVR, Inc. (1)	193	534,031
Ollie's Bargain Outlet Holdings, Inc. (1)	146,923	12,536,940
O'Reilly Automotive, Inc. (1)	4,756	1,846,755
Overstock.com, Inc. (1)	7,622	126,678
Oxford Industries, Inc.	5,719	430,412
Papa John's International, Inc.	3,400	180,030
Party City Holdings, Inc. (1)	1,366	10,846
Penn National Gaming, Inc. (1)	11,382	228,778
PetMed Express, Inc.	6,634	151,123
Planet Fitness, Inc. (1)	30,306	2,082,628
PlayAGS, Inc. (1)	7,400	177,082
Polaris Industries, Inc.	3,593	303,357
Pool Corp.	81,495	13,444,230
Potbelly Corp. (1)	7,850	66,804
Pulte Group, Inc.	5,039	140,890
Purple Innovation, Inc. (1)	1,352	6,273
Quotient Technology, Inc. (1)	27,689	273,290
RCI Hospitality Holdings, Inc.	2,760	63,397
Red Rock Resorts, Inc.	23,905	617,944
Remark Holdings, Inc. (1)	8,745	16,178
RH (1)	6,450	664,028
Roku, Inc. (1)	14,760	952,168
Ross Stores, Inc.	407,308	37,920,375
RTW RetailWinds, Inc. (1)	5,546	13,310
Ruth's Hospitality Group, Inc.	9,682	247,762
Sally Beauty Holdings, Inc. (1)	694,790	12,791,084
Scientific Games Corp. (1)	18,898	385,897
SeaWorld Entertainment, Inc. (1)	18,507	476,740
Service Corp. International	4,975	199,746
ServiceMaster Global Holdings, Inc. (1)	8,309	388,030
Shake Shack, Inc. (1)	8,478	501,474
Shiloh Industries, Inc. (1)	789	4,340
Shutterfly, Inc. (1)	11,579	470,571
Shutterstock, Inc.	6,622	308,784
Six Flags Entertainment Corp.	4,407	217,485
Skechers USA, Inc. (1)	3,831	128,760
Skyline Champion Corp.	11,360	215,840
Sleep Number Corp. (1)	11,078	520,666
Sonos, Inc. (1)	2,527	26,003
Sotheby's (1)	11,352	428,538
Sportsman's Warehouse Holdings, Inc. (1)	12,383	59,438
Stamps.com, Inc. (1)	5,951	484,471
Steven Madden Ltd.	260,665	8,820,904
Stoneridge, Inc. (1)	8,335	240,548
Strategic Education, Inc.	7,098	932,038
Sturm, Ruger & Company, Inc.	5,822	308,682
Superior Group of Cos, Inc.	3,031	50,375
Tailored Brands, Inc.	16,753	131,344
Tapestry, Inc.	3,486	113,260
Taylor Morrison Home Corp. (1)	6,012	106,713
Tempur Sealy International, Inc. (1)	2,835	163,494
Tenneco, Inc.	14,095	312,345
Texas Roadhouse, Inc.	121,428	7,551,607
The Michaels Companies, Inc. (1)	1,026	11,717
Thor Industries, Inc.	2,559	159,605
Tiffany & Co.	1,296	136,793
Tile Shop Holdings, Inc.	6,792	38,443
Tilly's, Inc.	1,064	11,842
Toll Brothers, Inc.	4,252	153,922
TopBuild Corp. (1)	12,233	792,943
Town Sports International Holdings, Inc. (1)	243	1,157
Tractor Supply Co.	268,471	26,245,725
Travelport Worldwide Ltd.	8,588	135,089
TRI Pointe Group, Inc. (1)	2,470	31,221
Turtle Beach Corp. (1)	2,488	28,264
Ulta Beauty, Inc. (1)	100,479	35,040,042
Under Armour, Inc. - Class A (1)	8,638	182,607
Under Armour, Inc. - Class C (1)	8,773	165,547
Urban Outfitters, Inc. (1)	4,541	134,595
Vail Resorts, Inc.	2,443	530,864
VF Corp.	15,235	1,324,074
Visteon Corp. (1)	1,092	73,546
Vuzix Corp. (1)	6,649	20,346
Wayfair, Inc. (1)	3,479	516,458
Weight Watchers International, Inc. (1)	12,488	251,633
Wendy's Co.	11,319	202,497
William Lyon Homes (1)	2,608	40,085
Williams-Sonoma, Inc.	1,110	62,460
Wingstop, Inc.	76,210	5,794,246
Winmark Corp.	918	173,126
Winnebago Industries, Inc.	10,708	333,554
Wolverine World Wide, Inc.	31,337	1,119,671
Wyndham Destinations, Inc.	5,845	236,664
Wyndham Hotels & Resorts, Inc.	5,997	299,790
Wynn Resorts Ltd.	6,277	748,972
YETI Holdings, Inc. (1)	3,269	98,887
Yum China Holdings, Inc.	1,851	83,128
ZAGG, Inc. (1)	9,075	82,310
Zumiez, Inc. (1)	1,749	43,533
		484,434,329
Consumer Staples - 5.59%
22nd Century Group, Inc. (1)	41,113	70,303
B&G Foods, Inc.	2,302	56,215
BJ's Wholesale Club Holdings, Inc. (1)	24,869	681,411
Boston Beer, Inc. (1)	2,805	826,718
Brown Forman Corp. - Class A	3,111	159,190
Brown Forman Corp. - Class B	346,250	18,275,075
Calavo Growers, Inc.	111,510	9,350,113
Cal-Maine Foods, Inc.	4,190	187,000
Campbell Soup Co.	318,499	12,144,367
Casey's General Stores, Inc.	106,130	13,666,360
Castle Brands, Inc. (1)	31,608	22,015
Celsius Holdings, Inc. (1)	7,068	30,110
Central Garden & Pet Co. (1)	2,560	65,434
Central Garden & Pet Co. - Class A (1)	10,763	250,240
Church & Dwight Co., Inc.	12,667	902,270
Clorox Co.	6,820	1,094,337
Coca-Cola Consolidated, Inc.	1,598	459,952
Craft Brew Alliance, Inc. (1)	4,875	68,153
Diplomat Pharmacy, Inc. (1)	16,069	93,361
elf Beauty, Inc. (1)	7,394	78,376
Energizer Holdings, Inc.	2,216	99,565
Flowers Foods, Inc.	1,040,000	22,172,800
Freshpet, Inc. (1)	8,911	376,846
Herbalife Ltd. (1)	1,224	64,860
Hormel Foods Corp.	415,000	18,575,400
Inter Parfums, Inc.	5,537	420,092
J & J Snack Foods Corp.	5,092	808,813
John B. Sanfilippo & Son, Inc.	3,036	218,197
Kellogg Co.	7,565	434,080
Keurig Dr. Pepper, Inc.	11,110	310,747
Lancaster Colony Corp.	4,651	728,765
Limoneira Co.	1,483	34,895
McCormick & Co., Inc.	108,436	16,333,715
Medifast, Inc.	3,972	506,629
MGP Ingredients, Inc.	57,461	4,433,116
Molson Coors Brewing Co.	295,000	17,596,750
Monster Beverage Corp. (1)	68,847	3,757,669
National Beverage Corp.	4,047	233,633
Natural Health Trends Corp.	2,193	28,421
Nu Skin Enterprises, Inc.	1,042	49,870
Performance Food Group Co. (1)	34,960	1,385,814
Post Holdings, Inc. (1)	2,294	250,964
PriceSmart, Inc.	7,571	445,780
Primo Water Corp. (1)	11,396	176,182
Revlon, Inc. (1)	2,331	45,175
Spectrum Brands Holdings, Inc.	1,141	62,504
Sprouts Farmers Market, Inc. (1)	7,628	164,307
The Chefs' Warehouse, Inc. (1)	7,670	238,154
The Hershey Co.	7,806	896,363
The J. M. Smucker Co.	198,000	23,067,000
Tootsie Roll Industries, Inc.	831	30,954
TreeHouse Foods, Inc. (1)	271,000	17,493,050
Turning Point Brands, Inc.	2,615	120,525
U.S. Foods Holding Corp. (1)	389,380	13,593,256
USANA Health Sciences, Inc. (1)	4,326	362,822
Vector Group Ltd.	14,901	160,782
WD-40 Co.	54,235	9,189,578
		213,349,073
Energy - 1.08%
Abraxas Petroleum Corp. (1)	47,890	59,862
Antero Resources Corp. (1)	7,909	69,836
Apache Corp.	1,426	49,425
Apergy Corp. (1)	117,307	4,816,625
Berry Petroleum Corp.	8,002	92,343
Cabot Oil & Gas Corp.	162,426	4,239,319
Cactus, Inc. (1)	12,899	459,204
Callon Petroleum Co. (1)	170,448	1,286,882
Carrizo Oil & Gas, Inc. (1)	100,969	1,259,083
Cheniere Energy, Inc. (1)	9,830	671,979
Chesapeake Energy Corp. (1)	8,153	25,274
Cimarex Energy Co.	824	57,598
Concho Resources, Inc.	1,537	170,546
CONSOL Energy, Inc. (1)	3,920	134,142
Continental Resources, Inc. (1)	2,577	115,372
Core Laboratories NV	217,623	15,000,753
Covia Holdings Corp. (1)	10,342	57,812
CVR Energy, Inc.	5,790	238,548
Delek U.S. Holdings, Inc.	25,846	941,311
Denbury Resources, Inc. (1)	72,299	148,213
Diamondback Energy, Inc.	1,605	162,956
DMC Global, Inc.	4,704	233,507
Evolution Petroleum Corp.	10,077	68,020
Forum Energy Technologies, Inc. (1)	390,118	1,993,503
Goodrich Petroleum Corp. (1)	1,800	24,480
Independence Contract Drilling, Inc. (1)	6,465	17,908
ION Geophysical Corp. (1)	3,360	48,518
Isramco, Inc. (1)	70	7,910
Jagged Peak Energy, Inc. (1)	22,108	231,471
Keane Group, Inc. (1)	16,309	177,605
Key Energy Services, Inc. (1)	3,183	12,923
Kosmos Energy Ltd.	3,007	18,734
Laredo Petroleum, Inc. (1)	15,611	48,238
Liberty Oilfield Services, Inc.	14,844	228,449
Lilis Energy, Inc. (1)	14,109	16,508
Mammoth Energy Services, Inc.	4,042	67,299
Matador Resources Co. (1)	33,154	640,867
Montage Resources Corp. (1)	905	13,611
NextDecade Corp. (1)	2,377	13,121
Northern Oil & Gas, Inc. (1)	15,856	43,445
ONEOK, Inc.	10,389	725,568
Panhandle Oil and Gas, Inc.	2,931	46,017
Par Petroleum Corp. (1)	850	15,138
Parsley Energy, Inc. (1)	11,156	215,311
Penn Virginia Corp. (1)	4,186	184,603
Pioneer Energy Services Corp. (1)	2,286	4,046
Profire Energy, Inc. (1)	7,366	13,185
ProPetro Holding Corp. (1)	24,063	542,380
Range Resources Corp.	117,173	1,317,025
Renewable Energy Group, Inc. (1)	998	21,916
RigNet, Inc. (1)	363	3,547
Ring Energy, Inc. (1)	19,665	115,434
RPC, Inc.	1,184	13,509
Select Energy Services, Inc. (1)	3,349	40,255
Solaris Oilfield Infrastructure, Inc.	9,648	158,613
SRC Energy, Inc. (1)	568,747	2,911,985
Tellurian, Inc. (1)	29,033	325,170
TETRA Technologies, Inc. (1)	38,967	91,183
U.S. Silica Holdings, Inc.	15,910	276,198
Uranium Energy Corp. (1)	58,883	82,436
Zion Oil & Gas, Inc. (1)	16,796	12,681
		41,079,400
Financials - 8.54%
Alleghany Corp. (1)	102	62,465
Allegiance Bancshares, Inc. (1)	1,266	42,690
Amalgamated Bank	669	10,470
Ambac Financial Group, Inc. (1)	1,125	20,385
Ameriprise Financial, Inc.	1,371	175,625
Ameris Bancorp	14,993	515,010
Arch Capital Group Ltd. (1)	3,696	119,455
Argo Group International Holdings Ltd.	209,372	14,794,226
Arthur J. Gallagher & Co.	363,000	28,350,300
Artisan Partners Asset Management, Inc.	16,338	411,228
Ashford, Inc. (1)	259	14,382
Atlantic Capital Bancshares, Inc. (1)	6,002	107,016
Axis Capital Holdings Ltd.	567	31,060
Axos Financial, Inc. (1)	19,840	574,566
BancFirst Corp.	1,454	75,826
Bank of NT Butterfield & Son Ltd.	18,783	673,934
Bankwell Financial Group, Inc.	275	8,025
Blucora, Inc. (1)	11,706	390,746
Blue Hills Bancorp, Inc.	3,663	87,546
BOK Financial Corp.	377	30,744
BrightSphere Investment Group Plc	23,723	321,684
Brown & Brown, Inc.	769	22,693
Bryn Mawr Bank Corp.	106,343	3,842,173
Cadence Bancorp	13,898	257,808
Cambridge Bancorp	327	27,092
Camden National Corp.	102,291	4,267,581
Capital Bancorp, Inc. (1)	478	5,554
Capstar Financial Holdings, Inc.	619	8,938
Carolina Financial Corp.	5,409	187,097
CBOE Holdings, Inc.	6,337	604,803
City Holding Company	535	40,762
Civista Bancshares, Inc.	1,033	22,550
CNB Financial Corporation, Inc.	342	8,642
Coastal Financial Corp. (1)	468	7,951
Cohen & Steers, Inc.	199,927	8,450,914
Columbia Banking System, Inc.	347,114	11,347,157
Comerica, Inc.	559	40,986
Commerce Bancshares, Inc.	197,400	11,461,044
ConnectOne Bancorp, Inc.	2,630	51,811
Cowen, Inc. (1)	4,430	64,191
Credit Acceptance Corp. (1)	627	283,360
Cullen/Frost Bankers, Inc.	153,000	14,851,710
Curo Group Holdings Corp. (1)	3,803	38,144
Customers Bancorp, Inc. (1)	3,069	56,193
Diamond Hill Investment Group, Inc.	1,163	162,820
Discover Financial Services	9,391	668,264
Donnelley Financial Solutions, Inc. (1)	5,234	77,882
E*TRADE Financial Corp.	3,518	163,341
Eagle Bancorp, Inc. (1)	68,827	3,455,115
East West Bancorp, Inc.	632	30,317
Eaton Vance Corp.	6,952	280,235
Elevate Credit, Inc. (1)	6,539	28,379
Enova International, Inc. (1)	11,268	257,136
Enterprise Bancorp, Inc.	265	7,613
Enterprise Financial Services Corp.	2,545	103,760
Equity Bancshares, Inc. (1)	1,359	39,139
Erie Indemnity Co.	1,158	206,726
Esquire Financial Holdings, Inc. (1)	799	18,185
Essent Group Ltd. (1)	16,583	720,531
Evercore Partners, Inc.	66,826	6,081,166
Everest Re Group Ltd.	142,481	30,770,197
Farmers & Merchants Bancorp, Inc.	2,618	78,802
FB Financial Corp.	2,657	84,386
Federal Agricultural Mortgage Corp.	901	65,259
Federated Investors, Inc.	24,304	712,350
FedNat Holding Co.	1,993	31,968
Fidelity D&D Bancorp, Inc.	95	5,616
First Financial Bankshares, Inc.	22,040	1,273,471
First Financial Northwest, Inc.	301	4,741
First Foundation, Inc.	4,018	54,524
First Republic Bank	184,360	18,520,806
FirstCash, Inc.	62,160	5,376,840
Focus Financial Partners, Inc. (1)	5,295	188,714
FS Bancorp, Inc.	562	28,370
GAMCO Investors, Inc.	451	9,246
German American Bancorp, Inc.	1,994	58,624
Glacier Bancorp, Inc.	4,287	171,780
Global Indemnity Ltd.	576	17,499
Granite Point Mortgage Trust, Inc.	3,399	63,119
Great Western Bancorp, Inc.	245,339	7,750,259
Green Dot Corp. (1)	90,816	5,507,990
Greene County Bancorp, Inc.	938	28,478
Greenhill & Co, Inc.	5,202	111,895
Hamilton Lane, Inc.	5,659	246,619
Hanmi Financial Corp.	1,186	25,226
HarborOne Bancorp, Inc. (1)	2,411	41,469
Health Insurance Innovations, Inc. (1)	4,378	117,418
Heritage Commerce Corp.	12,255	148,286
Heritage Insurance Holdings, Inc.	823	12,016
Hingham Institution for Savings	217	37,326
Home Bancshares, Inc.	12,692	222,998
HomeTrust Bancshares, Inc.	1,799	45,335
Houlihan Lokey, Inc.	72,488	3,323,575
Howard Bancorp, Inc. (1)	1,010	14,958
Independent Bank Corp.	1,084	87,815
Independent Bank Corp. MI	2,030	43,645
Independent Bank Group, Inc.	5,272	270,401
Interactive Brokers Group, Inc.	4,095	212,449
Investar Holding Corp.	915	20,780
Investors Title Co.	86	13,579
James River Group Holdings Ltd.	4,087	163,807
Kearny Financial Corp.	9,837	126,602
Kemper Corp.	9,849	749,903
Kingstone Cos, Inc.	827	12,190
Kinsale Capital Group, Inc.	6,655	456,333
Ladenburg Thalmann Financial Services, Inc.	32,187	91,089
Lakeland Financial Corp.	6,179	279,414
Lazard Ltd.	6,508	235,199
LegacyTexas Financial Group, Inc.	6,613	247,260
LendingTree, Inc. (1)	2,719	955,892
Live Oak Bancshares, Inc.	4,395	64,211
LPL Financial Holdings, Inc.	5,255	366,011
Macatawa Bank Corp.	873	8,678
Malvern Bancorp, Inc. (1)	416	8,370
Markel Corp. (1)	74	73,722
MarketAxess Holdings, Inc.	26,366	6,488,145
Marlin Business Services Corp.	843	18,125
MBIA, Inc. (1)	2,873	27,351
Merchants Bancorp	1,518	32,637
Meridian Bancorp, Inc.	2,615	41,029
Meta Financial Group, Inc.	9,278	182,591
Midland States Bancorp, Inc.	4,271	102,760
Moelis & Co.	15,256	634,802
Moody's Corp.	10,192	1,845,669
Morningstar, Inc.	47,116	5,936,145
MSCI, Inc.	5,059	1,005,932
National Bank Holdings Corp.	3,290	109,425
National Commerce Corp. (1)	2,737	107,318
National General Holdings Corp.	13,278	315,087
Navigators Group, Inc.	689	48,140
NMI Holdings, Inc. (1)	17,667	457,045
Northern Trust Corp.	278,506	25,179,727
Old Line Bancshares, Inc.	583	14,534
On Deck Capital, Inc. (1)	14,404	78,070
OneMain Holdings, Inc.	320	10,160
Origin Bancorp, Inc.	2,048	69,734
Pacific City Financial Corp.	466	8,132
Pacific Premier Bancorp, Inc.	5,304	140,715
PCSB Financial Corp.	580	11,351
People's Utah Bancorp	5,048	133,116
Pinnacle Financial Partners, Inc.	1,988	108,744
Piper Jaffray Cos.	265	19,300
PJT Partners, Inc.	6,454	269,777
PRA Group, Inc. (1)	123,055	3,299,105
Preferred Bank Los Angeles	4,727	212,573
Primerica, Inc.	14,825	1,810,874
Prosperity Bancshares, Inc.	188,000	12,983,280
Pzena Investment Management, Inc.	6,117	49,487
Raymond James Financial, Inc.	2,378	191,215
Regional Management Corp. (1)	1,549	37,827
Reliant Bancorp, Inc.	377	8,415
RenaissanceRe Holdings Ltd.	204	29,274
Republic First Bancorp, Inc. (1)	2,760	14,490
RLI Corp.	11,188	802,739
Santander Consumer USA Holdings, Inc.	886	18,721
Seacoast Banking Corp. of Florida (1)	3,212	84,636
SEI Investments Co.	8,023	419,202
ServisFirst Bancshares, Inc.	16,419	554,305
Siebert Financial Corp. (1)	2,140	25,273
Signature Bank	2,076	265,873
Silvercrest Asset Management Group, Inc.	2,844	40,527
South State Corp.	141,538	9,672,707
Southern First Bancshares, Inc. (1)	244	8,264
Southern Missouri Bancorp, Inc.	156	4,805
Spirit of Texas Bancshares, Inc. (1)	287	6,084
Sterling Bancorp Inc.	4,574	46,380
Stewart Information Services Corp.	401	17,119
Stock Yards Bancorp, Inc.	1,599	54,062
SVB Financial Group (1)	62,566	13,912,176
Synchrony Financial	15,767	502,967
Synovus Financial Corp.	2,919	100,297
T. Rowe Price Group, Inc.	13,235	1,325,088
Texas Capital Bancshares, Inc. (1)	132,247	7,219,364
The Progressive Corp.	344,430	24,829,959
Tompkins Financial Corp.	306	23,277
TriCo Bancshares	506	19,881
TriState Capital Holdings, Inc. (1)	2,412	49,277
Triumph Bancorp, Inc. (1)	8,396	246,758
Trupanion, Inc. (1)	8,803	288,210
UMB Financial Corp.	114,530	7,334,501
Union Bankshares, Inc.	1,214	54,909
United Community Banks, Inc.	2,341	58,361
United Fire Group, Inc.	738	32,258
United Insurance Holdings Corp.	5,885	93,572
Unity Bancorp, Inc.	290	5,475
Universal Insurance Holdings, Inc.	10,923	338,613
Value Line, Inc.	389	9,604
Veritex Holdings, Inc.	3,844	93,102
Virtu Financial, Inc.	2,559	60,776
Virtus Investment Partners, Inc.	378	36,874
Voya Financial, Inc.	693	34,622
Walker & Dunlop, Inc.	1,167	59,412
Washington Trust Bancorp, Inc.	1,466	70,588
Waterstone Financial, Inc.	821	13,514
West Bancorporation, Inc.	1,299	26,863
Western Alliance Bancorp (1)	3,643	149,509
Westwood Holdings Group, Inc.	3,089	108,949
WisdomTree Investments, Inc.	39,398	278,150
WSFS Financial Corp.	2,576	99,434
		326,233,794
Healthcare - 20.39%
AAC Holdings, Inc. (1)	2,251	4,142
Abeona Therapeutics, Inc. (1)	9,456	69,596
ABIOMED, Inc. (1)	17,137	4,894,156
Acadia Healthcare Co., Inc. (1)	82,815	2,427,308
ACADIA Pharmaceuticals, Inc. (1)	38,892	1,044,250
Accelerate Diagnostics, Inc. (1)	8,663	182,096
Acceleron Pharma, Inc. (1)	12,286	572,159
Accuray, Inc. (1)	29,257	139,556
Achaogen, Inc. (1)	8,882	4,053
Aclaris Therapeutics, Inc. (1)	10,032	60,092
Acorda Therapeutics, Inc. (1)	1,893	25,158
Adamas Pharmaceuticals, Inc. (1)	3,560	25,312
Addus HomeCare Corp. (1)	3,364	213,917
ADMA Biologics, Inc. (1)	5,890	22,323
Aduro Biotech, Inc. (1)	20,389	81,148
Adverum Biotechnologies, Inc. (1)	1,829	9,584
Aeglea BioTherapeutics, Inc. (1)	6,649	53,524
Aerie Pharmaceuticals, Inc. (1)	12,107	575,082
Agenus, Inc. (1)	33,419	99,254
AgeX Therapeutics, Inc. (1)	763	3,090
Agios Pharmaceuticals, Inc. (1)	2,915	196,588
Aimmune Therapeutics, Inc. (1)	14,922	333,507
Akcea Therapeutics, Inc. (1)	4,350	123,235
Akebia Therapeutics, Inc. (1)	26,714	218,788
Akorn, Inc. (1)	3,874	13,636
Albireo Pharma, Inc. (1)	1,047	33,724
Alder Biopharmaceuticals, Inc. (1)	16,182	220,884
Aldeyra Therapeutics, Inc. (1)	7,015	63,345
Alector, Inc. (1)	1,656	31,000
Alexion Pharmaceuticals, Inc. (1)	159,487	21,559,453
Align Technology, Inc. (1)	13,104	3,725,860
Alkermes Plc (1)	9,392	342,714
Allakos, Inc. (1)	4,036	163,458
Allena Pharmaceuticals, Inc. (1)	3,656	25,665
Allogene Therapeutics, Inc. (1)	6,447	186,383
Allscripts Healthcare Solutions, Inc. (1)	6,944	66,246
Alnylam Pharmaceuticals, Inc. (1)	5,104	476,969
Amedisys, Inc. (1)	9,194	1,133,252
American Renal Associates Holdings, Inc. (1)	3,689	22,650
AmerisourceBergen Corp.	224,791	17,875,380
Amicus Therapeutics, Inc. (1)	65,705	893,588
AMN Healthcare Services, Inc. (1)	15,703	739,454
Amneal Pharmaceuticals, Inc. (1)	29,410	416,740
Amphastar Pharmaceuticals, Inc. (1)	4,680	95,612
Ampio Pharmaceuticals, Inc. (1)	38,516	21,646
AnaptysBio, Inc. (1)	7,247	529,393
ANI Pharmaceuticals, Inc. (1)	2,715	191,516
Antares Pharma, Inc. (1)	47,610	144,258
Apellis Pharmaceuticals, Inc. (1)	12,562	244,959
Apollo Medical Holdings, Inc. (1)	1,095	20,060
Aptinyx, Inc. (1)	3,617	14,649
Aquestive Therapeutics, Inc. (1)	3,014	20,827
Aratana Therapeutics, Inc. (1)	7,201	25,924
Arbutus Biopharma Corp. (1)	2,966	10,618
Arcus Biosciences, Inc. (1)	7,230	90,303
Arena Pharmaceuticals, Inc. (1)	13,536	606,819
ArQule, Inc. (1)	34,598	165,724
Array BioPharma, Inc. (1)	72,619	1,770,451
Arrowhead Pharmaceuticals, Inc. (1)	31,755	582,704
Arvinas, Inc. (1)	2,176	32,118
Assembly Biosciences, Inc. (1)	7,081	139,425
Assertio Therapeutics, Inc. (1)	16,508	83,696
Atara Biotherapeutics, Inc. (1)	14,316	569,061
Athenex, Inc. (1)	15,845	194,101
Athersys, Inc. (1)	42,776	64,164
AtriCure, Inc. (1)	12,595	337,420
Atrion Corp.	484	425,281
Audentes Therapeutics, Inc. (1)	11,660	454,973
AVEO Pharmaceuticals, Inc. (1)	22,374	18,349
Avid Bioservices, Inc. (1)	17,177	73,002
Avrobio, Inc. (1)	3,680	81,144
AxoGen, Inc. (1)	11,375	239,557
Axonics Modulation Technologies, Inc. (1)	1,753	41,984
Bellicum Pharmaceuticals, Inc. (1)	8,687	29,275
BioCryst Pharmaceuticals, Inc. (1)	32,915	267,928
Biohaven Pharmaceutical Holding Co. Ltd. (1)	10,610	546,097
BioMarin Pharmaceutical, Inc. (1)	245,119	21,773,921
BioScrip, Inc. (1)	4,516	9,032
BioSpecifics Technologies Corp. (1)	2,064	128,649
Bio-Techne Corp.	158,133	31,397,307
BioTelemetry, Inc. (1)	49,875	3,123,172
BioTime, Inc. (1)	15,926	20,863
Bluebird Bio, Inc. (1)	2,268	356,824
Blueprint Medicines Corp. (1)	14,281	1,143,194
Bruker Corp.	2,537	97,522
Calyxt, Inc. (1)	2,159	37,977
Cambrex Corp. (1)	4,881	189,627
Cantel Medical Corp.	261,907	17,518,959
Capital Senior Living Corp. (1)	7,886	31,465
Cara Therapeutics, Inc. (1)	9,571	187,783
Cardiovascular Systems, Inc. (1)	46,086	1,781,685
CareDx, Inc. (1)	11,114	350,313
CASI Pharmaceuticals, Inc. (1)	14,957	42,927
Castlight Health, Inc. (1)	24,686	92,573
Catalent, Inc. (1)	656,488	26,646,848
Catalyst Pharmaceuticals, Inc. (1)	32,304	164,750
Celcuity, Inc. (1)	1,952	42,768
Cellular Biomedicine Group, Inc. (1)	2,819	48,769
Centene Corp. (1)	21,932	1,164,589
Cerner Corp. (1)	70,070	4,008,705
Cerus Corp. (1)	41,458	258,283
Charles River Laboratories International, Inc. (1)	2,064	299,796
Chemed Corp.	950	304,067
ChemoCentryx, Inc. (1)	7,634	106,036
ChromaDex Corp. (1)	12,948	54,252
Clearside Biomedical, Inc. (1)	8,852	12,216
Clovis Oncology, Inc. (1)	16,076	399,006
Codexis, Inc. (1)	17,952	368,555
Cohbar, Inc. (1)	8,032	26,184
Coherus Biosciences, Inc. (1)	17,928	244,538
Collegium Pharmaceutical, Inc. (1)	9,722	147,191
Computer Programs & Systems, Inc.	1,994	59,202
CONMED Corp.	94,553	7,864,919
Constellation Pharmaceuticals, Inc. (1)	4,582	62,086
Corbus Pharmaceuticals Holdings, Inc. (1)	18,736	130,215
Corcept Therapeutics, Inc. (1)	32,911	386,375
CorVel Corp. (1)	3,008	196,242
Corvus Pharmaceuticals, Inc. (1)	3,941	15,843
Covetrus, Inc. (1)	11,232	357,752
Crinetics Pharmaceuticals, Inc. (1)	2,466	56,126
CryoLife, Inc. (1)	8,270	241,236
CryoPort, Inc. (1)	9,319	120,401
CTI BioPharma Corp. (1)	16,045	15,567
Cue Biopharma, Inc. (1)	5,579	43,126
Cutera, Inc. (1)	4,503	79,523
Cymabay Therapeutics, Inc. (1)	16,142	214,366
Cytokinetics, Inc. (1)	14,362	116,189
CytomX Therapeutics, Inc. (1)	15,450	166,088
CytoSorbents Corp. (1)	9,680	73,278
DaVita, Inc. (1)	4,139	224,706
Deciphera Pharmaceuticals, Inc. (1)	2,857	66,311
Denali Therapeutics, Inc. (1)	15,505	360,026
Dentsply Sirona, Inc.	462,000	22,910,580
Dermira, Inc. (1)	11,359	153,914
DexCom, Inc. (1)	38,100	4,537,710
Dicerna Pharmaceuticals, Inc. (1)	18,346	268,769
Dova Pharmaceuticals, Inc. (1)	3,699	32,884
Durect Corp. (1)	49,629	31,063
Dynavax Technologies Corp. (1)	19,434	142,063
Eagle Pharmaceuticals, Inc. (1)	3,820	192,872
Editas Medicine, Inc. (1)	15,755	385,210
Edwards Lifesciences Corp. (1)	129,098	24,700,320
Eidos Therapeutics, Inc. (1)	4,640	108,808
Elanco Animal Health, Inc. (1)	9,518	305,242
ElectroCore, Inc. (1)	3,826	26,782
Eloxx Pharmaceuticals, Inc. (1)	7,476	87,320
Emergent BioSolutions, Inc. (1)	15,713	793,821
Enanta Pharmaceuticals, Inc. (1)	5,721	546,470
Encompass Health Corp.	5,988	349,699
Endo International Plc (1)	4,509	36,207
Endologix, Inc. (1)	3,650	24,128
Ensign Group, Inc.	17,134	877,089
Enzo Biochem, Inc. (1)	14,800	40,404
Epizyme, Inc. (1)	14,627	181,229
Equillium, Inc. (1)	1,476	11,808
Esperion Therapeutics, Inc. (1)	7,782	312,447
Evelo Biosciences, Inc. (1)	4,575	36,600
Evolent Health, Inc. (1)	5,337	67,139
Evolus, Inc. (1)	2,975	67,146
Exact Sciences Corp. (1)	7,298	632,153
Exelixis, Inc. (1)	120,062	2,857,476
Fate Therapeutics, Inc. (1)	20,334	357,268
Fennec Pharmaceuticals, Inc. (1)	3,523	17,087
FibroGen, Inc. (1)	26,183	1,423,046
Flexion Therapeutics, Inc. (1)	11,352	141,673
Fluidigm Corp. (1)	11,212	149,007
FONAR Corp. (1)	402	8,229
Fortress Biotech, Inc. (1)	10,002	17,804
Forty Seven, Inc. (1)	4,010	64,802
G1 Therapeutics, Inc. (1)	7,494	124,400
Genesis Healthcare, Inc. (1)	18,382	26,470
GenMark Diagnostics, Inc. (1)	17,546	124,401
Genomic Health, Inc. (1)	7,145	500,507
Geron Corp. (1)	54,745	90,877
Glaukos Corp. (1)	11,577	907,289
Global Blood Therapeutics, Inc. (1)	18,164	961,421
Globus Medical, Inc. (1)	154,773	7,647,334
GlycoMimetics, Inc. (1)	12,517	155,962
Gossamer Bio, Inc. (1)	3,216	69,691
Gritstone Oncology, Inc. (1)	1,930	25,669
GTx, Inc. (1)	1,452	1,742
Guardant Health, Inc. (1)	4,117	315,774
Haemonetics Corp. (1)	17,587	1,538,511
Halozyme Therapeutics, Inc. (1)	42,872	690,239
Harpoon Therapeutics, Inc. (1)	806	7,633
HealthEquity, Inc. (1)	59,184	4,378,432
HealthStream, Inc. (1)	8,856	248,499
Helius Medical Technologies, Inc. (1)	6,047	40,273
Henry Schein, Inc. (1)	100,356	6,032,399
Heron Therapeutics, Inc. (1)	23,590	576,540
Heska Corp. (1)	2,379	202,500
Hill-Rom Holdings, Inc.	2,620	277,353
HMS Holdings Corp. (1)	131,099	3,881,841
Hologic, Inc. (1)	82,505	3,993,242
Homology Medicines, Inc. (1)	5,652	156,730
Horizon Pharma Plc (1)	61,773	1,632,660
ICON Plc (1)	39,102	5,340,551
ICU Medical, Inc. (1)	36,319	8,692,226
Idera Pharmaceuticals, Inc. (1)	6,060	15,453
IDEXX Laboratories, Inc. (1)	134,455	30,064,138
Illumina, Inc. (1)	19,638	6,101,330
Immune Design Corp. (1)	546	3,194
ImmunoGen, Inc. (1)	47,513	128,760
Immunomedics, Inc. (1)	46,156	886,657
Incyte Corp. (1)	109,420	9,411,214
Innovate Biopharmaceuticals, Inc. (1)	7,150	13,800
Innoviva, Inc. (1)	23,421	328,597
Inogen, Inc. (1)	6,092	580,994
Inovalon Holdings, Inc. (1)	23,221	288,637
Inovio Pharmaceuticals, Inc. (1)	31,752	118,435
Insmed, Inc. (1)	26,110	759,018
Inspire Medical Systems, Inc. (1)	5,018	284,922
Insulet Corp. (1)	3,582	340,612
Insys Therapeutics, Inc. (1)	8,551	39,506
Integer Holdings Corp. (1)	7,907	596,346
Integra LifeSciences Holdings Corp. (1)	685,913	38,219,072
Intellia Therapeutics, Inc. (1)	11,209	191,450
Intercept Pharmaceuticals, Inc. (1)	7,561	845,773
Intersect ENT, Inc. (1)	10,467	336,514
Intra-Cellular Therapies, Inc. (1)	8,661	105,491
Intrexon Corp. (1)	24,773	130,306
IntriCon Corp. (1)	2,558	64,155
Intuitive Surgical, Inc. (1)	9,485	5,411,951
InVitae Corp. (1)	24,053	563,321
Ionis Pharmaceuticals, Inc. (1)	7,643	620,382
Iovance Biotherapeutics, Inc. (1)	36,055	342,883
iRadimed Corp. (1)	1,095	30,759
iRhythm Technologies, Inc. (1)	8,202	614,822
Ironwood Pharmaceuticals, Inc. (1)	48,868	661,184
Jazz Pharmaceuticals Plc (1)	3,298	471,449
Jounce Therapeutics, Inc. (1)	5,493	34,057
Kadmon Holdings, Inc. (1)	32,493	85,782
Kala Pharmaceuticals, Inc. (1)	5,481	45,328
Karyopharm Therapeutics, Inc. (1)	14,548	84,960
Kezar Life Sciences, Inc. (1)	3,607	63,988
Kindred Biosciences, Inc. (1)	12,283	112,635
Kiniksa Pharmaceuticals Ltd. (1)	3,395	61,314
Kodiak Sciences, Inc. (1)	2,687	17,546
Kura Oncology, Inc. (1)	9,583	158,982
La Jolla Pharmaceutical Co. (1)	6,982	44,894
Laboratory Corp. of America Holdings (1)	118,366	18,107,631
Lantheus Holdings, Inc. (1)	11,556	282,891
LeMaitre Vascular, Inc.	5,327	165,137
Lexicon Pharmaceuticals, Inc. (1)	14,572	81,020
LHC Group, Inc. (1)	9,998	1,108,378
Ligand Pharmaceuticals, Inc. (1)	43,304	5,443,746
Liquidia Technologies, Inc. (1)	1,849	21,042
LivaNova Plc (1)	13,232	1,286,812
LogicBio Therapeutics, Inc. (1)	2,294	22,665
Luminex Corp.	5,820	133,918
MacroGenics, Inc. (1)	13,193	237,210
Madrigal Pharmaceuticals, Inc. (1)	2,330	291,856
Magenta Therapeutics, Inc. (1)	4,144	68,252
MannKind Corp. (1)	56,084	110,485
Marinus Pharmaceuticals, Inc. (1)	16,319	68,213
Masimo Corp. (1)	119,811	16,567,465
Medicines Co. (1)	21,732	607,409
MediciNova, Inc. (1)	13,211	109,387
Medidata Solutions, Inc. (1)	385,419	28,228,088
Medpace Holdings, Inc. (1)	7,426	437,911
MeiraGTx Holdings Plc (1)	3,446	59,375
Meridian Bioscience, Inc.	12,283	216,304
Merit Medical Systems, Inc. (1)	169,755	10,495,952
Mersana Therapeutics, Inc. (1)	3,940	20,724
Mettler-Toledo International, Inc. (1)	48,100	34,776,300
Minerva Neurosciences, Inc. (1)	8,711	68,468
Miragen Therapeutics, Inc. (1)	6,763	18,869
Mirati Therapeutics, Inc. (1)	7,268	532,744
Moderna, Inc. (1)	1,455	29,609
Molina Healthcare, Inc. (1)	3,210	455,692
Momenta Pharmaceuticals, Inc. (1)	33,085	480,725
Mustang Bio, Inc. (1)	4,998	17,043
MyoKardia, Inc. (1)	11,559	600,952
Myriad Genetics, Inc. (1)	20,603	684,020
NanoString Technologies, Inc. (1)	7,876	188,473
NantHealth, Inc. (1)	3,540	3,257
Natera, Inc. (1)	11,525	237,646
National Research Corp.	3,604	139,114
Natus Medical, Inc. (1)	11,392	289,129
Nektar Therapeutics (1)	9,533	320,309
Neogen Corp. (1)	83,720	4,804,691
NeoGenomics, Inc. (1)	27,826	569,320
Neon Therapeutics, Inc. (1)	4,324	27,933
Neos Therapeutics, Inc. (1)	15,018	39,197
Neurocrine Biosciences, Inc. (1)	5,506	485,079
Neuronetics, Inc. (1)	3,948	60,207
Nevro Corp. (1)	9,834	614,723
NewLink Genetics Corp. (1)	713	1,376
NextGen Healthcare, Inc. (1)	11,346	190,953
Novavax, Inc. (1)	47,625	26,237
Novocure Ltd. (1)	25,268	1,217,160
NuVasive, Inc. (1)	339,440	19,276,798
Nuvectra Corp. (1)	5,700	62,757
Nymox Pharmaceutical Corp. (1)	2,679	5,278
Ocular Therapeutix, Inc. (1)	11,508	45,687
Odonate Therapeutics, Inc. (1)	2,139	47,293
Omeros Corp. (1)	15,682	272,396
Omnicell, Inc. (1)	135,555	10,958,266
Optinose, Inc. (1)	6,246	64,334
OraSure Technologies, Inc. (1)	19,710	219,767
Organovo Holdings, Inc. (1)	36,884	36,589
Orthofix Medical, Inc. (1)	4,452	251,137
OrthoPediatrics Corp. (1)	2,679	118,492
Osmotica Pharmaceuticals Plc (1)	2,480	8,928
Ovid therapeutics, Inc. (1)	3,545	6,275
Oxford Immunotec Global Plc (1)	8,844	152,382
Pacific Biosciences of California, Inc. (1)	47,309	342,044
Pacira Pharmaceuticals, Inc. (1)	110,724	4,214,155
Palatin Technologies, Inc. (1)	64,954	63,668
Paratek Pharmaceuticals, Inc. (1)	12,038	64,524
Penumbra, Inc. (1)	25,657	3,771,836
PetIQ, Inc. (1)	4,927	154,757
Pfenex, Inc. (1)	8,687	53,686
Phibro Animal Health Corp.	6,717	221,661
Pieris Pharmaceuticals, Inc. (1)	20,391	68,310
PolarityTE, Inc. (1)	3,332	35,652
Portola Pharmaceuticals, Inc. (1)	20,704	718,429
PRA Health Sciences, Inc. (1)	33,169	3,658,209
Premier, Inc. (1)	993	34,249
Prestige Consumer Healthcare, Inc. (1)	171,261	5,122,417
Principia Biopharma, Inc. (1)	1,593	54,162
Progenics Pharmaceuticals, Inc. (1)	28,957	134,360
Proteostasis Therapeutics, Inc. (1)	9,503	11,974
PTC Therapeutics, Inc. (1)	17,471	657,608
Pulse Biosciences, Inc. (1)	3,359	59,085
Puma Biotechnology, Inc. (1)	9,908	384,331
Quanterix Corp. (1)	2,795	72,195
Quidel Corp. (1)	11,685	765,017
Quorum Health Corp. (1)	9,817	13,744
R1 RCM, Inc. (1)	31,735	306,877
Ra Pharmaceuticals, Inc. (1)	365	8,176
Radius Health, Inc. (1)	14,540	289,928
RadNet, Inc. (1)	13,699	169,731
Reata Pharmaceuticals, Inc. (1)	6,371	544,529
Recro Pharma, Inc. (1)	5,909	34,627
REGENXBIO, Inc. (1)	10,831	620,725
Repligen Corp. (1)	78,939	4,663,716
Replimune Group, Inc. (1)	3,406	51,839
ResMed, Inc.	48,461	5,038,490
resTORbio, Inc. (1)	252	1,719
Retrophin, Inc. (1)	14,798	334,879
Revance Therapeutics, Inc. (1)	13,153	207,291
Rhythm Pharmaceuticals, Inc. (1)	5,256	144,067
Rigel Pharmaceuticals, Inc. (1)	51,092	131,306
Rocket Pharmaceuticals, Inc. (1)	8,141	142,793
Rockwell Medical, Inc. (1)	14,481	82,397
RTI Surgical Holdings, Inc. (1)	3,665	22,027
Rubius Therapeutics, Inc. (1)	9,698	175,534
SAGE Therapeutics, Inc. (1)	2,972	472,697
Sangamo Therapeutics, Inc. (1)	34,555	329,655
Sarepta Therapeutics, Inc. (1)	4,039	481,408
Savara, Inc. (1)	9,331	68,769
Scholar Rock Holding Corp. (1)	4,253	79,914
Seattle Genetics, Inc. (1)	6,630	485,581
Select Medical Holdings Corp. (1)	36,827	518,892
Selecta Biosciences, Inc. (1)	12,261	29,059
Senseonics Holdings, Inc. (1)	27,720	67,914
Seres Therapeutics, Inc. (1)	6,650	45,686
SI-BONE, Inc. (1)	2,516	47,401
Sienna Biopharmaceuticals, Inc. (1)	4,875	11,310
Sientra, Inc. (1)	7,692	65,997
SIGA Technologies, Inc. (1)	17,105	102,801
Simulations Plus, Inc.	3,810	80,429
Solid Biosciences, Inc. (1)	4,160	38,272
Sorrento Therapeutics, Inc. (1)	39,576	187,986
Spark Therapeutics, Inc. (1)	10,667	1,214,758
Spectrum Pharmaceuticals, Inc. (1)	31,635	338,178
Spero Therapeutics, Inc. (1)	178	2,280
Spring Bank Pharmaceuticals, Inc. (1)	4,541	47,635
STAAR Surgical Co. (1)	14,994	512,645
Stemline Therapeutics, Inc. (1)	13,122	168,618
Supernus Pharmaceuticals, Inc. (1)	17,009	595,995
Surface Oncology, Inc. (1)	3,913	18,665
Surgery Partners, Inc. (1)	626	7,061
SurModics, Inc. (1)	4,374	190,182
Sutro Biopharma, Inc. (1)	1,821	20,741
Syndax Pharmaceuticals, Inc. (1)	1,685	8,846
Syneos Health, Inc. (1)	374,607	19,389,658
Synthorx, Inc. (1)	2,118	43,144
Syros Pharmaceuticals, Inc. (1)	8,605	78,650
T2 Biosystems, Inc. (1)	10,125	26,629
Tabula Rasa HealthCare, Inc. (1)	6,010	339,084
Tactile Systems Technology, Inc. (1)	6,033	318,060
Tandem Diabetes Care, Inc. (1)	17,334	1,100,709
Teladoc Health, Inc. (1)	23,039	1,280,968
Teleflex, Inc.	527	159,238
Teligent, Inc. (1)	14,020	16,263
Tenet Healthcare Corp. (1)	28,393	818,854
TG Therapeutics, Inc. (1)	20,441	164,346
The Cooper Companies, Inc.	65,469	19,389,954
The Providence Service Corp. (1)	3,899	259,751
TherapeuticsMD, Inc. (1)	62,847	306,065
Theravance Biopharma, Inc. (1)	14,799	335,493
Tivity Health, Inc. (1)	16,192	284,332
Tocagen, Inc. (1)	6,338	68,894
TransEnterix, Inc. (1)	52,692	125,407
Translate Bio, Inc. (1)	8,453	86,136
Tricida, Inc. (1)	5,097	196,846
Twist Bioscience Corp. (1)	1,417	32,846
Tyme Technologies, Inc. (1)	34,293	60,356
Ultragenyx Pharmaceutical, Inc. (1)	18,136	1,257,913
UNITY Biotechnology, Inc. (1)	8,184	66,372
Universal Health Services, Inc.	116,697	15,610,558
Unum Therapeutics, Inc. (1)	6,408	28,131
U.S. Physical Therapy, Inc.	4,271	448,583
Utah Medical Products, Inc.	978	86,309
Vanda Pharmaceuticals, Inc. (1)	17,254	317,474
Vapotherm, Inc. (1)	1,422	27,942
Varex Imaging Corp. (1)	13,342	452,027
Varian Medical Systems, Inc. (1)	106,239	15,056,191
Veeva Systems, Inc. (1)	197,632	25,071,596
Veracyte, Inc. (1)	9,588	239,892
Verastem, Inc. (1)	22,288	65,972
Vericel Corp. (1)	14,458	253,160
Verrica Pharmaceuticals, Inc. (1)	3,116	33,684
ViewRay, Inc. (1)	21,400	158,146
Viking Therapeutics, Inc. (1)	20,338	202,160
Vital Therapies, Inc. (1)	9,598	1,892
Vocera Communications, Inc. (1)	10,465	331,008
Voyager Therapeutics, Inc. (1)	7,150	136,851
Waters Corp. (1)	143,266	36,061,485
WaVe Life Sciences Ltd. (1)	6,867	266,783
WellCare Health Plans, Inc. (1)	75,280	20,306,780
West Pharmaceutical Services, Inc.	94,046	10,363,869
Wright Medical Group NV (1)	42,841	1,347,349
X4 Pharmaceuticals, Inc. (1)	271	4,718
Xencor, Inc. (1)	16,010	497,271
Xeris Pharmaceuticals, Inc. (1)	5,921	59,447
XOMA Corp. (1)	983	12,170
Y-mAbs Therapeutics, Inc. (1)	1,947	51,031
Zafgen, Inc. (1)	9,227	25,282
ZIOPHARM Oncology, Inc. (1)	45,209	174,055
Zogenix, Inc. (1)	10,589	582,501
Zomedica Pharmaceuticals Corp. (1)	14,068	4,924
		778,698,110
Industrials - 15.37%
A.O. Smith Corp.	278,873	14,869,508
AAON, Inc.	186,162	8,596,961
Actuant Corp.	10,871	264,926
Advanced Disposal Services, Inc. (1)	218,798	6,126,344
Advanced Drainage Systems, Inc.	12,651	326,016
Aerojet Rocketdyne Holdings, Inc. (1)	24,592	873,754
AeroVironment, Inc. (1)	7,222	494,057
Air Lease Corp.	446	15,320
Air Transport Services Group, Inc. (1)	19,928	459,340
Alamo Group, Inc.	2,898	289,626
Alaska Air Group, Inc.	207,673	11,654,609
Albany International Corp.	9,907	709,242
Allegiant Travel Co.	4,386	567,855
Allegion Plc	4,804	435,771
Allied Motion Technologies, Inc.	2,291	78,765
Allison Transmission Holdings, Inc.	6,983	313,676
Altra Industrial Motion Corp.	264,533	8,213,750
American Woodmark Corp. (1)	4,745	392,079
AMETEK, Inc.	278,690	23,122,909
Apogee Enterprises, Inc.	7,891	295,834
Applied Industrial Technologies, Inc.	13,149	781,971
ArcBest Corp.	1,056	32,514
Armstrong Flooring, Inc. (1)	757	10,295
Armstrong World Industries, Inc.	2,636	209,351
ASGN, Inc. (1)	17,506	1,111,456
Astec Industries, Inc.	3,974	150,058
Astronics Corp. (1)	7,200	235,584
Atkore International Group, Inc. (1)	13,431	289,169
Avis Budget Group, Inc. (1)	22,146	772,010
Axon Enterprise, Inc. (1)	73,898	4,020,790
AZZ, Inc.	2,976	121,808
Barnes Group, Inc.	2,245	115,415
Barrett Business Services, Inc.	2,350	181,726
Beacon Roofing Supply, Inc. (1)	280,456	9,019,465
BG Staffing, Inc.	2,887	63,052
Blue Bird Corp. (1)	2,308	39,074
BlueLinx Holdings, Inc. (1)	2,953	78,668
BMC Stock Holdings, Inc. (1)	1,119	19,773
BrightView Holdings, Inc. (1)	5,676	81,734
Builders FirstSource, Inc. (1)	38,648	515,564
BWX Technologies, Inc.	6,045	299,711
C.H. Robinson Worldwide, Inc.	8,352	726,541
CAI International, Inc. (1)	2,622	60,830
Casella Waste Systems, Inc. (1)	2,952	104,973
Charah Solutions, Inc. (1)	1,309	8,378
Chart Industries, Inc. (1)	4,524	409,513
Cimpress (1)	7,483	599,613
Cintas Corp.	5,241	1,059,259
Columbus Mckinnon Corp.	4,627	158,937
Comfort Systems USA, Inc.	12,540	656,971
Commercial Vehicle Group, Inc. (1)	10,101	77,475
Continental Building Products, Inc. (1)	12,719	315,304
Copart, Inc. (1)	284,951	17,265,181
CoStar Group, Inc. (1)	49,879	23,264,563
Covanta Holding Corp.	40,481	700,726
CRA International, Inc.	686	34,670
CSW Industrials, Inc. (1)	5,090	291,606
Cubic Corp.	7,834	440,584
Cummins, Inc.	3,286	518,761
Curtiss-Wright Corp.	201	22,781
Deluxe Corp.	15,780	689,902
Donaldson Co., Inc.	7,314	366,139
Douglas Dynamics, Inc.	7,467	284,269
DXP Enterprises, Inc. (1)	4,153	161,635
Dycom Industries, Inc. (1)	10,283	472,401
Echo Global Logistics, Inc. (1)	9,458	234,369
EMCOR Group, Inc.	14,585	1,065,872
Energous Corp. (1)	7,485	47,455
Energy Recovery, Inc. (1)	13,082	114,206
EnerSys, Inc.	9,512	619,802
EnPro Industries, Inc.	905	58,327
Equifax, Inc.	1,992	236,052
EVI Industries, Inc.	1,274	48,578
Evoqua Water Technologies Corp. (1)	25,949	326,438
Expeditors International of Washington, Inc.	10,522	798,620
Exponent, Inc.	17,490	1,009,523
Fastenal Co.	17,563	1,129,477
Federal Signal Corp.	19,074	495,733
Forrester Research, Inc.	3,582	173,190
Fortive Corp.	351,475	29,485,238
Fortune Brands Home & Security, Inc.	3,607	171,729
Forward Air Corp.	9,837	636,749
Foundation Building Materials, Inc. (1)	1,276	12,556
Franklin Covey Co. (1)	3,243	82,048
Franklin Electric Company, Inc.	15,365	784,998
Gardner Denver Holdings, Inc. (1)	2,542	70,693
Gates Industrial Corp. Plc (1)	911,000	13,063,740
Gencor Industries, Inc. (1)	565	6,983
Generac Holdings, Inc. (1)	20,677	1,059,283
General Finance Corp. (1)	1,896	17,690
Genesee & Wyoming, Inc. (1)	76,716	6,685,032
Global Brass and Copper Holdings, Inc.	6,757	232,711
GMS, Inc. (1)	10,976	165,957
Gorman Rupp Co.	1,195	40,558
Graco, Inc.	10,066	498,468
Graham Corp.	286	5,614
Granite Construction, Inc.	11,773	508,005
Griffon Corp.	612	11,310
H&E Equipment Services, Inc.	8,476	212,832
Harris Corp.	32,603	5,207,025
Harsco Corp. (1)	27,493	554,259
HC2 Holdings, Inc. (1)	13,523	33,131
HD Supply Holdings, Inc. (1)	3,399	147,347
Healthcare Services Group, Inc.	240,680	7,940,033
Heartland Express, Inc.	15,715	302,985
Heico Corp.	2,368	224,652
Heico Corp. - Class A	77,670	6,528,940
Heidrick & Struggles International, Inc.	6,334	242,782
Herc Holdings, Inc. (1)	8,416	328,056
Heritage Crystal Clean, Inc. (1)	265	7,274
Herman Miller, Inc.	17,467	614,489
Hexcel Corp.	1,130	78,151
Hillenbrand, Inc.	21,644	898,875
HNI Corp.	14,799	537,056
Hub Group, Inc. (1)	7,317	298,899
Hubbell, Inc.	2,261	266,753
Huntington Ingalls Industries, Inc.	2,217	459,362
ICF International, Inc.	656	49,908
IDEX Corp.	375,282	56,945,291
IHS Markit Ltd. (1)	45,338	2,465,480
Ingersoll-Rand Plc	8,107	875,151
InnerWorkings, Inc. (1)	661	2,393
Insperity, Inc.	13,147	1,625,758
Insteel Industries, Inc.	5,375	112,445
Interface, Inc.	18,848	288,751
J.B. Hunt Transportation Services, Inc.	24,033	2,434,303
JELD-WEN Holding, Inc. (1)	23,150	408,829
John Bean Technologies Corp.	10,663	979,823
Kadant, Inc.	3,832	337,063
Kaman Corp.	9,400	549,336
KAR Auction Services, Inc.	7,703	395,241
Kennametal, Inc.	17,205	632,284
Kforce, Inc.	8,002	281,030
Kimball International, Inc.	10,284	145,416
Knoll, Inc.	15,467	292,481
Korn/Ferry International	19,525	874,330
Kornit Digital Ltd. (1)	96,646	2,300,175
Kratos Defense & Security Solutions, Inc. (1)	113,781	1,778,397
Landstar System, Inc.	44,898	4,911,392
Lawson Products, Inc. (1)	442	13,861
Lennox International, Inc.	2,045	540,698
Lincoln Electric Holdings, Inc.	3,847	322,648
Lindsay Corp.	3,591	347,573
Lydall, Inc. (1)	907	21,278
Manitex International, Inc. (1)	3,491	26,706
Marten Transport Ltd.	6,172	110,047
Masco Corp.	12,740	500,809
Masonite International Corp. (1)	8,685	433,295
MasTec, Inc. (1)	21,638	1,040,788
Matson, Inc.	6,554	236,534
McGrath RentCorp	8,176	462,516
Mercury Systems, Inc. (1)	75,516	4,839,065
Meritor, Inc. (1)	27,141	552,319
Mesa Air Group, Inc. (1)	790	6,589
Milacron Holdings Corp. (1)	2,534	28,685
Miller Industries, Inc.	188	5,800
Mistras Group, Inc. (1)	4,518	62,394
Mobile Mini, Inc.	13,570	460,566
Moog, Inc.	973	84,602
MRC Global, Inc. (1)	16,307	285,046
MSA Safety, Inc.	11,732	1,213,089
MSC Industrial Direct Co., Inc.	26,471	2,189,416
Mueller Industries, Inc.	19,320	605,489
Mueller Water Products, Inc.	31,282	314,071
MYR Group, Inc. (1)	5,293	183,297
National Presto Industries, Inc.	162	17,585
Navistar International Corp. (1)	971	31,363
NCI Building Systems, Inc. (1)	14,175	87,318
Nordson Corp.	215,299	28,531,423
NV5 Global, Inc. (1)	3,120	185,203
Old Dominion Freight Line, Inc.	4,020	580,448
Omega Flex, Inc.	963	72,995
Orion Group Holdings, Inc. (1)	4,359	12,728
P.A.M. Transportation Services, Inc. (1)	475	23,247
Parker-Hannifin Corp.	1,453	249,364
Patrick Industries, Inc. (1)	7,811	353,995
Paylocity Holding Corp. (1)	10,024	894,041
PGT Innovations, Inc. (1)	19,813	274,410
Pitney Bowes, Inc.	33,069	227,184
Plug Power, Inc. (1)	70,450	169,080
Primoris Services Corp.	303,425	6,274,829
Proto Labs, Inc. (1)	55,050	5,787,957
Quanta Services, Inc.	2,574	97,143
Raven Industries, Inc.	12,327	472,987
RBC Bearings, Inc. (1)	63,522	8,078,093
Republic Services, Inc.	858	68,966
Resources Connection, Inc.	3,027	50,067
REV Group, Inc.	1,792	19,622
Rexnord Corp. (1)	4,013	100,887
Ritchie Bros Auctioneers, Inc.	445,000	15,130,000
Robert Half International, Inc.	7,223	470,651
Rockwell Automation, Inc.	283,727	49,782,739
Rollins, Inc.	8,868	369,086
Roper Technologies, Inc.	1,156	395,317
Rush Enterprises, Inc. - Class A	4,837	202,235
Rush Enterprises, Inc. - Class B	606	25,167
Saia, Inc. (1)	8,766	535,603
Schneider National, Inc.	487	10,251
Sensata Technologies Holding Plc (1)	5,398	243,018
Simpson Manufacturing Company, Inc.	45,694	2,708,283
SiteOne Landscape Supply, Inc. (1)	66,674	3,810,419
SP Plus Corp. (1)	2,240	76,429
Spartan Motors, Inc.	10,956	96,741
Spirit AeroSystems Holdings, Inc.	6,455	590,826
SPX Corp. (1)	11,968	416,367
Standex International Corp.	3,390	248,826
Stericycle, Inc. (1)	243,000	13,224,060
Sterling Construction Company, Inc. (1)	2,002	25,065
Sun Hydraulics Corp.	9,704	451,333
Systemax, Inc.	3,016	68,282
Team, Inc. (1)	563	9,853
Tennant Co.	6,060	376,265
Tetra Tech, Inc.	17,821	1,061,953
Textron, Inc.	2,475	125,384
The Brink's Co.	17,260	1,301,577
The Middleby Corp. (1)	18,160	2,361,345
The Toro Co.	95,869	6,599,622
Thermon Group Holdings, Inc. (1)	3,157	77,378
TPI Composites, Inc. (1)	4,813	137,748
TransDigm Group, Inc. (1)	2,966	1,346,534
TransUnion	11,256	752,351
Trex Company, Inc. (1)	20,041	1,232,922
TriNet Group, Inc. (1)	14,788	883,435
TrueBlue, Inc. (1)	770	18,203
Twin Disc, Inc. (1)	369	6,144
U.S. Xpress Enterprises, Inc. (1)	3,919	25,905
UniFirst Corp.	51,571	7,916,149
United Rentals, Inc. (1)	145,427	16,615,035
Univar, Inc. (1)	1,017	22,537
Universal Forest Products, Inc.	18,406	550,155
Universal Logistics Holdings, Inc.	2,620	51,562
Upwork, Inc. (1)	3,490	66,799
U.S. Ecology, Inc.	7,483	418,898
USA Truck, Inc. (1)	2,322	33,530
Verisk Analytics, Inc.	239,562	31,861,746
Viad Corp.	4,067	228,931
Vicor Corp. (1)	5,318	164,964
Vivint Solar, Inc. (1)	2,584	12,842
VSE Corp.	222	7,011
W.W. Grainger, Inc.	2,778	835,984
Wabash National Corp.	4,894	66,314
WABCO Holdings, Inc. (1)	166,891	22,001,241
Wabtec Corp.	1,901	140,142
WageWorks, Inc. (1)	13,546	511,497
Watsco, Inc.	41,926	6,004,222
Watts Water Technologies, Inc.	5,441	439,742
Welbilt, Inc. (1)	467,805	7,662,646
Werner Enterprises, Inc.	7,239	247,212
Wesco Aircraft Holdings, Inc. (1)	4,676	41,102
Willdan Group, Inc. (1)	3,191	118,290
Willis Lease Finance Corp. (1)	68	2,883
WillScot Corp. (1)	9,064	100,520
Woodward, Inc.	18,154	1,722,633
XPO Logistics, Inc. (1)	137,819	7,406,393
Xylem, Inc.	6,106	482,618
YRC Worldwide, Inc. (1)	2,020	13,514
		586,898,269
Information Technology - 23.92%
2U, Inc. (1)	38,822	2,750,539
3D Systems Corp. (1)	1,799	19,357
8x8, Inc. (1)	125,229	2,529,626
A10 Networks, Inc. (1)	17,819	126,337
Acacia Communications, Inc. (1)	1,227	70,368
ACI Worldwide, Inc. (1)	37,286	1,225,591
ACM Research, Inc. (1)	2,800	43,204
Adesto Technologies Corp. (1)	8,047	48,684
Advanced Energy Industries, Inc. (1)	13,051	648,374
Advanced Micro Devices, Inc. (1)	57,254	1,461,122
Aerohive Networks, Inc. (1)	11,236	50,899
Agilysys, Inc. (1)	2,361	49,982
Akamai Technologies, Inc. (1)	139,071	9,972,781
Alarm.com Holdings, Inc. (1)	10,613	688,784
Alliance Data Systems Corp.	78,390	13,716,682
Altair Engineering, Inc. (1)	8,590	316,198
Alteryx, Inc. (1)	9,946	834,171
Ambarella, Inc. (1)	4,274	184,637
Amber Road, Inc. (1)	7,779	67,444
American Software, Inc.	5,483	65,522
Amphenol Corp.	18,042	1,703,886
Analog Devices, Inc.	3,565	375,288
Anaplan, Inc. (1)	5,246	206,483
ANSYS, Inc. (1)	83,157	15,193,615
Appfolio, Inc. (1)	5,341	424,075
Applied Optoelectronics, Inc. (1)	4,617	56,327
Aquantia Corp. (1)	7,375	66,817
Arista Networks, Inc. (1)	52,344	16,460,094
Arlo Technologies, Inc. (1)	11,479	47,408
Aspen Technology, Inc. (1)	370,778	38,657,314
Asure Software, Inc. (1)	3,093	18,898
Atlassian Corp. Plc (1)	370,072	41,592,392
Autodesk, Inc. (1)	11,266	1,755,468
Avalara, Inc. (1)	7,786	434,381
Avid Technology, Inc. (1)	6,485	48,313
Badger Meter, Inc.	9,700	539,708
Benefitfocus, Inc. (1)	9,656	478,165
Black Knight, Inc. (1)	8,677	472,896
Blackbaud, Inc.	213,607	17,030,886
Blackline, Inc. (1)	12,584	582,891
Booz Allen Hamilton Holding Corp.	8,048	467,911
Bottomline Technologies, Inc. (1)	14,347	718,641
Box, Inc. (1)	43,419	838,421
Brightcove, Inc. (1)	11,845	99,616
Broadridge Financial Solutions, Inc.	7,057	731,740
Brooks Automation, Inc.	23,658	693,889
Cabot Microelectronics Corp.	93,241	10,439,262
Cadence Design Systems, Inc. (1)	106,116	6,739,427
CalAmp Corp. (1)	11,248	141,500
Calix, Inc. (1)	7,678	59,121
Carbon Black, Inc. (1)	13,187	183,959
Carbonite, Inc. (1)	10,809	268,171
Cardtronics Plc (1)	10,706	380,919
Casa Systems, Inc. (1)	7,934	65,852
Cass Information Systems, Inc.	4,925	232,952
CDK Global, Inc.	7,643	449,561
CDW Corp.	8,953	862,801
Ceridian HCM Holding, Inc. (1)	2,969	152,310
CEVA, Inc. (1)	7,294	196,646
ChannelAdvisor Corp. (1)	8,047	98,012
Cirrus Logic, Inc. (1)	1,013	42,617
Cision Ltd. (1)	23,446	322,851
Citrix Systems, Inc.	131,441	13,099,410
Clearfield, Inc. (1)	2,216	32,575
Cloudera, Inc. (1)	67,989	743,800
Cognex Corp.	83,017	4,222,245
Coherent, Inc. (1)	1,063	150,648
Cohu, Inc.	4,775	70,431
CommVault Systems, Inc. (1)	13,583	879,363
Control4 Corp. (1)	3,507	59,374
CoreLogic, Inc. (1)	3,057	113,904
Cornerstone OnDemand, Inc. (1)	18,891	1,034,849
Coupa Software, Inc. (1)	19,178	1,744,814
Cray, Inc. (1)	2,694	70,179
CSG Systems International, Inc.	9,180	388,314
CyberArk Software Ltd. (1)	28,205	3,357,805
Cypress Semiconductor Corp.	15,161	226,202
Dell Technologies, Inc. - Class C (1)	575	33,747
Digimarc Corp. (1)	3,777	118,522
Diodes, Inc. (1)	3,417	118,570
DocuSign, Inc. (1)	61,016	3,163,069
Dolby Laboratories, Inc.	77,316	4,868,589
Domo, Inc. (1)	4,723	190,479
Eastman Kodak Co. (1)	5,915	17,508
Ebix, Inc.	8,233	406,463
eGain Corp. (1)	4,765	49,794
Elastic NV (1)	399	31,868
Ellie Mae, Inc. (1)	11,758	1,160,397
Endurance International Group Holdings, Inc. (1)	23,780	172,405
Entegris, Inc.	48,686	1,737,603
Envestnet, Inc. (1)	91,889	6,008,622
EPAM Systems, Inc. (1)	3,136	530,392
ePlus, Inc. (1)	4,632	410,117
Euronet Worldwide, Inc. (1)	42,600	6,074,334
Everbridge, Inc. (1)	10,193	764,577
Everi Holdings, Inc. (1)	22,258	234,154
EVERTEC, Inc.	17,450	485,284
Evo Payments, Inc. (1)	6,610	192,020
Exela Technologies, Inc. (1)	12,495	41,733
ExlService Holdings, Inc. (1)	206,840	12,414,537
Extreme Networks, Inc. (1)	38,819	290,754
F5 Networks, Inc. (1)	3,736	586,290
FactSet Research Systems, Inc.	2,288	568,042
Fair Isaac Corp. (1)	1,745	473,994
FARO Technologies, Inc. (1)	5,529	242,778
Fidelity National Information Services, Inc.	1,680	190,008
FireEye, Inc. (1)	7,849	131,785
First Data Corp. (1)	33,181	871,665
Fiserv, Inc. (1)	24,385	2,152,708
Fitbit, Inc. (1)	15,651	92,654
Five9, Inc. (1)	19,728	1,042,230
FleetCor Technologies, Inc. (1)	5,228	1,289,173
FLIR Systems, Inc.	187,588	8,925,437
ForeScout Technologies, Inc. (1)	10,451	438,001
FormFactor, Inc. (1)	2,032	32,695
Fortinet, Inc. (1)	418,605	35,150,262
Gartner, Inc. (1)	5,416	821,499
Genpact Ltd.	3,370	118,557
Global Payments, Inc.	9,718	1,326,701
GoDaddy, Inc. (1)	10,307	774,983
GTT Communications, Inc. (1)	14,447	501,311
Guidewire Software, Inc. (1)	204,855	19,903,712
Hackett Group, Inc.	7,295	115,261
HubSpot, Inc. (1)	12,755	2,120,009
I3 Verticals, Inc. (1)	2,461	59,113
Ichor Holdings Ltd. (1)	7,456	168,356
II-VI, Inc. (1)	21,720	808,853
Immersion Corp. (1)	8,409	70,888
Impinj, Inc. (1)	5,308	88,936
Information Services Group, Inc. (1)	6,974	26,013
Inphi Corp. (1)	15,033	657,543
Insight Enterprises, Inc. (1)	4,442	244,577
Instructure, Inc. (1)	10,697	504,043
InterDigital, Inc.	5,153	339,995
Internap Corp. (1)	8,112	40,236
IPG Photonics Corp. (1)	95,115	14,436,555
Iteris, Inc. (1)	9,034	37,672
Itron, Inc. (1)	11,549	538,761
J2 Global, Inc.	109,335	9,468,411
Jack Henry & Associates, Inc.	109,537	15,197,163
KLA-Tencor Corp.	10,026	1,197,205
Kopin Corp. (1)	19,225	25,761
Lam Research Corp.	9,350	1,673,744
Lattice Semiconductor Corp. (1)	39,577	472,154
Limelight Networks, Inc. (1)	39,947	129,029
Littelfuse, Inc.	45,270	8,260,870
LivePerson, Inc. (1)	20,498	594,852
LiveRamp Holdings, Inc. (1)	11,472	626,027
LogMeIn, Inc.	294,420	23,583,042
Lumentum Holdings, Inc. (1)	22,047	1,246,537
Majesco, Inc. (1)	2,258	15,919
Manhattan Associates, Inc. (1)	58,651	3,232,257
Marvell Technology Group Ltd.	9,261	184,201
Maxim Integrated Products, Inc.	17,006	904,209
MAXIMUS, Inc.	21,659	1,537,356
MaxLinear, Inc. (1)	21,653	552,801
Mesa Laboratories, Inc.	1,152	265,536
Methode Electronics, Inc.	6,049	174,090
Microchip Technology, Inc.	64,071	5,315,330
Mitek Systems, Inc. (1)	10,557	129,218
MKS Instruments, Inc.	3,271	304,367
MobileIron, Inc. (1)	24,334	133,107
Model N, Inc. (1)	8,994	157,755
MoneyGram International, Inc. (1)	723	1,475
Monolithic Power Systems, Inc.	54,393	7,369,708
Monotype Imaging Holdings, Inc.	6,966	138,554
Motorola Solutions, Inc.	1,120	157,270
Nanometrics, Inc. (1)	7,826	241,667
Napco Security Technologies, Inc. (1)	3,969	82,317
National Instruments Corp.	54,041	2,397,259
NCR Corp. (1)	5,946	162,266
NetApp, Inc.	15,478	1,073,245
NETGEAR, Inc. (1)	2,305	76,342
New Relic, Inc. (1)	128,111	12,644,556
NIC, Inc.	21,773	372,101
Nice Ltd. - ADR (1)	107,245	13,138,585
nLight, Inc. (1)	7,639	170,197
Novanta, Inc. (1)	11,096	940,164
Nutanix, Inc. (1)	561,553	21,193,010
NVE Corp.	1,511	147,912
Okta, Inc. (1)	154,321	12,766,976
ON Semiconductor Corp. (1)	96,288	1,980,644
OneSpan, Inc. (1)	10,383	199,561
OSI Systems, Inc. (1)	2,185	191,406
Palo Alto Networks, Inc. (1)	254,777	61,880,238
PAR Technology Corp. (1)	3,073	75,166
Park City Group, Inc. (1)	4,729	37,785
Park Electrochemical Corp.	3,855	60,524
Paychex, Inc.	19,628	1,574,166
Paycom Software, Inc. (1)	48,333	9,141,220
PDF Solutions, Inc. (1)	919	11,350
Pegasystems, Inc.	2,292	148,980
Perficient, Inc. (1)	4,392	120,297
PFSweb, Inc. (1)	4,693	24,451
Plantronics, Inc.	11,319	521,919
Pluralsight, Inc. (1)	2,677	84,968
Power Integrations, Inc.	41,677	2,914,889
PRGX Global, Inc. (1)	6,989	55,353
Progress Software Corp.	15,159	672,605
Proofpoint, Inc. (1)	52,854	6,418,061
PROS Holdings, Inc. (1)	63,683	2,689,970
PTC, Inc. (1)	45,499	4,194,098
Pure Storage, Inc. (1)	757,073	16,496,621
Q2 Holdings, Inc. (1)	62,746	4,345,788
QAD, Inc.	3,421	147,342
Qualys, Inc. (1)	189,072	15,643,817
Quantenna Communications, Inc. (1)	11,550	281,012
Rapid7, Inc. (1)	12,880	651,857
RealPage, Inc. (1)	4,336	263,152
Red Hat, Inc. (1)	74,825	13,670,528
Rimini Street, Inc. (1)	3,958	19,790
RingCentral, Inc. (1)	16,710	1,801,338
Rogers Corp. (1)	3,278	520,809
Rudolph Technologies, Inc. (1)	11,233	256,112
Sabre Corp.	13,529	289,385
SailPoint Technologies Holding, Inc. (1)	23,755	682,244
Science Applications International Corp.	14,551	1,119,699
SecureWorks Corp. (1)	391	7,194
Semtech Corp. (1)	107,808	5,488,505
ServiceNow, Inc. (1)	195,506	48,190,274
ServiceSource International, Inc. (1)	26,678	24,581
Shopify, Inc. (1)	20,967	4,332,202
ShotSpotter, Inc. (1)	2,455	94,763
Silicon Laboratories, Inc. (1)	112,629	9,107,181
Skyworks Solutions, Inc.	7,710	635,921
SMART Global Holdings, Inc. (1)	4,449	85,421
SolarWinds Corp. (1)	1,237	24,146
Splunk, Inc. (1)	521,013	64,918,220
SPS Commerce, Inc. (1)	5,856	621,087
Square, Inc. (1)	78,876	5,909,390
SS&C Technologies Holdings, Inc.	12,272	781,604
SunPower Corp. (1)	6,665	43,389
SVMK, Inc. (1)	4,961	90,340
Switch, Inc.	2,049	21,125
Synaptics, Inc. (1)	1,054	41,897
Synopsys, Inc. (1)	116,861	13,456,544
Tableau Software, Inc. (1)	91,422	11,636,192
Telaria, Inc. (1)	4,608	29,215
Telenav, Inc. (1)	5,639	34,229
Tenable Holdings, Inc. (1)	8,402	266,007
Teradata Corp. (1)	5,151	224,841
Teradyne, Inc.	1,704	67,887
The Western Union Co.	7,479	138,137
Total System Services, Inc.	11,006	1,045,680
Trade Desk, Inc. (1)	11,393	2,255,244
TTEC Holdings, Inc.	4,681	169,593
Tucows, Inc. (1)	3,188	258,802
Twilio, Inc. (1)	5,375	694,343
Tyler Technologies, Inc. (1)	17,557	3,588,651
Ubiquiti Networks, Inc.	918	137,434
Ultimate Software Group, Inc. (1)	14,923	4,926,530
Unisys Corp. (1)	11,532	134,578
Universal Display Corp.	2,598	397,104
Upland Software, Inc. (1)	5,247	222,263
USA Technologies, Inc. (1)	18,813	78,074
Varonis Systems, Inc. (1)	9,673	576,801
VeriSign, Inc. (1)	6,291	1,142,194
Veritone, Inc. (1)	2,969	15,439
Versum Materials, Inc.	6,666	335,366
Viavi Solutions, Inc. (1)	27,778	343,892
VirnetX Holding Corp. (1)	19,986	126,511
Virtusa Corp. (1)	9,768	522,100
Vishay Precision Group, Inc. (1)	2,886	98,730
WEX, Inc. (1)	28,450	5,462,116
Workday, Inc. (1)	332,627	64,147,117
Workiva, Inc. (1)	9,847	499,243
Worldpay, Inc. (1)	1,639	186,027
Xilinx, Inc.	15,570	1,974,120
Xperi Corp.	3,387	79,256
Yext, Inc. (1)	28,890	631,535
Zebra Technologies Corp. (1)	3,218	674,268
Zendesk, Inc. (1)	6,429	546,465
Zix Corp. (1)	17,166	118,102
Zscaler, Inc. (1)	20,608	1,461,725
		913,563,818
Materials - 3.88%
Advanced Emissions Solutions, Inc.	5,437	62,852
AdvanSix, Inc. (1)	3,474	99,252
Albemarle Corp.	7,089	581,156
Amyris, Inc. (1)	1,643	3,434
AptarGroup, Inc.	310,629	33,047,819
Avery Dennison Corp.	5,281	596,753
Axalta Coating Systems Ltd. (1)	5,142	129,630
Balchem Corp.	92,873	8,618,614
Berry Global Group, Inc. (1)	88,114	4,746,701
Boise Cascade Co.	12,523	335,116
Celanese Corp.	4,971	490,190
Century Aluminum Co. (1)	2,191	19,456
Chase Corp.	2,520	233,201
Chemours Co.	10,469	389,028
Cleveland-Cliffs, Inc.	15,616	156,004
Coeur Mining, Inc. (1)	9,504	38,776
Compass Minerals International, Inc.	10,670	580,128
Crown Holdings, Inc. (1)	7,862	429,029
Eagle Materials, Inc.	2,513	211,846
Element Solutions, Inc. (1)	6,859	69,276
Ferro Corp. (1)	28,323	536,154
FMC Corp.	3,337	256,348
Forterra, Inc. (1)	6,374	26,898
GCP Applied Technologies, Inc. (1)	24,447	723,631
Gold Resource Corp.	15,162	59,587
Graphic Packaging Holding Co.	703,528	8,885,559
Greif, Inc. - Class A	697	28,751
Greif, Inc. - Class B	217	10,609
HB Fuller Co.	13,091	636,746
Hecla Mining Co.	11,546	26,556
Ingevity Corp. (1)	84,735	8,948,863
Innophos Holdings, Inc.	900	27,126
Innospec, Inc.	72,061	6,006,284
International Flavors & Fragrances, Inc.	139,935	18,022,229
International Paper Co.	2,791	129,140
Kaiser Aluminum Corp.	2,856	299,109
Koppers Holdings, Inc. (1)	4,790	124,444
Kraton Corp. (1)	9,700	312,146
Kronos Worldwide, Inc.	8,489	119,016
Livent Corp. (1)	23,647	290,385
Louisiana-Pacific Corp.	7,401	180,436
Marrone Bio Innovations, Inc. (1)	17,715	27,104
Martin Marietta Materials, Inc.	132,672	26,690,953
Myers Industries, Inc.	11,992	205,183
Neenah, Inc.	4,654	299,531
NewMarket Corp.	448	194,235
OMNOVA Solutions, Inc. (1)	14,525	101,966
Packaging Corp. of America	5,698	566,267
PolyOne Corp.	25,828	757,019
Quaker Chemical Corp.	4,508	903,088
Ramaco Resources, Inc. (1)	1,718	9,964
Reliance Steel & Aluminum Co.	56,767	5,123,789
Royal Gold, Inc.	1,632	148,398
RPM International, Inc.	1,601	92,922
Ryerson Holding Corp. (1)	4,974	42,577
Schweitzer-Mauduit International, Inc.	1,936	74,962
Scotts Miracle-Gro Co.	1,212	95,239
Sealed Air Corp.	5,226	240,710
Sensient Technologies Corp.	7,716	523,068
Silgan Holdings, Inc.	1,646	48,771
Steel Dynamics, Inc.	2,127	75,019
Summit Materials, Inc. (1)	38,202	606,266
Trinseo SA	10,146	459,614
Tronox Holdings Plc - Class A	14,695	193,239
United States Lime & Minerals, Inc.	34	2,622
U.S. Concrete, Inc. (1)	5,509	228,183
Valhi, Inc.	368	850
Valvoline, Inc.	653,000	12,119,680
Verso Corp. (1)	841	18,014
Vulcan Materials Co.	7,554	894,394
W.R. Grace & Co.	3,036	236,930
Westlake Chemical Corp.	2,030	137,756
Worthington Industries, Inc.	12,849	479,525
		148,086,116
Real Estate - 2.97%
Alexander's, Inc.	730	274,604
Alexandria Real Estate Equities, Inc.	539	76,840
Altisource Portfolio Solutions SA (1)	222	5,255
Americold Realty Trust	42,927	1,309,703
Armada Hoffler Properties, Inc.	6,229	97,110
CBRE Group, Inc. (1)	9,332	461,467
City Office REIT, Inc.	2,243	25,368
Clipper Realty, Inc.	4,969	66,535
Colony Capital, Inc.	1,456	7,746
Consolidated-Tomoka Land Co.	418	24,683
CoreSite Realty Corp.	56,509	6,047,593
Corporate Office Properties Trust	146,198	3,991,205
Cushman & Wakefield Plc (1)	15,995	284,711
Easterly Government Properties, Inc.	5,200	93,652
EastGroup Properties, Inc.	12,015	1,341,355
Equity Lifestyle Properties, Inc.	5,248	599,846
Essential Properties Realty Trust, Inc.	1,516	29,592
Extra Space Storage, Inc.	6,480	660,377
First Industrial Realty Trust, Inc.	9,245	326,903
FirstService Corp.	52,274	4,670,159
Four Corners Property Trust, Inc.	16,286	482,066
FRP Holdings, Inc. (1)	339	16,126
Gaming and Leisure Properties, Inc.	4,419	170,441
HFF, Inc.	12,794	610,914
Hudson Pacific Properties, Inc.	136,192	4,687,729
Jones Lang LaSalle, Inc.	160,714	24,778,885
Kennedy-Wilson Holdings, Inc.	21,848	467,329
Lamar Advertising Co.	4,682	371,095
Life Storage, Inc.	148	14,396
Marcus & Millichap, Inc. (1)	6,569	267,555
Maui Land & Pineapple Co, Inc. (1)	2,263	25,866
Monmouth Real Estate Investment Corp.	4,652	61,313
National Health Investors, Inc.	5,993	470,750
National Storage Affiliates Trust Co.	2,209	62,979
Newmark Group, Inc. - Class A	50,920	424,673
NexPoint Residential Trust, Inc.	277	10,620
Omega Healthcare Investors, Inc.	1,024	39,066
Pennsylvania Real Estate Investment Trust	12,481	78,505
PS Business Parks, Inc.	4,645	728,475
QTS Realty Trust, Inc.	8,050	362,170
Redfin Corp. (1)	27,209	551,526
RMR Group, Inc.	2,332	142,205
Ryman Hospitality Properties, Inc.	15,157	1,246,512
Saul Centers, Inc.	3,790	194,692
SBA Communications Corp. (1)	219,951	43,915,417
Tanger Factory Outlet Centers, Inc.	31,170	653,947
Taubman Centers, Inc.	3,633	192,113
Terreno Realty Corp.	267,768	11,256,967
The GEO Group, Inc.	8,292	159,206
The Howard Hughes Corp. (1)	961	105,710
Trinity Place Holdings, Inc. (1)	6,146	24,584
UMH Properties, Inc.	10,586	149,051
Universal Health Realty Income Trust	3,927	297,313
Urban Edge Properties	6,903	131,157
		113,546,057
Utilities - 0.05%
American States Water Co.	8,507	606,549
California Water Service Group	1,385	75,178
Chesapeake Utilities Corp.	555	50,621
Global Water Resources, Inc.	3,770	36,984
Middlesex Water Co.	4,763	266,680
New Jersey Resources Corp.	2,111	105,107
Pure Cycle Corp. (1)	3,048	30,053
SJW Group	5,242	323,641
South Jersey Industries, Inc.	4,513	144,732
Spark Energy, Inc.	3,947	35,168
TerraForm Power, Inc.	4,486	61,638
York Water Co.	3,962	135,976
		1,872,327
Total Common Stocks (Cost $2,898,819,263)		3,701,256,433

RIGHTS - 0.00% (2)
Healthcare - 0.00% (2)
Corium International, Inc., expires 3/31/2020 - CVR (1)(4)	7,613	1,370
Materials - 0.00% (2)
A. Schulman, Inc. - CVR (1)(4)	9,002	3,508
Total Rights (Cost $0)		4,878

SHORT-TERM INVESTMENTS - 3.00%
Money Market Funds - 3.00%
Goldman Sachs Financial Square Government Fund - Class I, 2.32% (3)	57,206,060	57,206,060
JPMorgan U.S. Government Money Market Fund - Class I, 2.33% (3)	57,206,061	57,206,061
Total Short-Term Investments (Cost $114,412,121)		114,412,121
TOTAL INVESTMENTS IN SECURITIES - 99.92%
(Cost $3,013,231,384)		3,815,673,432
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.08%		3,191,706
TOTAL NET ASSETS - 100.00%		$3,818,865,138

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CVR	Contingent Value Right
(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities total $4,878, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund
Notes to Schedule of Investments
March 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Fund’s shares is generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of the Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (“the Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Fund’s holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•
Level 2 –Inputs other than quoted prices included within Level 1 that are observable for the asset or liability.  Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 –Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by the Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Fund on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Fund values the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information
The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$93,495,140	$-	$-	$93,495,140
Consumer Discretionary	484,434,329	-	-	484,434,329
Consumer Staples	213,349,073	-	-	213,349,073
Energy	41,079,400	-	-	41,079,400
Financials	326,233,794	-	-	326,233,794
Healthcare	778,698,110	-	-	778,698,110
Industrials	586,898,269	-	-	586,898,269
Information Technology	913,563,818	-	-	913,563,818
Materials	148,086,116	-	-	148,086,116
Real Estate	113,546,057	-	-	113,546,057
Utilities	1,872,327	-	-	1,872,327
Rights
Healthcare	-	-	1,370	1,370
Materials.	-	-	3,508	3,508
Short-Term Investments	114,412,121	-	-	114,412,121
Total Assets	$3,815,668,554	$-	$4,878	$3,815,673,432

Bridge Builder Small/Mid Cap Value Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.62%
Communication Services - 2.45%
Activision Blizzard, Inc.	107,348	$4,887,554
AMC Entertainment Holdings, Inc.	14,796	219,721
AMC Networks, Inc. (1)	65,900	3,740,484
ATN International, Inc.	2,974	167,704
Beasley Broadcast Group, Inc.	1,865	7,423
Boston Omaha Corp. (1)	1,501	37,435
Cable One, Inc.	19,150	18,793,427
Cars.com, Inc. (1)	19,924	454,267
CBS Corp.	63,500	3,018,155
CenturyLink, Inc.	33,339	399,735
Cincinnati Bell, Inc. (1)	13,294	126,825
Cinemark Holdings, Inc.	3,733	149,283
Clear Channel Outdoor Holdings, Inc. (1)	11,096	59,364
Consolidated Communications Holdings, Inc.	20,153	219,869
Daily Journal Corp. (1)	320	68,512
Discovery Communications, Inc. - Class A (1)	5,345	144,422
Discovery Communications, Inc. - Class C (1)	12,039	306,031
DISH Network Corp. (1)	7,755	245,756
E.W. Scripps Co.	13,105	275,205
Electronic Arts, Inc. (1)	108,175	10,993,825
Emerald Expositions Events, Inc.	494,195	6,276,276
Entercom Communications Corp.	36,768	193,032
Entravision Communications Corp.	14,792	47,926
Eros International Plc (1)	5,131	46,897
Fluent, Inc. (1)	9,868	55,458
Frontier Communications Corp. (1)	30,939	61,569
Gannett Co., Inc.	32,629	343,910
GCI Liberty, Inc. (1)	3,560	197,972
Gray Television, Inc. (1)	22,975	490,746
Hemisphere Media Group, Inc. (1)	2,564	36,152
IMAX Corp. (1)	30,703	696,344
Intelsat S.A. (1)	16,164	253,128
Interpublic Group of Companies, Inc.	12,137	254,998
Iridium Communications, Inc. (1)	27,675	731,727
John Wiley & Sons, Inc.	1,558	68,895
Liberty Broadband Corp. - Class A (1)	865	79,269
Liberty Broadband Corp. - Class C (1)	3,704	339,805
Liberty Global Plc - Series C (1)	195,923	4,743,296
Liberty Latin America Ltd. - Class A (1)	12,495	241,653
Liberty Latin America Ltd. - Class C (1)	33,411	649,844
Liberty Media Group LLC - Class A (1)	892	30,364
Liberty Media Group LLC - Class C (1)	47,161	1,652,993
Liberty SiriusXM Group - Class A (1)	2,943	112,364
Liberty SiriusXM Group - Class C (1)	5,771	220,683
Lions Gate Entertainment Corp. - Class A	1,640	25,642
Lions Gate Entertainment Corp. - Class B	3,093	46,697
Marcus Corp.	5,765	230,888
Meet Group, Inc. (1)	20,367	102,446
Meredith Corp.	11,383	629,025
MSG Networks, Inc. (1)	17,400	378,450
National CineMedia, Inc.	22,737	160,296
NetEase, Inc. - ADR	24,961	6,026,833
New Media Investment Group, Inc.	17,091	179,455
New York Times Co.	7,153	234,976
News Corp. - Class A	13,436	167,144
News Corp. - Class B	4,133	51,621
Nexstar Media Group, Inc.	286,550	31,053,423
NII Holdings, Inc. (1)	24,854	48,714
Omnicom Group, Inc.	50,637	3,695,995
pdvWireless, Inc. (1)	2,669	93,842
Reading International, Inc. (1)	4,766	76,065
Rosetta Stone, Inc. (1)	4,830	105,535
Saga Communications, Inc.	1,068	35,447
Scholastic Corp.	8,481	337,205
Sinclair Broadcast Group, Inc.	10,413	400,692
Spok Holdings, Inc.	5,480	74,638
Sprint Corp. (1)	22,689	128,193
Take-Two Interactive Software, Inc. (1)	1,601	151,086
TEGNA, Inc.	63,210	891,261
Telephone & Data Systems, Inc.	3,478	106,879
The Madison Square Garden Co. (1)	578	169,429
Tribune Media Co.	3,032	139,896
United States Cellular Corp. (1)	449	20,614
Viacom, Inc. - Class A	329	10,676
Viacom, Inc. - Class B	95,282	2,674,566
WideOpenWest, Inc. (1)	8,261	75,175
Zillow Group, Inc. - Class A (1)	574	19,631
Zillow Group, Inc. - Class C (1)	1,123	39,013
Zynga, Inc. (1)	26,610	141,831
		110,863,577
Consumer Discretionary - 9.19%
1-800-Flowers.com, Inc. (1)	5,471	99,736
Aaron's, Inc.	78,622	4,135,517
Abercrombie & Fitch Co.	18,993	520,598
Acushnet Holdings Corp.	425,930	9,856,020
Adient Plc	3,326	43,105
Adtalem Global Education, Inc. (1)	16,805	778,408
Advance Auto Parts, Inc.	1,720	293,312
American Axle & Manufacturing Holdings, Inc. (1)	171,209	2,450,001
American Eagle Outfitters, Inc.	118,484	2,626,790
American Outdoor Brands Corp. (1)	15,685	146,498
American Public Education, Inc. (1)	4,466	134,516
America's Car-Mart, Inc. (1)	1,144	104,493
Aptiv Plc	1,215	96,580
Aramark	371,862	10,988,522
Ascena Retail Group, Inc. (1)	50,896	54,968
AutoNation, Inc. (1)	1,990	71,083
AutoZone, Inc. (1)	111	113,677
Barnes & Noble Education, Inc. (1)	11,440	48,048
Barnes & Noble, Inc.	17,438	94,688
Bassett Furniture Industries, Inc.	2,804	46,014
BBX Capital Corp.	16,974	100,486
Beazer Homes USA, Inc. (1)	9,054	104,212
Bed Bath & Beyond, Inc.	118,537	2,013,944
Belmond Ltd. (1)	22,576	562,820
Best Buy, Inc.	61,217	4,350,080
Big 5 Sporting Goods Corp.	5,332	16,956
Big Lots, Inc.	53,058	2,017,265
Biglari Holdings, Inc. - Class A (1)	26	19,121
Biglari Holdings, Inc. - Class B (1)	266	37,602
Borgwarner, Inc.	272,378	10,462,039
Boyd Gaming Corp.	2,154	58,933
Bright Horizons Family Solutions, Inc. (1)	34,158	4,341,823
Brinker International, Inc.	2,690	119,382
Brunswick Corp.	236,315	11,893,734
Buckle, Inc.	6,662	124,713
Caesars Entertainment Corp. (1)	20,161	175,199
Caleres, Inc.	12,087	298,428
Callaway Golf Co.	8,999	143,354
Capri Holdings Ltd. (1)	2,285	104,539
CarMax, Inc. (1)	2,398	167,380
Carriage Services, Inc.	3,099	59,656
Carrols Restaurant Group, Inc. (1)	1,470	14,656
Carter's, Inc.	61,550	6,203,624
Cato Corp.	6,371	95,438
Century Casinos, Inc. (1)	8,133	73,685
Century Communities, Inc. (1)	6,987	167,478
Chicos FAS, Inc.	36,440	155,599
Chuy's Holdings, Inc. (1)	846	19,263
Citi Trends, Inc.	3,469	66,986
Clarus Corp.	5,801	74,311
Columbia Sportswear Co.	931	96,992
Conn's, Inc. (1)	2,891	66,088
Container Store Group, Inc. (1)	4,654	40,955
Cooper Tire & Rubber Co.	14,583	435,886
Cooper-Standard Holdings, Inc. (1)	22,998	1,079,986
Core Mark Holding Company, Inc.	636,498	23,633,171
Culp, Inc.	3,207	61,671
D. R. Horton, Inc.	4,931	204,045
Dana, Inc.	566,269	10,045,612
Darden Restaurants, Inc.	2,154	261,646
Del Frisco's Restaurant Group, Inc. (1)	9,233	59,184
Del Taco Restaurants, Inc. (1)	8,819	88,719
Denny's Corp. (1)	4,403	80,795
Dick's Sporting Goods, Inc.	113,804	4,189,125
Dillard's, Inc.	3,205	230,824
Dine Brands Global, Inc.	1,970	179,841
Dollar General Corp.	79,277	9,457,746
Dollar Tree, Inc. (1)	73,551	7,725,797
Drive Shack, Inc. (1)	1,917	8,607
DSW, Inc.	19,773	439,356
eBay, Inc.	361,079	13,410,474
El Pollo Loco Holdings, Inc. (1)	6,402	83,290
Empire Resorts, Inc. (1)	370	3,720
Escalade, Inc.	2,814	31,432
Ethan Allen Interiors, Inc.	7,101	135,842
Expedia Group, Inc.	102,017	12,140,023
Express, Inc. (1)	20,054	85,831
Extended Stay America, Inc.	305,877	5,490,492
Fiesta Restaurant Group, Inc. (1)	1,283	16,820
Flexsteel Industries, Inc.	2,154	49,951
Foot Locker, Inc.	81,176	4,919,266
Fossil Group, Inc. (1)	10,042	137,776
Francesca's Holdings Corp. (1)	8,993	6,083
Gaia, Inc. (1)	1,060	9,699
GameStop Corp.	29,161	296,276
Gap, Inc.	7,077	185,276
Garmin Ltd.	3,954	341,428
Genesco, Inc. (1)	5,704	259,817
Gentex Corp.	204,935	4,238,056
Gentherm, Inc. (1)	10,286	379,142
Genuine Parts Co.	5,021	562,503
G-III Apparel Group Ltd. (1)	9,172	366,513
Gildan Activewear, Inc.	250,225	9,000,593
GNC Holdings, Inc. (1)	22,882	62,468
Goodyear Tire & Rubber Co.	153,464	2,785,372
Graham Holdings Co.	25,647	17,521,517
Green Brick Partners, Inc. (1)	6,398	55,982
Group 1 Automotive, Inc.	33,417	2,162,080
Guess, Inc.	16,533	324,047
H&R Block, Inc.	5,873	140,600
Hanesbrands, Inc.	44,662	798,557
Harley-Davidson, Inc.	72,335	2,579,466
Hasbro, Inc.	75,702	6,436,184
Haverty Furniture, Inc.	5,283	115,592
Helen of Troy Ltd. (1)	6,855	794,906
Hibbett Sports, Inc. (1)	5,449	124,292
Hooker Furniture Corp.	1,775	51,173
Houghton Mifflin Harcourt Co. (1)	27,384	199,082
Hovnanian Enterprises, Inc. - Class A (1)	1,026	11,253
Hyatt Hotels Corp.	1,453	105,444
International Game Technology Plc	3,230	41,958
International Speedway Corp.	6,775	295,593
J. Alexander's Holdings, Inc. (1)	3,895	38,249
J. Jill, Inc.	4,243	23,294
J.C. Penney Co., Inc. (1)	92,641	138,035
Jack in the Box, Inc.	240,303	19,478,961
Johnson Outdoors, Inc.	547	39,034
K12, Inc. (1)	10,864	370,788
KB Home	19,524	471,895
Kirkland's, Inc. (1)	3,057	21,491
Kohl's Corp.	86,325	5,936,570
L Brands, Inc.	6,510	179,546
Lands End, Inc. (1)	3,087	51,275
Laureate Education, Inc. (1)	597,818	8,949,335
La-Z-Boy, Inc.	333,736	11,009,951
Leaf Group Ltd. (1)	1,149	9,215
Lear Corp.	78,517	10,655,542
Legacy Housing Corp. (1)	1,009	12,007
Leggett & Platt, Inc.	4,549	192,059
Lennar Corp. - Class A	4,648	228,170
Lennar Corp. - Class B	236	9,232
Levi Strauss & Co. - Class A (1)	8,723	205,427
Liberty Expedia Holdings, Inc. (1)	14,654	627,191
Lifetime Brands, Inc.	3,279	30,987
Liquidity Services, Inc. (1)	7,750	59,752
Lithia Motors, Inc.	26,608	2,467,892
LKQ Corp. (1)	26,634	755,873
Lovesac Co. (1)	881	24,501
Lumber Liquidators Holdings, Inc. (1)	1,461	14,756
M.D.C. Holdings, Inc.	127,565	3,707,039
M/I Homes, Inc. (1)	6,289	167,413
Macy's, Inc.	79,659	1,914,206
MarineMax, Inc. (1)	2,517	48,226
Marriott Vacations Worldwide Corp.	1,998	186,813
Mattel, Inc. (1)	9,337	121,381
Meritage Homes Corp. (1)	10,493	469,142
Merlin Entertainments Plc - ADR (5)	126,790	567,576
MGM Resorts International	15,985	410,175
Modine Manufacturing Co. (1)	12,092	167,716
Mohawk Industries, Inc. (1)	2,200	277,530
Monarch Casino & Resort, Inc. (1)	679	29,822
Motorcar Parts of America, Inc. (1)	5,318	100,351
Movado Group, Inc.	4,505	163,892
Murphy USA, Inc. (1)	109,781	9,399,449
Nautilus, Inc. (1)	728	4,048
New Home Company, Inc. (1)	3,717	17,693
Newell Brands, Inc.	44,943	689,426
Nordstrom, Inc.	132,754	5,891,622
Norwegian Cruise Line Holdings Ltd. (1)	7,699	423,137
NVR, Inc. (1)	606	1,676,802
Office Depot, Inc.	664,060	2,410,538
Oxford Industries, Inc.	83,330	6,271,416
Papa John's International, Inc.	3,454	182,889
PARQUES REUNIDOS Servicios Centrales SA (5)	11,653	141,698
Party City Holdings, Inc. (1)	15,405	122,316
Penn National Gaming, Inc. (1)	22,080	443,808
Penske Automotive Group, Inc.	44,354	1,980,406
Pier 1 Imports, Inc. (1)	23,305	17,793
Pool Corp.	35,500	5,856,435
Pulte Group, Inc.	6,035	168,739
PVH Corp.	35,070	4,276,786
Qurate Retail, Inc. (1)	14,504	231,774
Ralph Lauren Corp.	1,895	245,744
RCI Hospitality Holdings, Inc.	642	14,747
Red Lion Hotels Corp. (1)	4,448	35,940
Red Robin Gourmet Burgers, Inc. (1)	3,980	114,664
Red Rock Resorts, Inc. - Class A	80,122	2,071,154
Regis Corp. (1)	8,930	175,653
Rent-A-Center, Inc. (1)	12,855	268,284
Rocky Brands, Inc.	1,957	46,890
Ross Stores, Inc.	67,797	6,311,901
Royal Caribbean Cruises Ltd.	31,129	3,568,006
RTW RetailWinds, Inc. (1)	2,674	6,418
Sally Beauty Holdings, Inc. (1)	26,005	478,752
Service Corp. International	3,269	131,250
ServiceMaster Global Holdings, Inc. (1)	139,550	6,516,985
Shiloh Industries, Inc. (1)	3,241	17,825
Shoe Carnival, Inc.	2,905	98,857
Signet Jewelers Ltd.	15,073	409,383
Skechers USA, Inc. (1)	30,108	1,011,930
Sonic Automotive, Inc.	6,796	100,649
Sonos, Inc. (1)	2,393	24,624
Speedway Motorsports, Inc.	3,290	47,606
Stamps.com, Inc. (1)	2,916	237,392
Standard Motor Products, Inc.	6,106	299,805
Stoneridge, Inc. (1)	216,956	6,261,350
Superior Industries International, Inc.	6,933	33,001
Tapestry, Inc.	8,074	262,324
Taylor Morrison Home Corp. (1)	28,196	500,479
Tenneco, Inc.	50,501	1,119,102
The Habit Restaurants, Inc. (1)	5,866	63,470
The Michaels Companies, Inc. (1)	27,236	311,035
Thor Industries, Inc.	46,820	2,920,163
Tiffany & Co.	3,508	370,269
Tile Shop Holdings, Inc.	5,877	33,264
Tilly's, Inc.	4,961	55,216
Toll Brothers, Inc.	137,145	4,964,649
Tower International, Inc.	5,926	124,624
Town Sports International Holdings, Inc. (1)	3,372	16,051
Travelport Worldwide Ltd.	29,882	470,044
TRI Pointe Group, Inc. (1)	38,665	488,726
Tupperware Brands Corp.	13,978	357,557
Under Armour, Inc. - Class A (1)	1,549	32,746
Under Armour, Inc. - Class C (1)	1,663	31,381
Unifi, Inc. (1)	4,508	87,230
Universal Electronics, Inc. (1)	3,927	145,888
Urban Outfitters, Inc. (1)	12,999	385,290
Vail Resorts, Inc.	3,304	717,959
Vera Bradley, Inc. (1)	6,506	86,204
VF Corp.	17,711	1,539,263
Vista Outdoor, Inc. (1)	16,445	131,724
Visteon Corp. (1)	36,852	2,481,982
Vuzix Corp. (1)	207	633
Weight Watchers International, Inc. (1)	662	13,339
Weyco Group, Inc.	1,663	51,486
Whirlpool Corp.	44,311	5,888,489
William Lyon Homes (1)	7,790	119,732
Williams-Sonoma, Inc.	55,385	3,116,514
Wingstop, Inc.	633	48,127
Wolverine World Wide, Inc.	266,830	9,533,836
Wyndham Destinations, Inc.	158,420	6,414,426
Wyndham Hotels & Resorts, Inc.	200,595	10,027,744
YETI Holdings, Inc. (1)	2,151	65,068
Yum China Holdings, Inc.	11,604	521,136
Zumiez, Inc. (1)	30,058	748,144
		415,200,404
Consumer Staples - 2.47%
Alico, Inc.	881	23,972
Archer-Daniels-Midland Co.	19,568	843,968
B&G Foods, Inc.	33,424	816,214
BJ's Wholesale Club Holdings, Inc. (1)	35,008	959,219
Bunge Ltd.	4,918	260,998
Cal-Maine Foods, Inc.	16,297	727,335
Campbell Soup Co.	2,022	77,099
Casey's General Stores, Inc.	85,640	11,027,863
Central Garden & Pet Co. (1)	610	15,592
Central Garden & Pet Co. - Class A (1)	168,866	3,926,134
Church & Dwight Co., Inc.	1,287	91,673
Clorox Co.	575	92,264
Coca-Cola European Partners Plc	205,149	10,614,409
Conagra Brands, Inc.	16,997	471,497
Coty, Inc.	57,617	662,595
Darling Ingredients, Inc. (1)	47,372	1,025,604
Dean Foods Co.	26,494	80,277
Diplomat Pharmacy, Inc. (1)	3,293	19,132
Edgewell Personal Care Co. (1)	15,809	693,857
Energizer Holdings, Inc.	884	39,718
Farmer Brothers Co. (1)	2,968	59,390
Flowers Foods, Inc.	46,833	998,480
Fresh Del Monte Produce, Inc.	9,621	260,056
General Mills, Inc.	64,600	3,343,050
Herbalife Ltd. (1)	3,149	166,866
Hormel Foods Corp.	9,559	427,861
Hostess Brands, Inc. (1)	88,989	1,112,363
Ingles Markets, Inc.	4,075	112,552
Ingredion, Inc.	24,723	2,341,021
Inter Parfums, Inc.	340	25,796
J & J Snack Foods Corp.	56,763	9,016,235
Kellogg Co.	4,338	248,914
Kroger Co.	354,619	8,723,627
Lamb Weston Holdings, Inc.	5,104	382,494
Lancaster Colony Corp.	31,692	4,965,819
Landec Corp. (1)	7,189	88,281
Limoneira Co.	2,885	67,884
McCormick & Co., Inc.	3,991	601,164
MGP Ingredients, Inc.	428	33,020
Molson Coors Brewing Co.	109,617	6,538,654
Natural Grocers by Vitamin Cottage, Inc. (1)	2,708	32,361
Nature's Sunshine Products, Inc. (1)	2,679	24,888
Nomad Foods Ltd. (1)	416,361	8,514,582
Nu Skin Enterprises, Inc.	1,325	63,415
Oil-Dri Corp. of America	1,348	41,977
Pilgrim's Pride Corp. (1)	113,481	2,529,491
Post Holdings, Inc. (1)	19,960	2,183,624
Pyxus International, Inc. (1)	2,466	58,913
Revlon, Inc. (1)	347	6,725
Rite Aid Corp. (1)	308,590	195,955
Sanderson Farms, Inc.	12,997	1,713,524
Seaboard Corp.	9	38,562
Seneca Foods Corp. (1)	2,145	52,767
Simply Good Foods Co./The (1)	17,590	362,178
Smart & Final Stores, Inc. (1)	6,674	32,970
SpartanNash Co.	10,109	160,430
Spectrum Brands Holdings, Inc.	781	42,783
The Andersons, Inc.	7,845	252,844
The Hain Celestial Group, Inc. (1)	3,208	74,169
The Hershey Co.	466	53,511
The J. M. Smucker Co.	52,915	6,164,598
Tootsie Roll Industries, Inc.	4,105	152,853
TreeHouse Foods, Inc. (1)	6,500	419,575
Tyson Foods, Inc.	178,359	12,383,465
U.S. Foods Holding Corp. (1)	7,083	247,268
United Natural Foods, Inc. (1)	43,295	572,360
Universal Corp.	51,413	2,962,931
Vector Group Ltd.	16,846	181,768
Village Super Market, Inc.	2,289	62,558
Weis Markets, Inc.	2,770	113,044
		111,679,036
Energy - 4.52%
Abraxas Petroleum Corp. (1)	2,676	3,345
Adams Resources & Energy, Inc.	603	23,553
Alta Mesa Resources, Inc. (1)	28,061	7,447
Antero Resources Corp. (1)	3,895	34,393
Apache Corp.	12,517	433,839
Apergy Corp. (1)	170,860	7,015,512
Approach Resources, Inc. (1)	11,164	3,949
Arch Coal, Inc.	22,798	2,080,773
Archrock, Inc.	37,414	365,909
Ardmore Shipping Corp. (1)	9,255	57,011
Baker Hughes a GE Co.	206,450	5,722,794
Basic Energy Services, Inc. (1)	5,332	20,262
Berry Petroleum Corp.	9,387	108,326
Bonanza Creek Energy, Inc. (1)	5,463	123,955
Bristow Group, Inc. (1)	9,771	10,846
C&J Energy Services, Inc. (1)	18,321	284,342
Cabot Oil & Gas Corp.	4,134	107,897
California Resources Corp. (1)	12,998	334,179
Callon Petroleum Co. (1)	865,157	6,531,935
Canadian Natural Resources Ltd.	167,823	4,615,132
CARBO Ceramics, Inc. (1)	5,668	19,838
Carrizo Oil & Gas, Inc. (1)	151,000	1,882,970
Centennial Resource Development, Inc. (1)	6,306	55,430
Cheniere Energy, Inc. (1)	2,445	167,140
Chesapeake Energy Corp. (1)	31,745	98,409
Cimarex Energy Co.	187,862	13,131,554
Clean Energy Fuels Corp. (1)	39,062	120,702
CNX Resources Corp. (1)	7,145	76,952
Concho Resources, Inc.	5,908	655,552
CONSOL Energy, Inc. (1)	4,592	157,138
Continental Resources, Inc. (1)	208,858	9,350,573
CVR Energy, Inc.	260	10,712
Dawson Geophysical Co. (1)	6,335	18,561
Delek US Holdings, Inc.	85,367	3,109,066
Denbury Resources, Inc. (1)	70,964	145,476
Devon Energy Corp.	16,328	515,312
DHT Holdings, Inc.	26,250	117,075
Diamond Offshore Drilling, Inc. (1)	18,509	194,159
Diamondback Energy, Inc.	115,506	11,727,324
Dorian LPG Ltd. (1)	7,583	48,683
Dril-Quip, Inc. (1)	10,283	471,475
Earthstone Energy, Inc. (1)	5,425	38,409
Encana Corp.	42,832	310,104
Energy Fuels, Inc. (1)	25,045	83,400
EP Energy Corp. (1)	11,834	3,077
EQT Corp.	8,794	182,387
Equitrans Midstream Corp.	7,416	161,520
Era Group, Inc. (1)	5,585	64,451
Exterran Corp. (1)	9,357	157,665
Extraction Oil & Gas, Inc. (1)	3,694	15,626
Forum Energy Technologies, Inc. (1)	71,036	362,994
Franks International (1)	126,130	783,267
Frontline Ltd./Bermuda (1)	21,910	141,539
FTS International, Inc. (1)	9,028	90,280
GasLog Ltd.	11,724	204,701
Golar LNG Ltd.	27,346	576,727
Goodrich Petroleum Corp. (1)	761	10,350
Green Plains, Inc.	11,729	195,640
Gulfport Energy Corp. (1)	435,380	3,491,748
Halcon Resources Corp. (1)	37,289	50,340
Hallador Energy Co.	4,975	26,168
Helix Energy Solutions Group, Inc. (1)	40,612	321,241
Helmerich & Payne, Inc.	3,715	206,405
Hess Corp.	9,203	554,297
HighPoint Resources Corp. (1)	30,289	66,939
HollyFrontier Corp.	75,546	3,722,151
Independence Contract Drilling, Inc. (1)	8,752	24,243
International Seaways, Inc. (1)	6,248	107,091
Isramco, Inc. (1)	212	23,956
Keane Group, Inc. (1)	1,090	11,870
KLX Energy Services Holdings, Inc. (1)	5,821	146,340
Kosmos Energy Ltd.	6,552	40,819
Laredo Petroleum, Inc. (1)	191,933	593,073
Liberty Oilfield Services, Inc. - Class A	21,341	328,438
Magnolia Oil & Gas Corp. (1)	487,620	5,851,440
Marathon Oil Corp.	301,383	5,036,110
Marathon Petroleum Corp.	200,498	11,999,805
Matador Resources Co. (1)	563,382	10,890,174
Matrix Service Co. (1)	7,636	149,513
McDermott International, Inc. (1)	203,544	1,514,367
Midstates Petroleum Co, Inc. (1)	4,012	39,197
Montage Resources Corp. (1)	850	12,784
Murphy Oil Corp.	5,747	168,387
Nabors Industries Ltd.	11,901	40,939
NACCO Industries, Inc.	1,033	39,481
National Oilwell Varco, Inc.	13,408	357,189
Natural Gas Services Group, Inc. (1)	3,480	60,239
NCS Multistage Holdings, Inc. (1)	2,522	13,064
Newpark Resources, Inc. (1)	25,639	234,853
Nine Energy Service, Inc. (1)	4,329	98,052
Noble Corp. Plc (1)	72,454	207,943
Noble Energy, Inc.	478,209	11,826,109
Nordic American Tankers Ltd.	40,430	81,669
Northern Oil & Gas, Inc. (1)	42,877	117,483
Nuverra Environmental Solutions, Inc. (1)	566	5,037
Oasis Petroleum, Inc. (1)	78,973	476,997
Oceaneering International, Inc. (1)	28,953	456,589
Oil States International, Inc. (1)	17,509	296,953
ONEOK, Inc.	8,383	585,469
Overseas Shipholding Group, Inc. (1)	15,928	36,475
Panhandle Oil and Gas, Inc.	2,038	31,997
Par Petroleum Corp. (1)	9,051	161,198
Parsley Energy, Inc. (1)	2,982	57,553
Patterson-UTI Energy, Inc.	66,095	926,652
PBF Energy, Inc.	95,242	2,965,836
PDC Energy, Inc. (1)	19,398	789,111
Peabody Energy Corp.	22,687	642,723
Pioneer Energy Services Corp. (1)	20,233	35,812
Pioneer Natural Resources Co.	72,503	11,040,757
QEP Resources, Inc. (1)	1,372,778	10,693,941
Quintana Energy Services, Inc. (1)	1,552	6,705
Range Resources Corp.	7,319	82,265
Renewable Energy Group, Inc. (1)	9,751	214,132
REX American Resources Corp. (1)	1,626	131,072
RigNet, Inc. (1)	3,642	35,582
Ring Energy, Inc. (1)	601	3,528
Rowan Co. Plc (1)	37,468	404,280
RPC, Inc.	1,363	15,552
SandRidge Energy, Inc. (1)	8,700	69,774
Scorpio Tankers, Inc.	13,082	259,547
SEACOR Holdings, Inc. (1)	4,940	208,863
SEACOR Marine Holdings, Inc. (1)	4,577	60,920
Select Energy Services, Inc. (1)	434,236	5,219,517
SemGroup Corp.	23,605	347,938
Ship Finance International Ltd.	24,210	298,751
SilverBow Resources, Inc. (1)	2,052	47,196
SM Energy Co.	3,886	67,966
Smart Sand, Inc. (1)	5,753	25,601
Southwestern Energy Co. (1)	170,334	798,866
SRC Energy, Inc. (1)	366,900	1,878,528
Superior Energy Services, Inc. (1)	45,227	211,210
Talos Energy, Inc. (1)	5,832	154,898
Targa Resources Corp.	7,894	327,996
Teekay Corp.	20,173	79,078
Teekay Tankers Ltd. (1)	56,942	55,239
TETRA Technologies, Inc. (1)	4,488	10,502
The Williams Companies, Inc.	41,848	1,201,874
Tidewater, Inc. (1)	8,674	201,150
Transocean Ltd. (1)	17,770	154,777
U.S. Silica Holdings, Inc.	9,288	161,240
Ultra Petroleum Corp. (1)	46,468	28,345
Unit Corp. (1)	15,722	223,881
Valero Energy Corp.	60,900	5,166,147
W&T Offshore, Inc. (1)	26,282	181,346
Weatherford International Plc (1)	34,331	23,963
Whiting Petroleum Corp. (1)	3,136	81,975
World Fuel Services Corp.	19,457	562,113
WPX Energy, Inc. (1)	1,842,918	24,160,655
		204,161,626
Financials - 23.51%
1st Constitution Bancorp	2,141	38,046
1st Source Corp.	4,688	210,538
ACNB Corp.	1,896	70,152
Affiliated Managers Group, Inc.	1,835	196,547
Aflac, Inc.	94,186	4,709,300
AG Mortgage Investment Trust, Inc.	8,229	138,576
AGNC Investment Corp.	18,763	337,734
Alleghany Corp. (1)	41,605	25,478,902
Allegiance Bancshares, Inc. (1)	141,482	4,770,773
Allstate Corp.	344,004	32,398,297
Ally Financial, Inc.	195,434	5,372,481
Amalgamated Bank	2,960	46,324
Ambac Financial Group, Inc. (1)	12,666	229,508
American Equity Investment Life Holding Co.	25,611	692,009
American Financial Group, Inc.	28,378	2,730,247
American National Bankshares, Inc.	2,544	88,836
American National Insurance Co.	259	31,292
Ameriprise Financial, Inc.	47,203	6,046,704
AMERISAFE, Inc.	5,024	298,426
Ames National Corp.	2,538	69,567
Annaly Capital Management, Inc.	336,293	3,359,567
Anworth Mortgage Asset Corp.	29,065	117,423
Aon Plc	116,253	19,844,387
Apollo Commercial Real Estate Finance, Inc.	35,902	653,416
Apollo Global Management LLC - Class A	7,339	207,327
Arbor Realty Trust, Inc.	20,935	271,527
Arch Capital Group Ltd. (1)	11,366	367,349
Ares Commercial Real Estate Corp.	7,584	115,201
Ares Management Corp. - Class A	575,600	13,359,676
Argo Group International Holdings Ltd.	9,549	674,732
Arlington Asset Investment Corp.	8,633	68,719
ARMOUR Residential REIT, Inc.	15,233	297,500
Arrow Financial Corp.	3,653	120,147
Arthur J. Gallagher & Co.	227,616	17,776,810
Associated Banc Corp.	5,807	123,979
Associated Capital Group, Inc.	734	29,037
Assurant, Inc.	2,090	198,362
Assured Guaranty Ltd.	77,319	3,435,283
Athene Holding Ltd. (1)	311,088	12,692,390
Atlantic Capital Bancshares, Inc. (1)	535,206	9,542,723
Auburn National Bancorporation, Inc.	682	26,891
AXA Equitable Holdings, Inc.	8,308	167,323
Axis Capital Holdings Ltd.	2,548	139,579
B. Riley Financial, Inc.	6,045	100,891
Banc of California, Inc.	12,716	175,989
BancFirst Corp.	4,008	209,017
Banco Latinoamericano De Comerico	34,758	692,379
BancorpSouth Bank	614,661	17,345,733
Bank of Commerce Holdings	4,111	43,371
Bank of Hawaii Corp.	12,368	975,464
Bank of Marin Bancorp	3,998	162,679
Bank of NT Butterfield & Son Ltd.	430,250	15,437,370
Bank of Princeton/The	1,558	49,435
Bank OZK	38,562	1,117,527
Bank7 Corp. (1)	870	15,112
BankFinancial Corp.	3,674	54,632
BankUnited, Inc.	417,337	13,939,056
Bankwell Financial Group, Inc.	1,492	43,537
Banner Corp.	9,230	499,989
Bar Harbor Bankshares	4,746	122,779
Baycom Corp. (1)	2,929	66,313
BCB Bancorp, Inc.	3,905	52,327
Berkshire Hills Bancorp, Inc.	20,604	561,253
BGC Partners, Inc.	9,635	51,162
Blackstone Mortgage Trust, Inc.	32,777	1,132,773
Blucora, Inc. (1)	3,739	124,808
Blue Hills Bancorp, Inc.	3,573	85,395
BOK Financial Corp.	9,691	790,301
Boston Private Financial Holdings, Inc.	23,214	254,425
Boxwood Merger Corp. (1)	511,130	5,147,079
Bridge Bancorp, Inc.	4,938	144,683
Bridgewater Bancshares, Inc. (1)	6,712	69,201
Brighthouse Financial, Inc. (1)	27,039	981,245
BrightSphere Investment Group Plc	3,864	52,396
Brookline Bancorp, Inc.	68,189	981,922
Brown & Brown, Inc.	7,643	225,545
Bryn Mawr Bank Corp.	5,768	208,398
Business First Bancshares, Inc.	3,088	75,780
Byline Bancorp, Inc. (1)	4,793	88,575
C&F Financial Corp.	905	45,793
Cadence Bancorp	23,292	432,067
Cambridge Bancorp	788	65,286
Camden National Corp.	4,515	188,366
Cannae Holdings, Inc. (1)	1,388,270	33,679,430
Capital Bancorp, Inc. (1)	1,532	17,802
Capital City Bank Group, Inc.	3,323	72,375
Capitol Federal Financial, Inc.	38,260	510,771
Capstar Financial Holdings, Inc.	1,676	24,201
Capstead Mortgage Corp.	24,879	213,711
Carolina Financial Corp.	1,785	61,743
Cathay General Bancorp	130,246	4,416,642
CB Financial Services, Inc.	1,278	30,327
CBOE Holdings, Inc.	297	28,346
CBTX, Inc.	5,209	169,136
CenterState Bank Corp.	690,060	16,430,329
Central Pacific Financial Corp.	6,111	176,241
Central Valley Community Bancorp	3,349	65,473
Century Bancorp, Inc.	817	59,641
Chemical Financial Corp.	489,146	20,133,249
Chemung Financial Corp.	924	43,363
Cherry Hill Mortgage Investment Corp.	5,238	90,198
Chimera Investment Corp.	118,481	2,220,334
Cincinnati Financial Corp.	5,412	464,891
CIT Group, Inc.	65,997	3,165,876
Citizens & Northern Corp.	3,297	82,557
Citizens Financial Group, Inc.	214,754	6,979,505
Citizens, Inc. (1)	14,096	94,020
City Holding Company	4,066	309,789
Civista Bancshares, Inc.	3,005	65,599
CNA Financial Corp.	106,104	4,599,608
CNB Financial Corporation, Inc.	3,925	99,185
CNO Financial Group, Inc.	47,940	775,669
Coastal Financial Corp. (1)	1,867	31,720
Codorus Valley Bancorp, Inc.	2,666	56,919
Colony Credit Real Estate, Inc.	24,081	377,108
Columbia Banking System, Inc.	20,907	683,450
Columbia Financial, Inc. (1)	14,374	225,241
Comerica, Inc.	5,305	388,963
Commerce Bancshares, Inc.	3,488	202,513
Community Bank System, Inc.	14,360	858,297
Community Bankers Trust Corp.	5,657	41,409
Community Financial Corp.	1,261	35,775
Community Trust Bancorp, Inc.	4,540	186,412
ConnectOne Bancorp, Inc.	6,643	130,867
County Bancorp, Inc.	1,353	23,813
Cowen, Inc. (1)	4,191	60,728
Crawford & Co.	3,541	32,329
Credit Acceptance Corp. (1)	36	16,269
Crescent Acquisition Corp. (1)	509,071	5,090,710
Cullen/Frost Bankers, Inc.	2,001	194,237
Customers Bancorp, Inc. (1)	5,674	103,891
CVB Financial Corp.	665,544	14,009,701
Dime Community Bancshares, Inc.	9,104	170,518
Discover Financial Services	499,603	35,551,749
Donegal Group, Inc.	2,862	38,494
Donnelley Financial Solutions, Inc. (1)	5,195	77,302
Dynex Capital, Inc.	19,206	116,965
E*TRADE Financial Corp.	277,569	12,887,529
Eagle Bancorp, Inc. (1)	1,812	90,962
East West Bancorp, Inc.	291,979	14,006,233
eHealth, Inc. (1)	6,316	393,739
Element Fleet Management Corp. (1)	135,371	855,977
EMC Insurance Group, Inc.	2,666	84,992
Employers Holdings, Inc.	8,980	360,188
Encore Capital Group, Inc. (1)	7,502	204,279
Enstar Group Ltd. (1)	94,614	16,462,836
Entegra Financial Corp. (1)	1,732	38,883
Enterprise Bancorp, Inc.	2,575	73,980
Enterprise Financial Services Corp.	4,379	178,532
Equity Bancshares, Inc. (1)	2,732	78,682
Erie Indemnity Co.	210	37,489
Esquire Financial Holdings, Inc. (1)	995	22,646
ESSA Bancorp, Inc.	2,643	40,702
Essent Group Ltd. (1)	120,101	5,218,388
Evans Bancorp, Inc.	1,414	50,409
Everest Re Group Ltd.	83,217	17,971,543
Exantas Capital Corp.	8,618	91,609
EZCORP, Inc. (1)	14,888	138,756
F.N.B. Corp.	492,003	5,215,232
Farmers & Merchants Bancorp, Inc.	249	7,495
Farmers National Banc Corp.	7,637	105,314
FB Financial Corp.	2,391	75,938
FBL Financial Group, Inc.	2,968	186,153
Federal Agricultural Mortgage Corp.	1,763	127,694
Federated Investors, Inc.	7,384	216,425
FedNat Holding Co.	1,481	23,755
Ferroglobe Representation & Warranty Insurance Trust (1)(4)	11,189	–
FGL Holdings	42,585	335,144
Fidelity D&D Bancorp, Inc.	716	42,330
Fidelity Southern Corp.	6,282	172,064
Fifth Third Bancorp	723,218	18,239,558
Financial Institutions, Inc.	4,625	125,707
First American Financial Corp.	82,707	4,259,410
First Bancorp NC	8,576	298,102
First Bancorp PR	61,689	706,956
First Bancorp, Inc.	2,843	70,848
First Bancshares, Inc.	3,588	110,869
First Bank/Hamilton NJ	4,789	55,217
First Busey Corp.	12,706	310,026
First Business Financial Services, Inc.	2,342	46,887
First Choice Bancorp	2,558	54,997
First Citizens Bancshares, Inc.	282	114,830
First Commonwealth Financial Corp.	27,814	350,456
First Community Bankshares, Inc.	4,618	153,041
First Community Corp/SC	1,963	37,434
First Defiance Financial Corp.	5,976	171,750
First Financial Bancorp	27,561	663,118
First Financial Corp.	3,777	158,634
First Financial Northwest, Inc.	1,987	31,295
First Foundation, Inc.	7,526	102,128
First Guaranty Bancshares, Inc.	1,327	27,203
First Hawaiian, Inc.	47,550	1,238,678
First Horizon National Corp.	11,180	156,296
First Internet Bancorp	2,723	52,636
First Interstate BancSystem, Inc.	9,557	380,560
First Merchants Corp.	14,536	535,652
First Mid-Illinois Bancshares, Inc.	3,812	127,016
First Midwest Bancorp, Inc.	30,365	621,268
First Northwest Bancorp	2,672	41,603
First of Long Island Corp.	7,016	153,850
First Republic Bank	19,491	1,958,066
First Savings Financial Group, Inc.	488	26,376
First United Corp.	2,004	34,589
Flagstar Bancorp, Inc.	8,580	282,454
Flushing Financial Corp.	8,087	177,348
FNF Group	9,218	336,918
Focus Financial Partners, Inc. (1)	3,133	111,660
Franklin Financial Network, Inc.	3,926	113,893
Franklin Resources, Inc.	32,146	1,065,318
FS Bancorp, Inc.	580	29,278
Fulton Financial Corp.	49,209	761,755
FVCBankcorp, Inc. (1)	480	8,117
GAIN Capital Holdings, Inc.	8,016	50,340
GAMCO Investors, Inc.	1,165	23,883
Genworth Financial, Inc. (1)	144,857	554,802
German American Bancorp, Inc.	4,964	145,942
Glacier Bancorp, Inc.	360,669	14,452,007
Global Indemnity Ltd.	1,947	59,150
Goosehead Insurance, Inc.	2,777	77,423
Granite Point Mortgage Trust, Inc.	11,707	217,399
Great Ajax Corp.	4,673	64,207
Great Southern Bancorp, Inc.	3,287	170,595
Great Western Bancorp, Inc.	16,715	528,027
Greene County Bancorp, Inc.	160	4,858
Greenhill & Co, Inc.	473	10,174
Greenlight Capital Re Ltd. (1)	9,620	104,569
Guaranty Bancshares, Inc.	2,229	65,131
Hallmark Financial Services, Inc. (1)	4,206	43,742
Hancock Whitney Corp.	24,857	1,004,223
Hanmi Financial Corp.	37,534	798,348
Hanover Insurance Group, Inc.	151,842	17,335,801
HarborOne Bancorp, Inc. (1)	2,044	35,157
Harford Financial Services Group, Inc.	93,165	4,632,164
HCI Group, Inc.	2,070	88,451
Heartland Financial USA, Inc.	8,781	374,510
Heritage Commerce Corp.	1,066	12,899
Heritage Financial Corp.	233,723	7,044,411
Heritage Insurance Holdings, Inc.	5,166	75,424
Hilltop Holdings, Inc.	735,204	13,417,473
Hingham Institution for Savings	197	33,886
Home Bancorp, Inc.	2,208	73,416
Home Bancshares, Inc.	35,167	617,884
HomeStreet, Inc. (1)	7,192	189,509
HomeTrust Bancshares, Inc.	3,591	90,493
Hope Bancorp, Inc.	35,604	465,700
Horace Mann Educators Corp.	226,315	7,968,551
Horizon Bancorp	919,476	14,794,369
Howard Bancorp, Inc. (1)	2,995	44,356
Huntington Bancshares, Inc.	1,298,661	16,467,021
IBERIABANK Corp.	242,508	17,390,249
Impac Mortgage Holdings, Inc. (1)	2,960	11,603
Independence Holding Co.	1,402	49,421
Independent Bank Corp.	222,223	18,002,285
Independent Bank Corp. MI	4,742	101,953
Independent Bank Group, Inc.	5,180	265,682
Interactive Brokers Group, Inc.	249	12,918
International Bancshares Corp.	16,402	623,768
INTL FCStone, Inc. (1)	4,640	179,846
Invesco Ltd.	14,168	273,584
Invesco Mortgage Capital, Inc.	37,986	600,179
Investar Holding Corp.	1,673	37,994
Investors Bancorp, Inc.	69,778	826,869
Investors Title Co.	338	53,370
James River Group Holdings Ltd.	3,893	156,031
Jefferies Financial Group, Inc.	9,651	181,342
Kearny Financial Corp.	17,360	223,423
Kemper Corp.	6,032	459,276
KeyCorp	1,080,091	17,011,433
Kingstone Cos, Inc.	1,887	27,814
KKR Real Estate Finance Trust, Inc.	6,134	122,803
Ladder Capital Corp.	27,213	463,165
Ladenburg Thalmann Financial Services, Inc.	1,842	5,213
Lakeland Bancorp, Inc.	13,576	202,690
Lakeland Financial Corp.	21,405	967,934
Lazard Ltd.	71,818	2,595,503
LCNB Corp.	2,559	43,887
LegacyTexas Financial Group, Inc.	31,155	1,164,885
Legg Mason, Inc.	107,465	2,941,317
LendingClub Corp. (1)	92,310	285,238
Level One Bancorp, Inc.	1,532	35,634
Lincoln National Corp.	88,743	5,209,214
Live Oak Bancshares, Inc.	3,424	50,025
Loews Corp.	220,571	10,571,968
Luther Burbank Corp.	5,917	59,762
M&T Bank Corp.	4,849	761,390
Macatawa Bank Corp.	6,596	65,564
Maiden Holdings Ltd.	15,685	11,649
Malvern Bancorp, Inc. (1)	1,828	36,779
Markel Corp. (1)	433	431,372
Marlin Business Services Corp.	1,617	34,766
Marsh & McLennan Companies, Inc.	81,845	7,685,246
MBIA, Inc. (1)	23,048	219,417
MBT Financial Corp.	5,006	50,160
Mercantile Bank Corp.	4,797	156,958
Merchants Bancorp	3,117	67,016
Mercury General Corp.	975	48,818
Meridian Bancorp, Inc.	12,049	189,049
Metropolitan Bank Holding Corp. (1)	1,915	66,623
MFA Financial, Inc.	15,510	112,758
MGIC Investment Corp. (1)	592,853	7,819,731
Mid Penn Bancorp, Inc.	1,243	30,454
Middlefield Banc Corp.	824	33,957
Midland States Bancorp, Inc.	3,054	73,479
MidSouth Bancorp, Inc.	4,298	49,040
MidWestOne Financial Group, Inc.	3,286	89,544
Moody's Corp.	38,258	6,928,141
Mr Cooper Group, Inc. (1)	732,034	7,020,206
MutualFirst Financial, Inc.	1,657	49,660
MVB Financial Corp.	2,290	34,923
Nasdaq OMX Group, Inc.	187,355	16,391,689
National Bank Holdings Corp.	5,606	186,456
National Bankshares, Inc.	1,913	81,972
National Commerce Corp. (1)	2,897	113,591
National General Holdings Corp.	80,527	1,910,906
National Western Life Group, Inc. - Class A	665	174,543
Navient Corp.	534,137	6,179,965
Navigators Group, Inc.	5,312	371,149
NBT Bancorp, Inc.	12,354	444,868
Nelnet, Inc.	5,370	295,726
New Residential Investment Corp.	1,314,691	22,231,425
New York Community Bancorp, Inc.	16,605	192,120
New York Mortgage Trust, Inc.	174,037	1,059,885
NI Holdings, Inc. (1)	3,171	50,736
Nicolet Bankshares, Inc. (1)	2,348	139,941
NMI Holdings, Inc. (1)	3,064	79,266
Northeast Bancorp	1,941	40,140
Northern Trust Corp.	5,161	466,606
Northfield Bancorp, Inc.	12,534	174,223
Northrim BanCorp, Inc.	1,997	68,737
Northwest Bancshares, Inc.	27,735	470,663
Norwood Financial Corp.	1,572	48,480
Oak Valley Bancorp	1,737	30,641
OceanFirst Financial Corp.	14,019	337,297
Oconee Federal Financial Corp.	445	11,574
Ocwen Financial Corp. (1)	34,546	62,874
OFG Bancorp	12,622	249,789
Ohio Valley Banc Corp.	1,130	40,850
Old Line Bancshares, Inc.	4,254	106,052
Old National Bancorp	44,680	732,752
Old Republic International Corp.	142,918	2,989,845
Old Second Bancorp, Inc.	8,569	107,884
On Deck Capital, Inc. (1)	2,025	10,976
OneMain Holdings, Inc.	2,428	77,089
OP Bancorp	3,317	29,024
Oppenheimer Holdings, Inc.	3,069	79,855
Opus Bank	6,081	120,404
Orchid Island Capital, Inc.	15,065	99,128
Origin Bancorp, Inc.	3,361	114,442
Oritani Financial Corp.	11,223	186,638
Orrstown Financial Services, Inc.	2,001	37,199
Pacific City Financial Corp.	2,827	49,331
Pacific Mercantile Bancorp (1)	4,189	31,920
Pacific Premier Bancorp, Inc.	9,243	245,217
PacWest Bancorp	238,770	8,980,140
Park National Corp.	3,989	377,958
Parke Bancorp, Inc.	1,883	39,336
PCSB Financial Corp.	4,394	85,991
PDL Community Bancorp (1)	2,458	34,289
Peapack Gladstone Financial Corp.	5,674	148,772
PennantPark Investment Corp.	163,500	1,129,785
Penns Woods Bancorp, Inc.	1,351	55,526
PennyMac Mortgage Investment Trust	17,372	359,774
Peoples Bancorp of North Carolina, Inc.	1,204	32,026
Peoples Bancorp, Inc.	5,128	158,814
Peoples Financial Services Corp.	2,005	90,706
People's United Financial, Inc.	12,793	210,317
Pinnacle Financial Partners, Inc.	1,502	82,159
Piper Jaffray Cos.	3,930	286,222
PJT Partners, Inc.	422	17,640
Popular, Inc.	43,936	2,290,384
PRA Group, Inc. (1)	32,971	883,953
Premier Financial Bancorp, Inc.	3,438	54,011
Principal Financial Group, Inc.	82,549	4,143,134
ProAssurance Corp.	15,179	525,345
Prospect Capital Corp.	136,400	889,328
Prosperity Bancshares, Inc.	13,723	947,710
Protective Insurance Corp.	2,758	51,078
Provident Bancorp, Inc. (1)	1,087	24,621
Provident Financial Services, Inc.	17,699	458,227
Prudential Bancorp, Inc.	2,609	45,266
QCR Holdings, Inc.	3,909	132,593
Radian Group, Inc.	308,975	6,408,142
Raymond James Financial, Inc.	94,365	7,587,890
RBB Bancorp	4,136	77,757
Ready Capital Corp.	8,462	124,138
Redwood Trust, Inc.	27,526	444,545
Regional Management Corp. (1)	1,445	35,287
Regions Financial Corp.	1,167,850	16,525,078
Reinsurance Group of America, Inc.	263,424	37,400,940
Reliant Bancorp, Inc.	2,551	56,938
RenaissanceRe Holdings Ltd.	8,112	1,164,072
Renasant Corp.	14,291	483,750
Republic Bancorp, Inc.	2,808	125,574
Republic First Bancorp, Inc. (1)	9,781	51,350
Riverview Bancorp, Inc.	6,079	44,437
RLI Corp.	1,838	131,877
S & T Bancorp, Inc.	9,842	389,054
Safety Insurance Group, Inc.	6,486	565,190
Sandy Spring Bancorp, Inc.	24,256	758,728
Santander Consumer USA Holdings, Inc.	142,496	3,010,940
SB One Bancorp	1,936	42,050
Seacoast Banking Corp. of Florida (1)	11,414	300,759
SEI Investments Co.	101,575	5,307,294
Select Bancorp, Inc. (1)	4,331	49,243
Selective Insurance Group, Inc.	232,407	14,706,715
Shore Bancshares, Inc.	3,914	58,358
SI Financial Group, Inc.	3,119	40,266
Sierra Bancorp	4,222	102,595
Signature Bank	8,913	1,141,488
Simmons First National Corp.	25,880	633,542
SLM Corp.	571,794	5,666,479
SmartFinancial, Inc. (1)	3,587	67,830
South State Corp.	150,756	10,302,665
Southern First Bancshares, Inc. (1)	2,024	68,553
Southern Missouri Bancorp, Inc.	1,905	58,674
Southern National Bancorp of Virginia, Inc.	5,824	85,322
Southside Bancshares, Inc.	9,251	307,418
Spirit of Texas Bancshares, Inc. (1)	2,764	58,597
Starwood Property Trust, Inc.	89,871	2,008,617
State Auto Financial Corp.	5,083	167,332
State Street Corp.	64,503	4,244,942
Sterling Bancorp	794,828	14,807,646
Sterling Bancorp Inc.	2,358	23,910
Stewart Information Services Corp.	6,349	271,039
Stifel Financial Corp.	20,384	1,075,460
Stock Yards Bancorp, Inc.	4,829	163,268
Summit Financial Group, Inc.	3,208	85,044
SunTrust Banks, Inc.	380,501	22,544,684
SVB Financial Group (1)	4,979	1,107,130
Synchrony Financial	446,540	14,244,626
Synovus Financial Corp.	205,481	7,060,327
T. Rowe Price Group, Inc.	581	58,170
TCF Financial Corp.	211,162	4,368,942
TD Ameritrade Holding Corp.	356,790	17,835,932
Territorial Bancorp, Inc.	2,179	58,637
Texas Capital Bancshares, Inc. (1)	51,467	2,809,584
TFS Financial Corp.	1,688	27,801
The Bancorp, Inc. (1)	14,669	118,526
Third Point Reinsurance Ltd. (1)	57,858	600,566
Timberland Bancorp, Inc.	2,069	57,891
Tiptree, Inc.	8,024	50,792
TMX Group Ltd. (1)	13,587	875,095
Tompkins Financial Corp.	4,159	316,375
Torchmark Corp.	68,923	5,648,240
Towne Bank	19,526	483,269
TPG RE Finance Trust, Inc.	10,179	199,508
Travelers Companies, Inc.	61,572	8,445,216
TriCo Bancshares	6,963	273,576
TriState Capital Holdings, Inc. (1)	5,268	107,625
TrustCo Bank Corp.	26,428	205,081
Trustmark Corp.	18,888	635,203
Two Harbors Investment Corp.	46,207	625,181
UMB Financial Corp.	28,838	1,846,786
Umpqua Holdings Corp.	7,643	126,110
Union Bankshares Corp.	22,514	727,878
Union Bankshares, Inc.	117	5,292
United Bankshares, Inc.	28,419	1,029,905
United Community Banks, Inc.	19,240	479,653
United Community Financial Corp.	14,237	133,116
United Financial Bancorp, Inc.	14,626	209,883
United Fire Group, Inc.	154,315	6,745,109
United Insurance Holdings Corp.	1,626	25,853
United Security Bancshares	3,715	39,379
Unity Bancorp, Inc.	2,062	38,931
Universal Insurance Holdings, Inc.	63,100	1,956,100
Univest Financial Corp.	8,580	209,867
Unum Group	104,788	3,544,978
Valley National Bancorp	93,489	895,625
Value Line, Inc.	83	2,049
Veritex Holdings, Inc.	9,587	232,197
Virtus Investment Partners, Inc.	1,720	167,786
Voya Financial, Inc.	75,195	3,756,742
W.R. Berkley Corp.	145,226	12,303,547
Waddell & Reed Financial, Inc.	21,645	374,242
Walker & Dunlop, Inc.	7,122	362,581
Washington Federal, Inc.	23,434	677,008
Washington Trust Bancorp, Inc.	3,090	148,784
Waterstone Financial, Inc.	6,814	112,158
Webster Financial Corp.	3,207	162,499
WesBanco, Inc.	15,337	609,646
West Bancorporation, Inc.	3,802	78,625
Westamerica Bancorporation	7,469	461,584
Western Alliance Bancorp (1)	1,371	56,266
Western Asset Mortgage Capital Corp.	13,700	140,151
Western New England Bancorp, Inc.	7,273	67,130
White Mountains Insurance Group Ltd.	107	99,026
Willis Towers Watson Plc	17,075	2,999,224
Wintrust Financial Corp.	13,851	932,588
World Acceptance Corp. (1)	1,769	207,203
WSFS Financial Corp.	12,450	480,570
Zions Bancorp	102,411	4,650,484
		1,062,192,317
Healthcare - 5.49%
AAC Holdings, Inc. (1)	1,613	2,968
Abeona Therapeutics, Inc. (1)	786	5,785
Acadia Healthcare Co., Inc. (1)	3,127	91,652
Acceleron Pharma, Inc. (1)	2,175	101,290
Achaogen, Inc. (1)	959	438
Achillion Pharmaceuticals, Inc. (1)	38,971	115,354
Aclaris Therapeutics, Inc. (1)	1,189	7,122
Acorda Therapeutics, Inc. (1)	10,770	143,133
Adamas Pharmaceuticals, Inc. (1)	3,130	22,254
Adverum Biotechnologies, Inc. (1)	13,873	72,695
AgeX Therapeutics, Inc. (1)	1,833	7,424
Agilent Technologies, Inc.	11,163	897,282
Agios Pharmaceuticals, Inc. (1)	130	8,767
Akebia Therapeutics, Inc. (1)	1,801	14,750
Akorn, Inc. (1)	22,730	80,010
Albireo Pharma, Inc. (1)	2,005	64,581
Alder Biopharmaceuticals, Inc. (1)	3,350	45,727
Alector, Inc. (1)	354	6,627
Allakos, Inc. (1)	692	28,026
Allogene Therapeutics, Inc. (1)	1,013	29,286
Allscripts Healthcare Solutions, Inc. (1)	756,183	7,213,986
Alnylam Pharmaceuticals, Inc. (1)	360	33,642
AMAG Pharmaceuticals, Inc. (1)	9,931	127,911
American Renal Associates Holdings, Inc. (1)	522	3,205
AmerisourceBergen Corp.	105,316	8,374,728
AMN Healthcare Services, Inc. (1)	148,070	6,972,616
Amphastar Pharmaceuticals, Inc. (1)	6,410	130,956
AngioDynamics, Inc. (1)	11,031	252,169
Anika Therapeutics, Inc. (1)	4,000	120,960
Aptinyx, Inc. (1)	624	2,527
Aquestive Therapeutics, Inc. (1)	1,112	7,684
Aratana Therapeutics, Inc. (1)	6,848	24,653
Arbutus Biopharma Corp. (1)	7,233	25,894
Arcus Biosciences, Inc. (1)	2,765	34,535
Ardelyx, Inc. (1)	12,248	34,294
Arena Pharmaceuticals, Inc. (1)	2,872	128,752
ArQule, Inc. (1)	3,301	15,812
Arvinas, Inc. (1)	392	5,786
Assertio Therapeutics, Inc. (1)	2,090	10,596
Audentes Therapeutics, Inc. (1)	893	34,845
Avanos Medical, Inc. (1)	13,546	578,143
AVEO Pharmaceuticals, Inc. (1)	12,968	10,635
Avrobio, Inc. (1)	699	15,413
Axonics Modulation Technologies, Inc. (1)	515	12,334
Bellicum Pharmaceuticals, Inc. (1)	3,254	10,966
BioCryst Pharmaceuticals, Inc. (1)	5,054	41,140
Bio-Rad Laboratories, Inc. (1)	736	224,980
BioScrip, Inc. (1)	32,532	65,064
BioTime, Inc. (1)	18,332	24,015
Bluebird Bio, Inc. (1)	597	93,926
Boston Scientific Corp. (1)	190,073	7,295,002
Brookdale Senior Living, Inc. (1)	53,952	355,004
Bruker Corp.	2,082	80,032
Calithera Biosciences, Inc. (1)	9,260	62,412
Cambrex Corp. (1)	5,437	211,227
Cara Therapeutics, Inc. (1)	1,231	24,152
Cardinal Health, Inc.	38,573	1,857,290
CareDx, Inc. (1)	653	20,583
CASI Pharmaceuticals, Inc. (1)	1,689	4,847
Castlight Health, Inc. (1)	1,900	7,125
Catalent, Inc. (1)	3,851	156,312
Catalyst Biosciences, Inc. (1)	3,647	29,577
Cellular Biomedicine Group, Inc. (1)	1,009	17,456
Centene Corp. (1)	403,854	21,444,647
Cerner Corp. (1)	6,105	349,267
Cerus Corp. (1)	4,138	25,780
Charles River Laboratories International, Inc. (1)	468	67,977
Chimerix, Inc. (1)	12,021	25,244
Community Health Systems, Inc. (1)	24,263	90,501
Computer Programs & Systems, Inc.	1,732	51,423
Concert Pharmaceuticals, Inc. (1)	6,233	75,232
CONMED Corp.	4,751	395,188
Constellation Pharmaceuticals, Inc. (1)	811	10,989
Corvus Pharmaceuticals, Inc. (1)	394	1,584
Covetrus, Inc. (1)	1,809	57,623
Crinetics Pharmaceuticals, Inc. (1)	330	7,511
Cross Country Healthcare, Inc. (1)	10,367	72,880
CryoLife, Inc. (1)	3,301	96,290
Cymabay Therapeutics, Inc. (1)	4,045	53,718
Cytokinetics, Inc. (1)	1,146	9,271
DaVita, Inc. (1)	84,100	4,565,789
Dentsply Sirona, Inc.	7,735	383,579
Dynavax Technologies Corp. (1)	1,810	13,231
Eidos Therapeutics, Inc. (1)	822	19,276
Elanco Animal Health, Inc. (1)	6,194	198,642
Endo International Plc (1)	60,286	484,097
Epizyme, Inc. (1)	4,607	57,081
Evolent Health, Inc. (1)	15,096	189,908
Five Prime Therapeutics, Inc. (1)	9,837	131,816
FONAR Corp. (1)	1,558	31,892
Forty Seven, Inc. (1)	814	13,154
Genomma Lab Internacional SAB de CV - Class B (1)	220,995	159,624
Gossamer Bio, Inc. (1)	585	12,677
Gritstone Oncology, Inc. (1)	326	4,336
Guardant Health, Inc. (1)	685	52,539
Harvard Bioscience, Inc. (1)	9,382	40,436
HCA Healthcare, Inc.	48,800	6,362,544
Henry Schein, Inc. (1)	80,458	4,836,330
Hill-Rom Holdings, Inc.	804	85,111
HMS Holdings Corp. (1)	3,046	90,192
Hologic, Inc. (1)	256,257	12,402,839
Humana, Inc.	8,081	2,149,546
ICON Plc (1)	81,087	11,074,862
ICU Medical, Inc. (1)	28,507	6,822,580
Immune Design Corp. (1)	8,395	49,111
Immunomedics, Inc. (1)	4,025	77,320
Integer Holdings Corp. (1)	121,044	9,129,138
Integra LifeSciences Holdings Corp. (1)	570	31,760
Intra-Cellular Therapies, Inc. (1)	6,628	80,729
Invacare Corp.	9,263	77,531
IQVIA Holdings, Inc. (1)	216,066	31,081,094
Jazz Pharmaceuticals Plc (1)	68,975	9,859,976
Karyopharm Therapeutics, Inc. (1)	1,250	7,300
Kezar Life Sciences, Inc. (1)	630	11,176
Kiniksa Pharmaceuticals Ltd. (1)	610	11,017
Kodiak Sciences, Inc. (1)	755	4,930
Laboratory Corp. of America Holdings (1)	74,279	11,363,201
Lannet, Inc. (1)	66,007	519,475
Lantheus Holdings, Inc. (1)	775	18,972
Liquidia Technologies, Inc. (1)	321	3,653
LivaNova Plc (1)	3,016	293,306
LogicBio Therapeutics, Inc. (1)	645	6,373
Luminex Corp.	7,157	164,683
Magellan Health, Inc. (1)	6,858	452,079
Magenta Therapeutics, Inc. (1)	729	12,007
Mallinckrodt Plc (1)	158,735	3,450,899
McKesson Corp.	97,668	11,433,016
Medicines Co. (1)	1,549	43,295
MEDNAX, Inc. (1)	3,028	82,271
MeiraGTx Holdings Plc (1)	609	10,493
Melinta Therapeutics, Inc. (1)	1,954	6,937
Menlo Therapeutics, Inc. (1)	2,698	21,179
Meridian Bioscience, Inc.	1,544	27,190
Minerva Neurosciences, Inc. (1)	1,354	10,642
Miragen Therapeutics, Inc. (1)	1,376	3,839
Molecular Templates, Inc. (1)	3,548	20,614
Molina Healthcare, Inc. (1)	332	47,131
Mylan (1)	18,036	511,140
Myriad Genetics, Inc. (1)	2,370	78,684
NanoString Technologies, Inc. (1)	777	18,594
NantHealth, Inc. (1)	3,740	3,441
NantKwest, Inc. (1)	9,703	15,331
National HealthCare Corp.	3,616	274,382
National Research Corp.	243	9,380
Natus Medical, Inc. (1)	248,620	6,309,976
Neon Therapeutics, Inc. (1)	1,020	6,589
Neos Therapeutics, Inc. (1)	538	1,404
Neuronetics, Inc. (1)	199	3,035
NewLink Genetics Corp. (1)	7,117	13,736
NextGen Healthcare, Inc. (1)	5,859	98,607
Novavax, Inc. (1)	68,660	37,825
Nymox Pharmaceutical Corp. (1)	4,590	9,042
OPKO Health, Inc. (1)	91,850	239,729
OraSure Technologies, Inc. (1)	716	7,983
Orthofix Medical, Inc. (1)	1,188	67,015
Osmotica Pharmaceuticals Plc (1)	685	2,466
Ovid therapeutics, Inc. (1)	1,107	1,959
Owens & Minor, Inc.	17,121	70,196
Patterson Companies, Inc.	23,547	514,502
PDL BioPharma, Inc. (1)	42,012	156,285
PerkinElmer, Inc.	3,813	367,421
Perrigo Co. Plc	4,471	215,323
PetIQ, Inc. (1)	208	6,533
Phibro Animal Health Corp.	377	12,441
Portola Pharmaceuticals, Inc. (1)	1,251	43,410
Premier, Inc. (1)	39,506	1,362,562
Prestige Consumer Healthcare, Inc. (1)	28,043	838,766
Principia Biopharma, Inc. (1)	276	9,384
Proteostasis Therapeutics, Inc. (1)	1,980	2,495
Prothena Corporation Plc (1)	11,550	140,102
QIAGEN NV (1)	7,725	314,253
Quest Diagnostics, Inc.	4,733	425,591
R1 RCM, Inc. (1)	2,404	23,247
Ra Pharmaceuticals, Inc. (1)	5,120	114,688
Replimune Group, Inc. (1)	364	5,540
resTORbio, Inc. (1)	2,001	13,647
Rigel Pharmaceuticals, Inc. (1)	4,089	10,509
Rockwell Medical, Inc. (1)	854	4,859
RTI Surgical Holdings, Inc. (1)	13,214	79,416
Rubius Therapeutics, Inc. (1)	1,669	30,209
Scholar Rock Holding Corp. (1)	739	13,886
scPharmaceuticals, Inc. (1)	2,254	6,762
SeaSpine Holdings Corp. (1)	4,202	63,366
SI-BONE, Inc. (1)	258	4,861
Spectrum Pharmaceuticals, Inc. (1)	2,382	25,464
Spero Therapeutics, Inc. (1)	2,252	28,848
STERIS Plc	2,915	373,207
Surgery Partners, Inc. (1)	4,944	55,768
Sutro Biopharma, Inc. (1)	528	6,014
Syndax Pharmaceuticals, Inc. (1)	2,317	12,164
Syneos Health, Inc. (1)	16,596	859,009
Synlogic, Inc. (1)	4,444	33,730
Synthorx, Inc. (1)	384	7,822
Teleflex, Inc.	1,284	387,973
Tetraphase Pharmaceuticals, Inc. (1)	15,411	20,651
The Cooper Companies, Inc.	32,467	9,615,751
Tocagen, Inc. (1)	838	9,109
Translate Bio, Inc. (1)	1,485	15,132
Tricida, Inc. (1)	882	34,063
Triple-S Management Corp. (1)	6,302	143,812
Twist Bioscience Corp. (1)	269	6,235
United Therapeutics Corp. (1)	23,197	2,722,632
Universal Health Services, Inc.	102,384	13,695,908
Utah Medical Products, Inc.	158	13,944
Verrica Pharmaceuticals, Inc. (1)	375	4,054
Waters Corp. (1)	201	50,594
WellCare Health Plans, Inc. (1)	128	34,528
West Pharmaceutical Services, Inc.	66,387	7,315,847
Xeris Pharmaceuticals, Inc. (1)	1,042	10,462
XOMA Corp. (1)	875	10,833
Y-mAbs Therapeutics, Inc. (1)	332	8,702
Zafgen, Inc. (1)	644	1,765
Zimmer Holdings, Inc.	94,397	12,054,497
Zogenix, Inc. (1)	2,982	164,040
		248,211,030

Industrials - 15.31%
AAR Corp.	9,408	305,854
ABM Industries, Inc.	171,131	6,220,612
Acacia Research Corp. (1)	2,169	7,071
ACCO Brands Corp.	29,520	252,691
Actuant Corp.	17,323	422,162
Acuity Brands, Inc.	19,379	2,325,674
ADT, Inc.	3,816	24,384
Advanced Disposal Services, Inc. (1)	454,747	12,732,916
AECOM (1)	5,501	163,215
Aegion Corp. (1)	9,207	161,767
AGCO Corp.	10,123	704,055
Air Lease Corp.	112,587	3,867,363
Aircastle Ltd.	15,681	317,383
Alamo Group, Inc.	385	38,477
Alaska Air Group, Inc.	23,489	1,318,203
Allegion Plc	132,690	12,036,310
Allison Transmission Holdings, Inc.	435,390	19,557,719
Altra Industrial Motion Corp.	283,652	8,807,395
AMERCO	244	90,648
Ameresco, Inc. (1)	5,336	86,336
American Airlines Group, Inc.	106,524	3,383,202
AMETEK, Inc.	388,970	32,272,841
Apogee Enterprises, Inc.	1,234	46,263
ArcBest Corp.	6,421	197,703
Arconic, Inc. - ADR	15,087	288,313
Arcosa, Inc.	1,670	51,018
Argan, Inc.	4,210	210,289
Armstrong Flooring, Inc. (1)	5,387	73,263
Armstrong World Industries, Inc.	196,455	15,602,456
Astec Industries, Inc.	3,436	129,743
Atlas Air Worldwide Holdings, Inc. (1)	50,632	2,559,954
Avis Budget Group, Inc. (1)	9,454	329,566
AZZ, Inc.	5,306	217,175
Babcock & Wilcox Enterprises, Inc. (1)	8,525	3,505
Barnes Group, Inc.	12,001	616,971
Beacon Roofing Supply, Inc. (1)	5,110	164,338
Blue Bird Corp. (1)	2,104	35,621
BMC Stock Holdings, Inc. (1)	385,846	6,817,899
Brady Corp.	14,001	649,786
Briggs & Stratton Corp.	12,003	141,995
BrightView Holdings, Inc. (1)	51,580	742,752
Caesarstone Ltd.	6,483	101,200
CAI International, Inc. (1)	2,650	61,480
Carlisle Companies, Inc.	2,038	249,900
Casella Waste Systems, Inc. (1)	186,551	6,633,754
CBIZ, Inc. (1)	15,380	311,291
CECO Environmental Corp. (1)	8,681	62,503
Charah Solutions, Inc. (1)	1,003	6,419
Chart Industries, Inc. (1)	5,150	466,178
CIRCOR International, Inc. (1)	4,711	153,579
Clean Harbors, Inc. (1)	1,787	127,824
Colfax Corp. (1)	29,372	871,761
Columbus Mckinnon Corp.	2,478	85,119
CompX International, Inc.	351	5,135
Construction Partners, Inc. - Class A (1)	33,790	431,498
Copa Holdings SA	1,109	89,396
Costamare, Inc.	13,942	72,498
Covenant Transportation Group, Inc. - Class A (1)	3,498	66,392
CRA International, Inc.	1,602	80,965
Crane Co.	1,731	146,477
Cubic Corp.	2,400	134,976
Cummins, Inc.	98,275	15,514,674
Curtiss-Wright Corp.	79,608	9,022,771
Daseke, Inc. (1)	11,252	57,273
Deere & Co.	3,521	562,797
Delta Air Lines, Inc.	204,288	10,551,475
Deluxe Corp.	50,290	2,198,679
Donaldson Co., Inc.	321	16,069
Dover Corp.	191,198	17,934,372
Ducommun, Inc. (1)	3,051	132,780
DXP Enterprises, Inc. (1)	1,076	41,878
Eagle Bulk Shipping, Inc. (1)	13,643	63,440
Eastern Co.	1,563	43,014
Eaton Corp. Plc	145,743	11,741,056
Echo Global Logistics, Inc. (1)	427	10,581
EMCOR Group, Inc.	66,040	4,826,203
Encore Wire Corp.	5,881	336,511
EnerSys, Inc.	72,980	4,755,377
Ennis, Inc.	7,389	153,396
Enphase Energy, Inc. (1)	24,659	227,603
EnPro Industries, Inc.	5,318	342,745
Equifax, Inc.	3,040	360,240
ESCO Technologies, Inc.	170,608	11,435,854
Evoqua Water Technologies Corp. (1)	33,746	424,525
Fastenal Co.	9,031	580,784
Federal Signal Corp.	972	25,262
Flowserve Corp.	4,568	206,200
Fluor Corp.	4,914	180,835
Fortive Corp.	827	69,377
Fortune Brands Home & Security, Inc.	369,064	17,571,137
Forward Air Corp.	108,680	7,034,856
Foundation Building Materials, Inc. (1)	2,954	29,067
Franklin Electric Company, Inc.	736	37,602
FreightCar America, Inc. (1)	3,312	20,402
FTI Consulting, Inc. (1)	11,087	851,703
FuelCell Energy, Inc. (1)	20,864	5,137
Gardner Denver Holdings, Inc. (1)	15,442	429,442
Gates Industrial Corp. Plc (1)	1,625	23,303
GATX Corp.	10,884	831,211
Genco Shipping & Trading Ltd. (1)	2,748	20,500
Gencor Industries, Inc. (1)	1,980	24,473
General Finance Corp. (1)	1,743	16,262
Genesee & Wyoming, Inc. (1)	1,646	143,432
Gibraltar Industries, Inc. (1)	203,960	8,282,816
Global Brass and Copper Holdings, Inc.	59,597	2,052,521
GMS, Inc. (1)	21,601	326,607
Gorman Rupp Co.	4,000	135,760
GP Strategies Corp. (1)	3,512	42,671
GrafTech International Ltd.	2,020	25,836
Graham Corp.	2,566	50,371
Granite Construction, Inc.	2,703	116,634
Great Lakes Dredge & Dock Corp. (1)	16,145	143,852
Greenbrier Companies, Inc.	50,241	1,619,267
Griffon Corp.	9,542	176,336
H&E Equipment Services, Inc.	1,971	49,492
Harris Corp.	102,189	16,320,605
Hawaiian Holdings, Inc.	14,115	370,519
HD Supply Holdings, Inc. (1)	255,347	11,069,292
Heritage Crystal Clean, Inc. (1)	3,972	109,031
Herman Miller, Inc.	71,257	2,506,821
Hertz Global Holdings, Inc. (1)	15,852	275,349
Hexcel Corp.	2,358	163,079
Hub Group, Inc. (1)	20,783	848,986
Hubbell, Inc.	63,359	7,475,095
Huntington Ingalls Industries, Inc.	63,428	13,142,282
Hurco Companies, Inc.	1,769	71,344
Huron Consulting Group, Inc. (1)	6,361	300,366
Hyster-Yale Materials Handling, Inc.	2,955	184,274
ICF International, Inc.	4,637	352,783
IDEX Corp.	175	26,554
IES Holdings, Inc. (1)	2,353	41,813
IHS Markit Ltd. (1)	13,563	737,556
Infrastructure and Energy Alternatives, Inc. (1)	5,008	26,242
Ingersoll-Rand Plc	3,920	423,164
InnerWorkings, Inc. (1)	11,125	40,272
Insteel Industries, Inc.	535	11,192
Interface, Inc.	1,643	25,171
ITT, Inc.	148,326	8,602,908
Jacobs Engineering Group, Inc.	4,456	335,047
JetBlue Airways Corp. (1)	255,386	4,178,115
Kansas City Southern	50,490	5,855,830
KAR Auction Services, Inc.	509,696	26,152,502
KBR, Inc.	106,774	2,038,316
Kelly Services, Inc.	8,991	198,341
Kennametal, Inc.	33,558	1,233,256
KeyW Holding Corp. (1)	13,626	117,456
Kimball International, Inc.	1,347	19,047
Kirby Corp. (1)	24,647	1,851,236
Knight-Swift Transportation Holdings, Inc.	4,468	146,014
Knoll, Inc.	339,699	6,423,708
Kratos Defense & Security Solutions, Inc. (1)	16,431	256,817
L.B. Foster Co. (1)	2,862	53,863
L3 Technologies, Inc.	2,729	563,184
Lawson Products, Inc. (1)	1,507	47,260
Lennox International, Inc.	74	19,566
LSC Communications, Inc.	9,140	59,684
Lydall, Inc. (1)	4,220	99,001
Macquarie Infrastructure Corp.	2,794	115,169
Manitex International, Inc. (1)	826	6,319
ManpowerGroup, Inc.	114,046	9,430,464
Marten Transport Ltd.	6,488	115,681
Masco Corp.	201,289	7,912,671
Masonite International Corp. (1)	248,871	12,416,174
Matson, Inc.	6,591	237,869
Matthews International Corp.	9,264	342,305
Maxar Technologies, Inc.	16,395	65,908
Mercury Systems, Inc. (1)	6,704	429,592
Mesa Air Group, Inc. (1)	2,130	17,764
Milacron Holdings Corp. (1)	18,528	209,737
Miller Industries, Inc.	2,983	92,026
Mistras Group, Inc. (1)	1,244	17,180
Mobile Mini, Inc.	1,487	50,469
Moog, Inc.	8,489	738,119
MRC Global, Inc. (1)	11,228	196,265
MSC Industrial Direct Co., Inc.	857	70,882
Mueller Water Products, Inc.	737,775	7,407,261
Multi-Color Corp.	3,970	198,063
National Presto Industries, Inc.	1,306	141,766
Navigant Consulting, Inc.	12,167	236,891
Navistar International Corp. (1)	13,424	433,595
Nielsen Holdings Plc	12,435	294,336
NL Industries, Inc. (1)	2,045	7,935
NN, Inc.	12,110	90,704
Nordson Corp.	142	18,818
Northwest Pipe Co. (1)	2,802	67,248
NOW, Inc. (1)	77,738	1,085,222
nVent Electric Plc	194,683	5,252,547
Orion Group Holdings, Inc. (1)	4,025	11,753
Oshkosh Corp.	131,396	9,871,781
Owens Corning	202,006	9,518,523
P.A.M. Transportation Services, Inc. (1)	227	11,109
PACCAR, Inc.	106,957	7,288,050
Parker-Hannifin Corp.	112,063	19,232,252
Park-Ohio Holdings Corp.	2,543	82,342
Pentair Plc	5,460	243,025
PICO Holdings, Inc. (1)	4,448	44,035
Pitney Bowes, Inc.	146,240	1,004,669
Powell Industries, Inc.	2,785	73,942
Preformed Line Products Co.	911	48,365
Primoris Services Corp.	3,923	81,128
Quad/Graphics, Inc.	9,076	108,004
Quanex Building Products Corp.	9,687	153,926
Quanta Services, Inc.	3,692	139,336
Radiant Logistics, Inc. (1)	10,853	68,374
Regal-Beloit Corp.	63,629	5,209,306
Republic Services, Inc.	7,102	570,859
Resideo Technologies, Inc. (1)	265,260	5,116,865
Resources Connection, Inc.	6,000	99,240
REV Group, Inc.	6,938	75,971
Rexnord Corp. (1)	27,094	681,143
Ritchie Bros Auctioneers, Inc.	13,732	466,888
Robert Half International, Inc.	211,400	13,774,824
Roper Technologies, Inc.	2,889	987,951
RR Donnelley & Sons Co.	20,520	96,854
Rush Enterprises, Inc. - Class A	4,786	200,103
Rush Enterprises, Inc. - Class B	624	25,915
Ryder System, Inc.	40,923	2,536,817
Safe Bulkers, Inc. (1)	14,417	21,049
Schneider National, Inc.	9,557	201,175
Scorpio Bulkers, Inc.	16,953	65,100
Sensata Technologies Holding Plc (1)	28,667	1,290,588
SkyWest, Inc.	14,922	810,115
Snap-on, Inc.	1,957	306,310
Southwest Airlines Co.	210,995	10,952,750
SP Plus Corp. (1)	4,698	160,296
Spirit AeroSystems Holdings, Inc.	114,259	10,458,126
Spirit Airlines, Inc. (1)	19,989	1,056,619
SPX Corp. (1)	2,303	80,121
SPX FLOW, Inc. (1)	12,226	390,009
Standex International Corp.	75,735	5,558,949
Stanley Black & Decker, Inc.	5,308	722,790
Steelcase, Inc.	203,447	2,960,154
Stericycle, Inc. (1)	22,238	1,210,192
Sterling Construction Company, Inc. (1)	6,101	76,385
Sunrun, Inc. (1)	27,841	391,444
Systemax, Inc.	812	18,384
Team, Inc. (1)	8,169	142,957
Teledyne Technologies, Inc. (1)	1,233	292,233
Terex Corp.	2,289	73,546
Tetra Tech, Inc.	1,047	62,391
Textainer Group Holdings Ltd. (1)	39,321	379,448
Textron, Inc.	168,459	8,534,133
The Brink's Co.	496,243	37,421,685
The Manitowoc Co., Inc. (1)	10,204	167,448
The Middleby Corp. (1)	809	105,194
The Timken Co.	319,726	13,946,448
Thermon Group Holdings, Inc. (1)	6,917	169,536
Titan International, Inc.	14,544	86,828
Titan Machinery, Inc. (1)	5,371	83,573
TriMas Corp. (1)	1,010,449	30,545,873
Trinity Industries, Inc.	8,090	175,796
Triton International Ltd.	15,180	472,098
Triumph Group, Inc.	14,129	269,299
TrueBlue, Inc. (1)	11,011	260,300
Tutor Perini Corp. (1)	10,845	185,666
Twin Disc, Inc. (1)	2,488	41,425
U.S. Ecology, Inc.	155,980	8,731,760
U.S. Xpress Enterprises, Inc. (1)	2,470	16,327
UniFirst Corp.	3,927	602,794
United Continental Holdings, Inc. (1)	121,377	9,683,457
United Rentals, Inc. (1)	25,100	2,867,675
Univar, Inc. (1)	34,473	763,922
Universal Forest Products, Inc.	2,191	65,489
Upwork, Inc. (1)	659	12,613
USA Truck, Inc. (1)	277	4,000
USG Corp.	2,858	123,751
Valmont Industries, Inc.	743	96,664
Vectrus, Inc. (1)	3,369	89,582
Verisk Analytics, Inc.	4,568	607,544
Veritiv Corp. (1)	3,350	88,172
Viad Corp.	2,542	143,089
Vicor Corp. (1)	388	12,036
Vivint Solar, Inc. (1)	8,408	41,788
VSE Corp.	2,301	72,666
Wabash National Corp.	78,610	1,065,166
WABCO Holdings, Inc. (1)	63,955	8,431,188
Wabtec Corp.	3,541	261,043
Watsco, Inc.	217	31,077
Watts Water Technologies, Inc.	3,613	292,003
Werner Enterprises, Inc.	7,452	254,486
Wesco Aircraft Holdings, Inc. (1)	11,362	99,872
WESCO International, Inc. (1)	81,217	4,305,313
Willis Lease Finance Corp. (1)	888	37,642
WillScot Corp. (1)	764,437	8,477,606
Xylem, Inc.	2,792	220,680
YRC Worldwide, Inc. (1)	7,184	48,061
		691,998,864
Information Technology - 12.61%
3D Systems Corp. (1)	29,770	320,325
8x8, Inc. (1)	17,073	344,875
Acacia Communications, Inc. (1)	6,917	396,690
ACI Worldwide, Inc. (1)	351,346	11,548,743
ADTRAN, Inc.	13,766	188,594
Agilysys, Inc. (1)	2,444	51,740
Akamai Technologies, Inc. (1)	389	27,895
Alliance Data Systems Corp.	98,563	17,246,554
Alpha & Omega Semiconductor Ltd. (1)	5,808	66,850
Ambarella, Inc. (1)	5,290	228,528
Amdocs Ltd.	87,382	4,728,240
American Software, Inc.	3,662	43,761
Amkor Technology, Inc. (1)	234,971	2,006,652
Analog Devices, Inc.	102,564	10,796,912
Anaplan, Inc. (1)	892	35,109
Anixter International, Inc. (1)	8,651	485,408
Applied Materials, Inc.	80,700	3,200,562
Applied Optoelectronics, Inc. (1)	1,154	14,079
Arlo Technologies, Inc. (1)	11,591	47,871
ARRIS International Plc (1)	5,648	178,533
Arrow Electronics, Inc. (1)	132,563	10,215,305
Aspen Technology, Inc. (1)	119	12,407
Autodesk, Inc. (1)	1,231	191,814
Avalara, Inc. (1)	1,374	76,655
Avaya Holdings Corp. (1)	30,095	506,499
Avid Technology, Inc. (1)	2,842	21,173
Avnet, Inc.	599,822	26,014,280
AVX Corp.	13,411	232,547
Axcelis Technologies, Inc. (1)	9,545	192,045
AXT, Inc. (1)	10,275	45,724
Bel Fuse, Inc.	2,848	71,997
Belden, Inc.	11,911	639,621
Benchmark Electronics, Inc.	12,666	332,483
Booz Allen Hamilton Holding Corp.	230,704	13,413,131
Brooks Automation, Inc.	405,290	11,887,156
CACI International, Inc. (1)	126,130	22,958,183
Calix, Inc. (1)	6,356	48,941
Cardtronics Plc (1)	2,196	78,134
Casa Systems, Inc. (1)	801	6,648
CDK Global, Inc.	135,250	7,955,405
CDW Corp.	83,400	8,037,258
CEVA, Inc. (1)	446	12,024
ChannelAdvisor Corp. (1)	216	2,631
Check Point Software Technologies Ltd. (1)	123,050	15,564,595
Ciena Corp. (1)	41,551	1,551,514
Cirrus Logic, Inc. (1)	70,756	2,976,705
Clearfield, Inc. (1)	964	14,171
Cognizant Technology Solutions - Class A	42,810	3,101,585
Coherent, Inc. (1)	240	34,013
Cohu, Inc.	7,210	106,348
CommScope Holding Co., Inc. (1)	6,596	143,331
Comtech Telecommunications Corp.	6,761	156,990
Conduent, Inc. (1)	6,844	94,653
Control4 Corp. (1)	4,529	76,676
CoreLogic, Inc. (1)	1,044	38,899
Corning, Inc.	158,586	5,249,197
Cray, Inc. (1)	9,690	252,425
Cree, Inc. (1)	30,014	1,717,401
CSG Systems International, Inc.	1,646	69,626
CTS Corp.	9,862	289,647
Cypress Semiconductor Corp.	3,908	58,307
Daktronics, Inc.	10,254	76,392
DASAN Zhone Solutions, Inc. (1)	1,771	18,932
Dell Technologies, Inc. - Class C (1)	4,845	284,353
Diebold Nixdorf, Inc. (1)	21,647	239,632
Digi International, Inc. (1)	7,944	100,650
Digimarc Corp. (1)	109	3,420
Diodes, Inc. (1)	8,919	309,489
Dolby Laboratories, Inc.	2,165	136,330
Domo, Inc. (1)	837	33,756
DXC Technology Co.	77,608	4,990,971
EchoStar Corp. (1)	1,676	61,090
eGain Corp. (1)	746	7,796
Elastic NV (1)	49	3,914
Electronics For Imaging, Inc. (1)	12,580	338,402
Euronet Worldwide, Inc. (1)	876	124,909
EVERTEC, Inc.	2,794	77,701
Evo Payments, Inc. (1)	1,531	44,476
Exela Technologies, Inc. (1)	2,530	8,450
F5 Networks, Inc. (1)	20,800	3,264,144
Fabrinet (1)	10,366	542,764
FARO Technologies, Inc. (1)	244	10,714
Fidelity National Information Services, Inc.	350,006	39,585,679
Finisar Corp. (1)	34,218	792,831
FireEye, Inc. (1)	2,265	38,029
First Data Corp. (1)	312,786	8,216,888
First Solar, Inc. (1)	2,925	154,557
Fiserv, Inc. (1)	203,150	17,934,082
Fitbit, Inc. (1)	48,186	285,261
Flex Ltd. (1)	412,718	4,127,180
FLIR Systems, Inc.	4,343	206,640
FormFactor, Inc. (1)	19,540	314,399
Fusion Connect, Inc. (1)	4,674	6,123
Genpact Ltd.	3,298	116,024
Global Payments, Inc.	182,633	24,933,057
Hackett Group, Inc.	586	9,259
Harmonic, Inc. (1)	24,528	132,942
Hewlett Packard Enterprise Co.	867,764	13,389,599
HP, Inc.	597,489	11,609,211
I3 Verticals, Inc. (1)	522	12,538
Infinera Corp. (1)	42,895	186,164
Information Services Group, Inc. (1)	3,306	12,331
Insight Enterprises, Inc. (1)	6,481	356,844
InterDigital, Inc.	5,456	359,987
Jabil, Inc.	99,304	2,640,493
Juniper Networks, Inc.	292,596	7,745,016
KEMET Corp.	127,677	2,166,679
Keysight Technologies, Inc. (1)	231,981	20,228,743
Kimball Electronics, Inc. (1)	7,506	116,268
KLA-Tencor Corp.	49,780	5,944,230
Knowles Corp. (1)	25,270	445,510
Kopin Corp. (1)	1,173	1,572
KVH Industries, Inc. (1)	4,584	46,711
Lam Research Corp.	52,500	9,398,025
Leidos Holdings, Inc.	206,950	13,263,426
Littelfuse, Inc.	19,373	3,535,185
LiveRamp Holdings, Inc. (1)	9,758	532,494
LogMeIn, Inc.	613	49,101
Lumentum Holdings, Inc. (1)	3,209	181,437
MACOM Technology Solutions Holdings, Inc. (1)	13,305	222,327
Mantech International Corp.	17,240	931,305
Marvell Technology Group Ltd.	612,590	12,184,415
MAXIMUS, Inc.	153,600	10,902,528
Maxwell Technologies, Inc. (1)	11,500	51,405
Methode Electronics, Inc.	325,330	9,362,997
MicroStrategy, Inc. (1)	2,505	361,346
MKS Instruments, Inc.	72,570	6,752,639
Model N, Inc. (1)	28,917	507,204
MoneyGram International, Inc. (1)	7,894	16,104
Monotype Imaging Holdings, Inc.	6,618	131,632
Motorola Solutions, Inc.	5,045	708,419
MTS Systems Corp.	5,307	289,019
National Instruments Corp.	734	32,560
NCR Corp. (1)	50,742	1,384,749
NeoPhotonics Corp. (1)	10,290	64,724
NetApp, Inc.	116,930	8,107,926
NETGEAR, Inc. (1)	6,925	229,356
NetScout Systems, Inc. (1)	21,868	613,835
nLight, Inc. (1)	19,723	439,428
Nuance Communications, Inc. (1)	9,979	168,944
NVE Corp.	59	5,776
ON Semiconductor Corp. (1)	157,500	3,239,775
OSI Systems, Inc. (1)	6,134	537,338
PAR Technology Corp. (1)	579	14,162
Park Electrochemical Corp.	2,467	38,732
PC Connection, Inc.	3,260	119,544
PDF Solutions, Inc. (1)	7,147	88,265
Perficient, Inc. (1)	5,624	154,041
Perspecta, Inc.	41,722	843,619
Photronics, Inc. (1)	18,647	176,214
Plexus Corp. (1)	173,740	10,589,453
Pluralsight, Inc. (1)	155	4,920
Presidio, Inc.	48,130	712,324
Qorvo, Inc. (1)	138,456	9,931,449
Rambus, Inc. (1)	30,893	322,832
Ribbon Communications, Inc. (1)	15,541	80,036
RingCentral, Inc. (1)	49,550	5,341,490
Rogers Corp. (1)	59,086	9,387,584
Sabre Corp.	1,840	39,358
Sanmina Corp. (1)	75,278	2,171,770
ScanSource, Inc. (1)	7,610	272,590
Science Applications International Corp.	2,358	181,448
Seagate Technology Plc	55,900	2,677,051
SecureWorks Corp. (1)	2,277	41,897
Semtech Corp. (1)	131,863	6,713,145
Skyworks Solutions, Inc.	1,817	149,866
SolarWinds Corp. (1)	187	3,650
SS&C Technologies Holdings, Inc.	504	32,100
Stratasys Ltd. (1)	14,804	352,631
SunPower Corp. (1)	11,393	74,168
SVMK, Inc. (1)	947	17,245
Sykes Enterprises, Inc. (1)	11,698	330,819
Symantec Corp.	22,159	509,435
Synaptics, Inc. (1)	9,016	358,386
SYNNEX Corp.	149,003	14,213,396
Synopsys, Inc. (1)	4,712	542,587
TE Connectivity Ltd.	215,259	17,382,164
Tech Data Corp. (1)	48,624	4,979,584
Telaria, Inc. (1)	8,801	55,798
Telenav, Inc. (1)	4,187	25,415
Tenable Holdings, Inc. (1)	1,493	47,268
Teradata Corp. (1)	1,210	52,817
Teradyne, Inc.	5,307	211,431
The Western Union Co.	196,093	3,621,838
TiVo Corp.	35,563	331,447
Trimble, Inc. (1)	8,635	348,854
TTM Technologies, Inc. (1)	133,764	1,569,052
Ultra Clean Holdings, Inc. (1)	10,786	111,635
Unisys Corp. (1)	4,671	54,511
Veeco Instruments, Inc. (1)	13,785	149,429
Verint Systems, Inc. (1)	35,446	2,121,798
Versum Materials, Inc.	117,894	5,931,247
ViaSat, Inc. (1)	16,076	1,245,890
Viavi Solutions, Inc. (1)	42,829	530,223
Vishay Intertechnology, Inc.	112,540	2,078,614
Vishay Precision Group, Inc. (1)	687	23,502
Western Digital Corp.	68,620	3,297,877
Worldpay, Inc. (1)	26,788	3,040,438
Xerox Corp.	382,902	12,245,206
Xperi Corp.	11,044	258,430
		569,605,291
Materials - 5.39%
Advanced Emissions Solutions, Inc.	684	7,907
AdvanSix, Inc. (1)	5,860	167,420
AgroFresh Solutions, Inc. (1)	9,044	30,207
AK Steel Holding Corp. (1)	90,917	250,022
Albemarle Corp.	3,688	302,342
Alcoa Corp. (1)	6,495	182,899
Allegheny Technologies, Inc. (1)	36,581	935,376
American Vanguard Corp.	8,498	146,336
Amyris, Inc. (1)	7,471	15,614
AptarGroup, Inc.	85,570	9,103,792
Ardagh Group SA	559	7,267
Ashland Global Holdings, Inc.	2,175	169,933
Avery Dennison Corp.	199,894	22,588,022
Axalta Coating Systems Ltd. (1)	81,434	2,052,951
Ball Corp.	11,643	673,664
Bemis, Inc.	3,132	173,763
Berry Global Group, Inc. (1)	36,914	1,988,557
Boise Cascade Co.	720	19,267
Cabot Corp.	64,070	2,667,234
Carpenter Technology Corp.	13,592	623,193
Celanese Corp.	57,035	5,624,221
Century Aluminum Co. (1)	13,734	121,958
CF Industries Holdings, Inc.	8,123	332,068
Chemours Co.	101,400	3,768,024
Clearwater Paper Corp. (1)	4,570	89,024
Cleveland-Cliffs, Inc.	70,931	708,601
Coeur Mining, Inc. (1)	45,455	185,456
Commercial Metals Co.	33,577	573,495
Compass Minerals International, Inc.	783	42,572
Constellium (1)	764,700	6,102,306
Crown Holdings, Inc. (1)	346,141	18,888,914
Domtar Corp.	45,680	2,268,012
Eagle Materials, Inc.	6,787	572,144
Eastman Chemical Co.	74,821	5,677,418
Element Solutions, Inc. (1)	1,484,618	14,994,642
Ferro Corp. (1)	39,176	741,602
Ferroglobe Plc	48,278	98,970
Flotek Industries, Inc. (1)	16,622	53,855
FMC Corp.	311,352	23,918,061
Freeport-McMoRan, Inc.	50,835	655,263
FutureFuel Corp.	7,395	99,093
Gold Resource Corp.	1,691	6,646
Graphic Packaging Holding Co.	558,348	7,051,935
Greif, Inc. - Class A	6,786	279,923
Greif, Inc. - Class B	1,608	78,615
Hawkins, Inc.	2,780	102,387
Haynes International, Inc.	3,471	113,953
HB Fuller Co.	232,576	11,312,497
Hecla Mining Co. - ADR	120,912	278,098
Huntsman Corp.	161,458	3,631,190
Ingevity Corp. (1)	61,420	6,486,566
Innophos Holdings, Inc.	4,798	144,612
Innospec, Inc.	7,139	595,036
International Flavors & Fragrances, Inc.	1,851	238,390
International Paper Co.	92,245	4,268,176
Intrepid Potash, Inc. (1)	27,639	104,752
Kaiser Aluminum Corp.	2,220	232,501
Koppers Holdings, Inc. (1)	1,638	42,555
Kraton Corp. (1)	696	22,397
Kronos Worldwide, Inc.	145,893	2,045,420
Livent Corp. (1)	23,133	284,073
Louisiana-Pacific Corp.	34,974	852,666
LSB Industries, Inc. (1)	5,982	37,328
Martin Marietta Materials, Inc.	182	36,615
Materion Corp.	5,814	331,747
Minerals Technologies, Inc.	153,363	9,016,211
Neenah, Inc.	926	59,597
NewMarket Corp.	20	8,671
Newmont Mining Corp.	18,722	669,686
Nucor Corp.	10,727	625,920
Nutrien Ltd.	224,359	11,837,181
Olin Corp.	5,852	135,415
Olympic Steel, Inc.	2,621	41,595
Owens-Illinois, Inc.	156,678	2,973,748
Packaging Corp. of America	30,400	3,021,152
PH Glatfelter Co.	370,654	5,233,635
PolyOne Corp.	1,299	38,074
PQ Group Holdings, Inc. (1)	10,557	160,150
Ramaco Resources, Inc. (1)	206	1,195
Rayonier Advanced Materials, Inc.	14,644	198,573
Reliance Steel & Aluminum Co.	46,442	4,191,855
Royal Gold, Inc.	1,331	121,028
RPM International, Inc.	18,586	1,078,731
Schnitzer Steel Industries, Inc.	7,470	179,280
Schweitzer-Mauduit International, Inc.	35,614	1,378,974
Scotts Miracle-Gro Co.	714	56,106
Sealed Air Corp.	2,528	116,440
Sensient Technologies Corp.	19,425	1,316,821
Silgan Holdings, Inc.	27,042	801,254
Sonoco Products Co.	3,487	214,555
Steel Dynamics, Inc.	86,129	3,037,770
Stepan Co.	5,881	514,705
SunCoke Energy, Inc. (1)	18,728	159,001
Synalloy Corp.	2,311	35,127
The Mosaic Co.	335,019	9,149,369
TimkenSteel Corp. (1)	12,066	131,037
Trecora Resources (1)	5,861	53,277
Tredegar Corp.	7,456	120,340
Trinseo SA	117,508	5,323,112
Tronox Holdings Plc - Class A	14,683	193,081
UFP Technologies, Inc. (1)	1,872	70,013
United States Lime & Minerals, Inc.	534	41,182
United States Steel Corp.	6,149	119,844
Universal Stainless & Alloy Products, Inc. (1)	2,307	38,227
Valhi, Inc.	7,407	17,110
Valvoline, Inc.	756,875	14,047,600
Verso Corp. (1)	9,108	195,093
Vulcan Materials Co.	286	33,862
W.R. Grace & Co.	590	46,044
Warrior Met Coal, Inc.	12,408	377,203
Westlake Chemical Corp.	88	5,972
WestRock Co.	8,776	336,560
Worthington Industries, Inc.	922	34,409
		243,755,328
Real Estate - 8.20%
Acadia Realty Trust	23,401	638,145
Agree Realty Corp.	9,622	667,189
Alexander & Baldwin, Inc.	349,670	8,895,605
Alexandria Real Estate Equities, Inc.	3,596	512,646
Altisource Portfolio Solutions SA (1)	2,603	61,613
American Assets Trust, Inc.	11,281	517,347
American Campus Communities, Inc.	36,043	1,714,926
American Homes 4 Rent	223,930	5,087,690
American Realty Investors, Inc. (1)	613	7,417
Apartment Investment & Management Co. - Class A	5,375	270,318
Apple Hospitality REIT, Inc.	7,578	123,521
Armada Hoffler Properties, Inc.	10,186	158,800
Ashford Hospitality Trust, Inc.	25,040	118,940
AvalonBay Communities, Inc.	4,833	970,128
Bluerock Resident Growth REIT, Inc. - Class A	6,808	73,390
Boston Properties, Inc.	175,595	23,508,659
Braemar Hotels & Resorts, Inc.	8,471	103,431
Brandywine Realty Trust	6,087	96,540
Brixmor Property Group, Inc.	174,761	3,210,360
Brookfield Property REIT, Inc.	4,349	89,111
BRT Apartments Corp.	2,621	36,379
Camden Property Trust	3,098	314,447
CareTrust REIT, Inc.	24,027	563,673
CatchMark Timber Trust, Inc.	13,937	136,861
CBL & Associates Properties, Inc.	139,150	215,682
CBRE Group, Inc. (1)	5,814	287,502
Cedar Realty Trust, Inc.	27,316	92,874
Chatham Lodging Trust	118,423	2,278,458
Chesapeake Lodging Trust	17,161	477,247
City Office REIT, Inc.	9,148	103,464
Colony Capital, Inc.	16,078	85,535
Columbia Property Trust, Inc.	4,147	93,349
Community Healthcare Trust, Inc.	5,087	182,572
Consolidated-Tomoka Land Co.	791	46,709
CoreCivic, Inc.	34,718	675,265
CorEnergy Infrastructure Trust, Inc.	3,512	129,066
CorePoint Lodging, Inc.	11,910	133,035
Corporate Office Properties Trust	40,351	1,101,582
Cousins Properties, Inc.	121,189	1,170,686
CubeSmart	57,351	1,837,526
Cushman & Wakefield Plc (1)	4,845	86,241
CyrusOne, Inc.	134,999	7,079,348
DiamondRock Hospitality Co.	450,232	4,876,013
Digital Realty Trust, Inc.	7,166	852,754
Douglas Emmett, Inc.	377,202	15,246,505
Duke Realty Corp.	399,671	12,221,939
Easterly Government Properties, Inc.	13,508	243,279
EastGroup Properties, Inc.	58,390	6,518,660
Empire State Realty Trust, Inc.	4,901	77,436
EPR Properties	2,577	198,171
Equity Commonwealth	292,718	9,568,951
Equity Residential	224,671	16,922,220
Essential Properties Realty Trust, Inc.	9,129	178,198
Essex Property Trust, Inc.	2,309	667,855
Extra Space Storage, Inc.	576	58,700
Farmland Partners, Inc.	8,997	57,581
Federal Realty Investment Trust	2,543	350,553
First Industrial Realty Trust, Inc.	28,591	1,010,978
Forestar Group, Inc. (1)	2,914	50,383
Four Corners Property Trust, Inc.	6,003	177,689
Franklin Street Properties Corp.	191,588	1,377,518
Front Yard Residential Corp.	14,303	132,589
FRP Holdings, Inc. (1)	1,730	82,296
Gaming and Leisure Properties, Inc.	91,511	3,529,579
Getty Realty Corp.	23,056	738,484
Gladstone Commercial Corp.	8,072	167,655
Gladstone Land Corp.	3,832	48,475
Global Medical REIT, Inc.	6,357	62,426
Global Net Lease, Inc.	22,672	428,501
Griffin Industrial Realty, Inc.	134	4,670
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,102	438,495
HCP, Inc.	16,748	524,212
Healthcare Realty Trust, Inc.	36,019	1,156,570
Healthcare Trust of America, Inc.	7,212	206,191
Hersha Hospitality Trust	10,400	178,256
Highwoods Properties, Inc.	3,557	166,396
Hospitality Properties Trust	122,307	3,217,897
Host Hotels & Resorts, Inc.	253,298	4,787,332
Hudson Pacific Properties, Inc.	4,680	161,086
Independence Realty Trust, Inc.	26,547	286,442
Industrial Logistics Properties Trust	134,525	2,713,369
InfraREIT, Inc.	12,649	265,250
Innovative Industrial Properties, Inc.	2,679	218,847
Investors Real Estate Trust	3,439	206,030
Invitation Homes, Inc.	11,977	291,400
Iron Mountain, Inc.	10,037	355,912
iStar, Inc.	19,160	161,327
JBG SMITH Properties	3,623	149,811
Jernigan Capital, Inc.	5,341	112,375
Jones Lang LaSalle, Inc.	5,398	832,264
Kennedy-Wilson Holdings, Inc.	17,819	381,148
Kilroy Realty Corp.	89,197	6,775,404
Kimco Realty Corp.	14,363	265,715
Kite Realty Group Trust	23,857	381,473
Lamar Advertising Co.	285	22,589
Lexington Realty Trust	308,862	2,798,290
Liberty Property Trust	5,217	252,607
Life Storage, Inc.	8,514	828,157
LTC Properties, Inc.	11,529	528,028
Mack Cali Realty Corp.	120,662	2,678,696
MedEquities Realty Trust, Inc.	8,394	93,425
Medical Properties Trust, Inc.	329,025	6,090,253
Mid-America Apartment Communities, Inc.	15,627	1,708,500
Monmouth Real Estate Investment Corp.	21,503	283,410
National Health Investors, Inc.	20,947	1,645,387
National Retail Properties, Inc.	5,531	306,362
National Storage Affiliates Trust Co.	14,660	417,957
New Senior Investment Group, Inc.	22,971	125,192
NexPoint Residential Trust, Inc.	5,306	203,432
NorthStar Realty Europe Corp.	12,843	222,954
Office Properties Income Trust	107,030	2,958,309
Omega Healthcare Investors, Inc.	166,252	6,342,514
One Liberty Properties, Inc.	4,364	126,556
Outfront Media, Inc.	127,801	2,990,543
Paramount Group, Inc.	7,131	101,189
Park Hotels & Resorts, Inc.	6,960	216,317
Pebblebrook Hotel Trust	449,228	13,953,022
Pennsylvania Real Estate Investment Trust	10,233	64,366
Physicians Realty Trust	588,253	11,065,039
Piedmont Office Realty Trust, Inc.	181,676	3,787,945
PotlatchDeltic Corp.	19,192	725,266
Preferred Apartment Communities, Inc.	11,758	174,254
Prologis, Inc.	143,380	10,316,191
PS Business Parks, Inc.	1,763	276,491
QTS Realty Trust, Inc.	302,250	13,598,227
Rayonier, Inc.	4,516	142,344
Re/Max Holdings, Inc.	5,103	196,670
Realogy Holdings Corp.	4,071	46,409
Realty Income Corp.	10,291	757,006
Regency Centers Corp.	207,661	14,015,041
Retail Opportunity Investments Corp.	32,640	565,978
Retail Properties of America, Inc.	406,316	4,952,992
Retail Value, Inc.	13,431	418,644
Rexford Industrial Realty, Inc.	26,521	949,717
RLJ Lodging Trust	50,801	892,574
RPT Realty	23,577	283,160
Sabra Health Care REIT, Inc.	179,491	3,494,690
Safehold, Inc.	2,201	48,004
Saul Centers, Inc.	388	19,932
Senior Housing Properties Trust	236,915	2,790,859
Seritage Growth Properties	9,437	419,380
SITE Centers Corp.	131,351	1,789,001
SL Green Realty Corp.	200,988	18,072,841
Spirit MTA REIT	12,234	79,399
Spirit Realty Capital, Inc.	118,204	4,696,245
STAG Industrial, Inc.	60,370	1,789,970
STORE Capital Corp.	565,240	18,935,540
Stratus Properties, Inc. (1)	1,579	41,701
Summit Hotel Properties, Inc.	143,495	1,637,278
Sun Communities, Inc.	2,941	348,567
Sunstone Hotel Investors, Inc.	65,919	949,234
Tejon Ranch Co. (1)	5,954	104,794
Terreno Realty Corp.	17,590	739,484
The GEO Group, Inc.	27,312	524,390
The Howard Hughes Corp. (1)	200,342	22,037,620
The Macerich Co.	4,737	205,349
The St. Joe Co. (1)	10,110	166,714
Tier REIT, Inc.	15,487	443,857
Transcontinental Realty Investors, Inc. (1)	515	16,089
UDR, Inc.	9,571	435,098
UMH Properties, Inc.	1,353	19,050
Uniti Group, Inc.	162,277	1,815,880
Universal Health Realty Income Trust	380	28,770
Urban Edge Properties	26,906	511,214
Urstadt Biddle Properties, Inc.	8,699	179,547
Ventas, Inc.	12,476	796,094
VEREIT, Inc.	625,135	5,232,380
VICI Properties, Inc.	13,969	305,642
Vornado Realty Trust	6,071	409,428
W.P. Carey, Inc.	5,606	439,118
Washington Prime Group, Inc.	332,437	1,878,269
Washington Real Estate Investment Trust	23,123	656,231
Weingarten Realty Investors	4,263	125,204
Welltower, Inc.	13,030	1,011,128
Weyerhaeuser Co.	26,166	689,212
Whitestone REIT	11,429	137,377
Xenia Hotels & Resorts, Inc.	201,647	4,418,086
		370,597,206
Utilities - 7.48%
AES Corp.	23,052	416,780
ALLETE, Inc.	14,796	1,216,675
Alliant Energy Corp.	85,227	4,016,749
Ameren Corp.	272,787	20,063,484
American Electric Power Co., Inc.	66,802	5,594,667
American States Water Co.	3,329	237,358
American Water Works Co., Inc.	6,344	661,425
Aqua America, Inc.	6,204	226,074
AquaVenture Holdings Ltd. (1)	3,086	59,714
Artesian Resources Corp.	2,317	86,355
Atlantic Power Corp. (1)	33,704	84,934
Atlantica Yield Plc	649,075	12,630,999
Atmos Energy Corp.	4,013	413,058
Avangrid, Inc.	1,965	98,938
Avista Corp.	19,004	771,942
Black Hills Corp.	32,718	2,423,422
Cadiz, Inc. (1)	6,395	61,904
California Water Service Group	12,895	699,941
CenterPoint Energy, Inc.	17,618	540,873
Chesapeake Utilities Corp.	4,144	377,974
Clearway Energy, Inc. - Class A	9,784	142,259
Clearway Energy, Inc. - Class C	21,912	331,090
CMS Energy Corp.	350,880	19,487,875
Connecticut Water Services, Inc.	3,542	243,158
Consolidated Edison, Inc.	10,910	925,277
Consolidated Water Co., Inc.	4,071	52,394
DTE Energy Co.	126,096	15,729,215
Edison International	100,589	6,228,471
El Paso Electric Co.	11,810	694,664
Entergy Corp.	280,078	26,783,859
Evergy, Inc.	476,221	27,644,629
Eversource Energy	286,919	20,356,903
Exelon Corp.	88,500	4,436,505
FirstEnergy Corp.	236,440	9,838,268
Hawaiian Electric Industries, Inc.	3,789	154,478
IDACORP, Inc.	14,530	1,446,316
MDU Resources Group, Inc.	6,762	174,662
MGE Energy, Inc.	98,403	6,688,452
Middlesex Water Co.	661	37,009
National Fuel Gas Co.	86,819	5,292,486
New Jersey Resources Corp.	33,951	1,690,420
NiSource, Inc.	13,021	373,182
Northwest Natural Holding Co.	8,278	543,285
NorthWestern Corp.	14,511	1,021,720
NRG Energy, Inc.	10,095	428,836
OGE Energy Corp.	6,971	300,590
ONE Gas, Inc.	161,291	14,359,738
Ormat Technologies, Inc.	11,457	631,854
Otter Tail Corp.	11,598	577,812
Pattern Energy Group, Inc.	23,659	520,498
PG&E Corp. (1)	18,325	326,185
Pinnacle West Capital Corp.	247,726	23,677,651
PNM Resources, Inc.	22,994	1,088,536
Portland General Electric Co.	49,151	2,547,988
PPL Corp.	245,483	7,791,630
Public Service Enterprise Group, Inc.	137,257	8,154,438
Pure Cycle Corp. (1)	2,456	24,216
RGC Resources, Inc.	2,024	53,656
Sempra Energy	9,578	1,205,487
SJW Group	2,390	147,559
South Jersey Industries, Inc.	64,308	2,062,358
Southwest Gas Holdings, Inc.	15,371	1,264,418
Spire, Inc.	14,184	1,167,201
TerraForm Power, Inc.	17,248	236,988
UGI Corp.	35,008	1,940,143
Unitil Corp.	4,227	228,977
Vistra Energy Corp.	971,426	25,286,219
WEC Energy Group, Inc.	259,620	20,530,750
Xcel Energy, Inc.	396,079	22,263,601
York Water Co.	393	13,488
		337,830,660
Total Common Stocks (Cost $4,029,147,850)		4,366,095,339

RIGHTS - 0.00% (2)
Healthcare - 0.00% (2)
Corium International, Inc., expires 3/31/2020 - CVR (1)(4)	1,051	189
Total Rights (Cost $0)		189

SHORT-TERM INVESTMENTS - 3.22%
Money Market Funds - 3.22%
Goldman Sachs Financial Square Government Fund - Class I, 2.32% (3)	72,852,313	72,852,313
JPMorgan U.S. Government Money Market Fund - Class I, 2.33% (3)	72,852,314	72,852,314
Total Short-Term Investments (Cost $145,704,627)		145,704,627
TOTAL INVESTMENTS IN SECURITIES - 99.84%
(Cost $4,174,852,477)		4,511,800,155
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.16%		7,129,535
TOTAL NET ASSETS - 100.00%		$4,518,929,690

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Includes securities categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities totals $189, which represents 0.00% of total net assets.
(5)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $709,274, which represents 0.02% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Value Fund
Notes to Schedule of Investments
March 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Fund’s shares is generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of the Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (“the Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Fund’s holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•
Level 2 –Inputs other than quoted prices included within Level 1 that are observable for the asset or liability.  Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 –Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by the Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Fund on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Fund values the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information
The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$110,863,577	$-	$-		$110,863,577
Consumer Discretionary	414,632,828	567,576	-		415,200,404
Consumer Staples	111,679,036	-	-		111,679,036
Energy	204,161,626	-	-		204,161,626
Financials	1,062,192,317	-	-	(1)	1,062,192,317
Healthcare	248,211,030	-	-		248,211,030
Industrials	691,998,864	-	-		691,998,864
Information Technology	569,605,291	-	-		569,605,291
Materials	243,755,328	-	-		243,755,328
Real Estate	370,597,206	-	-		370,597,206
Utilities	337,830,660	-	-		337,830,660
Rights
Healthcare	-	-	189		189
Short-Term Investments	145,704,627	-	-		145,704,627
Total Assets	$4,511,232,390	$567,576	$189		$4,511,800,155

(1) Includes a security valued at $0.

Bridge Builder International Equity Fund
Schedule of Investments
March 31, 2019 (Unaudited)

COMMON STOCKS - 96.11%	Shares	Value
Australia - 2.10%
AGL Energy Ltd.	23,514	$363,475
Alumina Ltd.	86,838	149,545
Amcor Ltd.	39,365	430,708
AMP Ltd.	108,567	162,142
APA Group - Stapled Security	40,270	285,861
Aristocrat Leisure Ltd.	19,806	345,431
ASX Ltd.	6,701	332,874
Aurizon Holdings Ltd.	69,733	225,446
AusNet Services	63,983	80,685
Australia & New Zealand Banking Group Ltd.	101,619	1,879,377
Bank of Queensland Ltd.	15,387	99,485
Bendigo & Adelaide Bank Ltd.	17,228	118,568
BHP Group Ltd.	102,256	2,795,001
BlueScope Steel Ltd.	18,597	184,585
Boral Ltd.	42,350	138,227
Brambles Ltd.	54,395	454,738
Caltex Australia Ltd.	8,736	162,527
Challenger Ltd.	18,816	110,896
CIMIC Group Ltd.	3,420	117,475
Coca-Cola Amatil Ltd.	18,050	110,936
Cochlear Ltd.	333,118	41,074,285
Coles Group Ltd. (1)	39,135	329,394
Commonwealth Bank of Australia	62,699	3,147,124
Computershare Ltd.	16,419	199,594
Crown Resorts Ltd.	13,090	107,054
CSL Ltd.	451,178	62,602,095
Dexus Property Group	36,027	326,064
Domino's Pizza Enterprises Ltd.	2,053	63,306
Flight Centre Travel Group Ltd.	1,987	59,358
Fortescue Metals Group Ltd.	54,785	277,275
Goodman Group	56,770	538,392
GPT Group	62,488	275,637
Harvey Norman Holdings Ltd.	22,465	64,148
Incitec Pivot Ltd.	55,770	123,668
Insurance Australia Group Ltd.	82,343	449,477
LendLease Group - Stapled Security	19,432	170,986
Macquarie Group Ltd.	11,138	1,025,767
Medibank Pvt Ltd.	97,949	192,261
Mirvac Group	126,791	247,675
National Australia Bank Ltd.	96,942	1,741,873
Newcrest Mining Ltd.	26,529	480,442
Oil Search Ltd.	47,044	261,741
Orica Ltd.	13,726	171,921
Origin Energy Ltd.	60,460	309,495
QBE Insurance Group Ltd.	3,333,784	29,167,053
Ramsay Health Care Ltd.	4,895	223,842
REA Group Ltd.	1,860	98,777
Santos Ltd.	60,454	292,705
Scentre Group	188,317	549,716
Seek Ltd.	1,572,721	19,619,939
Sonic Healthcare Ltd.	15,036	262,416
South32 Ltd.	178,914	475,159
Stockland	83,349	227,982
Suncorp Group Ltd.	46,317	453,648
Sydney Airport - Stapled Security	37,045	195,555
Tabcorp Holdings Ltd.	63,808	209,390
Telstra Corp. Ltd.	147,987	348,963
TPG Telecom Ltd.	11,515	56,860
Transurban Group - Stapled Security	92,020	863,063
Treasury Wine Estates Ltd.	2,066,090	21,931,994
Vicinity Centres	115,788	213,787
Washington H Soul Pattinson & Co. Ltd.	3,922	73,396
Wesfarmers Ltd.	39,644	976,232
Westpac Banking Corp.	121,654	2,242,504
Woodside Petroleum Ltd.	32,244	791,592
Woolworths Group Ltd.	45,350	979,375
WorleyParsons Ltd.	12,034	120,781
		203,161,743
Austria - 0.01%
Andritz AG	2,452	105,166
Erste Group Bank AG	10,982	403,630
OMV AG	5,155	279,925
Raiffeisen Bank International AG	5,466	122,779
Verbund AG	2,352	112,960
voestalpine AG	3,922	119,223
		1,143,683
Belgium - 0.83%
Ageas	6,434	310,356
Anheuser-Busch InBev SA/NV	542,735	45,559,647
Colruyt SA	2,183	161,306
Groupe Bruxelles Lambert SA	2,857	277,760
KBC Groep NV	112,553	7,868,714
Proximus	5,372	155,256
Solvay SA	236,377	25,591,638
Telenet Group Holding NV	1,968	94,641
UCB SA	4,332	372,131
Umicore SA	7,214	321,078
		80,712,527
Bermuda - 0.10%
Bank of NT Butterfield & Son Ltd.	269,985	9,687,062

Brazil - 0.42%
Ambev SA - ADR	4,433,855	19,065,577
Raia Drogasil SA	1,320,871	21,938,330
		41,003,907
Canada - 2.89%
Cameco Corp.	883,087	10,411,596
Canadian Pacific Railway Ltd.	284,806	58,678,580
Dollarama, Inc. (1)	673,467	17,966,176
Fairfax Financial Holdings Ltd. (1)	41,145	19,058,447
First Quantum Minerals Ltd.	483,055	5,476,322
Lululemon Athletica, Inc. (1)	147,830	24,224,902
Lundin Mining Corp. (1)	1,010,399	4,687,749
Quebecor, Inc. - Class B (1)	543,340	13,319,728
Restaurant Brands International, Inc.	154,315	10,047,450
Shaw Communications, Inc. - Class B (1)	701,520	14,598,923
Shopify, Inc. (1)	491,552	101,564,474
		280,034,347
Chile - 0.00% (3)
Antofagasta Plc	13,954	175,565

China - 4.15%
Alibaba Group Holding Ltd. - ADR (1)	365,303	66,649,532
Baidu, Inc. - ADR (1)	145,421	23,972,652
BeiGene Ltd. - ADR (1)	1,170	154,440
Ctrip.com International Ltd. - ADR (1)	511,052	22,327,862
JD.com, Inc. - ADR (1)	830,156	25,029,203
Lenovo Group Ltd.	106,798,000	96,358,069
Minth Group Ltd.	28,000	88,288
NetEase, Inc. - ADR	29,355	7,087,765
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	10,360,000	9,906,886
Shanghai Fosun Pharmaceutical Group Ltd.	11,172,000	40,436,663
Tencent Holdings Ltd.	1,805,616	83,036,303
Tsingtao Brewery Co. Ltd.	5,637,000	26,594,558
Yangzijiang Shipbuilding Holdings Ltd.	83,100	92,279
		401,734,500
Denmark - 1.55%
A.P. Moller-Maersk A/S - Class A	134	162,161
A.P. Moller-Maersk A/S - Class B	18,153	23,015,250
Carlsberg A/S	3,667	458,552
CHR Hansen Holding A/S	428,490	43,493,461
Coloplast A/S	4,134	453,792
Danske Bank A/S	537,871	9,454,527
Demant A/S (1)	3,390	100,333
DSV A/S	352,610	29,179,283
FLSmidth & Co. A/S	52,585	2,273,898
Genmab A/S (1)	2,156	374,104
H Lundbeck A/S	2,430	105,377
ISS A/S	5,978	182,070
Novo Nordisk A/S - Class B	62,582	3,270,871
Novozymes A/S	799,402	36,765,135
Orsted A/S (2)	6,680	506,680
Pandora A/S	3,657	171,355
Tryg A/S	4,359	119,663
Vestas Wind Systems A/S	6,681	563,116
		150,649,628
Finland - 0.93%
Elisa OYJ	5,118	231,055
Fortum OYJ	15,150	310,301
Kone OYJ	467,877	23,631,732
Metso OYJ	78,288	2,699,156
Neste OYJ	4,485	478,107
Nokia OYJ	10,580,946	60,275,927
Nokian Renkaat OYJ	4,241	142,136
Nordea Bank Abp	108,273	824,484
Orion OYJ - Class B	3,492	131,217
Sampo OYJ	15,609	707,448
Stora Enso OYJ	19,644	240,508
UPM-Kymmene OYJ	18,384	536,942
Wartsila OYJ Abp	15,367	248,527
		90,457,540
France - 7.51%
Accor SA	6,495	263,109
Aeroports de Paris	1,005	194,447
Air Liquide SA	14,753	1,877,497
Airbus SE	20,056	2,658,160
Alstom	5,223	226,480
Amundi SA (2)	235,427	14,826,477
Arkema SA	2,373	226,381
Atos SE	3,333	321,763
AXA SA	68,762	1,729,434
BioMerieux	1,419	117,365
BNP Paribas SA	1,141,222	54,308,967
Bollore SA	31,424	142,096
Bouygues SA	281,277	10,055,321
Bureau Veritas SA	8,956	210,116
Capgemini SE	5,452	661,559
Carrefour SA	21,190	395,983
Casino Guichard Perrachon SA	1,892	82,029
Cie de Saint-Gobain	1,216,441	44,107,110
CNP Assurances	5,854	128,894
Covivio	1,655	175,647
Credit Agricole SA	40,646	490,759
Danone SA	320,871	24,707,492
Dassault Aviation SA	86	126,859
Dassault Systemes	4,535	675,939
Edenred	8,215	374,117
Eiffage SA	2,695	259,066
Electricite de France SA	21,112	289,011
Engie	64,310	959,050
EssilorLuxottica SA	172,788	18,801,108
EssilorLuxottica International SA	252,296	27,560,916
Eurazeo SA	1,737	130,612
Eutelsat Communications SA	5,897	103,269
Faurecia SA	2,611	109,911
Gecina SA	1,591	235,355
Getlink SE	16,292	247,057
Hermes International	1,093	721,681
ICADE	1,245	105,317
Iliad SA	865	86,916
Imerys SA	1,328	66,248
Ingenico Group	2,076	148,293
Ipsen SA	1,353	185,539
JCDecaux SA	2,584	78,642
Kering SA	2,610	1,497,109
Klepierre	7,310	255,771
Legrand SA	423,310	28,340,747
L'Oreal SA	8,685	2,338,807
LVMH Moet Hennessy Louis Vuitton SE	165,795	61,068,179
Michelin	6,023	711,585
Natixis SA	33,637	180,171
Orange SA	4,243,942	69,189,527
Pernod Ricard SA	259,794	46,649,017
Peugeot SA	20,418	498,235
Publicis Groupe SA	443,682	23,755,718
Remy Cointreau SA	798	106,435
Renault SA	6,768	447,487
Rexel SA	2,339,868	26,406,208
Safran SA	11,491	1,574,973
Sanofi SA	1,417,217	125,316,818
Sartorius Stedim Biotech	946	119,868
Schneider Electric SE	322,536	25,315,514
SCOR SE	184,587	7,861,998
SEB SA	789	132,839
Societe BIC SA	982	87,544
Societe Generale SA	27,024	780,821
Sodexo SA	2,997	330,029
Suez Environnement Co.	12,989	172,077
Teleperformance	2,010	361,333
Thales SA	3,713	444,857
TOTAL SA	1,278,976	71,174,484
Ubisoft Entertainment SA (1)	2,881	256,908
Unibail-Rodamco-Westfield	4,869	798,191
Valeo SA	8,500	246,779
Veolia Environnement SA	19,043	426,068
Vinci SA	211,635	20,592,566
Vivendi SA	35,966	1,042,302
Wendel SA	1,036	130,556
		727,783,513
Germany - 5.38%
1&1 Drillisch AG	2,125	75,728
Adidas AG	361,914	88,025,632
Allianz SE	186,388	41,536,318
Axel Springer SE	1,779	91,963
BASF SE	32,531	2,399,069
Bayer AG	693,489	44,655,292
Bayer Motoren Werke AG	11,810	911,902
Bechtle AG	178,557	16,566,438
Beiersdorf AG	202,655	21,097,650
Brenntag AG	5,229	268,841
Commerzbank AG	7,214,765	55,933,415
Continental AG	3,950	595,895
Covestro AG (2)	6,798	375,056
Daimler AG	673,831	39,542,803
Delivery Hero SE (1)(2)	3,118	112,624
Deutsche Bank AG	69,490	566,486
Deutsche Boerse AG	121,429	15,569,655
Deutsche Lufthansa AG	8,391	184,444
Deutsche Post AG	34,072	1,108,809
Deutsche Telekom AG	1,598,191	26,551,170
Deutsche Wohnen SE	12,179	590,992
E.ON SE	5,081,882	56,552,654
Evonik Industries AG	5,708	155,767
Fraport AG Frankfurt Airport Services Worldwide	1,488	114,152
Fresenius Medical Care AG & Co. KGaA	7,449	602,031
Fresenius SE & Co. KGaA	14,368	803,059
GEA Group AG	5,490	143,887
Hannover Rueck SE	2,186	314,110
HeidelbergCement AG	5,322	383,621
Henkel AG & Co. KGaA	3,666	348,832
HOCHTIEF AG	732	106,061
HUGO BOSS AG	2,194	150,015
Infineon Technologies AG	1,316,083	26,127,555
Innogy SE - Tender Offer	3,719	159,155
Innogy SE (2)	1,128	52,157
KION Group AG	2,456	128,519
LANXESS AG	2,936	156,962
Merck KGaA	132,417	15,118,250
METRO AG	6,482	107,658
MTU Aero Engines AG	1,832	415,245
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,254	1,245,174
OSRAM Licht AG	3,311	114,062
ProSiebenSat.1 Media SE	8,134	115,804
Puma SE	299	173,404
RWE AG	18,423	494,701
SAP SE	33,851	3,913,347
Siemens AG	158,419	17,036,851
Siemens Healthineers AG (2)	5,101	212,969
Symrise AG	4,192	377,902
Telefonica Deutschland Holding AG	26,098	82,063
ThyssenKrupp AG	14,863	204,455
TUI AG	16,256	155,917
Uniper SE	7,050	212,805
United Internet AG	4,326	158,185
Volkswagen AG	30,517	4,975,129
Vonovia SE	17,329	899,303
Wirecard AG	4,018	504,755
Zalando SE (1)(2)	806,933	31,526,387
		521,103,085
Hong Kong - 5.19%
AIA Group Ltd.	10,392,985	103,927,463
ASM Pacific Technology Ltd.	10,400	116,209
Bank Of East Asia Ltd.	43,800	142,385
BOC Hong Kong Holdings Ltd.	130,500	541,565
China Mobile Ltd.	11,261,500	114,916,085
China Resources Power Holdings Co. Ltd.	11,672,000	17,554,620
CK Asset Holdings Ltd.	91,000	810,428
CK Hutchison Holdings Ltd.	9,019,000	94,838,011
CK Infrastructure Holdings Ltd.	23,500	192,886
CLP Holdings Ltd.	59,000	684,317
Dairy Farm International Holdings Ltd.	11,700	98,220
Galaxy Entertainment Group Ltd.	7,697,000	52,455,171
Hang Lung Group Ltd.	31,000	99,655
Hang Lung Properties Ltd.	70,000	170,971
Hang Seng Bank Ltd.	27,000	666,708
Henderson Land Development Co. Ltd.	47,780	304,089
HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	90,000	91,971
HKT Trust & HKT Ltd. - Stapled Security	134,000	215,426
Hong Kong & China Gas Co. Ltd.	319,811	766,985
Hong Kong Exchanges & Clearing Ltd.	39,399	1,376,543
Hongkong Land Holdings Ltd.	40,700	289,688
Hysan Development Co. Ltd.	23,000	123,285
Jardine Matheson Holdings Ltd.	292,000	18,229,452
Jardine Strategic Holdings Ltd.	340,400	12,768,349
Kerry Properties Ltd.	23,000	102,829
Link Real Estate Investment Trust	74,000	866,367
Melco Crown Entertainment Ltd. - ADR	8,677	196,013
MTR Corp. Ltd.	52,750	326,832
New World Development Co. Ltd.	217,413	360,843
NWS Holdings Ltd.	58,613	128,325
PCCW Ltd.	159,000	98,853
Power Assets Holdings Ltd.	49,000	339,959
Shangri-La Asia Ltd.	44,000	62,553
Sino Land Co. Ltd.	116,490	225,556
SJM Holdings Ltd.	82,000	93,739
Sun Hung Kai Properties Ltd.	56,500	971,276
Swire Pacific Ltd. - Class A	4,081,500	52,573,389
Swire Properties Ltd.	42,000	180,763
Techtronic Industries Co. Ltd.	47,500	319,896
WH Group Ltd. (2)	22,142,000	23,683,677
Wharf Holdings Ltd.	41,000	123,946
Wharf Real Estate Investment Co. Ltd.	44,000	327,919
Wheelock & Co. Ltd.	29,000	212,834
Yue Yuen Industrial Holdings Ltd.	27,500	94,676
		502,670,727
India - 1.63%
Asian Paints Ltd.	1,605,929	34,577,005
HDFC Bank Ltd. - ADR	477,446	55,340,766
Housing Development Finance Corp. Ltd.	888,080	25,224,080
Mahindra & Mahindra Ltd. - GDR	1,971,260	19,515,474
MakeMyTrip Ltd. (1)	353,500	9,756,600
United Spirits Ltd. (1)	1,673,822	13,370,565
		157,784,490
Ireland - 1.93%
Accenture Plc	356,669	62,780,877
AerCap Holdings NV (1)	4,488	208,871
AIB Group Plc	29,046	130,709
Bank of Ireland Group Plc	33,691	201,072
CRH Plc	28,206	874,266
DCC Plc	3,317	287,000
ICON Plc (1)	182,988	24,992,501
James Hardie Industries Plc	15,047	194,139
Kerry Group Plc	5,491	613,137
Kingspan Group Plc	443,061	20,530,158
Medtronic Plc	324,875	29,589,615
Paddy Power Plc	2,885	222,670
Perrigo Co. Plc	370,970	17,865,915
Ryanair Holdings Plc - ADR (1)	371,607	27,848,229
Smurfit Kappa Group Plc	7,832	218,897
		186,558,056
Isle Of Man - 0.00% (3)
GVC Holdings Plc	18,126	132,150

Israel - 0.03%
Azrieli Group Ltd.	1,587	94,004
Bank Hapoalim BM	37,817	251,320
Bank Leumi Le-Israel BM	52,900	346,577
Bezeq The Israeli telecommunication Corp. Ltd.	64,108	46,110
Check Point Software Technologies Ltd. (1)	4,343	549,346
Elbit Systems Ltd.	827	107,127
Israel Chemicals Ltd.	23,894	124,845
Mizrahi Tefahot Bank Ltd.	4,391	90,500
Nice Ltd. (1)	2,115	258,316
Teva Pharmaceutical Industries Ltd. - ADR (1)	33,979	532,791
Wix.Com Ltd. (1)	1,447	174,841
		2,575,777
Italy - 2.50%
Assicurazioni Generali SpA	41,363	766,896
Atlantia SpA	17,623	457,035
Davide Campari-Milano SpA	21,110	207,399
Enel SpA	11,359,722	72,791,268
Eni SpA	6,730,466	118,918,009
Ferrari NV	4,272	573,938
FinecoBank Banca Fineco SpA	1,107,600	14,593,047
Intesa Sanpaolo SpA	528,900	1,290,796
Leonardo SpA	7,613	88,667
Mediobanca Banca di Credito Finanziario SpA	22,509	234,367
Moncler SpA	6,343	256,002
Pirelli & C SpA (2)	14,037	90,506
Poste Italiane SpA (2)	18,163	176,927
Prysmian SpA	8,502	161,135
Recordati SpA	3,697	144,057
Saipem SpA (1)	2,826,223	14,966,456
Snam SpA	82,124	422,459
Telecom Italia SpA (1)	12,167,032	7,578,224
Telecom Italia SpA - Savings Share	221,112	125,574
Terna Rete Elettrica Nazionale SpA	50,255	318,961
UniCredit SpA	606,727	7,793,747
		241,955,470
Japan - 14.91%
ABC-Mart, Inc.	1,200	71,443
Acom Co. Ltd.	12,300	43,977
Aeon Co. Ltd.	21,400	448,230
Aeon Financial Service Co. Ltd.	4,000	81,572
Aeon Mall Co. Ltd.	3,200	52,667
Air Water, Inc.	5,200	75,527
Aisin Seiki Co.	5,700	204,055
Ajinomoto Co., Inc.	14,865	237,944
Alfresa Holdings Corp.	6,700	190,928
Alps Alpine Co. Ltd.	2,383,200	49,827,943
Amada Holdings Co.	11,900	118,075
ANA Holdings, Inc.	3,900	143,082
Aozora Bank Ltd.	4,100	101,318
Asahi Glass Co. Ltd.	6,500	228,316
Asahi Group Holdings Ltd.	12,400	553,517
Asahi Intecc Co. Ltd.	3,300	155,412
Asahi Kasei Corp.	43,700	452,568
Asics Corp.	4,900	65,937
Astellas Pharma, Inc.	64,800	973,671
Bandai Namco Holdings	6,700	314,571
Bank of Kyoto Ltd.	1,800	75,367
Benesse Holdings, Inc.	2,200	57,251
Bridgestone Corp.	21,600	832,323
Brother Industries Ltd.	8,100	150,438
Calbee, Inc.	2,800	75,623
Canon, Inc.	35,200	1,022,034
Casio Computer Co. Ltd.	7,100	92,911
Central Japan Railway Co.	5,100	1,185,477
Century Tokyo Leasing Corp.	1,500	65,375
Chiba Bank Ltd.	20,300	110,389
Chubu Electric Power Co., Inc.	21,100	329,859
Chugai Pharmaceutical Co. Ltd.	7,700	530,368
Chugoku Electric Power Co., Inc.	10,300	128,571
Coca-Cola Bottlers Japan Holdings, Inc.	4,600	117,008
Concordia Financial Group Ltd.	38,000	146,921
Credit Saison Co. Ltd.	5,500	72,771
CyberAgent, Inc.	3,500	143,222
Dai Nippon Printing Co. Ltd.	8,500	203,599
Daicel Corp.	9,200	100,196
Daifuku Co. Ltd.	3,400	177,852
Dai-ichi Life Holdings, Inc.	710,200	9,886,930
Daiichi Sankyo Co. Ltd.	19,900	918,936
Daikin Industries Ltd.	8,600	1,010,885
Daito Trust Construction Co. Ltd.	2,500	348,795
Daiwa House Industry Co. Ltd.	20,100	640,137
Daiwa House REIT Investment Corp.	64	141,977
Daiwa Securities Group, Inc.	57,900	282,223
DeNA Co. Ltd.	4,300	64,819
Denso Corp.	366,400	14,314,972
Dentsu, Inc.	7,600	321,650
Disco Corp.	1,000	143,211
East Japan Railway Co.	717,300	69,266,834
Eisai Co. Ltd.	8,700	489,522
Electric Power Development Co. Ltd.	5,300	129,243
FamilyMart UNY Holdings Co. Ltd.	8,600	219,222
FANUC Corp.	6,900	1,179,994
Fast Retailing Co. Ltd.	2,000	941,922
Fuji Electric Co. Ltd.	4,500	128,119
FUJIFILM Holdings Corp.	901,400	41,057,019
Fujitsu Ltd.	362,500	26,215,856
Fukuoka Financial Group, Inc.	6,100	135,454
Hakuhodo DY Holdings, Inc.	8,200	132,038
Hamamatsu Photonics KK	4,700	182,328
Hankyu Hanshin Holdings, Inc.	8,100	304,055
Hikari Tsushin, Inc.	700	132,865
Hino Motors Ltd.	9,500	80,201
Hirose Electric Co. Ltd.	1,115	117,407
Hisamitsu Pharmaceutical Co., Inc.	2,000	92,255
Hitachi Chemical Co. Ltd.	3,215	71,547
Hitachi Construction Machinery Co. Ltd.	3,900	103,969
Hitachi High-Technologies Corp.	2,380	97,793
Hitachi Ltd.	34,400	1,117,678
Hitachi Metals Ltd.	2,087,300	24,317,594
Honda Motor Co. Ltd.	2,507,900	68,116,514
Hoshizaki Corp.	1,900	117,945
Hoya Corp.	13,100	867,708
Hulic Co. Ltd.	9,600	94,329
Idemitsu Kosan Co. Ltd.	4,700	157,206
IHI Corp.	5,100	122,861
Iida Group Holdings Co. Ltd.	535,200	9,711,345
Inpex Corp.	2,842,500	27,040,477
Isetan Mitsukoshi Holdings Ltd.	11,500	116,342
Isuzu Motors Ltd.	2,119,900	27,929,411
ITOCHU Corp.	47,400	859,067
J Front Retailing Co. Ltd.	7,600	90,559
Japan Airlines Co. Ltd.	4,200	148,006
Japan Airport Terminal Co. Ltd.	1,700	72,029
Japan Exchange Group, Inc.	17,700	315,926
Japan Post Bank Co.	14,300	156,244
Japan Post Holdings Co.	56,100	656,587
Japan Prime Realty Investment Corp.	29	119,378
Japan Real Estate Investment Corp.	46	271,155
Japan Retail Fund Investment Corp.	95	190,911
Japan Tobacco, Inc.	2,087,600	51,705,313
JFE Holdings, Inc.	17,600	299,566
JGC Corp.	7,300	97,335
JSR Corp.	6,900	107,351
JTEKT Corp.	7,200	88,906
JXTG Holdings, Inc.	113,850	519,719
Kajima Corp.	15,600	230,767
Kakaku.com, Inc.	1,055,900	20,342,097
Kamigumi Co. Ltd.	3,500	81,177
Kaneka Corp.	1,800	67,577
Kansai Electric Power Co., Inc.	24,800	365,728
Kansai Paint Co. Ltd.	6,200	118,513
Kao Corp.	303,900	23,985,812
Kawasaki Heavy Industries Ltd.	5,075	125,521
KDDI Corp.	63,000	1,356,850
Keihan Holdings Co. Ltd.	3,500	147,348
Keikyu Corp.	7,300	124,026
Keio Corp.	3,600	232,873
Keisei Electric Railway Co. Ltd.	4,600	167,286
Keyence Corp.	175,054	109,442,892
Kikkoman Corp.	5,100	250,773
Kintetsu Group Holdings Co. Ltd.	6,100	284,540
Kirin Holdings Co. Ltd.	28,300	677,040
Kobayashi Pharmaceutical Co. Ltd.	1,700	143,834
Kobe Steel Ltd.	11,500	86,519
Koito Manufacturing Co. Ltd.	3,600	204,671
Komatsu Ltd.	31,800	741,689
Konami Holdings Corp.	3,100	134,880
Konica Minolta, Inc.	15,700	154,804
Kose Corp.	1,000	184,311
Kubota Corp.	34,100	495,653
Kuraray Co. Ltd.	11,500	146,697
Kurita Water Industries Ltd.	3,200	81,936
Kyocera Corp.	72,700	4,280,784
Kyowa Hakko Kirin Co. Ltd.	138,446	3,021,369
Kyushu Electric Power Co., Inc.	12,900	152,372
Kyushu Railway Co.	5,500	180,922
Lawson, Inc.	1,900	105,403
LINE Corp. (1)	2,500	88,037
Lion Corp.	7,800	164,379
LIXIL Group Corp.	9,700	129,646
M3, Inc.	14,300	240,664
Makita Corp.	7,800	272,610
Marubeni Corp.	54,600	378,564
Marui Group Co. Ltd.	6,600	133,446
Maruichi Steel Tube Ltd.	2,100	61,255
Mazda Motor Corp.	19,900	223,117
McDonald's Holdings Co. Japan Ltd.	2,450	113,346
Mebuki Financial Group, Inc.	28,540	73,051
Medipal Holdings Corp.	6,240	148,474
MEIJI Holdings Co. Ltd.	4,200	341,424
Minebea Co. Ltd.	12,900	194,719
MISUMI Group, Inc.	9,800	244,678
Mitsubishi Chemical Holdings Corp.	45,550	321,702
Mitsubishi Corp.	48,100	1,339,163
Mitsubishi Electric Corp.	3,561,600	45,953,159
Mitsubishi Estate Co. Ltd.	41,300	749,385
Mitsubishi Gas Chemical Co., Inc.	5,800	83,077
Mitsubishi Heavy Industries Ltd.	10,840	451,095
Mitsubishi Materials Corp.	3,900	103,127
Mitsubishi Motors Corp.	24,700	131,606
Mitsubishi Tanabe Pharma Corp.	8,490	113,718
Mitsubishi UFJ Financial Group, Inc.	2,659,300	13,152,351
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,300	67,893
Mitsui & Co. Ltd.	646,000	10,052,044
Mitsui Chemicals, Inc.	6,700	162,275
Mitsui Fudosan Co. Ltd.	31,300	788,495
Mitsui OSK Lines Ltd.	4,100	88,462
Mizuho Financial Group, Inc.	857,000	1,326,183
Monotaro Co. Ltd.	4,500	100,596
MS&AD Insurance Group Holdings, Inc.	1,466,040	44,668,156
Murata Manufacturing Co. Ltd.	376,800	18,856,953
Nabtesco Corp.	4,000	117,216
Nagoya Railroad Co. Ltd.	6,400	177,358
NEC Corp.	9,385	318,082
Nexon Co. Ltd. (1)	1,479,400	23,265,517
NGK Insulators Ltd.	8,800	128,205
NGK Spark Plug Co. Ltd.	5,500	102,440
NH Foods Ltd.	3,200	115,302
Nidec Corp.	142,400	18,132,492
Nikon Corp.	10,800	152,697
Nintendo Co. Ltd.	3,900	1,118,095
Nippon Building Fund, Inc.	48	325,021
Nippon Electric Glass Co. Ltd.	3,000	79,708
Nippon Express Co. Ltd.	2,500	139,390
Nippon Paint Holdings Co. Ltd.	5,100	201,318
Nippon Prologis Real Estate Investment Trust, Inc.	64	136,259
Nippon Steel & Sumitomo Metal Corp.	28,700	508,008
Nippon Telegraph & Telephone Corp.	385,700	16,442,813
Nippon Yusen KK	5,200	76,363
Nissan Chemical Corp.	4,400	202,127
Nissan Motor Co. Ltd.	82,100	674,217
Nisshin Seifun Group, Inc.	7,100	163,216
Nissin Foods Holdings Co. Ltd.	2,100	144,493
Nitori Holdings Co. Ltd.	2,700	349,098
Nitto Denko Corp.	5,700	300,442
Nomura Holdings, Inc.	9,584,100	34,633,607
Nomura Real Estate Holdings, Inc.	4,100	78,896
Nomura Real Estate Master Fund, Inc.	138	203,290
Nomura Research Institute Ltd.	3,838	174,819
NSK Ltd.	12,100	113,767
NTT Data Corp.	22,100	244,331
NTT DOCOMO, Inc.	47,000	1,041,691
Obayashi Corp.	23,300	234,833
Obic Co. Ltd.	2,300	232,587
Odakyu Electric Railway Co. Ltd.	9,900	240,239
Oji Holdings Corp.	30,250	188,241
Olympus Corp.	2,467,600	26,845,575
Omron Corp.	6,800	319,472
Ono Pharmaceutical Co. Ltd.	13,200	259,386
Oracle Corp.	1,400	94,148
Oriental Land Co. Ltd.	7,000	796,152
ORIX Corp.	46,800	672,404
Osaka Gas Co. Ltd.	13,300	262,956
Otsuka Corp.	3,600	134,684
Otsuka Holdings Co. Ltd.	13,530	532,716
Pan Pacific International Holdings Corp.	4,100	271,642
Panasonic Corp.	7,025,465	60,574,254
Park24 Co. Ltd.	4,200	91,308
Persol Holdings Co. Ltd.	6,400	103,926
Pigeon Corp.	502,900	20,633,367
Pola Orbis Holdings, Inc.	3,300	105,555
Rakuten, Inc.	30,000	284,695
Recruit Holdings Co. Ltd.	38,000	1,089,478
Renesas Electronics Corp. (1)	29,800	138,485
Resona Holdings, Inc.	73,500	318,408
Ricoh Co. Ltd.	24,000	251,335
Rinnai Corp.	1,200	84,966
Rohm Co. Ltd.	3,200	200,496
Ryohin Keikaku Co. Ltd.	800	203,068
Sankyo Co. Ltd.	1,700	64,902
Santen Pharmaceutical Co. Ltd.	12,300	183,840
SBI Holdings, Inc.	8,125	181,688
Secom Co. Ltd.	7,400	634,616
Sega Sammy Holdings, Inc.	6,400	75,621
Seibu Holdings, Inc.	7,500	131,409
Seiko Epson Corp.	9,900	151,866
Sekisui Chemical Co. Ltd.	12,900	207,867
Sekisui House Ltd.	22,200	367,887
Seven & i Holdings Co. Ltd.	26,000	980,985
Seven Bank Ltd.	20,100	59,420
SG Holdings Co. Ltd.	3,400	99,187
Sharp Corp.	7,705	85,129
Shimadzu Corp.	7,800	226,394
Shimamura Co. Ltd.	800	67,801
Shimano, Inc.	167,300	27,239,277
Shimizu Corp.	18,300	159,379
Shin-Etsu Chemical Co. Ltd.	12,495	1,051,440
Shinsei Bank Ltd.	5,400	76,840
Shionogi & Co. Ltd.	9,400	583,567
Shiseido Co. Ltd.	661,300	47,881,325
Shizuoka Bank Ltd.	14,700	111,984
Showa Denko KK	4,800	169,670
Showa Shell Sekiyu KK	6,500	89,139
SMC Corp.	88,500	33,360,656
SoftBank Corp.	57,800	651,187
SoftBank Group Corp.	255,200	24,876,058
Sohgo Security Services Co. Ltd.	2,400	104,684
Sompo Holdings, Inc.	11,050	409,215
Sony Corp.	43,700	1,845,067
Sony Financial Holdings, Inc.	6,100	115,118
Stanley Electric Co. Ltd.	4,400	118,570
Subaru Corp.	21,880	499,579
Sugi Holdings Co. Ltd.	208,300	9,192,461
Sumco Corp.	8,300	92,845
Sumitomo Chemical Co. Ltd.	53,600	250,221
Sumitomo Corp.	39,900	553,185
Sumitomo Dainippon Pharma Co. Ltd.	5,400	134,023
Sumitomo Electric Industries Ltd.	3,457,300	45,992,723
Sumitomo Heavy Industries Ltd.	3,800	123,499
Sumitomo Metal Mining Co. Ltd.	8,100	240,018
Sumitomo Mitsui Financial Group, Inc.	2,231,400	78,140,766
Sumitomo Mitsui Trust Holdings, Inc.	1,475,500	53,028,159
Sumitomo Realty & Development Co. Ltd.	12,400	514,480
Sumitomo Rubber Industries Ltd.	5,900	70,863
Sundrug Co. Ltd.	2,300	63,476
Suntory Beverage & Food Ltd.	4,810	226,222
Suzuken Co. Ltd.	2,455	142,402
Suzuki Motor Corp.	11,900	527,502
Sysmex Corp.	341,000	20,656,609
T&D Holdings, Inc.	20,400	214,828
Taiheiyo Cement Corp.	4,200	140,276
Taisei Corp.	7,300	339,616
Taisho Pharmaceutical Holdings Co. Ltd.	1,360	129,925
Taiyo Nippon Sanso Corp.	4,500	68,710
Takashimaya Co. Ltd.	5,000	66,629
Takeda Pharmaceutical Co. Ltd.	1,308,979	53,605,628
TDK Corp.	4,500	354,169
Teijin Ltd.	6,100	100,870
Terumo Corp.	21,000	642,720
THK Co. Ltd.	4,200	104,313
Tobu Railway Co. Ltd.	6,800	196,532
Toho Co. Ltd.	3,800	152,862
Toho Gas Co. Ltd.	2,600	116,928
Tohoku Electric Power Co., Inc.	15,300	195,358
Tokio Marine Holdings, Inc.	1,023,600	49,590,025
Tokyo Electric Power Co., Inc. (1)	50,400	318,836
Tokyo Electron Ltd.	5,400	783,315
Tokyo Gas Co. Ltd.	13,600	368,148
Tokyu Corp.	17,400	304,173
Tokyu Fudosan Holdings Corp.	22,200	133,035
Toppan Printing Co. Ltd.	8,400	127,119
Toray Industries, Inc.	47,000	299,925
Toshiba Corp.	23,100	736,286
Tosoh Corp.	8,800	137,308
TOTO Ltd.	5,000	212,600
Toyo Seikan Group Holdings Ltd.	5,300	108,721
Toyo Suisan Kaisha Ltd.	3,150	120,077
Toyoda Gosei Co. Ltd.	2,000	42,462
Toyota Industries Corp.	5,200	261,294
Toyota Motor Corp.	163,694	9,643,344
Toyota Tsusho Corp.	7,335	239,663
Trend Micro, Inc.	4,000	195,083
Tsuruha Holdings, Inc.	1,300	105,877
Unicharm Corp.	13,800	457,501
United Urban Investment Corp.	108	170,501
USS Co. Ltd.	8,100	150,640
Welcia Holdings Co. Ltd.	1,500	50,961
West Japan Railway Co.	5,700	429,471
Yahoo Japan Corp.	95,900	235,209
Yakult Honsha Co. Ltd.	4,200	294,477
Yamada Denki Co. Ltd.	21,240	104,753
Yamaguchi Financial Group, Inc.	7,000	59,351
Yamaha Corp.	4,700	235,345
Yamaha Motor Co. Ltd.	9,900	194,737
Yamato Holdings Co. Ltd.	10,400	269,057
Yamazaki Baking Co. Ltd.	4,100	66,651
Yaskawa Electric Corp.	8,100	255,746
Yokogawa Electric Corp.	7,700	159,896
Yokohama Rubber Co. Ltd.	4,300	80,046
ZOZO, Inc.	6,700	126,669
		1,445,284,603
Luxembourg - 0.02%
ArcelorMittal	23,543	477,792
Aroundtown SA	27,258	224,840
Eurofins Scientific SE	386	159,905
Millicom International Cellular SA	2,214	134,460
RTL Group SA	1,330	72,701
SES SA	13,190	205,146
Tenaris SA	16,165	227,718
		1,502,562
Macau - 0.01%
MGM China Holdings Ltd.	34,000	71,299
Sands China Ltd.	86,400	434,847
Wynn Macau Ltd.	54,400	128,474
		634,620
Malaysia - 0.21%
Public Bank Bhd	3,552,900	20,171,296

Mexico - 0.79%
Fresnillo Plc	7,678	87,014
Grupo Aeroportuario del Centro Norte SAB de CV	1,748,200	9,855,902
Grupo Aeroportuario del Pacifico SAB de CV - ADR	83,285	7,409,867
Mexichem SAB de CV	4,988,300	11,924,479
Wal-Mart de Mexico SAB de CV	17,666,912	47,229,483
		76,506,745
Netherlands - 4.55%
ABN AMRO Group NV (2)	14,951	337,065
Adyen NV (1)(2)	355	278,446
Aegon NV	62,486	300,151
Akzo Nobel NV	327,159	29,062,786
ASML Holding NV	175,764	33,034,951
ASML Holding NV - REG	154,035	28,966,282
Core Laboratories NV	181,747	12,527,821
EXOR NV	3,773	245,034
Heineken Holding NV	4,021	403,463
Heineken NV	8,928	943,641
ING Groep NV	6,563,153	79,528,053
InterXion Holding NV (1)	224,035	14,949,856
Koninklijke Ahold Delhaize NV	1,047,426	27,886,556
Koninklijke DSM NV	6,269	683,855
Koninklijke KPN NV	4,226,600	13,416,859
Koninklijke Philips NV	32,255	1,317,867
Koninklijke Vopak NV	2,411	115,480
NN Group NV	11,027	458,796
NXP Semiconductors NV	11,860	1,048,305
OCI NV (1)	413,740	11,397,714
PostNL NV	11,166,995	28,553,866
QIAGEN NV (1)	223,193	9,079,491
QIAGEN NV - Aquis Listed (1)	389,891	15,826,585
Randstad Holding NV	4,206	205,371
Royal Dutch Shell Plc	284,334	8,935,504
Royal Dutch Shell Plc - Class A	2,294,231	71,979,296
Royal Dutch Shell Plc - Class B	1,544,428	48,812,796
Wolters Kluwer NV	9,683	659,698
		440,955,588
New Zealand - 0.01%
a2 Milk Co. Ltd. (1)	24,118	235,986
Auckland International Airport Ltd.	36,163	200,618
Fisher & Paykel Healthcare Corp. Ltd.	19,923	213,279
Fletcher Building Ltd.	30,890	104,172
Meridian Energy Ltd.	43,743	124,788
Ryman Healthcare Ltd.	15,421	128,759
Spark New Zealand Ltd.	63,544	164,603
		1,172,205
Norway - 0.04%
Aker BP ASA	3,686	131,451
DNB ASA	34,167	629,349
Equinor ASA	41,144	901,880
Gjensidige Forsikring ASA	7,403	127,964
Mowi ASA	14,852	331,808
Norsk Hydro ASA	49,596	201,697
Orkla ASA	26,544	203,852
Schibsted ASA - Class B	3,591	128,652
Telenor ASA	25,341	507,427
Yara International ASA	6,081	249,169
		3,413,249
Portugal - 0.25%
EDP - Energias de Portugal SA	89,765	353,173
Galp Energia SGPS SA	17,577	281,650
Jeronimo Martins SGPS SA	1,626,345	24,013,687
		24,648,510
Republic of Korea - 1.32%
Hana Financial Group, Inc.	283,251	9,094,611
NAVER Corp.	85,925	9,403,831
POSCO	64,322	14,363,094
Samsung Electronic Co. Ltd.	363,045	14,319,559
Samsung Fire & Marine Insurance Co. Ltd.	109,621	29,083,729
Samsung SDI Co. Ltd.	272,074	51,560,030
		127,824,854
Singapore - 2.74%
Ascendas Real Estate Investment Trust	91,400	196,454
CapitaLand Commercial Trust	98,051	140,482
CapitaLand Ltd.	91,600	247,151
CapitaLand Mall Trust	95,500	167,816
City Developments Ltd.	14,000	93,694
ComfortDelGro Corp. Ltd.	83,200	158,134
DBS Group Holdings Ltd.	3,520,900	65,724,215
Genting Singapore Ltd.	208,900	160,691
Golden Agri-Resources Ltd.	265,000	54,788
Jardine Cycle & Carriage Ltd.	3,600	86,472
Keppel Corp. Ltd.	51,400	236,509
Oversea-Chinese Banking Corp. Ltd.	110,200	900,949
SATS Ltd.	25,800	97,498
Sea Ltd. - ADR (1)	703,780	16,552,906
Sembcorp Industries Ltd.	34,000	64,125
Singapore Airlines Ltd.	18,000	128,531
Singapore Exchange Ltd.	27,200	147,034
Singapore Press Holdings Ltd.	19,200	34,212
Singapore Technologies Engineering Ltd.	54,600	150,990
Singapore Telecommunications Ltd.	37,470,700	83,661,394
Suntec Real Estate Investment Trust	79,400	114,406
United Overseas Bank Ltd.	4,241,225	79,130,249
UOL Group Ltd.	20,519	105,488
Venture Corp. Ltd.	10,300	136,848
Wilmar International Ltd.	7,022,200	17,170,200
		265,661,236
South Africa - 0.84%
Clicks Group Ltd.	1,932,015	24,665,788
Investec Plc	24,151	139,172
Naspers Ltd.	244,384	56,951,652
		81,756,612
Spain - 3.50%
ACS Actividades Co.	9,270	407,528
Aena SA (2)	2,298	414,081
Amadeus IT Group SA	368,750	29,555,057
Banco Bilbao Vizcaya Argentaria SA	9,209,120	52,619,647
Banco de Sabadell SA	203,335	202,668
Banco Santander	8,635,928	40,101,382
Bankia SA	3,707,234	9,612,231
Bankinter SA	2,164,552	16,497,712
CaixaBank SA	126,906	396,860
Enagas SA	4,052	117,964
Endesa SA	11,610	296,294
Ferrovial SA	16,959	397,410
Grifols SA	10,103	283,290
Iberdrola SA	4,363,807	38,313,397
Industria de Diseno Textil SA	2,203,879	64,797,501
Mapfre SA	38,865	107,129
Naturgy Energy Group SA	12,510	350,150
Red Electrica Corp. SA	14,986	319,453
Repsol SA	49,830	852,510
Siemens Gamesa Renewable Energy SA (1)	8,981	143,155
Telefonica SA	9,996,850	83,742,767
		339,528,186
Sweden - 2.52%
Alfa Laval AB	9,844	226,225
Assa Abloy AB	34,523	745,087
Atlas Copco AB - Class A	2,098,388	56,448,807
Atlas Copco AB - Class B	13,247	328,558
Boliden AB	9,532	271,653
Electrolux AB	8,339	214,737
Epiroc AB - Class A	2,295,856	23,187,354
Epiroc AB - Class B	13,464	128,996
Essity AB	21,105	609,055
Getinge AB - Series B	1,003,000	11,696,502
Hennes & Mauritz AB	31,136	519,450
Hexagon AB	9,044	472,663
Husqvarna AB - Class B	13,668	111,783
ICA Gruppen AB	2,813	112,935
Industrivarden AB	6,192	129,850
Investor AB	643,253	28,995,816
Kinnevik AB	8,152	211,431
L E Lundbergforetagen AB	2,533	80,221
Lundin Petroleum AB	6,613	223,929
Sandvik AB	38,940	633,325
Securitas AB	11,178	180,817
Skandinaviska Enskilda Banken AB	57,983	502,302
Skanska AB	11,737	213,458
SKF AB	13,135	218,531
Spotify Technology SA (1)	166,346	23,088,825
Svenska Handelsbanken AB	2,406,847	25,411,487
Swedbank AB	31,973	451,872
Swedish Match AB	6,006	306,443
Tele2 AB	17,030	227,236
Telefonaktiebolaget LM Ericsson - Class B	2,038,104	18,774,790
TeliaSonera AB	10,777,948	48,583,162
Volvo AB	53,985	837,639
		244,144,939
Switzerland - 8.01%
ABB Ltd.	2,421,672	45,513,892
Adecco SA	933,075	49,830,486
Baloise Holding AG	1,716	283,613
Barry Callebaut AG	76	137,372
Chocoladefabriken Lindt & Spruengli AG	36	244,778
Chocoladefabriken Lindt & Spruengli AG - REG	4	312,930
Chubb Ltd.	362,703	50,807,436
Cie Financiere Richemont SA	462,666	33,753,024
Clariant AG	6,850	144,183
Coca-Cola HBC AG	7,043	240,162
Credit Suisse Group AG	1,339,285	15,611,270
Dufry AG	1,076	113,140
EMS-Chemie Holding AG	285	154,710
Ferguson Plc	8,022	510,932
Geberit AG	70,813	28,961,830
Givaudan SA	318	813,931
Glencore Plc	399,115	1,654,005
Julius Baer Group Ltd.	351,231	14,208,064
Kuehne & Nagel International AG	1,840	252,459
LafargeHolcim Ltd.	17,095	845,223
Lonza Group AG	2,565	796,322
Nestle SA	1,030,274	98,237,050
Novartis AG	1,488,052	143,030,869
Novartis AG - Sponsored ADR	415,025	39,900,503
Pargesa Holding SA	1,319	103,443
Partners Group Holding AG	594	432,113
Roche Holding AG	453,107	124,855,845
Schindler Holding AG	684	141,610
Schindler Holding AG - Participation Certificate	142,695	29,608,783
SGS SA	181	450,816
Sika AG	216,563	30,286,799
Sonova Holding AG	1,882	372,956
STMicroelectronics NV	23,233	344,601
Straumann Holding AG	359	293,483
Swatch Group AG - BR	1,040	297,858
Swatch Group AG - REG	1,906	105,537
Swiss Life Holding AG	1,213	534,448
Swiss Prime Site	2,702	236,836
Swiss Re AG	10,853	1,060,829
Swisscom AG	920	450,129
Temenos AG	2,080	306,874
u-blox Holding AG	52,152	3,964,307
UBS Group AG	1,315,229	15,958,396
Vifor Pharma AG	1,541	208,545
Zurich Insurance Group AG	121,683	40,281,539
		776,653,931
Taiwan - 1.75%
Hon Hai Precision Industry Co. Ltd.	6,212,400	14,847,104
Hon Hai Precision Industry Co. Ltd. - GDR	2,398,574	11,587,741
Taiwan Semiconductor Manufacturing Co. Ltd.	4,686,000	37,530,451
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,588,305	106,016,973
		169,982,269
Thailand - 0.12%
Thai Beverage Plc	18,197,300	11,356,243

United Arab Emirates - 0.00% (3)
NMC Health Plc	3,414	101,761

United Kingdom - 15.15%
3I Group Plc	34,626	444,025
Admiral Group Plc	7,366	208,356
Anglo American Plc	37,559	1,004,572
Ashtead Group Plc	16,274	393,420
ASOS Plc (1)	270,629	11,301,297
Associated British Foods Plc	12,067	383,709
AstraZeneca Plc	1,024,623	81,787,294
Auto Trader Group Plc (2)	5,065,045	34,449,530
Aviva Plc	2,299,788	12,367,014
B&M European Value Retail SA	1,957,260	9,534,358
Babcock International Group Plc	8,635	55,559
BAE Systems Plc	3,689,110	23,189,000
Barclays Plc	6,231,984	12,552,962
Barratt Developments Plc	36,344	283,896
Berkeley Group Holdings Plc	4,133	198,695
BHP Group Plc	74,873	1,806,468
BP Plc	17,088,848	124,090,904
British American Tobacco Plc	320,801	13,383,189
British American Tobacco Plc - ADR	231,055	9,639,615
British Land Co. Plc	32,193	247,167
BT Group Plc	296,948	862,733
Bunzl Plc	11,654	384,655
Burberry Group Plc	865,958	22,070,513
Centrica Plc	201,275	299,820
CNH Industrial NV	35,890	365,673
Coca-Cola European Partners Plc	7,328	379,151
Compass Group Plc	2,205,593	51,894,365
ConvaTec Group Plc (2)	49,124	90,643
Croda International Plc	4,533	297,810
Diageo Plc	906,602	37,100,204
Direct Line Insurance Group Plc	49,014	225,476
easyJet Plc	5,687	82,852
Experian Plc	2,159,024	58,435,088
Fiat Chrysler Automobiles NV	38,040	568,156
G4S Plc	54,615	130,692
GlaxoSmithKline Plc	2,190,781	45,515,460
Hammerson Plc	25,938	113,552
Hargreaves Lansdown Plc	2,044,044	49,657,834
HomeServe Plc	1,361,174	18,184,005
HSBC Holdings Plc	8,922,004	72,499,295
Imperial Tobacco Group Plc	33,932	1,160,724
Informa Plc	44,568	432,180
InterContinental Hotels Group Plc	5,873	353,454
Intertek Group Plc	386,891	24,509,398
ITV Plc	131,005	217,069
J Sainsbury Plc	4,726,723	14,504,775
John Wood Group Plc	6,242,307	41,262,074
Johnson Matthey Plc	607,242	24,902,575
Jupiter Fund Management Plc	2,949,419	13,902,524
Kingfisher Plc	11,470,397	35,176,626
Land Securities Group Plc	26,181	311,712
Legal & General Group Plc	209,873	753,159
Lloyds Banking Group Plc	65,461,424	53,035,707
London Stock Exchange Group Plc	249,424	15,428,462
Marks & Spencer Group Plc	56,877	206,423
Meggitt Plc	26,794	175,650
Melrose Industries Plc	167,557	400,218
Merlin Entertainments Plc (2)	25,352	113,488
Micro Focus International Plc	14,934	388,277
Mondi Plc	12,567	278,274
National Grid Plc	1,756,585	19,498,771
Next Plc	4,874	354,176
Pearson Plc	27,759	302,844
Persimmon Plc	11,062	312,897
Prudential Plc	91,846	1,841,106
Reckitt Benckiser Group Plc	23,146	1,926,281
RELX Plc	67,820	1,451,306
Rightmove Plc	6,122,810	40,712,595
Rio Tinto Ltd.	13,071	910,288
Rio Tinto Plc	40,927	2,378,815
Rolls-Royce Holdings Plc (1)	58,999	694,811
Royal Bank of Scotland Group Plc	5,286,074	17,021,622
Royal Mail Plc	32,010	99,465
RSA Insurance Group Plc	35,074	232,108
Sage Group Plc	37,818	345,653
Schroders Plc	4,436	156,204
Segro Plc	37,779	331,628
Severn Trent Plc	8,330	214,531
Smith & Nephew Plc	30,472	605,148
Smiths Group Plc	13,254	248,020
Sophos Group Plc (2)	3,469,590	13,612,544
SSE Plc	2,562,311	39,643,835
St James's Place Plc	18,555	248,660
Standard Chartered Plc	2,214,544	17,070,555
Standard Life Aberdeen Plc	87,774	301,683
Taylor Wimpey Plc	115,417	263,983
Tesco Plc	49,414,310	149,553,042
Travis Perkins Plc	1,425,405	25,466,207
Unilever NV	53,155	3,099,027
Unilever Plc	38,236	2,200,975
Unilever Plc - ADR	712,970	41,152,628
United Utilities Group Plc	23,921	254,058
Vodafone Group Plc	45,360,972	82,659,439
Weir Group Plc	1,665,757	33,856,707
Whitbread Plc	6,337	419,361
Willis Towers Watson Plc	48,335	8,490,043
WM Morrison Supermarkets Plc	82,314	244,192
WPP Plc	3,428,013	36,213,905
		1,468,380,889
United States - 2.22%
Amdocs Ltd.	345,832	18,712,970
Carnival Plc	5,836	288,462
Mettler-Toledo International, Inc. (1)	126,716	91,615,668
Mylan (1)	675,596	19,146,391
News Corp. - Class A	616,617	7,670,715
ResMed, Inc.	405,959	42,207,557
Schlumberger Ltd.	808,335	35,219,156
		214,860,919
Total Common Stocks (Cost $9,003,111,934)		9,313,864,987

PREFERRED STOCKS - 0.23%
Germany - 0.23%
Bayerische Motoren Werke AG	1,925	126,729
Fuchs Petrolub SE	2,393	98,783
Henkel AG & Co. KGaA	6,032	616,319
Porsche Automobil Holding SE	5,301	332,652
Sartorius AG	1,204	206,917
Volkswagen AG	132,060	20,820,010
		22,201,410
Total Preferred Stocks (Cost $21,721,792)		22,201,410

SHORT-TERM INVESTMENTS - 3.21%
Money Market Funds - 3.21%
Goldman Sachs Financial Square Government Fund - Class I, 2.32% (4)	155,647,213	155,647,213
JPMorgan U.S. Government Money Market Fund - Class I, 2.33% (4)	155,647,214	155,647,214
Total Short-Term Investments (Cost $311,294,427)		311,294,427
TOTAL INVESTMENTS IN SECURITIES - 99.55%
(Cost $9,336,128,153)		9,647,360,824
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.45%		43,759,777
TOTAL NET ASSETS - 100.00%		$9,691,120,601
Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(1)	Non-income producing security.
(2)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $120,859,257, which represents 1.25% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

COMMON STOCKS	% of Net Assets
Communication Services	10.26%
Consumer Discretionary	11.19%
Consumer Staples	9.91%
Energy	6.11%
Financials	17.18%
Healthcare	11.97%
Industrials	12.30%
Information Technology	10.87%
Materials	2.95%
Real Estate	0.73%
Utilities	2.64%
Total Common Stocks	96.11%
PREFERRED STOCKS
Consumer Discretionary	0.22%
Consumer Staples	0.01%
Healthcare	0.00%	(1)
Materials	0.00%	(1)
Total Preferred Stocks	0.23%
SHORT-TERM INVESTMENTS	3.21%
TOTAL INVESTMENTS	99.55%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.45%
TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund
Notes to Schedule of Investments
March 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Fund’s shares is generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of the Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (“the Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Fund’s holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•
Level 2 –Inputs other than quoted prices included within Level 1 that are observable for the asset or liability.  Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 –Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by the Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Fund on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Fund values the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information
The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$82,868,085	$911,942,647	$-	$994,810,732
Consumer Discretionary	214,800,349	869,172,823	-	1,083,973,172
Consumer Staples	164,571,965	795,415,800	-	959,987,765
Energy	58,158,572	533,991,371	-	592,149,943
Financials	143,383,753	1,521,490,208	-	1,664,873,961
Healthcare	275,084,873	885,333,185	-	1,160,418,058
Industrials	104,128,308	1,087,634,476	-	1,191,762,784
Information Technology	358,736,576	694,262,258	-	1,052,998,834
Materials	22,088,551	264,107,715	-	286,196,266
Real Estate	798,191	70,140,403	-	70,938,594
Utilities	746,864	255,008,014	-	255,754,878
Preferred Stocks
Consumer Discretionary	-	21,279,391	-	21,279,391
Consumer Staples	-	616,319	-	616,319
Healthcare	-	206,917	-	206,917
Materials	-	98,783	-	98,783
Short-Term Investments	311,294,427	-	-	311,294,427
Total Assets	$1,736,660,514	$7,910,700,310	$-	$9,647,360,824